DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
∞	Rates reflect the effective yields at purchase date.
(r)	The adjustable rate shown is effective as of January 31, 2024.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
±	Face Amount of security is not adjusted for inflation.

CONTINUED
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.4%)
	AT&T, Inc.	423,900	$7,498,791
	Comcast Corp., Class A	282,490	13,147,085
	Electronic Arts, Inc.	12,698	1,746,991
	Fox Corp., Class A	31,155	1,006,307
	Fox Corp., Class B	25,526	766,035
»	GCI Liberty, Inc.	1,000	904
	Interpublic Group of Cos., Inc.	28,352	935,333
*	Liberty Broadband Corp., Class A	600	46,692
*	Liberty Broadband Corp., Class C	6,600	517,770
	Liberty Media Corp.-Liberty Formula One, Class A	535	32,683
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	304,441
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	135,722
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	438,732
*	Meta Platforms, Inc., Class A	16,455	6,419,754
	News Corp., Class A	16,744	412,572
	News Corp., Class B	8,065	206,222
	Omnicom Group, Inc.	697	62,995
	Paramount Global, Class A	1,652	38,541
	Paramount Global, Class B	38,139	556,448
*	Sphere Entertainment Co.	154	5,449
*	Take-Two Interactive Software, Inc.	8,414	1,387,721
	T-Mobile U.S., Inc.	38,754	6,248,307
	Verizon Communications, Inc.	272,600	11,544,610
	Walt Disney Co.	45,722	4,391,598
*	Warner Bros Discovery, Inc.	112,864	1,130,897
TOTAL COMMUNICATION SERVICES			58,982,600
CONSUMER DISCRETIONARY — (5.5%)
*	Aptiv PLC	18,621	1,514,446
	Aramark	21,061	612,454
	Autoliv, Inc.	7,172	768,265
	Best Buy Co., Inc.	614	44,509
	BorgWarner, Inc.	27,403	928,962
*	Caesars Entertainment, Inc.	2,169	95,154
*	Capri Holdings Ltd.	1,300	63,362
*	CarMax, Inc.	8,069	574,351
*	Carnival Corp.	43,840	726,867
	Dick's Sporting Goods, Inc.	958	142,809
	DR Horton, Inc.	49,527	7,077,904
	eBay, Inc.	43,200	1,774,224
	Ford Motor Co.	162,081	1,899,589
	Gap, Inc.	1,476	27,586
	Garmin Ltd.	12,708	1,518,479
	General Motors Co.	125,101	4,853,919
	Gentex Corp.	3,570	118,274
	Genuine Parts Co.	2,500	350,575
	Harley-Davidson, Inc.	1,373	44,554
	Hasbro, Inc.	1,403	68,677
	Hyatt Hotels Corp., Class A	2,188	280,874
	Lear Corp.	4,194	557,383
	Lennar Corp., Class A	27,799	4,165,680
#	Lennar Corp., Class B	1,507	209,096
	Lithia Motors, Inc.	218	64,277

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	36,546	$1,705,602
	MGM Resorts International	7,230	313,565
*	Mohawk Industries, Inc.	618	64,427
*	NVR, Inc.	22	155,656
	Penske Automotive Group, Inc.	3,800	563,806
	PulteGroup, Inc.	42,097	4,401,662
	PVH Corp.	672	80,815
	Ralph Lauren Corp.	2,390	343,371
#*	Rivian Automotive, Inc., Class A	19,400	297,014
*	Royal Caribbean Cruises Ltd.	6,046	770,865
	Service Corp. International	700	46,984
	Tapestry, Inc.	4,002	155,238
	Toll Brothers, Inc.	1,729	171,776
	Whirlpool Corp.	7,835	858,089
TOTAL CONSUMER DISCRETIONARY			38,411,140
CONSUMER STAPLES — (4.6%)
	Archer-Daniels-Midland Co.	28,964	1,609,819
*	BellRing Brands, Inc.	3,250	179,627
	Bunge Global SA	15,242	1,342,668
	Campbell Soup Co.	12,528	559,125
	Casey's General Stores, Inc.	726	197,007
	Conagra Brands, Inc.	28,442	829,084
	Constellation Brands, Inc., Class A	6,617	1,621,694
*	Coty, Inc., Class A	22,970	277,478
*	Darling Ingredients, Inc.	4,055	175,582
	Dollar General Corp.	1,822	240,632
*	Dollar Tree, Inc.	20,634	2,695,213
	General Mills, Inc.	52,942	3,436,465
	Hormel Foods Corp.	9,549	290,003
	J M Smucker Co.	10,661	1,402,455
	Kenvue, Inc.	97,197	2,017,810
	Keurig Dr Pepper, Inc.	5,429	170,688
	Kraft Heinz Co.	17,345	644,020
	Kroger Co.	81,457	3,758,426
	Molson Coors Beverage Co., Class B	11,394	704,035
	Mondelez International, Inc., Class A	70,011	5,269,728
*	Performance Food Group Co.	4,616	335,491
*	Pilgrim's Pride Corp.	2,655	72,136
*	Post Holdings, Inc.	919	85,348
	Seaboard Corp.	12	43,236
	Tyson Foods, Inc., Class A	22,740	1,245,242
*	U.S. Foods Holding Corp.	17,034	783,734
	Walgreens Boots Alliance, Inc.	41,309	932,344
	Walmart, Inc.	6,241	1,031,325
TOTAL CONSUMER STAPLES			31,950,415
ENERGY — (13.1%)
	APA Corp.	454	14,224
	Baker Hughes Co.	90,715	2,585,378
#	Chesapeake Energy Corp.	3,177	244,978
	Chevron Corp.	111,364	16,418,395
	ConocoPhillips	85,027	9,511,971
	Coterra Energy, Inc.	58,717	1,460,879
	Devon Energy Corp.	49,369	2,074,485
	Diamondback Energy, Inc.	16,011	2,461,531
	EOG Resources, Inc.	31,707	3,607,940
	EQT Corp.	5,427	192,116

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Exxon Mobil Corp.	257,788	$26,503,184
	Halliburton Co.	23,466	836,563
	Helmerich & Payne, Inc.	818	32,933
	Hess Corp.	4,041	567,882
	HF Sinclair Corp.	3,700	209,013
	Kinder Morgan, Inc.	123,810	2,094,865
	Marathon Oil Corp.	42,811	978,231
	Marathon Petroleum Corp.	30,153	4,993,337
	NOV, Inc.	626	12,213
	Occidental Petroleum Corp.	59,590	3,430,596
	ONEOK, Inc.	790	53,918
	Ovintiv, Inc.	6,352	269,452
	Phillips 66	19,455	2,807,551
	Pioneer Natural Resources Co.	13,804	3,172,573
	Schlumberger NV	10,862	528,979
	Valero Energy Corp.	24,198	3,361,102
	Williams Cos., Inc.	85,764	2,972,580
TOTAL ENERGY			91,396,869
FINANCIALS — (22.6%)
	Aflac, Inc.	40,690	3,431,795
	Allstate Corp.	13,683	2,124,286
	Ally Financial, Inc.	51,633	1,893,898
	American Financial Group, Inc.	4,681	563,592
	American International Group, Inc.	44,332	3,081,517
	Apollo Global Management, Inc.	2,067	207,527
*	Arch Capital Group Ltd.	31,206	2,572,311
	Assurant, Inc.	3,963	665,586
	Axis Capital Holdings Ltd.	973	57,913
	Bank of America Corp.	196,760	6,691,808
	Bank of New York Mellon Corp.	56,389	3,127,334
*	Berkshire Hathaway, Inc., Class B	41,380	15,879,161
	BlackRock, Inc.	1,483	1,148,302
*	Block, Inc.	3,427	222,789
	Capital One Financial Corp.	35,609	4,818,610
	Carlyle Group, Inc.	6,100	244,122
	Charles Schwab Corp.	485	30,516
	Chubb Ltd.	14,047	3,441,515
	Cincinnati Financial Corp.	1,786	197,889
	Citigroup, Inc.	60,130	3,377,502
	Citizens Financial Group, Inc.	23,897	781,432
	Comerica, Inc.	654	34,387
	Corebridge Financial, Inc.	4,245	102,602
	Discover Financial Services	21,792	2,299,492
	East West Bancorp, Inc.	3,233	235,395
	Everest Group Ltd.	2,539	977,439
	F&G Annuities & Life, Inc.	389	17,443
	Fidelity National Financial, Inc.	9,333	466,930
	Fidelity National Information Services, Inc.	41,588	2,589,269
	Fifth Third Bancorp	73,951	2,532,082
	First Citizens BancShares, Inc., Class A	927	1,399,770
	First Horizon Corp.	7,379	105,077
*	Fiserv, Inc.	14,437	2,048,177
	Franklin Resources, Inc.	10,235	272,558
	Global Payments, Inc.	13,261	1,766,763
	Globe Life, Inc.	4,255	522,599
	Goldman Sachs Group, Inc.	17,417	6,688,302
	Hartford Financial Services Group, Inc.	50,871	4,423,742
	Huntington Bancshares, Inc.	95,088	1,210,470

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Intercontinental Exchange, Inc.	463	$58,954
	Jefferies Financial Group, Inc.	1,212	49,401
	JPMorgan Chase & Co.	175,710	30,636,796
	KeyCorp	70,335	1,021,968
	Lincoln National Corp.	2,459	67,500
	Loews Corp.	12,719	926,706
	M&T Bank Corp.	8,288	1,144,573
*	Markel Group, Inc.	361	540,572
	MetLife, Inc.	23,241	1,611,066
	Morgan Stanley	63,392	5,530,318
	Northern Trust Corp.	11,340	903,118
*	PayPal Holdings, Inc.	1,436	88,099
	PNC Financial Services Group, Inc.	13,115	1,983,119
	Principal Financial Group, Inc.	29,370	2,323,167
	Prosperity Bancshares, Inc.	567	36,237
	Prudential Financial, Inc.	34,388	3,608,333
	Raymond James Financial, Inc.	14,530	1,600,915
	Regions Financial Corp.	86,725	1,619,156
	Reinsurance Group of America, Inc.	828	143,981
	RenaissanceRe Holdings Ltd.	250	57,207
	State Street Corp.	21,628	1,597,660
	Synchrony Financial	36,836	1,431,815
	Synovus Financial Corp.	1,104	41,577
	T Rowe Price Group, Inc.	6,775	734,749
	Travelers Cos., Inc.	24,711	5,222,917
	Truist Financial Corp.	67,459	2,500,031
	U.S. Bancorp	52,456	2,179,022
	Unum Group	5,925	286,414
	W R Berkley Corp.	9,149	749,120
	Webster Financial Corp.	384	19,000
	Wells Fargo & Co.	133,330	6,690,499
	Willis Towers Watson PLC	658	162,065
	Zions Bancorp NA	3,064	128,382
TOTAL FINANCIALS			157,946,339
HEALTH CARE — (14.0%)
	Abbott Laboratories	24,978	2,826,261
*	Avantor, Inc.	14,651	336,827
	Baxter International, Inc.	25,981	1,005,205
	Becton Dickinson & Co.	13,436	3,208,651
*	Biogen, Inc.	13,217	3,260,105
*	BioMarin Pharmaceutical, Inc.	1,200	105,696
*	Bio-Rad Laboratories, Inc., Class A	918	294,577
*	Boston Scientific Corp.	11,811	747,164
	Bristol-Myers Squibb Co.	110,604	5,405,218
*	Catalent, Inc.	2,832	146,244
*	Centene Corp.	30,307	2,282,420
*	Charles River Laboratories International, Inc.	1,286	278,136
	Cigna Group	19,463	5,857,390
	Cooper Cos., Inc.	478	178,308
	CVS Health Corp.	77,059	5,730,878
	Danaher Corp.	25,545	6,128,501
*	DaVita, Inc.	811	87,718
*	Elanco Animal Health, Inc.	6,840	100,822
	Elevance Health, Inc.	14,962	7,382,849
*	Envista Holdings Corp.	1,720	40,420
*	GE HealthCare Technologies, Inc.	36,312	2,663,848
	Gilead Sciences, Inc.	63,612	4,978,275
*	Henry Schein, Inc.	11,024	825,036

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Hologic, Inc.	12,948	$963,849
	Humana, Inc.	9,065	3,427,114
*	Incyte Corp.	1,360	79,927
*	IQVIA Holdings, Inc.	420	87,457
*	Jazz Pharmaceuticals PLC	6,015	738,161
	Laboratory Corp. of America Holdings	14,026	3,117,980
	McKesson Corp.	3,387	1,693,127
	Medtronic PLC	48,549	4,249,979
	Merck & Co., Inc.	136	16,426
*	Moderna, Inc.	15,960	1,612,758
	Pfizer, Inc.	355,927	9,638,503
	Quest Diagnostics, Inc.	17,859	2,293,631
*	Regeneron Pharmaceuticals, Inc.	3,942	3,716,439
	Revvity, Inc.	3,314	355,195
	STERIS PLC	5,962	1,305,380
	Teleflex, Inc.	157	38,124
	Thermo Fisher Scientific, Inc.	10,740	5,788,645
*	United Therapeutics Corp.	2,317	497,645
	UnitedHealth Group, Inc.	131	67,038
	Universal Health Services, Inc., Class B	11,058	1,756,121
*	Vertex Pharmaceuticals, Inc.	918	397,843
	Viatris, Inc.	77,958	917,566
	Zimmer Biomet Holdings, Inc.	9,350	1,174,360
TOTAL HEALTH CARE			97,803,817
INDUSTRIALS — (13.6%)
	AECOM	10,329	910,915
	AGCO Corp.	9,374	1,146,721
	AMETEK, Inc.	13,829	2,240,989
*	Builders FirstSource, Inc.	16,700	2,901,291
*	CACI International, Inc., Class A	200	68,746
	Carlisle Cos., Inc.	4,496	1,412,913
	Carrier Global Corp.	40,854	2,235,122
	Concentrix Corp.	2,352	209,022
	CSX Corp.	9,384	335,009
	Cummins, Inc.	14,520	3,474,636
	Deere & Co.	1,050	413,259
	Delta Air Lines, Inc.	54,495	2,132,934
	Dover Corp.	11,277	1,689,069
	Eaton Corp. PLC	18,743	4,612,277
	EMCOR Group, Inc.	300	68,433
	Emerson Electric Co.	3,029	277,850
	FedEx Corp.	18,335	4,424,052
	Fortive Corp.	13,866	1,084,044
	Fortune Brands Innovations, Inc.	12,304	954,667
	General Dynamics Corp.	11,044	2,926,550
	General Electric Co.	22,264	2,948,199
*	GXO Logistics, Inc.	407	22,133
	Howmet Aerospace, Inc.	43,263	2,433,976
	Hubbell, Inc.	2,329	781,543
	Huntington Ingalls Industries, Inc.	1,502	388,898
	IDEX Corp.	397	83,966
	Ingersoll Rand, Inc.	21,101	1,685,126
	ITT, Inc.	400	48,312
	Jacobs Solutions, Inc.	7,558	1,018,592
	Johnson Controls International PLC	38,418	2,024,244
	Knight-Swift Transportation Holdings, Inc.	1,347	77,291
	L3Harris Technologies, Inc.	8,885	1,851,812
	Leidos Holdings, Inc.	16,426	1,814,580

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	MasTec, Inc.	425	$27,910
*	Middleby Corp.	311	43,873
*	NEXTracker, Inc., Class A	9,036	409,060
	Norfolk Southern Corp.	17,014	4,002,373
	Northrop Grumman Corp.	3,623	1,618,611
	Oshkosh Corp.	522	57,472
	Otis Worldwide Corp.	2,174	192,269
	Owens Corning	8,674	1,314,371
	PACCAR, Inc.	50,915	5,111,357
	Parker-Hannifin Corp.	9,126	4,239,027
	Pentair PLC	17,893	1,309,231
	Quanta Services, Inc.	17,126	3,323,300
	Republic Services, Inc.	24,693	4,225,466
	RTX Corp.	46,986	4,281,364
	Sensata Technologies Holding PLC	515	18,628
	Snap-on, Inc.	6,398	1,854,972
	Southwest Airlines Co.	39,416	1,178,144
	SS&C Technologies Holdings, Inc.	23,811	1,452,947
	Stanley Black & Decker, Inc.	8,961	836,061
	Textron, Inc.	28,054	2,376,454
	Trane Technologies PLC	412	103,845
	TransUnion	4,831	334,257
#*	U-Haul Holding Co.	2,175	144,116
	U-Haul Holding Co.	19,575	1,250,255
*	United Airlines Holdings, Inc.	14,925	617,596
	United Rentals, Inc.	6,374	3,986,300
	Veralto Corp.	6,107	468,346
	WESCO International, Inc.	600	104,112
	Westinghouse Air Brake Technologies Corp.	8,070	1,061,770
*	XPO, Inc.	1,886	161,140
	Xylem, Inc.	700	78,708
TOTAL INDUSTRIALS			94,880,506
INFORMATION TECHNOLOGY — (9.0%)
*	Advanced Micro Devices, Inc.	25,317	4,245,408
*	Akamai Technologies, Inc.	7,158	882,080
	Amdocs Ltd.	15,020	1,377,034
	Analog Devices, Inc.	25,324	4,871,325
*	Aspen Technology, Inc.	600	115,194
	Avnet, Inc.	1,297	58,754
	Broadcom, Inc.	152	179,360
*	Ciena Corp.	1,583	83,899
	Cisco Systems, Inc.	113,707	5,705,817
	Cognizant Technology Solutions Corp., Class A	49,920	3,849,830
*	Coherent Corp.	781	37,129
	Corning, Inc.	94,289	3,063,450
*	DXC Technology Co.	2,899	63,198
#	Entegris, Inc.	200	23,540
*	F5, Inc.	666	122,344
*	First Solar, Inc.	1,844	269,777
*	Flex Ltd.	51,876	1,231,536
	Hewlett Packard Enterprise Co.	162,089	2,478,341
	HP, Inc.	106,724	3,064,046
	Intel Corp.	132,224	5,696,210
	International Business Machines Corp.	860	157,948
*	IPG Photonics Corp.	430	42,093
	Jabil, Inc.	5,601	701,749
	Juniper Networks, Inc.	20,534	758,937
*	Keysight Technologies, Inc.	8,883	1,361,409

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kyndryl Holdings, Inc.	1,573	$32,278
	Marvell Technology, Inc.	21,410	1,449,457
	Microchip Technology, Inc.	104	8,859
	Micron Technology, Inc.	45,064	3,864,238
*	ON Semiconductor Corp.	36,695	2,610,115
*	Qorvo, Inc.	5,422	540,790
	Roper Technologies, Inc.	1,058	568,146
*	Salesforce, Inc.	17,854	5,018,581
	Skyworks Solutions, Inc.	11,761	1,228,554
	TD SYNNEX Corp.	2,852	285,143
	TE Connectivity Ltd.	30,520	4,339,639
*	Teledyne Technologies, Inc.	1,702	712,236
	Vontier Corp.	2,863	99,031
*	Western Digital Corp.	27,686	1,585,023
*	Zebra Technologies Corp., Class A	200	47,910
*	Zoom Video Communications, Inc., Class A	2,191	141,560
TOTAL INFORMATION TECHNOLOGY			62,971,968
MATERIALS — (8.1%)
	Air Products & Chemicals, Inc.	8,901	2,276,075
	Albemarle Corp.	7,038	807,540
	Amcor PLC	67,243	634,101
	Ball Corp.	19,994	1,108,667
	Celanese Corp.	6,957	1,017,740
	CF Industries Holdings, Inc.	15,102	1,140,352
*	Cleveland-Cliffs, Inc.	15,656	313,903
	Corteva, Inc.	26,180	1,190,666
	Crown Holdings, Inc.	2,200	194,700
	Dow, Inc.	78,218	4,192,485
	DuPont de Nemours, Inc.	17,056	1,054,061
	Eastman Chemical Co.	18,027	1,506,156
	FMC Corp.	801	45,016
	Freeport-McMoRan, Inc.	103,786	4,119,266
	Huntsman Corp.	3,237	79,436
	International Flavors & Fragrances, Inc.	10,181	821,403
	International Paper Co.	46,145	1,653,375
	Linde PLC	16,727	6,771,591
	LyondellBasell Industries NV, Class A	34,302	3,228,504
	Martin Marietta Materials, Inc.	5,245	2,666,663
	Mosaic Co.	29,416	903,365
	Newmont Corp.	43,258	1,492,834
	Nucor Corp.	28,475	5,322,832
	Packaging Corp. of America	10,295	1,707,735
	PPG Industries, Inc.	16,048	2,263,410
	Reliance Steel & Aluminum Co.	8,693	2,481,156
	Royal Gold, Inc.	782	89,453
	Sonoco Products Co.	945	53,771
	Steel Dynamics, Inc.	28,855	3,482,510
	Vulcan Materials Co.	9,911	2,239,985
	Westlake Corp.	8,620	1,192,577
	Westrock Co.	17,093	688,164
TOTAL MATERIALS			56,739,492
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	26,199	2,261,236
*	Jones Lang LaSalle, Inc.	693	122,702
TOTAL REAL ESTATE			2,383,938

VA U.S. Large Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (0.4%)
NRG Energy, Inc.	18,805	$997,417
Vistra Corp.	36,332	1,490,702
TOTAL UTILITIES		2,488,119
TOTAL COMMON STOCKS Cost ($458,693,907)		695,955,203

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	2,451,291	2,451,291
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	24,986	289,037
TOTAL INVESTMENTS — (100.0%)
(Cost $461,434,235)^^			$698,695,531
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$58,981,696	$904	—	$58,982,600
Consumer Discretionary	38,411,140	—	—	38,411,140
Consumer Staples	31,950,415	—	—	31,950,415
Energy	91,396,869	—	—	91,396,869
Financials	157,946,339	—	—	157,946,339
Health Care	97,803,817	—	—	97,803,817
Industrials	94,880,506	—	—	94,880,506
Information Technology	62,971,968	—	—	62,971,968
Materials	56,739,492	—	—	56,739,492
Real Estate	2,383,938	—	—	2,383,938
Utilities	2,488,119	—	—	2,488,119
Temporary Cash Investments	2,451,291	—	—	2,451,291
Securities Lending Collateral	—	289,037	—	289,037
TOTAL	$698,405,590	$289,941	—	$698,695,531

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.1%)
	Ampol Ltd.	14,937	$353,297
	ANZ Group Holdings Ltd.	157,918	2,786,365
*	Arcadium Lithium PLC, CDI	6,141	31,344
	Aurizon Holdings Ltd.	253,414	624,673
	Bendigo & Adelaide Bank Ltd.	27,893	178,207
	BlueScope Steel Ltd.	84,388	1,288,462
	Brickworks Ltd.	2,966	56,615
	Challenger Ltd.	53,101	225,264
	Cleanaway Waste Management Ltd.	103,419	175,081
	Evolution Mining Ltd.	213,203	446,606
	Harvey Norman Holdings Ltd.	80,981	232,724
	Incitec Pivot Ltd.	265,396	463,482
	Lendlease Corp. Ltd.	50,973	244,695
	National Australia Bank Ltd.	197,314	4,161,431
	New Hope Corp. Ltd.	53,352	186,606
	Northern Star Resources Ltd.	101,913	874,190
	Orica Ltd.	50,069	528,072
	Origin Energy Ltd.	92,720	517,489
	QBE Insurance Group Ltd.	60,584	623,808
	Qube Holdings Ltd.	14,849	31,570
	Rio Tinto Ltd.	16,137	1,388,546
	Santos Ltd.	496,255	2,508,043
	Seven Group Holdings Ltd.	12,728	297,900
	Sonic Healthcare Ltd.	56,484	1,177,703
	South32 Ltd.	621,615	1,345,931
	Suncorp Group Ltd.	131,383	1,209,325
	TPG Telecom Ltd.	46,621	160,462
	Westpac Banking Corp.	167,551	2,628,476
	Whitehaven Coal Ltd.	125,810	687,771
	Woodside Energy Group Ltd.	142,185	2,973,972
	Worley Ltd.	19,466	186,942
	Yancoal Australia Ltd.	42,536	165,936
TOTAL AUSTRALIA			28,760,988
AUSTRIA — (0.1%)
	Erste Group Bank AG	8,056	347,040
	OMV AG	5,327	237,112
TOTAL AUSTRIA			584,152
BELGIUM — (0.6%)
	Ageas SA	17,680	759,736
	KBC Group NV	18,156	1,184,345
	Solvay SA	8,568	234,322
*	Syensqo SA	8,568	763,811
TOTAL BELGIUM			2,942,214
CANADA — (10.1%)
	Agnico Eagle Mines Ltd.	34,827	1,712,095
	AltaGas Ltd.	19,080	396,657
	ARC Resources Ltd.	38,559	598,841
#	Bank of Montreal	48,322	4,551,138
	Bank of Nova Scotia	104,142	4,869,145
	Barrick Gold Corp.	81,195	1,266,642
	Brookfield Corp., Class A	17,817	706,979

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce	82,136	$3,711,564
#	Cenovus Energy, Inc.	111,066	1,797,048
	Endeavour Mining PLC	19,062	330,212
	Fairfax Financial Holdings Ltd.	3,164	3,298,190
	First Quantum Minerals Ltd.	61,634	559,288
	iA Financial Corp., Inc.	15,318	1,041,367
	IGM Financial, Inc.	5,329	144,160
	Imperial Oil Ltd.	6,652	383,754
	Kinross Gold Corp.	166,053	915,095
	Lundin Mining Corp.	86,620	707,418
#	Magna International, Inc.	44,732	2,543,014
	Manulife Financial Corp.	162,370	3,589,973
*	MEG Energy Corp.	41,256	780,042
	Nutrien Ltd.	65,602	3,271,597
	Onex Corp.	6,795	501,722
	Pan American Silver Corp.	18,400	248,768
	Suncor Energy, Inc.	119,100	3,944,538
	Teck Resources Ltd., Class A	200	8,003
	Teck Resources Ltd., Class B	82,946	3,318,671
	Toronto-Dominion Bank	3,608	219,114
	Tourmaline Oil Corp.	20,912	904,172
	West Fraser Timber Co. Ltd.	10,651	846,962
#	Whitecap Resources, Inc.	98,473	637,223
TOTAL CANADA			47,803,392
DENMARK — (2.4%)
#	AP Moller - Maersk AS, Class A	237	429,745
	AP Moller - Maersk AS, Class B	282	519,951
	Carlsberg AS, Class B	12,608	1,622,239
	Coloplast AS, Class B	1,160	133,715
	Danske Bank AS	26,691	716,692
*	Demant AS	12,462	564,515
	DSV AS	12,455	2,228,321
*	Genmab AS	4,778	1,321,222
	H Lundbeck AS	28,803	145,886
	H Lundbeck AS, Class A	5,935	26,187
	Novozymes AS, Class B	33,997	1,742,029
	Pandora AS	5,184	757,470
	Rockwool AS, Class A	355	97,008
	Rockwool AS, Class B	800	218,102
	Tryg AS	11,697	250,013
*	Vestas Wind Systems AS	27,198	766,848
TOTAL DENMARK			11,539,943
FINLAND — (0.9%)
	Fortum OYJ	17,049	233,062
	Nokia OYJ	366,567	1,325,222
#	Nokia OYJ, Sponsored ADR	34,049	122,577
	Nordea Bank Abp	72,366	891,722
	Stora Enso OYJ, Class R	56,813	722,932
	UPM-Kymmene OYJ	24,397	887,373
TOTAL FINLAND			4,182,888
FRANCE — (10.0%)
Ω	ALD SA	17,692	117,912
Ω	Amundi SA	2,929	198,111
	Arkema SA	7,659	833,552
	BNP Paribas SA	47,637	3,200,452

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Bollore SE	60,491	$399,545
	Bouygues SA	32,204	1,179,716
	Carrefour SA	87,166	1,488,124
	Cie de Saint-Gobain SA	71,631	5,064,779
	Cie Generale des Etablissements Michelin SCA	101,371	3,365,787
	Credit Agricole SA	32,751	469,153
	Eiffage SA	10,913	1,141,829
	Engie SA	84,429	1,348,540
	Orange SA	282,052	3,354,140
	Publicis Groupe SA	20,777	2,081,721
	Renault SA	28,046	1,056,203
	Rexel SA	22,103	588,675
	Sanofi SA	36,843	3,689,662
	Societe Generale SA	66,873	1,718,972
#	TotalEnergies SE, Sponsored ADR	7,191	468,709
	TotalEnergies SE	228,351	14,814,405
	Vinci SA	3,777	477,119
	Vivendi SE	29,111	328,068
TOTAL FRANCE			47,385,174
GERMANY — (6.0%)
	BASF SE	70,417	3,366,214
	Bayer AG	88,113	2,741,778
	Bayerische Motoren Werke AG	30,928	3,218,154
	Commerzbank AG	130,357	1,496,967
	Continental AG	12,810	1,046,457
*Ω	Covestro AG	20,608	1,088,215
	Daimler Truck Holding AG	58,322	2,084,263
	Deutsche Bank AG	117,491	1,514,476
*	Deutsche Lufthansa AG	29,747	247,357
Ω	DWS Group GmbH & Co. KGaA	1,460	59,706
	Evonik Industries AG	17,755	326,623
	Fresenius Medical Care AG	20,548	794,172
	Fresenius SE & Co. KGaA	39,148	1,098,995
#Ω	Hapag-Lloyd AG	1,852	277,325
	Heidelberg Materials AG	14,794	1,366,144
	Henkel AG & Co. KGaA	2,413	165,027
	Mercedes-Benz Group AG	86,769	5,858,016
	RWE AG	30,564	1,128,595
*	Siemens Energy AG	15,000	222,854
	Talanx AG	725	50,867
	Volkswagen AG	3,115	439,779
TOTAL GERMANY			28,591,984
HONG KONG — (1.5%)
	BOC Hong Kong Holdings Ltd.	274,500	657,920
#*	Cathay Pacific Airways Ltd.	220,090	224,254
	CK Asset Holdings Ltd.	206,217	930,521
	CK Hutchison Holdings Ltd.	260,012	1,342,915
	CK Infrastructure Holdings Ltd.	24,500	145,502
Ω	ESR Group Ltd.	206,800	264,347
	Hang Lung Properties Ltd.	147,000	170,661
	Hang Seng Bank Ltd.	25,100	261,295
	Henderson Land Development Co. Ltd.	74,255	193,480
	HKT Trust & HKT Ltd.	42,000	50,453
	Hong Kong & China Gas Co. Ltd.	118,000	83,972
	MTR Corp. Ltd.	67,660	220,119
	Sino Land Co. Ltd.	397,571	415,288

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Sun Hung Kai Properties Ltd.	95,362	$890,050
	Swire Pacific Ltd., Class A	45,500	352,035
	Swire Pacific Ltd., Class B	92,500	109,005
Ω	WH Group Ltd.	1,241,189	732,295
	Xinyi Glass Holdings Ltd.	168,011	139,285
TOTAL HONG KONG			7,183,397
IRELAND — (0.3%)
	AIB Group PLC	49,481	217,341
	Bank of Ireland Group PLC	68,148	626,688
	Smurfit Kappa Group PLC	17,822	664,133
TOTAL IRELAND			1,508,162
ISRAEL — (0.6%)
	Bank Hapoalim BM	78,721	669,751
	Bank Leumi Le-Israel BM	114,309	868,196
	Delek Group Ltd.	1,569	194,292
*	Harel Insurance Investments & Financial Services Ltd.	17,029	141,255
	Israel Discount Bank Ltd., Class A	131,081	635,859
	Phoenix Holdings Ltd.	10,504	106,832
TOTAL ISRAEL			2,616,185
ITALY — (2.6%)
	Banco BPM SpA	59,146	319,110
	Eni SpA	106,690	1,700,781
	Intesa Sanpaolo SpA	174,916	538,968
*Ω	Nexi SpA	6,427	49,298
	Stellantis NV	145,096	3,195,978
	Stellantis NV	59,377	1,303,919
*	Telecom Italia SpA	922,728	277,842
*	Telecom Italia SpA, Sponsored ADR	17,100	50,958
	UniCredit SpA	161,671	4,735,670
TOTAL ITALY			12,172,524
JAPAN — (21.3%)
	Acom Co. Ltd.	35,200	90,155
	ADEKA Corp.	2,400	46,960
	AEON Financial Service Co. Ltd.	12,200	111,113
	AGC, Inc.	23,900	898,837
	Air Water, Inc.	22,400	295,886
	Aisin Corp.	17,700	660,831
	Alfresa Holdings Corp.	12,800	209,906
	Alps Alpine Co. Ltd.	21,900	162,531
	Amada Co. Ltd.	38,200	412,240
#	Aozora Bank Ltd.	6,400	140,690
	Asahi Group Holdings Ltd.	17,300	643,005
	Asahi Kasei Corp.	141,200	1,070,796
	Bridgestone Corp.	16,200	701,989
	Brother Industries Ltd.	29,100	487,500
	Canon Marketing Japan, Inc.	5,100	155,168
	Chiba Bank Ltd.	30,300	224,531
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	127,577
	COMSYS Holdings Corp.	8,300	181,729
	Concordia Financial Group Ltd.	57,500	274,013
	Cosmo Energy Holdings Co. Ltd.	8,600	357,185
	Credit Saison Co. Ltd.	16,600	308,121
	Dai Nippon Printing Co. Ltd.	14,500	419,629

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	28,800	$282,158
	Dai-ichi Life Holdings, Inc.	54,600	1,197,529
	Daiwa House Industry Co. Ltd.	33,800	1,045,162
	Daiwa Securities Group, Inc.	90,000	645,018
	Dentsu Group, Inc.	10,600	281,337
	Dowa Holdings Co. Ltd.	4,900	170,889
	ENEOS Holdings, Inc.	350,927	1,417,237
	EXEO Group, Inc.	6,800	151,872
	Fuji Media Holdings, Inc.	1,800	21,324
	FUJIFILM Holdings Corp.	12,300	779,634
	Fujikura Ltd.	24,700	203,047
	Fukuoka Financial Group, Inc.	9,200	226,111
	Fuyo General Lease Co. Ltd.	1,800	160,967
	Hachijuni Bank Ltd.	22,503	122,639
	Hakuhodo DY Holdings, Inc.	11,900	91,407
	Hankyu Hanshin Holdings, Inc.	17,500	535,422
	Haseko Corp.	28,900	375,812
*	Hino Motors Ltd.	37,500	127,672
	Hitachi Construction Machinery Co. Ltd.	10,100	286,561
	Honda Motor Co. Ltd.	325,200	3,635,105
	House Foods Group, Inc.	1,700	37,419
	Idemitsu Kosan Co. Ltd.	124,000	688,569
	Iida Group Holdings Co. Ltd.	14,400	217,396
	INFRONEER Holdings, Inc.	21,000	219,523
	Inpex Corp.	102,100	1,387,790
	Isetan Mitsukoshi Holdings Ltd.	23,500	274,769
	Isuzu Motors Ltd.	69,900	953,781
	Iwatani Corp.	4,600	205,558
	Iyogin Holdings, Inc.	9,100	61,898
	J Front Retailing Co. Ltd.	28,400	263,022
	Japan Post Bank Co. Ltd.	28,100	292,236
	Japan Post Holdings Co. Ltd.	41,800	400,138
	Japan Post Insurance Co. Ltd.	10,000	187,219
	JFE Holdings, Inc.	51,900	819,440
	JGC Holdings Corp.	6,800	79,652
	JTEKT Corp.	24,600	225,086
	Kajima Corp.	40,900	729,936
	Kamigumi Co. Ltd.	7,300	167,942
	Kawasaki Heavy Industries Ltd.	17,300	391,670
#	Kawasaki Kisen Kaisha Ltd.	4,800	233,874
	Kewpie Corp.	2,900	51,610
	Kinden Corp.	7,000	116,652
	Kobe Steel Ltd.	36,600	505,368
	Koito Manufacturing Co. Ltd.	19,500	298,531
	Komatsu Ltd.	31,900	907,553
	K's Holdings Corp.	6,500	59,073
	Kubota Corp.	17,100	258,851
	Kuraray Co. Ltd.	35,100	368,261
	Kyocera Corp.	34,400	503,618
	Kyoto Financial Group, Inc.	10,000	166,195
	Kyushu Financial Group, Inc.	14,500	92,272
	Lixil Corp.	34,000	454,341
	LY Corp.	129,200	401,945
	Mabuchi Motor Co. Ltd.	5,400	93,594
	Marubeni Corp.	62,500	1,066,041
	Mazda Motor Corp.	69,200	838,942
	Mebuki Financial Group, Inc.	38,440	115,058
	Medipal Holdings Corp.	8,800	140,457
	Mitsubishi Chemical Group Corp.	138,700	836,325

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Corp.	238,600	$4,112,257
	Mitsubishi Electric Corp.	55,800	828,089
	Mitsubishi Estate Co. Ltd.	63,000	872,923
	Mitsubishi Gas Chemical Co., Inc.	16,700	272,726
	Mitsubishi HC Capital, Inc.	93,500	662,956
	Mitsubishi Logistics Corp.	4,099	126,615
	Mitsubishi Materials Corp.	14,300	261,797
	Mitsubishi Motors Corp.	73,100	230,343
	Mitsubishi UFJ Financial Group, Inc.	454,600	4,258,032
	Mitsui & Co. Ltd.	7,100	287,956
	Mitsui Chemicals, Inc.	19,900	585,662
	Mitsui Fudosan Co. Ltd.	37,400	938,881
#	Mitsui OSK Lines Ltd.	26,400	948,300
	Mizuho Financial Group, Inc.	80,120	1,455,104
	MS&AD Insurance Group Holdings, Inc.	16,450	679,298
	NEC Corp.	27,000	1,764,307
	NGK Insulators Ltd.	29,500	368,536
	NH Foods Ltd.	8,400	287,668
	Nikon Corp.	26,100	266,364
	Nippon Express Holdings, Inc.	8,000	476,171
	Nippon Steel Corp.	48,218	1,160,350
	Nippon Yusen KK	43,700	1,505,940
	Nissan Motor Co. Ltd.	143,300	562,571
	Niterra Co. Ltd.	18,500	498,179
	NOK Corp.	5,300	70,201
	Nomura Holdings, Inc.	111,100	598,401
	Nomura Real Estate Holdings, Inc.	12,900	353,018
	NSK Ltd.	43,900	239,326
	Obayashi Corp.	70,100	648,883
	Oji Holdings Corp.	93,000	363,614
	ORIX Corp.	77,100	1,488,744
	Otsuka Holdings Co. Ltd.	6,500	255,504
	PALTAC Corp.	1,700	51,757
	Panasonic Holdings Corp.	153,200	1,442,957
	Resona Holdings, Inc.	154,400	852,328
	Resonac Holdings Corp.	20,400	406,806
	Ricoh Co. Ltd.	62,000	487,320
	Rinnai Corp.	6,200	140,466
	Rohm Co. Ltd.	9,200	158,785
	Sankyu, Inc.	1,000	37,382
	SBI Holdings, Inc.	25,400	623,968
	Seiko Epson Corp.	35,400	516,748
	Seino Holdings Co. Ltd.	7,900	115,370
	Sekisui Chemical Co. Ltd.	15,400	219,874
#	Sekisui House Ltd.	54,800	1,237,066
	Shimamura Co. Ltd.	2,500	274,271
	Shimizu Corp.	58,900	394,284
	Shizuoka Financial Group, Inc.	13,000	118,820
	SoftBank Group Corp.	22,520	972,202
	Sohgo Security Services Co. Ltd.	21,000	114,639
	Sojitz Corp.	26,394	622,936
	Sompo Holdings, Inc.	7,697	399,100
	Stanley Electric Co. Ltd.	15,100	288,418
	Subaru Corp.	72,300	1,442,335
	SUMCO Corp.	39,700	601,869
	Sumitomo Bakelite Co. Ltd.	500	24,849
	Sumitomo Chemical Co. Ltd.	192,000	452,079
	Sumitomo Corp.	69,100	1,589,150
	Sumitomo Electric Industries Ltd.	84,400	1,121,811

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sumitomo Forestry Co. Ltd.	18,800	$552,630
	Sumitomo Heavy Industries Ltd.	12,100	313,928
	Sumitomo Metal Mining Co. Ltd.	27,300	754,536
	Sumitomo Mitsui Financial Group, Inc.	49,796	2,590,057
	Sumitomo Mitsui Trust Holdings, Inc.	48,606	996,095
	Sumitomo Realty & Development Co. Ltd.	33,500	1,053,546
	Sumitomo Rubber Industries Ltd.	21,000	243,274
	Suzuken Co. Ltd.	5,100	158,309
	Suzuki Motor Corp.	14,900	669,288
	Taiheiyo Cement Corp.	12,600	259,337
	Taisei Corp.	14,700	535,941
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	75,652
	Takashimaya Co. Ltd.	17,000	236,831
	Takeda Pharmaceutical Co. Ltd.	96,867	2,846,968
	Teijin Ltd.	18,500	170,189
	THK Co. Ltd.	13,400	257,637
	Toda Corp.	9,700	61,159
	Tokyo Century Corp.	12,000	133,337
	Tokyo Tatemono Co. Ltd.	21,700	334,439
	Tokyu Fudosan Holdings Corp.	70,500	471,474
	TOPPAN Holdings, Inc.	16,700	460,326
	Toray Industries, Inc.	131,700	658,030
	Tosoh Corp.	30,100	388,129
	Toyo Seikan Group Holdings Ltd.	11,800	187,437
	Toyo Tire Corp.	13,800	228,505
	Toyoda Gosei Co. Ltd.	6,400	123,574
	Toyota Boshoku Corp.	9,400	154,887
	Toyota Industries Corp.	5,900	499,017
	Toyota Motor Corp.	283,250	5,655,884
	Toyota Tsusho Corp.	17,600	1,153,353
	Yamada Holdings Co. Ltd.	53,500	163,420
	Yamaguchi Financial Group, Inc.	1,500	14,258
	Yamaha Motor Co. Ltd.	108,800	1,028,350
	Yamato Kogyo Co. Ltd.	1,000	55,354
	Yokohama Rubber Co. Ltd.	14,800	350,282
	Zeon Corp.	13,700	124,292
TOTAL JAPAN			100,944,931
NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV, GDR	33,013	485,865
	Aegon Ltd.	109,392	645,351
	Akzo Nobel NV	16,389	1,258,880
	ArcelorMittal SA	53,708	1,476,435
	ASR Nederland NV	8,817	415,514
	Coca-Cola Europacific Partners PLC	8,890	612,424
	Heineken NV	14,444	1,453,001
	ING Groep NV, Sponsored ADR	18,092	256,906
	ING Groep NV	150,382	2,136,697
	JDE Peet's NV	8,580	211,800
	Koninklijke Ahold Delhaize NV	133,198	3,745,962
	Koninklijke KPN NV	190,617	648,430
*	Koninklijke Philips NV	45,265	957,342
	NN Group NV	27,483	1,126,480
	Prosus NV	16,966	501,802
	Randstad NV	13,219	751,635
	Stellantis NV	10,010	219,820
TOTAL NETHERLANDS			16,904,344

VA International Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	156,673	$60,801
	Auckland International Airport Ltd.	53,325	274,635
	Chorus Ltd.	5,309	25,807
	Fletcher Building Ltd.	98,057	270,294
	Fonterra Co.-operative Group Ltd.	4,389	9,161
	Genesis Energy Ltd.	58,104	89,940
	Infratil Ltd.	28,134	181,492
	Mercury NZ Ltd.	20,756	85,620
#	Port of Tauranga Ltd.	15,567	50,658
*	Ryman Healthcare Ltd.	19,262	66,915
	Summerset Group Holdings Ltd.	14,654	98,263
TOTAL NEW ZEALAND			1,213,586
NORWAY — (0.9%)
*	Adevinta ASA	16,126	172,565
#	Aker BP ASA	22,689	602,202
	Austevoll Seafood ASA	5,842	42,350
Ω	BW LPG Ltd.	23,161	285,047
	DNB Bank ASA	42,407	824,380
	Frontline PLC	2,120	47,388
	Golden Ocean Group Ltd.	17,681	186,451
	Hafnia Ltd.	28,596	207,946
	Hoegh Autoliners ASA	2,158	21,670
	Leroy Seafood Group ASA	12,690	50,967
	Norsk Hydro ASA	91,465	536,031
	SpareBank 1 SR-Bank ASA	10,821	131,230
	Stolt-Nielsen Ltd.	2,951	110,303
	Storebrand ASA	29,015	260,878
	Subsea 7 SA	23,150	312,015
	Wallenius Wilhelmsen ASA	18,082	175,783
	Yara International ASA	11,196	370,057
TOTAL NORWAY			4,337,263
PORTUGAL — (0.1%)
	EDP Renovaveis SA	12,857	208,196
	Galp Energia SGPS SA	17,816	280,455
TOTAL PORTUGAL			488,651
SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	100,000	219,529
	City Developments Ltd.	59,600	270,512
	Hongkong Land Holdings Ltd.	54,500	170,122
	Jardine Cycle & Carriage Ltd.	10,200	196,819
	Keppel Ltd.	182,400	969,230
	Oversea-Chinese Banking Corp. Ltd.	62,800	600,705
*	Seatrium Ltd.	3,481,110	258,344
	Singapore Airlines Ltd.	50,500	250,646
	United Overseas Bank Ltd.	50,000	1,053,927
	UOL Group Ltd.	40,699	188,989
	Wilmar International Ltd.	293,900	719,669
TOTAL SINGAPORE			4,898,492
SPAIN — (2.6%)
	Banco Bilbao Vizcaya Argentaria SA	225,959	2,114,849
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	55,650	519,215
	Banco de Sabadell SA	144,096	187,027
	Banco Santander SA	1,370,586	5,508,465

VA International Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	344,469	$1,468,812
	Repsol SA	188,959	2,790,600
TOTAL SPAIN			12,588,968
SWEDEN — (2.6%)
	Billerud Aktiebolag	22,231	197,680
	Boliden AB	31,517	836,545
Ω	Dometic Group AB	16,857	134,146
*	Electrolux AB, Class B	16,294	152,414
	Essity AB, Class B	2,086	48,986
	Getinge AB, Class B	14,565	311,358
	Hexpol AB	1,912	21,886
	Holmen AB, Class B	5,250	206,899
	Husqvarna AB, Class B	45,158	351,280
	Loomis AB	7,523	205,965
*	Millicom International Cellular SA, SDR	19,342	331,803
	Pandox AB	3,945	54,095
	Saab AB, Class B	5,367	345,586
	Securitas AB, Class B	49,874	484,479
#*Ω	Sinch AB	13,415	41,197
	Skandinaviska Enskilda Banken AB, Class A	87,656	1,244,902
#	Skanska AB, Class B	37,093	643,178
	SKF AB, Class B	42,879	844,936
	SSAB AB, Class A	26,950	209,666
	SSAB AB, Class B	81,204	620,273
	Svenska Cellulosa AB SCA, Class A	318	4,338
	Svenska Cellulosa AB SCA, Class B	19,810	269,692
#	Svenska Handelsbanken AB, Class A	44,022	474,572
	Swedbank AB, Class A	35,798	729,491
	Tele2 AB, Class B	19,028	162,233
	Telefonaktiebolaget LM Ericsson, Class B	202,119	1,120,442
#	Telia Co. AB	293,693	757,485
	Trelleborg AB, Class B	20,890	635,833
	Vitrolife AB	1,139	18,752
	Volvo AB, Class A	6,693	164,548
	Volvo AB, Class B	34,681	831,141
#*	Volvo Car AB, Class B	31,088	81,046
TOTAL SWEDEN			12,536,847
SWITZERLAND — (9.8%)
#	Alcon, Inc.	19,790	1,487,029
	Baloise Holding AG	3,212	513,088
	Banque Cantonale Vaudoise	1,073	137,383
	Barry Callebaut AG	202	295,043
	Cie Financiere Richemont SA, Class A	29,199	4,337,060
	DSM-Firmenich AG	9,924	1,049,270
	Holcim AG	48,967	3,742,447
	Julius Baer Group Ltd.	23,009	1,252,642
	Lonza Group AG	4,520	2,209,854
	Novartis AG, Sponsored ADR	99,801	10,326,409
	Novartis AG	5,485	567,224
*	Sandoz Group AG	1,097	37,622
#*	Sandoz Group AG, ADR	20,486	703,803
	Schindler Holding AG	711	169,247
	SIG Group AG	27,078	566,802
	Swatch Group AG	4,081	444,399
	Swiss Life Holding AG	2,592	1,861,388
	Swiss Prime Site AG	2,133	216,042

VA International Value Portfolio
CONTINUED
	Shares	Value»
SWITZERLAND — (Continued)
Swiss Re AG	19,210	$2,199,553
Swisscom AG	3,536	2,115,531
* UBS Group AG	198,792	5,949,305
Zurich Insurance Group AG	12,509	6,355,692
TOTAL SWITZERLAND		46,536,833
UNITED KINGDOM — (11.8%)
3i Group PLC	13,601	425,778
Anglo American PLC	45,629	1,087,690
Associated British Foods PLC	2,836	84,000
Aviva PLC	60,505	330,271
# Barclays PLC, Sponsored ADR	257,802	1,943,827
Barclays PLC	187,695	348,799
Barratt Developments PLC	57,563	392,311
BP PLC, Sponsored ADR	42,698	1,498,696
BP PLC	637,336	3,722,308
British American Tobacco PLC, Sponsored ADR	2,319	68,642
British American Tobacco PLC	99,083	2,921,324
BT Group PLC	999,637	1,416,217
DS Smith PLC	141,299	503,815
Glencore PLC	441,948	2,338,328
HSBC Holdings PLC	66,473	519,001
# HSBC Holdings PLC, Sponsored ADR	161,756	6,361,864
Investec PLC	33,139	215,752
J Sainsbury PLC	235,900	805,400
Kingfisher PLC	200,955	558,720
Lloyds Banking Group PLC	3,261,234	1,748,202
Lloyds Banking Group PLC, ADR	608,371	1,283,663
Mondi PLC	35,213	631,015
NatWest Group PLC	159,979	451,483
NatWest Group PLC, Sponsored ADR	131,049	749,604
Persimmon PLC	2,987	55,015
Shell PLC	61,108	1,894,489
Shell PLC, ADR	290,164	18,254,217
Standard Chartered PLC	146,778	1,109,281
Taylor Wimpey PLC	262,338	489,783
Tesco PLC	375,840	1,361,902
Vodafone Group PLC	2,450,130	2,082,954
Vodafone Group PLC, Sponsored ADR	63,098	542,641
TOTAL UNITED KINGDOM		56,196,992
UNITED STATES — (0.7%)
CRH PLC	37,983	2,725,660
Newmont Corp., CDI	22,098	758,469
TOTAL UNITED STATES		3,484,129
TOTAL COMMON STOCKS		455,402,039
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG, 9.425%	5,480	535,453
Henkel AG & Co. KGaA, 2.615%	5,843	447,916
Porsche Automobil Holding SE, 5.510%	7,818	390,306

VA International Value Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG, 7.324%	18,370	$2,362,658
TOTAL GERMANY		3,736,333
TOTAL INVESTMENT SECURITIES (Cost $416,658,688)		459,138,372

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	1,366,671	15,809,646
TOTAL INVESTMENTS — (100.0%)
(Cost $432,468,334)^^			$474,948,018
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$31,344	$28,729,644	—	$28,760,988
Austria	—	584,152	—	584,152
Belgium	763,811	2,178,403	—	2,942,214
Canada	47,803,392	—	—	47,803,392
Denmark	—	11,539,943	—	11,539,943
Finland	122,577	4,060,311	—	4,182,888
France	468,709	46,916,465	—	47,385,174
Germany	614,847	27,977,137	—	28,591,984
Hong Kong	—	7,183,397	—	7,183,397
Ireland	—	1,508,162	—	1,508,162
Israel	—	2,616,185	—	2,616,185
Italy	1,354,877	10,817,647	—	12,172,524
Japan	—	100,944,931	—	100,944,931
Netherlands	1,741,231	15,163,113	—	16,904,344
New Zealand	—	1,213,586	—	1,213,586
Norway	—	4,337,263	—	4,337,263
Portugal	—	488,651	—	488,651
Singapore	—	4,898,492	—	4,898,492
Spain	519,215	12,069,753	—	12,588,968
Sweden	—	12,536,847	—	12,536,847
Switzerland	13,625,513	32,911,320	—	46,536,833
United Kingdom	31,334,169	24,862,823	—	56,196,992
United States	2,725,660	758,469	—	3,484,129
Preferred Stocks
Germany	—	3,736,333	—	3,736,333
Securities Lending Collateral	—	15,809,646	—	15,809,646
TOTAL	$101,105,345	$373,842,673	—	$474,948,018

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.9%)
#	A2B Australia Ltd.	9,538	$8,937
	Accent Group Ltd.	66,933	87,937
	Acrow Ltd.	22,725	15,719
#	Adairs Ltd.	20,861	23,094
*	Adbri Ltd.	48,265	96,004
*	Ainsworth Game Technology Ltd.	11,272	10,011
#*	Alcidion Group Ltd.	58,601	2,170
*	Alkane Resources Ltd.	69,913	26,044
*	Alliance Aviation Services Ltd.	13,267	29,051
	Altium Ltd.	3,362	108,007
*	Alumina Ltd.	216,352	162,765
#*	AMA Group Ltd.	153,476	7,102
	AMP Ltd.	379,646	230,244
	Ansell Ltd.	16,195	254,712
#*	Appen Ltd.	14,166	2,974
#*	Arafura Rare Earths Ltd.	375,015	31,531
	ARB Corp. Ltd.	10,228	223,588
#*	Archer Materials Ltd.	10,038	2,032
#	ARN Media Ltd.	38,557	25,165
*	Aroa Biosurgery Ltd.	37,311	14,162
#	Articore Group Ltd.	21,367	7,563
	AUB Group Ltd.	14,944	297,387
*	Audinate Group Ltd.	9,791	105,408
#*	Aurelia Metals Ltd.	197,432	14,802
#*	Aussie Broadband Ltd.	22,524	56,391
	Austal Ltd.	45,982	61,001
*	Australian Agricultural Co. Ltd.	38,789	37,047
#	Australian Clinical Labs Ltd.	12,753	25,017
	Australian Ethical Investment Ltd.	14,137	49,754
#	Australian Finance Group Ltd.	24,189	25,589
#*	Australian Strategic Materials Ltd.	13,181	8,957
*	Australian Vintage Ltd.	35,719	8,758
	Auswide Bank Ltd.	4,944	16,723
	AVJennings Ltd.	41,296	8,653
#*††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	18,888
	Bank of Queensland Ltd.	83,030	325,972
	Bapcor Ltd.	44,195	161,776
	Base Resources Ltd.	50,358	5,268
	Beach Energy Ltd.	195,279	209,561
#	Beacon Lighting Group Ltd.	7,969	12,387
	Bega Cheese Ltd.	42,996	104,785
#	Bell Financial Group Ltd.	16,281	13,975
*	Bellevue Gold Ltd.	140,181	121,259
#*	Betmakers Technology Group Ltd.	25,815	1,686
#*	Bigtincan Holdings Ltd.	34,867	4,758
*	Boral Ltd.	37,750	130,103
*	Boss Energy Ltd.	56,027	202,729
#*	Bravura Solutions Ltd.	51,427	27,600
	Breville Group Ltd.	14,849	262,424
	Brickworks Ltd.	8,205	156,618
#*	Bubs Australia Ltd.	77,196	5,757
#*††	BWX Ltd.	22,565	555
*	Byron Energy Ltd.	58,539	3,679
#*	Calidus Resources Ltd.	42,740	5,463

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health Ltd.	65,386	$10,900
	Capral Ltd.	1,923	12,473
*	Capricorn Metals Ltd.	32,506	96,912
*	Carnarvon Energy Ltd.	150,007	19,688
	Cedar Woods Properties Ltd.	9,351	29,654
*	Cettire Ltd.	30,920	62,886
	Challenger Ltd.	60,939	258,514
	Champion Iron Ltd.	41,907	229,903
#*	City Chic Collective Ltd.	25,276	9,155
	ClearView Wealth Ltd.	24,888	9,764
#	Clinuvel Pharmaceuticals Ltd.	6,591	67,426
#	Clover Corp. Ltd.	25,399	13,425
#	Coast Entertainment Holdings Ltd.	72,872	22,106
#*	Cobalt Blue Holdings Ltd.	39,534	3,761
	Codan Ltd.	16,966	89,679
#*	Cogstate Ltd.	9,666	7,930
	Collins Foods Ltd.	14,756	115,686
*	Cooper Energy Ltd.	400,748	33,959
#*	Core Lithium Ltd.	93,872	11,790
Ω	Coronado Global Resources, Inc., CDI	27,255	28,991
	Corporate Travel Management Ltd.	16,158	213,740
	Costa Group Holdings Ltd.	61,282	127,503
	Credit Corp. Group Ltd.	8,852	98,409
	CSR Ltd.	62,643	282,079
	Data#3 Ltd.	20,674	131,478
*	De Grey Mining Ltd.	190,476	151,578
*	Deep Yellow Ltd.	24,217	22,871
	Deterra Royalties Ltd.	20,351	73,293
	Dicker Data Ltd.	8,397	61,775
	Domain Holdings Australia Ltd.	30,769	66,767
	Domino's Pizza Enterprises Ltd.	6,963	179,098
	Downer EDI Ltd.	165,400	450,459
	Eagers Automotive Ltd.	19,140	176,493
#*	Ecograf Ltd.	45,072	3,867
	Elanor Investor Group	2,855	2,458
	Elders Ltd.	16,988	99,240
#*	Electro Optic Systems Holdings Ltd.	4,620	3,549
*	Elixir Energy Ltd.	28,233	1,429
#	Emeco Holdings Ltd.	55,197	22,702
*	Emerald Resources NL	58,856	127,925
#*	EML Payments Ltd.	90,042	52,144
	Enero Group Ltd.	7,597	8,273
#*	EnviroSuite Ltd.	65,036	3,841
	EQT Holdings Ltd.	3,451	62,192
	Euroz Hartleys Group Ltd.	14,654	8,443
	EVT Ltd.	12,918	105,382
*	Experience Co. Ltd.	24,597	3,063
*	FleetPartners Group Ltd.	44,716	89,292
	Fleetwood Ltd.	9,756	11,090
#	Flight Centre Travel Group Ltd.	19,673	271,800
#*	Frontier Digital Ventures Ltd.	17,664	5,417
	G8 Education Ltd.	111,168	76,965
#*	Galan Lithium Ltd.	24,407	6,892
#*	Genetic Signatures Ltd.	13,548	4,247
	Gold Road Resources Ltd.	137,398	135,756
	GR Engineering Services Ltd.	12,539	19,669
	GrainCorp Ltd., Class A	29,924	157,217
	Grange Resources Ltd.	55,500	17,126
	GUD Holdings Ltd.	18,541	147,171

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GWA Group Ltd.	32,736	$48,713
	Hansen Technologies Ltd.	27,695	93,040
	Harvey Norman Holdings Ltd.	61,925	177,961
#*	Hastings Technology Metals Ltd.	3,929	1,513
*	Healius Ltd.	92,037	82,801
	Helia Group Ltd.	41,663	133,972
#	Helloworld Travel Ltd.	7,031	11,182
#*	Highfield Resources Ltd.	24,514	4,801
	HUB24 Ltd.	9,847	237,969
#	Humm Group Ltd.	50,676	22,203
	Iluka Resources Ltd.	34,902	163,013
	Imdex Ltd.	74,126	81,786
#*	Immutep Ltd.	100,112	22,726
*	ImpediMed Ltd.	121,421	8,720
	Infomedia Ltd.	62,093	57,712
	Inghams Group Ltd.	50,749	142,011
	Insignia Financial Ltd.	97,601	135,523
	Integral Diagnostics Ltd.	26,575	34,373
*	Integrated Research Ltd.	11,699	2,377
#*	ioneer Ltd.	191,542	14,898
	IPH Ltd.	28,005	124,623
	IRESS Ltd.	20,604	109,395
	IVE Group Ltd.	19,754	28,073
	JB Hi-Fi Ltd.	4,580	170,387
#*	Jervois Global Ltd.	90,498	1,590
	Johns Lyng Group Ltd.	27,757	122,511
	Jumbo Interactive Ltd.	3,461	35,491
	Jupiter Mines Ltd.	181,844	21,933
*	Karoon Energy Ltd.	112,273	141,258
	Kelsian Group Ltd.	19,749	91,853
#*	Kogan.com Ltd.	7,740	28,996
#*	Lark Distilling Co. Ltd.	2,994	2,508
	Lendlease Corp. Ltd.	15,097	72,473
	Lifestyle Communities Ltd.	12,582	146,421
	Lindsay Australia Ltd.	20,364	14,474
	Link Administration Holdings Ltd.	75,202	106,551
	Lovisa Holdings Ltd.	6,999	104,128
	Lycopodium Ltd.	4,742	37,377
	MA Financial Group Ltd.	10,549	40,196
#	Maas Group Holdings Ltd.	4,565	12,064
	Macmahon Holdings Ltd.	161,782	18,476
*	Macquarie Technology Group Ltd.	1,228	57,253
#	Mader Group Ltd.	4,057	17,139
	Magellan Financial Group Ltd.	23,352	136,875
#*	Mayne Pharma Group Ltd.	12,282	42,095
	McMillan Shakespeare Ltd.	9,141	102,932
#	McPherson's Ltd.	7,753	2,920
#*	Medical Developments International Ltd.	6,581	3,743
*	Megaport Ltd.	17,058	139,299
#*	Melbana Energy Ltd.	328,430	14,134
#*	Mesoblast Ltd.	83,357	14,348
#*	Metals X Ltd.	120,257	23,076
	Metcash Ltd.	108,782	258,049
	Michael Hill International Ltd.	13,468	7,377
*	MMA Offshore Ltd.	42,290	57,320
	Monadelphous Group Ltd.	13,437	120,417
	Monash IVF Group Ltd.	45,202	42,486
*	Mount Gibson Iron Ltd.	74,201	25,628
	Myer Holdings Ltd.	91,183	40,352

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	MyState Ltd.	14,796	$32,113
*	Nanosonics Ltd.	29,690	56,975
#	Navigator Global Investments Ltd.	24,473	22,112
#*	Neometals Ltd.	38,972	3,653
	Netwealth Group Ltd.	16,003	173,819
	New Hope Corp. Ltd.	67,414	235,790
	NextEd Group Ltd.	27,655	12,710
	nib holdings Ltd.	61,897	327,364
	Nick Scali Ltd.	8,501	68,731
	Nickel Industries Ltd.	156,678	80,297
	Nine Entertainment Co. Holdings Ltd.	175,251	224,846
#*	Novonix Ltd.	26,095	9,500
	NRW Holdings Ltd.	72,942	128,895
	Nufarm Ltd.	50,398	181,665
*	Nuix Ltd.	10,111	10,237
	Objective Corp. Ltd.	2,833	22,676
*	OFX Group Ltd.	39,213	39,065
#	OM Holdings Ltd.	27,595	8,327
#*	Omni Bridgeway Ltd.	38,201	33,302
	oOh!media Ltd.	67,577	70,536
*	OreCorp Ltd.	14,300	5,419
	Orora Ltd.	162,854	296,000
#	Pacific Current Group Ltd.	4,674	28,827
*	Paladin Energy Ltd.	350,385	293,563
#*	Panoramic Resources Ltd.	303,459	6,968
#*	Pantoro Ltd.	240,079	6,231
	Peet Ltd.	49,105	39,509
	PeopleIN Ltd.	7,861	6,249
*	Perenti Ltd.	100,608	53,503
	Perpetual Ltd.	15,214	256,015
	Perseus Mining Ltd.	175,799	207,003
*	PEXA Group Ltd.	18,151	135,642
	Pinnacle Investment Management Group Ltd.	16,904	111,509
	Platinum Asset Management Ltd.	75,324	57,696
	PointsBet Holdings Ltd.	30,555	18,713
*	Poseidon Nickel Ltd.	149,711	775
*	PPK Group Ltd.	3,365	1,854
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
#*	Praemium Ltd.	49,756	12,327
	Premier Investments Ltd.	8,535	155,398
*	Prescient Therapeutics Ltd.	56,023	2,156
	Propel Funeral Partners Ltd.	11,096	38,790
	PSC Insurance Group Ltd.	15,632	49,118
	PWR Holdings Ltd.	9,124	62,276
	Ramelius Resources Ltd.	121,872	126,585
*	ReadyTech Holdings Ltd.	3,553	8,040
*	Red 5 Ltd.	485,625	99,612
	Regal Partners Ltd.	4,358	7,277
#	Regis Healthcare Ltd.	16,349	35,182
*	Regis Resources Ltd.	94,993	129,558
	Reject Shop Ltd.	1,897	6,737
	Reliance Worldwide Corp. Ltd.	98,851	270,268
*	Resolute Mining Ltd.	251,256	70,582
#*	Retail Food Group Ltd.	474,627	23,003
*	Rex Minerals Ltd.	95,821	9,956
	Ridley Corp. Ltd.	33,998	62,124
*	RPMGlobal Holdings Ltd.	21,479	25,321
#*	Rumble Resources Ltd.	37,032	1,618
*	Sandfire Resources Ltd.	59,517	279,705

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Select Harvests Ltd.	21,221	$51,600
#	Servcorp Ltd.	6,297	13,626
	Service Stream Ltd.	91,018	55,464
*	Seven West Media Ltd.	118,278	20,079
	SG Fleet Group Ltd.	16,719	26,293
#*	Sierra Rutile Holdings Ltd.	31,166	1,261
	Sigma Healthcare Ltd.	250,242	169,044
*	Silver Lake Resources Ltd.	124,833	98,239
*	Silver Mines Ltd.	89,626	9,944
	Sims Ltd.	22,887	214,374
	SmartGroup Corp. Ltd.	16,202	102,126
#	Solvar Ltd.	28,768	21,751
	Southern Cross Electrical Engineering Ltd.	24,152	14,835
#	Southern Cross Media Group Ltd.	48,316	32,540
*††	SpeedCast International Ltd.	29,981	0
*	St Barbara Ltd.	132,585	14,704
	Stanmore Resources Ltd.	5,938	15,238
*	Star Entertainment Group Ltd.	302,437	109,747
*††	Strandline Resources Ltd.	109,918	5,120
#*	Strike Energy Ltd.	242,526	67,959
	Sunland Group Ltd.	14,139	677
	Super Retail Group Ltd.	22,153	228,623
#*	Superloop Ltd.	62,968	29,009
#	Symbio Holdings Ltd.	4,961	9,655
#*	Syrah Resources Ltd.	81,401	21,912
	Tabcorp Holdings Ltd.	304,304	158,090
	Technology One Ltd.	28,151	287,624
*	Temple & Webster Group Ltd.	10,506	62,234
*††	Ten Sixty Four Ltd.	15,386	1,110
#	Terracom Ltd.	76,351	15,405
*	Tuas Ltd.	7,288	15,244
*	Tyro Payments Ltd.	50,070	35,521
	Ventia Services Group Pty. Ltd.	81,333	174,498
*††	Virgin Australia Holdings Pty. Ltd.	110,192	0
Ω	Viva Energy Group Ltd.	121,321	276,353
#*	Vulcan Energy Resources Ltd.	8,704	12,054
#*	Wagners Holding Co. Ltd.	8,025	4,915
*	Webjet Ltd.	52,612	255,258
*	West African Resources Ltd.	147,825	93,696
*	Westgold Resources Ltd.	73,936	106,664
*	Widgie Nickel Ltd.	9,239	451
#*	Zip Co. Ltd.	41,471	19,904
TOTAL AUSTRALIA			20,109,685
AUSTRIA — (1.3%)
	Addiko Bank AG	2,352	37,202
	Agrana Beteiligungs AG	2,144	32,578
	ANDRITZ AG	8,743	538,240
	AT&S Austria Technologie & Systemtechnik AG	3,173	76,655
Ω	BAWAG Group AG	9,361	481,966
	CA Immobilien Anlagen AG	3,801	124,779
	DO & Co. AG	904	126,081
*	Eurotelesites AG	4,310	18,104
	EVN AG	5,162	142,667
*	FACC AG	2,374	15,065
*	Immofinanz AG	13,319	73,270
*	Kapsch TrafficCom AG	757	7,531
*	Lenzing AG	1,793	59,737
	Mayr Melnhof Karton AG	767	101,672

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Oesterreichische Post AG	2,608	$88,264
	Palfinger AG	2,888	74,741
	POLYTEC Holding AG	1,603	6,474
	Porr Ag	2,323	32,594
	Raiffeisen Bank International AG	12,546	261,575
*	Rosenbauer International AG	346	11,390
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	66,402
	Semperit AG Holding	1,873	29,358
	Telekom Austria AG	17,241	150,071
	UBM Development AG	812	19,316
	UNIQA Insurance Group AG	16,266	136,479
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	105,847
	voestalpine AG	14,571	433,512
	Wienerberger AG	13,034	441,696
	Zumtobel Group AG	3,981	25,855
TOTAL AUSTRIA			3,719,121
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	2,922	488,573
	Ageas SA	1,349	57,969
*	AGFA-Gevaert NV	20,629	28,035
	Atenor	3,090	21,951
	Azelis Group NV	2,706	55,719
	Barco NV	8,285	137,634
	Bekaert SA	4,681	228,306
#*Ω	Biocartis Group NV	5,650	0
	bpost SA	9,253	37,796
	Cie d'Entreprises CFE	891	7,866
	Colruyt Group NV	7,323	334,573
	Deceuninck NV	10,393	25,418
	Deme Group NV	809	101,529
	Econocom Group SA	14,168	35,994
#*	Euronav NV	20,818	366,707
	EVS Broadcast Equipment SA	1,783	58,625
	Fagron	8,950	161,157
*	Galapagos NV	4,331	162,468
	Gimv NV	2,408	112,296
	Greenyard NV	2,745	16,381
*	Hyloris Pharmaceuticals SA	768	10,971
#	Immobel SA	570	17,099
	Ion Beam Applications	3,161	35,989
	Jensen-Group NV	507	17,873
	Kinepolis Group NV	1,476	65,343
	Lotus Bakeries NV	51	434,557
	Melexis NV	2,453	210,181
*	Mithra Pharmaceuticals SA	419	503
*	Ontex Group NV	11,107	87,764
*	Orange Belgium SA	2,344	33,292
	Proximus SADP	13,464	127,764
	Recticel SA	6,178	76,379
	Shurgard Self Storage Ltd.	271	12,570
	Sipef NV	638	33,902
	Solvay SA	4,983	136,278
	Tessenderlo Group SA	2,766	79,198
	Umicore SA	9,247	210,337
#*	Unifiedpost Group SA	1,279	3,940
	Van de Velde NV	1,093	38,963
	VGP NV	1,009	118,345

VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Viohalco SA	9,200	$64,173
TOTAL BELGIUM			4,254,418
CANADA — (10.6%)
*	5N Plus, Inc.	13,400	36,479
	Acadian Timber Corp.	1,400	16,890
	ADENTRA, Inc.	2,043	48,110
*	Advantage Energy Ltd.	19,181	125,833
	Aecon Group, Inc.	8,191	84,198
	Africa Oil Corp.	44,613	83,953
	Ag Growth International, Inc.	2,667	112,000
	AGF Management Ltd., Class B	7,345	42,067
*	Aimia, Inc.	12,133	29,781
#	AirBoss of America Corp.	2,200	7,053
	Alamos Gold, Inc., Class A	40,388	489,065
	Alaris Equity Partners Income	2,438	30,211
#	Algoma Central Corp.	1,600	18,291
	Altius Minerals Corp.	6,300	83,222
*	Altius Renewable Royalties Corp.	2,800	17,203
	Altus Group Ltd.	6,200	208,995
	Amerigo Resources Ltd.	14,600	14,009
	Andlauer Healthcare Group, Inc.	1,942	56,680
	Andrew Peller Ltd., Class A	4,300	14,392
*	Argonaut Gold, Inc.	45,552	13,044
*	Aritzia, Inc.	10,871	264,488
*	Ascot Resources Ltd.	51,004	24,659
	Atco Ltd., Class I	10,207	285,457
*	Athabasca Oil Corp.	58,945	190,279
*	ATS Corp.	10,714	458,300
#	Aura Minerals, Inc.	2,400	15,655
*	Aurora Cannabis, Inc.	6,509	2,474
*	AutoCanada, Inc.	2,934	46,876
	B2Gold Corp.	159,147	445,150
	Badger Infrastructure Solution	3,609	125,414
#*	Ballard Power Systems, Inc.	24,100	79,048
*	Bausch Health Cos., Inc.	36,335	285,230
	Baytex Energy Corp.	58,500	185,797
#	Birchcliff Energy Ltd.	32,513	123,334
	Bird Construction, Inc.	7,638	86,978
*	Bitfarms Ltd.	16,693	38,614
	Black Diamond Group Ltd.	4,896	31,573
#*	BlackBerry Ltd.	44,469	124,068
	BMTC Group, Inc.	850	8,077
*	Bombardier, Inc., Class B	12,248	452,675
#*	Bonterra Energy Corp.	3,035	11,016
	Boralex, Inc., Class A	12,043	290,494
	Boyd Group Services, Inc.	2,853	613,232
	Bridgemarq Real Estate Services	700	6,894
	Brookfield Infrastructure Corp., Class A	4,690	164,265
*	Calfrac Well Services Ltd.	3,300	12,616
	Calian Group Ltd.	1,900	80,059
*	Calibre Mining Corp.	11,681	11,903
	Canaccord Genuity Group, Inc.	12,896	70,885
#	Canacol Energy Ltd.	3,610	16,648
#*	Canada Goose Holdings, Inc.	7,172	85,992
	Canadian Western Bank	12,218	269,088
*	Canfor Corp.	8,400	101,716
*	Canfor Pulp Products, Inc.	3,143	4,021
	Capital Power Corp.	14,199	390,342

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Capstone Copper Corp.	70,612	$347,690
#	Cardinal Energy Ltd.	14,331	67,901
#*	CareRx Corp.	3,200	3,665
	Cascades, Inc.	11,029	120,671
*	Celestica, Inc.	17,033	585,417
	Centerra Gold, Inc.	26,068	137,472
	CES Energy Solutions Corp.	31,177	93,685
#*	Charlottes Web Holdings, Inc.	9,735	1,738
	CI Financial Corp.	22,591	275,572
*	Cineplex, Inc.	5,627	34,529
	Cogeco Communications, Inc.	2,100	96,921
	Cogeco, Inc.	800	35,500
	Colliers International Group, Inc.	2,790	327,658
	Computer Modelling Group Ltd.	13,544	103,863
	Converge Technology Solutions Corp.	7,675	25,917
	Corby Spirit & Wine Ltd.	1,800	17,458
#	Corus Entertainment, Inc., Class B	27,296	19,288
	Crescent Point Energy Corp.	82,975	541,024
*	Crew Energy, Inc.	14,427	44,855
#*	Cronos Group, Inc.	25,818	51,636
	Definity Financial Corp.	7,634	222,130
*	Denison Mines Corp.	73,717	148,043
*	dentalcorp Holdings Ltd.	1,216	5,933
	Dexterra Group, Inc.	6,209	27,665
	Doman Building Materials Group Ltd.	7,152	41,759
*	Dorel Industries, Inc., Class B	3,700	17,916
	DREAM Unlimited Corp., Class A	3,325	58,638
	Dundee Precious Metals, Inc.	26,117	167,256
	Dye & Durham Ltd.	4,280	41,608
	Dynacor Group, Inc.	4,900	14,651
	ECN Capital Corp.	10,346	21,162
	E-L Financial Corp. Ltd.	204	154,251
*	Eldorado Gold Corp.	29,634	362,117
#*	Endeavour Silver Corp.	25,198	38,167
	Enerflex Ltd.	18,236	93,998
#*	Energy Fuels, Inc.	5,331	40,442
	Enerplus Corp.	27,776	403,282
	Enghouse Systems Ltd.	5,890	163,848
*	Ensign Energy Services, Inc.	15,950	27,642
	EQB, Inc.	3,986	273,709
#*	Equinox Gold Corp.	44,240	194,836
*	ERO Copper Corp.	6,989	109,426
	Evertz Technologies Ltd.	4,402	46,887
	Exchange Income Corp.	3,043	106,334
	Exco Technologies Ltd.	4,600	26,311
	Extendicare, Inc.	10,110	53,240
	Fiera Capital Corp.	11,800	58,892
	Finning International, Inc.	19,206	555,845
	Firm Capital Mortgage Investment Corp.	4,900	41,621
#	First Majestic Silver Corp.	32,793	151,702
#*	First Mining Gold Corp.	27,500	2,352
	First National Financial Corp.	2,280	68,784
#*	Fission Uranium Corp.	56,500	52,531
*	Foraco International SA	200	409
#*	Fortuna Silver Mines, Inc.	49,227	149,748
#*	Freegold Ventures Ltd.	22,000	6,954
#	Freehold Royalties Ltd.	15,595	161,582
*	Frontera Energy Corp.	6,849	41,009
*	Galiano Gold, Inc.	12,801	11,235

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gamehost, Inc.	2,000	$14,132
*	GDI Integrated Facility Services, Inc.	1,900	52,289
#	Gear Energy Ltd.	23,288	11,432
	Gibson Energy, Inc.	20,295	323,947
	goeasy Ltd.	1,536	174,936
#*	GoGold Resources, Inc.	26,229	24,581
#	GoldMoney, Inc.	1,360	7,951
*	Gran Tierra Energy, Inc.	5,292	29,680
	Guardian Capital Group Ltd., Class A	2,850	91,619
*	Haivision Systems, Inc.	3,200	10,711
#	Hammond Power Solutions, Inc.	1,609	111,276
	Headwater Exploration, Inc.	31,363	147,198
*	Heroux-Devtek, Inc.	4,414	50,133
	High Liner Foods, Inc.	2,300	19,879
#	HLS Therapeutics, Inc.	2,903	8,961
	Hudbay Minerals, Inc.	40,440	224,690
*	IAMGOLD Corp.	69,545	165,526
*	Imperial Metals Corp.	9,700	16,883
	Information Services Corp.	2,000	36,297
	Innergex Renewable Energy, Inc.	17,169	117,231
	InPlay Oil Corp.	7,900	12,868
*	Interfor Corp.	7,278	112,598
Ω	Jamieson Wellness, Inc.	5,148	118,280
#*	Journey Energy, Inc.	2,400	6,801
*	K92 Mining, Inc.	26,045	124,757
*	Karora Resources, Inc.	15,448	48,144
	K-Bro Linen, Inc.	1,500	39,206
*	Kelt Exploration Ltd.	19,288	77,040
*	Kinaxis, Inc.	286	34,828
*	Knight Therapeutics, Inc.	9,116	36,004
#	KP Tissue, Inc.	700	4,608
	Labrador Iron Ore Royalty Corp.	7,500	184,146
#*	Largo, Inc.	1,753	3,534
	Lassonde Industries, Inc., Class A	400	42,691
	Laurentian Bank of Canada	6,900	136,158
	Leon's Furniture Ltd.	3,400	53,815
*	Lightspeed Commerce, Inc.	17,487	322,479
	Linamar Corp.	5,605	265,857
	Logan Energy Corp.	7,817	5,000
#*	Lucara Diamond Corp.	52,607	16,239
	Lundin Gold, Inc.	10,991	129,657
*	MAG Silver Corp.	7,653	69,030
	Magellan Aerospace Corp.	2,400	13,478
	Mainstreet Equity Corp.	600	67,834
*	Major Drilling Group International, Inc.	11,973	73,916
*	Mandalay Resources Corp.	5,300	6,426
	Maple Leaf Foods, Inc.	10,896	207,798
*	Marimaca Copper Corp.	700	1,692
	Martinrea International, Inc.	8,810	90,495
	Mattr Corp.	12,242	148,148
*	MDA Ltd.	8,800	73,112
*	MDF Commerce, Inc.	2,102	5,957
	Medical Facilities Corp.	5,100	35,734
*	MEG Energy Corp.	26,199	495,354
	Melcor Developments Ltd.	2,200	19,227
	Methanex Corp.	7,987	353,984
	Morguard Corp.	700	58,361
	MTY Food Group, Inc.	3,000	128,506
	Mullen Group Ltd.	10,788	120,121

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Neo Performance Materials, Inc.	3,936	$22,572
*	New Gold, Inc.	90,970	109,615
#*	New Pacific Metals Corp.	4,600	5,796
#*	NFI Group, Inc.	8,237	73,030
	North American Construction Group Ltd.	3,900	89,751
	North West Co., Inc.	6,881	199,042
	Northland Power, Inc.	830	15,273
	Nuvei Corp.	5,917	143,724
*	NuVista Energy Ltd.	19,160	148,497
*	Obsidian Energy Ltd.	10,119	68,708
	OceanaGold Corp.	107,853	215,794
	Onex Corp.	3,189	235,466
#	Organigram Holdings, Inc.	5,700	9,462
*	Orla Mining Ltd.	24,692	82,550
#	Osisko Gold Royalties Ltd.	24,729	360,197
*	Osisko Mining, Inc.	32,517	58,530
	Paramount Resources Ltd., Class A	10,792	212,725
	Parex Resources, Inc.	13,769	227,973
	Park Lawn Corp.	5,954	88,571
	Parkland Corp.	18,876	644,153
	Pason Systems, Inc.	13,302	145,838
#*	Perpetua Resources Corp.	3,100	8,866
#	Peyto Exploration & Development Corp.	23,340	225,163
	PHX Energy Services Corp.	5,500	38,209
#*	Pieridae Energy Ltd.	9,300	2,386
#	Pine Cliff Energy Ltd.	23,500	23,422
	Pizza Pizza Royalty Corp.	4,000	43,349
	Polaris Renewable Energy, Inc.	3,600	36,309
	Pollard Banknote Ltd.	1,800	45,949
	PrairieSky Royalty Ltd.	29,509	486,823
*	Precision Drilling Corp.	2,063	127,750
	Premium Brands Holdings Corp.	6,089	416,622
	Primo Water Corp.	22,340	325,964
	Pulse Seismic, Inc.	6,700	9,618
	Quarterhill, Inc.	23,309	32,421
*	Real Matters, Inc.	9,299	48,347
*	RF Capital Group, Inc.	155	928
	Richelieu Hardware Ltd.	6,969	225,069
	Rogers Sugar, Inc.	12,650	52,314
	Russel Metals, Inc.	8,650	283,669
	Sandstorm Gold Ltd.	16,113	73,475
#	Savaria Corp.	8,482	101,889
#*	Seabridge Gold, Inc.	7,927	83,312
	Secure Energy Services, Inc.	39,369	301,904
	Sienna Senior Living, Inc.	9,677	86,661
#*	Sierra Metals, Inc.	5,800	3,883
*	SilverCrest Metals, Inc.	11,891	65,687
Ω	Sleep Country Canada Holdings, Inc.	4,801	92,810
	SNC-Lavalin Group, Inc.	23,116	766,665
	Softchoice Corp.	2,854	35,196
	Spartan Delta Corp.	12,672	29,313
Ω	Spin Master Corp.	3,700	95,166
	Sprott, Inc.	3,098	108,753
	SSR Mining, Inc.	27,045	254,930
	Stelco Holdings, Inc.	5,317	170,688
	Stella-Jones, Inc.	7,435	439,867
#*Ω	STEP Energy Services Ltd.	6,600	21,993
	StorageVault Canada, Inc.	20,566	82,145
#	Strathcona Resources Ltd.	924	16,303

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SunOpta, Inc.	6,050	$36,135
	Superior Plus Corp.	24,964	171,199
	Supremex, Inc.	5,800	18,335
	Surge Energy, Inc.	12,731	60,035
	Tamarack Valley Energy Ltd.	60,509	139,070
#*	Taseko Mines Ltd.	35,100	51,170
	TECSYS, Inc.	300	7,814
	TELUS Corp.	3,680	65,911
	TerraVest Industries, Inc.	800	28,919
#	Tidewater Midstream & Infrastructure Ltd.	35,300	24,418
#*	Tilray Brands, Inc.	23,111	42,293
	Timbercreek Financial Corp.	9,652	51,115
	Topaz Energy Corp.	7,152	103,414
*	Torex Gold Resources, Inc.	13,010	133,637
	Total Energy Services, Inc.	6,761	47,369
#*	Touchstone Exploration, Inc.	7,300	3,855
	TransAlta Corp.	2,956	21,401
	TransAlta Corp.	29,463	213,448
*	Transat AT, Inc.	3,900	12,241
	Transcontinental, Inc., Class A	9,225	92,837
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	27,474	89,506
	Tricon Residential, Inc.	27,213	299,597
	Triple Flag Precious Metals Corp.	6,273	80,263
*	Trisura Group Ltd.	5,900	164,609
	Vecima Networks, Inc.	1,200	14,067
	Vermilion Energy, Inc.	23,013	247,576
	VersaBank	1,000	11,380
*	Victoria Gold Corp.	6,200	28,822
*	Viemed Healthcare, Inc.	4,100	33,292
	Wajax Corp.	3,513	83,197
*	Well Health Technologies Corp.	27,154	77,355
*	Wesdome Gold Mines Ltd.	18,179	107,226
*	Western Copper & Gold Corp.	4,800	5,376
	Western Forest Products, Inc.	40,649	20,560
	Westshore Terminals Investment Corp.	4,442	93,832
#	Whitecap Resources, Inc.	65,078	421,125
#*	WildBrain Ltd.	12,570	12,435
	Winpak Ltd.	3,900	122,356
*	Yangarra Resources Ltd.	8,100	6,748
#	Yellow Pages Ltd.	1,286	9,594
	Zenith Capital Corp.	1,300	126
TOTAL CANADA			31,089,146
CHINA — (0.1%)
*	AustAsia Group Ltd.	6,424	1,150
	China Gold International Resources Corp. Ltd.	43,400	180,450
*††	Hanfeng Evergreen, Inc.	2,400	0
	PAX Global Technology Ltd.	15,000	10,483
	SIIC Environment Holdings Ltd.	58,600	8,298
TOTAL CHINA			200,381
DENMARK — (2.6%)
*	ALK-Abello AS	15,012	242,247
	Alm Brand AS	109,613	198,988
#*	Ambu AS, Class B	17,212	285,496
#*	Bang & Olufsen AS	14,001	19,501
	BankNordik P	552	14,977

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	Bavarian Nordic AS	10,643	$244,504
	cBrain AS	1,050	38,065
#	Chemometec AS	1,819	98,384
	Columbus AS	16,517	17,844
	D/S Norden AS	2,740	147,430
	Dfds AS	5,103	172,891
	FLSmidth & Co. AS	7,332	301,018
#	Fluegger Group AS	86	4,646
*	GN Store Nord AS	13,261	312,728
	H Lundbeck AS	34,629	175,394
	H Lundbeck AS, Class A	2,404	10,607
*	H+H International AS, Class B	2,539	28,172
	ISS AS	20,273	383,605
	Jeudan AS	1,628	54,915
	Jyske Bank AS	6,030	461,878
	Matas AS	4,754	85,234
*Ω	Netcompany Group AS	4,559	181,851
*	Nilfisk Holding AS	2,589	45,625
*	NKT AS	8,648	602,972
*Ω	NNIT AS	1,779	24,716
	North Media AS	1,083	12,101
*	NTG Nordic Transport Group AS, Class A	911	40,887
	Per Aarsleff Holding AS	2,658	122,347
	Ringkjoebing Landbobank AS	3,553	572,650
	Rockwool AS, Class A	70	19,128
	Rockwool AS, Class B	854	232,823
	Royal Unibrew AS	6,337	415,109
*	RTX AS	1,054	13,129
Ω	Scandinavian Tobacco Group AS, Class A	6,629	119,084
	Schouw & Co. AS	1,656	132,414
	Solar AS, Class B	886	57,699
	SP Group AS	1,053	28,914
	Spar Nord Bank AS	9,335	158,827
	Sparekassen Sjaelland-Fyn AS	2,633	84,922
	Sydbank AS	7,479	331,912
*	TCM Group AS	1,034	8,381
	Tivoli AS	344	38,233
	Topdanmark AS	5,977	265,070
	TORM PLC, Class A	4,327	152,025
	UIE PLC	2,550	77,826
	Vestjysk Bank AS	23,511	14,328
*	Zealand Pharma AS	6,043	412,807
TOTAL DENMARK			7,464,304
FINLAND — (2.1%)
	Aktia Bank OYJ	7,233	76,228
	Alandsbanken Abp, Class B	379	13,340
	Alma Media OYJ	4,469	47,973
	Anora Group OYJ	3,880	19,492
	Aspo OYJ	2,685	17,891
	Atria OYJ	2,491	29,014
	Bittium OYJ	4,078	20,829
	Cargotec OYJ, Class B	4,700	267,196
	Citycon OYJ	9,483	49,592
	Digia OYJ	2,833	16,741
	Elisa OYJ	240	10,935
Ω	Enento Group OYJ	1,937	41,616
	eQ OYJ	761	12,096
*	Finnair OYJ	1,515,569	57,901

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Fiskars OYJ Abp	4,519	$84,305
	F-Secure OYJ	12,707	26,533
	Gofore OYJ	378	9,148
	Harvia OYJ	1,373	40,514
*	HKScan OYJ, Class A	1,550	1,276
	Huhtamaki OYJ	11,448	449,310
#*	Incap OYJ	2,671	21,167
	Kamux Corp.	4,139	23,218
	Kemira OYJ	13,667	255,809
	Kesko OYJ, Class A	810	15,889
	Kesko OYJ, Class B	5,301	103,526
	Kojamo OYJ	14,800	175,460
	Konecranes OYJ	9,320	400,261
#	Lassila & Tikanoja OYJ	5,782	64,628
	Marimekko OYJ	3,250	48,507
#	Metsa Board OYJ, Class B	16,960	136,599
	Nokian Renkaat OYJ	14,728	132,733
	Olvi OYJ, Class A	1,985	68,017
	Oma Saastopankki OYJ	486	12,196
	Oriola OYJ	5,827	7,577
	Oriola OYJ, Class B	16,336	19,174
	Orion OYJ, Class A	1,997	90,639
	Orion OYJ, Class B	10,558	486,066
#	Outokumpu OYJ	43,806	186,996
*	Pihlajalinna OYJ	3,541	27,571
	Ponsse OYJ	1,180	30,201
	Puuilo OYJ	5,462	52,612
*	QT Group OYJ	1,767	124,636
	Raisio OYJ, Class V	14,595	32,142
	Rapala VMC OYJ	3,058	10,300
	Remedy Entertainment OYJ	434	11,096
	Revenio Group OYJ	2,457	67,457
	Sanoma OYJ	9,599	71,494
	Scanfil OYJ	1,067	8,581
	Taaleri PLC	1,518	15,453
	Talenom OYJ	2,896	18,793
*	Teleste OYJ	1,530	4,444
Ω	Terveystalo OYJ	10,943	92,247
	TietoEVRY OYJ	12,782	296,613
	Tokmanni Group Corp.	6,314	108,266
	Vaisala OYJ, Class A	2,601	102,820
#	Valmet OYJ	20,218	572,244
#*	Verkkokauppa.com OYJ	1,520	3,999
	Wartsila OYJ Abp	51,266	756,253
#*	WithSecure OYJ	12,707	14,918
	YIT OYJ	16,492	35,131
TOTAL FINLAND			5,997,663
FRANCE — (4.7%)
	ABC arbitrage	1,520	7,269
	AKWEL SADIR	1,182	20,324
Ω	ALD SA	16,734	111,527
#	Altamir	1,905	50,454
	Alten SA	3,426	529,729
	Arkema SA	2,846	309,739
	Assystem SA	1,109	62,547
#*	Atos SE	14,292	61,011
	Aubay	235	10,435
	Axway Software SA	1,111	35,693

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Bastide le Confort Medical	266	$6,002
	Beneteau SACA	5,853	70,146
*	Bigben Interactive	2,306	7,978
	Boiron SA	776	33,563
#	Bonduelle SCA	2,134	22,672
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,244
	Catana Group	3,304	20,565
	CBo Territoria	2,250	8,803
*	Cegedim SA	865	15,476
*	CGG SA	82,253	39,448
	Chargeurs SA	2,233	28,491
	Cie des Alpes	3,270	53,270
	Cie Plastic Omnium SE	5,205	59,657
#	Clariane SE	7,016	17,730
	Coface SA	14,551	196,624
#*	DBV Technologies SA	1,409	2,646
	Derichebourg SA	13,913	71,785
*	Ekinops SAS	2,101	10,276
	Electricite de Strasbourg SA	132	14,323
#*Ω	Elior Group SA	16,226	46,886
	Elis SA	24,685	542,746
	Equasens	558	32,110
	Eramet SA	895	61,645
	Etablissements Maurel et Prom SA	8,900	52,755
	Eurazeo SE	5,484	467,128
Ω	Euronext NV	1,854	163,073
#*	Eutelsat Communications SACA	19,197	70,019
*	Exclusive Networks SA	2,410	49,171
	Exel Industries SA, Class A	184	11,537
	Fnac Darty SA	2,333	62,406
*	Forvia SE	20,074	345,016
*	Gaumont SA	20	2,102
	Gaztransport Et Technigaz SA	4,166	584,063
	GL Events SACA	1,343	28,953
	Groupe Crit SA	446	35,852
	Guerbet	934	23,008
	Guillemot Corp.	785	4,547
*	Haulotte Group SA	1,014	2,771
*	ID Logistics Group SACA	394	140,356
	Imerys SA	4,620	153,644
	Infotel SA	414	23,250
	Interparfums SA	310	16,402
	IPSOS SA	6,081	399,100
	Jacquet Metals SACA	2,005	39,191
*	JCDecaux SE	7,386	153,410
	Kaufman & Broad SA	1,984	58,731
*	La Francaise De L'energie SACA	358	16,981
Ω	La Francaise des Jeux SAEM	8,488	344,049
	Laurent-Perrier	396	52,857
	Lectra	600	21,163
	Linedata Services	112	7,093
	LISI SA	1,065	25,068
	LNA Sante SA	809	17,281
#*	Lumibird	1,349	17,109
Ω	Maisons du Monde SA	3,427	16,544
	Manitou BF SA	1,600	35,841
	Mersen SA	3,050	110,641
	Metropole Television SA	2,785	39,498
#*	Nacon SA	1,499	2,754

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Neoen SA	7,515	$217,282
	Nexans SA	3,835	349,055
	Nexity SA	5,490	91,509
	NRJ Group	2,200	18,726
*	Pierre Et Vacances SA	9,298	13,436
	Quadient SA	4,783	101,337
*††	Recylex SA	1,750	0
	Rexel SA	27,422	730,337
	Robertet SA	63	55,827
	Rubis SCA	11,758	297,319
	Samse SACA	132	28,499
	Savencia SA	669	38,755
	SCOR SE	20,315	606,020
	SEB SA	3,205	391,364
	Seche Environnement SACA	536	66,602
	SES SA	42,858	262,957
#*Ω	SMCP SA	4,479	13,096
	Societe BIC SA	3,290	227,643
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	32,559
	Societe LDC SADIR	291	41,613
	Societe pour l'Informatique Industrielle	1,315	99,127
*	SOITEC	2,040	294,854
	Sopra Steria Group	2,094	491,156
	SPIE SA	16,615	549,584
	Stef SA	521	68,198
	Sword Group	975	39,855
	Synergie SE	1,041	36,104
	Technip Energies NV	16,797	347,708
	Television Francaise 1 SA	4,704	41,388
	Thermador Groupe	904	83,988
#	Tikehau Capital SCA	3,602	82,424
	Totalenergies EP Gabon	172	28,293
#	Trigano SA	1,128	177,683
*	Ubisoft Entertainment SA	10,592	233,639
	Valeo SE	26,631	347,602
*	Vallourec SACA	19,080	272,959
#*	Vantiva SA	25,714	4,330
Ω	Verallia SA	8,945	315,440
	Vetoquinol SA	158	18,193
	Vicat SACA	2,494	97,030
	VIEL & Cie SA	4,347	38,607
	Virbac SACA	304	109,710
*	Voltalia SA	3,207	27,443
	Wavestone	587	38,886
*Ω	X-Fab Silicon Foundries SE	8,082	77,673
TOTAL FRANCE			13,661,988
GERMANY — (5.7%)
	1&1 AG	5,226	103,202
	7C Solarparken AG	8,665	31,776
	Adesso SE	441	44,243
*Ω	ADLER Group SA	7,320	2,687
*	Adtran Networks SE	1,517	32,783
	All for One Group SE	283	15,130
	Allgeier SE	979	21,256
	AlzChem Group AG	417	10,652
	Amadeus Fire AG	781	94,348
*	Aroundtown SA	98,090	218,813
	Atoss Software AG	582	159,469

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	4,672	$336,072
#*Ω	Auto1 Group SE	9,200	38,276
	Basler AG	1,859	19,488
	BayWa AG	2,351	75,519
	Bechtle AG	10,890	564,677
Ω	Befesa SA	6,013	211,303
	Bertrandt AG	899	48,090
	Bijou Brigitte AG	711	29,230
	Bilfinger SE	4,196	177,879
*	Borussia Dortmund GmbH & Co. KGaA	11,253	46,230
#	BRANICKS Group AG	5,249	12,064
	CANCOM SE	5,451	173,034
*	Ceconomy AG	24,503	59,521
	CENIT AG	1,323	20,249
	Cewe Stiftung & Co. KGAA	855	93,177
*	Cherry SE	1,249	3,969
	CompuGroup Medical SE & Co. KgaA	3,969	170,170
	CropEnergies AG	3,203	39,842
	CTS Eventim AG & Co. KGaA	7,837	530,386
	Dermapharm Holding SE	2,329	99,065
	Deutsche Beteiligungs AG	1,665	50,064
	Deutsche EuroShop AG	968	20,842
#Ω	Deutsche Pfandbriefbank AG	20,019	120,476
	Deutz AG	9,704	58,647
*	Dr Hoenle AG	579	10,960
	Draegerwerk AG & Co. KGaA	432	19,548
	Duerr AG	7,939	181,513
Ω	DWS Group GmbH & Co. KGaA	5,121	209,422
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,162	107,530
	EDAG Engineering Group AG	1,225	17,455
	Elmos Semiconductor SE	1,053	73,545
	ElringKlinger AG	4,625	25,495
*	Encavis AG	16,501	229,732
	Energiekontor AG	841	68,678
	Fabasoft AG	270	6,020
	Fielmann Group AG	3,707	192,884
*	flatexDEGIRO AG	9,565	104,594
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	320,106
	Freenet AG	17,397	480,726
	FUCHS SE	4,442	157,507
	GEA Group AG	17,583	704,182
	Gerresheimer AG	5,211	531,256
	Gesco SE	1,167	21,092
	GFT Technologies SE	2,864	101,273
*	Grand City Properties SA	11,190	108,618
	Grenke AG	3,229	78,198
	H&R GmbH & Co. KGaA	1,853	9,802
	Hamburger Hafen und Logistik AG	3,321	59,302
	Hawesko Holding SE	351	11,603
#*	Heidelberger Druckmaschinen AG	33,592	39,658
*	HelloFresh SE	19,635	259,668
	Hensoldt AG	6,422	192,794
	HOCHTIEF AG	3,150	337,947
	Hornbach Holding AG & Co. KGaA	1,280	91,903
	Hugo Boss AG	8,152	509,130
	Indus Holding AG	2,484	59,879
	Init Innovation in Traffic Systems SE	627	22,165
Ω	Instone Real Estate Group SE	5,460	47,116
	IVU Traffic Technologies AG	1,884	26,560

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	8,541	$266,729
Ω	JOST Werke SE	1,984	95,809
	K&S AG	18,643	261,491
	KION Group AG	7,399	337,579
	Knaus Tabbert AG	430	19,080
*	Koenig & Bauer AG	2,538	30,496
	Kontron AG	6,182	143,363
	Krones AG	2,141	265,323
	KSB SE & Co. KGaA	31	21,922
	KWS Saat SE & Co. KGaA	1,789	100,480
	Lanxess AG	10,132	270,487
*	LEG Immobilien SE	8,316	690,059
	Leifheit AG	1,317	21,959
#*	LPKF Laser & Electronics SE	1,120	10,941
#*	Manz AG	726	8,146
*	Medigene AG	1,273	2,049
*	Medios AG	1,906	31,040
*	METRO AG	16,815	113,332
	MLP SE	11,878	68,874
	Mutares SE & Co. KGaA	1,894	76,931
#*	Nagarro SE	902	88,160
	New Work SE	362	24,076
	Nexus AG	249	15,517
*	Nordex SE	7,913	80,739
	Norma Group SE	4,726	76,855
	OHB SE	819	38,496
	Patrizia SE	7,041	60,074
	Pfeiffer Vacuum Technology AG	72	12,081
	PNE AG	2,162	31,159
*	ProCredit Holding AG	1,280	10,833
#	ProSiebenSat.1 Media SE	24,511	172,428
	PSI Software SE	966	23,873
*	PVA TePla AG	3,537	80,044
	Rational AG	121	92,950
#	RTL Group SA	3,225	123,938
	SAF-Holland SE	3,326	53,704
	Salzgitter AG	4,793	133,683
Ω	Scout24 SE	512	37,699
	Secunet Security Networks AG	206	36,899
*	Serviceware SE	548	7,151
#*	SGL Carbon SE	9,673	61,233
	Siltronic AG	2,333	219,274
	Sixt SE	1,909	186,043
*	SMA Solar Technology AG	1,406	72,114
	Stabilus SE	3,966	277,911
	STRATEC SE	618	28,225
	Stroeer SE & Co. KGaA	4,913	288,452
	Suedzucker AG	9,862	139,025
	SUESS MicroTec SE	3,604	122,437
	Surteco Group SE	1,107	18,903
	Synlab AG	3,030	32,572
*	TAG Immobilien AG	24,505	342,992
	Takkt AG	5,920	86,470
*Ω	TeamViewer SE	18,141	260,081
	Technotrans SE	1,129	22,871
	thyssenkrupp AG	70,904	437,597
	United Internet AG	10,911	286,004
	USU Software AG	362	6,849
	Verbio Vereinigte Bioenergie AG	2,874	62,868

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Vossloh AG	1,662	$73,723
	Wacker Chemie AG	1,790	194,073
	Wacker Neuson SE	3,888	72,045
	Washtec AG	1,525	52,613
*	Westwing Group SE	1,156	10,419
	Wuestenrot & Wuerttembergische AG	4,248	61,500
	Zeal Network SE	1,075	35,472
TOTAL GERMANY			16,638,705
HONG KONG — (1.8%)
*	Aceso Life Science Group Ltd.	202,400	4,027
	Aeon Credit Service Asia Co. Ltd.	12,000	8,256
*	Aidigong Maternal & Child Health Ltd.	248,000	2,375
	Allied Group Ltd.	206,000	42,074
	Analogue Holdings Ltd.	46,000	5,835
	APAC Resources Ltd.	13,098	1,543
#	Apollo Future Mobility Group Ltd.	20,600	1,346
	Asia Financial Holdings Ltd.	54,874	23,726
*	Asia Standard International Group Ltd.	98,940	5,002
	ASMPT Ltd.	34,600	333,903
	Associated International Hotels Ltd.	28,000	21,330
	Bank of East Asia Ltd.	114,736	130,473
*	BOCOM International Holdings Co. Ltd.	44,000	1,734
	Bright Smart Securities & Commodities Group Ltd.	114,000	20,129
	Cafe de Coral Holdings Ltd.	42,000	42,244
*	Central Wealth Group Holdings Ltd.	910,000	1,515
*	Century City International Holdings Ltd.	183,340	5,687
	Chen Hsong Holdings	30,000	5,075
	Chevalier International Holdings Ltd.	4,000	2,364
*	China Energy Development Holdings Ltd.	652,000	5,988
	China Motor Bus Co. Ltd.	2,400	17,782
#*	China Star Entertainment Ltd.	180,000	18,138
*	Chinese Estates Holdings Ltd.	61,500	7,726
	Chow Sang Sang Holdings International Ltd.	49,000	53,400
*	Chuang's Consortium International Ltd.	100,000	5,205
	CITIC Telecom International Holdings Ltd.	196,000	69,888
#*	C-Mer Eye Care Holdings Ltd.	52,000	17,575
	Convenience Retail Asia Ltd.	50,000	4,159
#††	Convoy, Inc.	516,000	2,066
*	Cowell e Holdings, Inc.	20,000	41,003
Ω	Crystal International Group Ltd.	51,000	19,359
*	CSC Holdings Ltd.	1,321,250	4,894
	CSI Properties Ltd.	859,543	9,570
	Dah Sing Banking Group Ltd.	52,928	31,818
	Dah Sing Financial Holdings Ltd.	17,806	35,860
	Dickson Concepts International Ltd.	14,500	8,195
	Dynamic Holdings Ltd.	10,000	9,693
	Eagle Nice International Holdings Ltd.	20,000	11,135
	EC Healthcare	47,000	6,925
*††	EcoGreen International Group Ltd.	38,000	1,732
	Emperor International Holdings Ltd.	140,333	6,379
*	ENM Holdings Ltd.	144,000	4,899
*	Esprit Holdings Ltd.	195,875	7,164
	EuroEyes International Eye Clinic Ltd.	8,000	5,074
	Fairwood Holdings Ltd.	10,500	11,004
	Far East Consortium International Ltd.	199,803	32,241
	First Pacific Co. Ltd.	272,000	103,316
*Ω	FIT Hon Teng Ltd.	153,000	18,288
*Ω	Fosun Tourism Group	14,600	7,487

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*Ω	Frontage Holdings Corp.	90,000	$18,509
	FSE Lifestyle Services Ltd.	14,000	9,833
	Giordano International Ltd.	160,000	41,966
	Glorious Sun Enterprises Ltd.	72,000	7,629
*	Gold Fin Holdings	88,000	0
*	GR Life Style Company Ltd.	96,000	3,587
	Great Eagle Holdings Ltd.	28,630	42,147
	G-Resources Group Ltd.	42,950	10,955
	Guotai Junan International Holdings Ltd.	322,400	20,258
	Hang Lung Group Ltd.	90,000	108,344
	Hanison Construction Holdings Ltd.	27,198	2,350
	Hao Tian International Construction Investment Group Ltd.	72,000	8,383
*	Harbour Centre Development Ltd.	13,500	10,378
	HK Electric Investments & HK Electric Investments Ltd.	106,500	66,057
	HKBN Ltd.	100,500	41,764
	HKR International Ltd.	100,386	15,969
	Hong Kong Ferry Holdings Co. Ltd.	23,000	13,128
*	Hong Kong Technology Venture Co. Ltd.	82,000	20,019
*	Hongkong & Shanghai Hotels Ltd.	59,883	41,427
*	Hongkong Chinese Ltd.	90,000	3,279
Ω	Honma Golf Ltd.	30,500	12,920
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	21,507
	Hysan Development Co. Ltd.	68,000	117,367
*	IGG, Inc.	95,000	33,814
Ω	Impro Precision Industries Ltd.	88,000	28,132
	International Housewares Retail Co. Ltd.	41,000	7,441
*	ITC Properties Group Ltd.	1,760	116
	Jacobson Pharma Corp. Ltd.	56,000	4,307
	Johnson Electric Holdings Ltd.	48,937	64,175
	K Wah International Holdings Ltd.	109,000	26,486
	Karrie International Holdings Ltd.	136,000	7,959
	Kerry Logistics Network Ltd.	53,000	58,886
	Kerry Properties Ltd.	63,000	100,043
	Kowloon Development Co. Ltd.	41,000	25,063
	KRP Development Holdings Ltd.	34,000	3,550
*	Lai Sun Development Co. Ltd.	45,912	3,820
*	Lai Sun Garment International Ltd.	20,400	1,832
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	10,486
*††	Lerthai Group Ltd.	24,000	0
	Lippo China Resources Ltd.	58,600	5,703
	Liu Chong Hing Investment Ltd.	30,000	19,285
	L'Occitane International SA	41,250	131,707
	Luk Fook Holdings International Ltd.	34,000	84,233
	Lung Kee Bermuda Holdings	26,000	4,205
*	Magnificent Hotel Investment Ltd.	336,000	3,004
	Man Wah Holdings Ltd.	158,000	98,490
#*	MECOM Power & Construction Ltd.	159,750	5,928
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	27,359
	Modern Dental Group Ltd.	43,000	19,578
*	Mongolian Mining Corp.	48,000	51,972
*	NagaCorp Ltd.	144,547	48,678
	New World Development Co. Ltd.	126,000	154,432
††	NewOcean Energy Holdings Ltd.	110,000	98
	Nissin Foods Co. Ltd.	28,000	20,655
	NWS Holdings Ltd.	179,000	155,537
	Oriental Watch Holdings	39,606	18,754
*	Oshidori International Holdings Ltd.	700,200	16,968
	Pacific Basin Shipping Ltd.	569,000	158,386

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Pacific Textiles Holdings Ltd.	114,000	$18,095
*	Paliburg Holdings Ltd.	26,000	2,220
	PC Partner Group Ltd.	34,000	11,228
	PCCW Ltd.	412,286	213,256
	Pentamaster International Ltd.	94,000	10,448
	Perfect Medical Health Management Ltd.	60,000	23,067
	Pico Far East Holdings Ltd.	96,000	18,560
	Plover Bay Technologies Ltd.	40,000	10,239
	Public Financial Holdings Ltd.	70,000	11,289
#*	Realord Group Holdings Ltd.	54,000	36,735
*	Regal Hotels International Holdings Ltd.	29,000	10,901
Ω	Regina Miracle International Holdings Ltd.	43,000	10,811
*	Sa Sa International Holdings Ltd.	124,000	13,001
*Ω	Samsonite International SA	120,600	336,682
	SEA Holdings Ltd.	40,046	8,563
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	29,181
*	Shangri-La Asia Ltd.	116,000	72,083
*	Shun Ho Property Investments Ltd.	5,544	628
*	Shun Tak Holdings Ltd.	190,000	18,970
	Singamas Container Holdings Ltd.	194,000	13,361
	SITC International Holdings Co. Ltd.	103,000	156,286
#*	SJM Holdings Ltd.	252,499	70,959
	SmarTone Telecommunications Holdings Ltd.	43,000	21,479
*	Solomon Systech International Ltd.	200,000	6,534
	Soundwill Holdings Ltd.	4,000	3,425
	Stella International Holdings Ltd.	55,000	72,535
	Sun Hung Kai & Co. Ltd.	74,464	20,664
	SUNeVision Holdings Ltd.	89,000	30,538
	TAI Cheung Holdings Ltd.	37,000	16,411
*	Television Broadcasts Ltd.	43,600	16,578
*	Texhong International Group Ltd.	35,000	16,626
	Texwinca Holdings Ltd.	112,000	11,746
#*	Theme International Holdings Ltd.	380,000	20,179
*	TOM Group Ltd.	58,000	4,710
*	Tongda Group Holdings Ltd.	780,000	9,188
	Town Health International Medical Group Ltd.	330,000	12,192
	Tradelink Electronic Commerce Ltd.	58,000	6,641
	Transport International Holdings Ltd.	29,901	34,564
	United Laboratories International Holdings Ltd.	105,000	90,767
††	Untrade.Genting Hk	186,000	1,851
	Upbest Group Ltd.	148,000	11,311
	Value Partners Group Ltd.	150,000	34,540
	Vesync Co. Ltd.	10,000	5,128
	Vitasoy International Holdings Ltd.	80,000	61,406
*	Vobile Group Ltd.	94,000	17,435
*Ω	VPower Group International Holdings Ltd.	25,119	1,260
	VSTECS Holdings Ltd.	79,600	42,892
	VTech Holdings Ltd.	18,300	105,993
*	Wai Kee Holdings Ltd.	52,000	6,160
	Wang On Group Ltd.	260,000	1,140
*	Wealthink AI-Innovation Capital Ltd.	116,000	2,020
	Wing On Co. International Ltd.	14,000	21,183
	Wing Tai Properties Ltd.	56,000	18,271
	Xinyi Glass Holdings Ltd.	114,000	94,509
	Yue Yuen Industrial Holdings Ltd.	93,000	87,702
*	Yunfeng Financial Group Ltd.	54,000	5,689
*	Zensun Enterprises Ltd.	48,000	1,975
*	Zhaobangji Lifestyle Holdings Ltd.	192,000	4,438
TOTAL HONG KONG			5,291,702

VA International Small Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.4%)
	Bank of Ireland Group PLC	51,947	$477,704
	Cairn Homes PLC	61,426	94,247
	Dalata Hotel Group PLC	15,666	81,306
	FBD Holdings PLC	4,062	51,733
	Glanbia PLC	20,272	363,052
*Ω	Glenveagh Properties PLC	32,954	43,580
	Irish Continental Group PLC	11,766	58,714
	Kenmare Resources PLC	255	995
*	Permanent TSB Group Holdings PLC	10,745	20,032
TOTAL IRELAND			1,191,363
ISRAEL — (1.1%)
	Adgar Investment & Development Ltd.	8,764	11,143
*	Afcon Holdings Ltd.	210	5,635
*	AFI Properties Ltd.	1,537	67,391
	Africa Israel Residences Ltd.	738	39,200
*	Allot Ltd.	3,228	5,692
	Alrov Properties & Lodgings Ltd.	854	30,245
	Arad Ltd.	1,518	24,578
*	Argo Properties NV	489	9,163
*	Ashdod Refinery Ltd.	1,014	23,475
	AudioCodes Ltd.	4,889	54,708
	Aura Investments Ltd.	17,282	49,126
	Automatic Bank Services Ltd.	824	3,451
*	Azorim-Investment Development & Construction Co. Ltd.	17,951	75,291
	Bet Shemesh Engines Holdings 1997 Ltd.	859	29,449
*	BioLine RX Ltd.	55,677	4,641
	Blue Square Real Estate Ltd.	659	42,301
*	Brack Capital Properties NV	398	21,850
*	Brainsway Ltd., ADR	1,000	6,260
	Carasso Motors Ltd.	2,736	12,037
*	Cellcom Israel Ltd.	9,478	39,011
*	Clal Insurance Enterprises Holdings Ltd.	6,615	102,926
	Danel Adir Yeoshua Ltd.	595	51,505
	Delek Automotive Systems Ltd.	6,324	37,837
	Delta Galil Ltd.	1,096	50,590
	Dor Alon Energy in Israel 1988 Ltd.	633	12,096
*	Doral Group Renewable Energy Resources Ltd.	6,320	14,081
*	Duniec Brothers Ltd.	200	10,244
	Electra Consumer Products 1970 Ltd.	917	19,554
	Electra Real Estate Ltd.	2,747	27,953
*	Ellomay Capital Ltd.	458	7,224
*	Equital Ltd.	2,723	77,507
	FMS Enterprises Migun Ltd.	605	21,531
	Formula Systems 1985 Ltd.	1,099	73,618
	Fox Wizel Ltd.	738	52,295
*	Gilat Satellite Networks Ltd.	6,085	38,369
*	Hagag Group Real Estate Development	1,534	5,832
	Hamat Group Ltd.	1,543	5,056
	Hilan Ltd.	1,842	102,387
	IDI Insurance Co. Ltd.	960	28,672
*	IES Holdings Ltd.	375	23,488
	Ilex Medical Ltd.	584	9,852
	Inrom Construction Industries Ltd.	12,208	37,343
	Isracard Ltd.	18,363	65,908
	Israel Canada T.R Ltd.	14,745	49,732
	Israel Land Development Co. Ltd.	2,893	25,769
	Isras Investment Co. Ltd.	192	40,514
	Issta Ltd.	883	17,369

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Kamada Ltd.	3,545	$20,097
	Kardan Real Estate Enterprise & Development Ltd.	6,298	6,867
	Kenon Holdings Ltd.	1,856	45,833
	Kerur Holdings Ltd.	747	13,649
*	Klil Industries Ltd.	43	2,253
	Lahav L.R. Real Estate Ltd.	6,763	6,366
	Lapidoth Capital Ltd.	1,304	19,561
	Levinstein Properties Ltd.	555	10,353
	M Yochananof & Sons Ltd.	507	22,727
	Magic Software Enterprises Ltd.	2,800	28,397
	Malam - Team Ltd.	1,290	16,981
	Matrix IT Ltd.	4,254	80,089
	Max Stock Ltd.	6,828	13,926
	Maytronics Ltd.	3,730	40,924
	Mediterranean Towers Ltd.	10,111	25,967
	Mega Or Holdings Ltd.	3,618	82,680
	Meitav Investment House Ltd.	3,065	13,103
	Menora Mivtachim Holdings Ltd.	2,811	70,615
	Meshulam Levinstein Contracting & Engineering Ltd.	119	9,612
	Migdal Insurance & Financial Holdings Ltd.	45,399	50,276
*	Mivtach Shamir Holdings Ltd.	1,009	29,489
	Naphtha Israel Petroleum Corp. Ltd.	5,642	28,192
	Nawi Brothers Ltd.	3,445	22,157
*	Nayax Ltd.	560	13,676
*	Neto Malinda Trading Ltd.	862	11,507
*	Neto ME Holdings Ltd.	211	3,392
	Next Vision Stabilized Systems Ltd.	2,195	23,472
	Novolog Ltd.	34,768	13,709
	Oil Refineries Ltd.	269,871	93,083
	One Software Technologies Ltd.	4,143	52,086
	Palram Industries 1990 Ltd.	847	8,953
*	Partner Communications Co. Ltd.	18,545	85,747
	Paz Oil Co. Ltd.	1,014	83,336
*	Perion Network Ltd.	460	13,647
	Plasson Industries Ltd.	468	17,864
	Prashkovsky Investments & Construction Ltd.	540	12,102
*	Priortech Ltd.	1,206	46,835
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	56,834
	Raval Ics Ltd.	2,775	2,349
	Retailors Ltd.	1,655	32,867
	Sano-Brunos Enterprises Ltd.	278	21,246
*	Scope Metals Group Ltd.	872	27,040
*	Shikun & Binui Ltd.	4,675	12,199
*	Shufersal Ltd.	5,754	30,873
	Summit Real Estate Holdings Ltd.	4,733	62,638
	Tadiran Group Ltd.	324	21,514
Ω	Tamar Petroleum Ltd.	7,885	39,667
	Tel Aviv Stock Exchange Ltd.	10,261	63,573
	Telsys Ltd.	526	34,355
	Tiv Taam Holdings 1 Ltd.	7,339	10,229
	Turpaz Industries Ltd.	2,865	10,181
	Victory Supermarket Chain Ltd.	648	7,040
	YD More Investments Ltd.	996	2,372
	YH Dimri Construction & Development Ltd.	721	53,139
TOTAL ISRAEL			3,191,538
ITALY — (4.3%)
	A2A SpA	215,174	426,618
	ACEA SpA	5,746	90,675

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Aeffe SpA	7,022	$6,914
	Amplifon SpA	5,606	182,972
Ω	Anima Holding SpA	28,709	129,577
#	Aquafil SpA	3,880	13,544
	Arnoldo Mondadori Editore SpA	22,214	56,934
	Ascopiave SpA	9,023	21,867
*	Avio SpA	1,784	15,832
	Azimut Holding SpA	14,086	392,699
	Banca Generali SpA	7,319	279,021
	Banca IFIS SpA	3,794	65,670
	Banca Mediolanum SpA	10,055	102,900
*	Banca Monte dei Paschi di Siena SpA	72,161	253,266
	Banca Popolare di Sondrio SPA	70,355	534,558
	Banca Profilo SpA	12,870	2,848
Ω	Banca Sistema SpA	3,568	4,964
	Banco BPM SpA	177,708	958,786
	Banco di Desio e della Brianza SpA	5,000	20,780
	BasicNet SpA	3,725	17,994
Ω	BFF Bank SpA	17,862	193,028
	Biesse SpA	2,760	36,249
	BPER Banca	148,501	535,623
	Brembo SpA	20,309	250,142
	Brunello Cucinelli SpA	4,707	466,637
	Buzzi SpA	13,612	462,661
	Cairo Communication SpA	12,430	24,171
Ω	Carel Industries SpA	5,856	141,809
	Cementir Holding NV	6,965	74,695
*	CIR SpA-Compagnie Industriali	101,938	46,747
	Credito Emiliano SpA	13,446	122,230
	d'Amico International Shipping SA	14,895	99,436
	Danieli & C Officine Meccaniche SpA	8,735	230,085
	Datalogic SpA	2,601	16,989
	De' Longhi SpA	7,163	232,003
#	Digital Bros SpA	371	4,143
Ω	doValue SpA	7,910	20,949
	Elica SpA	3,365	8,411
	Emak SpA	17,016	19,294
Ω	Enav SpA	24,013	88,870
	ERG SpA	377	11,055
	Esprinet SpA	3,078	17,623
*	Eurotech SpA	5,018	11,945
	Fila SpA	1,845	17,466
#*	Fincantieri SpA	58,307	30,861
	FNM SpA	21,790	10,409
*	Garofalo Health Care SpA	3,478	18,201
#*	Geox SpA	8,460	6,930
	GPI SpA	785	7,923
	Gruppo MutuiOnline SpA	2,280	78,708
	Hera SpA	110,093	387,818
	IMMSI SpA	26,564	17,435
	Intercos SpA	679	10,615
	Interpump Group SpA	9,210	455,264
	Iren SpA	72,748	152,681
	Italgas SpA	62,966	358,994
	Italmobiliare SpA	1,795	53,468
*	Iveco Group NV	26,294	280,593
#	IVS Group SA	4,434	26,893
	Leonardo SpA	54,790	956,308
	LU-VE SpA	909	22,929

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Maire Tecnimont SpA	20,289	$105,442
#*††	Mariella Burani Fashion Group SpA	422	0
	MFE-MediaForEurope NV, Class A	26,230	66,854
*	Newlat Food SpA	1,779	15,376
	Openjobmetis SpA agenzia per il lavoro	845	14,689
	Orsero SpA	1,122	21,030
Ω	OVS SpA	28,187	67,142
	Pharmanutra SpA	513	34,324
	Piaggio & C SpA	22,030	73,233
Ω	Piovan SpA	1,011	10,905
Ω	Pirelli & C SpA	38,861	210,604
Ω	RAI Way SpA	12,339	67,470
	Reply SpA	3,638	498,808
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	18,430
*	Sabaf SpA	1,277	24,418
#*	Safilo Group SpA	25,816	30,883
	Salcef Group SpA	457	11,619
	Salvatore Ferragamo SpA	4,286	54,667
	Sanlorenzo SpA	1,680	80,143
	Saras SpA	96,405	163,226
	Sesa SpA	768	104,208
*	Sogefi SpA	8,720	17,652
	SOL SpA	4,883	140,535
*	Somec SpA	249	7,172
	Spaxs SpA	8,205	45,257
	Tamburi Investment Partners SpA	12,603	123,063
Ω	Technogym SpA	19,877	196,837
*	Telecom Italia SpA	974,256	293,357
*	Tod's SpA	855	31,344
#Ω	Unieuro SpA	2,055	21,480
	Unipol Gruppo SpA	49,828	309,412
	UnipolSai Assicurazioni SpA	35,882	94,951
	Webuild SpA	26,915	56,613
#	Wiit SpA	741	14,774
	Zignago Vetro SpA	4,325	63,186
TOTAL ITALY			12,675,814
JAPAN — (23.8%)
	&Do Holdings Co. Ltd.	600	4,662
	77 Bank Ltd.	7,100	170,778
	A&D HOLON Holdings Co. Ltd.	3,000	41,303
*	Access Co. Ltd.	1,400	7,718
	Achilles Corp.	1,800	19,213
	Adastria Co. Ltd.	1,840	42,892
	ADEKA Corp.	10,300	201,537
	Ad-sol Nissin Corp.	1,200	12,860
	Adtec Plasma Technology Co. Ltd.	800	8,143
	Advan Group Co. Ltd.	3,100	22,892
	Adventure, Inc.	300	9,877
	Aeon Delight Co. Ltd.	2,100	53,791
#	Aeon Fantasy Co. Ltd.	800	13,731
	AEON Financial Service Co. Ltd.	15,200	138,436
	Aeon Hokkaido Corp.	4,800	31,093
	Aeon Kyushu Co. Ltd.	800	16,813
	Aeria, Inc.	2,100	4,624
	AFC-HD AMS Life Science Co. Ltd.	1,400	8,759
	Agro-Kanesho Co. Ltd.	900	8,374
#	Ahresty Corp.	2,700	13,421
	Ai Holdings Corp.	3,800	63,791

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aica Kogyo Co. Ltd.	5,500	$127,440
	Aichi Corp.	5,600	42,128
	Aichi Financial Group, Inc.	4,896	86,431
	Aichi Steel Corp.	1,500	34,497
	Aichi Tokei Denki Co. Ltd.	900	17,492
	Aida Engineering Ltd.	6,800	38,663
	Aiful Corp.	43,200	108,309
	Ain Holdings, Inc.	2,800	91,374
	Aiphone Co. Ltd.	1,800	35,982
	Airport Facilities Co. Ltd.	3,500	14,707
	Airtech Japan Ltd.	1,000	8,341
#	Airtrip Corp.	1,800	22,155
	Aisan Industry Co. Ltd.	6,170	57,575
	AIT Corp.	1,200	15,383
	Aizawa Securities Group Co. Ltd.	5,200	43,977
	Ajis Co. Ltd.	800	14,339
	Akatsuki Corp.	3,500	12,126
	Akatsuki, Inc.	1,100	19,716
*	Akebono Brake Industry Co. Ltd.	14,000	10,779
	Akita Bank Ltd.	2,400	32,961
	Albis Co. Ltd.	800	14,599
	Alconix Corp.	2,600	25,057
	Alinco, Inc.	2,200	16,025
	Alleanza Holdings Co. Ltd.	1,400	10,471
*	Allied Telesis Holdings KK	18,800	14,358
#	Alpen Co. Ltd.	2,400	33,049
	Alpha Corp.	500	5,200
	Alpha Systems, Inc.	500	10,530
	Alps Alpine Co. Ltd.	23,000	170,695
	Alps Logistics Co. Ltd.	2,000	24,191
	Altech Corp.	2,310	44,983
	Amano Corp.	7,200	165,921
	Amiyaki Tei Co. Ltd.	300	9,045
#	Amuse, Inc.	1,600	17,250
	Amvis Holdings, Inc.	2,400	44,215
	Anest Iwata Corp.	5,900	52,026
#*	AnGes, Inc.	12,200	5,865
	Anicom Holdings, Inc.	11,000	43,682
	Anritsu Corp.	15,600	123,531
	AOI Electronics Co. Ltd.	500	9,611
	AOKI Holdings, Inc.	5,300	42,181
	Aoyama Trading Co. Ltd.	5,900	71,073
	Aoyama Zaisan Networks Co. Ltd.	3,200	22,437
#	Aozora Bank Ltd.	7,000	153,880
	Apaman Co. Ltd.	1,800	5,621
	Arakawa Chemical Industries Ltd.	2,600	19,266
	Arata Corp.	3,600	79,906
	ARCLANDS Corp.	7,039	80,607
	Arcs Co. Ltd.	4,600	91,527
	ARE Holdings, Inc.	10,200	142,031
	Arealink Co. Ltd.	1,000	17,364
	Argo Graphics, Inc.	2,000	58,687
	Arisawa Manufacturing Co. Ltd.	4,000	30,437
	Artience Co. Ltd.	3,800	71,104
	Artiza Networks, Inc.	900	4,188
	Artnature, Inc.	1,000	5,356
	As One Corp.	4,000	151,007
	Asahi Co. Ltd.	1,600	14,159
	Asahi Diamond Industrial Co. Ltd.	6,600	38,995

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Kogyosha Co. Ltd.	1,200	$25,096
	Asahi Net, Inc.	1,700	7,181
	Asahi Printing Co. Ltd.	1,100	7,014
	Asahi Yukizai Corp.	1,400	38,947
	Asanuma Corp.	1,300	38,905
	Ascentech KK	700	2,743
	Asia Pile Holdings Corp.	4,100	22,002
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	44,286
	ASKUL Corp.	3,200	43,253
	Asti Corp.	400	8,503
#*	Atsugi Co. Ltd.	4,000	13,946
	Aucnet, Inc.	900	12,904
	Autobacs Seven Co. Ltd.	8,800	95,666
	Avant Group Corp.	2,800	27,339
	Avantia Co. Ltd.	1,300	8,014
	Avex, Inc.	4,000	38,370
	Awa Bank Ltd.	4,200	70,446
	Axial Retailing, Inc.	2,600	71,925
#	Axxzia, Inc.	1,900	11,328
	AZ-COM MARUWA Holdings, Inc.	4,900	50,459
	Bando Chemical Industries Ltd.	5,100	60,538
#	Bank of Iwate Ltd.	2,000	35,063
	Bank of Nagoya Ltd.	1,300	48,881
	Bank of Saga Ltd.	2,500	33,031
	Bank of the Ryukyus Ltd.	7,000	55,803
#	Bank of Toyama Ltd.	600	7,032
	Base Co. Ltd.	600	13,272
	Beauty Garage, Inc.	800	11,938
	Belc Co. Ltd.	1,400	59,815
	Bell System24 Holdings, Inc.	4,200	51,197
	Belluna Co. Ltd.	9,800	42,171
	Benefit One, Inc.	6,600	94,181
	Benesse Holdings, Inc.	3,800	67,201
#*	Bengo4.com, Inc.	900	24,299
	Bic Camera, Inc.	8,800	82,029
	BML, Inc.	3,000	57,980
#	Bookoff Group Holdings Ltd.	1,000	8,781
	Bourbon Corp.	1,100	17,673
	Br Holdings Corp.	4,900	12,433
	BrainPad, Inc.	1,500	11,798
	Bull-Dog Sauce Co. Ltd.	1,300	19,099
	Bunka Shutter Co. Ltd.	5,284	52,635
#	Bushiroad, Inc.	5,400	17,241
	Business Brain Showa-Ota, Inc.	1,800	27,312
#	Business Engineering Corp.	800	24,267
#	BuySell Technologies Co. Ltd.	500	10,585
	C Uyemura & Co. Ltd.	1,300	98,650
	CAC Holdings Corp.	1,700	20,679
	Canon Electronics, Inc.	2,600	36,967
	Career Design Center Co. Ltd.	1,000	14,243
	Careerlink Co. Ltd.	600	10,632
#	Carenet, Inc.	2,000	10,946
	Carlit Holdings Co. Ltd.	2,600	17,053
	Carta Holdings, Inc.	1,100	11,175
	Casio Computer Co. Ltd.	5,000	43,112
	Cawachi Ltd.	1,800	32,987
#	CellSource Co. Ltd.	600	5,049
#	Celsys, Inc.	5,600	25,704
	Central Automotive Products Ltd.	1,600	52,810

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Glass Co. Ltd.	3,400	$63,614
	Central Security Patrols Co. Ltd.	1,400	24,030
	Central Sports Co. Ltd.	900	15,300
#	Ceres, Inc.	600	4,701
#	Change Holdings, Inc.	4,200	38,624
	Charm Care Corp. KK	3,100	25,016
	Chiba Kogyo Bank Ltd.	7,400	43,175
	Chikaranomoto Holdings Co. Ltd.	1,700	16,591
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	20,545
	Chino Corp.	900	14,634
	Chiyoda Co. Ltd.	4,400	26,757
*	Chiyoda Corp.	22,200	50,915
	Chiyoda Integre Co. Ltd.	1,900	35,551
	Chofu Seisakusho Co. Ltd.	3,306	47,293
	Chori Co. Ltd.	2,100	42,379
	Chubu Shiryo Co. Ltd.	3,200	26,140
	Chudenko Corp.	2,500	47,139
	Chuetsu Pulp & Paper Co. Ltd.	1,400	18,914
	Chugai Ro Co. Ltd.	700	12,276
	Chugin Financial Group, Inc.	19,000	134,540
	Chugoku Electric Power Co., Inc.	17,400	123,719
	Chugoku Marine Paints Ltd.	5,200	66,148
	Chuo Spring Co. Ltd.	2,000	9,744
	Chuo Warehouse Co. Ltd.	1,000	7,948
	CI Takiron Corp.	6,400	28,244
	Citizen Watch Co. Ltd.	27,800	176,316
	CKD Corp.	5,600	98,745
	CK-San-Etsu Co. Ltd.	400	10,647
	Cleanup Corp.	3,800	19,506
	CMK Corp.	9,700	49,818
	COLOPL, Inc.	8,600	36,734
	Colowide Co. Ltd.	9,200	147,084
#	Computer Engineering & Consulting Ltd.	2,200	24,373
	Computer Institute of Japan Ltd.	4,560	23,874
	Comture Corp.	2,900	35,861
*	COOKPAD, Inc.	8,200	6,649
	Core Corp.	800	9,816
	Corona Corp.	2,600	16,856
	Cosel Co. Ltd.	2,800	28,170
	Cota Co. Ltd.	3,048	32,961
	CRE, Inc.	2,600	25,106
	Create Restaurants Holdings, Inc.	11,900	89,312
	Create SD Holdings Co. Ltd.	3,100	67,460
	Creek & River Co. Ltd.	1,700	23,068
	Cresco Ltd.	1,800	23,340
#	Cross Cat Co. Ltd.	1,200	9,804
*	CrowdWorks, Inc.	1,400	12,320
	CTI Engineering Co. Ltd.	1,400	55,669
	CTS Co. Ltd.	5,000	23,644
	Cube System, Inc.	1,200	9,203
	Curves Holdings Co. Ltd.	7,300	33,819
*	CYBERDYNE, Inc.	12,000	16,684
	Cyberlinks Co. Ltd.	1,300	7,077
	Cybozu, Inc.	3,300	49,542
	Dai Nippon Toryo Co. Ltd.	3,400	26,775
	Daicel Corp.	12,900	126,383
	Dai-Dan Co. Ltd.	3,000	33,298
	Daido Kogyo Co. Ltd.	900	4,542
	Daido Metal Co. Ltd.	5,500	20,348

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co. Ltd.	18,500	$192,777
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	20,917
	Daihen Corp.	2,200	104,246
	Daiho Corp.	1,400	36,773
	Dai-Ichi Cutter Kogyo KK	900	8,377
	Daiichi Jitsugyo Co. Ltd.	3,000	38,332
	Daiichi Kensetsu Corp.	1,100	13,487
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	16,580
	Daiichikosho Co. Ltd.	8,200	112,339
	Daiken Medical Co. Ltd.	2,800	10,078
	Daiki Aluminium Industry Co. Ltd.	3,900	33,031
#	Daikoku Denki Co. Ltd.	1,200	30,383
	Daikokutenbussan Co. Ltd.	800	45,286
	Daikyonishikawa Corp.	4,200	21,018
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	59,496
#	Daio Paper Corp.	9,700	73,063
	Daiseki Co. Ltd.	5,076	145,137
	Daishi Hokuetsu Financial Group, Inc.	4,600	127,487
	Daishinku Corp.	3,200	19,759
	Daisue Construction Co. Ltd.	500	4,860
#	Daito Bank Ltd.	1,000	5,064
	Daito Pharmaceutical Co. Ltd.	3,295	43,988
	Daitron Co. Ltd.	1,600	32,454
	Daiwa Industries Ltd.	4,300	45,868
	Daiwabo Holdings Co. Ltd.	10,700	232,668
	DCM Holdings Co. Ltd.	12,300	114,580
#	DD GROUP Co. Ltd.	1,100	11,650
	Dear Life Co. Ltd.	5,600	38,556
	DeNA Co. Ltd.	11,000	111,061
	Denka Co. Ltd.	9,300	162,175
	Densan System Holdings Co. Ltd.	1,300	26,063
	Dentsu Soken, Inc.	800	29,869
	Denyo Co. Ltd.	2,000	30,843
	Dexerials Corp.	7,600	219,020
	Diamond Electric Holdings Co. Ltd.	600	2,839
	DIC Corp.	10,500	198,169
	Digital Arts, Inc.	1,100	37,705
	Digital Hearts Holdings Co. Ltd.	1,200	8,340
	Digital Holdings, Inc.	1,900	16,088
	Digital Information Technologies Corp.	800	9,446
	Dip Corp.	4,800	81,975
	Direct Marketing MiX, Inc.	3,000	8,881
	DKK Co. Ltd.	1,600	25,375
	DKS Co. Ltd.	1,200	20,524
	DMG Mori Co. Ltd.	13,800	276,325
	Doshisha Co. Ltd.	2,900	43,668
	Double Standard, Inc.	600	6,631
	Doutor Nichires Holdings Co. Ltd.	4,112	60,714
	Dowa Holdings Co. Ltd.	6,200	216,227
#	Drecom Co. Ltd.	2,400	14,498
	DTS Corp.	4,800	118,058
	Duskin Co. Ltd.	4,400	102,161
	DyDo Group Holdings, Inc.	1,800	36,147
	Eagle Industry Co. Ltd.	4,100	47,495
#	EAT & Holdings Co. Ltd.	1,200	17,363
	Ebara Foods Industry, Inc.	800	15,924
	Ebara Jitsugyo Co. Ltd.	1,800	36,925
	Ebase Co. Ltd.	3,100	15,158
#	Eco's Co. Ltd.	800	13,315

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	EDION Corp.	10,500	$115,619
	EF-ON, Inc.	2,280	7,107
	eGuarantee, Inc.	4,000	52,135
	E-Guardian, Inc.	400	4,255
	Ehime Bank Ltd.	4,800	34,350
#	Eidai Co. Ltd.	3,000	4,777
	Eiken Chemical Co. Ltd.	3,800	47,363
	Eizo Corp.	2,000	69,059
	EJ Holdings, Inc.	1,200	14,069
	Elan Corp.	3,700	26,531
	Elecom Co. Ltd.	6,500	75,595
	Elematec Corp.	2,800	33,903
	EM Systems Co. Ltd.	4,700	22,366
	en Japan, Inc.	4,100	75,774
	Endo Lighting Corp.	1,700	16,262
	Enomoto Co. Ltd.	1,000	10,867
#	Enplas Corp.	1,000	81,250
	Envipro Holdings, Inc.	1,400	5,808
#	eRex Co. Ltd.	2,800	15,573
*	ES-Con Japan Ltd.	4,600	31,649
	Eslead Corp.	1,000	23,669
	ESPEC Corp.	2,400	40,874
	Exedy Corp.	3,400	65,231
	EXEO Group, Inc.	9,600	214,407
	Ezaki Glico Co. Ltd.	6,500	190,180
	F&M Co. Ltd.	1,000	13,036
	FALCO HOLDINGS Co. Ltd.	1,400	20,348
	Fancl Corp.	5,900	93,171
	FCC Co. Ltd.	4,400	57,323
*	FDK Corp.	2,600	11,665
	Feed One Co. Ltd.	3,920	23,502
	Ferrotec Holdings Corp.	6,400	123,433
	Fibergate, Inc.	1,100	7,188
	FIDEA Holdings Co. Ltd.	3,050	33,347
	Financial Partners Group Co. Ltd.	6,100	69,960
	FINDEX, Inc.	1,700	12,343
	First Bank of Toyama Ltd.	4,700	26,596
	First Juken Co. Ltd.	900	6,801
	Fixstars Corp.	3,000	34,332
	FJ Next Holdings Co. Ltd.	3,100	26,142
	Focus Systems Corp.	1,700	12,212
	Food & Life Cos. Ltd.	12,500	250,130
	Forum Engineering, Inc.	2,400	13,258
	Foster Electric Co. Ltd.	3,400	24,982
	FP Corp.	5,300	102,681
	France Bed Holdings Co. Ltd.	3,800	35,958
*	FreakOut Holdings, Inc.	800	3,912
	Freebit Co. Ltd.	2,000	20,437
	Freund Corp.	1,700	8,901
	F-Tech, Inc.	1,600	7,047
	FTGroup Co. Ltd.	1,100	9,521
	Fudo Tetra Corp.	1,930	30,478
	Fuji Corp.	11,800	192,048
	Fuji Corp. Ltd.	5,200	25,447
	Fuji Kosan Co. Ltd.	900	12,239
	Fuji Kyuko Co. Ltd.	2,800	82,764
	Fuji Media Holdings, Inc.	3,400	40,279
#	Fuji Oil Co. Ltd.	8,300	21,263
	Fuji Oil Holdings, Inc.	5,400	86,502

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Pharma Co. Ltd.	2,000	$26,636
	Fuji Seal International, Inc.	6,000	70,757
	Fujibo Holdings, Inc.	1,500	43,331
	Fujicco Co. Ltd.	2,800	38,431
	Fujikura Composites, Inc.	4,200	41,508
	Fujikura Kasei Co. Ltd.	4,200	13,025
	Fujikura Ltd.	24,800	203,869
	Fujimi, Inc.	6,000	120,239
	Fujimori Kogyo Co. Ltd.	1,400	38,666
*	Fujita Kanko, Inc.	400	18,154
#	Fujitsu General Ltd.	5,200	76,191
	Fujiya Co. Ltd.	1,700	28,555
	FuKoKu Co. Ltd.	1,200	11,722
	Fukuda Corp.	1,000	37,006
	Fukuda Denshi Co. Ltd.	2,800	149,300
	Fukui Bank Ltd.	2,700	31,472
	Fukui Computer Holdings, Inc.	1,900	33,536
	Fukushima Galilei Co. Ltd.	1,600	55,727
	Fukuyama Transporting Co. Ltd.	2,500	69,143
	FULLCAST Holdings Co. Ltd.	1,600	19,317
	Fumakilla Ltd.	1,500	11,714
	Funai Soken Holdings, Inc.	4,760	82,879
	Furukawa Battery Co. Ltd.	2,400	14,903
	Furukawa Co. Ltd.	4,100	53,742
	Furukawa Electric Co. Ltd.	8,000	145,524
	Furuno Electric Co. Ltd.	3,500	50,285
	Furuya Metal Co. Ltd.	400	24,819
	Furyu Corp.	4,000	36,260
	Fuso Chemical Co. Ltd.	2,000	56,320
	Fuso Pharmaceutical Industries Ltd.	1,100	16,466
	Futaba Corp.	5,300	18,490
	Futaba Industrial Co. Ltd.	8,700	52,432
	Future Corp.	4,100	48,661
	Fuyo General Lease Co. Ltd.	700	62,598
	G-7 Holdings, Inc.	4,000	34,100
*	GA Technologies Co. Ltd.	1,200	11,500
	Gakken Holdings Co. Ltd.	4,500	31,101
	Gakkyusha Co. Ltd.	1,000	13,991
	Gecoss Corp.	2,000	15,879
	Genki Sushi Co. Ltd.	1,600	43,395
	Genky DrugStores Co. Ltd.	1,000	45,498
	Geo Holdings Corp.	2,300	37,578
	Gift Holdings, Inc.	1,200	24,029
*	giftee, Inc.	1,200	13,165
	Giken Ltd.	1,200	17,601
	GL Sciences, Inc.	1,300	25,307
	GLOBERIDE, Inc.	2,200	30,964
	Glory Ltd.	5,400	111,572
	GMO Financial Gate, Inc.	600	41,296
	GMO Financial Holdings, Inc.	4,400	22,486
	GMO GlobalSign Holdings KK	400	7,633
	GMO internet group, Inc.	6,000	108,134
*	GNI Group Ltd.	3,900	69,901
	Godo Steel Ltd.	1,600	55,962
	Goldcrest Co. Ltd.	2,590	41,306
#	Golf Digest Online, Inc.	1,000	4,157
	Gree, Inc.	8,100	32,223
	gremz, Inc.	1,700	24,358
	GS Yuasa Corp.	9,000	129,805

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GSI Creos Corp.	1,000	$15,966
	G-Tekt Corp.	3,300	41,019
	Gun-Ei Chemical Industry Co. Ltd.	700	17,476
*	GungHo Online Entertainment, Inc.	4,700	79,018
	Gunma Bank Ltd.	47,600	234,725
	Gunze Ltd.	2,200	80,412
	H.U. Group Holdings, Inc.	7,100	131,988
	H2O Retailing Corp.	11,700	125,264
	HABA Laboratories, Inc.	400	5,856
	Hagihara Industries, Inc.	1,400	14,549
	Hagiwara Electric Holdings Co. Ltd.	1,000	34,417
	Hagoromo Foods Corp.	600	12,951
#	Hakudo Co. Ltd.	800	13,401
#	Hakuto Co. Ltd.	1,000	41,399
	Halows Co. Ltd.	1,600	47,441
	Hamakyorex Co. Ltd.	2,200	61,257
	Handsman Co. Ltd.	800	5,457
	Hanwa Co. Ltd.	4,200	153,621
	Happinet Corp.	2,100	41,426
	Hard Off Corp. Co. Ltd.	2,400	29,820
#	Harima Chemicals Group, Inc.	2,500	14,782
	Harmonic Drive Systems, Inc.	1,100	26,657
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,698
	Hazama Ando Corp.	17,510	141,405
	Heiwa Corp.	6,200	92,119
	Heiwa Real Estate Co. Ltd.	3,200	84,603
	Heiwado Co. Ltd.	3,500	52,270
*	Hennge KK	1,000	8,507
	Hibiya Engineering Ltd.	2,400	41,807
	Hiday Hidaka Corp.	1,800	36,282
	HI-LEX Corp.	3,300	34,729
*	Hino Motors Ltd.	33,400	113,713
	Hioki EE Corp.	1,400	62,126
	Hirakawa Hewtech Corp.	1,200	11,412
	Hirano Tecseed Co. Ltd.	1,100	13,434
#	Hirata Corp.	1,100	50,320
	Hirogin Holdings, Inc.	34,000	228,150
	Hiroshima Electric Railway Co. Ltd.	2,000	10,488
	Hiroshima Gas Co. Ltd.	6,100	16,372
	Hisaka Works Ltd.	4,200	27,888
	Hitachi Zosen Corp.	20,400	125,874
	Hito Communications Holdings, Inc.	1,000	8,185
	Hochiki Corp.	1,700	22,842
	Hodogaya Chemical Co. Ltd.	800	19,778
	Hogy Medical Co. Ltd.	2,400	57,859
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	20,704
	Hokkaido Electric Power Co., Inc.	19,500	87,000
	Hokkaido Gas Co. Ltd.	2,400	38,485
	Hokkan Holdings Ltd.	1,200	14,234
	Hokko Chemical Industry Co. Ltd.	3,300	22,656
	Hokkoku Financial Holdings, Inc.	2,400	71,408
#	Hokuetsu Corp.	14,600	138,034
	Hokuetsu Industries Co. Ltd.	2,800	49,886
	Hokuhoku Financial Group, Inc.	15,600	165,267
	Hokuriku Electric Industry Co. Ltd.	400	3,862
#*	Hokuriku Electric Power Co.	18,900	92,416
#	Hokuriku Electrical Construction Co. Ltd.	1,800	14,716
	Hokuto Corp.	2,800	34,156
	H-One Co. Ltd.	4,000	22,813

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honeys Holdings Co. Ltd.	2,670	$29,995
	Hoosiers Holdings Co. Ltd.	5,300	42,112
	Hosiden Corp.	6,600	81,019
	Hosokawa Micron Corp.	2,000	62,388
	Hotland Co. Ltd.	1,300	17,411
	House Foods Group, Inc.	2,900	63,833
#	Howa Machinery Ltd.	2,200	11,553
	HS Holdings Co. Ltd.	3,300	23,303
	Hyakugo Bank Ltd.	24,900	96,571
	Hyakujushi Bank Ltd.	3,400	57,206
	IBJ, Inc.	2,800	13,135
	Ichibanya Co. Ltd.	300	13,223
	Ichigo, Inc.	14,400	38,387
	Ichiken Co. Ltd.	700	11,200
	Ichikoh Industries Ltd.	8,700	34,466
	Ichimasa Kamaboko Co. Ltd.	1,100	5,464
	Ichinen Holdings Co. Ltd.	3,100	33,154
	Ichiyoshi Securities Co. Ltd.	7,100	37,322
	Icom, Inc.	1,500	37,788
	ID Holdings Corp.	1,950	22,191
	IDEA Consultants, Inc.	500	6,379
	Idec Corp.	4,000	80,046
	IDOM, Inc.	5,100	30,462
	Iino Kaiun Kaisha Ltd.	8,900	77,726
	IJTT Co. Ltd.	2,100	12,031
	I'll, Inc.	1,700	37,744
	Imagica Group, Inc.	2,700	11,882
	Imasen Electric Industrial	901	3,953
	i-mobile Co. Ltd.	3,600	10,873
	Imuraya Group Co. Ltd.	1,100	18,154
	Inaba Denki Sangyo Co. Ltd.	6,400	152,920
	Inaba Seisakusho Co. Ltd.	1,700	17,375
#	Inabata & Co. Ltd.	5,800	126,205
	Inageya Co. Ltd.	700	6,016
	I-NE Co. Ltd.	800	13,325
	Ines Corp.	3,000	31,749
	I-Net Corp.	1,600	21,736
	Infocom Corp.	3,900	64,753
	Innotech Corp.	2,400	29,970
	Insource Co. Ltd.	7,200	40,699
	Intage Holdings, Inc.	1,500	17,733
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	41,357
	Inter Action Corp.	1,600	12,074
#	Inui Global Logistics Co. Ltd.	1,200	9,070
	I-PEX, Inc.	1,400	17,067
	IPS, Inc.	400	5,581
#	IR Japan Holdings Ltd.	1,000	10,694
	Iriso Electronics Co. Ltd.	3,200	74,833
#	I'rom Group Co. Ltd.	900	12,394
	ISB Corp.	2,200	23,417
#	Ise Chemicals Corp.	500	27,445
	Iseki & Co. Ltd.	2,500	19,765
	Ishihara Chemical Co. Ltd.	1,400	18,633
	Ishihara Sangyo Kaisha Ltd.	4,400	47,018
*	Istyle, Inc.	6,200	17,360
	Itfor, Inc.	3,600	29,680
	ITmedia, Inc.	1,700	12,156
	Itochu Enex Co. Ltd.	5,500	58,905
	Itochu-Shokuhin Co. Ltd.	900	45,981

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itoham Yonekyu Holdings, Inc.	3,400	$95,266
	Itoki Corp.	4,500	45,823
	IwaiCosmo Holdings, Inc.	2,900	41,598
	Iwaki Co. Ltd.	1,300	19,509
*	Iwatsu Electric Co. Ltd.	300	1,496
	Iwatsuka Confectionery Co. Ltd.	500	17,291
	Iyogin Holdings, Inc.	20,900	142,160
	Izumi Co. Ltd.	3,700	87,101
#	J Trust Co. Ltd.	5,148	16,658
	JAC Recruitment Co. Ltd.	9,600	43,860
	Jaccs Co. Ltd.	2,800	107,259
*	Jade Group, Inc.	1,300	17,074
	JAFCO Group Co. Ltd.	6,700	79,467
*	Jamco Corp.	1,100	11,954
	JANOME Corp.	2,299	10,959
	Japan Aviation Electronics Industry Ltd.	4,400	75,647
#	Japan Cash Machine Co. Ltd.	1,600	16,351
*	Japan Communications, Inc.	19,200	30,328
	Japan Electronic Materials Corp.	1,700	21,127
	Japan Elevator Service Holdings Co. Ltd.	7,700	116,358
#	Japan Foundation Engineering Co. Ltd.	2,900	9,680
*	Japan Hospice Holdings, Inc.	500	8,156
	Japan Investment Adviser Co. Ltd.	1,100	6,537
	Japan Lifeline Co. Ltd.	8,700	77,632
	Japan Material Co. Ltd.	8,700	147,011
	Japan Medical Dynamic Marketing, Inc.	3,570	18,090
	Japan Petroleum Exploration Co. Ltd.	3,700	150,508
	Japan Property Management Center Co. Ltd.	900	7,111
	Japan Pulp & Paper Co. Ltd.	1,600	54,773
	Japan Pure Chemical Co. Ltd.	1,000	17,853
	Japan Securities Finance Co. Ltd.	9,300	98,560
	Japan Steel Works Ltd.	5,700	93,811
	Japan System Techniques Co. Ltd.	1,600	35,611
	Japan Transcity Corp.	5,400	23,097
	Japan Wool Textile Co. Ltd.	5,200	52,452
	Jastec Co. Ltd.	1,200	11,101
	JBCC Holdings, Inc.	2,000	51,667
	JCR Pharmaceuticals Co. Ltd.	1,500	11,052
	JCU Corp.	3,500	88,328
	JDC Corp.	4,100	15,207
	Jeol Ltd.	5,700	260,569
	JFE Systems, Inc.	1,100	30,065
#*	JIG-SAW, Inc.	800	28,002
	Jimoto Holdings, Inc.	2,110	7,985
	JINS Holdings, Inc.	1,700	47,931
	JINUSHI Co. Ltd.	1,600	25,264
	JK Holdings Co. Ltd.	2,500	18,125
	J-Lease Co. Ltd.	1,200	19,089
	JM Holdings Co. Ltd.	1,100	16,706
	JMS Co. Ltd.	2,200	7,886
#*	Joban Kosan Co. Ltd.	1,100	9,282
	J-Oil Mills, Inc.	2,600	36,038
	Joshin Denki Co. Ltd.	1,900	31,709
	Joyful Honda Co. Ltd.	5,800	76,925
	JP-Holdings, Inc.	6,800	21,107
	JSB Co. Ltd.	1,200	21,469
	JSP Corp.	1,900	25,121
	Juki Corp.	3,700	11,136
	Juroku Financial Group, Inc.	3,600	100,931

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Justsystems Corp.	5,000	$104,470
	JVCKenwood Corp.	23,070	112,192
	K&O Energy Group, Inc.	2,300	35,137
	Kadoya Sesame Mills, Inc.	400	10,163
	Kaga Electronics Co. Ltd.	1,800	83,322
	Kagome Co. Ltd.	5,500	135,411
	Kakaku.com, Inc.	8,200	93,277
	Kaken Pharmaceutical Co. Ltd.	2,700	63,765
	Kakiyasu Honten Co. Ltd.	1,100	19,163
#	Kamakura Shinsho Ltd.	4,000	16,944
	Kameda Seika Co. Ltd.	1,800	51,121
	Kamei Corp.	3,600	47,337
	Kanaden Corp.	3,200	33,795
	Kanagawa Chuo Kotsu Co. Ltd.	800	16,638
	Kanamic Network Co. Ltd.	1,800	5,041
	Kanamoto Co. Ltd.	4,200	80,224
	Kandenko Co. Ltd.	11,100	114,153
	Kaneka Corp.	6,500	158,063
	Kaneko Seeds Co. Ltd.	1,800	17,790
	Kanematsu Corp.	9,505	147,368
	Kanemi Co. Ltd.	500	11,537
#	Kansai Food Market Ltd.	1,000	9,886
	Kanto Denka Kogyo Co. Ltd.	3,600	21,546
*	Kaonavi, Inc.	900	13,188
*	Kappa Create Co. Ltd.	2,000	23,922
*	Kasai Kogyo Co. Ltd.	3,100	3,769
#	Kasumigaseki Capital Co. Ltd.	700	59,324
	Katakura Industries Co. Ltd.	2,700	31,098
	Katitas Co. Ltd.	6,500	80,812
	Kato Sangyo Co. Ltd.	2,500	81,519
	Kato Works Co. Ltd.	1,600	16,578
	Kawada Technologies, Inc.	600	30,832
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	32,194
	KeePer Technical Laboratory Co. Ltd.	1,600	70,610
	Keihanshin Building Co. Ltd.	4,100	41,431
#	KEIWA, Inc.	1,600	15,164
	Keiyo Bank Ltd.	16,700	81,751
	Kenko Mayonnaise Co. Ltd.	2,000	23,828
	KeyHolder, Inc.	1,600	9,190
	KFC Holdings Japan Ltd.	1,900	43,590
	KH Neochem Co. Ltd.	4,500	70,126
	Kibun Foods, Inc.	1,500	12,135
	Kimura Chemical Plants Co. Ltd.	3,300	16,293
	King Jim Co. Ltd.	3,000	17,835
	Kintetsu Department Store Co. Ltd.	1,200	20,735
	Kissei Pharmaceutical Co. Ltd.	3,100	66,194
#	Ki-Star Real Estate Co. Ltd.	1,100	25,979
*	Kitagawa Corp.	1,600	16,528
	Kita-Nippon Bank Ltd.	1,000	15,275
	Kitano Construction Corp.	700	15,022
	Kitz Corp.	7,900	64,590
	Kiyo Bank Ltd.	7,900	89,040
*	KNT-CT Holdings Co. Ltd.	900	8,063
	Koa Corp.	4,700	48,091
	Koatsu Gas Kogyo Co. Ltd.	3,600	21,103
*	Kobe Electric Railway Co. Ltd.	899	17,739
	Kohnan Shoji Co. Ltd.	2,700	71,724
	Kohsoku Corp.	1,300	20,111
	Koike Sanso Kogyo Co. Ltd.	400	12,130

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kojima Co. Ltd.	5,300	$26,939
	Kokuyo Co. Ltd.	10,800	173,929
	Komatsu Matere Co. Ltd.	4,200	23,381
	Komatsu Wall Industry Co. Ltd.	1,200	27,283
	KOMEDA Holdings Co. Ltd.	5,200	99,670
#	Komehyo Holdings Co. Ltd.	800	23,940
	Komeri Co. Ltd.	3,600	80,664
	Komori Corp.	4,700	42,126
	Konaka Co. Ltd.	1,760	5,027
	Kondotec, Inc.	2,900	24,123
*	Konica Minolta, Inc.	53,700	147,364
	Konishi Co. Ltd.	8,000	76,613
	Konoike Transport Co. Ltd.	2,900	38,580
	Konoshima Chemical Co. Ltd.	800	7,983
#	Kosaido Holdings Co. Ltd.	9,500	48,203
	Koshidaka Holdings Co. Ltd.	5,700	36,312
	Kotobuki Spirits Co. Ltd.	6,500	87,455
#	Kotobukiya Co. Ltd.	600	6,779
	Kozo Keikaku Engineering, Inc.	500	13,417
	KPP Group Holdings Co. Ltd.	3,900	19,232
	Krosaki Harima Corp.	800	66,805
	KRS Corp.	2,000	12,701
	K's Holdings Corp.	19,400	176,311
	KU Holdings Co. Ltd.	2,400	19,300
*	Kufu Co., Inc.	2,600	5,868
	Kumagai Gumi Co. Ltd.	4,300	111,912
	Kumiai Chemical Industry Co. Ltd.	10,467	60,021
	Kurabo Industries Ltd.	1,800	38,316
	Kureha Corp.	6,000	114,853
	Kurimoto Ltd.	2,000	48,868
	Kuriyama Holdings Corp.	1,000	6,528
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	97,154
	KYB Corp.	2,000	69,347
	Kyodo Printing Co. Ltd.	900	20,642
	Kyoei Steel Ltd.	2,900	41,684
	Kyokuto Boeki Kaisha Ltd.	1,600	23,925
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	52,013
	Kyokuto Securities Co. Ltd.	2,600	17,887
	Kyokuyo Co. Ltd.	1,500	40,208
	Kyorin Pharmaceutical Co. Ltd.	4,500	54,368
	Kyoritsu Maintenance Co. Ltd.	3,900	160,256
	Kyosan Electric Manufacturing Co. Ltd.	5,000	15,763
#	Kyowa Electronic Instruments Co. Ltd.	5,600	16,561
#	Kyowa Leather Cloth Co. Ltd.	900	4,942
	Kyudenko Corp.	5,000	190,190
	Kyushu Financial Group, Inc.	20,400	129,817
	LA Holdings Co. Ltd.	500	16,700
	LAC Co. Ltd.	2,400	11,866
	Lacto Japan Co. Ltd.	900	13,764
	LEC, Inc.	3,100	22,017
*	Leopalace21 Corp.	25,200	70,490
	Life Corp.	2,300	58,408
	Lifedrink Co., Inc.	500	19,261
*	LIFENET INSURANCE Co.	1,600	13,565
	LIFULL Co. Ltd.	8,200	10,766
	LIKE, Inc.	1,600	16,335
#	Linical Co. Ltd.	1,600	5,565
	Link & Motivation, Inc.	3,900	14,631
	Lintec Corp.	4,700	89,012

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	LITALICO, Inc.	2,500	$36,426
	Loadstar Capital KK	1,600	21,361
#	Look Holdings, Inc.	700	12,124
	M&A Capital Partners Co. Ltd.	2,200	33,882
	Mabuchi Motor Co. Ltd.	12,400	214,921
	Macromill, Inc.	5,600	30,243
	Maeda Kosen Co. Ltd.	2,800	61,039
#	Maezawa Kasei Industries Co. Ltd.	2,100	22,441
	Maezawa Kyuso Industries Co. Ltd.	2,400	21,426
	Makino Milling Machine Co. Ltd.	2,800	113,413
	Management Solutions Co. Ltd.	1,100	22,262
	Mandom Corp.	5,600	48,750
	Mani, Inc.	10,000	138,922
	MarkLines Co. Ltd.	1,500	30,627
	Mars Group Holdings Corp.	1,800	34,015
	Marubun Corp.	1,900	21,856
	Marudai Food Co. Ltd.	2,600	29,609
	Maruha Nichiro Corp.	5,853	115,798
	Maruichi Steel Tube Ltd.	7,200	183,453
	MARUKA FURUSATO Corp.	1,400	23,248
#	Marumae Co. Ltd.	1,200	15,234
#	Marusan Securities Co. Ltd.	11,600	74,036
	Maruwa Co. Ltd.	900	180,077
#	Maruzen CHI Holdings Co. Ltd.	400	893
	Maruzen Co. Ltd.	1,400	27,021
	Maruzen Showa Unyu Co. Ltd.	1,600	44,174
	Marvelous, Inc.	3,300	16,748
	Matching Service Japan Co. Ltd.	600	5,068
	Matsuda Sangyo Co. Ltd.	2,125	39,549
	Matsui Construction Co. Ltd.	3,400	19,404
	Matsui Securities Co. Ltd.	16,500	92,697
	Matsuoka Corp.	700	7,669
	Matsuyafoods Holdings Co. Ltd.	500	20,111
	Max Co. Ltd.	4,000	88,900
	Maxell Ltd.	5,200	57,192
	Maxvalu Tokai Co. Ltd.	1,200	26,459
	MCJ Co. Ltd.	8,900	74,630
	MEC Co. Ltd.	2,100	63,539
#*	Media Do Co. Ltd.	900	7,668
	Medical Data Vision Co. Ltd.	3,300	14,448
	Medical System Network Co. Ltd.	2,400	10,143
	Medikit Co. Ltd.	800	16,338
*	Medley, Inc.	1,500	47,031
	MedPeer, Inc.	1,500	7,100
	Megachips Corp.	2,100	67,806
	Megmilk Snow Brand Co. Ltd.	5,400	84,690
	Meidensha Corp.	4,600	82,457
	Meiji Electric Industries Co. Ltd.	1,400	13,947
#	Meiji Shipping Group Co. Ltd.	1,700	9,245
	Meiko Electronics Co. Ltd.	3,400	92,608
	Meisei Industrial Co. Ltd.	5,000	39,409
	MEITEC Group Holdings, Inc.	9,100	180,028
	Meito Sangyo Co. Ltd.	1,200	14,091
#	Meiwa Corp.	4,100	18,739
	Melco Holdings, Inc.	900	20,027
	Members Co. Ltd.	1,500	10,123
	Menicon Co. Ltd.	7,200	104,559
*	MetaReal Corp.	700	5,866
	METAWATER Co. Ltd.	3,600	52,464

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Micronics Japan Co. Ltd.	3,600	$106,896
#	Midac Holdings Co. Ltd.	1,100	13,705
	Mie Kotsu Group Holdings, Inc.	5,900	25,120
	Mikuni Corp.	2,700	8,942
	Milbon Co. Ltd.	3,000	71,693
	MIMAKI ENGINEERING Co. Ltd.	1,900	11,840
	Mimasu Semiconductor Industry Co. Ltd.	2,319	49,980
#	Ministop Co. Ltd.	1,800	18,569
	Mirai Industry Co. Ltd.	700	21,923
	Miraial Co. Ltd.	1,100	11,037
	Mirait One Corp.	11,100	146,653
	Mirarth Holdings, Inc.	14,600	48,923
	Miroku Jyoho Service Co. Ltd.	2,800	34,670
	Mitani Corp.	4,800	64,155
	Mitani Sangyo Co. Ltd.	3,900	10,665
	Mitani Sekisan Co. Ltd.	1,200	41,231
	Mito Securities Co. Ltd.	10,500	33,066
	Mitsuba Corp.	5,000	36,818
	Mitsubishi Kakoki Kaisha Ltd.	1,000	24,503
	Mitsubishi Logisnext Co. Ltd.	4,000	41,428
	Mitsubishi Logistics Corp.	4,600	142,090
	Mitsubishi Materials Corp.	10,700	195,890
	Mitsubishi Paper Mills Ltd.	6,500	27,013
	Mitsubishi Pencil Co. Ltd.	4,300	58,472
	Mitsubishi Research Institute, Inc.	1,100	36,872
	Mitsubishi Shokuhin Co. Ltd.	1,900	64,593
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	25,552
	Mitsuboshi Belting Ltd.	2,700	90,066
	Mitsui DM Sugar Holdings Co. Ltd.	1,800	41,360
	Mitsui E&S Co. Ltd.	9,400	48,320
#	Mitsui High-Tec, Inc.	2,100	96,929
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	21,321
	Mitsui Mining & Smelting Co. Ltd.	7,000	216,407
	Mitsui-Soko Holdings Co. Ltd.	2,100	70,142
	Mitsuuroko Group Holdings Co. Ltd.	4,400	45,908
	MIXI, Inc.	4,400	75,473
	Miyaji Engineering Group, Inc.	1,800	43,539
	Miyazaki Bank Ltd.	2,000	37,822
	Miyoshi Oil & Fat Co. Ltd.	1,100	9,949
	Mizuho Leasing Co. Ltd.	3,000	108,722
	Mizuho Medy Co. Ltd.	600	14,198
	Mizuno Corp.	2,000	59,665
	Mochida Pharmaceutical Co. Ltd.	2,600	58,783
*	Modec, Inc.	3,200	49,973
	Molitec Steel Co. Ltd.	3,900	7,627
	Monex Group, Inc.	17,100	88,993
	Monogatari Corp.	3,600	126,938
#	MORESCO Corp.	1,100	10,872
	Morinaga & Co. Ltd.	9,400	179,407
	Morinaga Milk Industry Co. Ltd.	10,000	204,785
	Moriroku Holdings Co. Ltd.	900	17,055
	Morita Holdings Corp.	3,900	42,117
	Morito Co. Ltd.	2,600	25,654
	Morozoff Ltd.	1,500	40,980
#	Mortgage Service Japan Ltd.	1,200	4,248
	Mory Industries, Inc.	900	29,096
	MrMax Holdings Ltd.	4,600	19,734
	Mugen Estate Co. Ltd.	1,600	12,710
	m-up Holdings, Inc.	4,700	31,796

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Murakami Corp.	1,000	$30,602
	Musashi Seimitsu Industry Co. Ltd.	5,800	65,832
	Musashino Bank Ltd.	4,100	77,243
	Nabtesco Corp.	2,400	46,130
	NAC Co. Ltd.	2,200	8,160
	Nachi-Fujikoshi Corp.	1,500	34,981
	Nafco Co. Ltd.	2,100	31,827
	Nagano Keiki Co. Ltd.	2,100	32,227
	Nagase & Co. Ltd.	12,200	199,478
	Nagatanien Holdings Co. Ltd.	1,600	24,378
#	Nagawa Co. Ltd.	800	38,640
	Naigai Trans Line Ltd.	700	11,658
	Nakabayashi Co. Ltd.	3,300	12,245
	Nakamoto Packs Co. Ltd.	700	8,335
	Nakamuraya Co. Ltd.	600	12,769
	Nakanishi, Inc.	9,300	152,202
	Nakano Refrigerators Co. Ltd.	200	8,747
	Nakayama Steel Works Ltd.	3,500	20,770
#	Namura Shipbuilding Co. Ltd.	7,996	75,669
	Nankai Electric Railway Co. Ltd.	10,200	198,900
	Nanto Bank Ltd.	4,000	72,353
	Natori Co. Ltd.	1,400	20,320
	NEC Capital Solutions Ltd.	900	22,419
	NEC Networks & System Integration Corp.	6,300	101,740
	NET One Systems Co. Ltd.	9,700	157,713
	Neturen Co. Ltd.	3,800	27,212
	New Art Holdings Co. Ltd.	1,000	14,104
#*	New Japan Chemical Co. Ltd.	6,200	8,286
#	Nextage Co. Ltd.	6,300	94,920
*	NexTone, Inc.	500	4,647
	NF Holdings Corp.	600	6,589
	NHK Spring Co. Ltd.	25,100	207,217
	Nice Corp.	1,300	14,306
	Nichia Steel Works Ltd.	4,000	9,013
	Nichias Corp.	6,700	156,609
	Nichiban Co. Ltd.	1,500	17,647
	Nichicon Corp.	5,900	51,565
	Nichiden Corp.	1,800	33,569
	Nichiha Corp.	3,300	66,295
	Nichireki Co. Ltd.	3,400	57,821
	Nichirin Co. Ltd.	1,430	34,553
	Nihon Chouzai Co. Ltd.	1,400	13,355
	Nihon Dempa Kogyo Co. Ltd.	2,700	22,298
	Nihon Dengi Co. Ltd.	600	22,307
	Nihon Denkei Co. Ltd.	1,050	14,627
	Nihon Flush Co. Ltd.	3,200	20,396
#	Nihon House Holdings Co. Ltd.	5,600	11,587
	Nihon Kagaku Sangyo Co. Ltd.	1,900	17,640
	Nihon Kohden Corp.	3,100	94,478
	Nihon M&A Center Holdings, Inc.	30,000	180,326
	Nihon Nohyaku Co. Ltd.	6,100	28,469
	Nihon Parkerizing Co. Ltd.	11,000	87,372
	Nihon Plast Co. Ltd.	1,700	6,529
	Nihon Tokushu Toryo Co. Ltd.	1,400	12,559
	Nihon Trim Co. Ltd.	400	8,643
#*	Nihon Yamamura Glass Co. Ltd.	800	7,822
	Nikkiso Co. Ltd.	6,200	45,516
	Nikko Co. Ltd.	4,200	21,888
	Nikkon Holdings Co. Ltd.	6,900	148,230

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippn Corp.	7,000	$107,464
	Nippon Air Conditioning Services Co. Ltd.	4,600	27,040
	Nippon Aqua Co. Ltd.	1,700	11,516
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	26,691
	Nippon Carbide Industries Co., Inc.	1,100	11,334
	Nippon Carbon Co. Ltd.	1,200	36,463
	Nippon Chemical Industrial Co. Ltd.	1,300	17,306
*	Nippon Chemi-Con Corp.	2,900	26,341
*	Nippon Coke & Engineering Co. Ltd.	32,300	27,702
	Nippon Concept Corp.	700	8,300
	Nippon Concrete Industries Co. Ltd.	8,400	26,837
#	Nippon Denko Co. Ltd.	15,100	29,646
	Nippon Densetsu Kogyo Co. Ltd.	4,700	65,193
	Nippon Electric Glass Co. Ltd.	11,400	253,410
	Nippon Fine Chemical Co. Ltd.	1,100	21,701
	Nippon Gas Co. Ltd.	11,500	178,142
	Nippon Hume Corp.	3,300	20,338
	Nippon Kayaku Co. Ltd.	14,600	130,339
	Nippon Kodoshi Corp.	400	4,982
	Nippon Light Metal Holdings Co. Ltd.	5,480	67,524
*	Nippon Paper Industries Co. Ltd.	13,100	121,426
#	Nippon Parking Development Co. Ltd.	23,500	29,257
	Nippon Pillar Packing Co. Ltd.	2,000	65,763
	Nippon Rietec Co. Ltd.	1,500	13,179
	Nippon Road Co. Ltd.	4,000	57,665
	Nippon Seiki Co. Ltd.	5,800	53,761
	Nippon Seisen Co. Ltd.	300	11,439
	Nippon Sharyo Ltd.	1,200	18,852
*	Nippon Sheet Glass Co. Ltd.	12,000	49,519
	Nippon Shokubai Co. Ltd.	4,200	158,004
	Nippon Signal Company Ltd.	7,000	44,662
	Nippon Soda Co. Ltd.	2,800	108,085
	Nippon Thompson Co. Ltd.	6,500	26,029
	Nippon Yakin Kogyo Co. Ltd.	1,660	53,461
	Nipro Corp.	17,500	140,930
	Nishikawa Rubber Co. Ltd.	1,900	25,654
	Nishimatsu Construction Co. Ltd.	3,200	87,965
	Nishimatsuya Chain Co. Ltd.	3,400	49,105
	Nishimoto Co. Ltd.	700	29,498
	Nishi-Nippon Financial Holdings, Inc.	15,100	173,863
	Nishi-Nippon Railroad Co. Ltd.	7,200	119,678
	Nishio Holdings Co. Ltd.	2,600	71,219
	Nissan Shatai Co. Ltd.	13,100	86,437
	Nissei ASB Machine Co. Ltd.	1,000	29,012
	Nissei Plastic Industrial Co. Ltd.	1,400	10,950
	Nissha Co. Ltd.	4,900	54,357
	Nisshin Group Holdings Co. Ltd.	5,400	19,186
	Nisshin Oillio Group Ltd.	3,100	94,698
	Nisshinbo Holdings, Inc.	17,536	144,731
	Nissin Corp.	2,200	40,587
	Nisso Holdings Co. Ltd.	2,300	13,351
	Nissui Corp.	35,600	194,516
	Nitta Corp.	2,600	67,284
#	Nitta Gelatin, Inc.	2,000	10,490
	Nittetsu Mining Co. Ltd.	1,600	57,026
	Nitto Boseki Co. Ltd.	1,800	61,466
	Nitto Fuji Flour Milling Co. Ltd.	400	14,123
	Nitto Kogyo Corp.	3,700	100,687
	Nitto Kohki Co. Ltd.	1,300	17,232

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Seiko Co. Ltd.	6,200	$22,993
	Nittoc Construction Co. Ltd.	3,500	27,752
	Nittoku Co. Ltd.	1,300	16,363
#	NJS Co. Ltd.	700	13,122
	Noda Corp.	800	6,536
	Noevir Holdings Co. Ltd.	1,600	56,881
	Nohmi Bosai Ltd.	2,800	42,289
	Nojima Corp.	6,700	84,440
	NOK Corp.	4,700	62,254
#	Nomura Micro Science Co. Ltd.	700	65,350
	Noritake Co. Ltd.	1,400	74,476
	Noritsu Koki Co. Ltd.	2,900	65,510
	Noritz Corp.	4,000	42,136
	North Pacific Bank Ltd.	32,300	82,368
	NPR-RIKEN Corp.	3,314	60,253
	NS Tool Co. Ltd.	2,000	13,808
	NS United Kaiun Kaisha Ltd.	800	28,136
	NSD Co. Ltd.	8,060	151,254
	NSW, Inc.	1,200	23,949
	NTN Corp.	51,500	94,181
	Obara Group, Inc.	1,600	43,524
	Oenon Holdings, Inc.	5,000	12,411
	Ogaki Kyoritsu Bank Ltd.	4,200	56,229
	Ohara, Inc.	700	5,654
	Ohashi Technica, Inc.	1,700	20,428
	Ohba Co. Ltd.	1,400	9,614
	Ohmoto Gumi Co. Ltd.	900	15,036
	Ohsho Food Service Corp.	1,800	99,518
	Oiles Corp.	2,973	43,007
#*	Oisix ra daichi, Inc.	4,300	40,673
	Oita Bank Ltd.	1,600	29,335
	Okabe Co. Ltd.	4,000	21,784
	Okamoto Industries, Inc.	1,200	40,661
	Okamoto Machine Tool Works Ltd.	700	28,973
	Okamura Corp.	7,900	118,399
	Okasan Securities Group, Inc.	19,900	97,395
	Oki Electric Industry Co. Ltd.	8,400	59,021
	Okinawa Cellular Telephone Co.	2,500	60,919
	Okinawa Electric Power Co., Inc.	5,325	42,201
	Okinawa Financial Group, Inc.	2,860	49,151
	OKUMA Corp.	3,100	139,482
	Okumura Corp.	3,500	122,393
	Okura Industrial Co. Ltd.	1,400	27,062
#	Okuwa Co. Ltd.	3,000	18,002
	Onoken Co. Ltd.	2,900	35,756
	Onward Holdings Co. Ltd.	12,700	46,622
	Ootoya Holdings Co. Ltd.	700	25,763
	Open Up Group, Inc.	7,200	111,525
	Optex Group Co. Ltd.	3,800	47,192
*	Optim Corp.	1,200	7,701
	Optimus Group Co. Ltd.	700	13,487
	Optorun Co. Ltd.	3,600	41,598
	Organo Corp.	3,200	132,170
	Orient Corp.	4,810	36,296
	Oriental Shiraishi Corp.	13,900	34,806
#	Origin Co. Ltd.	600	4,997
	Oro Co. Ltd.	700	13,823
	Osaka Organic Chemical Industry Ltd.	1,800	35,804
	Osaka Soda Co. Ltd.	1,400	98,281

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaka Steel Co. Ltd.	1,500	$23,360
#	OSAKA Titanium Technologies Co. Ltd.	2,000	37,833
	Osaki Electric Co. Ltd.	6,000	27,936
	OSG Corp.	10,600	144,248
	OUG Holdings, Inc.	500	8,332
*	Outsourcing, Inc.	17,200	200,817
	Oyo Corp.	2,700	39,808
	Ozu Corp.	600	6,677
	Pacific Industrial Co. Ltd.	6,100	59,213
#*	Pacific Metals Co. Ltd.	2,400	23,127
	Pack Corp.	1,400	32,227
	PAL GROUP Holdings Co. Ltd.	6,200	99,152
	PALTAC Corp.	2,900	88,292
	Paramount Bed Holdings Co. Ltd.	5,200	93,918
*	Park24 Co. Ltd.	11,800	154,188
	Parker Corp.	2,400	13,360
	Pasona Group, Inc.	2,200	40,119
	Pegasus Co. Ltd.	2,600	7,861
	Penta-Ocean Construction Co. Ltd.	10,500	56,259
	People Dreams & Technologies Group Co. Ltd.	900	11,624
*	PeptiDream, Inc.	9,200	80,624
#	Pharma Foods International Co. Ltd.	1,600	10,892
	PHC Holdings Corp.	1,000	10,347
*	PIA Corp.	800	18,339
	Pickles Holdings Co. Ltd.	2,400	20,973
	Pigeon Corp.	15,000	163,930
	Pilot Corp.	3,800	106,118
	Piolax, Inc.	2,300	38,957
	Plus Alpha Consulting Co. Ltd.	1,900	33,114
#	Pole To Win Holdings, Inc.	5,100	17,300
	Premium Group Co. Ltd.	4,800	57,854
	Premium Water Holdings, Inc.	400	9,192
	Press Kogyo Co. Ltd.	9,000	39,433
#	Pressance Corp.	2,400	27,146
	Prestige International, Inc.	15,500	63,645
	Prima Meat Packers Ltd.	3,000	49,085
	Procrea Holdings, Inc.	3,104	40,074
	Pronexus, Inc.	2,300	20,207
	Pro-Ship, Inc.	900	8,679
	Proto Corp.	4,200	37,449
	PS Mitsubishi Construction Co. Ltd.	1,110	7,127
#	Punch Industry Co. Ltd.	2,600	7,491
	QB Net Holdings Co. Ltd.	1,400	14,377
	Qol Holdings Co. Ltd.	2,600	31,219
	Quick Co. Ltd.	2,200	39,075
	Raccoon Holdings, Inc.	2,900	13,079
	Raito Kogyo Co. Ltd.	4,700	65,702
	Raiznext Corp.	4,600	48,950
*	Raksul, Inc.	3,500	27,160
	Rasa Corp.	1,400	16,036
	Rasa Industries Ltd.	800	12,495
	Raysum Co. Ltd.	371	9,139
	Relo Group, Inc.	9,600	96,362
#	Renaissance, Inc.	1,600	10,052
	Rengo Co. Ltd.	25,300	164,072
*	RENOVA, Inc.	4,600	39,521
	Resorttrust, Inc.	11,500	199,911
	Restar Holdings Corp.	2,800	58,028
#	Retail Partners Co. Ltd.	3,200	37,878

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rheon Automatic Machinery Co. Ltd.	2,000	$20,879
	Ricoh Leasing Co. Ltd.	1,500	51,490
	Ride On Express Holdings Co. Ltd.	1,200	8,453
#*	Right On Co. Ltd.	1,500	4,174
	Riken Keiki Co. Ltd.	1,500	74,110
	Riken Technos Corp.	5,600	32,868
	Riken Vitamin Co. Ltd.	2,200	34,452
#	Ringer Hut Co. Ltd.	1,500	24,798
	Rion Co. Ltd.	1,400	23,687
	Riso Kyoiku Co. Ltd.	15,100	24,918
	Rix Corp.	700	17,535
	Rock Field Co. Ltd.	2,100	23,113
	Rokko Butter Co. Ltd.	1,700	15,574
	Roland Corp.	2,000	66,448
	Roland DG Corp.	1,800	47,242
	Rorze Corp.	1,100	122,174
	Round One Corp.	28,400	125,785
	Royal Holdings Co. Ltd.	1,200	21,119
	RS Technologies Co. Ltd.	2,400	46,591
	Ryobi Ltd.	3,200	58,995
	RYODEN Corp.	2,300	41,713
#	Ryosan Co. Ltd.	2,400	79,079
	S Foods, Inc.	2,300	51,720
	S&B Foods, Inc.	1,000	28,783
	Sac's Bar Holdings, Inc.	3,250	18,593
#	Sagami Rubber Industries Co. Ltd.	1,000	6,414
	Saibu Gas Holdings Co. Ltd.	2,800	36,714
	Saizeriya Co. Ltd.	1,000	34,329
	Sakai Chemical Industry Co. Ltd.	2,200	28,481
	Sakai Heavy Industries Ltd.	600	28,365
	Sakai Moving Service Co. Ltd.	3,400	64,625
	Sakata INX Corp.	5,200	50,171
#	Sakura Internet, Inc.	1,700	41,380
	Sala Corp.	7,300	39,636
	Samco, Inc.	900	26,908
	SAMTY Co. Ltd.	2,800	47,708
	San Holdings, Inc.	4,400	33,743
	San ju San Financial Group, Inc.	2,700	35,404
	San-A Co. Ltd.	2,500	77,214
	San-Ai Obbli Co. Ltd.	6,600	74,418
	Sangetsu Corp.	5,000	110,132
	San-In Godo Bank Ltd.	16,200	114,243
	Sanken Electric Co. Ltd.	2,400	110,264
	Sanki Engineering Co. Ltd.	5,000	64,145
	Sanko Gosei Ltd.	2,900	12,917
	Sankyo Frontier Co. Ltd.	600	17,187
	Sankyo Seiko Co. Ltd.	4,000	20,040
	Sankyo Tateyama, Inc.	2,800	17,211
	Sankyu, Inc.	4,400	164,482
	Sanoh Industrial Co. Ltd.	5,400	30,692
	Sansei Technologies, Inc.	1,200	10,552
	Sansha Electric Manufacturing Co. Ltd.	800	9,262
	Sanshin Electronics Co. Ltd.	2,000	32,818
	Santec Holdings Corp.	600	14,579
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	400	1,321
	Sanyo Chemical Industries Ltd.	1,600	46,764
	Sanyo Denki Co. Ltd.	1,000	41,580
	Sanyo Electric Railway Co. Ltd.	3,300	48,855
	Sanyo Shokai Ltd.	2,500	45,701

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Special Steel Co. Ltd.	1,900	$32,636
	Sanyo Trading Co. Ltd.	2,600	23,167
	Sato Holdings Corp.	3,000	44,110
	Sato Shoji Corp.	2,600	27,953
	Satori Electric Co. Ltd.	2,600	42,774
	Sawai Group Holdings Co. Ltd.	4,300	162,755
	Saxa Holdings, Inc.	400	7,627
	SB Technology Corp.	1,400	23,575
*	SBI ARUHI Corp.	1,300	7,560
	SBI Global Asset Management Co. Ltd.	6,200	29,432
	SBI Insurance Group Co. Ltd.	1,200	8,854
	SBS Holdings, Inc.	2,300	38,932
	Scroll Corp.	4,700	32,468
	SEC Carbon Ltd.	1,000	17,466
	Seed Co. Ltd.	1,500	8,017
	Seika Corp.	1,600	33,859
	Seikagaku Corp.	5,200	27,233
	Seikitokyu Kogyo Co. Ltd.	1,400	17,965
	Seiko Group Corp.	3,300	58,872
	Seino Holdings Co. Ltd.	7,000	102,227
	Seiren Co. Ltd.	5,100	85,596
	Sekisui Jushi Corp.	3,700	63,728
	Sekisui Kasei Co. Ltd.	3,500	11,959
	SEMITEC Corp.	800	9,893
	Senko Group Holdings Co. Ltd.	12,500	97,730
	Senshu Electric Co. Ltd.	2,000	50,848
	Senshu Ikeda Holdings, Inc.	29,200	67,650
*	Senshukai Co. Ltd.	3,000	6,284
	SERAKU Co. Ltd.	1,100	8,814
	Seria Co. Ltd.	4,800	87,961
	Seven Bank Ltd.	3,200	6,699
	SFP Holdings Co. Ltd.	1,400	20,306
*	Sharingtechnology, Inc.	2,300	8,335
	Shibaura Electronics Co. Ltd.	1,200	44,563
	Shibaura Machine Co. Ltd.	2,500	60,612
#	Shibaura Mechatronics Corp.	1,200	56,843
	Shibusawa Warehouse Co. Ltd.	1,200	25,437
	Shibuya Corp.	2,000	33,991
	Shiga Bank Ltd.	4,699	116,837
	Shikibo Ltd.	900	7,410
	Shikoku Bank Ltd.	5,400	37,451
	Shikoku Electric Power Co., Inc.	16,100	113,840
	Shikoku Kasei Holdings Corp.	4,600	56,880
	Shima Seiki Manufacturing Ltd.	3,200	32,543
	Shimizu Bank Ltd.	2,400	26,139
	Shimojima Co. Ltd.	1,200	10,743
	Shin Nippon Air Technologies Co. Ltd.	1,200	20,729
#	Shin Nippon Biomedical Laboratories Ltd.	3,300	38,249
	Shinagawa Refractories Co. Ltd.	4,500	61,132
	Shindengen Electric Manufacturing Co. Ltd.	1,400	29,873
	Shin-Etsu Polymer Co. Ltd.	5,000	55,001
	Shinko Shoji Co. Ltd.	4,000	33,744
	Shinmaywa Industries Ltd.	7,700	63,918
	Shinnihon Corp.	3,400	27,977
	Shinnihonseiyaku Co. Ltd.	500	5,898
	Shinsho Corp.	1,000	41,103
	Shinwa Co. Ltd.	3,200	33,944
	Ship Healthcare Holdings, Inc.	9,600	145,698
	Shizuki Electric Co., Inc.	1,600	4,846

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Gas Co. Ltd.	5,100	$34,842
	Shoei Co. Ltd.	6,000	80,186
	Shofu, Inc.	1,700	32,824
	Showa Sangyo Co. Ltd.	2,000	45,835
	Sigma Koki Co. Ltd.	700	7,083
	SIGMAXYZ Holdings, Inc.	3,400	31,877
	Siix Corp.	3,600	38,068
	Silver Life Co. Ltd.	700	4,063
*	Simplex Holdings, Inc.	2,900	52,857
	Sinanen Holdings Co. Ltd.	1,300	36,569
	Sinfonia Technology Co. Ltd.	3,599	57,464
	Sinko Industries Ltd.	2,400	49,556
	Sintokogio Ltd.	5,338	39,366
	SK-Electronics Co. Ltd.	1,300	35,906
	SKY Perfect JSAT Holdings, Inc.	20,600	108,404
#*	Smaregi, Inc.	600	9,496
	SMK Corp.	500	8,481
	SMS Co. Ltd.	7,700	139,063
#	Snow Peak, Inc.	3,200	19,315
	SNT Corp.	3,900	7,161
	Soda Nikka Co. Ltd.	3,100	25,917
	Sodick Co. Ltd.	5,800	27,914
	Soft99 Corp.	2,300	21,949
	Softcreate Holdings Corp.	1,800	21,181
	Software Service, Inc.	400	33,981
	Soken Chemical & Engineering Co. Ltd.	800	15,360
	Solasto Corp.	6,800	26,569
	Soliton Systems KK	1,500	14,432
	Sotetsu Holdings, Inc.	9,700	177,783
	Sotoh Co. Ltd.	600	2,804
	Space Co. Ltd.	4,280	27,568
	Sparx Group Co. Ltd.	2,360	29,063
	SPK Corp.	1,000	13,841
	S-Pool, Inc.	7,500	15,733
#	Sprix, Inc.	1,600	8,873
	SRA Holdings	1,000	25,704
#*	SRE Holdings Corp.	1,600	36,109
	SRS Holdings Co. Ltd.	1,600	12,943
	ST Corp.	2,100	21,988
	St. Marc Holdings Co. Ltd.	1,700	26,369
	Star Mica Holdings Co. Ltd.	3,600	14,662
	Star Micronics Co. Ltd.	5,000	59,671
	Starts Corp., Inc.	3,800	77,952
	Starzen Co. Ltd.	2,000	36,980
	St-Care Holding Corp.	2,600	17,461
	Stella Chemifa Corp.	1,500	32,762
	Step Co. Ltd.	1,500	20,785
	Strike Co. Ltd.	900	29,038
	Studio Alice Co. Ltd.	1,100	15,675
	Subaru Enterprise Co. Ltd.	1,000	20,874
	Sugimoto & Co. Ltd.	1,500	23,083
	Sumida Corp.	3,300	25,560
	Suminoe Textile Co. Ltd.	900	14,905
	Sumitomo Bakelite Co. Ltd.	3,300	164,002
	Sumitomo Densetsu Co. Ltd.	2,200	45,474
	Sumitomo Mitsui Construction Co. Ltd.	21,592	60,561
	Sumitomo Osaka Cement Co. Ltd.	4,000	100,769
	Sumitomo Pharma Co. Ltd.	18,900	55,480
	Sumitomo Riko Co. Ltd.	5,000	42,970

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Seika Chemicals Co. Ltd.	900	$31,895
	Sumitomo Warehouse Co. Ltd.	7,300	131,285
	Sun Frontier Fudousan Co. Ltd.	3,700	44,249
	Suncall Corp.	1,500	4,900
	Sun-Wa Technos Corp.	1,500	23,737
	Suruga Bank Ltd.	20,500	119,468
	Suzuden Corp.	1,100	18,017
	Suzuken Co. Ltd.	900	27,937
	Suzuki Co. Ltd.	1,400	11,559
	SWCC Corp.	4,300	88,530
	System Research Co. Ltd.	600	12,138
	System Support, Inc.	1,000	13,323
	Systena Corp.	34,600	69,936
	Syuppin Co. Ltd.	1,800	12,688
	T Hasegawa Co. Ltd.	3,100	69,566
	T RAD Co. Ltd.	1,100	26,873
	T&K Toka Co. Ltd.	2,300	21,908
	Tachibana Eletech Co. Ltd.	2,500	52,711
	Tachikawa Corp.	2,700	26,158
	Tachi-S Co. Ltd.	4,300	57,811
	Tadano Ltd.	13,200	107,454
	Taihei Dengyo Kaisha Ltd.	2,000	60,407
	Taiheiyo Cement Corp.	8,600	177,008
	Taiho Kogyo Co. Ltd.	1,900	10,899
	Taikisha Ltd.	2,600	77,524
	Taiko Bank Ltd.	1,100	11,218
	Taisei Lamick Co. Ltd.	800	16,155
	Taiyo Holdings Co. Ltd.	3,500	77,118
	Takamatsu Construction Group Co. Ltd.	2,100	42,172
	Takamiya Co. Ltd.	1,700	5,592
	Takaoka Toko Co. Ltd.	1,200	19,491
	Takara & Co. Ltd.	1,500	28,702
	Takara Bio, Inc.	5,600	47,605
	Takara Holdings, Inc.	18,700	158,210
	Takara Standard Co. Ltd.	4,000	47,792
	Takasago International Corp.	2,100	50,152
	Takasago Thermal Engineering Co. Ltd.	4,800	110,910
	Takashimaya Co. Ltd.	3,500	48,759
#	Takasho Co. Ltd.	1,700	5,817
#	Takatori Corp.	400	12,230
#	Take & Give Needs Co. Ltd.	1,300	10,475
	TAKEBISHI Corp.	1,400	19,900
	Takeuchi Manufacturing Co. Ltd.	3,400	116,238
	Taki Chemical Co. Ltd.	500	10,704
	Takuma Co. Ltd.	7,800	91,777
#	Tama Home Co. Ltd.	1,900	52,447
	Tamron Co. Ltd.	2,000	75,784
	Tamura Corp.	11,000	39,469
*	Tanaka Chemical Corp.	1,600	9,097
	Tanseisha Co. Ltd.	5,900	33,712
	Taoka Chemical Co. Ltd.	1,000	5,197
#*	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	24,706
	Tayca Corp.	1,900	17,922
	Tazmo Co. Ltd.	1,200	26,747
	Tbk Co. Ltd.	2,800	7,642
	TDC Soft, Inc.	2,600	40,211
	TechMatrix Corp.	5,200	55,548
#*	Techno Horizon Co. Ltd.	1,400	4,825
	Techno Medica Co. Ltd.	700	9,351

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Techno Ryowa Ltd.	1,500	$15,995
	Techno Smart Corp.	700	8,613
	Tecnos Japan, Inc.	2,900	12,593
	Teijin Ltd.	19,000	174,788
	Teikoku Electric Manufacturing Co. Ltd.	2,300	45,817
#	Teikoku Sen-I Co. Ltd.	2,900	43,758
	Teikoku Tsushin Kogyo Co. Ltd.	800	10,738
	Tekken Corp.	1,800	26,506
	Temairazu, Inc.	400	7,756
	Tenma Corp.	2,000	30,793
	Tenpos Holdings Co. Ltd.	700	15,473
	TESEC Corp.	700	11,233
	Tess Holdings Co. Ltd.	2,800	8,698
	T-Gaia Corp.	2,100	28,418
	TKC Corp.	2,400	62,167
#*	TKP Corp.	1,600	18,148
	Toa Corp.	5,000	83,686
	TOA ROAD Corp.	600	28,802
	Toagosei Co. Ltd.	10,300	98,589
	Tobishima Corp.	3,420	35,293
	TOC Co. Ltd.	6,100	29,229
	Tocalo Co. Ltd.	8,200	87,224
	Tochigi Bank Ltd.	12,300	26,330
	Toda Corp.	25,600	161,409
*	Toda Kogyo Corp.	200	2,079
	Toei Co. Ltd.	300	42,103
	Toenec Corp.	1,400	45,927
	Toho Bank Ltd.	31,300	66,379
#	Toho Co. Ltd.	900	17,368
	Toho Gas Co. Ltd.	9,500	190,854
	Toho Holdings Co. Ltd.	5,800	125,619
#	Toho Titanium Co. Ltd.	4,500	59,857
	Toho Zinc Co. Ltd.	2,700	20,943
	Tohoku Bank Ltd.	800	6,497
#	Tohokushinsha Film Corp.	1,800	17,653
	Tokai Carbon Co. Ltd.	25,500	179,338
	Tokai Corp.	2,500	35,704
	TOKAI Holdings Corp.	10,700	72,151
	Tokai Rika Co. Ltd.	6,900	109,165
	Tokai Tokyo Financial Holdings, Inc.	25,100	96,824
	Token Corp.	880	56,432
	Tokushu Tokai Paper Co. Ltd.	919	24,524
	Tokuyama Corp.	6,900	110,600
	Tokyo Base Co. Ltd.	2,400	5,249
	Tokyo Electron Device Ltd.	2,400	95,090
	Tokyo Energy & Systems, Inc.	4,100	28,709
	Tokyo Individualized Educational Institute, Inc.	3,700	11,289
	Tokyo Keiki, Inc.	1,800	21,886
	Tokyo Kiraboshi Financial Group, Inc.	3,024	88,456
	Tokyo Ohka Kogyo Co. Ltd.	1,900	43,397
	Tokyo Rope Manufacturing Co. Ltd.	600	5,639
	Tokyo Sangyo Co. Ltd.	2,700	13,680
	Tokyo Seimitsu Co. Ltd.	3,000	194,321
	Tokyo Steel Manufacturing Co. Ltd.	6,600	79,715
	Tokyo Tekko Co. Ltd.	1,500	52,529
#	Tokyo Theatres Co., Inc.	600	4,624
#	Tokyotokeiba Co. Ltd.	1,800	56,374
	Tokyu Construction Co. Ltd.	10,400	57,891
	Toli Corp.	6,000	13,916

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomato Bank Ltd.	900	$7,525
#	Tomen Devices Corp.	400	14,591
#	Tomoe Corp.	3,500	13,525
	Tomoe Engineering Co. Ltd.	1,000	25,009
	Tomoku Co. Ltd.	1,500	24,479
	TOMONY Holdings, Inc.	16,800	46,261
	Tomy Co. Ltd.	10,417	170,908
	Tonami Holdings Co. Ltd.	800	25,686
	Topcon Corp.	13,400	153,948
	Topre Corp.	4,300	62,588
	Topy Industries Ltd.	1,600	31,385
#	Torex Semiconductor Ltd.	1,100	12,938
	Toridoll Holdings Corp.	4,600	140,830
#	Torigoe Co. Ltd.	2,500	12,117
	Torii Pharmaceutical Co. Ltd.	1,600	40,773
	Torikizoku Holdings Co. Ltd.	500	12,789
	Torishima Pump Manufacturing Co. Ltd.	2,000	34,239
	Tosei Corp.	4,200	60,650
	Toshiba TEC Corp.	3,200	66,386
	Tosho Co. Ltd.	2,800	17,085
	Totech Corp.	1,200	45,164
	Totetsu Kogyo Co. Ltd.	3,100	63,652
#	Tottori Bank Ltd.	600	5,750
	Toukei Computer Co. Ltd.	1,000	24,138
	Towa Bank Ltd.	7,700	33,278
	Towa Corp.	2,400	123,816
	Towa Pharmaceutical Co. Ltd.	3,000	52,498
	Toyo Construction Co. Ltd.	10,400	91,634
	Toyo Corp.	3,000	29,359
	Toyo Denki Seizo KK	1,000	7,300
*	Toyo Engineering Corp.	3,400	18,618
#	Toyo Gosei Co. Ltd.	600	35,107
	Toyo Kanetsu KK	1,200	35,412
	Toyo Machinery & Metal Co. Ltd.	2,600	12,415
#	Toyo Securities Co. Ltd.	12,000	27,986
	Toyo Tanso Co. Ltd.	1,900	64,117
	Toyo Tire Corp.	8,000	132,466
	Toyobo Co. Ltd.	10,000	75,054
	TPR Co. Ltd.	3,300	44,090
	Trancom Co. Ltd.	1,000	47,391
#	Trans Genic, Inc.	2,100	3,787
	Transaction Co. Ltd.	2,400	40,128
	Transcosmos, Inc.	3,300	68,908
	TRE Holdings Corp.	6,356	53,920
#	Treasure Factory Co. Ltd.	1,400	12,528
#	Trenders, Inc.	1,600	10,141
	Tri Chemical Laboratories, Inc.	1,200	29,593
	Trusco Nakayama Corp.	5,200	88,839
	TS Tech Co. Ltd.	11,800	149,470
	TSI Holdings Co. Ltd.	8,125	37,760
	Tsubaki Nakashima Co. Ltd.	9,000	46,108
	Tsubakimoto Chain Co.	3,500	101,222
	Tsubakimoto Kogyo Co. Ltd.	400	18,143
#	Tsuburaya Fields Holdings, Inc.	4,100	50,514
	Tsugami Corp.	5,000	40,378
	Tsukada Global Holdings, Inc.	1,900	5,187
	Tsukishima Holdings Co. Ltd.	4,000	36,803
	Tsukuba Bank Ltd.	5,500	9,630
	Tsumura & Co.	7,800	141,119

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsurumi Manufacturing Co. Ltd.	2,000	$49,314
	Tsutsumi Jewelry Co. Ltd.	800	11,551
	TV Asahi Holdings Corp.	3,400	40,526
	Tv Tokyo Holdings Corp.	1,500	31,479
	UACJ Corp.	4,203	116,103
	UBE Corp.	12,100	201,169
	Ubicom Holdings, Inc.	800	8,115
	Uchida Yoko Co. Ltd.	1,200	61,985
	ULS Group, Inc.	300	8,331
#	Ultrafabrics Holdings Co. Ltd.	600	5,404
	Ulvac, Inc.	1,600	78,309
	Union Tool Co.	900	20,728
	Unipres Corp.	5,500	38,361
	United Arrows Ltd.	2,700	35,408
#	United Super Markets Holdings, Inc.	6,300	43,320
	UNITED, Inc.	2,400	15,119
*	Unitika Ltd.	10,400	11,935
	Universal Entertainment Corp.	3,800	54,959
	Usen-Next Holdings Co. Ltd.	1,600	46,440
	User Local, Inc.	600	8,270
	Ushio, Inc.	11,800	165,309
*	UT Group Co. Ltd.	4,300	68,894
#*	UUUM Co. Ltd.	1,800	5,028
	V Technology Co. Ltd.	1,500	27,578
	Valor Holdings Co. Ltd.	4,800	82,007
	Valqua Ltd.	1,500	45,612
	Value HR Co. Ltd.	1,400	13,572
	ValueCommerce Co. Ltd.	2,300	19,616
	Valuence Holdings, Inc.	900	6,550
*	V-Cube, Inc.	1,000	2,079
	Vector, Inc.	3,300	26,500
	Vertex Corp.	1,800	21,664
*	Vision, Inc.	5,000	39,690
*	Visional, Inc.	1,800	112,656
	Vital KSK Holdings, Inc.	5,900	45,980
	VT Holdings Co. Ltd.	7,400	26,673
	Wacoal Holdings Corp.	5,200	121,312
	Wakachiku Construction Co. Ltd.	1,700	35,344
	Wakita & Co. Ltd.	3,700	40,093
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	48,573
	Watahan & Co. Ltd.	2,000	20,102
	WATAMI Co. Ltd.	1,100	7,636
	WDB Holdings Co. Ltd.	1,100	17,323
	Weathernews, Inc.	700	25,390
	Welbe, Inc.	1,700	9,745
	Wellneo Sugar Co. Ltd.	2,100	33,143
	Wellnet Corp.	2,300	8,915
#	West Holdings Corp.	2,108	48,487
	Will Group, Inc.	1,500	12,293
*	WingArc1st, Inc.	2,600	49,462
	Wood One Co. Ltd.	600	4,155
	World Co. Ltd.	2,800	33,199
	World Holdings Co. Ltd.	1,000	20,355
	Wowow, Inc.	800	6,100
#*	W-Scope Corp.	2,400	12,399
	Xebio Holdings Co. Ltd.	4,700	31,243
	Yahagi Construction Co. Ltd.	4,200	41,714
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	9,230
	YAKUODO Holdings Co. Ltd.	1,200	21,068

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	YAMABIKO Corp.	3,960	$44,375
	YAMADA Consulting Group Co. Ltd.	1,900	23,510
#	Yamae Group Holdings Co. Ltd.	1,100	24,436
	Yamagata Bank Ltd.	3,600	27,178
	Yamaguchi Financial Group, Inc.	24,000	228,122
	Yamaichi Electronics Co. Ltd.	3,100	44,418
	YA-MAN Ltd.	2,600	17,862
	Yamanashi Chuo Bank Ltd.	4,600	55,023
	Yamatane Corp.	1,000	17,450
	Yamato Corp.	1,400	9,355
	Yamaura Corp.	1,300	14,562
	Yamaya Corp.	1,000	21,618
	Yamazen Corp.	6,600	56,442
	Yaoko Co. Ltd.	1,300	75,007
	Yashima Denki Co. Ltd.	2,600	23,778
	Yasuda Logistics Corp.	2,000	16,573
#	Yasunaga Corp.	900	4,067
	Yellow Hat Ltd.	4,500	55,867
	Yodogawa Steel Works Ltd.	2,400	63,208
	Yokogawa Bridge Holdings Corp.	4,000	77,413
	Yokorei Co. Ltd.	6,700	50,969
	Yokowo Co. Ltd.	2,300	22,380
	Yomeishu Seizo Co. Ltd.	1,000	12,738
	Yondenko Corp.	840	20,075
	Yondoshi Holdings, Inc.	2,300	31,339
	Yonex Co. Ltd.	7,400	60,132
	Yorozu Corp.	2,000	12,852
#*	Yoshimura Food Holdings KK	1,500	11,606
	Yoshinoya Holdings Co. Ltd.	8,200	182,863
	Yotai Refractories Co. Ltd.	3,000	29,609
	Yuasa Trading Co. Ltd.	2,000	66,638
	Yukiguni Maitake Co. Ltd.	2,100	13,789
	Yurtec Corp.	6,100	48,181
	Yushin Precision Equipment Co. Ltd.	1,200	5,482
	Yushiro Chemical Industry Co. Ltd.	1,000	12,826
	Zenitaka Corp.	400	12,272
	Zenrin Co. Ltd.	3,800	22,854
	Zeon Corp.	11,900	107,962
	ZERIA Pharmaceutical Co. Ltd.	3,400	47,088
	ZIGExN Co. Ltd.	4,400	15,734
	Zuiko Corp.	2,800	35,203
TOTAL JAPAN			69,663,521
NETHERLANDS — (1.9%)
	Aalberts NV	11,759	467,636
	Acomo NV	2,505	47,632
#*Ω	Alfen NV	2,289	138,424
	Allfunds Group PLC	6,947	49,804
	AMG Critical Materials NV	3,379	71,708
	Aperam SA	6,050	186,438
	Arcadis NV	9,292	510,144
#*	Avantium NV	2,577	6,912
Ω	B&S Group SARL	3,081	12,482
#*Ω	Basic-Fit NV	4,834	139,967
	BE Semiconductor Industries NV	8,268	1,242,501
	Brunel International NV	2,645	29,424
	Corbion NV	7,289	141,147
Ω	CTP NV	9,984	170,368
	Flow Traders Ltd.	4,148	74,392

VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ForFarmers NV	4,983	$12,805
*	Fugro NV	14,769	272,678
*	InPost SA	12,285	184,518
	Kendrion NV	2,301	28,616
	Koninklijke BAM Groep NV	30,141	83,213
	Koninklijke Heijmans NV, CVA	3,283	47,496
	Koninklijke Vopak NV	8,061	251,815
*	Lucas Bols NV	553	10,657
#	MFE-MediaForEurope NV, Class B	8,379	30,226
	Nedap NV	608	41,743
	OCI NV	7,075	202,090
*	Pharming Group NV	79,550	100,287
	PostNL NV	35,823	52,201
	SBM Offshore NV	15,980	203,439
*	SIF Holding NV	631	7,140
Ω	Signify NV	14,744	442,094
	Sligro Food Group NV	3,086	47,937
*††	SRH NV	15,156	0
	TKH Group NV	5,041	202,990
*	TomTom NV	7,909	53,549
	Van Lanschot Kempen NV	4,197	126,362
*	Vivoryon Therapeutics NV	526	4,995
TOTAL NETHERLANDS			5,695,830
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	60,065
	Arvida Group Ltd.	48,553	32,815
	Briscoe Group Ltd.	4,326	11,770
	Channel Infrastructure NZ Ltd.	33,823	30,380
	Chorus Ltd.	15,906	77,318
	Delegat Group Ltd.	3,242	12,360
	Freightways Group Ltd.	12,736	65,772
#*	Gentrack Group Ltd.	4,745	19,090
	Hallenstein Glasson Holdings Ltd.	5,327	17,929
	Heartland Group Holdings Ltd.	65,420	55,457
#	Investore Property Ltd.	31,508	22,741
	KMD Brands Ltd.	57,266	24,490
	Manawa Energy Ltd.	4,827	12,664
	NZME Ltd.	14,069	8,747
	NZX Ltd.	24,855	16,263
	Oceania Healthcare Ltd.	61,685	26,365
#*	Pacific Edge Ltd.	48,944	3,132
	PGG Wrightson Ltd.	1,057	2,006
	Rakon Ltd.	8,385	6,592
	Restaurant Brands New Zealand Ltd.	2,935	7,227
	Sanford Ltd.	8,585	21,124
	Scales Corp. Ltd.	8,503	17,310
*	Serko Ltd.	3,777	9,595
#	Skellerup Holdings Ltd.	13,671	39,765
	SKY Network Television Ltd.	12,046	20,561
	SKYCITY Entertainment Group Ltd.	47,456	54,842
	Steel & Tube Holdings Ltd.	31,557	21,908
	Summerset Group Holdings Ltd.	18,105	121,403
#*	Synlait Milk Ltd.	6,969	3,405
	Tourism Holdings Ltd.	13,333	30,246
	TOWER Ltd.	35,693	13,205
#	Turners Automotive Group Ltd.	4,613	12,938
#*	Vista Group International Ltd.	17,608	17,524

VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Warehouse Group Ltd.	13,502	$13,133
TOTAL NEW ZEALAND			910,142
NORWAY — (1.0%)
	2020 Bulkers Ltd.	1,664	22,251
	ABG Sundal Collier Holding ASA	48,103	28,835
	AF Gruppen ASA	2,925	32,399
#*	Agilyx ASA	3,604	8,845
*	Akastor ASA	20,811	21,865
*	Aker Carbon Capture ASA	25,149	24,795
	AMSC ASA	10,667	28,340
*	ArcticZymes Technologies ASA	4,800	18,361
	Atea ASA	9,153	121,971
#*	Atlantic Sapphire ASA	5,141	841
	Austevoll Seafood ASA	9,175	66,512
Ω	Avance Gas Holding Ltd.	3,411	39,681
*	Axactor ASA	25,001	11,551
	B2 Impact ASA	23,892	16,671
	Belships ASA	7,600	15,796
*	Bluenord ASA	1,879	89,600
	Bonheur ASA	2,161	44,432
	Borregaard ASA	6,215	105,694
	Bouvet ASA	10,437	61,281
Ω	BW LPG Ltd.	9,293	114,371
	BW Offshore Ltd.	10,768	24,624
*	Cadeler AS	9,905	45,493
*	Cloudberry Clean Energy ASA	22,324	21,385
#*Ω	Crayon Group Holding ASA	6,066	50,996
	DNO ASA	55,702	48,812
Ω	Elkem ASA	8,267	17,154
Ω	Elmera Group ASA	9,509	29,127
	Elopak ASA	10,134	28,932
Ω	Europris ASA	16,921	126,825
*	Gaming Innovation Group, Inc.	7,082	20,431
	Gram Car Carriers ASA	535	11,541
	Grieg Seafood ASA	5,477	34,388
*	Hexagon Composites ASA	17,331	38,726
#*	Hexagon Purus ASA	5,948	4,479
	Hoegh Autoliners ASA	3,658	36,732
	IDEX Biometrics ASA	14,637	2,630
Ω	Kid ASA	3,128	39,632
	Kitron ASA	23,107	70,332
Ω	Klaveness Combination Carriers ASA	1,190	12,064
*	Kongsberg Automotive ASA	96,264	16,297
*	LINK Mobility Group Holding ASA	19,499	34,631
	Medistim ASA	1,105	22,341
*	Morrow Bank ASA	13,215	4,898
	MPC Container Ships ASA	26,724	40,172
Ω	Multiconsult ASA	1,536	18,767
	Norbit ASA	1,815	10,122
#Ω	Norske Skog ASA	4,538	15,638
*	Norwegian Air Shuttle ASA	69,005	84,485
*	NRC Group ASA	5,788	5,758
	Odfjell Drilling Ltd.	9,723	36,050
	Odfjell SE, Class A	2,813	38,476
	Odfjell Technology Ltd.	1,620	8,631
*	OKEA ASA	3,071	6,712
Ω	Okeanis Eco Tankers Corp.	2,062	60,073
*	Otello Corp. ASA	4,092	3,108

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Panoro Energy ASA	7,326	$18,430
	Pareto Bank ASA	2,935	15,393
*	Pexip Holding ASA	6,590	15,497
*	PGS ASA	115,956	72,557
*	PhotoCure ASA	3,580	22,107
#*Ω	poLight ASA	4,564	6,370
	Protector Forsikring ASA	6,185	110,822
	Rana Gruber ASA	3,575	26,542
#*	REC Silicon ASA	35,228	41,163
	Sandnes Sparebank	1,135	10,388
*	SATS ASA	6,868	12,334
*Ω	Scatec ASA	13,436	99,906
	Selvaag Bolig ASA	5,226	15,701
*Ω	Shelf Drilling Ltd.	13,484	38,318
*	Siem Offshore, Inc.	8,468	20,131
	Sparebank 1 Oestlandet	2,663	30,975
	SpareBank 1 Sorost-Norge	8,478	50,151
	Sparebanken More	3,895	31,527
#*	Ultimovacs ASA	2,180	29,044
	Veidekke ASA	8,719	79,547
*	Volue ASA	4,262	8,990
*	Vow ASA	3,860	3,757
	Wilh Wilhelmsen Holding ASA, Class A	1,434	50,084
*Ω	XXL ASA	45,551	4,791
#*	Zaptec ASA	6,598	14,044
TOTAL NORWAY			2,773,123
PORTUGAL — (0.4%)
	Altri SGPS SA	8,373	40,816
*	Banco Comercial Portugues SA, Class R	1,368,272	398,025
	Corticeira Amorim SGPS SA	5,127	52,344
	CTT-Correios de Portugal SA	11,368	45,106
*	Greenvolt-Energias Renovaveis SA	3,871	33,750
	Ibersol SGPS SA	1,871	13,511
	Mota-Engil SGPS SA	12,914	74,068
	Navigator Co. SA	16,876	69,537
	NOS SGPS SA	33,682	119,260
	REN - Redes Energeticas Nacionais SGPS SA	53,792	132,166
	Sonae SGPS SA	109,133	105,502
TOTAL PORTUGAL			1,084,085
SINGAPORE — (0.9%)
	AEM Holdings Ltd.	18,200	36,216
	Aztech Global Ltd.	18,500	11,344
*††	Best World International Ltd.	8,300	10,439
	Boustead Singapore Ltd.	40,300	26,094
	Bukit Sembawang Estates Ltd.	15,900	38,930
	Capitaland India Trust	99,814	78,016
	China Aviation Oil Singapore Corp. Ltd.	27,800	18,095
	China Sunsine Chemical Holdings Ltd.	43,800	12,897
	Chuan Hup Holdings Ltd.	87,000	10,982
	ComfortDelGro Corp. Ltd.	201,300	209,369
*	COSCO Shipping International Singapore Co. Ltd.	175,500	17,889
*	Creative Technology Ltd.	2,650	2,631
	CSE Global Ltd.	40,000	12,021
	Del Monte Pacific Ltd.	39,100	3,813
	Delfi Ltd.	32,000	26,133
	DFI Retail Group Holdings Ltd.	4,600	9,172

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Dyna-Mac Holdings Ltd.	68,700	$12,447
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	8,678
	First Resources Ltd.	38,500	42,372
	Food Empire Holdings Ltd.	26,500	26,601
	Fraser & Neave Ltd.	24,800	19,780
	Frencken Group Ltd.	23,200	22,200
	Fu Yu Corp. Ltd.	62,300	6,673
	Geo Energy Resources Ltd.	62,900	17,607
	Golden Agri-Resources Ltd.	641,300	128,839
	GuocoLand Ltd.	41,300	45,156
	Haw Par Corp. Ltd.	10,000	70,684
	Ho Bee Land Ltd.	24,900	32,225
	Hong Fok Corp. Ltd.	54,120	34,635
	Hong Leong Asia Ltd.	16,000	7,266
	Hong Leong Finance Ltd.	28,500	53,727
	Hotel Grand Central Ltd.	44,475	26,647
	Hour Glass Ltd.	15,200	17,317
	Hutchison Port Holdings Trust	544,100	81,483
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	62,513
	Indofood Agri Resources Ltd.	28,000	6,148
	Japfa Ltd.	32,120	4,761
	Keppel Infrastructure Trust	359,185	134,983
	Mandarin Oriental International Ltd.	29,400	43,959
	Metro Holdings Ltd.	51,300	18,908
	Micro-Mechanics Holdings Ltd.	5,200	6,783
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	144,000	2,350
	Nanofilm Technologies International Ltd.	23,000	11,733
	Netlink NBN Trust	252,800	159,130
*	Oceanus Group Ltd.	837,300	4,342
	Olam Group Ltd.	12,500	8,307
	OUE Ltd.	48,400	40,710
*	Oxley Holdings Ltd.	85,599	5,867
	Propnex Ltd.	24,200	16,824
	QAF Ltd.	16,600	10,140
*	Raffles Education Ltd.	63,960	2,433
	Raffles Medical Group Ltd.	85,287	64,090
	Riverstone Holdings Ltd.	50,900	26,477
*	SATS Ltd.	72,975	148,996
	SBS Transit Ltd.	8,500	16,994
	Sheng Siong Group Ltd.	66,800	77,571
	SIA Engineering Co. Ltd.	22,600	38,665
	Silverlake Axis Ltd.	61,400	11,883
	Sinarmas Land Ltd.	108,000	13,854
	Singapore Land Group Ltd.	16,800	23,149
	Singapore Post Ltd.	134,500	41,050
	Stamford Land Corp. Ltd.	40,485	12,067
	StarHub Ltd.	68,000	53,661
	Straits Trading Co. Ltd.	15,812	19,537
*††	Swiber Holdings Ltd.	34,498	0
	Thomson Medical Group Ltd.	346,900	13,410
	Tuan Sing Holdings Ltd.	49,967	9,864
	UMS Holdings Ltd.	44,262	41,959
	UOB-Kay Hian Holdings Ltd.	43,207	42,155
	Valuetronics Holdings Ltd.	29,800	13,531
	Venture Corp. Ltd.	22,700	226,150

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Vicom Ltd.	8,800	$9,430
	Wing Tai Holdings Ltd.	50,670	46,398
	Yeo Hiap Seng Ltd.	2,538	1,099
TOTAL SINGAPORE			2,670,259
SPAIN — (2.2%)
	Acerinox SA	18,875	199,267
Ω	Aedas Homes SA	1,281	24,491
	Almirall SA	11,535	109,419
#*	Amper SA	209,940	18,566
	Applus Services SA	17,685	213,751
	Atresmedia Corp. de Medios de Comunicacion SA	9,675	38,887
*	Audax Renovables SA	12,157	17,193
	Azkoyen SA	2,184	14,873
	Banco de Sabadell SA	674,485	875,438
	Bankinter SA	84,414	521,182
	Cia de Distribucion Integral Logista Holdings SA	7,624	215,645
	CIE Automotive SA	4,868	128,432
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	72,780
*	Distribuidora Internacional de Alimentacion SA	2,246,218	29,110
	Ebro Foods SA	7,810	129,778
*	eDreams ODIGEO SA	8,243	62,615
	Elecnor SA	4,118	84,271
	Enagas SA	30,879	502,703
	Ence Energia y Celulosa SA	13,122	41,490
	Ercros SA	14,096	37,653
	Faes Farma SA	40,443	132,903
	Fluidra SA	9,216	199,519
Ω	Gestamp Automocion SA	17,887	59,333
Ω	Global Dominion Access SA	11,493	44,405
*	Grenergy Renovables SA	1,360	47,447
*	Grifols SA	7,328	79,822
	Grupo Catalana Occidente SA	5,499	197,099
	Grupo Empresarial San Jose SA	2,273	10,123
	Iberpapel Gestion SA	963	18,765
	Indra Sistemas SA	19,135	339,727
	Laboratorio Reig Jofre SA	1,733	4,401
	Laboratorios Farmaceuticos Rovi SA	1,748	120,564
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	53,141
	Mapfre SA	98,862	217,686
*	Melia Hotels International SA	13,608	92,073
	Miquel y Costas & Miquel SA	3,439	41,911
Ω	Neinor Homes SA	4,984	56,196
*	Obrascon Huarte Lain SA	24,285	10,639
*	Oryzon Genomics SA	3,260	6,764
	Pharma Mar SA	2,273	94,883
	Prim SA	846	9,441
*	Promotora de Informaciones SA, Class A	21,413	6,685
Ω	Prosegur Cash SA	36,936	20,076
	Prosegur Compania de Seguridad SA	24,644	46,630
	Realia Business SA	40,885	46,592
	Sacyr SA	55,108	181,684
*	Solaria Energia y Medio Ambiente SA	8,193	120,962
*	Soltec Power Holdings SA	2,859	9,243
Ω	Talgo SA	10,483	47,384
*	Tecnicas Reunidas SA	5,293	44,461
	Tubacex SA	17,770	65,422
Ω	Unicaja Banco SA	190,238	181,895
	Vidrala SA	2,484	248,972

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	4,964	$290,630
	Vocento SA	10,365	5,968
TOTAL SPAIN			6,490,990
SWEDEN — (2.6%)
Ω	AcadeMedia AB	11,393	62,215
	AddLife AB, Class B	7,319	78,888
	Addnode Group AB	14,839	132,899
	AFRY AB	9,708	134,059
Ω	Alimak Group AB	9,300	81,960
	Alleima AB	18,729	124,337
	Alligo AB, Class B	3,336	42,362
Ω	Ambea AB	8,800	44,678
#*	Annehem Fastigheter AB, Class B	2,916	5,315
	AQ Group AB	1,424	74,418
	Arjo AB, Class B	21,993	102,940
*Ω	Attendo AB	14,141	55,322
	Balco Group AB	780	3,579
	Beijer Alma AB	5,922	104,345
	Bergman & Beving AB	4,110	71,809
	Betsson AB, Class B	15,760	171,518
*	Better Collective AS	3,845	107,622
#*	BHG Group AB	26,517	43,122
	Bilia AB, Class A	9,569	115,683
*	BioInvent International AB	4,765	7,450
	Biotage AB	1,366	19,416
#*	Bonava AB, Class B	9,951	11,219
*Ω	Boozt AB	4,035	47,151
Ω	Bravida Holding AB	2,300	17,440
#	BTS Group AB, Class B	414	12,088
	Bufab AB	3,329	117,901
	Bulten AB	1,365	9,527
	Bure Equity AB	6,642	189,705
*	Byggfakta Group Nordic Holdco AB	4,465	19,801
*	Byggmax Group AB	8,034	27,840
#*	Calliditas Therapeutics AB, ADR	237	5,418
	Catella AB	6,126	17,825
	Catena AB	4,337	184,915
#*	Catena Media PLC	8,350	7,999
*	Cavotec SA	3,590	4,895
	Cellavision AB	1,836	35,530
	Cibus Nordic Real Estate AB publ	6,346	74,771
	Clas Ohlson AB, Class B	7,761	110,443
	Cloetta AB, Class B	35,878	64,579
	Concentric AB	4,906	80,632
Ω	Coor Service Management Holding AB	11,573	48,764
	Corem Property Group AB, Class B	39,227	39,522
	Corem Property Group AB, Class D	1,018	18,337
	CTT Systems AB	1,396	33,696
	Dedicare AB, Class B	822	8,395
	Dios Fastigheter AB	7,839	60,803
Ω	Dometic Group AB	5,878	46,777
*Ω	Dustin Group AB	35,752	39,951
	Eastnine AB	3,095	49,750
	Elanders AB, Class B	2,467	23,803
	Electrolux Professional AB, Class B	22,887	121,609
*Ω	Eltel AB	2,122	1,464
*	Enea AB	2,398	12,291
	Eolus Vind AB, Class B	1,951	15,709

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Ependion AB	3,083	$28,917
	Ework Group AB	1,140	15,942
	Fagerhult Group AB	9,325	59,393
	Fasadgruppen Group AB	1,014	6,485
*	Fastighets AB Trianon	3,524	5,416
	FastPartner AB, Class A	4,631	29,212
	Fenix Outdoor International AG	523	37,333
	Ferronordic AB	734	5,070
*	Fingerprint Cards AB, Class B	40,821	4,996
*	FormPipe Software AB	2,655	6,990
	G5 Entertainment AB	858	13,340
	GARO AB	263	737
	Granges AB	13,482	133,683
*Ω	Green Landscaping Group AB	965	6,604
	Hanza AB	4,490	34,146
	Heba Fastighets AB, Class B	11,429	35,885
	Hemnet Group AB	6,524	176,134
#	HMS Networks AB	3,262	143,512
*Ω	Hoist Finance AB	7,538	25,078
*	Humana AB	3,640	9,164
	IAR Systems Group AB	394	4,861
#	Instalco AB	18,294	73,152
*	International Petroleum Corp.	11,575	127,741
	INVISIO AB	2,567	49,823
	Inwido AB	6,754	82,503
	ITAB Shop Concept AB	1,515	1,980
#	JM AB	7,100	115,616
*	John Mattson Fastighetsforetagen AB	2,266	11,554
	Kabe Group AB, Class B	409	12,714
*	Karnov Group AB	13,267	71,632
#*	K-fast Holding AB	2,582	6,002
	KNOW IT AB	4,178	56,184
	Lagercrantz Group AB, Class B	1,668	21,807
	Lime Technologies AB	1,571	51,209
	Lindab International AB	8,781	166,740
	Loomis AB	2,261	61,902
*	Maha Energy AB	6,730	5,585
*	Medcap AB	849	30,938
	Medicover AB, Class B	1,586	26,156
	MEKO AB	6,042	61,178
*	Midsona AB, Class B	2,500	1,950
	MIPS AB	391	12,989
*	Modern Times Group MTG AB, Class B	11,594	88,741
	Momentum Group AB	3,336	43,652
	Mycronic AB	4,106	114,204
	NCAB Group AB	16,504	106,741
	NCC AB, Class B	7,591	96,938
	Nederman Holding AB	2,831	49,739
*	Net Insight AB, Class B	41,507	21,143
	New Wave Group AB, Class B	11,290	100,271
	Nilorngruppen AB, Class B	954	5,583
*	Nobia AB	14,929	15,850
	Nolato AB, Class B	22,976	111,271
	Nordic Paper Holding AB	3,379	14,432
	Nordic Waterproofing Holding AB	3,649	59,047
*	Norion Bank AB	8,935	35,384
*	Note AB	1,939	27,406
	NP3 Fastigheter AB	4,244	83,610
	Nyfosa AB	21,543	192,689

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	OEM International AB, Class B	8,880	$83,919
#*	Orron Energy ab	27,733	19,076
#*	Ovzon AB	2,036	1,937
*	OX2 AB	1,519	7,227
	Peab AB, Class B	19,948	98,482
	Platzer Fastigheter Holding AB, Class B	6,591	53,692
*	Pricer AB, Class B	22,502	15,272
	Proact IT Group AB	2,325	20,802
	Probi AB	193	3,793
	Ratos AB, Class B	24,460	80,627
*	RaySearch Laboratories AB	4,293	37,722
	Rejlers AB	1,542	18,137
Ω	Resurs Holding AB	23,704	32,574
	Rottneros AB	8,130	9,916
	Rvrc Holding AB	5,774	35,126
	Scandi Standard AB	5,934	36,190
*Ω	Scandic Hotels Group AB	17,951	82,703
*	Sdiptech AB, Class B	3,524	87,461
*	Sedana Medical AB	4,668	9,618
*Ω	Sinch AB	7,920	24,322
	SinterCast AB	685	6,536
	SkiStar AB	4,670	58,656
	Solid Forsakring AB	1,512	8,441
*	Stendorren Fastigheter AB	2,374	42,656
*	Stillfront Group AB	50,717	52,560
	Storskogen Group AB, Class B	117,649	81,213
	Synsam AB	2,456	10,926
	Systemair AB	12,291	88,294
	Tethys Oil AB	4,178	16,462
*	TF Bank AB	509	8,530
#*	Tobii AB	9,236	4,313
	Troax Group AB	4,185	90,917
*	Truecaller AB, Class B	21,395	63,259
	VBG Group AB, Class B	2,254	55,462
*	Viaplay Group AB	3,932	901
	Vitec Software Group AB, Class B	3,155	175,247
	Volati AB	1,959	21,400
	XANO Industri AB, Class B	1,571	12,052
*	XSpray Pharma AB	787	2,784
TOTAL SWEDEN			7,702,646
SWITZERLAND — (7.7%)
	Accelleron Industries AG	5,553	177,695
	Adecco Group AG	21,275	919,996
	Allreal Holding AG	2,145	381,534
	ALSO Holding AG	846	247,681
*	Aluflexpack AG	525	4,825
*	ams-OSRAM AG	148,991	348,704
	APG SGA SA	211	46,246
	Arbonia AG	6,387	73,958
*	Aryzta AG	151,969	272,765
	Ascom Holding AG	5,945	50,696
*	Autoneum Holding AG	491	72,959
*	Avolta AG	12,942	494,447
	Baloise Holding AG	5,446	869,950
	Banque Cantonale de Geneve	373	102,172
	Banque Cantonale Vaudoise	2,486	318,298
*	Basilea Pharmaceutica AG	1,981	77,664
	Belimo Holding AG	1,374	640,682

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	344	$100,865
	Bellevue Group AG	1,225	33,550
	Berner Kantonalbank AG	606	169,054
	BKW AG	2,358	374,612
	Bossard Holding AG, Class A	869	207,957
	Bucher Industries AG	956	404,929
	Burckhardt Compression Holding AG	467	261,271
	Burkhalter Holding AG	204	20,810
	Bystronic AG	206	103,218
	Calida Holding AG	895	28,509
	Carlo Gavazzi Holding AG	62	22,487
	Cembra Money Bank AG	4,341	334,700
*	Cicor Technologies Ltd.	259	14,856
	Cie Financiere Tradition SA	292	40,492
	Clariant AG	26,539	339,744
	Coltene Holding AG	597	39,307
	Comet Holding AG	1,207	397,965
	COSMO Pharmaceuticals NV	1,329	98,538
	Daetwyler Holding AG	973	197,841
	DKSH Holding AG	4,476	313,207
	dormakaba Holding AG	353	176,832
	EFG International AG	12,650	162,445
	Emmi AG	280	293,335
	Energiedienst Holding AG	1,617	75,062
	Feintool International Holding AG	549	11,306
	Flughafen Zurich AG	2,650	546,764
	Forbo Holding AG	111	130,511
	Fundamenta Real Estate AG	3,625	71,594
Ω	Galenica AG	6,980	615,514
*	GAM Holding AG	11,357	4,850
	Georg Fischer AG	11,602	776,504
	Glarner Kantonalbank	419	11,123
*	Gurit Holding AG, Class BR	550	47,911
	Helvetia Holding AG	4,948	714,592
	Hiag Immobilien Holding AG	563	49,462
*	HOCHDORF Holding AG	130	1,877
	Huber & Suhner AG	2,430	174,287
	Hypothekarbank Lenzburg AG	9	45,501
	Implenia AG	2,143	76,079
*	Ina Invest Holding AG	498	9,905
	Inficon Holding AG	241	365,808
	Interroll Holding AG	83	242,426
	Intershop Holding AG	164	117,667
	Investis Holding SA	420	48,111
	IVF Hartmann Holding AG	61	7,849
	Jungfraubahn Holding AG	792	155,772
	Kardex Holding AG	936	237,728
	Komax Holding AG	592	113,841
*	Kudelski SA	6,965	10,048
	Landis+Gyr Group AG	2,688	220,407
	LEM Holding SA	81	184,820
	Liechtensteinische Landesbank AG	1,746	138,676
	Luzerner Kantonalbank AG	2,543	211,606
Ω	Medacta Group SA	899	134,538
Ω	Medmix AG	2,297	45,857
	Meier Tobler Group AG	348	14,986
	Metall Zug AG, Class B	32	53,527
	Mobilezone Holding AG	5,769	88,595
	Mobimo Holding AG	1,015	299,870

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*Ω	Montana Aerospace AG	810	$15,817
	Novavest Real Estate AG	789	31,946
	OC Oerlikon Corp. AG	20,076	87,488
*	Orascom Development Holding AG	1,611	8,964
#	Orell Fuessli AG	108	9,206
	Orior AG	896	69,184
*	Phoenix Mecano AG	95	50,732
	Plazza AG, Class A	145	51,745
*Ω	PolyPeptide Group AG	317	5,819
	PSP Swiss Property AG	6,211	826,666
	Rieter Holding AG	369	38,823
	Romande Energie Holding SA	1,575	100,335
	Schweiter Technologies AG	138	75,711
*Ω	Sensirion Holding AG	642	53,426
	SFS Group AG	2,453	294,506
	Siegfried Holding AG	542	539,912
	SIG Group AG	1,402	29,347
	SKAN Group AG	898	79,234
	Softwareone Holding AG	9,596	179,854
	St Galler Kantonalbank AG	393	227,444
	Stadler Rail AG	3,701	118,142
	Sulzer AG	2,641	255,127
	Swiss Prime Site AG	9,061	917,747
#*	Swiss Steel Holding AG	75,342	7,645
	Swissquote Group Holding SA	1,527	383,236
	Temenos AG	8,453	860,265
	Thurgauer Kantonalbank	118	16,251
	TX Group AG	438	65,974
	u-blox Holding AG	806	79,437
	Valiant Holding AG	2,513	300,983
	Varia U.S. Properties AG	834	36,407
Ω	VAT Group AG	230	107,072
	Vaudoise Assurances Holding SA	160	81,231
	Vetropack Holding AG	1,753	76,259
	Vontobel Holding AG	4,050	266,770
	VP Bank AG, Class A	427	45,965
	VZ Holding AG	1,803	212,410
*	V-ZUG Holding AG	260	18,239
	Walliser Kantonalbank	485	61,223
	Warteck Invest AG	28	59,432
	Ypsomed Holding AG	401	141,548
	Zehnder Group AG	1,161	69,191
	Zug Estates Holding AG, Class B	41	78,856
	Zuger Kantonalbank AG	19	169,289
TOTAL SWITZERLAND			22,496,628
UNITED KINGDOM — (13.2%)
	4imprint Group PLC	3,540	242,752
*	888 Holdings PLC	8,734	8,503
	abrdn PLC	158,796	337,828
*	Accesso Technology Group PLC	3,718	25,811
	Advanced Medical Solutions Group PLC	19,397	51,687
	AG Barr PLC	14,305	102,782
	AJ Bell PLC	32,615	130,419
Ω	Alfa Financial Software Holdings PLC	12,585	27,425
	Alliance Pharma PLC	67,755	32,111
	Anglo-Eastern Plantations PLC	3,206	28,177
*	AO World PLC	19,619	22,547
	Argentex Group PLC	10,966	7,638

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Ascential PLC	55,165	$212,482
	Ashmore Group PLC	60,983	163,237
	Ashtead Technology Holdings PLC	4,312	35,906
#*	ASOS PLC	3,183	14,867
	Atalaya Mining PLC	2,708	11,890
*	Auction Technology Group PLC	7,425	51,262
	Avon Rubber PLC	5,744	67,805
	Babcock International Group PLC	113,326	647,686
Ω	Bakkavor Group PLC	18,363	22,125
	Balfour Beatty PLC	86,396	363,304
	Bank of Georgia Group PLC	5,671	272,047
	Beazley PLC	74,129	510,272
	Begbies Traynor Group PLC	14,548	20,172
	Bellway PLC	18,170	633,081
	Bloomsbury Publishing PLC	12,613	75,124
	Bodycote PLC	22,425	180,815
#*	boohoo Group PLC	115,749	53,217
	Breedon Group PLC	29,120	133,382
Ω	Bridgepoint Group PLC	13,180	44,884
	Britvic PLC	33,153	369,533
	Brooks Macdonald Group PLC	1,728	40,239
	Burford Capital Ltd.	23,738	361,622
	Bytes Technology Group PLC	29,801	247,397
	C&C Group PLC	46,348	89,966
*	Capita PLC	243,631	58,590
	Capricorn Energy PLC	20,225	37,120
*	Card Factory PLC	36,595	43,167
	Carr's Group PLC	9,024	14,542
	Castings PLC	4,744	21,677
	Centamin PLC	165,211	201,264
	Central Asia Metals PLC	23,942	50,234
	Chemring Group PLC	37,886	168,358
	Chesnara PLC	25,220	83,936
	Clarkson PLC	4,093	184,271
	Close Brothers Group PLC	20,123	138,317
Ω	CMC Markets PLC	20,029	34,460
	Coats Group PLC	226,657	205,941
	Cohort PLC	1,455	10,994
	Computacenter PLC	9,888	361,241
	Costain Group PLC	35,994	30,978
	Cranswick PLC	7,370	375,655
	Crest Nicholson Holdings PLC	39,673	104,822
	Currys PLC	128,950	80,624
	CVS Group PLC	9,671	206,447
*	Darktrace PLC	21,596	93,641
*	De La Rue PLC	18,851	20,795
*Ω	Deliveroo PLC	47,677	70,792
	DFS Furniture PLC	28,727	42,093
#*	Dialight PLC	1,573	3,297
	Diploma PLC	10,753	443,257
*	Direct Line Insurance Group PLC	143,281	305,755
	DiscoverIE Group PLC	13,083	129,162
	Domino's Pizza Group PLC	48,509	214,227
	dotdigital group PLC	39,655	49,048
	Dowlais Group PLC	22,228	25,391
	Dr Martens PLC	69,818	78,612
	Drax Group PLC	56,007	360,733
	DS Smith PLC	124,678	444,551
	Dunelm Group PLC	13,915	191,679

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	easyJet PLC	28,834	$201,868
	Ecora Resources PLC	27,228	31,204
	EKF Diagnostics Holdings PLC	40,219	15,373
*	Elementis PLC	93,313	167,234
	Energean PLC	15,023	180,509
*	EnQuest PLC	252,832	41,266
	Epwin Group PLC	39	39
*	Esken Ltd.	47,880	490
	Essentra PLC	31,043	68,010
	FDM Group Holdings PLC	12,308	72,258
	Fevertree Drinks PLC	1,634	20,841
	Firstgroup PLC	91,704	193,076
Ω	Forterra PLC	26,491	55,323
	Foxtons Group PLC	34,139	23,856
*	Frasers Group PLC	19,915	203,760
	Fresnillo PLC	6,790	45,416
*	Frontier Developments PLC	2,549	4,637
	Fuller Smith & Turner PLC, Class A	4,390	35,559
*	Fund Technologies PLC	1,867	29,667
*Ω	Funding Circle Holdings PLC	18,764	7,116
	Future PLC	4,970	44,537
	Galliford Try Holdings PLC	19,567	61,252
	Games Workshop Group PLC	4,534	567,929
	Gamma Communications PLC	10,921	165,183
	GB Group PLC	14,951	53,233
*	Gem Diamonds Ltd.	14,716	2,102
	Genel Energy PLC	20,214	18,528
	Genuit Group PLC	30,160	161,292
*	Georgia Capital PLC	5,754	81,719
	Gooch & Housego PLC	2,118	16,954
	Goodwin PLC	36	2,494
	Grafton Group PLC	30,552	375,463
	Grainger PLC	102,954	341,898
*	Greencore Group PLC	48,717	62,869
	Greggs PLC	13,228	445,589
	Gulf Keystone Petroleum Ltd.	29,820	39,541
*Ω	Gym Group PLC	22,995	30,983
	H&T Group PLC	4,686	22,075
	Halfords Group PLC	37,620	85,082
	Harbour Energy PLC	63,478	223,102
	Hargreaves Lansdown PLC	34,349	331,448
	Hargreaves Services PLC	1,423	8,553
	Harworth Group PLC	9,662	16,337
	Hays PLC	269,849	335,788
	Headlam Group PLC	13,204	34,477
	Helical PLC	15,637	40,477
*	Helios Towers PLC	87,185	87,144
	Henry Boot PLC	13,323	31,924
	Hikma Pharmaceuticals PLC	10,940	266,904
	Hill & Smith PLC	13,237	313,328
	Hilton Food Group PLC	9,754	96,785
	Hiscox Ltd.	34,829	457,122
*	Hochschild Mining PLC	37,929	49,867
	Hollywood Bowl Group PLC	21,065	79,758
*Ω	Hostelworld Group PLC	3,800	6,956
	Howden Joinery Group PLC	41,668	421,967
	Hunting PLC	21,793	90,502
Ω	Ibstock PLC	46,814	90,603
	IDOX PLC	36,392	30,869

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IG Group Holdings PLC	40,370	$362,770
	IMI PLC	13,389	283,975
	Impax Asset Management Group PLC	12,259	84,283
	Inchcape PLC	47,249	406,849
*	Indivior PLC	12,165	213,230
	IntegraFin Holdings PLC	41,048	153,081
	Intermediate Capital Group PLC	5,961	134,391
*	International Distributions Services PLC	82,471	288,351
	International Personal Finance PLC	52,018	79,245
	iomart Group PLC	16,597	30,959
	IP Group PLC	112,572	74,382
#*	IQE PLC	135,213	34,079
	ITV PLC	412,974	312,811
*	IWG PLC	116,707	276,571
*	J D Wetherspoon PLC	15,639	166,199
*	James Fisher & Sons PLC	6,723	28,843
	James Halstead PLC	42,326	105,566
	JET2 PLC	18,252	307,488
*	John Wood Group PLC	95,305	188,946
	Johnson Matthey PLC	8,929	183,544
	Johnson Service Group PLC	68,407	126,827
	Jupiter Fund Management PLC	65,869	65,936
*Ω	Just Eat Takeaway.com NV	5,536	83,380
	Just Group PLC	152,125	163,917
	Kainos Group PLC	8,664	125,751
	Keller Group PLC	11,585	128,325
*	Kier Group PLC	87,699	142,041
*	Kin & Carta PLC	10,513	18,075
	Kitwave Group PLC	3,322	11,585
	Lancashire Holdings Ltd.	35,221	270,625
	Learning Technologies Group PLC	50,592	51,602
	Liontrust Asset Management PLC	9,051	71,441
	London Investment Group PLC	2,089	9,457
	LSL Property Services PLC	11,392	38,080
Ω	Luceco PLC	8,203	14,290
	M&C Saatchi PLC	3,423	7,744
	Macfarlane Group PLC	19,165	30,674
	Man Group PLC	163,904	490,034
	Marks & Spencer Group PLC	259,437	810,558
	Marshalls PLC	3,910	13,875
*	Marston's PLC	82,294	32,764
*	McBride PLC	30,429	27,417
	Me Group International PLC	40,883	65,692
	Mears Group PLC	15,815	68,777
#*	Metro Bank Holdings PLC	24,939	11,297
	Midwich Group PLC	3,672	17,586
*	Mitchells & Butlers PLC	37,320	122,532
	Mitie Group PLC	182,589	237,912
	MJ Gleeson PLC	5,541	32,897
	Mobico Group PLC	75,728	81,947
	Moneysupermarket.com Group PLC	72,167	232,848
*	Moonpig Group PLC	26,607	56,300
	Morgan Advanced Materials PLC	39,964	136,868
	Morgan Sindall Group PLC	6,870	196,468
	Mortgage Advice Bureau Holdings Ltd.	4,749	51,191
*	Motorpoint group PLC	7,418	9,839
	Mountview Estates PLC	77	9,291
	MP Evans Group PLC	4,286	41,247
*	N Brown Group PLC	29,795	6,719

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	NCC Group PLC	43,338	$66,428
*Ω	Network International Holdings PLC	9,595	47,054
	Next 15 Group PLC	11,726	135,005
#*	Nexxen International Ltd.	6,705	17,401
*	Nexxen International Ltd., ADR	2,139	10,738
	Ninety One PLC	44,960	100,122
	NIOX Group PLC	12,752	9,686
	Norcros PLC	7,961	19,119
*Ω	On the Beach Group PLC	18,670	35,222
	OSB Group PLC	57,929	329,632
	Oxford Instruments PLC	7,482	209,162
	Pagegroup PLC	38,658	224,562
	Pan African Resources PLC	263,769	60,091
	Paragon Banking Group PLC	33,407	297,542
	PayPoint PLC	10,366	71,856
*	Pendragon PLC	178,766	82,166
	Pennon Group PLC	34,413	306,399
	Persimmon PLC	33,828	623,048
*	Petra Diamonds Ltd.	11,907	8,113
#*	Petrofac Ltd.	10,595	4,103
	Pets at Home Group PLC	62,931	222,878
	Pharos Energy PLC	20,801	5,650
*	Phoenix Spree Deutschland Ltd.	8,962	20,245
*	Playtech PLC	34,619	194,269
	Plus500 Ltd.	11,173	252,698
	Polar Capital Holdings PLC	10,376	59,635
	Porvair PLC	3,538	29,557
	PPHE Hotel Group Ltd.	2,621	40,869
	Premier Foods PLC	100,223	179,714
*	PureTech Health PLC	35,259	88,423
	PZ Cussons PLC	28,095	47,428
	QinetiQ Group PLC	70,252	317,274
Ω	Quilter PLC	153,973	204,477
*	Rank Group PLC	24,101	21,420
	Rathbones Group PLC	6,108	127,770
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	38,461
	Record PLC	11,865	10,533
	Redcentric PLC	6,137	10,475
	Redde Northgate PLC	33,311	149,571
	Redrow PLC	37,909	287,977
	Renew Holdings PLC	9,219	102,834
*	Renewi PLC	9,334	69,315
	Renishaw PLC	356	15,745
	RHI Magnesita NV	649	27,483
	Ricardo PLC	9,245	49,935
	Rightmove PLC	4,884	34,565
*	RM PLC	8,839	6,475
	Robert Walters PLC	6,706	37,130
	Rotork PLC	131,010	516,455
	RS Group PLC	37,664	373,211
	RWS Holdings PLC	19,833	59,920
	S&U PLC	1,186	30,867
*	S4 Capital PLC	37,994	21,185
Ω	Sabre Insurance Group PLC	31,411	61,379
*	Saga PLC	10,855	18,765
*	Savannah Energy PLC	107,834	35,873
	Savills PLC	18,326	234,088
	Senior PLC	59,262	118,646

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Serco Group PLC	147,642	$322,176
	Serica Energy PLC	30,512	81,552
	Severfield PLC	28,520	21,517
*	SIG PLC	100,181	41,564
*	Sigmaroc PLC	49,015	40,456
	Sirius Real Estate Ltd.	181,111	208,000
	Smart Metering Systems PLC	15,768	190,159
	Smiths News PLC	41,443	25,317
	Softcat PLC	16,254	296,687
*	SolGold PLC	101,626	10,096
	Spectris PLC	1,722	80,165
	Speedy Hire PLC	89,137	31,852
Ω	Spire Healthcare Group PLC	38,601	115,686
	Spirent Communications PLC	77,961	116,299
*	SSP Group PLC	103,612	294,878
	SThree PLC	17,971	92,991
	Strix Group PLC	17,224	15,718
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	7,101
*	Superdry PLC	8,233	2,054
*	Synthomer PLC	14,770	29,492
	Tate & Lyle PLC	52,039	410,635
	Taylor Wimpey PLC	128,265	239,470
	TBC Bank Group PLC	5,096	187,968
	Team Internet Group PLC	15,173	26,475
	Telecom Plus PLC	8,571	157,503
*	THG PLC	65,620	54,718
Ω	TI Fluid Systems PLC	41,232	74,771
	Topps Tiles PLC	21,096	12,040
	TP ICAP Group PLC	106,776	252,980
*Ω	Trainline PLC	11,449	47,902
	Travis Perkins PLC	33,001	329,168
*	Trellus Health PLC	1,748	105
	Tribal Group PLC	5,915	3,261
	Trifast PLC	13,605	12,114
	TT Electronics PLC	25,526	47,113
*	Tullow Oil PLC	184,703	72,395
	Tyman PLC	28,407	110,053
	Ultimate Products PLC	4,833	9,431
	Vanquis Banking Group PLC	33,877	50,683
	Vertu Motors PLC	37,928	31,680
	Vesuvius PLC	33,003	198,714
#*	Victoria PLC	1,594	5,633
	Victrex PLC	10,081	173,578
	Videndum PLC	9,739	40,526
	Virgin Money U.K. PLC	153,224	302,629
	Vistry Group PLC	43,036	544,375
	Volex PLC	16,946	67,893
	Volution Group PLC	27,412	150,078
	Vp PLC	3,850	29,135
*Ω	Watches of Switzerland Group PLC	28,683	135,081
	Watkin Jones PLC	29,876	18,765
	WH Smith PLC	17,076	260,942
	Wickes Group PLC	43,591	86,491
	Wilmington PLC	6,879	28,330
	Wincanton PLC	19,014	103,959
*	Xaar PLC	10,372	12,913
	XPS Pensions Group PLC	19,564	51,320
	Young & Co.'s Brewery PLC	1	9

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Young & Co.'s Brewery PLC, Class A	3,702	$48,140
	Zotefoams PLC	3,070	14,799
TOTAL UNITED KINGDOM			38,553,353
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	5,106	31,945
	Diversified Energy Co. PLC	5,749	66,298
#	Hut 8 Corp.	1,070	7,994
TOTAL UNITED STATES			106,237
TOTAL COMMON STOCKS			283,632,642
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 0.401%	1,245	63,995
	Einhell Germany AG, 1.871%	63	10,588
	FUCHS SE, 2.629%	9,860	432,198
	Jungheinrich AG, 2.184%	6,075	204,481
	Sixt SE, 9.669%	2,482	169,980
	STO SE & Co. KGaA, 3.439%	368	58,134
	Villeroy & Boch AG, 6.667%	1,074	20,892
TOTAL GERMANY			960,268
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	12,909	318
*	Highfield Resources Ltd. Warrants 06/19/2024	520	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	42,577	0
*	Rex Minerals Ltd. Rights 02/07/2024	13,688	0
TOTAL AUSTRALIA			318
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	7,475	0
*††	S Immo AG Rights	5,724	0
*	Strabag SE Rights	1,255	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0
JAPAN — (0.0%)
*	Japan Investment Adviser Co. Ltd. Rights 03/08/2024	1,100	3,931
NETHERLANDS — (0.0%)
#*	Avantium NV Rights 02/08/2024	2,577	643
SINGAPORE — (0.0%)
*	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	13,740	953
*	Ezion Holdings Ltd. Warrants	61,932	0
TOTAL SINGAPORE			953

VA International Small Portfolio
CONTINUED
	Shares	Value»

SWEDEN — (0.0%)
* Viaplay Group AB Rights 02/02/2024	43,252	$5,827
TOTAL RIGHTS/WARRANTS		11,672
TOTAL INVESTMENT SECURITIES (Cost $279,814,669)		284,604,582

			Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	666,081	7,705,230
TOTAL INVESTMENTS — (100.0%)
(Cost $287,519,659)^^			$292,309,812
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$20,080,130	$29,555	$20,109,685
Austria	—	3,719,121	—	3,719,121
Belgium	$80,855	4,173,563	—	4,254,418
Canada	31,023,109	66,037	—	31,089,146
China	180,450	19,931	—	200,381
Denmark	—	7,464,304	—	7,464,304
Finland	—	5,997,663	—	5,997,663
France	—	13,661,988	—	13,661,988
Germany	—	16,638,705	—	16,638,705
Hong Kong	—	5,285,955	5,747	5,291,702
Ireland	—	1,191,363	—	1,191,363
Israel	77,701	3,113,837	—	3,191,538
Italy	—	12,675,814	—	12,675,814
Japan	—	69,663,521	—	69,663,521
Netherlands	—	5,695,830	—	5,695,830
New Zealand	—	910,142	—	910,142
Norway	—	2,773,123	—	2,773,123
Portugal	—	1,084,085	—	1,084,085
Singapore	—	2,659,820	10,439	2,670,259
Spain	—	6,490,990	—	6,490,990
Sweden	12,209	7,690,437	—	7,702,646
Switzerland	—	22,496,628	—	22,496,628
United Kingdom	10,738	38,542,615	—	38,553,353
United States	7,994	98,243	—	106,237
Preferred Stocks
Germany	—	960,268	—	960,268
Rights/Warrants
Australia	—	318	—	318
Japan	—	3,931	—	3,931
Netherlands	—	643	—	643
Singapore	—	953	—	953
Sweden	—	5,827	—	5,827
Securities Lending Collateral	—	7,705,230	—	7,705,230
TOTAL	$31,393,056	$260,871,015	$45,741˂˃	$292,309,812

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	5.575%, 02/26/24	1,000	$996,244
BONDS — (26.9%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	6,200	6,142,032
Amazon.com, Inc.
	2.730%, 04/13/24	3,000	2,982,711
#	0.450%, 05/12/24	1,782	1,757,540
Asian Development Bank
	1.625%, 03/15/24	2,400	2,389,111
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	813	810,563
	0.375%, 05/27/24	1,550	1,525,104
CDP Financial, Inc.
	3.150%, 07/24/24	8,000	7,915,710
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
#(r)Ω	5.756%, 05/19/25	850	850,869
(r)	5.756%, 05/19/25	1,300	1,301,329
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.722%, 07/07/25	2,118	2,113,364
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
#(r)Ω	5.976%, 09/12/25	3,425	3,428,370
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.085%, 03/14/25	2,500	2,508,157
(r)	6.094%, 03/14/25	1,443	1,447,709
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.019%, 07/18/25	1,041	1,043,208
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.965%, 09/12/25	5,950	5,954,238
Erste Abwicklungsanstalt
	0.250%, 03/01/24	4,000	3,983,392
		Face Amount	Value†
		(000)

Export Development Canada
	2.625%, 02/21/24	965	$963,497
	0.496%, 04/08/24	400	396,296
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.614%, 03/22/24	4,000	4,000,400
Kommuninvest I Sverige AB
Ω	0.375%, 02/16/24	9,000	8,981,108
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	4,000	3,994,239
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.700%, 01/12/25	1,150	1,149,735
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.118%, 05/13/25	670	671,996
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.860%, FRN
(r)	6.215%, 06/09/25	3,500	3,516,076
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24	2,500	2,487,349
Nordea Bank Abp
Ω	0.625%, 05/24/24	4,000	3,940,872
OMERS Finance Trust
	2.500%, 05/02/24	2,000	1,984,958
Province of Manitoba
	2.600%, 04/16/24	101	100,404
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	4,500	4,485,192
Svensk Exportkredit AB
	0.375%, 03/11/24	2,000	1,988,880
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24	2,000	1,965,247
Westpac Banking Corp.
	3.300%, 02/26/24	9,520	9,505,500
TOTAL BONDS			96,285,156
U.S. TREASURY OBLIGATIONS — (32.3%)
U.S. Treasury Bills
∞	5.383%, 03/26/24	2,500	2,480,294

VA Short-Term Fixed Portfolio
CONTINUED
	Face Amount	Value†
	(000)

U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.420%, 07/31/25	31,350	$31,315,930
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.464%, 04/30/25	32,905	32,897,391
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r) 5.465%, 10/31/25	28,750	28,733,939
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.495%, 01/31/25	18,745	18,750,170
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.245%, FRN
(r) 5.540%, 01/31/26	1,500	1,500,815
TOTAL U.S. TREASURY OBLIGATIONS		115,678,539

COMMERCIAL PAPER — (39.3%)
Australia & New Zealand Banking Group Ltd.
Ω	5.843%, 03/25/24	1,200	1,190,316
Ω	5.735%, 05/15/24	1,250	1,230,921
Ω	5.781%, 05/15/24	1,250	1,230,921
Bank of Montreal
	5.580%, 02/07/24	1,500	1,498,454
	5.610%, 02/12/24	3,750	3,743,373
BNG Bank NV
Ω	5.551%, 03/08/24	1,000	994,506
Caisse d'Amortissement de la Dette Sociale
Ω	5.661%, 02/13/24	3,200	3,193,835
Ω	5.612%, 02/26/24	1,250	1,245,188
Ω	5.613%, 04/16/24	3,600	3,558,742
Caisse des Depots et Consignations
Ω	5.455%, 03/21/24	3,000	2,977,556
	5.663%, 05/02/24	0	0
Ω	5.663%, 05/02/24	3,600	3,550,825
Ω	5.609%, 05/13/24	1,800	1,772,613
Ω	5.446%, 04/16/24	1,750	1,730,045
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	1,625	1,594,782
		Face Amount	Value†
		(000)
Cooperatieve Rabobank UA
	5.480%, 02/07/24	150	$149,846
	5.560%, 02/07/24	750	749,229
DBS Bank Ltd.
Ω	5.467%, 04/24/24	2,850	2,813,864
DNB Bank ASA
Ω	5.737%, 02/23/24	1,400	1,395,292
Ω	5.596%, 05/28/24	2,000	1,965,836
Ω	5.704%, 06/17/24	3,000	2,940,467
Erste Abwicklungsanstalt
Ω	5.424%, 03/07/24	500	497,318
Ω	5.429%, 03/07/24	3,000	2,983,908
Export Development Canada
	5.400%, 03/04/24	1,750	1,741,490
FMS Wertmanagement
Ω	5.400%, 02/08/24	500	499,414
Ω	5.550%, 02/08/24	500	499,414
Hydro-Quebec
Ω	5.455%, 03/13/24	5,250	5,217,452
Kreditanstalt fuer Wiederaufbau
Ω	5.729%, 03/12/24	2,000	1,988,021
Ω	5.737%, 04/05/24	1,350	1,337,223
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	1,500	1,498,673
Ω	5.785%, 05/20/24	697	685,783
Ω	5.787%, 05/23/24	1,304	1,282,476
Ω	5.788%, 05/23/24	2,850	2,802,957
Ω	5.481%, 04/09/24	860	851,219
Ω	5.463%, 04/12/24	2,500	2,473,370
National Australia Bank Ltd.
Ω	5.813%, 03/04/24	750	746,339
Ω	5.903%, 05/07/24	1,250	1,231,769
Ω	5.879%, 05/06/24	2,000	1,971,125
Ω	5.466%, 04/15/24	500	494,380
Ω	5.801%, 04/15/24	350	346,066
National Securities Clearing Corp.
Ω	5.460%, 02/28/24	5,500	5,477,164
Ω	5.450%, 02/29/24	3,000	2,986,845
Ω	5.739%, 04/22/24	2,000	1,975,494
Nestle Finance International Ltd.
Ω	5.539%, 04/30/24	3,000	2,960,775
NRW Bank
Ω	5.520%, 02/28/24	3,000	2,987,706
Ω	5.777%, 03/06/24	1,000	994,876
	5.722%, 02/16/24	0	0
Ω	5.753%, 03/18/24	3,000	2,979,359
Ω	5.719%, 02/16/24	3,000	2,992,986
	5.611%, 03/06/24	0	0
Oesterreichische Kontrollbank AG
	5.650%, 02/12/24	1,400	1,397,515

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
	5.736%, 04/05/24	4,300	$4,258,062
Province Of Alberta
Ω	5.677%, 02/26/24	5,500	5,478,915
Ω	5.669%, 02/28/24	750	746,903
Ω	5.672%, 02/28/24	2,500	2,489,677
Ω	5.411%, 04/25/24	1,500	1,481,188
PSP Capital, Inc.
Ω	5.761%, 04/02/24	3,100	3,071,063
Ω	5.750%, 04/10/24	1,000	989,539
Ω	5.731%, 05/13/24	2,200	2,166,967
Quebec Govt
Ω	5.448%, 03/18/24	5,000	4,965,496
Sanofi SA
Ω	5.440%, 03/15/24	4,500	4,470,714
Ω	5.450%, 03/28/24	4,500	4,462,145
Ω	5.451%, 03/28/24	1,500	1,487,382
Toronto-Dominion Bank
Ω	5.913%, 05/09/24	700	689,761
Ω	5.571%, 03/12/24	3,400	3,379,434
Ω	5.574%, 03/21/24	1,225	1,215,931
Ω	5.452%, 04/26/24	970	957,685
United Overseas Bank Ltd.
Ω	5.721%, 05/16/24	2,500	2,460,687
Ω	5.420%, 03/15/24	2,150	2,135,917
Westpac Banking Corp.
Ω	5.414%, 02/20/24	500	498,541
TOTAL COMMERCIAL PAPER (Cost $140,828,668)			140,833,735
TOTAL INVESTMENT SECURITIES (Cost $353,936,647)			353,793,674

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	1,402,763	$1,402,763
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	248,128	2,870,344
TOTAL INVESTMENTS — (100.0%)
(Cost $358,209,754)^^			$358,066,781
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$996,244	—	$996,244
Bonds	—	96,285,156	—	96,285,156
U.S. Treasury Obligations	—	115,678,539	—	115,678,539
Commercial Paper	—	140,833,735	—	140,833,735
Temporary Cash Investments	$1,402,763	—	—	1,402,763
Securities Lending Collateral	—	2,870,344	—	2,870,344
TOTAL	$1,402,763	$356,664,018	—	$358,066,781

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	5.575%, 02/26/24		1,000	$996,244
BONDS — (55.1%)
AUSTRALIA — (8.1%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	500	322,357
	4.050%, 05/12/25	AUD	700	456,466
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 0.920%, FRN, 5.267%, 11/04/25	AUD	2,000	1,318,926
(r)	3M Swap + 0.830%, FRN, 5.188%, 03/31/26	AUD	1,500	986,654
(r)	3M Swap + 0.970%, FRN, 5.389%, 05/12/27	AUD	500	329,510
(r)	3M Swap + 1.200%, FRN, 5.547%, 11/04/27	AUD	500	331,954
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	1,500	979,297
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.094%, 03/14/25		943	946,077
(r)Ω	SOFR + 0.400%, FRN, 5.722%, 07/07/25		1,630	1,626,432
(r)	3M Swap + 0.800%, FRN, 5.183%, 08/18/25	AUD	1,000	658,231
(r)	3M Swap + 0.900%, FRN, 5.250%, 01/13/26	AUD	2,500	1,647,506
(r)	3M Swap + 0.700%, FRN, 5.050%, 01/14/27	AUD	1,000	654,313
(r)	3M Swap + 1.150%, FRN, 5.500%, 01/13/28	AUD	1,500	993,358
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	800	854,798
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	2.350%, 02/25/25	AUD	500	$320,498
	3.900%, 05/30/25	AUD	2,000	1,301,302
	2.900%, 02/25/27	AUD	500	312,326
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.380%, FRN, 5.700%, 01/12/25		250	249,942
(r)	3M Swap + 0.770%, FRN, 5.116%, 01/21/25	AUD	700	460,544
(r)Ω	SOFR + 0.760%, FRN, 6.118%, 05/13/25		1,460	1,464,349
(r)	3M Swap + 0.900%, FRN, 5.267%, 05/30/25	AUD	2,500	1,647,640
(r)	3M Swap + 0.920%, FRN, 5.298%, 11/25/25	AUD	1,500	989,174
(r)	3M Swap + 0.780%, FRN, 5.199%, 05/12/26	AUD	1,000	657,034
(r)	3M Swap + 1.200%, FRN, 5.578%, 11/25/27	AUD	500	331,774
Westpac Banking Corp.
	3.300%, 02/26/24		1,323	1,320,985
	2.700%, 03/17/25	AUD	700	449,819
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.880%, FRN, 5.268%, 08/16/24	AUD	100	65,777
(r)	3M Swap + 0.690%, FRN, 5.053%, 03/17/25	AUD	1,200	788,706
(r)	3M Swap + 0.800%, FRN, 5.219%, 08/11/25	AUD	2,500	1,645,166
(r)	3M Swap + 0.950%, FRN, 5.369%, 11/11/25	AUD	500	329,805
(r)	3M Swap + 0.750%, FRN, 5.138%, 02/16/26	AUD	1,000	657,054
(r)	3M Swap + 0.700%, FRN, 5.052%, 01/25/27	AUD	500	327,011

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.230%, FRN, 5.649%, 11/11/27	AUD	1,500	$995,909
(r)	3M Swap + 0.980%, FRN, 5.368%, 02/16/28	AUD	500	328,976
TOTAL AUSTRALIA				26,749,670
BELGIUM — (1.3%)
Dexia SA
Δ	0.000%, 05/29/24	EUR	800	853,923
	0.500%, 07/16/24		3,500	3,421,425
Kingdom of Belgium Government Bonds
	2.600%, 06/22/24	EUR	100	107,561
TOTAL BELGIUM				4,382,909
CANADA — (9.0%)
Bank of Montreal
	2.700%, 09/11/24	CAD	300	219,993
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	2,600	1,912,178
Canada Government Bonds
	0.750%, 02/01/24	CAD	2,400	1,784,831
	2.250%, 03/01/24	CAD	600	445,297
	1.500%, 05/01/24	CAD	2,800	2,064,725
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	1,100	811,437
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 5.756%, 05/19/25		2,500	2,502,556
CPPIB Capital, Inc.
	0.375%, 06/20/24	EUR	2,900	3,093,257
CPPIB Capital, Inc.
(r)Ω	SOFR + 1.250%, FRN, 6.606%, 03/11/26		850	865,286
Export Development Canada
	2.625%, 02/21/24		55	54,914
OMERS Finance Trust
	2.500%, 05/02/24		290	287,819
Province of Alberta
	3.100%, 06/01/24	CAD	1,300	960,508
Province of Manitoba
	2.600%, 04/16/24		1,500	1,491,143
	3.300%, 06/02/24	CAD	1,000	739,395
Province of Ontario
	3.200%, 05/16/24		300	298,035
	3.500%, 06/02/24	CAD	600	443,874
	0.375%, 06/14/24	EUR	600	640,123
Province of Quebec
	2.500%, 04/09/24		3,329	3,310,586
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Province of Saskatchewan
	3.200%, 06/03/24	CAD	1,100	$813,114
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	3,100	2,298,628
	Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	6,400	4,718,420
	TOTAL CANADA			29,756,119
DENMARK — (0.4%)
Kommunekredit
	0.250%, 02/16/24	EUR	500	539,566
	2.000%, 06/25/24	GBP	600	750,383
	TOTAL DENMARK			1,289,949
FINLAND — (1.3%)
Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	900	969,294
	0.875%, 12/16/24	GBP	1,001	1,224,290
	Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.346%, 07/15/26		1,900	1,926,505
	TOTAL FINLAND			4,120,089
FRANCE — (2.1%)
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24		417	415,750
	0.375%, 05/27/24		1,000	983,938
	Caisse des Depots et Consignations, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.701%, 05/03/26		3,200	3,195,712
French Republic Government Bonds OAT
Δ	0.000%, 03/25/24	EUR	300	322,379
	2.250%, 05/25/24	EUR	300	322,551
	Region of Ile de France
	3.625%, 03/27/24	EUR	200	215,883
	Societe Nationale SNCF SACA
	4.625%, 02/02/24	EUR	750	810,525
	Unedic Asseo
	2.375%, 05/25/24	EUR	600	645,006
	TOTAL FRANCE			6,911,744
GERMANY — (3.1%)
	Erste Abwicklungsanstalt
	0.250%, 03/01/24		1,800	1,792,526
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		3,033	3,017,321
	0.875%, 07/18/24	GBP	100	124,259

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	2.000%, 07/23/24		3,181	$3,130,619
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	500	319,683
	4.250%, 01/09/25	AUD	1,000	655,071
	Siemens Financieringsmaatschappij NV
Ω	3.125%, 03/16/24		400	398,767
	State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	700	853,943
	TOTAL GERMANY			10,292,189
IRELAND — (1.3%)
Ireland Government Bonds
	3.400%, 03/18/24	EUR	4,050	4,374,273
NETHERLANDS — (2.6%)
BNG Bank NV
	2.000%, 04/12/24	GBP	700	881,491
	0.250%, 06/07/24	EUR	700	747,383
Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.700%, FRN, 6.019%, 07/18/25		1,109	1,111,352
(r)	3M Swap + 0.880%, FRN, 5.246%, 05/22/26	AUD	500	328,628
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		400	397,976
	2.000%, 12/16/24	GBP	950	1,171,971
Shell International Finance BV
	1.125%, 04/07/24	EUR	610	655,727
	0.500%, 05/11/24	EUR	400	428,100
	0.750%, 05/12/24	EUR	2,800	2,999,126
	TOTAL NETHERLANDS			8,721,754
NEW ZEALAND — (0.9%)
	New Zealand Government Bonds
	0.500%, 05/15/24	NZD	600	361,645
	New Zealand Local Government Funding Agency Bonds
	2.250%, 04/15/24	NZD	4,500	2,731,728
	TOTAL NEW ZEALAND			3,093,373
			Face Amount^	Value†
			(000)

NORWAY — (2.0%)
Kommunalbanken AS
	2.750%, 02/05/24		400	$399,908
	2.000%, 06/19/24		500	493,640
	4.250%, 07/16/25	AUD	500	327,311
	0.600%, 06/01/26	AUD	1,600	963,852
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.354%, 06/17/26		2,000	2,028,420
Norway Government Bonds
	3.000%, 03/14/24	NOK	24,500	2,324,708
TOTAL NORWAY				6,537,839
SINGAPORE — (1.1%)
DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.850%, FRN
(r)	5.213%, 06/16/25	AUD	500	329,018
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.965%, 09/12/25		2,000	2,001,424
United Overseas Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.350%, FRN, 4.733%, 05/20/24	AUD	500	327,982
(r)	3M Swap + 0.590%, FRN, 4.946%, 10/27/25	AUD	1,600	1,048,412
TOTAL SINGAPORE				3,706,836
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.5%)
African Development Bank
	4.750%, 03/06/24	AUD	500	328,053
	4.000%, 01/10/25	AUD	500	326,522
Asian Development Bank
	1.625%, 03/15/24		2,903	2,889,829
	0.375%, 06/11/24		600	589,453
	3.750%, 03/12/25	AUD	1,000	651,692
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.360%, 08/27/26		1,842	1,873,443
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	500	304,438
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.981%, 08/16/27		3,000	3,009,336

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	5.536%, 04/14/26		204	$203,651
European Financial Stability Facility
	2.125%, 02/19/24	EUR	2,000	2,159,602
Δ	0.000%, 04/19/24	EUR	3,300	3,538,272
	1.750%, 06/27/24	EUR	1,647	1,766,778
European Investment Bank
Δ	0.000%, 03/15/24	EUR	133	143,118
	4.125%, 04/15/24	EUR	200	216,291
	0.750%, 09/09/24	NOK	15,000	1,394,141
European Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.359%, 05/21/28		400	410,638
European Stability Mechanism
	0.125%, 04/22/24	EUR	3,052	3,272,616
European Union
	1.875%, 04/04/24	EUR	200	215,446
Inter-American Development Bank
	3.000%, 02/21/24		454	453,373
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.524%, 09/16/26		1,000	996,470
(r)	SOFR + 0.350%, FRN, 5.703%, 10/04/27		2,671	2,666,566
(r)	SOFR + 0.270%, FRN, 5.624%, 03/20/28		1,400	1,392,428
(r)	SOFR + 0.350%, FRN, 5.702%, 10/05/28		4,220	4,220,219
International Bank for Reconstruction & Development
	2.500%, 03/19/24		3,914	3,898,643
	1.800%, 07/26/24	CAD	353	258,523
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.180%, FRN, 5.534%, 06/15/26		1,000	997,901
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.370%, FRN, 5.716%, 01/12/27		650	$651,632
(r)	SOFR + 0.430%, FRN, 5.790%, 08/19/27		1,350	1,355,009
International Finance Corp.
	1.375%, 09/13/24	CAD	130	94,579
Nordic Investment Bank
	1.500%, 03/13/25	NOK	2,000	184,060
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.361%, 05/12/26		650	660,145
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				41,122,867
SWEDEN — (5.6%)
Kommuninvest I Sverige AB
	0.375%, 02/16/24		300	299,373
Ω	1.375%, 05/08/24		3,200	3,164,941
Ω	2.875%, 07/03/24		1,183	1,170,879
	1.000%, 10/02/24	SEK	19,000	1,788,824
	1.000%, 05/12/25	SEK	14,000	1,303,008
Svensk Exportkredit AB
#	0.375%, 03/11/24		2,000	1,988,880
#	0.375%, 07/30/24		3,000	2,928,661
	3.625%, 09/03/24		2,100	2,079,799
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26		1,330	1,349,087
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		1,250	1,228,279
	0.125%, 06/18/24	EUR	1,000	1,064,952
TOTAL SWEDEN				18,366,683
UNITED STATES — (3.8%)
Amazon.com, Inc.
	2.730%, 04/13/24		3,750	3,728,389
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	2,100	2,234,652
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		2,600	2,591,444
#Ω	3.350%, 09/30/24		2,000	1,975,273
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.100%, 11/13/26		600	602,815

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Sanofi SA
	0.625%, 04/05/24	EUR	1,200	$1,289,313
TOTAL UNITED STATES				12,421,886
TOTAL BONDS				181,848,180
U.S. TREASURY OBLIGATIONS — (16.0%)
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25		2,000	1,999,538
(r)	3M USTMMR + 0.125%, FRN, 5.420%, 07/31/25		14,500	14,484,242
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25		29,500	29,483,520
(r)	3M USTMMR + 0.245%, FRN, 5.540%, 01/31/26		7,000	7,003,801
TOTAL U.S. TREASURY OBLIGATIONS				52,971,101
COMMERCIAL PAPER — (24.1%)
AUSTRALIA — (1.7%)
Australia & New Zealand Banking Group Ltd.
Ω	5.863%, 02/20/24		2,000	1,994,077
Ω	5.873%, 02/20/24		1,600	1,595,261
Ω	5.871%, 02/22/24		2,000	1,993,482
TOTAL AUSTRALIA				5,582,820
AUSTRIA — (1.0%)
Oesterreichische Kontrollbank AG
	5.650%, 02/12/24		800	798,580
	5.736%, 04/05/24		2,500	2,475,618
TOTAL AUSTRIA				3,274,198
CANADA — (4.0%)
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24		1,250	1,226,756
CDP Financial, Inc.
Ω	5.550%, 03/11/24		1,500	1,491,089
Ω	5.778%, 04/10/24		2,000	1,978,909
Province of Alberta
Ω	5.807%, 04/19/24		2,000	1,976,679
Province Of Alberta
Ω	5.669%, 02/28/24		2,250	2,240,709
PSP Capital, Inc.
Ω	5.380%, 02/08/24		2,000	1,997,653
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Toronto-Dominion Bank
Ω	5.559%, 03/05/24	2,375	$2,363,121
TOTAL CANADA			13,274,916
FRANCE — (2.0%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.587%, 02/01/24	1,350	1,349,801
Ω	5.612%, 02/26/24	1,725	1,718,360
Caisse des Depots et Consignations
Ω	5.736%, 03/01/24	1,000	995,550
Ω	5.750%, 03/26/24	1,000	991,714
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	1,500	1,498,673
TOTAL FRANCE			6,554,098
GERMANY — (2.2%)
NRW Bank
Ω	5.709%, 02/09/24	700	699,080
Ω	5.703%, 02/12/24	1,000	998,247
Ω	5.714%, 02/20/24	2,500	2,492,690
Ω	5.741%, 03/04/24	1,800	1,791,305
Ω	5.611%, 03/06/24	1,250	1,243,595
TOTAL GERMANY			7,224,917
NETHERLANDS — (2.4%)
BNG Bank NV
Ω	5.551%, 03/08/24	500	497,253
Cooperatieve Rabobank UA
	5.570%, 02/12/24	5,000	4,991,195
	5.618%, 06/04/24	2,100	2,061,740
Nederlandse Waterschapsbank NV
Ω	5.559%, 02/26/24	500	498,071
TOTAL NETHERLANDS			8,048,259
NORWAY — (1.5%)
DNB Bank ASA
Ω	5.870%, 04/23/24	1,500	1,481,806
Ω	5.892%, 05/16/24	1,000	984,594
Ω	5.789%, 05/09/24	2,500	2,463,945
TOTAL NORWAY			4,930,345
SINGAPORE — (0.9%)
United Overseas Bank Ltd.
Ω	5.600%, 02/27/24	3,000	2,987,968
UNITED STATES — (8.4%)
Bank of Montreal
	5.580%, 03/25/24	2,500	2,480,028
	5.817%, 05/16/24	2,500	2,460,786

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Caisse des Depots et Consignations
Ω	0.016%, 05/15/24		3,100	$3,051,962
Cooperatieve Rabobank UA
	5.480%, 02/07/24		1,000	998,972
Kreditanstalt fuer Wiederaufbau
Ω	5.520%, 02/05/24		4,000	3,997,104
National Securities Clearing Corp.
Ω	5.460%, 02/02/24		2,500	2,499,263
Ω	5.470%, 03/12/24		1,750	1,739,342
Ω	5.739%, 04/22/24		2,000	1,975,494
Ω	5.739%, 04/29/24		3,000	2,960,388
Ω	5.677%, 05/07/24		850	837,787
Nederlandse Waterschapsbank NV
Ω	5.562%, 04/02/24		2,000	1,981,425
Ω	5.561%, 04/02/24		1,825	1,808,051
NRW Bank
Ω	5.719%, 02/16/24		1,000	997,662
TOTAL UNITED STATES				27,788,264
TOTAL COMMERCIAL PAPER (Cost $79,659,802)				79,665,785
FOREIGN SOVEREIGN OBLIGATIONS — (4.4%)
CANADA — (1.3%)
Canada Treasury Bills
∞	5.019%, 03/14/24	CAD	5,150	3,808,192
		Face Amount^	Value†
		(000)

CANADA — (Continued)
∞ 5.172%, 02/01/24	CAD	600	$446,217
TOTAL CANADA			4,254,409
SWEDEN — (0.6%)
Sweden Treasury Bills
∞ 4.022%, 03/20/24	SEK	20,000	1,911,871
UNITED KINGDOM — (2.5%)
U.K. Treasury Bills
∞ 5.287%, 03/11/24	GBP	4,800	6,049,301
∞ 5.276%, 03/18/24	GBP	1,750	2,203,281
TOTAL UNITED KINGDOM			8,252,582
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			14,418,862
TOTAL INVESTMENT SECURITIES (Cost $330,280,365)			329,900,172

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	18,369	212,490
TOTAL INVESTMENTS — (100.0%)
(Cost $330,492,837)^^			$330,112,662
As of January 31, 2024, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,164,638	NOK	22,267,934	Citibank, N.A.	02/05/24	$47,199
USD	2,470,589	SEK	25,285,558	Citibank, N.A.	02/12/24	39,861
USD	3,179,854	NZD	5,083,123	Citibank, N.A.	02/12/24	72,756
USD	17,281,382	EUR	15,767,638	Morgan Stanley and Co. International	02/12/24	234,224
USD	12,205,552	AUD	18,164,054	State Street Bank and Trust	02/12/24	285,156
USD	2,906	AUD	4,407	Citibank, N.A.	02/16/24	14
USD	7,818,864	AUD	11,830,156	State Street Bank and Trust	02/16/24	54,145
USD	2,990,833	SGD	4,000,000	State Street Bank and Trust	03/14/24	3,631
USD	20,297,599	EUR	18,521,101	Morgan Stanley and Co. International	04/02/24	230,760
Total Appreciation						$967,746
GBP	2,397,485	USD	3,043,019	Citibank, N.A.	02/05/24	$(4,616)
USD	16,272,188	GBP	12,865,220	HSBC Bank	02/05/24	(32,284)

VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	1,742,831	USD	1,167,708	Citibank, N.A.	02/12/24	$(23,953)
USD	7,810,120	AUD	11,899,839	Citibank, N.A.	02/15/24	(77)
USD	2,205,097	CAD	2,979,343	Citibank, N.A.	02/15/24	(11,335)
USD	4,507,789	CAD	6,093,635	Morgan Stanley and Co. International	02/15/24	(25,468)
USD	2,236,531	NOK	23,564,520	Citibank, N.A.	02/20/24	(5,023)
NOK	4,037,995	USD	387,763	Citibank, N.A.	02/20/24	(3,652)
USD	15,113,499	CAD	20,364,259	HSBC Bank	02/21/24	(37,338)
USD	2,579,739	SEK	26,948,798	Societe Generale	02/21/24	(11,815)
SGD	4,000,000	USD	3,015,593	Societe Generale	03/14/24	(28,392)
EUR	1,151,069	USD	1,262,998	Australia and New Zealand Bank	04/02/24	(15,862)
EUR	91,255	USD	99,154	Citibank, N.A.	04/02/24	(283)
EUR	818,468	USD	889,306	State Street Bank and Trust	04/02/24	(2,530)
Total (Depreciation)						$(202,628)
Total Appreciation (Depreciation)						$765,118
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$996,244	—	$996,244
Bonds
Australia	—	26,749,670	—	26,749,670
Belgium	—	4,382,909	—	4,382,909
Canada	—	29,756,119	—	29,756,119
Denmark	—	1,289,949	—	1,289,949
Finland	—	4,120,089	—	4,120,089
France	—	6,911,744	—	6,911,744
Germany	—	10,292,189	—	10,292,189
Ireland	—	4,374,273	—	4,374,273
Netherlands	—	8,721,754	—	8,721,754
New Zealand	—	3,093,373	—	3,093,373
Norway	—	6,537,839	—	6,537,839
Singapore	—	3,706,836	—	3,706,836
Supranational Organization Obligations	—	41,122,867	—	41,122,867
Sweden	—	18,366,683	—	18,366,683
United States	—	12,421,886	—	12,421,886
U.S. Treasury Obligations	—	52,971,101	—	52,971,101
Commercial Paper	—	79,665,785	—	79,665,785
Foreign Sovereign Obligations	—	14,418,862	—	14,418,862
Securities Lending Collateral	—	212,490	—	212,490
Forward Currency Contracts**	—	765,118	—	765,118
TOTAL	—	$330,877,780	—	$330,877,780
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
3.625%, 04/15/28	8,992	$18,338,140
2.500%, 01/15/29	12,450	18,502,851
3.875%, 04/15/29	8,940	18,478,951
3.375%, 04/15/32	7,520	14,623,943
2.125%, 02/15/40	6,000	8,760,841
2.125%, 02/15/41	5,900	8,510,350
0.750%, 02/15/42	4,800	5,309,627
0.625%, 02/15/43	4,000	4,186,094
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	15,150	17,849,978
0.875%, 01/15/29	16,200	18,951,421
0.250%, 07/15/29	1,650	1,843,679
0.125%, 01/15/30	16,450	17,945,241
0.125%, 07/15/30	3,200	3,492,306
0.125%, 01/15/31	10,214	10,855,763
0.125%, 07/15/31	11,950	12,271,375
0.125%, 01/15/32	12,400	12,155,375
1.125%, 01/15/33	500	490,358
TOTAL U.S. TREASURY OBLIGATIONS Cost ($206,681,429)		192,566,293
TOTAL INVESTMENTS — (100.0%)
(Cost $206,681,429)^^		$192,566,293
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$192,566,293	—	$192,566,293
TOTAL	—	$192,566,293	—	$192,566,293

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,940,910	$63,351,298
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,674,586	24,445,718
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,504,510	24,418,972
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,523,826	23,025,012
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	629,945	22,917,393
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	475,364	10,291,632
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	944,043	9,515,955
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	979,054	9,506,616
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	138,042	4,519,509
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	195,434	2,620,764
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	55,632	2,079,515
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	203,359	725,993
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $147,896,414)		$197,418,377

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $108,351)	108,351	108,351
TOTAL INVESTMENTS — (100.0%) (Cost $148,004,765)^^		$197,526,728
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$197,418,377	—	—	$197,418,377
Temporary Cash Investments	108,351	—	—	108,351
TOTAL	$197,526,728	—	—	$197,526,728

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (0.2%)
*	Charter Communications, Inc., Class A	15,969	$5,919,868
*	Live Nation Entertainment, Inc.	453	40,249
TOTAL COMMUNICATION SERVICES			5,960,117
CONSUMER DISCRETIONARY — (15.9%)
*	Amazon.com, Inc.	872,958	135,483,082
	Best Buy Co., Inc.	41,302	2,993,982
*	Booking Holdings, Inc.	8,484	29,757,376
*	Burlington Stores, Inc.	23,574	4,506,170
*	Chipotle Mexican Grill, Inc.	1,190	2,866,436
	Darden Restaurants, Inc.	58,387	9,492,558
*	Deckers Outdoor Corp.	1,826	1,376,311
*	Expedia Group, Inc.	70,338	10,433,236
	Hilton Worldwide Holdings, Inc.	37,349	7,132,165
	Home Depot, Inc.	357,115	126,047,310
	Las Vegas Sands Corp.	39,436	1,929,209
*	Lululemon Athletica, Inc.	16,356	7,422,680
	Marriott International, Inc., Class A	76,267	18,283,488
	McDonald's Corp.	13,256	3,880,296
	NIKE, Inc., Class B	194,137	19,710,730
	Pool Corp.	17,484	6,490,935
	Ross Stores, Inc.	215,158	30,182,364
*	Royal Caribbean Cruises Ltd.	63,032	8,036,580
	Starbucks Corp.	343,683	31,972,830
	TJX Cos., Inc.	193,089	18,326,077
	Tractor Supply Co.	67,755	15,217,773
*	Ulta Beauty, Inc.	17,504	8,787,883
	Williams-Sonoma, Inc.	4,016	776,654
	Yum! Brands, Inc.	12,200	1,579,778
TOTAL CONSUMER DISCRETIONARY			502,685,903
CONSUMER STAPLES — (10.3%)
	Albertsons Cos., Inc., Class A	66,010	1,400,732
	Altria Group, Inc.	352,933	14,159,672
*	BJ's Wholesale Club Holdings, Inc.	11,954	769,120
#	Brown-Forman Corp., Class A	6,774	381,850
	Clorox Co.	71,957	10,451,754
	Coca-Cola Co.	810,709	48,229,078
	Colgate-Palmolive Co.	107,965	9,090,653
	Costco Wholesale Corp.	19,829	13,778,776
	Dollar General Corp.	12,959	1,711,495
	Estee Lauder Cos., Inc., Class A	970	128,030
	Hershey Co.	37,890	7,333,231
	Kenvue, Inc.	192,743	4,001,345
	Kimberly-Clark Corp.	106,176	12,844,111
	Lamb Weston Holdings, Inc.	67,768	6,942,154
	PepsiCo, Inc.	481,297	81,112,984
	Procter & Gamble Co.	561,330	88,207,396
	Sysco Corp.	300,060	24,283,856
	Target Corp.	3,153	438,519
TOTAL CONSUMER STAPLES			325,264,756

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (1.2%)
	APA Corp.	124,779	$3,909,326
	Cheniere Energy, Inc.	150,673	24,708,865
	Targa Resources Corp.	94,059	7,991,253
	Texas Pacific Land Corp.	241	352,180
TOTAL ENERGY			36,961,624
FINANCIALS — (10.4%)
	Ameriprise Financial, Inc.	58,942	22,800,534
	Aon PLC, Class A	60,490	18,052,031
	Erie Indemnity Co., Class A	100	34,583
*	FleetCor Technologies, Inc.	424	122,930
	LPL Financial Holdings, Inc.	28,847	6,899,914
	Marsh & McLennan Cos., Inc.	93,296	18,084,497
	Mastercard, Inc., Class A	304,329	136,713,717
	Moody's Corp.	35,508	13,920,556
	Visa, Inc., Class A	411,693	112,499,229
TOTAL FINANCIALS			329,127,991
HEALTH CARE — (11.8%)
	AbbVie, Inc.	593,808	97,622,035
	Amgen, Inc.	190,975	60,015,804
	Cardinal Health, Inc.	59,256	6,470,163
	Cencora, Inc.	110,420	25,692,526
*	Edwards Lifesciences Corp.	3	235
	Eli Lilly & Co.	186,408	120,346,869
	HCA Healthcare, Inc.	32,550	9,924,495
*	IDEXX Laboratories, Inc.	37,692	19,414,395
*	IQVIA Holdings, Inc.	30,358	6,321,446
	Johnson & Johnson	21,387	3,398,394
*	Mettler-Toledo International, Inc.	1,497	1,792,194
*	Waters Corp.	15,386	4,888,286
	West Pharmaceutical Services, Inc.	367	136,902
	Zoetis, Inc.	98,882	18,571,028
TOTAL HEALTH CARE			374,594,772
INDUSTRIALS — (16.1%)
	3M Co.	177,599	16,756,466
	Allegion PLC	34,897	4,323,389
	Automatic Data Processing, Inc.	103,900	25,536,542
*	Boeing Co.	82,836	17,481,709
	Booz Allen Hamilton Holding Corp.	52,858	7,440,821
	Broadridge Financial Solutions, Inc.	70,417	14,379,151
	Caterpillar, Inc.	148,990	44,743,187
	CH Robinson Worldwide, Inc.	32,945	2,770,345
	Cintas Corp.	23,873	14,432,900
	Deere & Co.	15,293	6,019,019
	Expeditors International of Washington, Inc.	12,767	1,612,855
	Fastenal Co.	238,536	16,275,311
	Ferguson PLC	105,511	19,821,296
	Honeywell International, Inc.	189,436	38,315,325
	Illinois Tool Works, Inc.	73,283	19,119,535
	Lennox International, Inc.	17,127	7,333,096
	Lincoln Electric Holdings, Inc.	4,875	1,083,323
	Lockheed Martin Corp.	62,304	26,753,961
	Masco Corp.	101,751	6,846,825
	Old Dominion Freight Line, Inc.	52,420	20,497,268
	Paychex, Inc.	151,690	18,465,224
	Rockwell Automation, Inc.	44,308	11,222,330

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rollins, Inc.	75,167	$3,255,483
	Trane Technologies PLC	36,230	9,131,771
	Union Pacific Corp.	201,847	49,236,539
	United Parcel Service, Inc., Class B	186,275	26,432,422
	Verisk Analytics, Inc.	95,607	23,091,959
	Vertiv Holdings Co., Class A	170,425	9,600,040
	Waste Management, Inc.	122,177	22,679,717
	WW Grainger, Inc.	27,978	25,058,216
*	XPO, Inc.	18,858	1,611,228
TOTAL INDUSTRIALS			511,327,253
INFORMATION TECHNOLOGY — (32.4%)
	Accenture PLC, Class A	148,852	54,164,266
*	Adobe, Inc.	69,722	43,072,857
	Amphenol Corp., Class A	52,978	5,356,076
	Apple, Inc.	780,639	143,949,832
	Applied Materials, Inc.	240,193	39,463,710
*	Autodesk, Inc.	26,806	6,803,631
	Broadcom, Inc.	123,213	145,391,340
	CDW Corp.	91,054	20,643,763
*	Enphase Energy, Inc.	19,401	2,020,226
*	Fortinet, Inc.	102,465	6,607,968
*	Gartner, Inc.	42,523	19,451,721
	International Business Machines Corp.	19,302	3,545,005
	KLA Corp.	44,582	26,483,491
	Lam Research Corp.	40,572	33,478,797
*	Manhattan Associates, Inc.	4,950	1,200,672
	Microchip Technology, Inc.	47,511	4,046,987
	Microsoft Corp.	419,903	166,945,035
	Motorola Solutions, Inc.	26,722	8,537,679
	NetApp, Inc.	103,545	9,029,124
	NVIDIA Corp.	201,887	124,215,014
	NXP Semiconductors NV	14,751	3,106,118
	Oracle Corp.	689,788	77,049,320
*	Palo Alto Networks, Inc.	12,124	4,104,095
	QUALCOMM, Inc.	117,409	17,436,411
	Seagate Technology Holdings PLC	121,222	10,386,301
*	Super Micro Computer, Inc.	2,355	1,247,231
	Texas Instruments, Inc.	303,284	48,561,834
TOTAL INFORMATION TECHNOLOGY			1,026,298,504
MATERIALS — (0.8%)
	Avery Dennison Corp.	56,729	11,314,599
	Sherwin-Williams Co.	48,647	14,807,174
TOTAL MATERIALS			26,121,773
TOTAL COMMON STOCKS Cost ($1,601,062,392)			3,138,342,693

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	28,738,886	28,738,886
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	23,758	274,834
TOTAL INVESTMENTS — (100.0%)
(Cost $1,630,076,112)^^			$3,167,356,413

U.S. Large Cap Growth Portfolio
CONTINUED
As of January 31, 2024, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	03/15/24	$21,748,310	$21,917,250	$168,940
Total Futures Contracts			$21,748,310	$21,917,250	$168,940
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,960,117	—	—	$5,960,117
Consumer Discretionary	502,685,903	—	—	502,685,903
Consumer Staples	325,264,756	—	—	325,264,756
Energy	36,961,624	—	—	36,961,624
Financials	329,127,991	—	—	329,127,991
Health Care	374,594,772	—	—	374,594,772
Industrials	511,327,253	—	—	511,327,253
Information Technology	1,026,298,504	—	—	1,026,298,504
Materials	26,121,773	—	—	26,121,773
Temporary Cash Investments	28,738,886	—	—	28,738,886
Securities Lending Collateral	—	$274,834	—	274,834
Futures Contracts**	168,940	—	—	168,940
TOTAL	$3,167,250,519	$274,834	—	$3,167,525,353
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.4%)
COMMUNICATION SERVICES — (2.4%)
#*	Anterix, Inc.	15,343	$457,528
	Atlanta Braves Holdings, Inc., Class A	8,506	366,353
*	Atlanta Braves Holdings, Inc., Class C	30,841	1,243,201
*	Cargurus, Inc.	55,832	1,297,536
*	Cars.com, Inc.	75,568	1,317,150
#*	Cinemark Holdings, Inc.	93,906	1,298,720
*	Gambling.com Group Ltd.	11,142	101,949
*	Getty Images Holdings, Inc.	11,425	48,899
*	Gogo, Inc.	149,045	1,319,048
*	IDT Corp., Class B	31,089	1,075,058
#*	IMAX Corp.	62,830	877,735
*	Integral Ad Science Holding Corp.	77,018	1,120,612
	Iridium Communications, Inc.	92,938	3,369,932
	Nexstar Media Group, Inc.	1,466	260,523
*	Ooma, Inc.	950	10,279
*	PubMatic, Inc., Class A	24,679	374,627
*	QuinStreet, Inc.	21,110	267,464
#	Shutterstock, Inc.	37,652	1,768,514
#*	Stagwell, Inc.	102,219	666,468
#*	SurgePays, Inc.	4,900	34,300
*	TechTarget, Inc.	28,638	978,561
	Townsquare Media, Inc., Class A	14,254	153,088
*	Travelzoo	3,621	30,670
*	TripAdvisor, Inc.	98,588	2,129,501
*	Yelp, Inc.	69,899	3,056,683
*	ZoomInfo Technologies, Inc.	128,304	2,057,996
TOTAL COMMUNICATION SERVICES			25,682,395
CONSUMER DISCRETIONARY — (17.1%)
*	Abercrombie & Fitch Co., Class A	37,685	3,840,101
	Academy Sports & Outdoors, Inc.	19,850	1,245,190
*	Accel Entertainment, Inc.	46,293	474,503
#	Acushnet Holdings Corp.	73,215	4,637,438
#*	Arhaus, Inc.	43,039	503,126
#	Arko Corp.	90,762	707,944
	Autoliv, Inc.	1,340	143,541
*	AutoNation, Inc.	28,394	3,965,506
#	Bloomin' Brands, Inc.	102,792	2,736,323
#*	Boot Barn Holdings, Inc.	30,194	2,166,118
#*	Bowlero Corp., Class A	13,273	143,481
	Boyd Gaming Corp.	2,041	129,583
*	Bright Horizons Family Solutions, Inc.	14,265	1,401,536
#	Brunswick Corp.	54,492	4,396,415
#	Buckle, Inc.	47,895	1,781,215
#	Build-A-Bear Workshop, Inc.	20,088	452,583
	Camping World Holdings, Inc., Class A	17,660	438,851
*	Capri Holdings Ltd.	5,793	282,351
	Carriage Services, Inc.	1,253	30,962
	Carrols Restaurant Group, Inc.	21,019	197,579
#	Carter's, Inc.	32,457	2,455,047
*	Cavco Industries, Inc.	9,512	3,157,223
#	Cheesecake Factory, Inc.	62,947	2,163,488
#	Choice Hotels International, Inc.	34,922	4,229,753

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Chuy's Holdings, Inc.	10,545	$356,526
#	Columbia Sportswear Co.	19,300	1,529,718
*	Cooper-Standard Holdings, Inc.	7,200	126,648
#	Cracker Barrel Old Country Store, Inc.	15,879	1,228,241
*	Crocs, Inc.	37,505	3,806,007
#*	Dave & Buster's Entertainment, Inc.	42,004	2,248,474
#	Dillard's, Inc., Class A	9,875	3,824,291
*	Dorman Products, Inc.	28,317	2,305,287
#*	Dream Finders Homes, Inc., Class A	12,139	399,009
#*	Envela Corp.	15,676	68,191
#*	European Wax Center, Inc., Class A	13,591	201,690
*	Everi Holdings, Inc.	27,277	283,954
#*	Figs, Inc., Class A	88,125	507,600
*	Fox Factory Holding Corp.	32,641	2,057,689
*	Frontdoor, Inc.	65,563	2,147,844
	Gap, Inc.	20,935	391,275
	Gentex Corp.	59,643	1,975,973
*	Gentherm, Inc.	31,750	1,528,762
*	Grand Canyon Education, Inc.	31,916	4,167,910
#	Guess?, Inc.	43,193	964,932
#	H&R Block, Inc.	141,271	6,617,134
#*	Hanesbrands, Inc.	303,406	1,365,327
#	Hasbro, Inc.	77,223	3,780,066
*	Hovnanian Enterprises, Inc., Class A	680	114,900
	Installed Building Products, Inc.	35,707	6,957,509
	International Game Technology PLC	2,090	54,256
*	J Jill, Inc.	5,080	118,415
	Jack in the Box, Inc.	4,336	338,078
*	JAKKS Pacific, Inc.	3,812	119,544
#	Kontoor Brands, Inc.	65,219	3,823,138
	Laureate Education, Inc.	73,127	922,863
#	Levi Strauss & Co., Class A	49,582	807,195
	Marine Products Corp.	17,156	175,163
*	Mattel, Inc.	120,435	2,154,582
#*	Mister Car Wash, Inc.	9,941	82,510
*	Modine Manufacturing Co.	59,366	4,101,597
	Murphy USA, Inc.	21,945	7,736,051
	Nathan's Famous, Inc.	430	30,680
*	Noodles & Co.	39,751	100,968
#	Nordstrom, Inc.	137,096	2,488,292
#*	Norwegian Cruise Line Holdings Ltd.	275,068	4,896,210
*	Ollie's Bargain Outlet Holdings, Inc.	28,074	2,019,363
#*	ONE Group Hospitality, Inc.	10,670	46,948
*	OneSpaWorld Holdings Ltd.	58,836	801,935
#	Oxford Industries, Inc.	15,502	1,471,605
#	Papa John's International, Inc.	6,657	489,156
*	PlayAGS, Inc.	22,151	192,935
	Polaris, Inc.	34,511	3,104,610
*	Portillo's, Inc., Class A	17,477	240,134
*	Potbelly Corp.	28,868	363,159
	RCI Hospitality Holdings, Inc.	1,500	92,640
#*	Red Robin Gourmet Burgers, Inc.	8,226	83,741
	Red Rock Resorts, Inc., Class A	49,765	2,721,150
#*	Restoration Hardware, Inc.	9,824	2,490,188
#*	Revolve Group, Inc.	20,088	289,468
*	SeaWorld Entertainment, Inc.	61,688	3,047,387
*	Shake Shack, Inc., Class A	8,096	611,734
	SharkNinja, Inc.	14,231	664,872
#	Signet Jewelers Ltd.	4,275	425,277

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skyline Champion Corp.	55,715	$3,815,363
*	Sonos, Inc.	15,997	249,233
	Steven Madden Ltd.	85,157	3,566,375
*	Stride, Inc.	6,888	412,936
	Tapestry, Inc.	128,512	4,984,980
	Tempur Sealy International, Inc.	29,333	1,463,423
	Texas Roadhouse, Inc.	47,337	5,951,208
*	Tile Shop Holdings, Inc.	2,187	14,194
*	TopBuild Corp.	16,214	5,985,074
*	Universal Technical Institute, Inc.	28,556	403,211
	Upbound Group, Inc.	56,358	1,871,086
*	Valvoline, Inc.	111,382	4,064,329
*	Victoria's Secret & Co.	33,176	864,235
*	Visteon Corp.	31,101	3,585,634
*	Vizio Holding Corp., Class A	47,081	329,567
	Wendy's Co.	215,805	4,117,559
#	Winmark Corp.	1,241	447,591
	Wyndham Hotels & Resorts, Inc.	52,192	4,067,323
#*	XPEL, Inc.	17,016	909,505
#*	YETI Holdings, Inc.	38,510	1,693,285
TOTAL CONSUMER DISCRETIONARY			186,536,769
CONSUMER STAPLES — (5.8%)
*	Boston Beer Co., Inc. , Class A	3,059	1,068,417
	Calavo Growers, Inc.	9,291	242,402
#*	Chefs' Warehouse, Inc.	16,922	538,458
	Coca-Cola Consolidated, Inc.	7,675	6,611,168
*	elf Beauty, Inc.	61,168	9,758,131
	Energizer Holdings, Inc.	40,251	1,272,737
	Flowers Foods, Inc.	164,232	3,744,490
*	Fresh Market, Inc.	15,766	0
*	Freshpet, Inc.	37,365	3,217,126
*	Grocery Outlet Holding Corp.	53,953	1,336,955
	Inter Parfums, Inc.	33,118	4,608,370
	J & J Snack Foods Corp.	21,352	3,399,879
	John B Sanfilippo & Son, Inc.	11,228	1,202,856
	Lancaster Colony Corp.	21,652	3,979,205
*	Lifeway Foods, Inc.	1,783	22,198
*	Mama's Creations, Inc.	31,037	133,769
	Medifast, Inc.	10,251	560,217
#	MGP Ingredients, Inc.	23,149	1,966,508
*	National Beverage Corp.	65,383	3,023,310
	Oil-Dri Corp. of America	2,207	143,367
	PriceSmart, Inc.	11,477	872,481
	Reynolds Consumer Products, Inc.	46,547	1,264,682
*	Simply Good Foods Co.	13,200	498,960
#*	Sovos Brands, Inc.	45,592	1,005,304
*	Sprouts Farmers Market, Inc.	117,824	5,934,795
#	Tootsie Roll Industries, Inc.	39,172	1,276,615
	Turning Point Brands, Inc.	23,500	570,815
*	USANA Health Sciences, Inc.	12,399	580,521
#	Utz Brands, Inc.	58,271	1,031,397
	Vector Group Ltd.	4,047	42,372
*	Vital Farms, Inc.	34,995	503,228
#	WD-40 Co.	13,268	3,436,147
TOTAL CONSUMER STAPLES			63,846,880

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (4.2%)
	Antero Midstream Corp.	71,046	$869,603
	Archrock, Inc.	47,266	772,327
	Cactus, Inc., Class A	34,403	1,460,063
	ChampionX Corp.	130,205	3,568,919
	CONSOL Energy, Inc.	23,159	2,190,841
	Core Laboratories, Inc.	34,343	541,589
#	CVR Energy, Inc.	71,755	2,420,296
	Energy Services of America Corp.	2,656	20,212
	EnLink Midstream LLC	347,900	4,195,674
	Equitrans Midstream Corp.	288,811	2,942,984
#	Evolution Petroleum Corp.	45,678	256,254
	Excelerate Energy, Inc., Class A	5,010	76,753
*	Kosmos Energy Ltd.	433,539	2,627,246
#	Magnolia Oil & Gas Corp., Class A	163,643	3,374,319
	Matador Resources Co.	11,893	652,807
#*	Nabors Industries Ltd.	1,501	126,955
#	New Fortress Energy, Inc.	71,392	2,372,356
	Northern Oil & Gas, Inc.	67,181	2,250,564
*	Oceaneering International, Inc.	113,589	2,360,379
	Patterson-UTI Energy, Inc.	48,775	540,915
	Range Resources Corp.	27,131	787,884
#	Sitio Royalties Corp., Class A	57,311	1,222,444
*	TETRA Technologies, Inc.	174,273	730,204
*	Tidewater, Inc.	32,749	2,200,405
#*	Uranium Energy Corp.	65,391	499,587
*	Valaris Ltd.	28,468	1,761,315
#	W&T Offshore, Inc.	120,145	365,241
*	Weatherford International PLC	50,347	4,508,574
TOTAL ENERGY			45,696,710
FINANCIALS — (8.5%)
	AMERISAFE, Inc.	19,786	986,134
	Artisan Partners Asset Management, Inc., Class A	59,461	2,491,416
*	AvidXchange Holdings, Inc.	59,152	648,306
	BancFirst Corp.	14,428	1,277,022
*	Bancorp, Inc.	59,164	2,581,917
	BGC Group, Inc., Class A	364,140	2,570,828
	Brightsphere Investment Group, Inc.	46,991	1,039,441
#*	BRP Group, Inc., Class A	19,593	439,667
#*	Cantaloupe, Inc.	38,679	263,404
	Cass Information Systems, Inc.	12,766	550,981
#	City Holding Co.	14,652	1,497,581
#	Cohen & Steers, Inc.	47,439	3,340,654
	Commerce Bancshares, Inc.	541	28,197
	Crawford & Co., Class A	31,015	376,522
	Crawford & Co., Class B	30,600	360,468
#*	Credit Acceptance Corp.	6,034	3,264,816
	Diamond Hill Investment Group, Inc.	4,105	654,871
*	Donnelley Financial Solutions, Inc.	35,884	2,229,114
	Esquire Financial Holdings, Inc.	2,408	120,063
*	Euronet Worldwide, Inc.	21,418	2,134,304
	Evercore, Inc., Class A	37,334	6,411,368
	EVERTEC, Inc.	72,062	2,894,010
	Federated Hermes, Inc.	87,057	3,043,513
#	First Financial Bankshares, Inc.	83,779	2,616,418
	FirstCash Holdings, Inc.	23,769	2,727,968
*	Flywire Corp.	65,118	1,391,572
#*	Goosehead Insurance, Inc., Class A	7,383	569,968
	Hamilton Lane, Inc., Class A	29,410	3,409,795

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	HCI Group, Inc.	5,363	$480,900
#	Houlihan Lokey, Inc.	35,947	4,305,732
*	I3 Verticals, Inc., Class A	20,105	376,768
*	International Money Express, Inc.	25,142	517,925
#*	Kingsway Financial Services, Inc.	8,680	76,124
	Kinsale Capital Group, Inc.	15,484	6,155,974
#	Lakeland Financial Corp.	10,945	732,877
	Lazard, Inc.	57,328	2,234,645
#	Moelis & Co., Class A	56,090	3,083,267
*	NCR Atleos Corp.	28,306	633,771
*	NerdWallet, Inc., Class A	25,053	383,561
*	Open Lending Corp., Class A	60,110	441,207
*	Palomar Holdings, Inc.	14,360	859,733
*	Paymentus Holdings, Inc., Class A	9,207	146,023
*	Payoneer Global, Inc.	213,920	1,001,146
	Piper Sandler Cos.	12,123	2,103,219
#	PJT Partners, Inc., Class A	23,836	2,292,308
	Primerica, Inc.	13,641	3,194,177
*	PROG Holdings, Inc.	36,923	1,131,321
	RLI Corp.	39,546	5,392,888
	Selective Insurance Group, Inc.	4,296	450,479
	ServisFirst Bancshares, Inc.	4,598	308,710
#*	Shift4 Payments, Inc., Class A	28,721	2,062,455
	Silvercrest Asset Management Group, Inc., Class A	12,793	213,387
	StepStone Group, Inc., Class A	32,889	1,100,137
	Virtu Financial, Inc., Class A	47,940	804,913
	Western Union Co.	112,262	1,411,133
*	WEX, Inc.	109	22,278
	WisdomTree, Inc.	165,757	1,122,175
TOTAL FINANCIALS			92,959,551
HEALTH CARE — (8.8%)
*	Acadia Healthcare Co., Inc.	2,188	179,722
#*	Accuray, Inc.	41,131	106,529
*	Addus HomeCare Corp.	10,057	870,936
*	Alkermes PLC	37,584	1,016,647
*	Amedisys, Inc.	8,478	799,221
*	AMN Healthcare Services, Inc.	47,308	3,501,265
*	Amneal Pharmaceuticals, Inc.	139,904	748,486
#*	Amphastar Pharmaceuticals, Inc.	49,462	2,639,292
*	ANI Pharmaceuticals, Inc.	11,722	654,322
*	Apollo Medical Holdings, Inc.	32,053	1,113,842
*	Arcturus Therapeutics Holdings, Inc.	2,073	68,347
#*	Artivion, Inc.	6,686	111,790
#	Atrion Corp.	1,192	405,280
*	Catalyst Pharmaceuticals, Inc.	91,156	1,312,646
*	Certara, Inc.	33,133	535,429
	Chemed Corp.	696	412,582
*	Collegium Pharmaceutical, Inc.	44,485	1,466,226
	CONMED Corp.	29,739	2,843,048
*	Corcept Therapeutics, Inc.	93,042	1,963,186
*	CorVel Corp.	20,965	4,933,903
#*	Cytek Biosciences, Inc.	19,980	150,849
*	DaVita, Inc.	50,240	5,433,958
*	Dynavax Technologies Corp.	125,839	1,625,840
	Encompass Health Corp.	61,192	4,347,080
	Ensign Group, Inc.	50,176	5,680,927
*	Evolent Health, Inc., Class A	86,109	2,532,466
*	Exelixis, Inc.	91,102	1,982,380

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Globus Medical, Inc., Class A	69,958	$3,693,083
#*	GoodRx Holdings, Inc., Class A	80,934	485,604
*	Haemonetics Corp.	24,987	1,910,506
*	Halozyme Therapeutics, Inc.	97,637	3,305,012
#*	Harmony Biosciences Holdings, Inc.	30,884	974,081
*	Harvard Bioscience, Inc.	38,347	168,727
*	HealthEquity, Inc.	29,389	2,221,221
*	InfuSystem Holdings, Inc.	18,951	174,918
	iRadimed Corp.	2,132	88,286
#*	Ironwood Pharmaceuticals, Inc.	27,790	394,340
#*	Joint Corp.	10,060	98,186
*	Kiniksa Pharmaceuticals Ltd., Class A	5,283	93,139
#	LeMaitre Vascular, Inc.	26,665	1,547,637
*	Maravai LifeSciences Holdings, Inc., Class A	44,760	259,608
#*	Masimo Corp.	4,035	520,273
*	Medpace Holdings, Inc.	4,126	1,203,059
*	Merit Medical Systems, Inc.	51,387	4,023,602
*	ModivCare, Inc.	6,918	275,129
*	Mural Oncology PLC	3,758	16,498
	National Research Corp.	25,159	991,265
*	NeoGenomics, Inc.	4,871	72,334
*	Option Care Health, Inc.	156,905	4,901,712
	Patterson Cos., Inc.	117,115	3,497,054
*	Pennant Group, Inc.	39,424	591,754
*	PetIQ, Inc.	5,714	102,681
*	Privia Health Group, Inc.	13,201	266,132
*	Puma Biotechnology, Inc.	41,088	193,114
*	RadNet, Inc.	60,045	2,219,864
	Select Medical Holdings Corp.	122,051	3,172,105
*	Semler Scientific, Inc.	4,275	189,340
#	SIGA Technologies, Inc.	8,859	43,232
#*	Sotera Health Co.	158,661	2,335,490
*	Surmodics, Inc.	1,335	47,005
*	Tenet Healthcare Corp.	75,659	6,260,026
#	U.S. Physical Therapy, Inc.	13,267	1,224,013
*	UFP Technologies, Inc.	7,386	1,244,615
	Utah Medical Products, Inc.	4,338	343,613
TOTAL HEALTH CARE			96,584,457
INDUSTRIALS — (25.4%)
#	AAON, Inc.	77,160	5,413,546
	Acuity Brands, Inc.	11,620	2,767,419
*	AeroVironment, Inc.	1,570	189,405
	Alamo Group, Inc.	10,771	2,286,468
	Albany International Corp., Class A	31,136	2,768,302
	Allison Transmission Holdings, Inc.	89,446	5,415,061
#	Alta Equipment Group, Inc.	27,994	299,536
*	API Group Corp.	35,605	1,122,270
	Apogee Enterprises, Inc.	25,454	1,344,226
	Applied Industrial Technologies, Inc.	34,370	6,064,930
#	Armstrong World Industries, Inc.	41,056	4,073,166
#*	Array Technologies, Inc.	117,894	1,560,917
*	Atkore, Inc.	52,786	8,051,449
*	AZEK Co., Inc.	41,038	1,582,425
	Barrett Business Services, Inc.	8,295	931,280
*	Beacon Roofing Supply, Inc.	34,069	2,823,979
*	Blue Bird Corp.	1,297	37,782
	Brady Corp., Class A	44,965	2,708,242
	Brink's Co.	43,472	3,514,276

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	BWX Technologies, Inc.	62,035	$5,054,612
	Cadre Holdings, Inc.	12,379	420,762
*	Casella Waste Systems, Inc., Class A	48,711	4,156,997
*	CBIZ, Inc.	57,147	3,637,978
*	CECO Environmental Corp.	11,056	213,712
*	Clean Harbors, Inc.	21,109	3,545,468
	Comfort Systems USA, Inc.	35,901	7,807,390
*	Construction Partners, Inc., Class A	40,499	1,842,704
	Copa Holdings SA, Class A	11,973	1,150,126
*	Core & Main, Inc., Class A	95,586	3,948,658
	CRA International, Inc.	8,941	958,833
	Crane Co.	23,465	2,912,241
	CSG Systems International, Inc.	35,884	1,805,324
	CSW Industrials, Inc.	16,057	3,397,179
	Curtiss-Wright Corp.	3,703	824,177
*	Daseke, Inc.	43,939	357,663
#*	Distribution Solutions Group, Inc.	7,120	227,270
	Donaldson Co., Inc.	34,038	2,198,514
	Douglas Dynamics, Inc.	22,626	569,044
*	Dycom Industries, Inc.	28,599	3,194,508
	Enerpac Tool Group Corp.	49,991	1,561,219
	EnerSys	2,475	236,536
	Esab Corp.	15,600	1,341,444
	ESCO Technologies, Inc.	1,440	146,693
*	ExlService Holdings, Inc.	161,475	5,050,938
	Exponent, Inc.	49,829	4,394,420
	Federal Signal Corp.	65,908	5,073,598
	First Advantage Corp.	18,999	311,014
	Flowserve Corp.	23,443	936,079
*	Fluor Corp.	24,207	912,846
*	Forrester Research, Inc.	3,923	99,958
	Forward Air Corp.	25,727	1,140,478
*	Franklin Covey Co.	15,085	610,037
	Franklin Electric Co., Inc.	41,302	3,893,127
*	FTI Consulting, Inc.	8,768	1,680,036
*	Generac Holdings, Inc.	26,865	3,053,745
	Genpact Ltd.	38,832	1,394,069
*	Gibraltar Industries, Inc.	4,742	383,723
	Global Industrial Co.	43,761	1,861,155
	Gorman-Rupp Co.	17,474	583,457
	Griffon Corp.	26,619	1,550,823
*	GXO Logistics, Inc.	17,126	931,312
	H&E Equipment Services, Inc.	37,999	2,043,966
	Helios Technologies, Inc.	7,563	312,049
	Herc Holdings, Inc.	29,575	4,362,017
	Hexcel Corp.	22,255	1,477,509
	HNI Corp.	12,011	489,088
#*	Hudson Technologies, Inc.	44,948	569,941
*	Huron Consulting Group, Inc.	13,377	1,384,921
	Hyster-Yale Materials Handling, Inc.	4,205	276,353
	ICF International, Inc.	14,889	2,070,167
*	IES Holdings, Inc.	6,900	565,524
#*	Innovative Solutions & Support, Inc.	16,889	137,476
	Insperity, Inc.	30,202	3,463,867
	ITT, Inc.	18,412	2,223,801
*	Janus International Group, Inc.	126,487	1,789,791
	John Bean Technologies Corp.	28,763	2,840,634
	Kadant, Inc.	11,703	3,347,058
	Karat Packaging, Inc.	3,741	90,233

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	KBR, Inc.	6,568	$342,258
	Kforce, Inc.	27,516	1,880,719
*	Kratos Defense & Security Solutions, Inc.	54,513	922,905
	Landstar System, Inc.	22,322	4,279,574
*	Legalzoom.com, Inc.	6,262	64,561
*	Limbach Holdings, Inc.	5,344	229,792
	Lindsay Corp.	9,599	1,248,926
*	Liquidity Services, Inc.	33,414	583,074
	LSI Industries, Inc.	3,030	41,390
*	Manitex International, Inc.	15,348	114,803
	Marten Transport Ltd.	77,479	1,433,361
*	Masonite International Corp.	23,843	2,194,748
	Maximus, Inc.	51,741	4,197,230
	McGrath RentCorp	22,189	2,788,048
*	Montrose Environmental Group, Inc.	9,167	267,768
	Moog, Inc., Class A	1,909	266,878
	MSA Safety, Inc.	25,672	4,236,650
	MSC Industrial Direct Co., Inc., Class A	43,440	4,286,659
	Mueller Industries, Inc.	27,604	1,324,992
	Mueller Water Products, Inc., Class A	162,321	2,225,421
*	MYR Group, Inc.	18,335	2,637,490
*	NV5 Global, Inc.	3,557	373,094
#	Omega Flex, Inc.	9,018	629,096
	Park Aerospace Corp.	4,888	72,098
*	Parsons Corp.	21,071	1,372,776
#*	Paycor HCM, Inc.	43,695	848,994
*	PGT Innovations, Inc.	38,964	1,606,096
*	Pioneer Power Solutions, Inc.	159	795
	Pitney Bowes, Inc.	238,039	978,344
	Powell Industries, Inc.	2,763	327,498
*	RCM Technologies, Inc.	10,176	280,349
*	RXO, Inc.	65,611	1,364,709
*	Saia, Inc.	7,645	3,444,684
	Science Applications International Corp.	47,653	6,083,382
	Simpson Manufacturing Co., Inc.	40,731	7,371,904
*	SiteOne Landscape Supply, Inc.	21,830	3,373,826
*	SP Plus Corp.	24,825	1,284,197
*	SPX Technologies, Inc.	21,162	2,129,744
	Standex International Corp.	6,701	989,470
*	Sterling Infrastructure, Inc.	33,025	2,480,177
*	TaskUS, Inc., Class A	841	10,462
#	Tecnoglass, Inc.	42,632	1,961,498
	Tennant Co.	19,734	1,865,258
	Terex Corp.	58,368	3,585,546
*	Thermon Group Holdings, Inc.	5,325	174,553
	Timken Co.	18,406	1,507,635
#*	Transcat, Inc.	1,975	217,329
#*	Trex Co., Inc.	33,001	2,688,921
*	TriNet Group, Inc.	36,847	4,189,504
	UFP Industries, Inc.	6,561	744,345
	Valmont Industries, Inc.	16,269	3,672,076
*	Verra Mobility Corp.	164,747	3,939,101
*	Viad Corp.	19,092	631,182
*	Vicor Corp.	17,652	664,951
#*	VirTra, Inc.	7,334	75,174
	Wabash National Corp.	58,087	1,469,601
	Watts Water Technologies, Inc., Class A	23,210	4,595,812
*	WillScot Mobile Mini Holdings Corp.	49,441	2,338,559
	Woodward, Inc.	15,994	2,203,493

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	XPO, Inc.	46,986	$4,014,484
TOTAL INDUSTRIALS			276,896,905
INFORMATION TECHNOLOGY — (12.7%)
#*	8x8, Inc.	48,873	164,213
#	A10 Networks, Inc.	84,397	1,128,388
*	ACI Worldwide, Inc.	43,973	1,322,268
#	Adeia, Inc.	105,644	1,282,518
#	Advanced Energy Industries, Inc.	36,397	3,791,840
#*	Alarm.com Holdings, Inc.	39,728	2,416,257
*	Allegro MicroSystems, Inc.	9,702	251,670
	American Software, Inc., Class A	32,956	373,392
*	Axcelis Technologies, Inc.	32,228	4,191,251
	Badger Meter, Inc.	35,327	5,086,735
	Bel Fuse, Inc., Class B	2,918	195,098
	Belden, Inc.	41,393	3,070,533
*	Blackbaud, Inc.	46,951	3,799,275
*	Box, Inc., Class A	64,927	1,686,804
*	Calix, Inc.	53,721	1,782,463
*	CCC Intelligent Solutions Holdings, Inc.	89,180	980,088
*	Ciena Corp.	22,408	1,187,624
*	Cirrus Logic, Inc.	46,678	3,603,542
*	Cleanspark, Inc.	53,185	428,139
	Climb Global Solutions, Inc.	4,363	240,925
	Cognex Corp.	26,500	957,710
*	CommVault Systems, Inc.	17,651	1,618,244
*	Consensus Cloud Solutions, Inc.	8,270	179,790
*	Corsair Gaming, Inc.	25,225	321,114
	Crane NXT Co.	42,768	2,492,519
	CTS Corp.	44,066	1,809,350
*	Daktronics, Inc.	2,862	21,694
*	Diodes, Inc.	3,898	262,413
*	eGain Corp.	43,440	325,800
#*	Enfusion, Inc., Class A	21,055	166,335
*	Envestnet, Inc.	43,261	2,210,637
*	Everbridge, Inc.	22,252	497,555
#*	Everspin Technologies, Inc.	28,188	240,726
*	Extreme Networks, Inc.	100,109	1,352,473
#*	Fabrinet	40,287	8,601,677
*	FormFactor, Inc.	80,276	3,112,301
*	Frequency Electronics, Inc.	2,131	21,779
*	Grid Dynamics Holdings, Inc.	28,144	367,279
	Hackett Group, Inc.	36,992	855,255
#*	Harmonic, Inc.	122,630	1,434,771
*	Identiv, Inc.	8,628	67,471
#*	Infinera Corp.	33,993	167,925
*	Informatica, Inc., Class A	35,012	1,050,360
	Information Services Group, Inc.	41,783	184,681
*	Insight Enterprises, Inc.	8,236	1,521,519
#*	Instructure Holdings, Inc.	20,837	513,215
	InterDigital, Inc.	26,869	2,822,588
*	Iteris, Inc.	30,029	144,740
*	Itron, Inc.	17,267	1,245,641
	Kulicke & Soffa Industries, Inc.	56,414	2,838,753
*	Kyndryl Holdings, Inc.	149,814	3,074,183
*	Lantronix, Inc.	21,826	132,702
	Littelfuse, Inc.	12,357	2,989,158
*	LiveRamp Holdings, Inc.	18,804	742,382
*	Luna Innovations, Inc.	1,427	10,232

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MACOM Technology Solutions Holdings, Inc.	50,545	$4,358,495
*	MaxLinear, Inc.	42,449	883,788
#*	MeridianLink, Inc.	24,604	559,741
#*	Mitek Systems, Inc.	27,359	344,723
*	N-able, Inc.	148,806	1,931,502
#	Napco Security Technologies, Inc.	44,416	1,543,456
*	nCino, Inc.	24,094	758,479
*	NCR Voyix Corp.	56,612	832,196
*	Novanta, Inc.	25,239	3,900,687
#	NVE Corp.	6,387	510,896
*	Onto Innovation, Inc.	12,410	2,004,215
*	OSI Systems, Inc.	17,857	2,286,232
#*	PAR Technology Corp.	3,847	175,192
*	PDF Solutions, Inc.	3,386	105,643
*	Perficient, Inc.	37,887	2,581,241
*	Plexus Corp.	21,896	2,073,989
#	Power Integrations, Inc.	2,126	159,365
#*	PowerSchool Holdings, Inc., Class A	39,451	928,677
	Progress Software Corp.	52,100	2,959,801
*	Q2 Holdings, Inc.	13,166	560,213
*	Qualys, Inc.	39,013	7,380,089
	Sapiens International Corp. NV	58,168	1,587,986
*	Silicon Laboratories, Inc.	17,003	2,097,490
*	SiTime Corp.	6,327	674,268
*	SMART Global Holdings, Inc.	45,468	893,446
*	SoundThinking, Inc.	13,978	288,506
*	Synaptics, Inc.	33,443	3,572,047
*	Teradata Corp.	101,304	4,678,219
*	Unisys Corp.	65,134	439,003
*	Veeco Instruments, Inc.	22,384	713,602
*	Vertex, Inc., Class A	6,328	153,517
*	Viant Technology, Inc., Class A	1,078	9,238
*	Viavi Solutions, Inc.	161,924	1,591,713
	Vontier Corp.	101,059	3,495,631
TOTAL INFORMATION TECHNOLOGY			138,371,281
MATERIALS — (6.9%)
	Ardagh Metal Packaging SA	52,694	194,441
#*	ATI, Inc.	87,696	3,584,136
*	Axalta Coating Systems Ltd.	150,580	4,881,804
	Balchem Corp.	20,519	2,875,943
#*	Bioceres Crop Solutions Corp.	1,438	19,197
	Cabot Corp.	63,305	4,564,290
	Carpenter Technology Corp.	6,588	405,755
*	Century Aluminum Co.	23,403	260,943
	Chemours Co.	131,521	3,967,989
	Eagle Materials, Inc.	33,514	7,583,548
#	Graphic Packaging Holding Co.	274,265	6,996,500
	Hawkins, Inc.	27,037	1,799,853
	HB Fuller Co.	1,720	130,324
*	Ingevity Corp.	13,766	599,647
	Innospec, Inc.	21,559	2,503,215
*	Knife River Corp.	13,312	871,803
	Louisiana-Pacific Corp.	95,154	6,332,499
	Materion Corp.	13,948	1,631,498
#*	MP Materials Corp.	3,181	50,292
	Myers Industries, Inc.	37,215	697,781
	NewMarket Corp.	6,418	3,580,025
	Olin Corp.	96,294	5,014,029

U.S. Small Cap Growth Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Orion SA	61,086	$1,368,326
# Quaker Chemical Corp.	3,716	705,817
Ramaco Resources, Inc., Class A	30,093	568,156
Royal Gold, Inc.	3,915	447,837
Sealed Air Corp.	73,606	2,543,087
Sensient Technologies Corp.	23,550	1,460,806
Silgan Holdings, Inc.	106,149	4,876,485
* Smith-Midland Corp.	112	4,352
Sonoco Products Co.	48,902	2,782,524
# Sylvamo Corp.	21,875	1,015,656
U.S. Lime & Minerals, Inc.	2,041	527,945
TOTAL MATERIALS		74,846,503
REAL ESTATE — (0.4%)
DigitalBridge Group, Inc.	95,921	1,883,889
RMR Group, Inc., Class A	13,666	356,546
St. Joe Co.	38,487	2,124,482
TOTAL REAL ESTATE		4,364,917
UTILITIES — (0.2%)
Genie Energy Ltd., Class B	15,097	280,955
#* Montauk Renewables, Inc.	7,516	51,936
New Jersey Resources Corp.	54,106	2,209,148
TOTAL UTILITIES		2,542,039
TOTAL COMMON STOCKS		1,008,328,407
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	55,743
TOTAL INVESTMENT SECURITIES (Cost $684,284,642)		1,008,384,150

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	2,619,286	2,619,286
SECURITIES LENDING COLLATERAL — (7.4%)
@§	The DFA Short Term Investment Fund	6,924,651	80,104,361
TOTAL INVESTMENTS — (100.0%)
(Cost $767,005,956)^^			$1,091,107,797
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,682,395	—	—	$25,682,395
Consumer Discretionary	186,536,769	—	—	186,536,769
Consumer Staples	63,846,880	—	—	63,846,880
Energy	45,696,710	—	—	45,696,710
Financials	92,959,551	—	—	92,959,551
Health Care	96,584,457	—	—	96,584,457

U.S. Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$276,896,905	—	—	$276,896,905
Information Technology	138,371,281	—	—	138,371,281
Materials	74,846,503	—	—	74,846,503
Real Estate	4,364,917	—	—	4,364,917
Utilities	2,542,039	—	—	2,542,039
Preferred Stocks
Communication Services	55,743	—	—	55,743
Temporary Cash Investments	2,619,286	—	—	2,619,286
Securities Lending Collateral	—	$80,104,361	—	80,104,361
TOTAL	$1,011,003,436	$80,104,361	—	$1,091,107,797

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.3%)
	ALS Ltd.	36,559	$300,370
	Altium Ltd.	4,085	131,234
	Aristocrat Leisure Ltd.	43,952	1,267,163
	ASX Ltd.	3,858	164,939
#	BHP Group Ltd., Sponsored ADR	125,138	7,660,948
	BHP Group Ltd., Class DI	237,336	7,263,698
	Brambles Ltd.	239,636	2,284,873
	CAR Group Ltd.	35,677	766,032
	Cochlear Ltd.	2,785	552,680
	Coles Group Ltd.	203,003	2,106,638
	Computershare Ltd.	55,754	923,467
	CSL Ltd.	913	179,293
	Domino's Pizza Enterprises Ltd.	3,562	91,620
	Fortescue Ltd.	84,967	1,642,136
#	IDP Education Ltd.	11,854	151,799
*	James Hardie Industries PLC, CDI	55,447	2,083,168
	JB Hi-Fi Ltd.	26,500	985,865
	Lottery Corp. Ltd.	404,399	1,327,393
	Medibank Pvt Ltd.	219,051	548,425
	Metcash Ltd.	12	28
	Mineral Resources Ltd.	25,770	993,918
	nib holdings Ltd.	1,307	6,912
#	Pilbara Minerals Ltd.	399,853	910,731
	Pro Medicus Ltd.	6,642	437,568
*	Qantas Airways Ltd.	112,615	406,018
	Ramsay Health Care Ltd.	23,298	776,722
	REA Group Ltd.	3,726	444,388
	Rio Tinto Ltd.	2,506	215,635
	Seven Group Holdings Ltd.	6,544	153,163
	Steadfast Group Ltd.	2,386	9,232
	Technology One Ltd.	36,189	369,750
	Telstra Group Ltd.	274,081	722,843
	Wesfarmers Ltd.	78,387	2,967,492
	WiseTech Global Ltd.	3,724	175,330
	Woodside Energy Group Ltd.	12,951	270,081
	Woolworths Group Ltd.	87,688	2,059,349
*	Xero Ltd.	123	8,804
TOTAL AUSTRALIA			41,359,705
AUSTRIA — (0.1%)
	ANDRITZ AG	3,538	217,808
	Erste Group Bank AG	6,569	282,982
	Verbund AG	1,742	141,657
TOTAL AUSTRIA			642,447
BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	32,427	2,005,856
*	Argenx SE, ADR	724	275,489
	D'ieteren Group	2,547	514,526
	UCB SA	13,846	1,302,434
TOTAL BELGIUM			4,098,305
CANADA — (10.5%)
	Alimentation Couche-Tard, Inc.	62,233	3,646,633

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	ARC Resources Ltd.	88,200	$1,369,791
	BCE, Inc.	11,710	472,499
	BRP, Inc.	3,676	231,956
*	CAE, Inc.	5,633	112,773
	Canadian National Railway Co.	33,126	4,108,949
	Canadian Natural Resources Ltd.	86,597	5,541,342
	Canadian Pacific Kansas City Ltd.	13,600	1,094,392
#	Canadian Tire Corp. Ltd., Class A	3,231	343,419
	CCL Industries, Inc., Class B	18,613	796,602
	Cenovus Energy, Inc.	31,315	506,677
*	CGI, Inc.	27,129	3,035,862
	Colliers International Group, Inc.	1,159	136,113
	Constellation Software, Inc.	2,145	5,928,461
*	Descartes Systems Group, Inc.	2,513	220,114
	Dollarama, Inc.	35,758	2,624,301
	Element Fleet Management Corp.	43,368	731,590
	Empire Co. Ltd., Class A	31,487	815,952
	Finning International, Inc.	900	26,047
	FirstService Corp.	4,414	738,769
	Franco-Nevada Corp.	3,968	429,506
	George Weston Ltd.	11,782	1,501,176
	GFL Environmental, Inc.	8,657	294,078
	Gildan Activewear, Inc.	24,812	819,044
	Imperial Oil Ltd.	16,000	923,040
	Intact Financial Corp.	16,702	2,611,920
#	Keyera Corp.	21,433	518,428
	Loblaw Cos. Ltd.	23,431	2,341,444
	Metro, Inc.	23,040	1,209,702
#	National Bank of Canada	13,500	1,032,545
	Northland Power, Inc.	4,671	85,954
	Open Text Corp.	35,372	1,542,571
	Parkland Corp.	18,171	620,094
	Pembina Pipeline Corp.	34,957	1,203,570
	Quebecor, Inc., Class B	26,710	649,448
	RB Global, Inc.	6,310	403,911
	Restaurant Brands International, Inc.	28,926	2,258,379
	Rogers Communications, Inc., Class B	61,212	2,859,235
	Royal Bank of Canada	47,348	4,621,184
	Saputo, Inc.	13,700	282,468
	Stantec, Inc.	9,227	741,413
#	Sun Life Financial, Inc.	17,187	890,955
	TC Energy Corp.	45,390	1,789,884
	TFI International, Inc.	9,881	1,298,703
#	Thomson Reuters Corp.	10,296	1,530,192
	Toromont Industries Ltd.	11,004	963,837
	Tourmaline Oil Corp.	5,400	233,480
	Waste Connections, Inc.	8,063	1,251,908
	WSP Global, Inc.	13,738	2,018,217
TOTAL CANADA			69,408,528
DENMARK — (4.4%)
	Novo Nordisk AS, Class B	250,706	28,656,795
FINLAND — (0.9%)
	Elisa OYJ	19,772	900,841
	Kesko OYJ, Class A	18,062	354,303
	Kesko OYJ, Class B	35,051	684,532
	Kone OYJ, Class B	36,858	1,824,519
*	Mandatum OYJ	10,298	46,496

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Metso OYJ	20,895	$208,838
	Neste OYJ	24,175	833,422
	Nordea Bank Abp	3,790	46,702
	Orion OYJ, Class B	12,686	584,034
	Sampo OYJ, Class A	10,298	431,027
TOTAL FINLAND			5,914,714
FRANCE — (10.3%)
	Air Liquide SA	12,611	2,359,938
	Airbus SE	61,794	9,842,909
	BioMerieux	925	99,556
	Bureau Veritas SA	75,272	2,002,151
	Capgemini SE	14,154	3,146,737
	Eurofins Scientific SE	11,736	706,704
	Getlink SE	43,730	753,515
	Hermes International SCA	2,735	5,769,918
	Ipsen SA	6,133	707,130
#	Kering SA	8,939	3,671,903
Ω	La Francaise des Jeux SAEM	12,981	526,167
	Legrand SA	12,284	1,190,511
	L'Oreal SA	9,004	4,308,900
	LVMH Moet Hennessy Louis Vuitton SE	25,993	21,627,698
	Remy Cointreau SA	362	36,679
	Safran SA	17,700	3,304,747
	Sartorius Stedim Biotech	2,507	675,479
	Sodexo SA	6,389	720,736
	STMicroelectronics NV	70,252	3,085,514
	Teleperformance SE	4,623	721,993
	Thales SA	16,895	2,470,962
TOTAL FRANCE			67,729,847
GERMANY — (6.3%)
	adidas AG	13,213	2,494,456
	Beiersdorf AG	3,414	499,604
	Brenntag SE	30,861	2,728,421
	Carl Zeiss Meditec AG	2,575	271,435
	CTS Eventim AG & Co. KGaA	4,863	329,114
	Deutsche Boerse AG	14,184	2,824,597
	Deutsche Post AG	103,523	4,958,146
	Deutsche Telekom AG	148,448	3,644,073
	GEA Group AG	16,609	665,174
	Hannover Rueck SE	8,040	1,927,324
	Hella GmbH & Co. KGaA	3,424	303,190
	HOCHTIEF AG	694	74,456
	Infineon Technologies AG	102,695	3,743,944
	Knorr-Bremse AG	9,856	608,767
	Merck KGaA	5,756	944,418
	MTU Aero Engines AG	3,701	850,971
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	586	249,471
	Nemetschek SE	8,353	770,762
	Puma SE	18,707	752,841
	Rational AG	599	460,143
	Rheinmetall AG	7,138	2,499,519
	SAP SE	4,157	720,186
	Siemens AG	44,476	7,962,264
Ω	Siemens Healthineers AG	9,826	546,829
	Symrise AG	8,880	916,182
TOTAL GERMANY			41,746,287

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (1.5%)
	AIA Group Ltd.	341,800	$2,680,538
	Chow Tai Fook Jewellery Group Ltd.	311,600	422,121
	HKT Trust & HKT Ltd.	103,000	123,730
	Hong Kong Exchanges & Clearing Ltd.	89,890	2,725,357
	L'Occitane International SA	20,750	66,252
	Man Wah Holdings Ltd.	16,400	10,223
	PCCW Ltd.	175,000	90,519
	PRADA SpA	84,700	525,249
*Ω	Samsonite International SA	181,200	505,861
	SITC International Holdings Co. Ltd.	51,000	77,384
	Techtronic Industries Co. Ltd.	256,500	2,724,313
TOTAL HONG KONG			9,951,547
IRELAND — (0.4%)
*	Flutter Entertainment PLC	5,282	1,084,163
	Kerry Group PLC, Class A	6,690	596,306
	Kingspan Group PLC	12,244	994,416
	Smurfit Kappa Group PLC	1,897	70,691
TOTAL IRELAND			2,745,576
ISRAEL — (0.5%)
	Bezeq The Israeli Telecommunication Corp. Ltd.	201,876	267,034
*	Camtek Ltd.	3,284	254,509
	Elbit Systems Ltd.	1,614	333,775
	Electra Ltd.	269	102,525
	Energix-Renewable Energies Ltd.	7,672	27,989
*	Enlight Renewable Energy Ltd.	908	16,289
*	Fattal Holdings 1998 Ltd.	1,180	133,959
	First International Bank Of Israel Ltd.	6,498	260,590
	Fox Wizel Ltd.	397	28,132
	ICL Group Ltd.	31,184	141,834
	Mizrahi Tefahot Bank Ltd.	9,823	365,586
#*	Nice Ltd., Sponsored ADR	1,353	281,559
*	Nova Ltd.	1,973	280,968
*	Perion Network Ltd.	3,566	105,796
	Shapir Engineering & Industry Ltd.	7,850	44,253
*	Shufersal Ltd.	6,852	36,764
*	Strauss Group Ltd.	4,186	81,298
*	Tower Semiconductor Ltd.	14,320	409,957
TOTAL ISRAEL			3,172,817
ITALY — (2.1%)
	Amplifon SpA	17,795	580,802
	DiaSorin SpA	1,163	106,948
	Enel SpA	608,825	4,154,242
	Eni SpA	63,171	1,007,030
#	Ferrari NV	11,584	4,023,510
	FinecoBank Banca Fineco SpA	44,026	634,783
	Moncler SpA	22,600	1,390,278
Ω	Poste Italiane SpA	46,592	505,227
	Prysmian SpA	6,735	296,406
	Recordati Industria Chimica e Farmaceutica SpA	11,335	625,627
	Snam SpA	153,273	748,577
TOTAL ITALY			14,073,430
JAPAN — (21.2%)
	Advantest Corp.	85,200	3,390,774

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aeon Co. Ltd.	55,400	$1,323,904
	Ajinomoto Co., Inc.	34,300	1,408,527
	Asahi Intecc Co. Ltd.	16,400	311,615
	Asics Corp.	21,900	665,456
	Astellas Pharma, Inc.	16,600	193,265
	Azbil Corp.	6,700	216,508
	Bandai Namco Holdings, Inc.	48,100	1,041,487
	BayCurrent Consulting, Inc.	22,000	511,478
	BIPROGY, Inc.	16,800	491,878
	Calbee, Inc.	6,200	130,325
	Capcom Co. Ltd.	32,400	1,235,696
	Chugai Pharmaceutical Co. Ltd.	55,200	1,985,556
	Cosmos Pharmaceutical Corp.	2,900	311,501
	CyberAgent, Inc.	42,600	274,933
	Daifuku Co. Ltd.	20,553	405,305
	Daikin Industries Ltd.	11,100	1,778,577
	Daito Trust Construction Co. Ltd.	16,400	1,865,508
	Dentsu Soken, Inc.	2,700	100,807
	Disco Corp.	9,900	2,671,406
	DMG Mori Co. Ltd.	19,700	394,464
	Ebara Corp.	15,100	945,669
	Fast Retailing Co. Ltd.	15,000	4,004,652
	Food & Life Cos. Ltd.	18,400	368,192
	Fuji Electric Co. Ltd.	19,400	971,552
	Fuji Kyuko Co. Ltd.	1,799	53,176
	Fujitsu Ltd.	17,600	2,436,091
	GMO internet group, Inc.	4,800	86,507
	GMO Payment Gateway, Inc.	4,898	295,537
	Goldwin, Inc.	3,500	235,442
	Hamamatsu Photonics KK	8,300	327,891
	Hikari Tsushin, Inc.	900	156,825
	Hirose Electric Co. Ltd.	100	11,635
	Hitachi Ltd.	61,300	4,815,136
	Horiba Ltd.	1,100	88,257
	Hoya Corp.	29,300	3,721,952
	Ibiden Co. Ltd.	26,700	1,343,542
	Internet Initiative Japan, Inc.	17,800	345,167
	Ito En Ltd.	6,400	185,789
#	ITOCHU Corp.	19,100	866,836
	Japan Exchange Group, Inc.	56,900	1,259,294
	Japan Tobacco, Inc.	73,600	1,939,903
	JCR Pharmaceuticals Co. Ltd.	300	2,210
	Kakaku.com, Inc.	1,600	18,201
	Kao Corp.	18,200	720,130
	KDDI Corp.	199,200	6,600,499
	Keyence Corp.	5,000	2,236,989
	Kikkoman Corp.	3,700	227,654
	Kobe Bussan Co. Ltd.	26,700	682,257
	Konami Group Corp.	9,500	584,233
	Kotobuki Spirits Co. Ltd.	16,500	222,001
	Kurita Water Industries Ltd.	8,700	317,733
	Kusuri No. Aoki Holdings Co. Ltd.	2,500	53,974
	Lasertec Corp.	12,400	3,229,320
	Lawson, Inc.	11,100	635,343
	M3, Inc.	29,400	463,932
	Macnica Holdings, Inc.	10,800	571,491
	Marui Group Co. Ltd.	800	13,228
	McDonald's Holdings Co. Japan Ltd.	6,300	280,504
	MEIJI Holdings Co. Ltd.	3,300	79,809

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mercari, Inc.	20,800	$343,904
	Minebea Mitsumi, Inc.	55,300	1,143,062
	MISUMI Group, Inc.	5,700	97,726
#	Mitsui High-Tec, Inc.	300	13,847
	MonotaRO Co. Ltd.	46,200	435,122
	Murata Manufacturing Co. Ltd.	120,900	2,441,228
	Nakanishi, Inc.	500	8,183
	NET One Systems Co. Ltd.	9,600	156,087
	Nichirei Corp.	12,900	311,570
	NIDEC Corp.	2,000	74,594
	Nifco, Inc.	8,100	210,201
	Nihon Kohden Corp.	600	18,286
	Nihon M&A Center Holdings, Inc.	13,600	81,748
	Nintendo Co. Ltd.	41,000	2,290,706
	Nippon Sanso Holdings Corp.	32,400	820,993
	Nissan Chemical Corp.	19,600	781,703
	Nissin Foods Holdings Co. Ltd.	4,800	155,287
	Nitori Holdings Co. Ltd.	7,300	955,437
	Nitto Denko Corp.	5,000	414,789
	NOF Corp.	2,900	130,975
	Nomura Research Institute Ltd.	32,930	1,007,115
	NS Solutions Corp.	1,700	56,700
	NTT Data Group Corp.	57,100	822,447
	Obic Co. Ltd.	1,300	199,692
	Olympus Corp.	104,900	1,552,904
	Ono Pharmaceutical Co. Ltd.	33,364	601,357
	Open House Group Co. Ltd.	15,400	481,591
	Oracle Corp.	5,800	457,093
	Oriental Land Co. Ltd.	31,400	1,166,198
	Otsuka Corp.	10,800	454,440
	Pan Pacific International Holdings Corp.	59,200	1,279,696
*	Park24 Co. Ltd.	10,600	138,508
	Persol Holdings Co. Ltd.	415,000	659,730
	Rakus Co. Ltd.	7,900	129,845
	Recruit Holdings Co. Ltd.	115,900	4,577,901
	Relo Group, Inc.	4,200	42,159
*	Renesas Electronics Corp.	126,800	2,080,481
	Rohto Pharmaceutical Co. Ltd.	15,000	306,924
	Ryohin Keikaku Co. Ltd.	22,400	348,301
	Sankyo Co. Ltd.	5,000	305,833
	Sanrio Co. Ltd.	9,500	396,693
	Sanwa Holdings Corp.	34,500	527,304
	SCREEN Holdings Co. Ltd.	13,200	1,294,382
	SCSK Corp.	27,000	530,135
	Sega Sammy Holdings, Inc.	24,900	366,468
	Seven & i Holdings Co. Ltd.	50,400	1,990,539
	SG Holdings Co. Ltd.	65,700	850,822
*	Sharp Corp.	21,500	144,573
*	SHIFT, Inc.	1,700	306,465
	Shimadzu Corp.	16,900	467,318
	Shimano, Inc.	6,900	990,670
	Shin-Etsu Chemical Co. Ltd.	139,200	5,479,216
	Shinko Electric Industries Co. Ltd.	11,600	428,877
	Shionogi & Co. Ltd.	7,100	340,775
	Ship Healthcare Holdings, Inc.	3,400	51,601
	Shiseido Co. Ltd.	7,800	217,438
	Skylark Holdings Co. Ltd.	52,300	853,230
	SMS Co. Ltd.	300	5,418
	SoftBank Corp.	223,400	2,968,057

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sony Group Corp.	128,100	$12,562,550
	Sugi Holdings Co. Ltd.	3,600	172,007
	Sundrug Co. Ltd.	9,500	286,522
	Suntory Beverage & Food Ltd.	6,600	215,323
	Sysmex Corp.	13,000	704,240
	Taiyo Yuden Co. Ltd.	11,100	268,129
	TechnoPro Holdings, Inc.	20,100	463,402
	Terumo Corp.	300	10,156
	TIS, Inc.	29,800	662,807
#	Toei Animation Co. Ltd.	600	80,278
	Tokio Marine Holdings, Inc.	75,300	1,985,467
	Tokyo Electron Ltd.	41,100	7,627,026
	Tokyo Ohka Kogyo Co. Ltd.	8,100	185,008
	Tokyo Seimitsu Co. Ltd.	5,100	330,346
	Toridoll Holdings Corp.	6,600	202,060
*	Trend Micro, Inc.	22,200	1,270,048
	Tsuruha Holdings, Inc.	3,100	245,317
	Unicharm Corp.	19,700	677,845
	USS Co. Ltd.	29,300	554,104
*	Visional, Inc.	800	50,069
#	Welcia Holdings Co. Ltd.	22,500	379,549
	Yamato Holdings Co. Ltd.	4,500	77,789
	Yaoko Co. Ltd.	3,100	178,863
	Yaskawa Electric Corp.	22,400	844,173
	Zenkoku Hosho Co. Ltd.	7,900	293,986
	Zensho Holdings Co. Ltd.	17,500	856,952
	ZOZO, Inc.	24,900	545,223
TOTAL JAPAN			139,601,106
NETHERLANDS — (4.8%)
	ASML Holding NV	30,003	26,090,310
	Qiagen NV	13,367	583,628
	Universal Music Group NV	33,574	989,685
	Wolters Kluwer NV	28,669	4,226,299
TOTAL NETHERLANDS			31,889,922
NEW ZEALAND — (0.3%)
	Chorus Ltd.	94,519	459,449
	EBOS Group Ltd.	872	19,969
	Fisher & Paykel Healthcare Corp. Ltd.	18,375	265,391
	Mainfreight Ltd.	7,025	307,437
	Spark New Zealand Ltd.	250,840	813,844
TOTAL NEW ZEALAND			1,866,090
NORWAY — (0.7%)
	Aker Solutions ASA	13,159	48,807
	Atea ASA	4,713	62,805
	Borregaard ASA	4,378	74,454
	Equinor ASA	85,376	2,443,212
*	FLEX LNG Ltd.	1,600	47,952
#	Frontline PLC	8,099	181,034
	Gjensidige Forsikring ASA	5,508	88,593
	Kongsberg Gruppen ASA	2,853	145,398
	Mowi ASA	22,569	406,249
*	Nordic Semiconductor ASA	6,546	65,731
	Salmar ASA	1,606	89,150
	Telenor ASA	40,862	452,723
	TOMRA Systems ASA	16,984	170,601

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Var Energi ASA	44,513	$129,119
TOTAL NORWAY			4,405,828
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	12,052	189,719
	Jeronimo Martins SGPS SA	14,536	330,597
TOTAL PORTUGAL			520,316
SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	121,512	2,878,046
	DFI Retail Group Holdings Ltd.	31,400	62,606
	Jardine Cycle & Carriage Ltd.	8,500	164,016
	Sembcorp Industries Ltd.	184,300	775,624
	Singapore Airlines Ltd.	138,300	686,422
	Singapore Exchange Ltd.	144,600	1,009,689
	Singapore Technologies Engineering Ltd.	233,700	647,568
	Singapore Telecommunications Ltd.	21,100	37,654
	United Overseas Bank Ltd.	4,700	99,069
	Venture Corp. Ltd.	18,600	185,304
	Yangzijiang Shipbuilding Holdings Ltd.	383,100	478,270
TOTAL SINGAPORE			7,024,268
SPAIN — (2.3%)
	Acciona SA	723	93,523
#	ACS Actividades de Construccion y Servicios SA	35,644	1,406,530
Ω	Aena SME SA	6,630	1,172,895
	Amadeus IT Group SA	32,525	2,279,364
	Endesa SA	49,310	976,927
	Ferrovial SE	29,371	1,120,070
	Iberdrola SA	214,122	2,578,363
	Industria de Diseno Textil SA	61,458	2,627,782
	Naturgy Energy Group SA	8,682	233,787
	Telefonica SA	671,860	2,733,686
TOTAL SPAIN			15,222,927
SWEDEN — (2.7%)
	AddTech AB, Class B	33,781	696,892
	Alfa Laval AB	2,315	84,944
	Atlas Copco AB, Class A	253,368	4,043,605
	Atlas Copco AB, Class B	142,793	1,977,390
	Avanza Bank Holding AB	20,766	417,136
	Axfood AB	20,586	520,185
Ω	Bravida Holding AB	3,214	24,371
	Elekta AB, Class B	24,992	188,582
	Epiroc AB, Class A	42,925	758,431
	Epiroc AB, Class B	24,352	379,694
Ω	Evolution AB	8,329	972,524
	Fortnox AB	30,182	166,402
#	H & M Hennes & Mauritz AB, Class B	72,709	1,025,833
	Hexpol AB	968	11,080
#	HMS Networks AB	465	20,458
	Indutrade AB	34,001	826,023
	Lagercrantz Group AB, Class B	28,497	372,562
	Lifco AB, Class B	18,429	444,635
	Medicover AB, Class B	1,395	23,006
Ω	Munters Group AB	1,298	20,718
	Nibe Industrier AB, Class B	6,416	38,337

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nordnet AB publ	19,572	$307,976
	Sandvik AB	43,139	906,604
	Sectra AB, Class B	22,615	421,237
	Sweco AB, Class B	19,191	224,953
Ω	Thule Group AB	6,614	168,294
	Volvo AB, Class A	13,253	325,827
	Volvo AB, Class B	111,302	2,667,388
TOTAL SWEDEN			18,035,087
SWITZERLAND — (7.6%)
	Geberit AG	4,809	2,768,195
	Givaudan SA	12	49,902
	Kuehne & Nagel International AG	13,818	4,682,639
	Nestle SA	129,954	14,808,327
	Partners Group Holding AG	2,494	3,364,842
	Roche Holding AG	64,798	18,499,112
	SGS SA	35,775	3,305,819
	Sonova Holding AG	2,651	847,250
	Straumann Holding AG	4,057	616,264
Ω	VAT Group AG	2,740	1,275,549
TOTAL SWITZERLAND			50,217,899
UNITED KINGDOM — (12.5%)
	Admiral Group PLC	34,875	1,108,925
	Antofagasta PLC	505	11,007
	Ashtead Group PLC	95,067	6,216,611
	AstraZeneca PLC, Sponsored ADR	87,416	5,825,402
Ω	Auto Trader Group PLC	143,477	1,319,971
	B&M European Value Retail SA	182,016	1,192,881
	BAE Systems PLC	68,531	1,020,870
	Bunzl PLC	34,678	1,409,306
	Burberry Group PLC	72,665	1,196,932
	Centrica PLC	1,176,753	2,059,376
	Coca-Cola HBC AG	15,506	455,826
	Compass Group PLC	75,614	2,082,684
	Computacenter PLC	6,696	244,627
	Croda International PLC	1,054	63,810
	Diageo PLC, Sponsored ADR	23,354	3,370,683
	Diageo PLC	41,894	1,513,122
	Diploma PLC	2,955	121,810
*††	Evraz PLC	83,618	0
	Experian PLC	129,136	5,374,949
*	Frasers Group PLC	11,088	113,447
	GSK PLC	106,170	2,099,802
	GSK PLC, Sponsored ADR	131,363	5,180,933
	Halma PLC	3,365	93,140
	Hargreaves Lansdown PLC	1,619	15,622
	Howden Joinery Group PLC	106,768	1,081,227
	IMI PLC	34,108	723,415
	Imperial Brands PLC	191,106	4,587,524
	Inchcape PLC	21,358	183,908
	InterContinental Hotels Group PLC, ADR	6,985	665,424
	Intertek Group PLC	27,700	1,572,271
	JD Sports Fashion PLC	419,701	620,198
	Legal & General Group PLC	439,408	1,413,330
	Man Group PLC	41,282	123,423
	Next PLC	24,843	2,652,152
	Reckitt Benckiser Group PLC	29,465	2,130,346

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	RELX PLC, Sponsored ADR	14,317	$592,008
	RELX PLC	129,373	5,337,968
	Rentokil Initial PLC	120,010	618,021
	Rightmove PLC	159,472	1,128,611
	Rio Tinto PLC	60,650	4,198,157
	Rio Tinto PLC, Sponsored ADR	43,071	2,983,528
	Sage Group PLC	82,249	1,224,517
	Spirax-Sarco Engineering PLC	4,857	611,306
	Unilever PLC, Sponsored ADR	161,292	7,853,308
	Unilever PLC	712	34,646
#	WPP PLC, Sponsored ADR	5,232	253,333
TOTAL UNITED KINGDOM			82,680,357
UNITED STATES — (0.0%)
	Ferguson PLC	1,242	232,157
TOTAL COMMON STOCKS			641,195,955
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Ω	Dr Ing hc F Porsche AG, 1.276%	7,996	678,876
	Sartorius AG, 0.422%	3,953	1,442,064
TOTAL GERMANY			2,120,940
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	35,644	16,333
TOTAL RIGHTS/WARRANTS			16,333
TOTAL INVESTMENT SECURITIES (Cost $456,481,947)			643,333,228

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	1,448,832	16,760,085
TOTAL INVESTMENTS — (100.0%)
(Cost $473,241,920)^^			$660,093,313
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,660,948	$33,698,757	—	$41,359,705
Austria	—	642,447	—	642,447
Belgium	275,489	3,822,816	—	4,098,305
Canada	69,408,528	—	—	69,408,528
Denmark	—	28,656,795	—	28,656,795
Finland	—	5,914,714	—	5,914,714
France	191,746	67,538,101	—	67,729,847

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$41,746,287	—	$41,746,287
Hong Kong	—	9,951,547	—	9,951,547
Ireland	—	2,745,576	—	2,745,576
Israel	$770,911	2,401,906	—	3,172,817
Italy	2,005,298	12,068,132	—	14,073,430
Japan	—	139,601,106	—	139,601,106
Netherlands	23,992,224	7,897,698	—	31,889,922
New Zealand	—	1,866,090	—	1,866,090
Norway	47,952	4,357,876	—	4,405,828
Portugal	—	520,316	—	520,316
Singapore	—	7,024,268	—	7,024,268
Spain	—	15,222,927	—	15,222,927
Sweden	—	18,035,087	—	18,035,087
Switzerland	—	50,217,899	—	50,217,899
United Kingdom	26,724,619	55,955,738	—	82,680,357
United States	—	232,157	—	232,157
Preferred Stocks
Germany	—	2,120,940	—	2,120,940
Rights/Warrants
Spain	—	16,333	—	16,333
Securities Lending Collateral	—	16,760,085	—	16,760,085
TOTAL	$131,077,715	$529,015,598	—	$660,093,313

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (7.6%)
	Accent Group Ltd.	112,583	$147,912
	Acrow Ltd.	62,109	42,962
	Altium Ltd.	18,141	582,794
	ARB Corp. Ltd.	22,892	500,427
*	Aroa Biosurgery Ltd.	47,699	18,105
	AUB Group Ltd.	20,482	407,594
*	Audinate Group Ltd.	15,447	166,299
#*	Aussie Broadband Ltd.	42,962	107,560
#	Australian Clinical Labs Ltd.	36,962	72,507
	Australian Ethical Investment Ltd.	25,309	89,073
	Australian Finance Group Ltd.	43,070	45,564
#*††	AVZ Minerals Ltd.	336,495	35,281
	Bapcor Ltd.	18,874	69,088
#	Beacon Lighting Group Ltd.	27,397	42,587
*	Boral Ltd.	45,400	156,468
*	Boss Energy Ltd.	97,175	351,619
	Breville Group Ltd.	30,432	537,820
*	Capricorn Metals Ltd.	99,026	295,232
*	Cettire Ltd.	43,515	88,502
	Champion Iron Ltd.	81,604	447,682
#	Clinuvel Pharmaceuticals Ltd.	11,891	121,646
#	Clover Corp. Ltd.	46,760	24,716
	Codan Ltd.	29,274	154,736
#*	Cogstate Ltd.	6,282	5,154
	Collins Foods Ltd.	32,959	258,395
	Corporate Travel Management Ltd.	30,547	404,079
	CSR Ltd.	102,396	461,086
	Data#3 Ltd.	47,477	301,934
*	De Grey Mining Ltd.	293,561	233,611
	Deterra Royalties Ltd.	88,444	318,526
	Dicker Data Ltd.	19,198	141,236
	Domino's Pizza Enterprises Ltd.	14,135	363,573
	DUG Technology Ltd.	10,403	13,792
	Eagers Automotive Ltd.	46,429	428,122
*	Emerald Resources NL	132,771	288,581
*	Energy Resources of Australia Ltd.	44,404	1,782
	EVT Ltd.	20,183	164,648
#	Flight Centre Travel Group Ltd.	40,832	564,130
	Gold Road Resources Ltd.	239,020	236,163
	GR Engineering Services Ltd.	17,215	27,005
	Hansen Technologies Ltd.	49,856	167,488
	HUB24 Ltd.	21,929	529,931
	Infomedia Ltd.	146,416	136,087
	Inghams Group Ltd.	134,414	376,131
	IPH Ltd.	65,238	290,312
	JB Hi-Fi Ltd.	10,872	404,465
	Johns Lyng Group Ltd.	54,749	241,646
	Jumbo Interactive Ltd.	10,368	106,318
*	Karoon Energy Ltd.	204,220	256,943
	Kelsian Group Ltd.	25,129	116,875
	Lifestyle Communities Ltd.	27,394	318,794
	Lindsay Australia Ltd.	50,220	35,695
#	Link Administration Holdings Ltd.	151,262	214,318
	Lovisa Holdings Ltd.	17,049	253,646
	Lycopodium Ltd.	2,573	20,281

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	MA Financial Group Ltd.	22,193	$84,565
#*	Mach7 Technologies Ltd.	30,726	14,112
*	Macquarie Technology Group Ltd.	2,713	126,487
#	Mader Group Ltd.	5,695	24,058
	McMillan Shakespeare Ltd.	18,902	212,845
*	Megaport Ltd.	30,392	248,187
	Metcash Ltd.	228,623	542,331
	Monadelphous Group Ltd.	26,446	236,999
*	Nanosonics Ltd.	86,878	166,718
	Netwealth Group Ltd.	36,287	394,136
	nib holdings Ltd.	132,496	700,752
	Nick Scali Ltd.	25,865	209,119
	Objective Corp. Ltd.	6,021	48,194
*	OFX Group Ltd.	20,012	19,937
	Orora Ltd.	387,969	705,166
*	Paladin Energy Ltd.	665,628	557,683
	Pinnacle Investment Management Group Ltd.	20,422	134,716
	Platinum Asset Management Ltd.	34,760	26,625
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Premier Investments Ltd.	10,999	200,261
#	Propel Funeral Partners Ltd.	9,524	33,294
	PSC Insurance Group Ltd.	59,504	186,969
	PWR Holdings Ltd.	21,649	147,766
	Ramelius Resources Ltd.	25,770	26,767
*	ReadyTech Holdings Ltd.	18,559	41,994
*	Red 5 Ltd.	396,982	81,429
#	Regis Healthcare Ltd.	33,045	71,112
	Ridley Corp. Ltd.	82,426	150,616
*	RPMGlobal Holdings Ltd.	60,700	71,558
	SmartGroup Corp. Ltd.	44,344	279,512
	Super Retail Group Ltd.	29,619	305,674
	Technology One Ltd.	71,224	727,709
#*	Temple & Webster Group Ltd.	28,945	171,461
*	Tuas Ltd.	6,141	12,845
*	Tyro Payments Ltd.	100,883	71,568
	Ventia Services Group Pty. Ltd.	182,575	391,710
Ω	Viva Energy Group Ltd.	227,239	517,619
*	Webjet Ltd.	88,931	431,467
TOTAL AUSTRALIA			20,560,882
AUSTRIA — (1.2%)
	ANDRITZ AG	22,725	1,399,007
	AT&S Austria Technologie & Systemtechnik AG	5,989	144,685
Ω	BAWAG Group AG	2,053	105,702
	DO & Co. AG	1,715	239,191
*	Eurotelesites AG	8,017	33,674
	Oesterreichische Post AG	8,207	277,754
	Palfinger AG	2,806	72,619
	Telekom Austria AG	32,069	279,138
	Wienerberger AG	18,577	629,537
TOTAL AUSTRIA			3,181,307
BELGIUM — (1.6%)
	Colruyt Group NV	15,531	709,580
	Deme Group NV	1,407	176,577
#*	Euronav NV	27,031	476,863
	EVS Broadcast Equipment SA	1,229	40,410
	Fagron	20,034	360,740

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Kinepolis Group NV	2,726	$120,681
	Lotus Bakeries NV	126	1,073,612
	Melexis NV	5,881	503,904
	Umicore SA	30,795	700,477
	Van de Velde NV	1,744	62,170
TOTAL BELGIUM			4,225,014
CANADA — (11.1%)
*	5N Plus, Inc.	4,200	11,434
	Ag Growth International, Inc.	5,814	244,158
	Alamos Gold, Inc., Class A	35,246	426,829
	Altus Group Ltd.	10,273	346,292
	Andlauer Healthcare Group, Inc.	5,198	151,712
*	Aritzia, Inc.	26,722	650,137
*	ATS Corp.	25,328	1,083,427
#	Aura Minerals, Inc.	4,900	31,963
	Badger Infrastructure Solution	11,038	383,573
	Bird Construction, Inc.	10,965	124,865
	Black Diamond Group Ltd.	1,800	11,608
#	Boralex, Inc., Class A	28,251	681,453
	Boyd Group Services, Inc.	5,138	1,104,377
	Calian Group Ltd.	3,606	151,943
#*	Canada Goose Holdings, Inc.	10,750	128,892
*	Capstone Copper Corp.	85,032	418,693
*	Celestica, Inc.	25,108	862,711
	CI Financial Corp.	42,885	523,124
#	Colliers International Group, Inc.	6,652	781,130
	Computer Modelling Group Ltd.	30,056	230,486
	Corby Spirit & Wine Ltd.	3,500	33,947
	Definity Financial Corp.	10,457	304,271
	Dye & Durham Ltd.	8,476	82,399
	Enerplus Corp.	63,030	915,196
	Enghouse Systems Ltd.	14,096	392,123
*	ERO Copper Corp.	17,559	274,921
	Evertz Technologies Ltd.	8,600	91,600
	Exchange Income Corp.	5,805	202,848
#	Extendicare, Inc.	25,468	134,117
	Fiera Capital Corp.	22,781	113,697
	Finning International, Inc.	47,121	1,363,738
	First National Financial Corp.	5,637	170,060
*	Foraco International SA	22,957	46,957
#	Freehold Royalties Ltd.	35,868	371,632
*	GDI Integrated Facility Services, Inc.	3,715	102,239
	Gibson Energy, Inc.	49,372	788,072
	goeasy Ltd.	2,107	239,967
#	Hammond Power Solutions, Inc.	1,500	103,738
	Headwater Exploration, Inc.	63,496	298,010
	Information Services Corp.	4,303	78,094
	Innergex Renewable Energy, Inc.	19,751	134,861
Ω	Jamieson Wellness, Inc.	12,790	293,862
*	K92 Mining, Inc.	61,362	293,928
*	Karora Resources, Inc.	24,244	75,557
	K-Bro Linen, Inc.	3,004	78,516
*	Kinaxis, Inc.	4,350	529,720
	Labrador Iron Ore Royalty Corp.	18,300	449,316
	Lundin Gold, Inc.	23,006	271,394
*	Major Drilling Group International, Inc.	20,687	127,712
	Maple Leaf Foods, Inc.	11,400	217,409
	Mattr Corp.	12,216	147,833

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	MTY Food Group, Inc.	5,633	$241,292
	North American Construction Group Ltd.	7,405	170,241
	North West Co., Inc.	15,170	438,812
*	Orla Mining Ltd.	53,157	177,807
	Osisko Gold Royalties Ltd.	25,638	373,289
	Parkland Corp.	50,753	1,731,970
	Pason Systems, Inc.	25,831	283,201
	PHX Energy Services Corp.	11,900	82,670
#	Pine Cliff Energy Ltd.	49,359	49,196
	Pollard Banknote Ltd.	4,800	122,530
	PrairieSky Royalty Ltd.	60,896	1,004,629
	Premium Brands Holdings Corp.	12,536	857,739
	Primo Water Corp.	46,417	676,760
	Pulse Seismic, Inc.	14,400	20,672
	Richelieu Hardware Ltd.	16,472	531,975
	Rogers Sugar, Inc.	21,462	88,757
#	Savaria Corp.	14,977	179,909
	Secure Energy Services, Inc.	76,841	589,260
#	Sienna Senior Living, Inc.	22,092	197,841
*	SilverCrest Metals, Inc.	12,006	66,273
Ω	Sleep Country Canada Holdings, Inc.	10,749	207,792
	SNC-Lavalin Group, Inc.	5,900	195,679
	Softchoice Corp.	5,368	66,199
Ω	Spin Master Corp.	9,240	237,658
	Sprott, Inc.	7,085	249,145
	Stelco Holdings, Inc.	8,057	258,649
	Stella-Jones, Inc.	15,153	896,478
	Superior Plus Corp.	55,356	379,622
	Sylogist Ltd.	3,400	19,473
#*	Taseko Mines Ltd.	27,426	39,983
	TELUS Corp.	9,628	172,444
	TerraVest Industries, Inc.	2,300	83,142
	Topaz Energy Corp.	24,519	354,531
	TransAlta Corp.	25,233	182,687
	TransAlta Corp.	52,100	377,444
	Trican Well Service Ltd.	70,244	228,844
*	Trisura Group Ltd.	11,593	323,443
	Vecima Networks, Inc.	800	9,378
*	Viemed Healthcare, Inc.	8,932	72,528
	Wall Financial Corp.	2,300	44,804
*	Wesdome Gold Mines Ltd.	49,200	290,197
	Westshore Terminals Investment Corp.	10,814	228,434
	Winpak Ltd.	7,147	224,226
TOTAL CANADA			30,104,144
DENMARK — (2.3%)
*	ALK-Abello AS	31,893	514,653
	cBrain AS	3,927	142,364
	Chemometec AS	5,545	299,912
*	GN Store Nord AS	35,003	825,459
	ISS AS	41,616	787,457
#*Ω	Netcompany Group AS	12,248	488,554
*	NTG Nordic Transport Group AS, Class A	2,024	90,840
	Ringkjoebing Landbobank AS	7,386	1,190,429
	Royal Unibrew AS	16,661	1,091,387
	Topdanmark AS	15,188	673,562
TOTAL DENMARK			6,104,617

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.9%)
#*	Alisa Pankki OYJ	1,405	$29,792
	Alma Media OYJ	5,579	59,888
	Cargotec OYJ, Class B	3,905	222,000
	Digia OYJ	2,369	13,999
	Elisa OYJ	4,026	183,430
	eQ OYJ	1,222	19,424
#	Evli OYJ, Class B	1,405	29,596
	F-Secure OYJ	2,601	5,431
	Gofore OYJ	491	11,883
	Harvia OYJ	5,546	163,650
	Kesko OYJ, Class A	11,758	230,644
	Kesko OYJ, Class B	59,117	1,154,531
	Konecranes OYJ	8,306	356,714
	Marimekko OYJ	7,105	106,045
	Olvi OYJ, Class A	309	10,588
	Orion OYJ, Class A	7,832	355,474
	Orion OYJ, Class B	27,053	1,245,457
	Puuilo OYJ	10,726	103,317
*	QT Group OYJ	3,609	254,563
	Revenio Group OYJ	1,876	51,506
#	Talenom OYJ	8,051	52,245
	Tokmanni Group Corp.	13,245	227,111
	Vaisala OYJ, Class A	5,135	202,992
#*	Verkkokauppa.com OYJ	7,353	19,343
	Wartsila OYJ Abp	4,718	69,598
TOTAL FINLAND			5,179,221
FRANCE — (4.7%)
	Alten SA	9,179	1,419,259
*	Bastide le Confort Medical	726	16,382
	Catana Group	8,468	52,707
	Equasens	1,255	72,218
	Gaztransport Et Technigaz SA	9,508	1,332,998
*	ID Logistics Group SACA	1,159	412,875
	Infotel SA	775	43,525
	Interparfums SA	3,577	189,260
	IPSOS SA	2,117	138,940
*	JCDecaux SE	18,514	384,542
	Kaufman & Broad SA	3,850	113,968
#*	La Francaise De L'energie SACA	972	46,104
Ω	La Francaise des Jeux SAEM	29,328	1,188,769
	Linedata Services	183	11,590
	Metropole Television SA	6,515	92,399
	Nexans SA	7,280	662,613
#*	OVH Groupe SAS	2,334	24,931
	Robertet SA	112	99,248
	SEB SA	5,977	729,853
	Seche Environnement SACA	870	108,104
	Societe pour l'Informatique Industrielle	2,947	222,151
*	SOITEC	5,851	845,639
	Sopra Steria Group	5,081	1,191,769
	SPIE SA	33,641	1,112,762
	Stef SA	198	25,918
	Sword Group	2,139	87,436
	Thermador Groupe	1,522	141,405
#	Trigano SA	2,126	334,888
*	Ubisoft Entertainment SA	26,647	587,782
Ω	Verallia SA	22,651	798,773
*	VusionGroup	193	28,657

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Wavestone	2,899	$192,048
TOTAL FRANCE			12,709,513
GERMANY — (5.9%)
	Adesso SE	769	77,150
*	Adtran Networks SE	3,020	65,264
	AIXTRON SE	10,473	389,786
	All for One Group SE	628	33,575
#	Allgeier SE	2,087	45,313
	Amadeus Fire AG	1,636	197,635
	Atoss Software AG	1,545	423,332
	Bechtle AG	22,343	1,158,548
*	Ceconomy AG	30,879	75,010
	CENIT AG	2,561	39,198
	Cewe Stiftung & Co. KGAA	581	63,317
	CompuGroup Medical SE & Co. KgaA	9,209	394,833
	CTS Eventim AG & Co. KGaA	16,943	1,146,654
	Dermapharm Holding SE	5,650	240,326
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	231,373
	EDAG Engineering Group AG	1,049	14,947
#	Elmos Semiconductor SE	2,015	140,735
*	Encavis AG	31,498	438,525
	Energiekontor AG	2,482	202,687
	Fabasoft AG	987	22,008
	Fielmann Group AG	8,389	436,500
	Freenet AG	13,993	386,664
	FUCHS SE	6,923	245,479
	GEA Group AG	33,419	1,338,399
	Gerresheimer AG	7,355	749,834
	GFT Technologies SE	6,257	221,251
	Hawesko Holding SE	669	22,115
	Hensoldt AG	12,424	372,980
	HOCHTIEF AG	7,085	760,113
	Hugo Boss AG	16,811	1,049,924
	IVU Traffic Technologies AG	3,749	52,852
	Knaus Tabbert AG	586	26,002
	Krones AG	3,266	404,739
*	MAX Automation SE	399	2,726
#*	Nagarro SE	2,666	260,569
	Nemetschek SE	1,480	136,565
	Nexus AG	4,574	285,037
	OHB SE	1,950	91,657
	Pfeiffer Vacuum Technology AG	139	23,323
	PSI Software SE	1,088	26,888
	Puma SE	2,290	92,158
*	PVA TePla AG	5,656	127,999
	Rational AG	959	736,690
	Secunet Security Networks AG	437	78,276
	Sixt SE	3,550	345,969
*	SMA Solar Technology AG	2,104	107,914
	Stabilus SE	6,308	442,023
	Stemmer Imaging AG	250	8,609
	Stroeer SE & Co. KGaA	9,841	577,786
	SUESS MicroTec SE	2,440	82,893
*Ω	TeamViewer SE	40,383	578,957
*	TUI AG	47,869	329,798
	USU Software AG	535	10,122

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Washtec AG	3,729	$128,651
TOTAL GERMANY			15,941,678
HONG KONG — (1.7%)
	ASMPT Ltd.	85,400	824,142
	Best Mart 360 Holdings Ltd.	42,000	9,725
	Bright Smart Securities & Commodities Group Ltd.	64,000	11,300
	Cafe de Coral Holdings Ltd.	104,000	104,605
*	Cowell e Holdings, Inc.	88,000	180,415
	Fairwood Holdings Ltd.	25,500	26,723
*Ω	Fosun Tourism Group	60,400	30,974
#*Ω	Frontage Holdings Corp.	32,000	6,581
	FSE Lifestyle Services Ltd.	41,000	28,796
	Giordano International Ltd.	130,000	34,097
*	Gold Fin Holdings	214,000	0
	International Housewares Retail Co. Ltd.	145,000	26,315
	L'Occitane International SA	107,250	342,438
	Man Wah Holdings Ltd.	370,000	230,641
*	MECOM Power & Construction Ltd.	204,997	7,607
*††	MH Development NPV	80,000	0
*	NagaCorp Ltd.	324,215	109,183
	PCCW Ltd.	1,096,687	567,263
	Perfect Medical Health Management Ltd.	132,000	50,748
	Plover Bay Technologies Ltd.	128,000	32,766
*	Sa Sa International Holdings Ltd.	134,000	14,049
*Ω	Samsonite International SA	334,200	932,996
	SITC International Holdings Co. Ltd.	326,000	494,654
	SUNeVision Holdings Ltd.	211,000	72,399
*	Theme International Holdings Ltd.	340,000	18,055
	Tradelink Electronic Commerce Ltd.	178,000	20,380
	Tycoon Group Holdings Ltd.	12,000	9,058
	Vitasoy International Holdings Ltd.	192,000	147,375
	VTech Holdings Ltd.	48,100	278,595
	Xinyi Glass Holdings Ltd.	6,000	4,974
TOTAL HONG KONG			4,616,854
IRELAND — (0.4%)
	Glanbia PLC	47,771	855,532
	Irish Continental Group PLC	40,436	200,928
TOTAL IRELAND			1,056,460
ISRAEL — (0.9%)
	Arad Ltd.	1,406	22,765
	Danel Adir Yeoshua Ltd.	1,780	154,081
	Danya Cebus Ltd.	422	10,349
	Delta Israel Brands Ltd.	658	7,891
	Electra Consumer Products 1970 Ltd.	2,581	55,037
	FMS Enterprises Migun Ltd.	369	13,132
	Formula Systems 1985 Ltd.	2,556	171,217
	Formula Systems 1985 Ltd., Sponsored ADR	300	20,463
	Fox Wizel Ltd.	2,273	161,066
	Globrands Ltd.	90	10,179
	Hilan Ltd.	4,043	224,730
#	Hiper Global Ltd.	2,782	11,365
	IDI Insurance Co. Ltd.	2,449	73,144
	Inrom Construction Industries Ltd.	31,048	94,973
	Lapidoth Capital Ltd.	1,990	29,851
	M Yochananof & Sons Ltd.	700	31,378

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises Ltd.	14,400	$143,856
	Malam - Team Ltd.	2,020	26,591
	Matrix IT Ltd.	10,266	193,276
	Max Stock Ltd.	16,993	34,658
	Maytronics Ltd.	8,312	91,196
	Meitav Investment House Ltd.	5,660	24,197
	Next Vision Stabilized Systems Ltd.	7,836	83,794
	Novolog Ltd.	80,470	31,729
	One Software Technologies Ltd.	9,774	122,879
*	Partner Communications Co. Ltd.	18,876	87,278
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	148,071
	Retailors Ltd.	3,984	79,119
	Tadiran Group Ltd.	920	61,089
	Tel Aviv Stock Exchange Ltd.	13,899	86,113
	Telsys Ltd.	884	57,786
	Tiv Taam Holdings 1 Ltd.	18,868	26,297
*	Veridis Environment Ltd.	3,358	16,354
	YH Dimri Construction & Development Ltd.	1,596	117,628
TOTAL ISRAEL			2,523,532
ITALY — (3.9%)
	A2A SpA	91,178	180,775
	Amplifon SpA	35,115	1,146,101
	Arnoldo Mondadori Editore SpA	50,889	130,427
	Azimut Holding SpA	38,489	1,073,024
	Banca Generali SpA	20,762	791,507
	BasicNet SpA	6,975	33,693
Ω	BFF Bank SpA	45,285	489,379
	Brunello Cucinelli SpA	11,735	1,163,371
Ω	Carel Industries SpA	10,923	264,511
	Cembre SpA	246	10,640
	DiaSorin SpA	1,541	141,709
#Ω	doValue SpA	17,634	46,703
	Gruppo MutuiOnline SpA	2,794	96,452
	Intercos SpA	4,414	69,007
	Interpump Group SpA	18,929	935,687
	LU-VE SpA	2,501	63,087
	Maire Tecnimont SpA	52,339	272,007
*	Newlat Food SpA	3,674	31,753
	Pharmanutra SpA	1,151	77,010
	Piaggio & C SpA	45,642	151,726
Ω	Piovan SpA	1,843	19,880
Ω	RAI Way SpA	34,041	186,138
	Reply SpA	7,137	978,557
	Salcef Group SpA	2,415	61,400
	Salvatore Ferragamo SpA	20,439	260,692
	Sanlorenzo SpA	3,013	143,732
	Sesa SpA	2,243	304,348
	SOL SpA	12,905	371,413
Ω	Technogym SpA	40,447	400,537
*	Technoprobe SpA	53,217	528,991
	Wiit SpA	1,016	20,257
	Zignago Vetro SpA	8,655	126,445
TOTAL ITALY			10,570,959
JAPAN — (23.5%)
	&Do Holdings Co. Ltd.	3,700	28,746
	A&D HOLON Holdings Co. Ltd.	5,300	72,969

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Abalance Corp.	500	$9,164
	Adastria Co. Ltd.	6,700	156,184
	Ad-sol Nissin Corp.	1,300	13,932
	Adtec Plasma Technology Co. Ltd.	2,500	25,446
	Adventure, Inc.	800	26,340
	Aeon Delight Co. Ltd.	6,100	156,251
#	Aeon Fantasy Co. Ltd.	2,900	49,775
	Aeon Hokkaido Corp.	9,000	58,300
	Aeon Kyushu Co. Ltd.	1,200	25,220
	Ai Holdings Corp.	10,100	169,549
#*	AI inside, Inc.	400	19,822
	Aica Kogyo Co. Ltd.	13,800	319,759
#*	Aidma Holdings, Inc.	700	9,928
	Ain Holdings, Inc.	9,000	293,701
#	Airtrip Corp.	3,700	45,541
	AIT Corp.	2,500	32,047
#	Alleanza Holdings Co. Ltd.	4,600	34,405
	Altech Corp.	4,470	87,044
	Amano Corp.	14,300	329,538
	Amvis Holdings, Inc.	9,000	165,807
	Anest Iwata Corp.	3,500	30,863
	Anicom Holdings, Inc.	20,000	79,423
	Aoyama Zaisan Networks Co. Ltd.	6,400	44,874
	ARCLANDS Corp.	9,910	113,485
	ARE Holdings, Inc.	20,100	279,885
	Arealink Co. Ltd.	2,200	38,202
	Argo Graphics, Inc.	4,200	123,242
#	Artner Co. Ltd.	1,000	14,848
	As One Corp.	9,100	343,540
	Asahi Net, Inc.	7,000	29,569
	Asahi Yukizai Corp.	2,400	66,767
	ASKUL Corp.	13,500	182,475
*	Atrae, Inc.	4,700	22,318
#	Aucnet, Inc.	4,600	65,952
	Avant Group Corp.	7,100	69,325
	Axial Retailing, Inc.	4,400	121,719
#	Axxzia, Inc.	2,800	16,694
	AZ-COM MARUWA Holdings, Inc.	12,100	124,603
#	Baroque Japan Ltd.	3,100	17,250
	Base Co. Ltd.	1,600	35,393
	Beauty Garage, Inc.	2,600	38,797
	Beenos, Inc.	2,300	23,318
	Belc Co. Ltd.	3,000	128,175
	Bell System24 Holdings, Inc.	12,200	148,716
	Benefit One, Inc.	21,200	302,520
	Benesse Holdings, Inc.	3,700	65,432
#*	Bengo4.com, Inc.	2,600	70,196
	Bewith, Inc.	800	10,125
	Bic Camera, Inc.	25,500	237,698
	BML, Inc.	6,100	117,892
#	Bookoff Group Holdings Ltd.	1,200	10,538
	Br Holdings Corp.	4,200	10,657
	BrainPad, Inc.	7,500	58,988
	Broadmedia Corp.	2,530	21,469
	Bunka Shutter Co. Ltd.	7,000	69,728
#	Bushiroad, Inc.	5,200	16,602
	Business Brain Showa-Ota, Inc.	2,200	33,381
#	Business Engineering Corp.	1,400	42,467
#	BuySell Technologies Co. Ltd.	1,000	21,169

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	C Uyemura & Co. Ltd.	2,600	$197,300
#	Careerlink Co. Ltd.	2,200	38,983
#	Carenet, Inc.	5,100	27,913
#	Casa, Inc.	2,300	13,074
#	CellSource Co. Ltd.	2,300	19,356
#	Celsys, Inc.	13,300	61,048
	Central Automotive Products Ltd.	3,300	108,920
	Central Security Patrols Co. Ltd.	2,600	44,626
#	Ceres, Inc.	900	7,051
#	Change Holdings, Inc.	10,500	96,560
	Charm Care Corp. KK	5,300	42,770
	Chikaranomoto Holdings Co. Ltd.	2,800	27,326
	CKD Corp.	16,000	282,129
	Colowide Co. Ltd.	22,300	356,519
	Como Co. Ltd.	1,000	19,361
#	Computer Engineering & Consulting Ltd.	6,700	74,226
	Comture Corp.	7,600	93,979
	Core Concept Technologies, Inc.	700	11,583
	Core Corp.	2,800	34,354
	Cota Co. Ltd.	5,572	60,256
	Create Restaurants Holdings, Inc.	38,100	285,949
	Create SD Holdings Co. Ltd.	8,100	176,267
	Creek & River Co. Ltd.	3,700	50,207
	Cresco Ltd.	4,500	58,350
*	CrowdWorks, Inc.	1,300	11,440
	CTS Co. Ltd.	8,600	40,668
	Cube System, Inc.	1,300	9,970
	Curves Holdings Co. Ltd.	16,500	76,441
*	Cyber Security Cloud, Inc.	800	13,359
	Cybozu, Inc.	9,500	142,620
	Daicel Corp.	26,700	261,584
	Daihen Corp.	5,200	246,400
	Daiichikosho Co. Ltd.	15,700	215,088
	Daiken Medical Co. Ltd.	3,200	11,518
#	Daikoku Denki Co. Ltd.	2,300	58,235
	Daikokutenbussan Co. Ltd.	2,100	118,875
	Daiseki Co. Ltd.	14,360	410,594
	Daitron Co. Ltd.	1,900	38,540
	Daiwabo Holdings Co. Ltd.	28,500	619,724
#	DD GROUP Co. Ltd.	2,100	22,241
	Dear Life Co. Ltd.	10,300	70,915
	Densan System Holdings Co. Ltd.	2,400	48,117
	Dentsu Soken, Inc.	7,800	291,219
	Dexerials Corp.	15,700	452,450
	Digital Arts, Inc.	3,900	133,681
	Digital Hearts Holdings Co. Ltd.	4,700	32,666
	Digital Information Technologies Corp.	4,200	49,589
	Dip Corp.	11,000	187,860
	Direct Marketing MiX, Inc.	5,300	15,690
	DMG Mori Co. Ltd.	31,900	638,752
	Double Standard, Inc.	1,200	13,261
	DTS Corp.	13,600	334,498
#	EAT & Holdings Co. Ltd.	1,600	23,151
	Ebara Jitsugyo Co. Ltd.	3,600	73,850
	Ebase Co. Ltd.	8,200	40,097
	Eco's Co. Ltd.	2,700	44,939
	eGuarantee, Inc.	10,500	136,854
	E-Guardian, Inc.	1,472	15,658
	Eiken Chemical Co. Ltd.	2,800	34,899

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Elan Corp.	10,000	$71,707
	Elecom Co. Ltd.	15,200	176,777
	Elematec Corp.	4,300	52,066
	EM Systems Co. Ltd.	9,000	42,828
	en Japan, Inc.	11,000	203,296
#	Enplas Corp.	1,200	97,500
	Entrust, Inc.	4,400	23,136
*	ES-Con Japan Ltd.	6,900	47,473
	F&M Co. Ltd.	1,900	24,768
	FAN Communications, Inc.	8,800	23,903
	Fancl Corp.	18,200	287,408
*	FDK Corp.	5,900	26,471
	Fibergate, Inc.	4,000	26,138
	Financial Partners Group Co. Ltd.	15,000	172,032
	FINDEX, Inc.	6,200	45,017
*	Fintech Global, Inc.	19,400	8,159
	Fixstars Corp.	5,000	57,220
	Focus Systems Corp.	1,600	11,494
	Food & Life Cos. Ltd.	29,000	580,302
#	Forum Engineering, Inc.	5,800	32,040
#	Forval Corp.	1,800	17,897
	FP Corp.	12,400	240,234
	France Bed Holdings Co. Ltd.	6,400	60,562
	Freebit Co. Ltd.	4,100	41,895
	FTGroup Co. Ltd.	2,600	22,503
	Fudo Tetra Corp.	1,200	18,950
	Fuji Corp.	3,600	43,257
	Fuji Kosan Co. Ltd.	900	12,239
	Fuji Kyuko Co. Ltd.	6,700	198,043
	Fujikura Ltd.	49,900	410,203
	Fujimi, Inc.	12,200	244,486
*	Fujio Food Group, Inc.	3,700	36,851
*	Fujita Kanko, Inc.	1,200	54,463
#	Fujitsu General Ltd.	14,000	205,130
	Fukuda Denshi Co. Ltd.	5,200	277,271
	Fukui Computer Holdings, Inc.	3,200	56,482
	Fukushima Galilei Co. Ltd.	3,200	111,453
	FULLCAST Holdings Co. Ltd.	7,500	90,547
	Funai Soken Holdings, Inc.	10,630	185,085
	Furuya Metal Co. Ltd.	1,400	86,865
	Furyu Corp.	4,600	41,699
	Fuso Chemical Co. Ltd.	5,600	157,696
	Future Corp.	15,400	182,777
	G-7 Holdings, Inc.	8,600	73,315
*	GA Technologies Co. Ltd.	3,600	34,499
	Gakkyusha Co. Ltd.	1,800	25,184
	Gakujo Co. Ltd.	1,800	21,636
	Genki Sushi Co. Ltd.	3,200	86,790
	Genky DrugStores Co. Ltd.	2,200	100,095
	Geo Holdings Corp.	4,100	66,986
	Gift Holdings, Inc.	2,400	48,057
*	giftee, Inc.	1,900	20,844
	GMO Financial Gate, Inc.	1,000	68,827
	GMO Financial Holdings, Inc.	10,300	52,638
	GMO GlobalSign Holdings KK	1,400	26,715
	GMO internet group, Inc.	15,938	287,241
*	GNI Group Ltd.	9,700	173,857
	Gokurakuyu Holdings Co. Ltd.	3,700	10,184
	Greens Co. Ltd.	2,300	33,144

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	gremz, Inc.	3,600	$51,581
*	GungHo Online Entertainment, Inc.	16,500	277,404
	H.U. Group Holdings, Inc.	12,600	234,232
#	Hakudo Co. Ltd.	1,800	30,152
#	Hakuto Co. Ltd.	2,500	103,498
	Halows Co. Ltd.	3,400	100,813
	Happinet Corp.	4,200	82,852
	Hard Off Corp. Co. Ltd.	3,700	45,972
	Harmonic Drive Systems, Inc.	5,500	133,285
	Hazama Ando Corp.	44,200	356,945
*	Hennge KK	5,800	49,338
	Hiday Hidaka Corp.	4,800	96,752
	Himacs Ltd.	720	7,017
	Hioki EE Corp.	3,300	146,440
	Hirose Tusyo, Inc.	400	8,655
	Hitachi Zosen Corp.	42,700	263,472
#	Hito Communications Holdings, Inc.	3,100	25,373
	Hokuetsu Industries Co. Ltd.	2,300	40,977
	Honeys Holdings Co. Ltd.	3,200	35,949
	Hoosiers Holdings Co. Ltd.	1,600	12,713
	Hosokawa Micron Corp.	1,200	37,433
	Hotland Co. Ltd.	3,900	52,233
	I K K Holdings, Inc.	2,500	12,410
#	IBJ, Inc.	7,600	35,652
	Ichibanya Co. Ltd.	3,164	139,456
	ID Holdings Corp.	3,150	35,848
	Idec Corp.	7,900	158,091
	IDOM, Inc.	22,700	135,587
	I'll, Inc.	3,200	71,047
	i-mobile Co. Ltd.	8,400	25,371
	Imuraya Group Co. Ltd.	2,200	36,308
	I-NE Co. Ltd.	1,800	29,981
	I-Net Corp.	3,440	46,733
	Infocom Corp.	7,700	127,847
	Insource Co. Ltd.	16,000	90,443
	Intage Holdings, Inc.	2,900	34,285
	Intelligent Wave, Inc.	3,700	26,830
	Inter Action Corp.	2,500	18,865
#	IPS, Inc.	2,400	33,484
#	IR Japan Holdings Ltd.	2,900	31,012
	Iriso Electronics Co. Ltd.	5,400	126,280
#	I'rom Group Co. Ltd.	2,300	31,675
	ISB Corp.	3,900	41,512
#	Ise Chemicals Corp.	800	43,911
*	Istyle, Inc.	15,800	44,240
	Itfor, Inc.	9,100	75,024
	ITmedia, Inc.	4,100	29,317
	Itochu Enex Co. Ltd.	11,000	117,811
#	Itoki Corp.	6,200	63,134
	Iwaki Co. Ltd.	900	13,506
	JAC Recruitment Co. Ltd.	23,200	105,996
*	Jade Group, Inc.	3,000	39,403
*	Jamco Corp.	1,200	13,040
	Japan Aviation Electronics Industry Ltd.	9,300	159,891
*	Japan Communications, Inc.	34,900	55,127
	Japan Elevator Service Holdings Co. Ltd.	18,500	279,563
*	Japan Hospice Holdings, Inc.	1,700	27,730
	Japan Lifeline Co. Ltd.	18,600	165,971
	Japan Material Co. Ltd.	22,000	371,751

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Property Management Center Co. Ltd.	3,500	$27,655
	Japan System Techniques Co. Ltd.	2,200	48,965
	Jastec Co. Ltd.	1,200	11,101
	JBCC Holdings, Inc.	5,400	139,501
	JCR Pharmaceuticals Co. Ltd.	12,000	88,419
	JCU Corp.	7,000	176,655
	Jeol Ltd.	12,300	562,281
	JFE Systems, Inc.	800	21,866
#*	JIG-SAW, Inc.	1,700	59,503
	JINS Holdings, Inc.	4,000	112,778
	JINUSHI Co. Ltd.	2,400	37,896
	J-Lease Co. Ltd.	2,700	42,951
	JM Holdings Co. Ltd.	3,700	56,194
	JP-Holdings, Inc.	20,500	63,630
	Justsystems Corp.	10,400	217,297
	Kaga Electronics Co. Ltd.	900	41,661
	Kagome Co. Ltd.	15,500	381,612
	Kakaku.com, Inc.	23,800	270,732
	Kakiyasu Honten Co. Ltd.	3,000	52,262
#	Kamakura Shinsho Ltd.	10,700	45,324
	Kameda Seika Co. Ltd.	2,600	73,841
	Kanamic Network Co. Ltd.	5,200	14,562
#	Kansai Food Market Ltd.	1,000	9,886
*	Kappa Create Co. Ltd.	5,100	61,001
	Katitas Co. Ltd.	14,800	184,002
	KeePer Technical Laboratory Co. Ltd.	5,200	229,482
	KFC Holdings Japan Ltd.	4,400	100,945
	KH Neochem Co. Ltd.	11,700	182,329
	Kibun Foods, Inc.	1,400	11,326
	Kintetsu Department Store Co. Ltd.	2,000	34,559
#	Ki-Star Real Estate Co. Ltd.	1,600	37,788
#	Koa Shoji Holdings Co. Ltd.	2,000	10,388
#	Kohoku Kogyo Co. Ltd.	400	13,849
	KOMEDA Holdings Co. Ltd.	14,600	279,842
#	Komehyo Holdings Co. Ltd.	2,300	68,828
#	Kosaido Holdings Co. Ltd.	17,000	86,257
	Koshidaka Holdings Co. Ltd.	13,241	84,353
	Kotobuki Spirits Co. Ltd.	22,500	302,729
#	Kotobukiya Co. Ltd.	1,500	16,947
	Kozo Keikaku Engineering, Inc.	1,500	40,250
	Krosaki Harima Corp.	800	66,805
#	Kushikatsu Tanaka Holdings Co.	1,100	15,024
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	343,277
	Kyoritsu Maintenance Co. Ltd.	8,800	361,603
	LA Holdings Co. Ltd.	800	26,720
	LAC Co. Ltd.	3,800	18,787
*	Leopalace21 Corp.	48,000	134,267
	Life Corp.	5,400	137,131
	Lifedrink Co., Inc.	1,400	53,932
	LIKE, Inc.	1,800	18,376
	Link & Motivation, Inc.	13,500	50,645
#	LITALICO, Inc.	6,400	93,251
*	LTS, Inc.	400	7,948
	M&A Capital Partners Co. Ltd.	4,400	67,765
	Maeda Kosen Co. Ltd.	6,400	139,518
	Management Solutions Co. Ltd.	3,400	68,811
	Mani, Inc.	22,800	316,743
	MarkLines Co. Ltd.	4,100	83,714
#	Marumae Co. Ltd.	3,200	40,623

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruwa Co. Ltd.	2,500	$500,214
	Marvelous, Inc.	12,200	61,915
	Matching Service Japan Co. Ltd.	1,300	10,980
	Matsui Securities Co. Ltd.	35,500	199,440
	Matsuyafoods Holdings Co. Ltd.	1,600	64,356
	Max Co. Ltd.	1,900	42,228
	Maxvalu Tokai Co. Ltd.	500	11,025
	MCJ Co. Ltd.	23,300	195,380
	MEC Co. Ltd.	4,900	148,257
#*	Media Do Co. Ltd.	1,100	9,372
	Medical Data Vision Co. Ltd.	10,100	44,219
*	Medley, Inc.	4,500	141,093
	MedPeer, Inc.	2,600	12,307
#	Meiho Facility Works Ltd.	3,100	18,219
	Meiko Electronics Co. Ltd.	5,600	152,531
	MEITEC Group Holdings, Inc.	24,000	474,800
	Members Co. Ltd.	3,200	21,595
	Menicon Co. Ltd.	18,200	264,301
*	MetaReal Corp.	1,300	10,894
	METAWATER Co. Ltd.	5,600	81,611
	Micronics Japan Co. Ltd.	9,600	285,056
#	Midac Holdings Co. Ltd.	2,400	29,901
	Mie Kotsu Group Holdings, Inc.	3,000	12,773
	Milbon Co. Ltd.	8,960	214,123
	Mimasu Semiconductor Industry Co. Ltd.	4,200	90,520
	Miroku Jyoho Service Co. Ltd.	6,000	74,293
	Mitani Corp.	7,600	101,578
	Mitani Sekisan Co. Ltd.	2,300	79,025
	Mitsubishi Logisnext Co. Ltd.	8,200	84,928
	Mitsubishi Research Institute, Inc.	2,000	67,039
#	Mitsui High-Tec, Inc.	4,700	216,936
	Mitsui-Soko Holdings Co. Ltd.	3,300	110,222
	Miyaji Engineering Group, Inc.	1,100	26,607
#	Mizuho Medy Co. Ltd.	1,000	23,664
	Monex Group, Inc.	42,700	222,221
	Monogatari Corp.	9,900	349,078
	Morinaga & Co. Ltd.	19,600	374,083
	Morinaga Milk Industry Co. Ltd.	18,600	380,900
	Morozoff Ltd.	900	24,588
	m-up Holdings, Inc.	11,300	76,446
	NAC Co. Ltd.	4,600	17,062
	Nagano Keiki Co. Ltd.	3,000	46,039
	Nagase Brothers, Inc.	1,700	23,854
#	Nagawa Co. Ltd.	1,900	91,770
	Naigai Trans Line Ltd.	2,600	43,302
	Nakanishi, Inc.	20,400	333,863
#	Namura Shipbuilding Co. Ltd.	5,300	50,156
	NCD Co. Ltd./Shinagawa	1,900	18,501
	NEC Networks & System Integration Corp.	17,200	277,767
	NET One Systems Co. Ltd.	23,900	388,592
	New Art Holdings Co. Ltd.	3,290	46,402
#	Nextage Co. Ltd.	13,500	203,400
	Nichias Corp.	14,000	327,242
	Nihon Dempa Kogyo Co. Ltd.	1,300	10,736
	Nihon M&A Center Holdings, Inc.	74,300	446,608
	Nippon Air Conditioning Services Co. Ltd.	6,700	39,384
	Nippon Aqua Co. Ltd.	3,900	26,419
	Nippon Concept Corp.	1,800	21,343
	Nippon Gas Co. Ltd.	38,300	593,292

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kanzai Holdings Co. Ltd.	1,300	$23,211
#	Nippon Parking Development Co. Ltd.	74,700	93,001
	Nippon Pillar Packing Co. Ltd.	6,900	226,881
	Nishimatsuya Chain Co. Ltd.	10,900	157,425
	Nissei ASB Machine Co. Ltd.	2,700	78,333
	Nisso Holdings Co. Ltd.	8,200	47,600
	Nitto Kogyo Corp.	1,500	40,819
	Nittoc Construction Co. Ltd.	4,800	38,060
	Noevir Holdings Co. Ltd.	4,800	170,643
	Nomura Micro Science Co. Ltd.	2,200	205,386
	NS Tool Co. Ltd.	1,700	11,737
	NSD Co. Ltd.	19,600	367,813
	NSW, Inc.	2,200	43,906
	Oat Agrio Co. Ltd.	1,200	15,746
	Oenon Holdings, Inc.	4,100	10,177
	Ohba Co. Ltd.	2,300	15,794
	Ohsho Food Service Corp.	4,000	221,152
#*	Oisix ra daichi, Inc.	7,800	73,779
	Okamoto Machine Tool Works Ltd.	1,200	49,667
	Okamura Corp.	3,600	53,954
	Okinawa Cellular Telephone Co.	8,600	209,561
	Ootoya Holdings Co. Ltd.	400	14,722
	Open Up Group, Inc.	9,000	139,406
	Optex Group Co. Ltd.	10,620	131,890
*	Optim Corp.	4,900	31,447
	Optimus Group Co. Ltd.	1,500	28,900
	Optorun Co. Ltd.	9,400	108,618
	Organo Corp.	6,200	256,079
	Oro Co. Ltd.	2,900	57,265
	Osaka Organic Chemical Industry Ltd.	3,900	77,575
#	Osaka Soda Co. Ltd.	3,300	231,662
#	OSAKA Titanium Technologies Co. Ltd.	7,700	145,656
	OSG Corp.	21,200	288,496
*	Outsourcing, Inc.	33,000	385,289
	PAL GROUP Holdings Co. Ltd.	10,800	172,716
	Paramount Bed Holdings Co. Ltd.	9,100	164,356
*	Park24 Co. Ltd.	33,300	435,124
	Pasona Group, Inc.	4,100	74,768
	PCI Holdings, Inc.	2,900	19,973
*	PeptiDream, Inc.	23,300	204,189
#	Pharma Foods International Co. Ltd.	4,100	27,910
	PHC Holdings Corp.	3,300	34,146
*	PIA Corp.	1,300	29,801
	Pigeon Corp.	35,300	385,783
	Pilot Corp.	8,200	228,992
	Plus Alpha Consulting Co. Ltd.	1,600	27,886
#	Pole To Win Holdings, Inc.	9,500	32,225
#	Poppins Corp.	800	6,160
*	Port, Inc.	1,000	16,214
	Premium Group Co. Ltd.	10,200	122,941
	Premium Water Holdings, Inc.	800	18,384
	Prestige International, Inc.	32,400	133,040
	Prima Meat Packers Ltd.	5,400	88,353
	Pronexus, Inc.	3,800	33,386
	Pro-Ship, Inc.	2,600	25,073
	Proto Corp.	7,500	66,872
	QB Net Holdings Co. Ltd.	3,900	40,051
	Qol Holdings Co. Ltd.	5,000	60,037
	Quick Co. Ltd.	3,900	69,269

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raccoon Holdings, Inc.	5,900	$26,609
	Raito Kogyo Co. Ltd.	13,600	190,116
#*	Raksul, Inc.	9,800	76,049
	Raysum Co. Ltd.	1,700	41,876
	Relo Group, Inc.	29,300	294,105
#	Renaissance, Inc.	1,700	10,680
*	RENOVA, Inc.	11,600	99,662
	Resorttrust, Inc.	25,100	436,328
	Rheon Automatic Machinery Co. Ltd.	1,100	11,483
	Ride On Express Holdings Co. Ltd.	2,800	19,725
	Riken Keiki Co. Ltd.	2,900	143,279
#	Ringer Hut Co. Ltd.	5,000	82,659
	Riso Kyoiku Co. Ltd.	32,700	53,962
	Rix Corp.	800	20,040
	Roland Corp.	4,300	142,863
	Roland DG Corp.	2,500	65,614
	Rorze Corp.	3,901	433,274
	Round One Corp.	62,600	277,257
	Royal Holdings Co. Ltd.	5,400	95,036
	RS Technologies Co. Ltd.	4,000	77,651
	Saison Information Systems Co. Ltd.	1,200	16,311
	Sakai Moving Service Co. Ltd.	6,800	129,251
#	Sakura Internet, Inc.	8,700	211,771
#	Samco, Inc.	900	26,908
	Sangetsu Corp.	8,500	187,224
	Sanken Electric Co. Ltd.	5,800	266,470
	Sankyo Frontier Co. Ltd.	1,500	42,967
	Sankyu, Inc.	8,100	302,796
	Santec Holdings Corp.	900	21,869
	Sato Foods Co. Ltd.	600	25,942
	Sato Holdings Corp.	4,500	66,164
	Sawai Group Holdings Co. Ltd.	800	30,280
	SB Technology Corp.	3,600	60,623
	SBI Global Asset Management Co. Ltd.	12,700	60,287
	SBS Holdings, Inc.	5,900	99,869
	Scroll Corp.	3,100	21,415
	Seed Co. Ltd.	3,000	16,035
#	Seiren Co. Ltd.	12,200	204,760
	Senko Group Holdings Co. Ltd.	21,600	168,878
	Senshu Electric Co. Ltd.	3,300	83,900
	Seria Co. Ltd.	14,476	265,276
	SFP Holdings Co. Ltd.	1,600	23,207
*	Sharingtechnology, Inc.	2,300	8,335
	Shibaura Electronics Co. Ltd.	2,200	81,698
#	Shibaura Mechatronics Corp.	3,600	170,529
	Shin Maint Holdings Co. Ltd.	2,600	26,146
#	Shin Nippon Biomedical Laboratories Ltd.	7,800	90,406
	Shinnihonseiyaku Co. Ltd.	4,000	47,186
	Ship Healthcare Holdings, Inc.	20,100	305,055
	SHO-BOND Holdings Co. Ltd.	4,100	182,616
	Shoei Co. Ltd.	15,400	205,811
	SIGMAXYZ Holdings, Inc.	9,800	91,881
*	Simplex Holdings, Inc.	3,900	71,083
	SK-Electronics Co. Ltd.	1,500	41,430
#*	Smaregi, Inc.	500	7,913
	SMS Co. Ltd.	19,900	359,396
	Snow Peak, Inc.	3,300	19,919
	Softcreate Holdings Corp.	5,000	58,835
	Software Service, Inc.	800	67,961

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Solasto Corp.	14,600	$57,045
	Soliton Systems KK	3,900	37,522
	Sparx Group Co. Ltd.	7,020	86,451
	S-Pool, Inc.	25,300	53,074
	SRA Holdings	3,100	79,683
	SRS Holdings Co. Ltd.	6,600	53,389
	Starts Corp., Inc.	7,800	160,008
	St-Care Holding Corp.	4,300	28,878
	Step Co. Ltd.	1,600	22,170
	STI Foods Holdings, Inc.	800	22,518
	Strike Co. Ltd.	3,100	100,019
#	Studio Alice Co. Ltd.	3,200	45,599
*	Sun*, Inc.	1,600	10,470
	Suzuden Corp.	1,300	21,293
	SWCC Corp.	5,200	107,060
	System D, Inc.	800	7,038
	System Research Co. Ltd.	1,000	20,229
	System Support, Inc.	1,700	22,649
	Systems Engineering Consultants Co. Ltd.	600	22,191
	Systena Corp.	78,000	157,660
	Syuppin Co. Ltd.	8,200	57,800
	Taiyo Holdings Co. Ltd.	10,500	231,355
	Takara & Co. Ltd.	2,200	42,097
	Takara Bio, Inc.	13,300	113,061
	Takasago Thermal Engineering Co. Ltd.	4,300	99,357
#	Take & Give Needs Co. Ltd.	3,600	29,008
	Takeuchi Manufacturing Co. Ltd.	11,300	386,321
	Tama Home Co. Ltd.	5,500	151,820
	Tamron Co. Ltd.	5,400	204,617
#	Tay Two Co. Ltd.	17,700	15,434
#	Tazmo Co. Ltd.	4,100	91,387
	TDC Soft, Inc.	5,100	78,876
	TechMatrix Corp.	11,600	123,914
	TechnoPro Holdings, Inc.	3,500	80,692
	Tecnos Japan, Inc.	3,800	16,501
	Tenpos Holdings Co. Ltd.	1,600	35,366
	Tera Probe, Inc.	500	23,939
	T-Gaia Corp.	5,700	77,136
	TKC Corp.	8,200	212,403
#*	TKP Corp.	4,000	45,371
	Tocalo Co. Ltd.	21,500	228,698
#	Toho Co. Ltd.	1,400	27,016
#	Toho System Science Co. Ltd.	2,400	21,004
#	Toho Titanium Co. Ltd.	10,500	139,666
	TOKAI Holdings Corp.	29,500	198,922
	Tokyo Base Co. Ltd.	6,300	13,779
	Tokyo Electron Device Ltd.	6,900	273,385
	Tokyo Individualized Educational Institute, Inc.	7,300	22,273
	Tokyo Ohka Kogyo Co. Ltd.	20,400	465,946
	Tokyo Seimitsu Co. Ltd.	9,700	628,305
	Tokyo Steel Manufacturing Co. Ltd.	15,800	190,834
#	Tokyotokeiba Co. Ltd.	5,500	172,254
	Tomy Co. Ltd.	25,400	416,728
	Topcon Corp.	26,700	306,747
	Toridoll Holdings Corp.	13,600	416,366
	Torikizoku Holdings Co. Ltd.	1,200	30,693
	Torishima Pump Manufacturing Co. Ltd.	2,400	41,087
	Tosei Corp.	5,300	76,534
	Toshiba TEC Corp.	7,100	147,294

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Totech Corp.	1,100	$41,401
	Toukei Computer Co. Ltd.	600	14,483
	Towa Corp.	3,713	191,554
#	Toyo Gosei Co. Ltd.	2,000	117,024
	Traders Holdings Co. Ltd.	8,020	31,776
	Trancom Co. Ltd.	2,100	99,520
	Transaction Co. Ltd.	4,000	66,879
	Transcosmos, Inc.	7,300	152,433
#	Treasure Factory Co. Ltd.	2,600	23,267
#	Trenders, Inc.	1,600	10,141
	Tsubakimoto Kogyo Co. Ltd.	300	13,607
#	Tsuburaya Fields Holdings, Inc.	9,600	118,277
	Tsugami Corp.	6,500	52,492
	Tsuzuki Denki Co. Ltd.	1,000	16,189
	ULS Group, Inc.	700	19,438
#	Ultrafabrics Holdings Co. Ltd.	2,200	19,813
	Ulvac, Inc.	12,600	616,687
	United Arrows Ltd.	5,000	65,570
	UNITED, Inc.	3,500	22,048
	Usen-Next Holdings Co. Ltd.	4,800	139,320
	User Local, Inc.	2,500	34,458
*	UT Group Co. Ltd.	8,900	142,595
	Valqua Ltd.	6,500	197,652
*	VALTES HOLDINGS Co. Ltd.	1,500	8,293
	Value HR Co. Ltd.	4,800	46,533
	ValueCommerce Co. Ltd.	5,000	42,644
	Valuence Holdings, Inc.	800	5,822
	Vector, Inc.	12,500	100,380
	Vertex Corp.	6,000	72,213
*	Vision, Inc.	9,800	77,792
*	Visional, Inc.	5,600	350,486
	Wacom Co. Ltd.	2,000	9,217
	Warabeya Nichiyo Holdings Co. Ltd.	1,300	25,258
	Waseda Academy Co. Ltd.	3,700	43,423
	Watahan & Co. Ltd.	3,300	33,168
	WATAMI Co. Ltd.	2,600	18,049
	WDB Holdings Co. Ltd.	2,100	33,071
	Weathernews, Inc.	2,000	72,543
	Wellnet Corp.	5,700	22,093
#	West Holdings Corp.	7,315	168,254
	Will Group, Inc.	5,900	48,352
*	WingArc1st, Inc.	4,200	79,900
#	Workman Co. Ltd.	3,000	85,761
	World Holdings Co. Ltd.	2,400	48,852
	YAKUODO Holdings Co. Ltd.	3,100	54,427
	YAMADA Consulting Group Co. Ltd.	4,700	58,155
#	Yamae Group Holdings Co. Ltd.	1,800	39,987
	Yamaichi Electronics Co. Ltd.	4,500	64,478
#	YA-MAN Ltd.	12,700	87,249
	Yamaura Corp.	900	10,082
	Yaoko Co. Ltd.	4,900	282,719
	Yashima Denki Co. Ltd.	1,300	11,889
#	Yonex Co. Ltd.	14,600	118,639
#*	Yoshimura Food Holdings KK	2,000	15,474
	Yoshinoya Holdings Co. Ltd.	19,900	443,777
	Yossix Holdings Co. Ltd.	900	18,369
	Yotai Refractories Co. Ltd.	3,800	37,505
	Yukiguni Maitake Co. Ltd.	6,000	39,397
#	Zenkoku Hosho Co. Ltd.	1,200	44,656

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	5,400	$74,787
	ZIGExN Co. Ltd.	10,500	37,546
TOTAL JAPAN			63,608,469
NETHERLANDS — (2.5%)
	Aalberts NV	4,906	195,103
#*Ω	Alfen NV	5,945	359,515
	Arcadis NV	14,235	781,522
#*Ω	Basic-Fit NV	5,688	164,694
	BE Semiconductor Industries NV	19,776	2,971,903
	Brunel International NV	2,600	28,924
	Corbion NV	623	12,064
	IMCD NV	3,763	574,387
*	InPost SA	32,720	491,449
	Nedap NV	1,373	94,265
	OCI NV	23,545	672,539
	TKH Group NV	11,993	482,931
TOTAL NETHERLANDS			6,829,296
NEW ZEALAND — (0.3%)
	AFT Pharmaceuticals Ltd.	3,631	8,159
	Briscoe Group Ltd.	6,337	17,241
	Channel Infrastructure NZ Ltd.	49,442	44,409
	Chorus Ltd.	16,733	81,338
	Freightways Group Ltd.	33,273	171,830
	Hallenstein Glasson Holdings Ltd.	11,317	38,090
	Heartland Group Holdings Ltd.	82,286	69,755
	NZME Ltd.	11,793	6,983
	NZX Ltd.	68,963	45,124
#	PGG Wrightson Ltd.	5,698	10,813
	Rakon Ltd.	19,585	15,397
#	Restaurant Brands New Zealand Ltd.	7,481	18,420
	Skellerup Holdings Ltd.	60,070	174,724
	Warehouse Group Ltd.	17,853	17,365
TOTAL NEW ZEALAND			719,648
NORWAY — (1.1%)
	ABG Sundal Collier Holding ASA	119,624	71,707
	AF Gruppen ASA	4,408	48,826
	Atea ASA	22,915	305,361
Ω	Avance Gas Holding Ltd.	1,298	15,100
*	Bluenord ASA	5,887	280,722
	Borregaard ASA	16,315	277,457
	Bouvet ASA	23,439	137,621
Ω	Elmera Group ASA	23,591	72,261
	Elopak ASA	17,212	49,140
Ω	Europris ASA	44,317	332,160
*	Gaming Innovation Group, Inc.	13,083	37,743
	Gram Car Carriers ASA	1,000	21,572
Ω	Kid ASA	9,010	114,157
	Kitron ASA	55,251	168,171
	Medistim ASA	4,290	86,734
Ω	Multiconsult ASA	5,352	65,392
	Odfjell Technology Ltd.	4,019	21,406
Ω	Okeanis Eco Tankers Corp.	2,126	61,938
*	PGS ASA	146,746	91,823
	Protector Forsikring ASA	15,734	281,920
	Rana Gruber ASA	2,989	22,191

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*Ω	Shelf Drilling Ltd.	30,846	$87,657
	Veidekke ASA	30,427	277,600
TOTAL NORWAY			2,928,659
PORTUGAL — (0.3%)
	Altri SGPS SA	12,786	62,328
	CTT-Correios de Portugal SA	31,173	123,689
	Mota-Engil SGPS SA	20,742	118,966
	Navigator Co. SA	55,123	227,136
	NOS SGPS SA	76,360	270,369
TOTAL PORTUGAL			802,488
SINGAPORE — (0.7%)
#	AEM Holdings Ltd.	84,000	167,149
	Aztech Global Ltd.	45,500	27,901
*††	Best World International Ltd.	24,210	30,449
	Delfi Ltd.	68,200	55,696
	DFI Retail Group Holdings Ltd.	65,600	130,794
	Dyna-Mac Holdings Ltd.	157,800	28,590
	Food Empire Holdings Ltd.	48,100	48,283
	Frencken Group Ltd.	61,200	58,563
	Grand Venture Technology Ltd.	19,100	7,103
	HRnetgroup Ltd.	67,400	35,722
	iFAST Corp. Ltd.	31,300	171,636
	Micro-Mechanics Holdings Ltd.	15,800	20,610
	Propnex Ltd.	98,100	68,199
	Q&M Dental Group Singapore Ltd.	87,720	16,306
	Raffles Medical Group Ltd.	223,700	168,102
*	RH PetroGas Ltd.	105,400	13,734
	Riverstone Holdings Ltd.	117,700	61,225
	Sheng Siong Group Ltd.	206,900	240,261
	Silverlake Axis Ltd.	154,600	29,920
	StarHub Ltd.	158,800	125,313
	Thomson Medical Group Ltd.	620,100	23,971
	UMS Holdings Ltd.	197,175	186,917
	Venture Corp. Ltd.	25,800	257,034
	Vicom Ltd.	33,700	36,112
TOTAL SINGAPORE			2,009,590
SPAIN — (2.3%)
	Acciona SA	1,414	182,907
#*	Amper SA	215,452	19,054
	Applus Services SA	30,929	373,825
	Cia de Distribucion Integral Logista Holdings SA	21,593	610,757
	CIE Automotive SA	15,735	415,134
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	121,012
*	Distribuidora Internacional de Alimentacion SA	1,732,678	22,455
*	eDreams ODIGEO SA	1,999	15,185
	Elecnor SA	9,022	184,628
	Ence Energia y Celulosa SA	10,540	33,326
	Faes Farma SA	68,688	225,721
	Fluidra SA	2,827	61,202
Ω	Global Dominion Access SA	23,540	90,951
	Indra Sistemas SA	39,692	704,701
	Laboratorios Farmaceuticos Rovi SA	6,557	452,253
*	Melia Hotels International SA	33,213	224,721
Ω	Prosegur Cash SA	118,184	64,237
	Renta 4 Banco SA	926	9,987

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Sacyr SA	162,102	$534,431
*	Solaria Energia y Medio Ambiente SA	21,705	320,455
*	Tecnicas Reunidas SA	7,699	64,671
	Tubacex SA	21,234	78,175
	Vidrala SA	5,730	574,315
	Viscofan SA	12,192	713,812
TOTAL SPAIN			6,097,915
SWEDEN — (2.6%)
	AddLife AB, Class B	14,949	161,127
	Addnode Group AB	31,624	283,226
	AQ Group AB	2,639	137,915
	Beijer Alma AB	8,618	151,848
	Betsson AB, Class B	10,959	119,268
#*	Better Collective AS	6,572	183,951
	Bilia AB, Class A	17,266	208,735
Ω	Bravida Holding AB	19,235	145,854
#	BTS Group AB, Class B	498	14,541
	Bufab AB	8,404	297,640
*	Camurus AB	433	21,466
	Cellavision AB	3,860	74,698
	Clas Ohlson AB, Class B	9,621	136,912
	Concentric AB	7,855	129,100
	Dedicare AB, Class B	2,013	20,559
	Electrolux Professional AB, Class B	55,121	292,882
	Engcon AB	1,430	11,443
	Ework Group AB	2,192	30,654
	Fenix Outdoor International AG	1,047	74,737
	G5 Entertainment AB	1,287	20,010
*Ω	Green Landscaping Group AB	5,723	39,166
	Hanza AB	5,269	40,070
	Hemnet Group AB	18,868	509,395
#	HMS Networks AB	6,568	288,960
#	Instalco AB	46,026	184,044
	INVISIO AB	5,673	110,108
	Kindred Group PLC, SDR	32,587	383,360
	Lime Technologies AB	2,918	95,116
*	Medcap AB	1,750	63,770
	Medicover AB, Class B	8,865	146,199
	Micro Systemation AB, Class B	3,597	21,018
	Momentum Group AB	6,791	88,862
	NCAB Group AB	37,830	244,668
	Nederman Holding AB	4,197	73,739
	Nolato AB, Class B	39,060	189,164
	Nordic Waterproofing Holding AB	1,935	31,311
*	Note AB	4,907	69,357
	OEM International AB, Class B	20,968	198,155
*	OX2 AB	11,860	56,430
	Prevas AB, Class B	2,095	24,208
	Proact IT Group AB	6,525	58,380
*	RaySearch Laboratories AB	7,143	62,764
	Rvrc Holding AB	7,147	43,479
*Ω	Scandic Hotels Group AB	42,995	198,085
*	Sdiptech AB, Class B	4,046	100,417
	SinterCast AB	1,167	11,135
	SkiStar AB	9,997	125,564
	Softronic AB, Class B	7,712	14,762
	Synsam AB	2,360	10,499
	Systemair AB	21,801	156,610

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Troax Group AB	11,120	$241,577
#*	Truecaller AB, Class B	46,868	138,576
	Vitec Software Group AB, Class B	8,760	486,581
	Volati AB	3,354	36,640
	XANO Industri AB, Class B	2,920	22,402
TOTAL SWEDEN			7,081,137
SWITZERLAND — (8.3%)
	Accelleron Industries AG	18,357	587,419
	ALSO Holding AG	838	245,338
	APG SGA SA	486	106,519
*	Aryzta AG	322,082	578,097
	Ascom Holding AG	10,301	87,842
*	Avolta AG	23,523	898,692
	Barry Callebaut AG	403	588,625
*	Basilea Pharmaceutica AG	1,329	52,103
	Belimo Holding AG	3,044	1,419,385
	Bossard Holding AG, Class A	1,813	433,861
	Bucher Industries AG	599	253,716
	Burckhardt Compression Holding AG	999	558,908
	Burkhalter Holding AG	191	19,484
	Coltene Holding AG	1,298	85,462
	Comet Holding AG	2,164	713,501
	Daetwyler Holding AG	1,738	353,390
	DKSH Holding AG	3,341	233,786
	dormakaba Holding AG	989	495,430
	Emmi AG	646	676,765
	Forbo Holding AG	322	378,598
	Georg Fischer AG	25,875	1,731,774
	Inficon Holding AG	583	884,921
	Interroll Holding AG	219	639,653
	Kardex Holding AG	2,288	581,112
	Komax Holding AG	489	94,034
	LEM Holding SA	156	355,950
Ω	Medacta Group SA	2,186	327,140
	Meier Tobler Group AG	224	9,646
	Mobilezone Holding AG	14,625	224,598
	Orior AG	2,145	165,624
*Ω	Sensirion Holding AG	673	56,006
	SFS Group AG	5,125	615,306
	Siegfried Holding AG	1,437	1,431,464
	SKAN Group AG	545	48,087
	Softwareone Holding AG	21,828	409,113
	Stadler Rail AG	10,448	333,517
	Sulzer AG	3,893	376,073
	Swissquote Group Holding SA	2,538	636,969
	Temenos AG	20,126	2,048,231
Ω	VAT Group AG	4,235	1,971,515
	VZ Holding AG	4,613	543,455
	Ypsomed Holding AG	697	246,033
TOTAL SWITZERLAND			22,497,142
UNITED KINGDOM — (12.9%)
	4imprint Group PLC	7,740	530,763
	AG Barr PLC	30,538	219,416
	AJ Bell PLC	81,220	324,777
Ω	Alfa Financial Software Holdings PLC	29,356	63,972
*	AO World PLC	44,960	51,669

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Argentex Group PLC	9,075	$6,321
	Ashtead Technology Holdings PLC	8,798	73,261
	Babcock International Group PLC	201,649	1,152,473
	Britvic PLC	88,023	981,130
	Bytes Technology Group PLC	64,108	532,200
	Clarkson PLC	6,119	275,483
	Coats Group PLC	431,804	392,339
	Computacenter PLC	24,476	894,187
	Cranswick PLC	14,099	718,637
	CVS Group PLC	22,169	473,243
*	Darktrace PLC	86,480	374,978
	Domino's Pizza Group PLC	83,777	369,978
	dotdigital group PLC	60,049	74,273
	Dr Martens PLC	114,243	128,632
	Dunelm Group PLC	37,158	511,851
	Energean PLC	41,424	497,731
	FDM Group Holdings PLC	26,704	156,774
	Fevertree Drinks PLC	833	10,625
	Foresight Group Holdings Ltd.	7,357	42,258
*	Frasers Group PLC	45,280	463,282
	Games Workshop Group PLC	8,702	1,090,012
	Gamma Communications PLC	23,390	353,780
	Greggs PLC	33,984	1,144,761
	Harbour Energy PLC	89,330	313,963
	Hargreaves Lansdown PLC	80,640	778,129
	Hays PLC	380,958	474,047
	Hikma Pharmaceuticals PLC	38,301	934,432
	Hill & Smith PLC	21,853	517,274
	Hilton Food Group PLC	17,406	172,712
	Hollywood Bowl Group PLC	42,980	162,735
	Howden Joinery Group PLC	136,911	1,386,482
	IDOX PLC	94,139	79,851
	IMI PLC	56,929	1,207,438
	Impax Asset Management Group PLC	29,072	199,876
	Inchcape PLC	100,016	861,213
*	Indivior PLC	43,264	758,336
	IntegraFin Holdings PLC	79,159	295,210
*	IWG PLC	220,696	523,003
*	J D Wetherspoon PLC	22,518	239,303
	James Halstead PLC	93,307	232,719
	Johnson Service Group PLC	54,390	100,840
	Kainos Group PLC	29,736	431,595
	Kitwave Group PLC	2,849	9,935
	Liontrust Asset Management PLC	9,804	77,385
Ω	Luceco PLC	32,411	56,462
	Macfarlane Group PLC	22,063	35,312
	Man Group PLC	302,104	903,219
	Me Group International PLC	62,186	99,922
	Midwich Group PLC	13,083	62,657
	Mitie Group PLC	330,644	430,827
	Moneysupermarket.com Group PLC	172,663	557,099
	Morgan Advanced Materials PLC	106,291	364,024
	Morgan Sindall Group PLC	2,154	61,600
	Mortgage Advice Bureau Holdings Ltd.	6,530	70,389
	Next 15 Group PLC	23,661	272,415
	Ninety One PLC	94,720	210,935
	Oxford Instruments PLC	15,187	424,558
	Pagegroup PLC	100,653	584,687
	PayPoint PLC	18,892	130,957

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Plus500 Ltd.	27,850	$629,880
	Polar Capital Holdings PLC	20,109	115,575
	Record PLC	14,254	12,654
	Renew Holdings PLC	19,291	215,182
*	Renewi PLC	5,510	40,916
	Renishaw PLC	403	17,823
*	Renold PLC	27,285	14,397
	Rightmove PLC	89,768	635,304
	Robert Walters PLC	10,701	59,249
	Rotork PLC	221,063	871,454
	RS Group PLC	113,836	1,127,996
	Serco Group PLC	185,303	404,357
	Softcat PLC	32,618	595,382
	Spirent Communications PLC	193,208	288,221
*	SSP Group PLC	178,241	507,270
	SThree PLC	44,534	230,442
	Strix Group PLC	8,187	7,471
*††	Studio Retail Group PLC	9,958	0
	Tate & Lyle PLC	87,137	687,586
	Tatton Asset Management PLC	9,729	65,428
	TClarke PLC	14,286	23,330
	Team Internet Group PLC	11,709	20,430
	Telecom Plus PLC	19,737	362,692
	Topps Tiles PLC	24,408	13,930
#*	Victoria PLC	1,684	5,951
	Victrex PLC	13,372	230,243
	Volex PLC	37,634	150,778
	Volution Group PLC	65,907	360,834
*Ω	Watches of Switzerland Group PLC	58,952	277,631
	WH Smith PLC	33,990	519,409
	Wickes Group PLC	71,296	141,462
	Wilmington PLC	4,671	19,237
	Wincanton PLC	36,308	198,515
TOTAL UNITED KINGDOM			34,781,376
TOTAL COMMON STOCKS			264,129,901
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	FUCHS SE, 2.629%	16,206	710,366
	Sixt SE, 9.669%	4,290	293,801
TOTAL GERMANY			1,004,167
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	European Lithium Ltd. Warrants 03/31/2025	31,498	496
SINGAPORE — (0.0%)
*	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	31,560	2,188
TOTAL RIGHTS/WARRANTS			2,684
TOTAL INVESTMENT SECURITIES (Cost $237,013,574)			265,136,752

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	453,662	$5,247,959
TOTAL INVESTMENTS — (100.0%)
(Cost $242,261,443)^^			$270,384,711
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$20,525,601	$35,281	$20,560,882
Austria	—	3,181,307	—	3,181,307
Belgium	$385,141	3,839,873	—	4,225,014
Canada	29,931,700	172,444	—	30,104,144
Denmark	—	6,104,617	—	6,104,617
Finland	—	5,179,221	—	5,179,221
France	—	12,709,513	—	12,709,513
Germany	—	15,941,678	—	15,941,678
Hong Kong	—	4,616,854	—	4,616,854
Ireland	—	1,056,460	—	1,056,460
Israel	164,319	2,359,213	—	2,523,532
Italy	—	10,570,959	—	10,570,959
Japan	—	63,608,469	—	63,608,469
Netherlands	—	6,829,296	—	6,829,296
New Zealand	—	719,648	—	719,648
Norway	—	2,928,659	—	2,928,659
Portugal	—	802,488	—	802,488
Singapore	—	1,979,141	30,449	2,009,590
Spain	—	6,097,915	—	6,097,915
Sweden	—	7,081,137	—	7,081,137
Switzerland	—	22,497,142	—	22,497,142
United Kingdom	—	34,781,376	—	34,781,376
Preferred Stocks
Germany	—	1,004,167	—	1,004,167
Rights/Warrants
Australia	—	496	—	496
Singapore	—	2,188	—	2,188
Securities Lending Collateral	—	5,247,959	—	5,247,959
TOTAL	$30,481,160	$239,837,821	$65,730˂˃	$270,384,711

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (11.5%)
Federal Home Loan Banks
	2.750%, 12/13/24		1,700	$1,670,600
	3.125%, 09/12/25		1,000	979,461
	5.750%, 06/12/26		200	207,040
	3.000%, 09/11/26		1,200	1,168,005
	3.000%, 03/10/28		2,500	2,410,660
	3.250%, 06/09/28		3,190	3,104,097
	3.250%, 11/16/28		7,100	6,912,540
	2.125%, 09/14/29		945	858,167
	2.125%, 12/14/29		1,000	895,078
	5.500%, 07/15/36		3,295	3,643,870
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,852,877
	6.750%, 03/15/31		3,815	4,446,859
#	6.250%, 07/15/32		4,239	4,902,122
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,870,593
	1.875%, 09/24/26		2,400	2,269,400
	0.750%, 10/08/27		1,750	1,557,313
#	6.250%, 05/15/29		4,330	4,807,785
	7.125%, 01/15/30		3,583	4,169,308
	7.250%, 05/15/30		3,316	3,906,997
	0.875%, 08/05/30		10,650	8,714,398
	6.625%, 11/15/30		4,400	5,051,426
TOTAL AGENCY OBLIGATIONS				67,398,596
BONDS — (49.7%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	140,153
Ω	2.500%, 02/10/41		1,050	727,700
Aetna, Inc.
	3.500%, 11/15/24		50	49,283
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	146,165
	3.300%, 06/15/30		800	717,055
African Development Bank
	4.750%, 03/06/24	AUD	500	328,053
	4.000%, 01/10/25	AUD	1,000	653,043
	3.350%, 08/08/28	AUD	3,100	1,947,185
Ahold Finance USA LLC
	6.875%, 05/01/29		40	44,112
Airbus SE
Ω	3.150%, 04/10/27		200	192,325
Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	2,600	1,913,861
	1.875%, 05/06/26	EUR	420	439,152
Ω	3.439%, 05/13/41		1,150	867,195
			Face Amount^	Value†
			(000)

	Allstate Corp.
	4.500%, 06/15/43		2,000	$1,803,849
	Amazon.com, Inc.
#	1.500%, 06/03/30		4,000	3,380,292
	2.875%, 05/12/41		3,200	2,484,244
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	108,405
	American Express Co.
	3.300%, 05/03/27		204	195,272
	4.050%, 12/03/42		1,000	890,962
	American Honda Finance Corp.
	2.900%, 02/16/24		3,000	2,996,842
	American Tower Corp.
	2.300%, 09/15/31		500	413,620
	4.050%, 03/15/32		625	583,955
	Ameriprise Financial, Inc.
	3.700%, 10/15/24		400	395,274
	4.500%, 05/13/32		200	196,592
	Analog Devices, Inc.
	3.450%, 06/15/27		150	145,448
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		500	477,564
	Aon Corp.
#	3.750%, 05/02/29		1,000	959,129
	Aon Global Ltd.
	3.500%, 06/14/24		275	272,937
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	945,887
	Apple, Inc.
	3.850%, 05/04/43		1,900	1,680,852
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	380,900
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	813,983
	Asian Development Bank
	1.100%, 08/15/24	AUD	500	322,193
	AT&T, Inc.
	2.750%, 06/01/31		306	266,149
	3.500%, 06/01/41		705	560,107
	Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	1,000	644,714
	4.500%, 03/31/28	AUD	2,500	1,630,549
	Autodesk, Inc.
	3.500%, 06/15/27		315	304,960
	Avnet, Inc.
	3.000%, 05/15/31		1,500	1,262,644
	5.500%, 06/01/32		120	118,291
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		728	701,458

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
	3.337%, 12/15/27		30	$28,586
	Banco Santander SA
	0.500%, 02/04/27	EUR	600	595,382
	3.800%, 02/23/28		200	189,946
	Bank of America Corp.
	4.000%, 04/01/24		136	135,624
	5.875%, 02/07/42		2,075	2,271,896
	Bank of Montreal
	3.300%, 02/05/24		1,500	1,499,714
	2.280%, 07/29/24	CAD	200	146,667
	1.850%, 05/01/25		2,000	1,925,205
	2.750%, 06/15/27	EUR	300	319,385
	Bank of Nova Scotia
	2.490%, 09/23/24	CAD	1,600	1,170,322
	1.950%, 01/10/25	CAD	1,600	1,155,970
	2.150%, 08/01/31		2,200	1,818,502
	2.450%, 02/02/32		275	228,262
	Banque Federative du Credit Mutuel SA
	1.250%, 05/26/27	EUR	300	304,305
	Barclays PLC
	4.375%, 01/12/26		500	493,518
	Barrick North America Finance LLC
	5.700%, 05/30/41		500	520,589
	Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	100	99,107
	Best Buy Co., Inc.
	4.450%, 10/01/28		200	199,125
	1.950%, 10/01/30		800	665,594
	BlackRock, Inc.
#	3.250%, 04/30/29		1,400	1,331,240
	2.400%, 04/30/30		133	117,431
	1.900%, 01/28/31		160	134,104
	BMW International Investment BV
	0.750%, 03/08/24	GBP	100	126,147
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	304,298
	BNG Bank NV
	3.300%, 07/17/28	AUD	1,500	942,793
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	927,893
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,100	1,176,928
	4.625%, 04/13/30		800	802,190
	BPCE SA
	4.000%, 04/15/24		500	498,299
	1.000%, 07/15/24	EUR	800	853,070
	0.010%, 01/14/27	EUR	300	294,992
	0.500%, 02/24/27	EUR	700	692,547
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,515,989
			Face Amount^	Value†
			(000)

British Telecommunications PLC
#	5.125%, 12/04/28		500	$507,763
Ω	3.250%, 11/08/29		1,000	912,365
Broadcom, Inc.
Ω	3.419%, 04/15/33		767	673,561
Ω	3.469%, 04/15/34		345	299,666
Ω	3.137%, 11/15/35		483	397,035
Ω	3.187%, 11/15/36		41	33,306
Ω	4.926%, 05/15/37		436	420,500
Ω	3.500%, 02/15/41		1,400	1,119,119
Brown & Brown, Inc.
	4.200%, 09/15/24		240	237,983
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		965	931,126
Campbell Soup Co.
	4.150%, 03/15/28		71	69,480
Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	1,850	1,354,369
Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	48,858
Capital One Financial Corp.
	3.750%, 04/24/24		50	49,784
	3.800%, 01/31/28		300	286,612
Carrier Global Corp.
	3.377%, 04/05/40		1,000	802,253
Cassa Depositi e Prestiti SpA
	1.500%, 06/21/24	EUR	200	213,993
Charles Schwab Corp.
	3.625%, 04/01/25		30	29,464
Choice Hotels International, Inc.
	3.700%, 12/01/29		980	871,732
Chubb Corp.
	6.000%, 05/11/37		1,000	1,111,811
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		50	49,656
Cincinnati Financial Corp.
	6.920%, 05/15/28		400	434,623
Cisco Systems, Inc.
	5.900%, 02/15/39		200	220,845
Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,513,219
#	5.875%, 01/30/42		400	431,269
Clorox Co.
	3.900%, 05/15/28		350	339,887
CNA Financial Corp.
	3.950%, 05/15/24		300	298,435
CNO Financial Group, Inc.
	5.250%, 05/30/29		700	689,105
Coca-Cola Co.
	2.900%, 05/25/27		200	191,874
Comcast Corp.
	7.050%, 03/15/33		400	463,080

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	4.600%, 10/15/38		425	$410,536
	6.550%, 07/01/39		1,000	1,142,608
	3.750%, 04/01/40		3,173	2,717,665
Commonwealth Bank of Australia
	4.400%, 08/18/27	AUD	1,000	651,823
Ω	3.150%, 09/19/27		100	94,898
	4.900%, 08/17/28	AUD	4,000	2,647,324
Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	996,459
	5.300%, 11/01/38		300	292,159
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	295,589
	5.300%, 03/01/35		350	355,334
	4.200%, 03/15/42		600	516,900
Constellation Energy Generation LLC
	3.250%, 06/01/25		200	194,646
	5.750%, 10/01/41		500	499,907
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	279,458
Ω	8.375%, 03/01/39		1,500	1,851,705
Credit Agricole SA
	0.500%, 06/24/24	EUR	1,000	1,066,096
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	750,990
CVS Health Corp.
	6.125%, 09/15/39		1,500	1,583,859
#	2.700%, 08/21/40		400	281,730
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	1,500	1,085,976
Deere & Co.
	3.900%, 06/09/42		1,000	888,301
Deutsche Bank AG
	2.625%, 02/12/26	EUR	200	211,655
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	900	947,725
Dexia SA
Δ	0.000%, 05/29/24	EUR	1,000	1,067,403
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	255,078
Discovery Communications LLC
	3.900%, 11/15/24		150	148,002
	6.350%, 06/01/40		2,000	2,023,438
Dollar General Corp.
	4.150%, 11/01/25		500	492,550
Dollar Tree, Inc.
	4.200%, 05/15/28		400	390,763
Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,319,326
	5.250%, 11/15/41		1,250	1,219,773
E.ON International Finance BV
#Ω	6.650%, 04/30/38		1,000	1,101,491
			Face Amount^	Value†
			(000)

Eaton Vance Corp.
	3.500%, 04/06/27		1,500	$1,440,352
Elevance Health, Inc.
	3.500%, 08/15/24		150	148,345
	4.101%, 03/01/28		218	214,051
	6.375%, 06/15/37		200	221,008
	4.625%, 05/15/42		1,000	929,002
Enbridge Energy Partners LP
	5.500%, 09/15/40		650	647,301
Enbridge, Inc.
	3.500%, 06/10/24		300	297,664
	3.700%, 07/15/27		500	483,481
Enel Finance International NV
Ω	3.500%, 04/06/28		200	188,519
Ω	6.000%, 10/07/39		1,750	1,795,148
Enterprise Products Operating LLC
	3.900%, 02/15/24		100	99,915
	6.125%, 10/15/39		200	219,311
	5.950%, 02/01/41		1,800	1,941,175
Equinix, Inc.
	2.500%, 05/15/31		500	424,693
Equinor ASA
	1.250%, 02/17/27	EUR	1,600	1,639,811
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	197,468
European Investment Bank
	4.750%, 08/07/24	AUD	2,000	1,313,933
Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,090,187
Extra Space Storage LP
	2.350%, 03/15/32		900	728,727
FedEx Corp.
	4.900%, 01/15/34		672	672,448
	3.250%, 05/15/41		250	191,838
Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	626,972
	2.450%, 03/15/31		500	410,544
Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	45,263
First American Financial Corp.
	2.400%, 08/15/31		300	238,807
Flex Ltd.
	4.875%, 06/15/29		700	690,207
Flowserve Corp.
	2.800%, 01/15/32		900	746,322
FMR LLC
Ω	4.950%, 02/01/33		250	240,346
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,844,453

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	$2,695,908
	GATX Corp.
	3.500%, 06/01/32		850	745,895
	General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	400	421,536
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	46,027
	Global Payments, Inc.
	4.450%, 06/01/28		1,107	1,079,835
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24		1,800	1,797,317
	7.250%, 04/10/28	GBP	150	205,603
	Halliburton Co.
	6.700%, 09/15/38		795	926,239
	7.450%, 09/15/39		800	994,377
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	569,127
	Hasbro, Inc.
	6.350%, 03/15/40		1,900	1,997,679
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	427,622
	Home Depot, Inc.
	3.300%, 04/15/40		3,200	2,627,755
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	1,500	996,997
	HP, Inc.
#	6.000%, 09/15/41		1,150	1,208,551
	HSBC Holdings PLC
	4.300%, 03/08/26		200	196,982
	6.100%, 01/14/42		1,500	1,706,493
	HSBC USA, Inc.
	3.500%, 06/23/24		1,000	991,448
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		100	99,868
	4.875%, 09/15/41		1,000	997,579
	ING Groep NV
	3.550%, 04/09/24		500	498,171
	4.050%, 04/09/29		700	674,273
	Intel Corp.
	4.600%, 03/25/40		300	290,422
	2.800%, 08/12/41		2,300	1,707,812
	5.625%, 02/10/43		2,400	2,544,108
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,491,915
	International Business Machines Corp.
	1.950%, 05/15/30		2,600	2,225,778
	4.000%, 06/20/42		400	347,985
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		650	464,963
			Face Amount^	Value†
			(000)

	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		124	$123,519
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	791,036
	2.700%, 01/15/34		1,000	800,974
	ITC Holdings Corp.
	3.650%, 06/15/24		200	198,363
	J M Smucker Co.
	4.250%, 03/15/35		1,300	1,202,328
	Jabil, Inc.
	3.600%, 01/15/30		750	687,492
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	199,239
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		350	346,925
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	290,928
	2.750%, 10/15/32		2,120	1,739,790
	JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	1,684,822
	Kemper Corp.
	3.800%, 02/23/32		750	634,204
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	1,910,255
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	105,978
	5.000%, 08/15/42		1,000	896,836
	Kraft Heinz Foods Co.
#	6.875%, 01/26/39		500	581,088
	4.625%, 10/01/39		1,700	1,582,110
	Kroger Co.
	7.500%, 04/01/31		424	485,292
	Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	1,000	639,365
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		900	882,722
	Legg Mason, Inc.
	4.750%, 03/15/26		28	27,973
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		1,000	980,074
	Lincoln National Corp.
	3.350%, 03/09/25		75	73,405
#	3.400%, 01/15/31		373	334,256
	3.400%, 03/01/32		268	231,716
	7.000%, 06/15/40		1,144	1,288,230
	Lloyds Banking Group PLC
	4.450%, 05/08/25		700	692,527
	4.375%, 03/22/28		600	585,751
	London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	480	508,916

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	$642,433
Ω	3.200%, 04/06/41		2,113	1,628,856
	LYB International Finance III LLC
	3.375%, 10/01/40		340	261,204
	LyondellBasell Industries NV
	5.750%, 04/15/24		100	100,009
	Macquarie Bank Ltd.
	1.700%, 02/12/25	AUD	1,280	814,074
	Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	498,023
	Marathon Petroleum Corp.
	6.500%, 03/01/41		1,750	1,905,810
	Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	246,051
	2.375%, 12/15/31		574	486,102
	4.750%, 03/15/39		500	489,373
	MetLife, Inc.
	3.600%, 04/10/24		50	49,814
	3.000%, 03/01/25		250	244,934
	5.700%, 06/15/35		1,650	1,763,336
	Micron Technology, Inc.
#	4.663%, 02/15/30		600	589,561
	3.366%, 11/01/41		2,950	2,237,260
	Mitsubishi UFJ Financial Group, Inc.
#	2.048%, 07/17/30		3,500	2,952,227
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,000	1,056,838
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		171	158,909
	Morgan Stanley
	3.875%, 04/29/24		350	348,521
	6.375%, 07/24/42		2,500	2,862,707
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	892,745
	MPLX LP
	4.500%, 04/15/38		300	269,985
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27		250	242,093
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	144,071
	Nationwide Building Society
	0.250%, 07/22/25	EUR	200	206,000
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	3,000	3,700,960
	3.400%, 07/22/25	AUD	700	452,817
			Face Amount^	Value†
			(000)

	NetApp, Inc.
	3.300%, 09/29/24		200	$196,997
	2.700%, 06/22/30		300	264,132
	New Zealand Government Bonds
	0.500%, 05/15/24	NZD	2,500	1,506,853
	NIKE, Inc.
	2.850%, 03/27/30		7,550	6,914,825
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	342,564
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	100	101,253
	Northern Trust Corp.
	1.950%, 05/01/30		100	86,332
	NRW Bank
	1.600%, 07/31/24	AUD	500	322,763
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	100	103,833
	Nucor Corp.
	3.950%, 05/01/28		171	167,717
	6.400%, 12/01/37		1,750	1,976,422
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	49,351
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	295,802
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	200	201,814
	1.375%, 09/04/26	GBP	350	402,078
	Oracle Corp.
	2.950%, 05/15/25		50	48,675
	3.250%, 11/15/27		851	808,207
	3.650%, 03/25/41		1,000	795,774
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.900%, 02/01/24		500	500,000
	PNC Bank NA
	3.250%, 06/01/25		250	243,985
	Primerica, Inc.
	2.800%, 11/19/31		1,700	1,441,098
	Principal Financial Group, Inc.
	6.050%, 10/15/36		1,000	1,073,805
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	200	193,556
	Prologis LP
	3.000%, 06/02/26	EUR	400	426,612
	5.125%, 01/15/34		800	812,511
	Province of Quebec
	4.200%, 03/10/25	AUD	2,000	1,308,141
	7.500%, 09/15/29		500	581,597
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,200	1,992,884
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,588,317

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Quanta Services, Inc.
	2.900%, 10/01/30		1,147	$1,006,088
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	196,421
	Realty Income Corp.
	2.850%, 12/15/32		366	309,111
	Reinsurance Group of America, Inc.
	3.900%, 05/15/29		500	475,217
	3.150%, 06/15/30		1,300	1,163,808
	RELX Capital, Inc.
	4.750%, 05/20/32		133	133,555
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	293,980
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	345,088
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	822,680
	Royal Bank of Canada
	0.250%, 05/02/24	EUR	100	107,076
	2.352%, 07/02/24	CAD	600	441,009
	5.000%, 01/24/28	GBP	400	507,967
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,510,569
	3.300%, 09/02/40		1,425	1,073,493
	Ryder System, Inc.
	3.350%, 09/01/25		1,000	972,789
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	246,213
	4.400%, 07/13/27		200	194,398
	Santander U.K. PLC
	4.000%, 03/13/24		50	49,895
	Schlumberger Investment SA
	2.650%, 06/26/30		439	393,430
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	97,699
	2.950%, 08/15/29		600	548,736
	Simon Property Group LP
	2.200%, 02/01/31		1,000	836,721
	2.250%, 01/15/32		2,366	1,952,946
	Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	1,900	2,019,878
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,666,084
	Southwest Gas Corp.
	3.700%, 04/01/28		100	95,628
	2.200%, 06/15/30		500	424,735
	Spectra Energy Partners LP
	4.750%, 03/15/24		400	399,630
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	112,743
	Stryker Corp.
	3.375%, 05/15/24		200	198,785
		Face Amount^	Value†
		(000)

Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	514	$544,243
3.784%, 03/09/26		600	586,430
1.546%, 06/15/26	EUR	100	103,618
3.040%, 07/16/29		800	728,281
2.130%, 07/08/30		1,800	1,519,147
2.222%, 09/17/31		250	205,604
Svenska Handelsbanken AB
5.000%, 03/02/28	AUD	1,500	989,983
Target Corp.
4.000%, 07/01/42		600	537,471
Telefonica Emisiones SA
7.045%, 06/20/36		700	790,391
Telefonica Europe BV
8.250%, 09/15/30		975	1,133,865
T-Mobile USA, Inc.
4.375%, 04/15/40		1,000	902,434
Toronto-Dominion Bank
2.551%, 08/03/27	EUR	2,000	2,108,195
4.456%, 06/08/32		750	722,224
TransCanada PipeLines Ltd.
4.250%, 05/15/28		300	292,854
4.625%, 03/01/34		800	758,954
# 7.250%, 08/15/38		800	919,677
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	100	108,176
0.125%, 03/24/25	EUR	200	207,073
Travelers Cos., Inc.
5.350%, 11/01/40		800	837,144
Trimble, Inc.
4.750%, 12/01/24		468	464,280
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		2,000	1,807,559
U.S. Bancorp
0.850%, 06/07/24	EUR	200	213,520
U.S. Bank NA
2.800%, 01/27/25		750	733,360
UBS AG
1.200%, 07/30/25	AUD	2,000	1,241,439
5.808%, 11/24/28	AUD	1,500	1,017,262
UDR, Inc.
2.100%, 06/15/33		1,000	770,406
Union Pacific Corp.
3.750%, 03/15/24		200	199,538
2.891%, 04/06/36		250	208,103
3.200%, 05/20/41		2,500	1,982,351
United Parcel Service, Inc.
4.875%, 11/15/40		2,000	1,970,867
Valero Energy Corp.
6.625%, 06/15/37		450	495,087
VeriSign, Inc.
2.700%, 06/15/31		1,000	850,943

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Verizon Communications, Inc.
	4.050%, 02/17/25	AUD	3,800	$2,474,561
	4.329%, 09/21/28		623	614,194
	4.016%, 12/03/29		151	145,197
	2.355%, 03/15/32		238	197,654
	4.812%, 03/15/39		1,000	968,416
	3.400%, 03/22/41		1,400	1,106,980
	Visa, Inc.
	2.050%, 04/15/30		1,000	876,184
	Vodafone Group PLC
	7.875%, 02/15/30		200	230,247
	6.250%, 11/30/32		533	580,725
	Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	200	249,869
	Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	2,800	2,971,996
	1.375%, 01/20/25	EUR	120	126,896
	Walmart, Inc.
	5.625%, 04/01/40		4,000	4,400,581
	Walt Disney Co.
	3.700%, 09/15/24		200	198,036
	4.625%, 03/23/40		500	481,992
	3.500%, 05/13/40		140	116,192
	Wells Fargo & Co.
	0.500%, 04/26/24	EUR	1,560	1,672,260
	2.125%, 06/04/24	EUR	500	536,768
	3.000%, 02/19/25		450	440,725
	1.375%, 10/26/26	EUR	500	512,254
	Welltower OP LLC
	4.125%, 03/15/29		450	435,585
	2.750%, 01/15/31		2,000	1,729,949
	Westlake Corp.
	3.375%, 06/15/30		100	91,364
	WestRock MWV LLC
	8.200%, 01/15/30		222	256,559
	Whirlpool Corp.
	3.700%, 05/01/25		200	196,438
#	4.750%, 02/26/29		600	595,138
	WP Carey, Inc.
	2.450%, 02/01/32		1,000	816,992
	TOTAL BONDS			290,146,798
U.S. TREASURY OBLIGATIONS — (32.5%)
	U.S. Treasury Bills
∞	5.016%, 03/12/24		4,000	3,976,594
∞	5.059%, 03/19/24		4,000	3,972,457
	U.S. Treasury Bonds
#	5.250%, 02/15/29		3,500	3,720,391
	1.125%, 05/15/40		7,600	4,823,922
	1.125%, 08/15/40		7,800	4,901,508
	1.375%, 11/15/40		7,500	4,899,609
	1.875%, 02/15/41		7,300	5,167,887
	2.250%, 05/15/41		6,300	4,730,906
	1.750%, 08/15/41		7,300	5,010,481
	2.000%, 11/15/41		6,900	4,927,570
		Face Amount^	Value†
		(000)

	2.375%, 02/15/42	7,000	$5,297,031
	2.750%, 08/15/42	4,100	3,280,160
	2.750%, 11/15/42	5,000	3,988,672
	3.125%, 02/15/43	2,500	2,111,231
	2.875%, 05/15/43	6,400	5,183,500
U.S. Treasury Notes
	0.125%, 02/15/24	5,100	5,090,007
#	2.750%, 02/15/24	5,000	4,995,064
	1.500%, 02/29/24	5,000	4,985,108
	2.125%, 02/29/24	5,000	4,987,448
	2.375%, 02/29/24	4,700	4,689,081
#	0.250%, 03/15/24	5,200	5,168,814
#	2.125%, 03/31/24	3,500	3,481,680
	2.250%, 03/31/24	3,500	3,482,090
#	0.375%, 04/15/24	5,300	5,246,793
	2.000%, 04/30/24	5,500	5,455,098
	2.250%, 04/30/24	4,000	3,970,000
	0.250%, 05/15/24	2,300	2,267,297
	2.500%, 05/15/24	5,000	4,959,961
	2.000%, 05/31/24	3,000	2,968,359
	2.500%, 05/31/24	2,300	2,279,246
	0.250%, 06/15/24	4,200	4,124,531
	2.000%, 06/30/24	5,000	4,935,156
#	3.000%, 06/30/24	3,000	2,973,516
	2.375%, 05/15/27	3,775	3,590,379
	2.250%, 08/15/27	1,700	1,605,238
	0.500%, 10/31/27	1,500	1,322,051
	2.250%, 11/15/27	1,000	941,289
	2.750%, 02/15/28	1,700	1,626,023
	1.125%, 02/29/28	4,500	4,031,367
	1.250%, 03/31/28	2,150	1,932,145
	1.250%, 04/30/28	5,800	5,200,516
	2.875%, 05/15/28	4,250	4,078,008
	2.875%, 08/15/28	4,250	4,070,869
	3.125%, 11/15/28	5,000	4,835,156
	2.625%, 02/15/29	4,000	3,769,063
	2.375%, 03/31/29	3,000	2,788,359
	3.250%, 06/30/29	1,500	1,452,481
	3.500%, 01/31/30	600	586,711
	4.000%, 07/31/30	5,500	5,524,707
TOTAL U.S. TREASURY OBLIGATIONS			189,405,530

COMMERCIAL PAPER — (0.9%)
American Honda Finance Corp.
5.852%, 03/18/24	2,000	1,985,386

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Australia & New Zealand Banking Group Ltd.
Ω	5.590%, 02/22/24	3,000	$2,990,223
TOTAL COMMERCIAL PAPER (Cost $4,975,676)			4,975,609
TOTAL INVESTMENT SECURITIES (Cost $576,507,064)			551,926,533

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	2,749,329	$31,804,242
TOTAL INVESTMENTS — (100.0%)
(Cost $608,311,306)^^			$583,730,775
As of January 31, 2024, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,153,059	CAD	4,213,048	Citibank, N.A.	02/12/24	$18,956
USD	25,466,749	EUR	23,355,190	HSBC Bank	02/16/24	212,108
USD	21,710,367	AUD	32,851,842	State Street Bank and Trust	02/16/24	148,073
USD	1,509,148	NZD	2,466,280	Citibank, N.A.	02/26/24	1,571
Total Appreciation						$380,708
USD	5,198,261	GBP	4,109,336	Citibank, N.A.	02/16/24	$(10,071)
USD	4,155,134	CAD	5,597,556	BANK OF NEW YORK	02/21/24	(9,400)
Total (Depreciation)						$(19,471)
Total Appreciation (Depreciation)						$361,237
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$67,398,596	—	$67,398,596
Bonds	—	290,146,798	—	290,146,798
U.S. Treasury Obligations	—	189,405,530	—	189,405,530
Commercial Paper	—	4,975,609	—	4,975,609
Securities Lending Collateral	—	31,804,242	—	31,804,242
Forward Currency Contracts**	—	361,237	—	361,237
TOTAL	—	$584,092,012	—	$584,092,012
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.7%)
U.S. Treasury Inflation-Indexed Notes
0.500%, 04/15/24	82,363	$81,925,913
0.125%, 07/15/24	80,988	80,296,658
0.125%, 10/15/24	75,300	74,202,676
0.250%, 01/15/25	58,059	56,682,726
0.125%, 04/15/25	27,937	27,093,467
0.625%, 01/15/26	18,532	17,997,992
TOTAL U.S. TREASURY OBLIGATIONS		338,199,432

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.9%)
DFA Intermediate Government Fixed Income Portfolio DFA Investment Dimensions Group Inc.	78,056,994	863,310,354
DFA Two-Year Global Fixed Income Portfolio DFA Investment Dimensions Group, Inc.	52,649,669	511,228,282
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,493,558,010)		1,374,538,636
TOTAL INVESTMENT SECURITIES (Cost $1,832,112,899)		1,712,738,068

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	7,205,085	7,205,085
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $1,839,317,996)^^			$1,719,943,165
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$338,199,432	—	$338,199,432
Affiliated Investment Companies	$1,374,538,636	—	—	1,374,538,636
Temporary Cash Investments	7,205,085	—	—	7,205,085
Securities Lending Collateral	—	12	—	12
TOTAL	$1,381,743,721	$338,199,444	—	$1,719,943,165

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (1.0%)
*	Charter Communications, Inc., Class A	57,649	$21,371,061
*	Match Group, Inc.	2,080	79,830
	Omnicom Group, Inc.	166,633	15,060,291
#	Sirius XM Holdings, Inc.	41,007	208,726
	Verizon Communications, Inc.	286,990	12,154,026
TOTAL COMMUNICATION SERVICES			48,873,934
CONSUMER DISCRETIONARY — (9.2%)
	Best Buy Co., Inc.	267,973	19,425,363
*	Booking Holdings, Inc.	7,213	25,299,381
*	Chipotle Mexican Grill, Inc.	3,525	8,490,914
	Darden Restaurants, Inc.	94,078	15,295,201
*	Expedia Group, Inc.	46,080	6,835,047
	Genuine Parts Co.	26,323	3,691,274
	Home Depot, Inc.	403,134	142,290,177
*	Lululemon Athletica, Inc.	57,671	26,172,253
	NIKE, Inc., Class B	270,804	27,494,730
*	NVR, Inc.	1,511	10,690,763
#	Pool Corp.	24,604	9,134,235
	Ross Stores, Inc.	295,258	41,418,792
*	Royal Caribbean Cruises Ltd.	1,400	178,500
	Service Corp. International	76,856	5,158,575
	TJX Cos., Inc.	600,719	57,014,240
	Tractor Supply Co.	101,092	22,705,263
*	Ulta Beauty, Inc.	43,665	21,922,013
#	Williams-Sonoma, Inc.	58,255	11,265,935
TOTAL CONSUMER DISCRETIONARY			454,482,656
CONSUMER STAPLES — (9.1%)
	Albertsons Cos., Inc., Class A	80,307	1,704,115
	Altria Group, Inc.	622,027	24,955,723
	Clorox Co.	28,137	4,086,899
	Coca-Cola Co.	1,429,132	85,019,063
	Colgate-Palmolive Co.	233,131	19,629,630
	Dollar General Corp.	104,446	13,794,183
	Hershey Co.	76,408	14,788,004
	Kellanova	264,986	14,510,633
	Kimberly-Clark Corp.	78,863	9,540,057
	Kroger Co.	743,305	34,296,093
	Lamb Weston Holdings, Inc.	71,525	7,327,021
	PepsiCo, Inc.	664,457	111,980,938
	Procter & Gamble Co.	274,144	43,078,988
	Sysco Corp.	338,747	27,414,795
	Target Corp.	269,232	37,444,787
TOTAL CONSUMER STAPLES			449,570,929
ENERGY — (5.3%)
	APA Corp.	23,507	736,474
	Cheniere Energy, Inc.	60,046	9,846,944
#	Chesapeake Energy Corp.	41,672	3,213,328
	ConocoPhillips	586,457	65,606,945
	Coterra Energy, Inc.	66	1,642

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Devon Energy Corp.	525,934	$22,099,747
	EOG Resources, Inc.	118,552	13,490,032
	Halliburton Co.	585,988	20,890,472
	Hess Corp.	172,808	24,284,708
	Marathon Petroleum Corp.	146,410	24,245,496
	Occidental Petroleum Corp.	515,971	29,704,451
	ONEOK, Inc.	174,029	11,877,479
	Pioneer Natural Resources Co.	26,703	6,137,151
	Targa Resources Corp.	103,766	8,815,959
	Texas Pacific Land Corp.	1,352	1,975,718
	Valero Energy Corp.	139,266	19,344,047
TOTAL ENERGY			262,270,593
FINANCIALS — (11.0%)
	American Express Co.	276,407	55,485,941
	Ameriprise Financial, Inc.	106,466	41,184,243
	Aon PLC, Class A	64,043	19,112,352
	Discover Financial Services	86,670	9,145,418
	Equitable Holdings, Inc.	46,456	1,518,647
#	First Citizens BancShares, Inc., Class A	3,178	4,798,780
*	FleetCor Technologies, Inc.	43,414	12,587,021
	Lazard, Inc.	325	12,668
	LPL Financial Holdings, Inc.	65,582	15,686,559
	Marsh & McLennan Cos., Inc.	38,877	7,535,918
	Mastercard, Inc., Class A	338,483	152,056,718
	Moody's Corp.	59,887	23,478,099
	Travelers Cos., Inc.	7,860	1,661,290
	Visa, Inc., Class A	745,026	203,585,805
TOTAL FINANCIALS			547,849,459
HEALTH CARE — (15.0%)
	AbbVie, Inc.	814,342	133,877,825
	Amgen, Inc.	263,714	82,874,762
	Bristol-Myers Squibb Co.	1,046,076	51,121,734
	Cardinal Health, Inc.	55,591	6,069,981
	Cencora, Inc.	97,860	22,770,065
*	DaVita, Inc.	78,819	8,525,063
	Eli Lilly & Co.	338,336	218,433,105
	Gilead Sciences, Inc.	694,162	54,325,118
	HCA Healthcare, Inc.	67,194	20,487,450
*	Hologic, Inc.	34	2,531
*	IDEXX Laboratories, Inc.	54,742	28,196,509
*	IQVIA Holdings, Inc.	18,303	3,811,234
	Johnson & Johnson	334,811	53,201,468
*	Mettler-Toledo International, Inc.	14,593	17,470,594
*	Waters Corp.	18,023	5,726,087
	Zoetis, Inc.	201,953	37,928,793
TOTAL HEALTH CARE			744,822,319
INDUSTRIALS — (15.9%)
	3M Co.	228,527	21,561,522
	Advanced Drainage Systems, Inc.	6,401	834,818
	Allegion PLC	36,527	4,525,330
	Automatic Data Processing, Inc.	186,986	45,957,419
*	Boeing Co.	9,013	1,902,104
	Booz Allen Hamilton Holding Corp.	63,148	8,889,344
	Broadridge Financial Solutions, Inc.	81,226	16,586,349
*	Builders FirstSource, Inc.	56,662	9,843,889

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Carrier Global Corp.	11,300	$618,223
	Caterpillar, Inc.	272,530	81,843,484
	CH Robinson Worldwide, Inc.	51,776	4,353,844
	Cintas Corp.	39,108	23,643,524
	CSX Corp.	651,417	23,255,587
	Deere & Co.	147,838	58,186,080
	Delta Air Lines, Inc.	523,974	20,508,342
	Expeditors International of Washington, Inc.	750	94,747
	Fastenal Co.	1,537	104,869
	Ferguson PLC	138,567	26,031,197
	Honeywell International, Inc.	142,580	28,838,231
	Illinois Tool Works, Inc.	135,400	35,325,860
	Lennox International, Inc.	4,997	2,139,516
	Lincoln Electric Holdings, Inc.	4,466	992,435
	Lockheed Martin Corp.	112,034	48,108,520
	Masco Corp.	12,069	812,123
	Old Dominion Freight Line, Inc.	25,034	9,788,795
	Paychex, Inc.	170,975	20,812,787
	Rockwell Automation, Inc.	21,352	5,408,035
	Rollins, Inc.	47,126	2,041,027
	Union Pacific Corp.	308,749	75,313,144
*	United Airlines Holdings, Inc.	91,159	3,772,159
	United Parcel Service, Inc., Class B	392,703	55,724,556
#	United Rentals, Inc.	80,731	50,489,167
	Verisk Analytics, Inc.	57,243	13,825,902
	Vertiv Holdings Co., Class A	148,850	8,384,720
	Waste Management, Inc.	218,335	40,529,526
	WW Grainger, Inc.	41,499	37,168,164
TOTAL INDUSTRIALS			788,215,339
INFORMATION TECHNOLOGY — (31.1%)
	Accenture PLC, Class A	145,673	53,007,491
*	Adobe, Inc.	109,821	67,845,217
	Apple, Inc.	1,246,501	229,854,784
	Applied Materials, Inc.	448,100	73,622,830
*	Autodesk, Inc.	88,623	22,493,404
	Broadcom, Inc.	207,359	244,683,620
	CDW Corp.	99,547	22,569,296
	Dell Technologies, Inc., Class C	54,063	4,480,741
*	Dropbox, Inc., Class A	50,704	1,606,303
*	Enphase Energy, Inc.	100	10,413
*	Fortinet, Inc.	280,080	18,062,359
*	Gartner, Inc.	53,466	24,457,487
	Gen Digital, Inc.	318,594	7,480,587
*	GoDaddy, Inc., Class A	27,503	2,933,470
	International Business Machines Corp.	476,470	87,508,480
	Jabil, Inc.	51,532	6,456,444
	KLA Corp.	63,657	37,814,804
	Lam Research Corp.	72,492	59,818,224
*	Manhattan Associates, Inc.	3,983	966,117
	Microchip Technology, Inc.	143,089	12,188,321
	Microsoft Corp.	618,521	245,911,579
	Motorola Solutions, Inc.	13,957	4,459,262
	NetApp, Inc.	120,163	10,478,214
	NVIDIA Corp.	69,955	43,041,213
	NXP Semiconductors NV	97,252	20,478,354
	Oracle Corp.	717,589	80,154,691
	QUALCOMM, Inc.	546,850	81,212,694
	Seagate Technology Holdings PLC	76,153	6,524,789

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Texas Instruments, Inc.	450,160	$72,079,619
TOTAL INFORMATION TECHNOLOGY		1,542,200,807
MATERIALS — (1.2%)
Avery Dennison Corp.	55,076	10,984,908
CF Industries Holdings, Inc.	81,077	6,122,124
Crown Holdings, Inc.	55,561	4,917,149
LyondellBasell Industries NV, Class A	1,029	96,850
Sherwin-Williams Co.	103,032	31,360,880
Southern Copper Corp.	6,256	513,618
Steel Dynamics, Inc.	65,718	7,931,505
TOTAL MATERIALS		61,927,034
UTILITIES — (0.1%)
Vistra Corp.	125,892	5,165,349
TOTAL COMMON STOCKS Cost ($3,196,951,200)		4,905,378,419

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	43,161,262	43,161,262
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	933,471	10,798,392
TOTAL INVESTMENTS — (100.0%)
(Cost $3,250,910,854)^^			$4,959,338,073
As of January 31, 2024, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	152	03/15/24	$35,290,213	$37,015,800	$1,725,587
Total Futures Contracts			$35,290,213	$37,015,800	$1,725,587
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$48,873,934	—	—	$48,873,934
Consumer Discretionary	454,482,656	—	—	454,482,656
Consumer Staples	449,570,929	—	—	449,570,929
Energy	262,270,593	—	—	262,270,593
Financials	547,849,459	—	—	547,849,459
Health Care	744,822,319	—	—	744,822,319
Industrials	788,215,339	—	—	788,215,339
Information Technology	1,542,200,807	—	—	1,542,200,807
Materials	61,927,034	—	—	61,927,034
Utilities	5,165,349	—	—	5,165,349
Temporary Cash Investments	43,161,262	—	—	43,161,262

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$10,798,392	—	$10,798,392
Futures Contracts**	$1,725,587	—	—	1,725,587
TOTAL	$4,950,265,268	$10,798,392	—	$4,961,063,660
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (6.8%)
	ALS Ltd.	175,861	$1,444,880
	Ampol Ltd.	48,772	1,153,579
	Aristocrat Leisure Ltd.	48,977	1,412,037
	Aurizon Holdings Ltd.	3,322	8,189
#	BHP Group Ltd., Sponsored ADR	439,796	26,924,311
	BHP Group Ltd., Class DI	414,494	12,689,951
	BlueScope Steel Ltd.	27,544	420,550
	Brambles Ltd.	684,584	6,527,348
	CAR Group Ltd.	33,439	717,979
	Cochlear Ltd.	1,888	374,672
	Coles Group Ltd.	339,105	3,519,019
	Computershare Ltd.	69,102	1,144,553
	Domino's Pizza Enterprises Ltd.	10,929	281,110
	Endeavour Group Ltd.	41,099	150,411
	Fortescue Ltd.	430,147	8,313,343
#	IDP Education Ltd.	20,461	262,019
*	James Hardie Industries PLC, CDI	150,492	5,654,050
	JB Hi-Fi Ltd.	45,491	1,692,377
	Lottery Corp. Ltd.	328,285	1,077,557
	Medibank Pvt Ltd.	791,084	1,980,590
	Mineral Resources Ltd.	57,868	2,231,900
	New Hope Corp. Ltd.	112,114	392,134
#	Pilbara Minerals Ltd.	321,301	731,816
	Pro Medicus Ltd.	17,321	1,141,090
*	Qantas Airways Ltd.	121,631	438,524
	Ramsay Health Care Ltd.	13,113	437,168
	REA Group Ltd.	17,975	2,143,818
	Rio Tinto Ltd.	99,892	8,595,442
	Technology One Ltd.	60,633	619,498
	Telstra Group Ltd.	1,018,886	2,687,142
Ω	Viva Energy Group Ltd.	75,632	172,279
	Wesfarmers Ltd.	227,826	8,624,795
	Whitehaven Coal Ltd.	259,541	1,418,845
	Woodside Energy Group Ltd.	137,466	2,872,547
	Woolworths Group Ltd.	262,473	6,164,166
#	Yancoal Australia Ltd.	53,506	208,731
TOTAL AUSTRALIA			114,628,420
AUSTRIA — (0.2%)
	ANDRITZ AG	2,586	159,200
	OMV AG	46,154	2,054,379
	Verbund AG	6,062	492,952
TOTAL AUSTRIA			2,706,531
BELGIUM — (0.5%)
	Ageas SA	9,250	397,491
	Anheuser-Busch InBev SA	42,007	2,598,452
	KBC Group NV	37,108	2,420,614
	Solvay SA	27,928	763,788
*	Syensqo SA	27,928	2,489,696
	Umicore SA	3,027	68,854
TOTAL BELGIUM			8,738,895

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (9.6%)
	Alimentation Couche-Tard, Inc.	171,094	$10,025,501
	ARC Resources Ltd.	303,606	4,715,157
	B2Gold Corp.	1,076	3,001
#	BCE, Inc.	16,155	651,854
	BRP, Inc.	3,100	195,622
	Canadian National Railway Co.	111,799	13,868,264
	Canadian Natural Resources Ltd.	267,321	17,105,871
#	Canadian Tire Corp. Ltd., Class A	22,173	2,356,742
	CCL Industries, Inc., Class B	51,329	2,196,787
	Cenovus Energy, Inc.	224,732	3,636,164
*	CGI, Inc.	79,622	8,911,614
	Constellation Software, Inc.	4,241	11,721,494
	Dollarama, Inc.	54,095	3,970,065
	Element Fleet Management Corp.	67,661	1,141,397
#	Empire Co. Ltd., Class A	68,713	1,780,625
	FirstService Corp.	10,444	1,748,879
	George Weston Ltd.	30,609	3,899,975
	Gildan Activewear, Inc.	60,328	1,991,427
	Great-West Lifeco, Inc.	50,073	1,671,521
	Imperial Oil Ltd.	39,306	2,267,563
	Keyera Corp.	27,222	658,455
	Loblaw Cos. Ltd.	63,048	6,300,345
	Lundin Mining Corp.	71,571	584,514
#	Magna International, Inc.	96,650	5,493,848
	Manulife Financial Corp.	53,418	1,180,842
*	MEG Energy Corp.	57,500	1,087,173
	Metro, Inc.	40,328	2,117,411
	National Bank of Canada	55,561	4,249,572
	Northland Power, Inc.	324	5,962
	Open Text Corp.	21,163	922,895
	Parkland Corp.	18,156	619,582
	Pembina Pipeline Corp.	8,884	305,876
	Quebecor, Inc., Class B	49,134	1,194,682
	RB Global, Inc.	5,031	322,041
	Restaurant Brands International, Inc.	58,537	4,570,214
	Rogers Communications, Inc., Class B	151,836	7,092,329
	Royal Bank of Canada	191	18,641
	Stantec, Inc.	1,995	160,303
	Suncor Energy, Inc.	312,102	10,336,814
	TC Energy Corp.	57,640	2,272,745
	Teck Resources Ltd., Class B	42,728	1,709,547
	TFI International, Inc.	25,500	3,351,352
	Toromont Industries Ltd.	28,093	2,460,658
#	Tourmaline Oil Corp.	101,517	4,389,292
	Waste Connections, Inc.	14,620	2,269,901
	West Fraser Timber Co. Ltd.	6,817	542,085
	Whitecap Resources, Inc.	264,085	1,708,907
	WSP Global, Inc.	1,007	147,936
TOTAL CANADA			159,933,445
DENMARK — (4.7%)
	Coloplast AS, Class B	4,869	561,258
	Novo Nordisk AS, Class B	635,624	72,654,610
	Pandora AS	36,743	5,368,774
TOTAL DENMARK			78,584,642
FINLAND — (1.0%)
	Elisa OYJ	44,611	2,032,542

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ, Class A	56,342	$1,105,201
	Kesko OYJ, Class B	76,913	1,502,080
	Kone OYJ, Class B	84,524	4,184,048
*	Mandatum OYJ	21,024	94,925
	Metso OYJ	184,415	1,843,161
	Neste OYJ	92,985	3,205,613
	Nordea Bank Abp	57,272	705,728
	Orion OYJ, Class A	1,898	86,145
	Orion OYJ, Class B	11,561	532,242
	Sampo OYJ, Class A	21,024	879,969
TOTAL FINLAND			16,171,654
FRANCE — (10.2%)
	Airbus SE	131,359	20,923,629
	Bouygues SA	20,548	752,726
	Bureau Veritas SA	121,130	3,221,922
	Capgemini SE	6,919	1,538,242
	Carrefour SA	11,460	195,649
	Eiffage SA	39,175	4,098,887
*	Forvia SE	3,633	63,149
	Hermes International SCA	6,104	12,877,359
	Ipsen SA	7,835	903,369
	Kering SA	19,489	8,005,563
Ω	La Francaise des Jeux SAEM	8,193	332,092
	L'Oreal SA	2,001	957,587
	LVMH Moet Hennessy Louis Vuitton SE	69,704	57,997,808
	Orange SA	727,420	8,650,422
	Sartorius Stedim Biotech	961	258,929
#	STMicroelectronics NV	178,858	7,866,472
	Teleperformance SE	1,603	250,347
	TotalEnergies SE	636,758	41,310,047
TOTAL FRANCE			170,204,199
GERMANY — (5.2%)
	adidas AG	1,293	244,103
	Bayer AG	221,721	6,899,207
	Bayerische Motoren Werke AG	49,453	5,145,738
	Brenntag SE	57,188	5,055,991
	Deutsche Boerse AG	25,882	5,154,132
	Deutsche Post AG	219,519	10,513,676
	Deutsche Telekom AG	866,133	21,261,668
	E.ON SE	32,551	440,391
	GEA Group AG	24,342	974,874
	Hannover Rueck SE	957	229,409
#Ω	Hapag-Lloyd AG	8,999	1,347,542
	Hella GmbH & Co. KGaA	134	11,865
	Infineon Technologies AG	213,492	7,783,261
	Knorr-Bremse AG	24,707	1,526,055
	Mercedes-Benz Group AG	155,191	10,477,375
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	925	393,790
	Nemetschek SE	19,407	1,790,754
	Puma SE	20,345	818,760
	Rational AG	1,286	987,887
	Rheinmetall AG	17,613	6,167,558
	Volkswagen AG	3,713	524,205
TOTAL GERMANY			87,748,241

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (1.6%)
	AIA Group Ltd.	688,800	$5,401,856
*	Cathay Pacific Airways Ltd.	102,000	103,930
	Chow Tai Fook Jewellery Group Ltd.	996,600	1,350,081
	HKT Trust & HKT Ltd.	2,020,000	2,426,545
	Hong Kong Exchanges & Clearing Ltd.	247,037	7,489,865
	PRADA SpA	215,800	1,338,238
*Ω	Samsonite International SA	18,000	50,251
	Techtronic Industries Co. Ltd.	571,500	6,069,961
Ω	WH Group Ltd.	2,400,363	1,416,201
	Xinyi Glass Holdings Ltd.	283,922	235,378
TOTAL HONG KONG			25,882,306
IRELAND — (0.4%)
	Kingspan Group PLC	38,555	3,131,306
	Smurfit Kappa Group PLC	81,795	3,048,073
TOTAL IRELAND			6,179,379
ISRAEL — (0.5%)
	Bank Leumi Le-Israel BM	245,361	1,863,557
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	720,775
	Delek Group Ltd.	2,421	299,797
	Electra Ltd.	205	78,133
*	Fattal Holdings 1998 Ltd.	1,155	131,121
	First International Bank Of Israel Ltd.	6,412	257,141
*	Harel Insurance Investments & Financial Services Ltd.	38,263	317,390
	ICL Group Ltd.	115,400	524,873
	Israel Discount Bank Ltd., Class A	28,529	138,391
	Mizrahi Tefahot Bank Ltd.	32,684	1,216,410
*	Nova Ltd.	6,296	896,591
	Phoenix Holdings Ltd.	38,747	394,079
*	Strauss Group Ltd.	203	3,942
*	Tower Semiconductor Ltd.	29,421	844,066
TOTAL ISRAEL			7,686,266
ITALY — (2.1%)
	Amplifon SpA	33,249	1,085,198
	Enel SpA	928,610	6,336,255
	Eni SpA	620,033	9,884,157
	Ferrari NV	19,434	6,725,964
	FinecoBank Banca Fineco SpA	68,135	982,395
	Moncler SpA	4,412	271,412
	Recordati Industria Chimica e Farmaceutica SpA	4,248	234,465
	Stellantis NV	471,174	10,378,382
TOTAL ITALY			35,898,228
JAPAN — (20.9%)
	Advantest Corp.	132,000	5,253,312
	Aeon Co. Ltd.	178,400	4,263,256
	AGC, Inc.	11,600	436,256
	Air Water, Inc.	89,500	1,182,225
	Ajinomoto Co., Inc.	82,400	3,383,749
	Asahi Intecc Co. Ltd.	10,200	193,809
	Asics Corp.	25,900	787,000
	Bandai Namco Holdings, Inc.	140,800	3,048,677
	BayCurrent Consulting, Inc.	51,700	1,201,973
	BIPROGY, Inc.	34,900	1,021,818
	Bridgestone Corp.	86,900	3,765,610

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Capcom Co. Ltd.	68,900	$2,627,761
	Chugai Pharmaceutical Co. Ltd.	154,000	5,539,414
	Cosmo Energy Holdings Co. Ltd.	13,000	539,930
	Cosmos Pharmaceutical Corp.	7,200	773,382
	CyberAgent, Inc.	46,000	296,876
	Daicel Corp.	38,900	381,110
	Daikin Industries Ltd.	27,500	4,406,385
	Daito Trust Construction Co. Ltd.	31,799	3,617,153
	Daiwa House Industry Co. Ltd.	81,200	2,510,862
	Dentsu Soken, Inc.	4,500	168,011
	Disco Corp.	16,400	4,425,359
	DMG Mori Co. Ltd.	5,900	118,139
	Ebara Corp.	30,700	1,922,652
	ENEOS Holdings, Inc.	100,300	405,067
	Fast Retailing Co. Ltd.	32,300	8,623,350
	Food & Life Cos. Ltd.	31,200	624,325
	Fuji Electric Co. Ltd.	27,900	1,397,232
	Fuji Kyuko Co. Ltd.	1,200	35,470
	Fujikura Ltd.	34,900	286,896
	Fujitsu Ltd.	45,500	6,297,848
	Fuyo General Lease Co. Ltd.	4,600	411,361
	GMO internet group, Inc.	14,880	268,173
	GMO Payment Gateway, Inc.	8,660	522,529
	Goldwin, Inc.	9,400	632,331
	Hamamatsu Photonics KK	15,082	595,813
	Hitachi Construction Machinery Co. Ltd.	6,000	170,234
	Hitachi Ltd.	209,400	16,448,443
	Horiba Ltd.	5,800	465,358
	Hoya Corp.	63,600	8,079,049
	Ibiden Co. Ltd.	55,000	2,767,596
	Idemitsu Kosan Co. Ltd.	72,100	400,370
	IHI Corp.	36,000	688,550
	Inpex Corp.	249,400	3,389,958
	Internet Initiative Japan, Inc.	47,200	915,275
	Isuzu Motors Ltd.	76,800	1,047,932
	Ito En Ltd.	16,800	487,696
	Iwatani Corp.	18,300	817,763
	Japan Airlines Co. Ltd.	2,800	53,804
	Japan Exchange Group, Inc.	223,100	4,937,583
	Japan Tobacco, Inc.	157,900	4,161,831
	JFE Holdings, Inc.	32,200	508,400
	Kao Corp.	10,900	431,286
	Kawasaki Heavy Industries Ltd.	18,200	412,046
	KDDI Corp.	445,500	14,761,658
	Kobe Bussan Co. Ltd.	50,200	1,282,746
	Kobe Steel Ltd.	67,100	926,509
	Koei Tecmo Holdings Co. Ltd.	2,100	26,158
	Komatsu Ltd.	134,600	3,829,363
	Konami Group Corp.	24,500	1,506,706
	Kotobuki Spirits Co. Ltd.	11,600	156,074
	Kuraray Co. Ltd.	42,500	445,900
	Kurita Water Industries Ltd.	15,500	566,075
	Lasertec Corp.	14,300	3,724,135
	Lawson, Inc.	25,400	1,453,848
	M3, Inc.	80,600	1,271,868
	Macnica Holdings, Inc.	12,500	661,448
	McDonald's Holdings Co. Japan Ltd.	28,400	1,264,495
*	Mercari, Inc.	6,102	100,890
	Minebea Mitsumi, Inc.	176,800	3,654,492

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Chemical Group Corp.	577,900	$3,484,587
	Mitsubishi HC Capital, Inc.	364,550	2,584,821
	Mitsubishi Motors Corp.	189,600	597,442
	Mitsui Chemicals, Inc.	39,600	1,165,438
#	Mitsui High-Tec, Inc.	6,300	290,786
	MonotaRO Co. Ltd.	91,700	863,650
	Murata Manufacturing Co. Ltd.	201,800	4,074,770
	Nichirei Corp.	35,200	850,174
	Nifco, Inc.	28,300	734,406
	Nintendo Co. Ltd.	220,400	12,313,944
	Nippon Express Holdings, Inc.	40,100	2,386,805
	Nippon Sanso Holdings Corp.	82,800	2,098,094
	Nippon Steel Corp.	17,700	425,944
	Nissan Chemical Corp.	53,600	2,137,718
	Niterra Co. Ltd.	39,900	1,074,451
	Nitori Holdings Co. Ltd.	5,300	693,673
	Nitto Denko Corp.	12,100	1,003,790
	Nomura Research Institute Ltd.	69,500	2,125,555
	NTT Data Group Corp.	114,500	1,649,215
	Olympus Corp.	73,100	1,082,148
	Ono Pharmaceutical Co. Ltd.	67,436	1,215,475
	Open House Group Co. Ltd.	40,500	1,266,521
	Oracle Corp.	14,200	1,119,090
	Oriental Land Co. Ltd.	39,200	1,455,891
	Otsuka Corp.	31,900	1,342,281
	Pan Pacific International Holdings Corp.	177,700	3,841,249
*	Park24 Co. Ltd.	18,800	245,655
	Persol Holdings Co. Ltd.	788,000	1,252,692
	Rakus Co. Ltd.	27,000	443,775
	Recruit Holdings Co. Ltd.	267,200	10,554,057
*	Renesas Electronics Corp.	279,500	4,585,918
	Resonac Holdings Corp.	400	7,977
	Ryohin Keikaku Co. Ltd.	39,500	614,191
	Sankyo Co. Ltd.	7,400	452,633
	Sanwa Holdings Corp.	92,100	1,407,673
	SCREEN Holdings Co. Ltd.	19,000	1,863,126
	SCSK Corp.	78,100	1,533,463
	Seiko Epson Corp.	65,400	954,671
	Seven & i Holdings Co. Ltd.	150,600	5,947,919
	SG Holdings Co. Ltd.	140,300	1,816,899
*	SHIFT, Inc.	4,100	739,121
	Shin-Etsu Chemical Co. Ltd.	348,500	13,717,720
	Shinko Electric Industries Co. Ltd.	30,300	1,120,256
	Skylark Holdings Co. Ltd.	110,300	1,799,451
	SoftBank Corp.	652,400	8,667,684
	Sony Group Corp.	328,700	32,235,053
	Subaru Corp.	126,700	2,527,577
	SUMCO Corp.	159,800	2,422,635
#	Sumitomo Forestry Co. Ltd.	36,800	1,081,744
	Sundrug Co. Ltd.	24,600	741,942
	Sysmex Corp.	38,600	2,091,050
	Taiyo Yuden Co. Ltd.	14,300	345,427
	TDK Corp.	121,000	6,020,332
	TechnoPro Holdings, Inc.	43,800	1,009,801
	TIS, Inc.	83,600	1,859,418
#	Toei Animation Co. Ltd.	900	120,417
	Tokio Marine Holdings, Inc.	3,500	92,286
	Tokyo Century Corp.	82,000	911,133
	Tokyo Electron Ltd.	80,300	14,901,465

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Seimitsu Co. Ltd.	5,800	$375,687
	Tokyu Fudosan Holdings Corp.	8,800	58,851
	Toridoll Holdings Corp.	7,400	226,552
	Toyota Boshoku Corp.	30,900	509,149
	Toyota Tsusho Corp.	29,100	1,906,965
	Trend Micro, Inc.	49,600	2,837,584
	Unicharm Corp.	45,800	1,575,903
	USS Co. Ltd.	88,900	1,681,224
*	Visional, Inc.	2,400	150,208
#	Welcia Holdings Co. Ltd.	33,200	560,045
#	Workman Co. Ltd.	8,100	231,556
	Yamaha Motor Co. Ltd.	499,500	4,721,147
	Yaoko Co. Ltd.	5,100	294,259
	Yaskawa Electric Corp.	60,800	2,291,327
	Zenkoku Hosho Co. Ltd.	18,700	695,891
	Zensho Holdings Co. Ltd.	36,200	1,772,667
	ZOZO, Inc.	46,300	1,013,808
TOTAL JAPAN			350,646,555
NETHERLANDS — (5.2%)
	ASML Holding NV	89,605	77,884,143
	Koninklijke KPN NV	413,812	1,407,681
	Universal Music Group NV	10,214	301,086
	Wolters Kluwer NV	52,701	7,769,025
TOTAL NETHERLANDS			87,361,935
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	298,148	115,703
#	Chorus Ltd.	314,405	1,528,297
	Fisher & Paykel Healthcare Corp. Ltd.	91,145	1,316,411
#	Mainfreight Ltd.	15,626	683,844
	Spark New Zealand Ltd.	549,180	1,781,801
TOTAL NEW ZEALAND			5,426,056
NORWAY — (0.6%)
	Aker BP ASA	47,410	1,258,336
	Atea ASA	6,203	82,660
	Equinor ASA	260,740	7,461,618
	Hafnia Ltd.	26,224	190,697
	Stolt-Nielsen Ltd.	2,774	103,687
	Storebrand ASA	10,980	98,723
	Telenor ASA	70,098	776,638
#	Var Energi ASA	12,604	36,561
TOTAL NORWAY			10,008,920
PORTUGAL — (0.2%)
	Galp Energia SGPS SA	113,250	1,782,752
	Jeronimo Martins SGPS SA	34,407	782,530
TOTAL PORTUGAL			2,565,282
SINGAPORE — (1.0%)
	DBS Group Holdings Ltd.	386,358	9,150,998
	DFI Retail Group Holdings Ltd.	48,900	97,498
	Jardine Cycle & Carriage Ltd.	29,400	567,303
	Olam Group Ltd.	375,100	249,270
	Sembcorp Industries Ltd.	350,100	1,473,392

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Airlines Ltd.	202,300	$1,004,072
	Singapore Exchange Ltd.	295,300	2,061,972
	Singapore Technologies Engineering Ltd.	578,800	1,603,819
	United Overseas Bank Ltd.	19,600	413,139
	Wilmar International Ltd.	162,400	397,667
	Yangzijiang Shipbuilding Holdings Ltd.	107,300	133,955
TOTAL SINGAPORE			17,153,085
SPAIN — (2.3%)
	Acciona SA	7,364	952,568
#	ACS Actividades de Construccion y Servicios SA	16,242	640,894
Ω	Aena SME SA	13,339	2,359,765
	Amadeus IT Group SA	84,138	5,896,422
	Endesa SA	100,465	1,990,408
	Ferrovial SE	44,018	1,678,636
	Industria de Diseno Textil SA	196,125	8,385,788
	Repsol SA	533,466	7,878,376
	Telefonica SA	1,969,495	8,013,546
TOTAL SPAIN			37,796,403
SWEDEN — (2.6%)
	AddTech AB, Class B	79,454	1,639,113
	Atlas Copco AB, Class A	569,233	9,084,625
	Atlas Copco AB, Class B	327,663	4,537,461
#	Avanza Bank Holding AB	40,384	811,212
	Axfood AB	37,200	940,002
	Beijer Ref AB	93	1,266
	Epiroc AB, Class A	133,951	2,366,747
	Epiroc AB, Class B	80,900	1,261,384
#	H & M Hennes & Mauritz AB, Class B	182,043	2,568,398
	Indutrade AB	90,724	2,204,056
	Lagercrantz Group AB, Class B	37,204	486,395
	Lifco AB, Class B	25,965	626,455
*	Millicom International Cellular SA, SDR	28,905	495,852
	Sectra AB, Class B	40,431	753,086
	SSAB AB, Class B	23,620	180,420
	Sweco AB, Class B	51,451	603,099
	Tele2 AB, Class B	223,821	1,908,305
	Telefonaktiebolaget LM Ericsson, Class B	269,709	1,495,125
#	Telia Co. AB	291,840	752,706
	Volvo AB, Class A	54,973	1,351,519
	Volvo AB, Class B	410,093	9,828,010
TOTAL SWEDEN			43,895,236
SWITZERLAND — (8.0%)
	Accelleron Industries AG	8,256	264,191
	EMS-Chemie Holding AG	409	308,760
	Geberit AG	14,079	8,104,266
	Kuehne & Nagel International AG	24,938	8,450,980
	Nestle SA	361,051	41,141,952
	Partners Group Holding AG	7,501	10,120,161
	Roche Holding AG	174,975	49,948,818
	Schindler Holding AG	1,147	273,033
	SGS SA	57,700	5,331,816
	Sika AG	862	237,962
	Sonova Holding AG	16,908	5,403,738
	Straumann Holding AG	8,351	1,268,528
	Swisscom AG	1,001	598,882

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
Ω	VAT Group AG	6,795	$3,163,268
TOTAL SWITZERLAND			134,616,355
UNITED KINGDOM — (12.6%)
	Admiral Group PLC	94,186	2,994,844
Ω	Airtel Africa PLC	192,965	274,047
	Ashtead Group PLC	224,550	14,683,749
	AstraZeneca PLC, Sponsored ADR	68,807	4,585,298
Ω	Auto Trader Group PLC	383,457	3,527,758
	B&M European Value Retail SA	461,205	3,022,607
	BP PLC, Sponsored ADR	725,548	25,466,735
	BP PLC	165,519	966,700
	BT Group PLC	2,677,069	3,792,688
	Burberry Group PLC	192,103	3,164,306
	Centrica PLC	3,492,389	6,111,852
	Compass Group PLC	125,938	3,468,805
	Diageo PLC, Sponsored ADR	100,847	14,555,247
	Diageo PLC	80,730	2,915,795
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	8,796,393
	Glencore PLC	1,450,930	7,676,810
	GSK PLC	1,144,717	22,639,903
	Howden Joinery Group PLC	331,968	3,361,801
	Imperial Brands PLC	492,449	11,821,301
	Intertek Group PLC	77,727	4,411,836
	JD Sports Fashion PLC	1,189,909	1,758,345
	Legal & General Group PLC	1,176,670	3,784,691
	Man Group PLC	82,691	247,226
	Next PLC	63,730	6,803,593
#	RELX PLC, Sponsored ADR	334,644	13,837,529
	RELX PLC	74,172	3,060,664
	Rentokil Initial PLC	47,084	242,471
	Rightmove PLC	343,382	2,430,174
	Rio Tinto PLC, Sponsored ADR	2,921	202,338
	SSE PLC	43	916
	Unilever PLC, Sponsored ADR	520,618	25,348,890
	Unilever PLC	110,930	5,403,310
TOTAL UNITED KINGDOM			211,358,622
UNITED STATES — (0.4%)
	CRH PLC	84,212	6,043,053
	Ferguson PLC	3,389	633,734
TOTAL UNITED STATES			6,676,787
TOTAL COMMON STOCKS			1,621,867,442
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 9.425%	9,114	890,533
Ω	Dr Ing hc F Porsche AG, 1.276%	9,979	847,237
	Sartorius AG, 0.422%	6,967	2,541,579
	Volkswagen AG, 7.324%	31,979	4,112,980
TOTAL GERMANY			8,392,329

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	$0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	16,241	7,442
TOTAL RIGHTS/WARRANTS			7,442
TOTAL INVESTMENT SECURITIES (Cost $1,271,273,519)			1,630,267,213

			Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	3,823,342	44,228,417
TOTAL INVESTMENTS — (100.0%)
(Cost $1,315,501,422)^^			$1,674,495,630
As of January 31, 2024, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	03/15/24	$3,605,781	$3,652,875	$47,094
Total Futures Contracts			$3,605,781	$3,652,875	$47,094
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$26,924,311	$87,704,109	—	$114,628,420
Austria	—	2,706,531	—	2,706,531
Belgium	2,489,696	6,249,199	—	8,738,895
Canada	159,933,445	—	—	159,933,445
Denmark	—	78,584,642	—	78,584,642
Finland	—	16,171,654	—	16,171,654
France	2,753,926	167,450,273	—	170,204,199
Germany	—	87,748,241	—	87,748,241
Hong Kong	—	25,882,306	—	25,882,306
Ireland	—	6,179,379	—	6,179,379
Israel	440,857	7,245,409	—	7,686,266
Italy	6,310,618	29,587,610	—	35,898,228
Japan	—	350,646,555	—	350,646,555
Netherlands	56,087,733	31,274,202	—	87,361,935
New Zealand	—	5,426,056	—	5,426,056
Norway	—	10,008,920	—	10,008,920
Portugal	—	2,565,282	—	2,565,282
Singapore	—	17,153,085	—	17,153,085
Spain	—	37,796,403	—	37,796,403
Sweden	—	43,895,236	—	43,895,236
Switzerland	—	134,616,355	—	134,616,355
United Kingdom	83,996,037	127,362,585	—	211,358,622

International High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$6,043,053	$633,734	—	$6,676,787
Preferred Stocks
Germany	—	8,392,329	—	8,392,329
Rights/Warrants
Spain	—	7,442	—	7,442
Securities Lending Collateral	—	44,228,417	—	44,228,417
Futures Contracts**	47,094	—	—	47,094
TOTAL	$345,026,770	$1,329,515,954	—	$1,674,542,724
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,045,689	$38,042,159
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	947,800	30,471,783
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,139,308	17,214,951
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	776,165	16,951,450
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	489,216	10,591,527
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	292,236	9,567,815
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	455,222	5,289,677
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	296,451	3,975,407
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	57,523	2,150,193
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	212,568	758,867
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $104,812,748)^^		$135,013,829
Summary of the Portfolio’s investments as of January 31, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$135,013,829	—	—	$135,013,829
TOTAL	$135,013,829	—	—	$135,013,829

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$364,389
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	276,199
City of Blaine (GO) Series A
5.000%, 02/01/25	515	526,209
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	348,290
City of Lakeville (GO) Series B
5.000%, 02/01/24	580	580,000
City of Lakeville (GO) Series C
5.000%, 02/01/24	90	90,000
City of Minneapolis (GO)
5.000%, 12/01/24	760	772,970
5.500%, 12/01/24	310	316,552
4.000%, 12/01/25	290	296,576
3.000%, 12/01/27	1,450	1,448,470
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	230	242,981
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	714,294
City of Richfield (GO) Series A
3.000%, 02/01/24	255	255,000
City of St. Cloud (GO) Series A
3.000%, 02/01/24	450	450,000
City of St. Cloud (RB) Series B
5.000%, 05/01/24	185	185,610
City of St. Paul (GO) Series A
5.000%, 09/01/24	690	697,647
City of St. Paul (GO) Series C
5.000%, 02/01/25	400	407,913
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	150	151,934
City of Waconia (GO) Series A
3.000%, 02/01/26	820	820,478
County of Hennepin (GO) Series C
5.000%, 12/15/25	425	442,590
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
County of Hennepin (GO) Series A
5.000%, 12/01/24	670	$681,434
5.000%, 12/01/31	1,000	1,057,770
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	546,215
County of Olmsted (GO) Series A
5.000%, 02/01/24	100	100,000
5.000%, 02/01/25	160	163,324
County of Polk (GO) Series B
5.000%, 02/01/24	200	200,000
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	160	163,308
Edina Independent School District No. 273 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	200	200,000
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	555,191
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	101,988
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	250,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	254,702
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	373,452
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	521,027
Metropolitan Council (GO) Series C
5.000%, 12/01/26	200	213,180

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/25	165	$168,395
Minneapolis Special School District No. 1 (COP) (SD CRED PROG) Series C
5.000%, 02/01/25	500	510,189
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	207,246
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	146,692
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/24	120	120,186
Minnesota State Colleges & Universities Foundation (RB) Series A
5.000%, 10/01/24	300	303,526
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	300,000
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	200	204,076
North St. Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	255,000
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	219,390
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	550	561,262
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	40	$40,000
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	150	155,443
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	363,115
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	280	280,000
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	505	514,790
State of Minnesota (GO) Series A
5.000%, 08/01/24	330	333,365
5.000%, 09/01/24	570	576,811
5.000%, 10/01/24	245	248,366
5.000%, 08/01/25	705	727,789
5.000%, 10/01/25	150	155,446
5.000%, 08/01/26	740	763,086
5.000%, 08/01/27	365	368,336
5.000%, 08/01/32	175	176,263
State of Minnesota (GO) Series B
5.000%, 08/01/24	200	202,039
5.000%, 10/01/26	90	95,536
State of Minnesota (GO) Series D
5.000%, 08/01/24	1,015	1,025,348
5.000%, 08/01/25	490	505,839
5.000%, 08/01/26	425	449,320
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	125	127,547
University of Minnesota (RB) Series B
5.000%, 10/01/25	790	817,376
4.000%, 01/01/30	300	300,142
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/25	225	229,192
5.000%, 01/01/26	345	359,468

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	250	$254,822
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	204,553
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,071,084
TOTAL MUNICIPAL BONDS (Cost $28,297,910)		28,110,731
TOTAL INVESTMENTS — (100.0%)
(Cost $28,297,910)^^		$28,110,731
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$28,110,731	—	$28,110,731
TOTAL	—	$28,110,731	—	$28,110,731

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.6%)
CALIFORNIA — (99.6%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,000	$2,082,641
5.000%, 12/01/30	1,585	1,585,000
Albany Unified School District (GO)
5.000%, 08/01/25	255	263,433
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	2,000	2,009,830
Cajon Valley Union School District (GO)
5.000%, 08/01/24	350	353,534
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	935	970,683
5.000%, 02/01/34	1,000	1,058,257
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	1,500	1,532,188
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	115	126,610
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	217,124
¤ 5.000%, 02/01/46 (Pre-refunded @ $100, 2/1/25)	600	611,870
California State Public Works Board (RB) Series C
5.000%, 11/01/24	1,085	1,101,131
5.000%, 11/01/25	2,180	2,261,693
4.000%, 11/01/30	750	775,096
California State Public Works Board (RB) Series D
5.000%, 11/01/24	1,640	1,664,382
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series A
5.000%, 02/01/25	1,500	$1,530,417
5.000%, 02/01/28	160	174,854
5.000%, 09/01/28	2,155	2,176,394
California State Public Works Board (RB) Series C
5.000%, 08/01/25	730	753,054
California State Public Works Board (RB) Series D
5.000%, 11/01/26	25	26,551
5.000%, 05/01/28	1,000	1,098,923
California State University (RB) Series A
¤ 5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	300	304,795
California State University (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	1,095	1,112,503
3.375%, 11/01/29	3,500	3,524,270
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,000	3,047,954
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	3,760	3,820,102
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,175	1,191,081
5.000%, 03/01/27	625	647,003
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	328,666
Carlsbad Unified School District (COP)
4.000%, 10/01/27	100	104,953
4.000%, 10/01/28	100	106,501
4.000%, 10/01/29	55	59,459

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Centinela Valley Union High School District (GO) Series C
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,675	$1,692,078
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,020,511
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	713,744
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	367,064
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	805	813,208
City & County of San Francisco (COP)
5.000%, 04/01/25	410	420,283
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	806,295
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	1,500	1,505,101
City of Grover Beach (GO)
5.000%, 09/01/26	345	365,922
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	225	254,395
City of Los Angeles (RN)
5.000%, 06/27/24	9,000	9,069,370
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	910	936,491
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/35	1,305	1,341,182
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	277,600
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	215,125
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	700	$746,787
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,625	2,709,307
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/24)	1,400	1,422,378
City of San Francisco Public Utilities Commission Water Revenue (RB) Series C
¤ 5.000%, 11/01/43 (Pre-refunded @ $100, 11/1/24)	2,775	2,817,289
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	305	317,491
5.000%, 11/01/26	215	229,816
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	439,913
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/24	2,800	2,804,266
5.000%, 03/01/32	640	657,706
County of Los Angeles (RN)
5.000%, 06/28/24	5,675	5,718,964
County of Riverside (RN)
5.000%, 06/28/24	2,155	2,171,695
County of Riverside (GO) Series A
3.875%, 10/18/24	2,000	2,009,943
County of Santa Cruz (RN)
5.000%, 07/05/24	3,500	3,528,420
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,652,078
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,646,753
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	1,000,781

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	$108,623
5.000%, 06/01/28	125	139,197
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,150	1,188,886
East Side Union High School District (GO)
5.000%, 08/01/27	305	332,687
5.000%, 08/01/28	315	352,237
East Side Union High School District (GO) Series B
5.000%, 08/01/33	975	1,011,810
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	385	385,618
El Monte Union High School District (GO)
5.000%, 06/01/24	270	271,793
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	410	413,615
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	550	555,744
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	4,770	4,908,398
Goleta Water District (RB) Series A
5.000%, 09/01/24	115	116,268
Hacienda La Puente Unified School District (GO) Series A
5.000%, 08/01/24	825	834,106
Hayward Area Recreation & Park District (GO) Series B
5.000%, 08/01/24	315	318,258
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	265	$293,740
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	557,256
Kern High School District (GO) Series A
5.000%, 08/01/25	130	134,590
Kern High School District (GO) Series E
4.000%, 08/01/24	200	201,207
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	753,676
4.000%, 08/01/25	390	396,811
Lodi Unified School District (GO)
5.000%, 08/01/28	500	555,485
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	502,475
Los Angeles Community College District (GO) Series A
¤ 4.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	945	950,610
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	1,100	1,109,972
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	1,060	1,069,609
4.000%, 07/01/34	1,195	1,197,471
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/33	500	506,421
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,295	1,346,834

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	$275,100
5.000%, 12/01/25	260	271,361
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/29	1,000	1,007,699
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/24	1,820	1,835,668
5.000%, 07/01/26	750	794,913
5.000%, 07/01/29	365	391,750
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	450	453,893
5.000%, 07/01/25	50	51,601
5.000%, 07/01/33	1,465	1,530,313
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,400	1,445,410
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	635	640,362
5.000%, 07/01/25	390	402,650
5.000%, 07/01/26	890	942,221
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	325,726
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,615	2,655,775
5.000%, 07/01/29	2,000	2,014,075
4.000%, 07/01/31	2,500	2,505,877
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/24	200	202,562
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	250	252,735
5.000%, 08/01/25	275	284,792
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @ $100, 8/1/25)	1,335	1,362,256
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,250	1,263,462
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	$1,768,846
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	405,760
5.000%, 12/01/26	265	282,838
5.000%, 12/01/27	385	420,774
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	650	658,284
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	749,658
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	20,661
5.000%, 08/01/26	280	296,510
5.000%, 08/01/27	130	140,980
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	272,167
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	129,887
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	335	343,931
Municipal Improvement Corp. of Los Angeles (RB) Series B
¤ 5.000%, 11/01/29	1,085	1,090,197
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	505	512,771
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	280	283,314
New Haven Unified School District (GO)
5.000%, 08/01/26	340	360,642
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	750	751,414
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	163,938
5.000%, 12/01/28	175	195,770

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	500	$502,270
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	122,025
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,110,549
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	330	349,126
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	206,078
5.000%, 08/01/28	1,000	1,033,702
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	890	931,846
5.000%, 02/01/35	1,000	1,009,288
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,866
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	285,544
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	595	611,454
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	708,312
5.000%, 08/01/29	1,930	1,944,118
Pleasanton Unified School District (GO)
5.000%, 08/01/24	560	565,931
Pomona Unified School District (GO)
5.000%, 08/01/29	350	397,638
Reed Union School District (GO)
4.000%, 08/01/26	250	258,853
Rialto Unified School District (GO)
5.000%, 08/01/24	260	262,689
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	$1,011,950
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	417,192
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	551,962
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/35	1,000	1,004,519
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	570	578,689
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,655	1,663,755
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	264,051
5.000%, 05/01/27	115	124,845
San Diego Unified School District (GO) Series F2
5.000%, 07/01/24	1,740	1,754,620
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	900	929,192
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	250	264,971
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	920	927,163
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	519,563
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	1,855,006

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,000	$1,037,398
San Francisco Community College District (GO)
5.000%, 06/15/24	1,390	1,401,144
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	835	860,355
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,590,597
San Francisco Unified School District (GO) Series C
4.000%, 06/15/24	1,180	1,184,638
5.000%, 06/15/28	1,160	1,288,921
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,588,412
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	250	258,267
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	4,065	4,145,122
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	390	395,044
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	254,023
5.000%, 11/15/25	560	582,015
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	150	168,076
San Mateo County Transit District (RB) Series A
5.000%, 06/01/29	1,570	1,618,932
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,105	1,145,116
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	$332,522
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	157,603
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	830	846,210
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	592,220
Santa Ana College Improvement District #1 Rancho Santiago Community College District (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	685	691,984
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/24	1,395	1,399,749
5.000%, 06/01/26	420	444,380
Santa Maria Joint Union High School District (GO)
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	2,000	2,011,083
Santee School District (GO)
5.000%, 08/01/24	290	292,957
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	150,706
4.000%, 08/01/25	365	371,428
5.000%, 08/01/26	250	264,741
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	595,000
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	1,015	1,025,499

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	300	$302,496
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	930	937,083
5.000%, 07/01/31	4,020	4,048,954
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	264,387
State Center Community College District (GO) Series C
5.000%, 08/01/24	785	793,665
State of California (GO)
5.000%, 04/01/24	2,900	2,909,439
5.000%, 09/01/24	4,165	4,215,253
5.000%, 10/01/24	7,105	7,203,547
4.000%, 11/01/24	3,570	3,600,088
5.000%, 11/01/24	875	888,791
5.000%, 12/01/24	1,540	1,567,173
5.500%, 02/01/25	1,080	1,108,244
5.000%, 05/01/25	2,970	2,984,519
5.000%, 09/01/25	3,200	3,312,280
5.000%, 10/01/25	2,000	2,025,301
5.000%, 11/01/25	1,245	1,245,564
5.000%, 12/01/25	1,000	1,041,321
5.000%, 08/01/26	5,195	5,490,984
3.500%, 08/01/27	5,905	6,052,818
5.000%, 08/01/27	950	980,798
5.000%, 11/01/27	245	266,326
5.000%, 04/01/28	1,685	1,852,446
5.000%, 08/01/28	2,085	2,309,800
5.000%, 10/01/32	720	727,135
5.000%, 04/01/33	2,530	2,534,998
5.000%, 10/01/33	1,000	1,001,975
5.000%, 10/01/35	2,000	2,079,329
4.000%, 11/01/35	1,000	1,036,751
State of California (GO) Series C
5.000%, 12/01/27	1,230	1,339,586
State of California (GO) (AMBAC)
5.000%, 02/01/27	810	866,767
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,490	1,517,278
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	125	$130,393
Stockton Unified School District (GO)
5.000%, 08/01/26	2,880	3,017,464
Stockton Unified School District (GO) Series A
5.000%, 07/01/24	335	337,634
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	317,167
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	735	757,666
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	277,378
5.000%, 08/01/28	2,000	2,016,996
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	392,566
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	106,021
Torrance Unified School District (GO)
4.000%, 08/01/33	2,030	2,036,029
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	441,626
University of California (RB) Series BS
5.000%, 05/15/26	2,250	2,369,813
University of California (RB) Series AM
5.000%, 05/15/27	495	497,659
University of California (RB) Series AR
5.000%, 05/15/32	1,445	1,520,179
University of California (RB) Series BN
5.000%, 05/15/24	7,010	7,051,291
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	146,403
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	239,816

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
6.250%, 06/28/24	750	$759,527
TOTAL MUNICIPAL BONDS (Cost $275,707,100)		275,557,481
COMMERCIAL PAPER — (0.4%)
California Statewide Communities Development Authority
(r) 3.550%, 03/13/24	1,000	1,000,096
TOTAL INVESTMENTS — (100.0%)
(Cost $276,707,100)^^		$276,557,577
As of January 31, 2024, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	$92,444	$92,444
Bank of America Corp.	3.075%	Fixed	CPI	Maturity	USD	12,000,000	02/23/24	—	—	27,955	27,955
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	285,269	285,269
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	189,854	189,854
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	150,185	150,185
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	79,300	79,300
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	146,349	146,349
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	108,220	108,220
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	598,599	598,599
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	293,997	293,997
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	340,520	340,520
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	776,402	776,402
Bank of America Corp.	2.419%	Fixed	CPI	Maturity	USD	7,000,000	08/29/24	—	—	10,798	10,798
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	511,034	511,034
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	8,000,000	07/26/24	—	—	18,717	18,717
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	538,127	538,127
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	701,772	701,772
Bank of America Corp.	2.169%	Fixed	CPI	Maturity	USD	6,000,000	07/18/24	—	—	26,255	26,255
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	980,913	980,913

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.030%	Fixed	CPI	Maturity	USD	15,000,000	01/16/25	—	—	$3,208	$3,208
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	478,661	478,661
Citibank, N.A.	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	151,855	151,855
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	96,771	96,771
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	287,960	287,960
Citibank, N.A.	2.320%	Fixed	CPI	Maturity	USD	12,000,000	06/01/24	—	—	80,377	80,377
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	698,684	698,684
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	494,308	494,308
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	582,253	582,253
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	5,000,000	03/31/24	—	—	7,850	7,850
Total Appreciation										$8,758,637	$8,758,637
Bank of America Corp.	2.261%	Fixed	CPI	Maturity	USD	6,000,000	11/13/24	—	—	(11,153)	(11,153)
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	5,000,000	11/24/24	—	—	(10,851)	(10,851)
Citibank, N.A.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	09/21/24	—	—	(24,841)	(24,841)
Citibank, N.A.	2.657%	Fixed	CPI	Maturity	USD	10,000,000	10/18/24	—	—	(37,733)	(37,733)
Citibank, N.A.	2.198%	Fixed	CPI	Maturity	USD	7,000,000	12/21/24	—	—	(13,682)	(13,682)
Citibank, N.A.	2.179%	Fixed	CPI	Maturity	USD	19,000,000	12/18/24	—	—	(34,275)	(34,275)
Citibank, N.A.	2.163%	Fixed	CPI	Maturity	USD	10,000,000	02/01/25	—	—	(5,325)	(5,325)
Morgan Stanley and Co. International	3.875%	Fixed	CPI	Maturity	USD	4,000,000	05/09/25	—	—	(39,505)	(39,505)
Morgan Stanley and Co. International	2.173%	Fixed	CPI	Maturity	USD	11,000,000	01/24/25	—	—	(9,663)	(9,663)
Total (Depreciation)										$(187,028)	$(187,028)
Total Appreciation (Depreciation)										$8,571,609	$8,571,609
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$275,557,481	—	$275,557,481
Commercial Paper	—	1,000,096	—	1,000,096
Swap Agreements**	—	8,571,609	—	8,571,609
TOTAL	—	$285,129,186	—	$285,129,186
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.5%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$64,651
Government National Mortgage Association, TBA
	3.500%, 02/01/54 TBA		14,681	13,542,019
	3.000%, 02/20/54 TBA		38,169	34,092,670
Uniform Mortgage-Backed Security, TBA
	1.500%, 02/01/39 TBA		20,204	17,664,151
	2.000%, 02/01/39 TBA		66,416	59,602,703
	2.500%, 02/01/39 TBA		41,280	38,013,075
	2.000%, 02/01/54 TBA		6,483	5,226,648
	2.500%, 02/01/54 TBA		51,231	43,076,922
	3.000%, 02/01/54 TBA		60,127	52,620,520
TOTAL AGENCY OBLIGATIONS				263,903,359
BONDS — (82.4%)
AUSTRALIA — (6.0%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		2,000	1,994,495
	0.375%, 09/17/29	EUR	1,745	1,618,375
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,595,372
	2.000%, 07/15/30	EUR	1,367	1,332,106
ASB Bank Ltd.
	0.500%, 09/24/29	EUR	2,000	1,858,636
Bank of New Zealand
Ω	3.500%, 02/20/24		1,750	1,748,172
BHP Billiton Finance Ltd.
	3.250%, 09/25/24	GBP	1,200	1,501,836
	1.500%, 04/29/30	EUR	1,000	968,523
	3.125%, 04/29/33	EUR	3,000	3,147,561
Buckeye Partners LP
	3.950%, 12/01/26		87	82,541
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.722%, 07/07/25		1,000	997,811
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		5,800	$5,576,137
Ω	5.875%, 04/15/30		2,000	1,975,181
Ω	4.375%, 04/01/31		2,100	1,889,986
Glencore Funding LLC
#Ω	2.500%, 09/01/30		3,310	2,860,869
#Ω	2.850%, 04/27/31		3,000	2,592,994
Macquarie Bank Ltd.
	1.125%, 12/15/25	GBP	379	449,811
Macquarie Group Ltd.
	0.950%, 05/21/31	EUR	1,971	1,783,602
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)	6.120%, 05/13/25		1,000	1,002,979
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.860%, FRN
(r)	6.215%, 06/09/25		5,835	5,861,802
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	4,507,304
	1.500%, 02/20/32	AUD	14,820	7,791,649
	2.000%, 03/08/33	AUD	8,000	4,249,290
	1.750%, 03/20/34	AUD	9,200	4,615,541
	4.250%, 02/20/36	AUD	18,900	11,734,347
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	4,000	2,196,336
	1.500%, 08/20/32	AUD	9,700	5,046,773
	1.750%, 07/20/34	AUD	34,000	16,977,188
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,050,664
Rio Tinto Finance PLC
	4.000%, 12/11/29	GBP	3,500	4,303,833
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		3,000	3,055,193
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	15,728,950
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,656,603
	4.250%, 12/20/32	AUD	10,800	6,907,020
	2.250%, 09/15/33	AUD	6,000	3,189,794
	2.250%, 11/20/34	AUD	51,000	26,180,251
	2.000%, 09/17/35	AUD	21,100	10,281,343
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	7,970,780

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	7,200	$6,968,701
	TOTAL AUSTRALIA			186,250,349
AUSTRIA — (0.0%)
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	735,886
BELGIUM — (0.4%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		7,000	6,485,349
	Dexia SA
	0.250%, 12/11/24	GBP	4,000	4,865,916
	TOTAL BELGIUM			11,351,265
CANADA — (3.9%)
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		1,620	1,558,925
Bank of Montreal
	2.500%, 06/28/24		700	691,557
	1.500%, 12/18/24	GBP	2,000	2,456,352
Bank of Nova Scotia
	3.400%, 02/11/24		1,545	1,543,852
	2.150%, 08/01/31		1,000	826,592
	2.450%, 02/02/32		14,891	12,360,180
	Canada Government Bonds
	2.750%, 08/01/24	CAD	26,000	19,129,324
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	19,650	14,495,209
	Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		3,500	3,485,431
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,664,864
	CI Financial Corp.
	3.200%, 12/17/30		7,053	5,683,062
	CPPIB Capital, Inc.
	0.375%, 06/20/24	EUR	600	639,984
	Enbridge, Inc.
	3.500%, 06/10/24		15	14,883
Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	473,458
	4.850%, 04/17/28		1,000	990,300
	4.625%, 04/29/30		200	192,920
	ITC Holdings Corp.
	3.650%, 06/15/24		2,070	2,053,061
	Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	1,983,381
	Methanex Corp.
#	5.250%, 12/15/29		7,600	7,259,617
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Nutrien Ltd.
	3.000%, 04/01/25		40	$38,978
	Ontario Teachers' Finance Trust
Ω	1.850%, 05/03/32	EUR	2,500	2,453,589
	Province of British
#	6.500%, 01/15/26		93	96,203
Royal Bank of Canada
	1.375%, 12/09/24	GBP	1,100	1,348,822
	2.300%, 11/03/31		700	585,896
	3.875%, 05/04/32		8,000	7,429,640
	Spectra Energy Partners LP
	4.750%, 03/15/24		22	21,980
Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	1,827,013
	6.800%, 05/15/38		3,734	4,107,811
	6.500%, 06/15/38		152	163,788
	TC PipeLines LP
#	3.900%, 05/25/27		2,000	1,918,942
Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	13,200	13,068,960
	3.200%, 03/10/32		4,000	3,525,496
	3.129%, 08/03/32	EUR	2,000	2,098,058
	TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	1,019,244
	TOTAL CANADA			123,207,372
DENMARK — (0.0%)
DSV Finance BV
	1.375%, 03/16/30	EUR	400	388,882
FINLAND — (0.2%)
	Nokia OYJ
	4.375%, 06/12/27		4,350	4,185,937
	Nordea Bank Abp
	0.500%, 11/02/28	EUR	1,000	946,391
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	2,750	2,528,788
	TOTAL FINLAND			7,661,116
FRANCE — (3.6%)
	Airbus SE
	2.375%, 04/07/32	EUR	1,000	1,026,283
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	4,613,662
	0.750%, 01/17/30	EUR	1,200	1,095,477
	1.250%, 06/03/30	EUR	1,700	1,584,353
	0.625%, 02/21/31	EUR	9,900	8,714,944
	1.125%, 01/19/32	EUR	2,700	2,425,362
	Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,000	3,132,051

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
BNP Paribas SA
	1.000%, 06/27/24	EUR	2,000	$2,136,168
	3.375%, 01/23/26	GBP	2,782	3,407,492
	2.100%, 04/07/32	EUR	1,500	1,433,955
BPCE SA
#Ω	3.500%, 10/23/27		5,000	4,699,080
#Ω	2.700%, 10/01/29		6,626	5,850,816
	0.625%, 01/15/30	EUR	500	462,437
	0.250%, 01/14/31	EUR	5,300	4,624,439
	2.375%, 04/26/32	EUR	1,400	1,395,824
Caisse des Depots et Consignations
	1.125%, 12/16/24	GBP	1,000	1,225,525
Credit Agricole SA
	4.000%, 01/18/33	EUR	7,500	8,477,169
Electricite de France SA
Ω	3.625%, 10/13/25		40	39,220
	6.250%, 05/30/28	GBP	1,000	1,331,271
	5.875%, 07/18/31	GBP	3,200	4,187,752
	6.125%, 06/02/34	GBP	1,500	1,978,813
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,739,873
La Poste SA
	1.375%, 04/21/32	EUR	8,500	7,943,644
Orange SA
	3.250%, 01/15/32	GBP	600	690,843
SNCF Reseau
	5.250%, 01/31/35	GBP	10,050	13,488,297
Societe Generale SA
#Ω	4.750%, 09/14/28		1,000	986,702
	2.125%, 09/27/28	EUR	2,000	2,047,637
Ω	3.000%, 01/22/30		1,400	1,227,641
	4.250%, 11/16/32	EUR	1,000	1,151,400
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	481,151
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,452,619
WEA Finance LLC
Ω	3.500%, 06/15/29		9,550	8,210,948
TOTAL FRANCE				112,262,848
GERMANY — (2.9%)
BASF SE
	1.500%, 03/17/31	EUR	4,900	4,711,186
	3.750%, 06/29/32	EUR	8,400	9,289,941
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	900	881,388
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	25,837
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	615,162
Deutsche Bank AG
	3.700%, 05/30/24		113	112,438
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	3,317,577
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	$2,949,750
Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	3,000	2,833,628
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		4,000	3,553,873
Ω	2.375%, 02/16/31		8,100	6,278,570
Fresenius SE & Co. KGaA
	2.875%, 05/24/30	EUR	2,500	2,580,437
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	170,048
Kreditanstalt fuer Wiederaufbau
	5.000%, 09/10/24	GBP	3,500	4,428,898
	1.375%, 12/09/24	GBP	2,900	3,565,320
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	5,600	6,821,607
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	151,317
	8.500%, 01/18/31		187	232,190
Mercedes-Benz Group AG
	1.125%, 08/08/34	EUR	1,900	1,681,101
Mercedes-Benz International Finance BV
	1.625%, 11/11/24	GBP	2,400	2,958,031
NRW Bank
	0.375%, 12/16/24	GBP	1,200	1,461,411
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	3,000	3,659,755
T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	6,046,305
Volkswagen Financial Services NV
	1.875%, 12/03/24	GBP	1,000	1,228,546
	0.875%, 02/20/25	GBP	3,000	3,619,409
	4.250%, 10/09/25	GBP	600	745,982
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	3,400	3,515,368
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,631,892
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	2,964,500
Ω	7.125%, 04/14/30		3,908	4,122,838
TOTAL GERMANY				89,154,305

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		100	$90,761
	3.625%, 03/24/32		19,800	17,935,955
TOTAL HONG KONG				18,026,716
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,378,835
	3.850%, 10/29/41		1,000	800,536
TOTAL IRELAND				4,179,371
ITALY — (1.2%)
Eni SpA
	0.625%, 01/23/30	EUR	1,000	926,236
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,413,597
	1.750%, 07/04/29	EUR	3,800	3,781,594
Ω	4.000%, 09/23/29		2,000	1,839,162
	2.500%, 01/15/30	GBP	3,850	4,129,666
	1.350%, 02/24/31	EUR	1,400	1,259,783
	5.625%, 03/08/33	EUR	500	588,548
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	4,791,807
	4.000%, 02/01/37	EUR	6,000	6,549,380
Snam SpA
	0.625%, 06/30/31	EUR	7,000	6,181,281
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	6,850,002
TOTAL ITALY				38,311,056
JAPAN — (10.3%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	169,318
Ω	2.500%, 02/10/41		5,400	3,742,457
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,397,505
Ω	2.850%, 01/26/28		1,500	1,344,243
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	2,232,000	15,149,939
	0.200%, 03/20/32	JPY	4,000,000	26,417,176
	0.200%, 09/20/32	JPY	4,580,000	30,067,180
	0.500%, 12/20/32	JPY	3,000,000	20,156,951
	0.400%, 06/20/33	JPY	4,500,000	29,819,914
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,440,000	11,352,401
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	10,933,551
	1.400%, 09/20/34	JPY	2,700,000	19,468,875
	1.200%, 09/20/35	JPY	3,550,000	24,952,752
	0.400%, 03/20/36	JPY	4,630,000	29,554,236
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	0.600%, 09/20/37	JPY	2,200,000	$14,073,393
	0.500%, 12/20/41	JPY	2,268,000	13,227,843
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		4,053	3,725,131
	2.559%, 02/25/30		5,000	4,378,995
	3.556%, 06/15/32	EUR	4,069	4,461,078
	3.751%, 07/18/39		3,155	2,771,346
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	12,784	11,618,924
	0.797%, 04/15/30	EUR	923	847,401
	0.693%, 10/07/30	EUR	1,620	1,452,612
	2.096%, 04/08/32	EUR	2,850	2,751,368
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	687,438
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,890,636
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	9,027,847
Sumitomo Mitsui Financial Group, Inc.
#	3.944%, 07/19/28		700	677,909
	3.040%, 07/16/29		9,750	8,875,928
	0.632%, 10/23/29	EUR	2,000	1,846,463
	2.750%, 01/15/30		790	699,737
	2.130%, 07/08/30		4,000	3,375,881
	2.222%, 09/17/31		6,000	4,934,500
TOTAL JAPAN				321,850,928
LUXEMBOURG — (0.3%)
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	4,510,338
	3.125%, 06/01/31	EUR	2,300	2,370,840
	1.625%, 06/17/32	EUR	1,000	903,083
TOTAL LUXEMBOURG				7,784,261
NETHERLANDS — (1.4%)
BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,604,039
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		5,600	5,524,107
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,724,363
ING Groep NV
	3.000%, 02/18/26	GBP	2,200	2,677,581
	4.050%, 04/09/29		300	288,974
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	1,971,327
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	11,700	14,433,745

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
	Shell International Finance BV
	1.875%, 04/07/32	EUR	5,000	$4,898,101
	TenneT Holding BV
	2.375%, 05/17/33	EUR	11,650	11,898,203
	TOTAL NETHERLANDS			45,020,440
NEW ZEALAND — (0.6%)
	BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	3,290	3,477,353
	New Zealand Government Bonds
	0.500%, 05/15/24	NZD	26,800	16,153,468
	TOTAL NEW ZEALAND			19,630,821
NORWAY — (0.6%)
	Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,037,384
	Equinor ASA
	6.875%, 03/11/31	GBP	7,814	11,352,239
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	4,760	5,829,228
	TOTAL NORWAY			18,218,851
SPAIN — (0.4%)
	Banco Santander SA
	0.250%, 06/19/24	EUR	2,000	2,130,946
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	305,590
Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	202,879
	4.400%, 07/13/27		2,000	1,943,983
Santander U.K. PLC
	4.000%, 03/13/24		103	102,785
	3.875%, 10/15/29	GBP	1,478	1,773,726
Telefonica Emisiones SA
	5.445%, 10/08/29	GBP	650	839,248
	7.045%, 06/20/36		4,530	5,114,960
	Telefonica Europe BV
	8.250%, 09/15/30		500	581,469
	TOTAL SPAIN			12,995,586
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
Asian Development Bank
	2.350%, 06/21/27	JPY	980,000	7,159,607
	4.800%, 01/17/33	AUD	5,000	3,306,725
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	8,000	4,943,315
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
	2.150%, 01/18/27	JPY	1,009,600	$7,266,148
	4.550%, 06/02/33	AUD	2,170	1,410,350
European Union
	3.375%, 10/04/38	EUR	4,000	4,464,070
Inter-American Development Bank
	1.375%, 12/15/24	GBP	20,634	25,354,111
International Finance Corp.
	2.875%, 12/18/24	GBP	4,300	5,351,193
	1.250%, 02/06/31	AUD	3,000	1,578,264
	1.500%, 04/15/35	AUD	10,100	4,682,461
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				65,516,244
SWEDEN — (0.2%)
Investor AB
	2.750%, 06/10/32	EUR	3,909	4,060,160
Swedbank AB
	0.200%, 01/12/28	EUR	2,000	1,886,686
TOTAL SWEDEN				5,946,846
SWITZERLAND — (0.6%)
UBS AG
	0.500%, 03/31/31	EUR	4,000	3,543,010
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	15,676,346
	0.625%, 02/24/33	EUR	200	165,244
TOTAL SWITZERLAND				19,384,600
UNITED KINGDOM — (4.4%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	244,195
Ω	5.500%, 08/11/32		1,000	994,681
Ω	5.950%, 10/15/33		5,000	5,092,378
Barclays PLC
	4.375%, 01/12/26		2,000	1,974,072
	3.250%, 02/12/27	GBP	1,657	1,988,264
	3.250%, 01/17/33	GBP	7,500	8,057,938
BAT Capital Corp.
	2.726%, 03/25/31		4,000	3,353,631
BAT International Finance PLC
	3.125%, 03/06/29	EUR	3,200	3,373,472
	2.250%, 01/16/30	EUR	6,500	6,312,402
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	4,442,278
	2.822%, 04/07/32	EUR	4,000	4,155,707
British Telecommunications PLC
#	5.125%, 12/04/28		1,000	1,015,525
	5.750%, 12/07/28	GBP	1,000	1,320,654
Ω	3.250%, 11/08/29		4,000	3,649,461
	3.125%, 11/21/31	GBP	1,500	1,680,478

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Centrica PLC
	4.375%, 03/13/29	GBP	1,000	$1,235,134
	CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	1,816,597
	Diageo Finance PLC
	2.500%, 03/27/32	EUR	1,800	1,851,219
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	343	364,039
	2.625%, 08/16/28	GBP	5,164	5,988,096
	4.950%, 03/31/30		2,000	1,997,849
	Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	3,453	4,305,841
	Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,380,688
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		1,736	1,338,237
	National Grid Electricity Distribution South West PLC
	2.375%, 05/16/29	GBP	1,300	1,450,421
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,109,741
	4.275%, 01/16/35	EUR	500	554,200
	Nationwide Building Society
	3.250%, 09/05/29	EUR	4,800	5,151,931
	NatWest Group PLC
	4.800%, 04/05/26		2,600	2,584,999
Rolls-Royce PLC
Ω	3.625%, 10/14/25		5,720	5,513,050
	3.375%, 06/18/26	GBP	800	961,881
	Smith & Nephew PLC
	2.032%, 10/14/30		600	500,303
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	4,029,574
	Transport for London
	4.000%, 09/12/33	GBP	5,900	6,964,563
	U.K. Gilts
	1.125%, 01/31/39	GBP	35,000	29,106,086
Vodafone Group PLC
	4.200%, 12/13/27	AUD	1,800	1,147,676
	7.875%, 02/15/30		77	88,645
	6.150%, 02/27/37		5,000	5,404,865
	TOTAL UNITED KINGDOM			137,500,771
UNITED STATES — (42.6%)
	Abbott Laboratories
	5.300%, 05/27/40		3,450	3,657,750
AbbVie, Inc.
	3.800%, 03/15/25		29	28,626
	4.050%, 11/21/39		4,530	4,098,187
	4.400%, 11/06/42		500	463,048
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		1,400	$1,251,149
3.500%, 03/15/32		2,600	2,162,286
AECOM
5.125%, 03/15/27		5,660	5,563,491
Aetna, Inc.
6.750%, 12/15/37		700	788,872
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,778,587
Air Products & Chemicals, Inc.
4.000%, 03/03/35	EUR	7,250	8,246,794
Alabama Power Co.
2.800%, 04/01/25		30	29,245
Allstate Corp.
5.950%, 04/01/36		600	643,933
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,602,753
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,878,598
# 4.800%, 02/14/29		598	599,162
3.400%, 05/06/30		400	364,745
3.125%, 06/15/31	EUR	4,118	4,093,870
2.450%, 02/04/32		612	500,384
5.800%, 02/14/39		1,000	1,022,299
4.500%, 05/02/43		1,000	852,246
Amazon.com, Inc.
2.875%, 05/12/41		7,000	5,434,284
American International Group, Inc.
1.875%, 06/21/27	EUR	2,603	2,676,607
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	941,975
0.950%, 10/05/30	EUR	2,000	1,816,882
1.000%, 01/15/32	EUR	3,247	2,856,880
4.050%, 03/15/32		2,725	2,546,045
American Water Capital Corp.
3.850%, 03/01/24		25	24,967
Ameriprise Financial, Inc.
4.500%, 05/13/32		3,000	2,948,874
Amgen, Inc.
3.125%, 05/01/25		37	36,133
3.350%, 02/22/32		1,655	1,498,919
3.150%, 02/21/40		2,000	1,556,716
4.950%, 10/01/41		1,500	1,438,680
Aon Corp.
3.750%, 05/02/29		5,000	4,795,643
Aon Global Ltd.
3.500%, 06/14/24		107	106,197
Apache Corp.
6.000%, 01/15/37		500	496,705
Apple, Inc.
2.500%, 02/09/25		53	51,790
3.000%, 06/20/27		64	61,495

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ares Capital Corp.
	4.200%, 06/10/24		6,000	$5,960,092
	3.875%, 01/15/26		4,000	3,845,829
	3.200%, 11/15/31		3,700	3,085,103
Arizona Public Service Co.
	2.600%, 08/15/29		3,900	3,487,586
	2.200%, 12/15/31		500	408,138
	5.050%, 09/01/41		700	659,901
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,097,807
	Ashland, Inc.
Ω	3.375%, 09/01/31		12,270	10,354,608
	Assurant, Inc.
	2.650%, 01/15/32		4,450	3,680,221
AT&T, Inc.
	4.375%, 09/14/29	GBP	500	618,791
	2.600%, 12/17/29	EUR	1,463	1,524,348
	3.550%, 12/17/32	EUR	1,500	1,628,037
	2.550%, 12/01/33		931	755,299
	4.850%, 03/01/39		1,700	1,618,648
	3.500%, 06/01/41		4,355	3,459,949
	4.300%, 12/15/42		3,500	3,047,086
	Autodesk, Inc.
	3.500%, 06/15/27		1,889	1,828,794
AutoNation, Inc.
	2.400%, 08/01/31		7,300	5,840,175
#	3.850%, 03/01/32		8,000	7,070,493
	AutoZone, Inc.
	3.250%, 04/15/25		72	70,453
Avnet, Inc.
	4.625%, 04/15/26		65	64,097
	3.000%, 05/15/31		555	467,178
	Ball Corp.
	2.875%, 08/15/30		7,865	6,703,242
Bank of America Corp.
	4.000%, 04/01/24		72	71,801
	2.300%, 07/25/25	GBP	200	243,355
	7.000%, 07/31/28	GBP	1,500	2,071,165
	5.875%, 02/07/42		13,200	14,452,540
	Bath & Body Works, Inc.
	5.250%, 02/01/28		2,000	1,957,535
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	1,300	1,254,641
	Belo Corp.
	7.250%, 09/15/27		1,000	1,012,382
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	83,611
	2.000%, 03/18/34	EUR	6,500	6,211,249
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	2,020,000	13,076,560
	0.437%, 04/15/31	JPY	2,050,000	12,911,427
	0.472%, 01/23/32	JPY	1,100,000	6,829,187
	Black Hills Corp.
	4.350%, 05/01/33		2,250	2,094,837
	BlackRock, Inc.
	4.750%, 05/25/33		5,000	5,006,914
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Block Financial LLC
	2.500%, 07/15/28		1,500	$1,347,187
	Block, Inc.
	3.500%, 06/01/31		11,932	10,279,101
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,502,303
Boeing Co.
	2.500%, 03/01/25		75	72,804
	2.950%, 02/01/30		2,000	1,783,217
	Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	6,009,904
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,430,263
Boston Properties LP
	3.400%, 06/21/29		200	179,590
	2.450%, 10/01/33		3,000	2,282,203
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	756,984
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		8,200	7,383,361
	Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	2,127,166
Broadcom, Inc.
	4.300%, 11/15/32		2,700	2,562,800
Ω	3.419%, 04/15/33		1,000	878,176
Ω	3.137%, 11/15/35		205	168,514
Ω	3.500%, 02/15/41		14,600	11,670,808
	Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,042,079
Brown & Brown, Inc.
	4.200%, 09/15/24		54	53,546
	4.500%, 03/15/29		1,800	1,770,090
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,146,587
#	4.400%, 09/15/32		10,000	9,044,667
	Campbell Soup Co.
	3.300%, 03/19/25		47	45,979
Capital One Financial Corp.
	3.750%, 04/24/24		54	53,767
	3.800%, 01/31/28		4,400	4,203,649
	1.650%, 06/12/29	EUR	8,515	8,121,865
	CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,772,273
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,856,405
	Cencora, Inc.
	3.400%, 05/15/24		433	430,342
	Charles Schwab Corp.
	2.750%, 10/01/29		2,000	1,808,501
	Chemours Co.
	5.375%, 05/15/27		1,600	1,556,429
	Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,334,284

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	$59,588
	0.300%, 12/15/24	EUR	750	785,649
	0.875%, 12/15/29	EUR	4,000	3,798,445
	1.400%, 06/15/31	EUR	1,500	1,417,673
Cigna Group
	4.800%, 08/15/38		7,336	7,072,089
Citigroup, Inc.
	1.500%, 10/26/28	EUR	1,900	1,891,557
	8.125%, 07/15/39		3,400	4,408,692
	5.875%, 01/30/42		4,000	4,312,687
CMS Energy Corp.
	3.600%, 11/15/25		37	35,985
	3.000%, 05/15/26		58	55,540
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	2,550	2,515,757
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,216,379
	5.250%, 05/30/29		2,000	1,968,872
Comcast Corp.
	0.750%, 02/20/32	EUR	4,700	4,247,748
	4.400%, 08/15/35		1,000	959,926
	4.600%, 10/15/38		4,600	4,443,447
	3.250%, 11/01/39		3,780	3,048,754
Conagra Brands, Inc.
	5.300%, 11/01/38		5,000	4,869,318
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	14,779
	5.500%, 12/01/39		1,905	1,933,411
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,604,160
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	2,985,904
Ω	2.875%, 04/01/32		3,000	2,447,977
Corporate Office Properties LP
	2.750%, 04/15/31		2,000	1,632,788
	2.900%, 12/01/33		2,875	2,247,077
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	77,790
Ω	3.500%, 08/15/27		800	763,017
Ω	4.800%, 02/01/35		8,000	7,452,222
Ω	8.375%, 03/01/39		2,225	2,746,695
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,144,365
CSX Corp.
	6.150%, 05/01/37		3,000	3,338,088
CVS Health Corp.
	3.375%, 08/12/24		174	171,973
	3.250%, 08/15/29		800	740,755
	6.125%, 09/15/39		800	844,725
	4.125%, 04/01/40		1,000	849,250
Deere & Co.
	5.375%, 10/16/29		5	5,269
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Dell, Inc.
	6.500%, 04/15/38		3,500	$3,756,942
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,478,701
Devon Energy Corp.
	5.600%, 07/15/41		197	189,920
	4.750%, 05/15/42		1,000	874,059
	DH Europe Finance II SARL
	0.750%, 09/18/31	EUR	2,335	2,119,665
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		12,700	10,798,324
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	938,215
Discovery Communications LLC
	3.900%, 11/15/24		63	62,161
	3.450%, 03/15/25		66	64,528
	1.900%, 03/19/27	EUR	5,700	5,837,824
	3.625%, 05/15/30		3,000	2,718,652
	Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,377,546
	Dover Corp.
	1.250%, 11/09/26	EUR	2,000	2,054,960
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,738,413
	4.250%, 10/01/34		2,405	2,281,418
DPL, Inc.
	4.125%, 07/01/25		940	915,416
	4.350%, 04/15/29		6,075	5,626,025
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,275,600
	3.300%, 06/15/41		1,250	955,854
	DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	2,436,130
	Eagle Materials, Inc.
	2.500%, 07/01/31		500	422,651
Eastman Chemical Co.
	3.800%, 03/15/25		51	50,238
	1.875%, 11/23/26	EUR	5,000	5,168,903
	Edison International
	4.125%, 03/15/28		995	965,126
Elevance Health, Inc.
	3.500%, 08/15/24		58	57,360
	4.625%, 05/15/42		1,000	929,002
	4.650%, 01/15/43		2,000	1,849,835
	Emerson Electric Co.
	3.150%, 06/01/25		62	60,740
	Energy Transfer LP
	3.750%, 05/15/30		4,050	3,744,779
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,479,592
	Entergy Corp.
	2.800%, 06/15/30		2,000	1,756,653
	Enterprise Products Operating LLC
	3.900%, 02/15/24		24	23,980

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
EPR Properties
	4.950%, 04/15/28		1,500	$1,441,294
	3.750%, 08/15/29		7,600	6,778,430
	3.600%, 11/15/31		6,000	5,018,195
EQM Midstream Partners LP
Ω	4.750%, 01/15/31		6,000	5,593,292
Equifax, Inc.
	3.250%, 06/01/26		900	866,766
	3.100%, 05/15/30		4,800	4,317,897
Equinix, Inc.
	2.500%, 05/15/31		1,145	972,547
Equitable Holdings, Inc.
	4.350%, 04/20/28		800	778,328
Exelon Corp.
	3.950%, 06/15/25		27	26,608
Expedia Group, Inc.
	3.250%, 02/15/30		2,500	2,271,223
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	5,170	5,501,501
	0.835%, 06/26/32	EUR	3,000	2,663,042
FedEx Corp.
	0.950%, 05/04/33	EUR	3,900	3,326,004
	4.900%, 01/15/34		1,300	1,300,867
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	7,933,168
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,603,726
	2.450%, 03/15/31		2,350	1,929,555
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	2,992,653
	3.360%, 05/21/31	GBP	3,143	3,587,999
	3.100%, 03/01/41		39	28,939
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	10,043,136
	3.000%, 07/01/31	GBP	2,000	2,236,734
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,319,613
Flex Ltd.
	4.875%, 06/15/29		1,944	1,916,803
	4.875%, 05/12/30		10,200	9,985,542
Flowserve Corp.
	3.500%, 10/01/30		300	267,374
	2.800%, 01/15/32		13,730	11,385,553
FMC Corp.
#	5.650%, 05/18/33		1,500	1,492,198
Ford Motor Co.
	3.250%, 02/12/32		2,000	1,655,645
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		4,000	3,907,455
	5.113%, 05/03/29		2,601	2,527,057
	4.000%, 11/13/30		1,113	992,687
	3.625%, 06/17/31		1,000	860,513
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	$462,228
Fox Corp.
	4.709%, 01/25/29		279	276,717
	5.476%, 01/25/39		1,000	979,216
GATX Corp.
	3.250%, 03/30/25		60	58,481
	3.250%, 09/15/26		32	30,713
	3.500%, 03/15/28		500	472,959
	3.500%, 06/01/32		3,065	2,689,610
General Motors Co.
	6.125%, 10/01/25		2,000	2,028,975
#	4.200%, 10/01/27		1,400	1,368,890
	6.800%, 10/01/27		1,035	1,096,113
	5.150%, 04/01/38		1,000	945,832
General Motors Financial Co., Inc.
	4.350%, 01/17/27		1,058	1,041,951
	3.600%, 06/21/30		1,000	905,614
	2.700%, 06/10/31		2,500	2,089,409
	3.100%, 01/12/32		1,000	849,770
Gilead Sciences, Inc.
	2.600%, 10/01/40		960	698,646
	5.650%, 12/01/41		10,700	11,306,843
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	1,388	1,862,671
Global Payments, Inc.
	2.900%, 05/15/30		2,900	2,554,015
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		5,500	5,418,606
	3.250%, 01/15/32		1,000	841,010
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		2,500	2,496,273
	3.800%, 03/15/30		950	894,094
	3.000%, 02/12/31	EUR	500	531,013
	0.750%, 03/23/32	EUR	6,379	5,517,511
#	6.125%, 02/15/33		2,484	2,719,104
Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,642,153
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		1,151	1,117,177
Ω	3.500%, 03/15/28		2,879	2,657,859
Ω	3.750%, 02/01/30		4,540	4,056,330
Halliburton Co.
	2.920%, 03/01/30		300	271,811
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		7,800	7,522,499
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,419,404
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		5,400	4,461,631

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
HCA, Inc.
	3.500%, 09/01/30		725	$657,837
	7.500%, 11/06/33		273	307,812
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,281,439
	Hess Corp.
	5.600%, 02/15/41		5,500	5,789,865
Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,217,984
	3.300%, 04/15/40		2,000	1,642,347
	5.400%, 09/15/40		2,500	2,621,645
	4.200%, 04/01/43		600	539,271
Howmet Aerospace, Inc.
	6.875%, 05/01/25		32	32,525
#	6.750%, 01/15/28		700	736,741
	5.950%, 02/01/37		500	514,925
HP, Inc.
#	5.500%, 01/15/33		2,000	2,042,877
#	6.000%, 09/15/41		10,400	10,929,502
	Humana, Inc.
	3.850%, 10/01/24		91	89,990
	Huntsman International LLC
	4.500%, 05/01/29		5,550	5,334,032
	Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,166,151
Intel Corp.
	4.600%, 03/25/40		2,400	2,323,375
	2.800%, 08/12/41		1,657	1,230,367
	5.625%, 02/10/43		11,900	12,614,536
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,919,451
International Business Machines Corp.
	0.875%, 02/09/30	EUR	1,900	1,806,035
	1.750%, 01/31/31	EUR	2,123	2,094,307
	0.650%, 02/11/32	EUR	13,860	12,324,464
	2.850%, 05/15/40		1,500	1,122,670
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		3,500	2,503,649
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		274	272,937
	4.650%, 10/01/28		500	495,744
	Interstate Power & Light Co.
	5.700%, 10/15/33		500	523,632
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	791,036
	2.700%, 01/15/34		2,100	1,682,046
	J M Smucker Co.
	3.500%, 03/15/25		58	56,993
	Jabil, Inc.
	3.600%, 01/15/30		1,883	1,726,062
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Jackson Financial, Inc.
3.125%, 11/23/31		1,671	$1,416,717
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	765,122
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		106	105,069
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	57,048
2.625%, 10/15/31		1,200	997,467
2.750%, 10/15/32		3,200	2,626,098
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.148%, 06/08/26		5,000	5,030,932
John Deere Cash Management SARL
2.200%, 04/02/32	EUR	2,000	2,021,234
Johnson & Johnson
2.450%, 03/01/26		38	36,552
2.950%, 03/03/27		100	96,573
JPMorgan Chase & Co.
5.500%, 10/15/40		2,700	2,843,138
5.600%, 07/15/41		11,700	12,422,984
5.400%, 01/06/42		3,700	3,841,213
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,778,734
2.000%, 12/10/30		750	614,126
KB Home
4.000%, 06/15/31		6,540	5,766,725
Kellanova
7.450%, 04/01/31		61	69,666
Kemper Corp.
2.400%, 09/30/30		5,200	4,116,347
3.800%, 02/23/32		3,500	2,959,617
Kilroy Realty LP
2.500%, 11/15/32		10,500	8,039,611
Kimco Realty OP LLC
1.900%, 03/01/28		400	354,222
Kinder Morgan Energy Partners LP
4.250%, 09/01/24		500	496,006
6.950%, 01/15/38		4,500	4,977,456
5.000%, 08/15/42		1,000	896,836
5.000%, 03/01/43		6,900	6,209,130
Kroger Co.
7.500%, 04/01/31		90	103,010
6.900%, 04/15/38		1,500	1,712,839
Laboratory Corp. of America Holdings
3.250%, 09/01/24		500	493,057
Las Vegas Sands Corp.
# 3.900%, 08/08/29		9,721	8,972,580
Lazard Group LLC
4.500%, 09/19/28		1,800	1,748,181

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Lear Corp.
	3.800%, 09/15/27		2,076	$2,004,448
	4.250%, 05/15/29		1,000	965,600
Legg Mason, Inc.
	3.950%, 07/15/24		55	54,602
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	5,514,160
Ω	4.569%, 02/01/29		78	76,446
	4.625%, 12/02/30	EUR	2,000	2,236,604
Lincoln National Corp.
#	3.050%, 01/15/30		7,900	7,028,053
#	3.400%, 01/15/31		127	113,808
	6.300%, 10/09/37		3,550	3,769,137
	7.000%, 06/15/40		800	900,860
Linde Finance BV
	0.550%, 05/19/32	EUR	1,200	1,066,706
Loews Corp.
	4.125%, 05/15/43		3,000	2,611,352
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,083,964
Marathon Petroleum Corp.
	3.625%, 09/15/24		96	94,802
Markel Group, Inc.
	3.350%, 09/17/29		4,300	3,952,354
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,474,605
	4.000%, 04/15/28		5,901	5,731,467
	4.650%, 12/01/28		650	647,180
	2.750%, 10/15/33		250	206,035
Mars, Inc.
Ω	3.600%, 04/01/34		595	539,182
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	96,275
	2.375%, 12/15/31		1,900	1,609,049
Masonite International Corp.
Ω	3.500%, 02/15/30		10,200	8,774,955
McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	5,237,310
Medtronic Global Holdings SCA
	3.125%, 10/15/31	EUR	5,000	5,399,870
Merck & Co., Inc.
	2.750%, 02/10/25		136	133,119
Meta Platforms, Inc.
#	4.950%, 05/15/33		8,770	8,973,084
MetLife, Inc.
	3.600%, 04/10/24		189	188,295
#	6.500%, 12/15/32		281	314,569
	5.375%, 07/15/33		200	206,737
	6.375%, 06/15/34		2,600	2,901,907
	5.700%, 06/15/35		1,215	1,298,457
MGM Resorts International
	5.750%, 06/15/25		2,928	2,929,016
	4.625%, 09/01/26		2,693	2,616,618
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Micron Technology, Inc.
	5.327%, 02/06/29		550	$558,878
	2.703%, 04/15/32		500	419,662
	3.366%, 11/01/41		1,500	1,137,590
Microsoft Corp.
#	5.300%, 02/08/41		12,000	13,397,330
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		6,000	5,259,195
#Ω	3.875%, 05/15/32		4,850	4,151,369
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	1,200	1,280,267
	5.000%, 05/01/42		4,600	4,433,925
Morgan Stanley
	1.750%, 01/30/25	EUR	2,000	2,120,939
	7.250%, 04/01/32		1,500	1,748,602
	6.375%, 07/24/42		3,527	4,038,708
Mosaic Co.
#	4.050%, 11/15/27		866	846,112
Motorola Solutions, Inc.
	4.600%, 02/23/28		100	99,531
	4.600%, 05/23/29		260	257,904
MPLX LP
	4.125%, 03/01/27		2,876	2,817,712
#	4.000%, 03/15/28		1,500	1,452,590
	4.500%, 04/15/38		3,500	3,149,823
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	5,924	5,915,015
	0.900%, 07/30/33	EUR	1,000	852,544
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,466,904
Netflix, Inc.
Ω	5.375%, 11/15/29		1,000	1,029,125
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,758,291
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		468	450,681
NextEra Energy Operating Partners LP
#Ω	4.500%, 09/15/27		4,700	4,413,472
Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,404,930
#	4.375%, 04/01/30		2,300	1,995,664
NOV, Inc.
	3.600%, 12/01/29		5,000	4,652,110
Nucor Corp.
	3.125%, 04/01/32		2,300	2,054,950
NuStar Logistics LP
	5.625%, 04/28/27		432	428,380
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	31,585
Omnicom Group, Inc.
	4.200%, 06/01/30		300	289,555
OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,513,125

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
#	7.125%, 03/15/26		5,000	$5,068,167
ONEOK, Inc.
	4.000%, 07/13/27		77	74,886
	4.550%, 07/15/28		1,766	1,746,195
	4.350%, 03/15/29		3,073	2,995,402
	6.350%, 01/15/31		2,000	2,127,303
Oracle Corp.
	4.300%, 07/08/34		500	465,412
	3.800%, 11/15/37		2,000	1,707,184
	6.125%, 07/08/39		1,400	1,500,043
	3.600%, 04/01/40		2,000	1,599,447
	5.375%, 07/15/40		1,100	1,086,524
	3.650%, 03/25/41		9,000	7,161,965
Owens Corning
	4.200%, 12/01/24		2,000	1,977,627
	3.875%, 06/01/30		583	545,854
Paramount Global
	7.875%, 07/30/30		2,013	2,195,655
	4.950%, 01/15/31		500	472,785
	4.200%, 05/19/32		3,000	2,669,532
	5.500%, 05/15/33		400	377,493
	Parker-Hannifin Corp.
	3.300%, 11/21/24		71	69,879
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		1,589	1,517,539
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,444,204
	Pfizer, Inc.
	3.900%, 03/15/39		400	355,125
Philip Morris International, Inc.
	2.875%, 05/01/24		5,800	5,760,088
	3.250%, 11/10/24		68	66,959
	2.875%, 05/14/29	EUR	2,650	2,789,395
	3.375%, 08/15/29		1,600	1,497,714
	0.800%, 08/01/31	EUR	4,700	4,148,765
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,086,984
Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		5,000	4,618,900
	6.700%, 05/15/36		800	847,868
	6.650%, 01/15/37		1,700	1,830,434
	4.300%, 01/31/43		534	433,049
	PNC Financial Services Group, Inc.
	2.550%, 01/22/30		4,600	4,031,710
	Primerica, Inc.
#	2.800%, 11/19/31		4,350	3,687,516
Principal Financial Group, Inc.
	3.700%, 05/15/29		2,800	2,641,759
	6.050%, 10/15/36		500	536,902
	4.625%, 09/15/42		1,000	919,329
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Progress Energy, Inc.
	7.750%, 03/01/31		1,130	$1,298,976
	7.000%, 10/30/31		630	708,160
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,300,427
	0.500%, 02/16/32	EUR	11,500	9,683,665
	Prudential Financial, Inc.
	3.000%, 03/10/40		400	309,904
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	673,266
	Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	8,317,115
	PulteGroup, Inc.
	6.000%, 02/15/35		800	847,103
	PVH Corp.
	4.625%, 07/10/25		1,400	1,387,569
	Quanta Services, Inc.
	2.900%, 10/01/30		301	264,021
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	3,928
	Radian Group, Inc.
	4.500%, 10/01/24		6,000	5,940,900
	Rayonier LP
	2.750%, 05/17/31		3,185	2,640,705
Realty Income Corp.
	4.600%, 02/06/24		2,200	2,199,749
	5.875%, 03/15/35		156	161,303
	Revvity, Inc.
	3.300%, 09/15/29		1,100	1,002,904
	Rockwell Automation, Inc.
	2.875%, 03/01/25		67	65,656
Royalty Pharma PLC
	2.150%, 09/02/31		1,600	1,303,564
	3.300%, 09/02/40		2,900	2,184,652
RTX Corp.
	4.450%, 11/16/38		1,000	925,084
	4.500%, 06/01/42		3,000	2,745,273
	Ryder System, Inc.
	2.500%, 09/01/24		700	687,715
Sabra Health Care LP
	3.900%, 10/15/29		8,230	7,447,339
	3.200%, 12/01/31		3,658	2,988,696
Schlumberger Finance BV
	0.500%, 10/15/31	EUR	5,600	4,970,988
	2.000%, 05/06/32	EUR	2,900	2,861,213
Seagate HDD Cayman
	4.091%, 06/01/29		1,900	1,751,120
	4.125%, 01/15/31		9,500	8,387,053
	5.750%, 12/01/34		2,800	2,713,564
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,493,199
Ω	6.875%, 07/15/33		3,492	3,643,602
	Sempra
	3.800%, 02/01/38		1,253	1,065,433

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	$4,607,222
Simon Property Group LP
	2.450%, 09/13/29		6,500	5,761,575
	2.650%, 07/15/30		7,264	6,429,762
	2.250%, 01/15/32		500	412,710
Southwest Gas Corp.
	2.200%, 06/15/30		900	764,523
Steel Dynamics, Inc.
	3.250%, 01/15/31		700	631,360
Steelcase, Inc.
	5.125%, 01/18/29		5,542	5,309,402
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	670,106
STORE Capital Corp.
	4.625%, 03/15/29		1,200	1,125,631
Stryker Corp.
	3.375%, 05/15/24		6	5,964
Sutter Health
	2.294%, 08/15/30		2,400	2,061,872
Tanger Properties LP
	2.750%, 09/01/31		1,000	820,345
Tapestry, Inc.
#	3.050%, 03/15/32		1,800	1,439,624
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,373,120
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	99,132
Ω	5.750%, 01/15/28		5,000	4,963,696
Ω	5.125%, 08/01/30		2,100	2,000,128
Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,723,878
Textron, Inc.
	2.450%, 03/15/31		750	638,458
Thermo Fisher Scientific, Inc.
	0.875%, 10/01/31	EUR	8,300	7,620,250
	2.375%, 04/15/32	EUR	4,821	4,928,848
Timken Co.
	4.125%, 04/01/32		600	553,922
Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	1,785,837
	4.350%, 02/15/28		4,018	3,912,595
	3.800%, 11/01/29		4,000	3,737,454
Travelers Cos., Inc.
	6.250%, 06/15/37		1,200	1,362,331
	5.350%, 11/01/40		500	523,215
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		3,400	3,398,334
Trimble, Inc.
	4.750%, 12/01/24		1,300	1,289,665
TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		1,700	1,536,425
	4.125%, 12/01/41		7,011	6,196,426
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
U.S. Cellular Corp.
6.700%, 12/15/33		800	$824,000
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,879,391
United Parcel Service, Inc.
5.200%, 04/01/40		1,000	1,028,654
4.875%, 11/15/40		255	251,285
UnitedHealth Group, Inc.
4.625%, 07/15/35		1,000	1,000,107
3.500%, 08/15/39		5,300	4,480,666
# 2.750%, 05/15/40		3,000	2,268,927
Unum Group
3.875%, 11/05/25		23	22,367
4.000%, 06/15/29		5,100	4,842,773
5.750%, 08/15/42		125	124,278
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,111,508
3.125%, 11/22/28	EUR	3,400	3,571,329
Verizon Communications, Inc.
4.329%, 09/21/28		200	197,173
1.375%, 11/02/28	EUR	2,000	1,993,248
4.016%, 12/03/29		183	175,968
2.625%, 12/01/31	EUR	2,500	2,568,997
2.355%, 03/15/32		53	44,015
4.750%, 02/17/34	GBP	1,500	1,850,709
3.400%, 03/22/41		5,000	3,953,499
VF Corp.
# 2.950%, 04/23/30		2,166	1,817,827
Viatris, Inc.
3.850%, 06/22/40		12,500	9,461,125
VMware LLC
3.900%, 08/21/27		3,521	3,406,117
Vontier Corp.
2.950%, 04/01/31		13,875	11,544,884
Voya Financial, Inc.
5.700%, 07/15/43		500	496,402
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,729,961
# 3.200%, 04/15/30		330	290,851
Walmart, Inc.
5.250%, 09/28/35	GBP	4,886	6,605,917
Walt Disney Co.
6.400%, 12/15/35		300	340,797
4.625%, 03/23/40		1,500	1,445,977
Waste Management, Inc.
2.950%, 06/01/41		1,000	764,251
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,729
Wells Fargo & Co.
3.000%, 02/19/25		190	186,084
# 4.150%, 01/24/29		1,000	969,415
2.500%, 05/02/29	GBP	750	842,672
0.625%, 03/25/30	EUR	1,016	920,205
0.625%, 08/14/30	EUR	3,461	3,107,407
Welltower OP LLC
3.100%, 01/15/30		1,000	905,235

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Western Digital Corp.
	4.750%, 02/15/26		5,980	$5,816,956
	2.850%, 02/01/29		4,800	4,104,419
Westlake Corp.
	1.625%, 07/17/29	EUR	6,000	5,789,938
	3.375%, 06/15/30		1,100	1,005,000
	WestRock MWV LLC
	8.200%, 01/15/30		180	208,021
	Weyerhaeuser Co.
	7.375%, 03/15/32		254	293,354
Whirlpool Corp.
	3.700%, 05/01/25		145	142,418
#	4.750%, 02/26/29		400	396,759
	Whirlpool Finance Luxembourg SARL
	1.100%, 11/09/27	EUR	500	496,283
	Willis North America, Inc.
	2.950%, 09/15/29		600	539,456
	Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	36,069
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,552,285
	WRKCo, Inc.
	4.200%, 06/01/32		2,200	2,102,947
	Xerox Corp.
#	3.800%, 05/15/24		2,050	2,021,812
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		5,000	4,883,982
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,720,659
#	3.625%, 03/15/31		5,370	4,739,215
	TOTAL UNITED STATES			1,328,803,978
	TOTAL BONDS			2,574,182,492
U.S. TREASURY OBLIGATIONS — (5.6%)
U.S. Treasury Bills
∞	5.082%, 05/02/24		13,000	12,842,111
			Face Amount^	Value†
			(000)

∞	5.548%, 05/02/24		10,000	$9,888,727
U.S. Treasury Bonds
	3.875%, 05/15/43		16,000	15,055,000
	4.375%, 08/15/43		5,000	5,035,937
U.S. Treasury Notes
	2.125%, 02/29/24		5,500	5,486,193
#	2.125%, 03/31/24		17,500	17,408,398
	2.250%, 03/31/24		14,500	14,425,801
	2.250%, 04/30/24		3,000	2,977,500
	2.500%, 04/30/24		21,500	21,351,348
	2.500%, 05/15/24		4,000	3,967,969
	2.500%, 05/31/24		36,000	35,675,156
	1.750%, 06/30/24		10,800	10,648,547
#	3.000%, 06/30/24		20,000	19,823,438
TOTAL U.S. TREASURY OBLIGATIONS				174,586,125
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
UNITED KINGDOM — (0.1%)
U.K. Treasury Bills
∞	5.227%, 04/29/24	GBP	3,000	3,754,648
TOTAL INVESTMENT SECURITIES (Cost $3,187,356,150)				3,016,426,624

		Shares
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	9,178,606	106,178,113
TOTAL INVESTMENTS — (100.0%)
(Cost $3,293,533,870)^^			$3,122,604,737
As of January 31, 2024, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,355,302	GBP	8,936,454	Bank of New York Mellon	02/05/24	$29,871
USD	37,186,152	AUD	55,551,674	Societe Generale	02/09/24	733,253
USD	9,299,361	NZD	14,865,159	Citibank, N.A.	02/12/24	212,917
USD	73,454,544	EUR	67,019,242	State Street Bank and Trust	02/12/24	996,793
USD	113,479,808	JPY	16,406,922,022	HSBC Bank	02/13/24	1,814,046
USD	76,231,123	EUR	69,550,499	State Street Bank and Trust	02/13/24	1,033,572
USD	68,667,773	EUR	63,075,499	Bank of New York Mellon	02/15/24	465,260

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	36,337,481	AUD	55,331,603	Bank of New York Mellon	02/15/24	$21,803
USD	1,543,448	AUD	2,334,003	UBS AG	02/15/24	11,577
USD	76,294,833	EUR	69,974,685	HSBC Bank	02/16/24	629,187
USD	37,221,603	AUD	56,321,622	State Street Bank and Trust	02/16/24	254,928
USD	145,632,382	EUR	133,965,883	Societe Generale	02/20/24	747,032
USD	65,844,069	EUR	60,430,577	Bank of New York Mellon	02/21/24	485,110
USD	37,441,585	AUD	56,724,836	Societe Generale	02/21/24	204,117
USD	71,078,155	GBP	56,032,521	State Street Bank and Trust	02/21/24	57,539
USD	46,198,203	JPY	6,642,113,913	Morgan Stanley and Co. International	03/11/24	799,061
USD	72,522,466	EUR	66,132,475	State Street Bank and Trust	04/02/24	870,693
Total Appreciation						$9,366,759
USD	67,923,874	GBP	53,688,481	Bank of New York Mellon	02/05/24	$(117,115)
USD	7,801,777	GBP	6,157,186	UBS AG	02/05/24	(1,406)
EUR	11,189,932	USD	12,132,706	UBS AG	02/12/24	(34,728)
EUR	11,789,005	USD	12,854,099	State Street Bank and Trust	02/13/24	(107,903)
USD	79,140,132	GBP	62,549,502	Bank of New York Mellon	02/16/24	(137,534)
GBP	2,626,683	USD	3,332,013	UBS AG	02/16/24	(2,853)
EUR	8,210,136	USD	8,926,101	UBS AG	02/16/24	(48,244)
EUR	9,927,311	USD	10,740,834	Bank of New York Mellon	02/20/24	(4,355)
USD	7,043,117	NZD	11,546,106	State Street Bank and Trust	02/20/24	(14,650)
USD	13,791,367	GBP	10,899,432	Bank of New York Mellon	02/21/24	(23,545)
USD	137,150,252	JPY	20,164,214,079	Bank of New York Mellon	02/26/24	(368,003)
USD	33,662,754	CAD	45,353,347	HSBC Bank	02/26/24	(81,960)
Total (Depreciation)						$(942,296)
Total Appreciation (Depreciation)						$8,424,463
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$263,903,359	—	$263,903,359
Bonds
Australia	—	186,250,349	—	186,250,349
Austria	—	735,886	—	735,886
Belgium	—	11,351,265	—	11,351,265
Canada	—	123,207,372	—	123,207,372
Denmark	—	388,882	—	388,882
Finland	—	7,661,116	—	7,661,116
France	—	112,262,848	—	112,262,848
Germany	—	89,154,305	—	89,154,305
Hong Kong	—	18,026,716	—	18,026,716
Ireland	—	4,179,371	—	4,179,371
Italy	—	38,311,056	—	38,311,056
Japan	—	321,850,928	—	321,850,928
Luxembourg	—	7,784,261	—	7,784,261
Netherlands	—	45,020,440	—	45,020,440
New Zealand	—	19,630,821	—	19,630,821
Norway	—	18,218,851	—	18,218,851
Spain	—	12,995,586	—	12,995,586
Supranational Organization Obligations	—	65,516,244	—	65,516,244
Sweden	—	5,946,846	—	5,946,846

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$19,384,600	—	$19,384,600
United Kingdom	—	137,500,771	—	137,500,771
United States	—	1,328,803,978	—	1,328,803,978
U.S. Treasury Obligations	—	174,586,125	—	174,586,125
Foreign Sovereign Obligations	—	3,754,648	—	3,754,648
Securities Lending Collateral	—	106,178,113	—	106,178,113
Forward Currency Contracts**	—	8,424,463	—	8,424,463
TOTAL	—	$3,131,029,200	—	$3,131,029,200
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (4.3%)
*	AES Brasil Energia SA	96,049	$220,813
	Allied Tecnologia SA	11,000	15,386
	Alupar Investimento SA	49,788	296,754
	Ambev SA, ADR	235,404	616,758
*	Anima Holding SA	46,900	41,557
	Arezzo Industria e Comercio SA	8,860	111,930
	Atacadao SA	144,020	302,609
	Auren Energia SA	89,204	237,307
	B3 SA - Brasil Bolsa Balcao	631,253	1,667,831
	Banco Bradesco SA	184,029	508,138
	Banco BTG Pactual SA	149,192	1,084,671
	Banco do Brasil SA	119,386	1,360,274
	Banco Santander Brasil SA	46,461	268,672
	BB Seguridade Participacoes SA	95,054	657,113
	Bemobi Mobile Tech SA	13,617	33,614
*	Blau Farmaceutica SA	6,879	16,939
	Brisanet Participacoes SA	21,500	13,322
*	C&A Modas SA	20,050	29,542
	Caixa Seguridade Participacoes SA	118,988	339,355
	Camil Alimentos SA	37,242	66,751
	CCR SA	236,357	625,909
	Centrais Eletricas Brasileiras SA	52,646	433,652
	Cia Brasileira de Aluminio	17,760	14,410
*	Cia Brasileira de Distribuicao	51,323	40,504
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	22,350	355,749
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2,978	47,440
	Cia de Saneamento de Minas Gerais Copasa MG	42,300	182,454
	Cia De Sanena Do Parana	61,000	247,922
	Cia Energetica de Minas Gerais, Sponsored ADR	9,203	20,983
	Cia Energetica de Minas Gerais	82,570	249,990
	Cielo SA	472,418	473,905
*	Clear Sale SA	8,700	5,584
*	Cogna Educacao SA	508,576	299,742
	Companhia Paranaense de Energia	117,192	212,178
	Cosan SA	124,829	460,323
	CPFL Energia SA	24,279	177,692
	Cury Construtora e Incorporadora SA	36,599	136,663
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	592,925
	Dexco SA	98,281	153,539
*	Diagnosticos da America SA	11,713	19,031
	Dimed SA Distribuidora da Medicamentos	22,448	56,501
	Direcional Engenharia SA	35,072	154,251
	EcoRodovias Infraestrutura e Logistica SA	73,109	133,840
*	Embraer SA	244,052	1,122,135
	Empreendimentos Pague Menos SA	19,225	12,262
	Energisa SA	79,820	815,374
	Equatorial Energia SA	209,761	1,500,047
	Eternit SA	10,926	16,584
	Even Construtora e Incorporadora SA	59,880	90,405
	Ez Tec Empreendimentos e Participacoes SA	40,196	125,268
	Fleury SA	68,586	225,234
	Fras-Le SA	12,182	38,407
*	Gafisa SA	13,783	39,198
	Gerdau SA, Sponsored ADR	57,425	242,906
Ω	GPS Participacoes e Empreendimentos SA	61,042	235,573

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Grendene SA	49,721	$67,942
	Grupo Casas Bahia SA	32,327	51,482
	Grupo De Moda Soma SA	122,621	196,019
*	Grupo Mateus SA	96,585	134,124
	Grupo SBF SA	28,416	75,766
*	Guararapes Confeccoes SA	19,565	20,811
*Ω	Hapvida Participacoes e Investimentos SA	1,660,697	1,300,562
*	Hidrovias do Brasil SA	64,563	48,607
	Hypera SA	79,631	509,989
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	46,514
	Iochpe Maxion SA	31,000	77,713
	Irani Papel e Embalagem SA	33,400	65,662
*	IRB-Brasil Resseguros SA	26,445	217,564
	Itau Unibanco Holding SA	36,735	206,794
	JHSF Participacoes SA	91,696	87,728
	JSL SA	1,648	3,632
	Kepler Weber SA	41,740	79,867
	Klabin SA	390,614	1,678,543
	Lavvi Empreendimentos Imobiliarios SA	12,800	20,023
	Localiza Rent a Car SA	92,223	1,007,411
	LOG Commercial Properties e Participacoes SA	10,050	41,605
*	Log-in Logistica Intermodal SA	6,000	45,111
	Lojas Quero-Quero SA	62,701	64,671
	Lojas Renner SA	200,540	649,658
Ω	LWSA SA	76,496	84,302
	M Dias Branco SA	14,332	110,794
*	Magazine Luiza SA	551,822	233,898
	Mahle Metal Leve SA	6,866	47,174
	Marcopolo SA	38,000	47,554
	Melnick Even Desenvolvimento Imobiliario SA	16,200	14,256
	Mills Locacao Servicos e Logistica SA	30,900	81,703
*	Moura Dubeux Engenharia SA	10,100	24,015
	Movida Participacoes SA	69,411	129,872
*	MRV Engenharia e Participacoes SA	128,180	203,871
*	Multilaser Industrial SA	59,683	23,611
	Multiplan Empreendimentos Imobiliarios SA	15,914	89,489
*	Natura & Co. Holding SA	294,848	952,198
	Neoenergia SA	54,109	222,797
	Odontoprev SA	106,697	260,153
	Ouro Fino Saude Animal Participacoes SA	1,600	7,379
	Pet Center Comercio e Participacoes SA	37,800	25,025
	Plano & Plano Desenvolvimento Imobiliario SA	7,800	17,822
	Porto Seguro SA	88,518	476,679
	Portobello SA	16,400	20,589
	Positivo Tecnologia SA	30,352	43,987
	Qualicorp Consultoria e Corretora de Seguros SA	76,724	33,760
	Raia Drogasil SA	276,998	1,414,510
Ω	Rede D'Or Sao Luiz SA	67,912	372,154
	Romi SA	10,001	26,646
	Rumo SA	50,500	235,050
	Santos Brasil Participacoes SA	89,891	182,888
#	Sendas Distribuidora SA, ADR	13,551	188,223
	Sendas Distribuidora SA	230,650	635,936
	Serena Energia SA	90,708	176,678
	Simpar SA	101,351	159,767
	Smartfit Escola de Ginastica e Danca SA	18,845	92,239
	Suzano SA	179,059	1,865,620
	Tegma Gestao Logistica SA	9,500	50,008
	Telefonica Brasil SA	23,200	240,504

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Telefonica Brasil SA, ADR	24,725	$255,162
	TIM SA	264,857	926,978
	TOTVS SA	66,708	424,398
	Transmissora Alianca de Energia Eletrica SA	80,252	597,549
	Tres Tentos Agroindustrial SA	11,300	25,134
	Trisul SA	40,600	39,335
	Tupy SA	4,200	22,448
	Ultrapar Participacoes SA	257,366	1,463,346
	Ultrapar Participacoes SA, Sponsored ADR	55,886	319,109
	Unifique Telecomunicacoes SA	10,600	7,980
	Unipar Carbocloro SA	7,860	106,293
	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,861	34,876
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,000	78,732
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	81,746	134,802
	Veste SA Estilo	4,700	17,076
	Vibra Energia SA	316,319	1,516,344
	Vivara Participacoes SA	15,400	105,062
	Vulcabras Azaleia SA	21,365	81,158
	WEG SA	178,078	1,162,410
	Wilson Sons SA	43,916	149,359
	XP, Inc., BDR	2,473	60,617
	YDUQS Participacoes SA	48,164	187,430
*	Zamp SA	27,041	27,181
TOTAL BRAZIL			40,679,644
CHILE — (0.6%)
	Aguas Andinas SA, Class A	638,665	193,815
	Banco de Chile	1,082,723	121,188
	Banco de Chile, ADR	22,937	509,656
	Banco de Credito e Inversiones SA	15,031	398,064
	Banco Santander Chile, ADR	7,781	142,237
	Banco Santander Chile	4,731,162	218,598
	Besalco SA	118,298	62,930
	Camanchaca SA	228,863	10,925
	CAP SA	15,208	109,709
	Cencosud SA	251,235	436,871
	Cencosud Shopping SA	68,069	113,395
	Cia Cervecerias Unidas SA	29,430	178,230
	Embotelladora Andina SA, ADR, Class B	3,855	58,172
	Empresa Nacional de Telecomunicaciones SA	39,535	129,007
	Empresas CMPC SA	305,254	497,228
	Empresas Copec SA	50,588	321,489
	Empresas Hites SA	95,679	8,571
	Enel Americas SA	1,269,894	128,690
	Enel Chile SA	2,300,696	138,063
*	Falabella SA	71,275	169,172
	Forus SA	22,023	37,439
	Grupo Security SA	409,448	122,622
	Instituto de Diagnostico SA	1,346	1,897
	Inversiones Aguas Metropolitanas SA	133,959	105,153
	Inversiones La Construccion SA	7,731	60,342
	Masisa SA	657,534	12,048
	Multiexport Foods SA	74,232	18,233
	Parque Arauco SA	133,407	213,450
	PAZ Corp. SA	19,614	11,025
*	Plaza SA	43,864	60,635
	Ripley Corp. SA	224,629	44,577
	Salfacorp SA	182,940	91,433

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Sigdo Koppers SA	84,902	$116,931
	SMU SA	812,541	131,076
	Sociedad Matriz SAAM SA	1,197,624	131,326
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,316	391,924
	Socovesa SA	15,493	1,380
	SONDA SA	176,889	69,207
	Vina Concha y Toro SA	102,802	110,117
TOTAL CHILE			5,676,825
CHINA — (23.2%)
*	360 Security Technology, Inc., Class A	41,400	39,267
	361 Degrees International Ltd.	219,000	96,313
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	51,600	119,416
Ω	3SBio, Inc.	419,500	316,114
	AAC Technologies Holdings, Inc.	115,000	258,237
	Accelink Technologies Co. Ltd., Class A	13,100	39,756
	ADAMA Ltd., Class A	25,800	22,062
	Addsino Co. Ltd., Class A	27,000	23,975
	Advanced Technology & Materials Co. Ltd., Class A	17,320	17,614
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	41,451
	AECC Aviation Power Co. Ltd., Class A	11,400	49,886
	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	8,374
#*	Agile Group Holdings Ltd.	376,000	32,805
*	Agora, Inc., ADR	14,112	39,514
	Agricultural Bank of China Ltd., Class H	2,533,000	980,755
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	137,900
	Aisino Corp., Class A	33,000	39,669
	Ajisen China Holdings Ltd.	95,000	11,634
Ω	AK Medical Holdings Ltd.	72,000	42,099
	Alibaba Group Holding Ltd., Sponsored ADR	19,169	1,383,427
	Alibaba Group Holding Ltd.	1,195,000	10,717,924
#*	Alibaba Health Information Technology Ltd.	820,000	301,314
*	Alibaba Pictures Group Ltd.	5,700,000	285,313
Ω	A-Living Smart City Services Co. Ltd.	146,750	56,518
*Ω	Alliance International Education Leasing Holdings Ltd.	43,000	6,067
	Allmed Medical Products Co. Ltd., Class A	14,300	15,182
	Amlogic Shanghai Co. Ltd., Class A	6,431	39,769
	Amoy Diagnostics Co. Ltd., Class A	7,380	17,373
	Angel Yeast Co. Ltd., Class A	16,400	70,563
#Ω	Angelalign Technology, Inc.	3,200	21,780
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	42,238
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	35,135
	Anhui Expressway Co. Ltd., Class H	88,000	91,265
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	61,485
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	74,936
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	49,232
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	19,157
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	33,467
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	26,127
	Anhui Kouzi Distillery Co. Ltd., Class A	16,100	87,314
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	15,131
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	17,390
	Anhui Xinhua Media Co. Ltd., Class A	14,100	12,740
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	59,616
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	36,481
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	728	12,305
	Anjoy Foods Group Co. Ltd., Class A	2,900	30,056
	Anker Innovations Technology Co. Ltd., Class A	2,400	22,914
	ANTA Sports Products Ltd.	206,200	1,740,422

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anton Oilfield Services Group	1,062,000	$55,756
	Aoshikang Technology Co. Ltd., Class A	7,200	21,692
*	Aotecar New Energy Technology Co. Ltd., Class A	45,000	15,343
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	45,845
	APT Satellite Holdings Ltd.	62,000	17,020
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	48,808
Ω	AsiaInfo Technologies Ltd.	64,000	63,986
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,200	62,101
*	Autel Intelligent Technology Corp. Ltd., Class A	5,468	13,325
	Autobio Diagnostics Co. Ltd., Class A	8,800	57,655
	Avary Holding Shenzhen Co. Ltd., Class A	30,300	73,875
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	47,554
	AviChina Industry & Technology Co. Ltd., Class H	789,000	291,013
	Avicopter PLC, Class A	8,800	40,374
Ω	BAIC Motor Corp. Ltd., Class H	511,500	136,034
*	Baidu, Inc., Sponsored ADR	8,149	858,171
*	Baidu, Inc., Class A	119,200	1,543,307
Ω	BAIOO Family Interactive Ltd.	372,000	12,161
	Bank of Beijing Co. Ltd., Class A	86,800	61,639
	Bank of Changsha Co. Ltd., Class A	58,200	58,102
	Bank of Chengdu Co. Ltd., Class A	71,800	125,307
	Bank of China Ltd., Class H	5,519,000	2,071,116
	Bank of Chongqing Co. Ltd., Class H	233,000	121,695
	Bank of Communications Co. Ltd., Class H	1,498,000	886,224
	Bank of Guiyang Co. Ltd., Class A	65,936	48,326
	Bank of Hangzhou Co. Ltd., Class A	76,900	116,850
	Bank of Jiangsu Co. Ltd., Class A	132,480	135,113
	Bank of Nanjing Co. Ltd., Class A	74,622	86,311
	Bank of Ningbo Co. Ltd., Class A	52,758	158,367
	Bank of Shanghai Co. Ltd., Class A	70,000	62,405
	Bank of Suzhou Co. Ltd., Class A	33,130	32,639
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	4,844
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	8,896
	Baowu Magnesium Technology Co. Ltd., Class A	12,100	25,559
*	Baoye Group Co. Ltd., Class H	66,000	35,831
*	Baozun, Inc., Sponsored ADR	13,006	28,743
*	Baozun, Inc., Class A	14,300	10,394
	Befar Group Co. Ltd., Class A	28,200	14,539
	Beibuwan Port Co. Ltd., Class A	31,000	31,737
#*	BeiGene Ltd., ADR	1,193	176,838
*	BeiGene Ltd.	19,400	219,864
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	10,160
	Beijing Capital Development Co. Ltd., Class A	56,800	21,980
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	56,191
	Beijing Career International Co. Ltd., Class A	3,100	8,843
	Beijing Certificate Authority Co. Ltd., Class A	3,150	8,888
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	15,126
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	18,480
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	32,423
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	36,461
	Beijing Energy International Holding Co. Ltd.	1,748,000	23,492
	Beijing Enlight Media Co. Ltd., Class A	43,400	44,714
	Beijing Enterprises Holdings Ltd.	144,000	521,183
	Beijing Enterprises Water Group Ltd.	1,268,000	308,499
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	17,207
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,238	34,555
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	59,533
*	Beijing Jingyuntong Technology Co. Ltd., Class A	24,900	12,585
	Beijing Kingsoft Office Software, Inc., Class A	1,236	36,746

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	$16,675
*	Beijing Leike Defense Technology Co. Ltd., Class A	49,500	28,069
*	Beijing North Star Co. Ltd., Class H	198,000	16,769
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	10,664
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	39,949
	Beijing Roborock Technology Co. Ltd., Class A	1,660	66,347
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	11,668
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,800	14,611
*	Beijing Shiji Information Technology Co. Ltd., Class A	18,870	18,662
*	Beijing Sinnet Technology Co. Ltd., Class A	49,200	53,205
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	21,659
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	22,791
	Beijing Strong Biotechnologies, Inc., Class A	12,600	30,236
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	13,048
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	140,000	169,877
	Beijing Tongrentang Co. Ltd., Class A	7,800	47,487
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	47,257
	Beijing United Information Technology Co. Ltd., Class A	27,572	67,920
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	9,681
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	8,973	67,426
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	14,381
	Beijing Yanjing Brewery Co. Ltd., Class A	31,600	35,959
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	22,360
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	24,009
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	83,111
*	Beken Corp., Class A	3,600	10,755
	Bestore Co. Ltd., Class A	4,300	9,393
	Bestsun Energy Co. Ltd., Class A	28,200	14,585
	Bethel Automotive Safety Systems Co. Ltd., Class A	4,600	33,091
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	22,742
	BGI Genomics Co. Ltd., Class A	5,400	28,202
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	62,247
*	Bilibili, Inc., Class Z	52,040	469,889
	Binhai Investment Co. Ltd.	46,000	7,774
	Black Peony Group Co. Ltd., Class A	20,700	15,157
	Bloomage Biotechnology Corp. Ltd., Class A	3,409	26,559
Ω	Blue Moon Group Holdings Ltd.	96,500	21,861
	Blue Sail Medical Co. Ltd., Class A	24,900	18,540
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	74,251
	Bluestar Adisseo Co., Class A	9,500	9,908
Ω	BOC Aviation Ltd.	60,200	451,341
	BOC International China Co. Ltd., Class A	18,400	26,536
#	BOE Varitronix Ltd.	97,000	62,883
*	Bohai Leasing Co. Ltd., Class A	149,500	42,671
	Bosideng International Holdings Ltd.	1,490,000	673,565
	Bright Dairy & Food Co. Ltd., Class A	29,900	35,357
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	22,691
††	Brilliance China Automotive Holdings Ltd.	716,000	381,735
	B-Soft Co. Ltd., Class A	32,770	19,706
#*	Burning Rock Biotech Ltd., ADR	5,610	4,825
	BYD Co. Ltd., Class H	64,000	1,432,970
	BYD Electronic International Co. Ltd.	248,500	851,265
	By-health Co. Ltd., Class A	27,500	57,634
	C C Land Holdings Ltd.	321,000	51,209
	C&D International Investment Group Ltd.	286,584	473,239
	C&D Property Management Group Co. Ltd.	110,000	46,229
	Cabbeen Fashion Ltd.	59,000	7,506

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Caitong Securities Co. Ltd., Class A	53,950	$55,887
	Camel Group Co. Ltd., Class A	34,000	33,558
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	24,989
	Canmax Technologies Co. Ltd., Class A	20,670	56,695
	Canny Elevator Co. Ltd., Class A	12,500	11,272
	Capinfo Co. Ltd., Class H	204,000	8,332
	Castech, Inc., Class A	9,600	30,077
	CECEP Solar Energy Co. Ltd., Class A	89,900	63,153
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	9,163
	CECEP Wind-Power Corp., Class A	260,430	102,993
	Central China Securities Co. Ltd., Class H	402,000	52,939
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	9,658
	CETC Digital Technology Co. Ltd., Class A	5,330	12,690
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	15,428
#*	CGN Mining Co. Ltd.	225,000	53,951
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	19,339
Ω	CGN Power Co. Ltd., Class H	1,287,000	360,649
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	12,590
	Changchun High & New Technology Industry Group, Inc., Class A	6,200	98,681
	Changjiang Securities Co. Ltd., Class A	39,100	26,877
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	44,098
*	Chanjet Information Technology Co. Ltd., Class H	26,100	9,689
	Chaoju Eye Care Holdings Ltd.	16,500	7,757
	Chaowei Power Holdings Ltd.	107,000	18,843
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	45,149
*	Chen Lin Education Group Holdings Ltd.	66,000	14,344
	Cheng De Lolo Co. Ltd., Class A	40,100	42,813
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	8,292
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	15,923
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	15,595
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,300	14,310
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	15,859
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	14,202
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,600	16,053
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	9,379
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	7,104
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	32,065
	Chengdu Xingrong Environment Co. Ltd., Class A	54,100	43,984
*	Chengtun Mining Group Co. Ltd., Class A	66,800	34,129
	Chenguang Biotech Group Co. Ltd., Class A	10,000	14,274
	Chengxin Lithium Group Co. Ltd., Class A	17,800	50,287
	Chengzhi Co. Ltd., Class A	35,500	36,153
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	48,000	80,123
	China Aircraft Leasing Group Holdings Ltd.	117,000	50,794
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	39,624
	China Baoan Group Co. Ltd., Class A	33,400	50,272
	China Bester Group Telecom Co. Ltd., Class A	4,900	16,233
	China BlueChemical Ltd., Class H	454,000	125,004
*Ω	China Bohai Bank Co. Ltd., Class H	225,500	30,629
	China CAMC Engineering Co. Ltd., Class A	19,900	23,841
	China CITIC Bank Corp. Ltd., Class H	1,486,000	736,464
	China Communications Services Corp. Ltd., Class H	760,000	312,944
#*	China Conch Environment Protection Holdings Ltd.	330,500	49,475
	China Conch Venture Holdings Ltd.	448,000	347,825
	China Construction Bank Corp., Class H	8,901,000	5,285,977
	China CSSC Holdings Ltd., Class A	25,400	108,210
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	172,827
	China Design Group Co. Ltd., Class A	16,900	16,184
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	152,021

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Dongxiang Group Co. Ltd.	754,000	$29,403
Ω	China East Education Holdings Ltd.	50,000	14,456
	China Electronics Huada Technology Co. Ltd.	214,000	33,521
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	36,368
	China Energy Engineering Corp. Ltd., Class H	416,000	36,706
	China Everbright Bank Co. Ltd., Class H	693,000	205,742
	China Everbright Ltd.	458,000	234,930
Ω	China Feihe Ltd.	908,000	415,986
*	China Film Co. Ltd., Class A	28,300	46,170
	China Foods Ltd.	234,000	86,528
	China Galaxy Securities Co. Ltd., Class H	924,000	452,728
	China Gas Holdings Ltd.	900,800	821,280
#	China Gold International Resources Corp. Ltd.	58,900	244,478
*	China Grand Automotive Services Group Co. Ltd., Class A	50,600	10,642
	China Great Wall Securities Co. Ltd., Class A	30,800	31,453
	China Greatwall Technology Group Co. Ltd., Class A	21,800	25,238
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	44,629
	China Harmony Auto Holding Ltd.	245,500	16,442
	China Harzone Industry Corp. Ltd., Class A	24,300	22,107
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	13,608
*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	18,811
Ω	China International Capital Corp. Ltd., Class H	283,600	337,099
	China International Marine Containers Group Co. Ltd., Class H	215,490	149,619
#	China Isotope & Radiation Corp.	18,600	27,586
	China Jinmao Holdings Group Ltd.	1,797,470	143,418
	China Jushi Co. Ltd., Class A	122,071	156,108
	China Lesso Group Holdings Ltd.	209,000	92,591
	China Life Insurance Co. Ltd., Class H	628,000	723,984
	China Lilang Ltd.	145,000	77,730
*Ω	China Literature Ltd.	133,800	389,164
	China Medical System Holdings Ltd.	716,000	1,023,187
	China Meheco Co. Ltd., Class A	41,620	60,842
	China Meidong Auto Holdings Ltd.	90,000	31,656
	China Mengniu Dairy Co. Ltd.	787,000	1,743,772
	China Merchants Bank Co. Ltd., Class H	578,000	2,107,032
	China Merchants Land Ltd.	606,000	23,362
	China Merchants Port Holdings Co. Ltd.	350,846	433,778
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	37,098
Ω	China Merchants Securities Co. Ltd., Class H	66,540	49,707
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	68,000	83,241
	China Minsheng Banking Corp. Ltd., Class H	864,000	287,361
	China National Accord Medicines Corp. Ltd., Class A	16,590	68,767
	China National Chemical Engineering Co. Ltd., Class A	87,700	78,329
	China National Medicines Corp. Ltd., Class A	12,300	51,207
	China National Nuclear Power Co. Ltd., Class A	299,600	346,059
	China National Software & Service Co. Ltd., Class A	6,591	24,367
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	18,493
	China Nonferrous Mining Corp. Ltd.	480,000	338,527
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	31,849	74,888
*	China Nuclear Energy Technology Corp. Ltd.	326,000	11,850
	China Oilfield Services Ltd., Class H	580,000	557,441
	China Overseas Grand Oceans Group Ltd.	757,638	178,628
	China Overseas Land & Investment Ltd.	612,500	926,584
	China Pacific Insurance Group Co. Ltd., Class H	943,400	1,735,830
	China Publishing & Media Co. Ltd., Class A	22,400	24,652
	China Railway Group Ltd., Class H	707,000	323,337
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	28,471
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	165,311

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	$21,536
*	China Rare Earth Holdings Ltd.	436,000	15,631
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	20,772
	China Reinsurance Group Corp., Class H	1,038,000	55,788
#*††Ω	China Renaissance Holdings Ltd.	58,300	10,142
	China Resources Beer Holdings Co. Ltd.	252,000	911,318
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	15,480
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	41,392
	China Resources Gas Group Ltd.	473,400	1,342,553
	China Resources Land Ltd.	616,000	1,870,210
	China Resources Medical Holdings Co. Ltd.	96,000	49,412
Ω	China Resources Mixc Lifestyle Services Ltd.	160,400	463,205
Ω	China Resources Pharmaceutical Group Ltd.	543,500	331,384
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,500	47,385
#	China Risun Group Ltd.	316,000	124,337
#*	China Ruyi Holdings Ltd.	1,924,000	322,777
	China Science Publishing & Media Ltd., Class A	7,400	24,630
	China Shineway Pharmaceutical Group Ltd.	93,000	94,007
*	China Shuifa Singyes Energy Holdings Ltd.	142,000	5,489
*	China Silver Group Ltd.	618,000	7,869
	China South City Holdings Ltd.	1,382,000	45,248
	China South Publishing & Media Group Co. Ltd., Class A	33,100	51,996
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	40,400	26,212
	China State Construction Engineering Corp. Ltd., Class A	366,183	262,757
	China State Construction International Holdings Ltd.	544,000	574,628
	China Suntien Green Energy Corp. Ltd., Class H	630,000	217,900
	China Taiping Insurance Holdings Co. Ltd.	527,200	437,641
	China Testing & Certification International Group Co. Ltd., Class A	12,381	12,583
*	China Tianying, Inc., Class A	55,800	30,786
	China Tourism Group Duty Free Corp. Ltd., Class A	11,341	126,266
Ω	China Tower Corp. Ltd., Class H	10,216,000	1,136,441
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	166,702
*	China TransInfo Technology Co. Ltd., Class A	40,500	49,668
	China Travel International Investment Hong Kong Ltd.	264,000	43,919
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	25,360
	China Union Holdings Ltd., Class A	17,000	7,605
#	China Vanke Co. Ltd., Class H	512,804	403,472
	China Water Affairs Group Ltd.	166,000	84,904
	China West Construction Group Co. Ltd., Class A	25,800	22,664
	China World Trade Center Co. Ltd., Class A	4,000	9,564
	China Yangtze Power Co. Ltd., Class A	207,597	706,034
	China Yongda Automobiles Services Holdings Ltd.	372,000	95,566
#*	China ZhengTong Auto Services Holdings Ltd.	737,000	22,612
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	31,045
	China Zheshang Bank Co. Ltd., Class H	568,800	150,851
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	7,516
#	China Zhongwang Holdings Ltd.	437,200	17,616
	Chinasoft International Ltd.	762,000	434,230
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	71,401
	Chongqing Brewery Co. Ltd., Class A	6,466	50,138
	Chongqing Changan Automobile Co. Ltd., Class A	51,700	92,209
	Chongqing Department Store Co. Ltd., Class A	5,700	22,322
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,475	69,027
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	32,298
	Chongqing Gas Group Corp. Ltd., Class A	21,600	17,895
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	34,777
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	280,036
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,650	141,720

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	$12,946
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,000	16,643
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	65,482
	CIFI Ever Sunshine Services Group Ltd.	406,000	61,043
	CIMC Enric Holdings Ltd.	192,000	158,139
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	21,476
	Cinda Real Estate Co. Ltd., Class A	34,100	16,653
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,220
	CITIC Securities Co. Ltd., Class H	339,350	662,317
*	Citychamp Watch & Jewellery Group Ltd.	440,000	60,938
#*Ω	Cloud Music, Inc.	4,000	44,726
*	CMGE Technology Group Ltd.	562,000	73,935
	CMOC Group Ltd., Class H	900,000	492,978
	CMST Development Co. Ltd., Class A	59,100	40,297
	CNGR Advanced Material Co. Ltd., Class A	7,500	45,484
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	36,967
	CNOOC Energy Technology & Services Ltd., Class A	70,800	28,879
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	35,178
	COFCO Biotechnology Co. Ltd., Class A	64,200	53,418
	COFCO Sugar Holding Co. Ltd., Class A	17,500	20,598
	Comba Telecom Systems Holdings Ltd.	530,000	44,231
	Concord New Energy Group Ltd.	2,630,000	218,966
	Consun Pharmaceutical Group Ltd.	52,000	35,448
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	743,046
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	55,784
	COSCO SHIPPING Holdings Co. Ltd., Class H	557,050	585,252
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	93,290
	COSCO SHIPPING Ports Ltd.	263,585	161,414
	Cosmopolitan International Holdings Ltd.	112,800	28,125
	CPMC Holdings Ltd.	269,000	231,797
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	37,240
*	Crazy Sports Group Ltd.	1,092,000	12,466
	CRRC Corp. Ltd., Class H	583,000	270,975
Ω	CSC Financial Co. Ltd., Class H	174,000	132,500
	CSG Holding Co. Ltd., Class A	66,910	50,291
	CSSC Hong Kong Shipping Co. Ltd.	420,000	80,590
	CTS International Logistics Corp. Ltd., Class A	33,000	32,505
	Daan Gene Co. Ltd., Class A	29,780	30,873
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	15,721
	Dalipal Holdings Ltd.	30,000	15,599
	Daqin Railway Co. Ltd., Class A	60,100	62,528
	Dashang Co. Ltd., Class A	7,400	16,701
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	44,216	140,439
	DBG Technology Co. Ltd., Class A	7,300	16,146
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	38,224
*	Deppon Logistics Co. Ltd., Class A	7,400	13,710
	DHC Software Co. Ltd., Class A	56,800	39,557
	Dian Diagnostics Group Co. Ltd., Class A	26,300	63,790
	Digital China Group Co. Ltd., Class A	11,648	37,113
	Digital China Holdings Ltd.	301,000	78,682
	Digital China Information Service Group Co. Ltd., Class A	17,500	20,874
	Do-Fluoride New Materials Co. Ltd., Class A	32,200	54,450
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	54,893
	Dongfang Electric Corp. Ltd., Class H	102,000	87,337
	Dongfang Electronics Co. Ltd., Class A	28,400	28,422
	Dongfeng Motor Group Co. Ltd., Class H	430,000	166,054
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	10,937
	Dongguan Development Holdings Co. Ltd., Class A	19,700	25,826
*	Dongjiang Environmental Co. Ltd., Class H	26,000	5,469

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongxing Securities Co. Ltd., Class A	50,235	$55,554
	Dongyue Group Ltd.	203,000	136,441
*	DouYu International Holdings Ltd., ADR	45,019	34,804
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	43,188
#*Ω	East Buy Holding Ltd.	60,500	177,753
	East Group Co. Ltd., Class A	33,500	25,416
	East Money Information Co. Ltd., Class A	63,255	110,078
	Ecovacs Robotics Co. Ltd., Class A	11,300	50,313
	Edan Instruments, Inc., Class A	12,500	14,527
	Edifier Technology Co. Ltd., Class A	15,400	26,031
	EEKA Fashion Holdings Ltd.	64,000	113,571
	Electric Connector Technology Co. Ltd., Class A	6,000	26,224
	Elion Energy Co. Ltd., Class A	87,620	27,968
	ENN Energy Holdings Ltd.	285,200	2,122,986
	Eoptolink Technology, Inc. Ltd., Class A	6,671	39,214
	Era Co. Ltd., Class A	28,400	18,504
	Essex Bio-technology Ltd.	88,000	28,957
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	50,130
	EVA Precision Industrial Holdings Ltd.	320,000	27,967
	Eve Energy Co. Ltd., Class A	7,300	35,426
Ω	Everbright Securities Co. Ltd., Class H	64,400	40,005
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	27,242
*	Fangda Special Steel Technology Co. Ltd., Class A	79,310	46,855
*	Fanhua, Inc., Sponsored ADR	11,175	65,485
*	FAW Jiefang Group Co. Ltd., Class A	30,600	33,462
	FAWER Automotive Parts Co. Ltd., Class A	49,400	31,675
	Fibocom Wireless, Inc., Class A	14,940	28,674
*	FIH Mobile Ltd.	782,000	49,040
	Financial Street Holdings Co. Ltd., Class A	51,600	23,901
	Financial Street Property Co. Ltd., Class H	13,000	3,859
	FinVolution Group, ADR	34,559	166,229
	First Capital Securities Co. Ltd., Class A	38,800	28,418
	First Tractor Co. Ltd., Class H	64,000	42,101
	Focus Media Information Technology Co. Ltd., Class A	195,000	153,603
	Foryou Corp., Class A	4,300	13,019
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	36,277	171,867
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	9,808
*	Founder Holdings Ltd.	332,000	14,883
	Founder Securities Co. Ltd., Class A	49,800	47,944
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	201,925
	FriendTimes, Inc.	212,000	31,527
	Fu Shou Yuan International Group Ltd.	359,000	215,309
	Fujian Boss Software Development Co. Ltd., Class A	14,940	28,364
	Fujian Longking Co. Ltd., Class A	16,500	24,059
	Fujian Star-net Communication Co. Ltd., Class A	7,000	14,074
	Fullshare Holdings Ltd.	95,550	8,055
	Fulu Holdings Ltd.	15,000	4,385
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	31,633
Ω	Ganfeng Lithium Group Co. Ltd., Class H	122,160	326,327
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	31,273
	Gaona Aero Material Co. Ltd., Class A	6,240	12,767
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,900	72,996
	GCL Energy Technology Co. Ltd., Class A	44,100	55,929
	Geely Automobile Holdings Ltd.	1,462,000	1,385,769
	GEM Co. Ltd., Class A	42,600	26,720
	Gemdale Corp., Class A	68,000	38,302
	Gemdale Properties & Investment Corp. Ltd.	1,966,000	69,309
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	125,339
	Genetron Holdings Ltd., ADR	2,842	10,743

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Genimous Technology Co. Ltd., Class A	36,800	$35,571
	Getein Biotech, Inc., Class A	9,212	11,133
	GF Securities Co. Ltd., Class H	260,600	262,270
	Giant Network Group Co. Ltd., Class A	48,600	62,233
	GigaDevice Semiconductor, Inc., Class A	3,560	30,987
	Ginlong Technologies Co. Ltd., Class A	8,250	68,617
	Glarun Technology Co. Ltd., Class A	17,900	27,998
*	Glorious Property Holdings Ltd.	323,000	417
*	Glory Health Industry Ltd.	222,000	757
	GoerTek, Inc., Class A	20,300	43,009
	Goldcard Smart Group Co. Ltd., Class A	5,100	7,310
	GoldenHome Living Co. Ltd., Class A	3,640	10,251
	Goldenmax International Group Ltd., Class A	29,400	26,983
	Goldlion Holdings Ltd.	56,000	7,444
	Goldpac Group Ltd.	147,000	26,739
#	Goldwind Science & Technology Co. Ltd., Class H	225,556	82,388
*	GOME Retail Holdings Ltd.	804,000	4,752
	Goneo Group Co. Ltd., Class A	1,600	20,723
*	Goodbaby International Holdings Ltd.	121,000	9,084
	GoodWe Technologies Co. Ltd., Class A	2,807	36,470
*	Gotion High-tech Co. Ltd., Class A	10,400	27,074
*	Grand Baoxin Auto Group Ltd.	327,500	9,158
*	Grand Industrial Holding Group Co. Ltd., Class A	8,200	6,865
	Grandblue Environment Co. Ltd., Class A	10,000	21,394
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	27,031
	Great Wall Motor Co. Ltd., Class H	196,000	192,983
*	Greatview Aseptic Packaging Co. Ltd.	325,000	65,826
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	132,873
*	Gree Real Estate Co. Ltd., Class A	23,500	19,571
	Greentown China Holdings Ltd.	476,000	358,595
Ω	Greentown Management Holdings Co. Ltd.	283,000	172,245
	Greentown Service Group Co. Ltd.	452,000	139,654
	GRG Banking Equipment Co. Ltd., Class A	51,100	67,450
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	6,156
	Guangdong Advertising Group Co. Ltd., Class A	52,400	34,420
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	18,478
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	25,200	14,944
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	17,798
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	15,235
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	20,372
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	13,259
	Guangdong Haid Group Co. Ltd., Class A	12,200	64,313
	Guangdong Hongda Holdings Group Co. Ltd., Class A	15,000	33,112
	Guangdong Investment Ltd.	384,000	223,245
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,900	9,102
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	61,839
	Guangdong South New Media Co. Ltd., Class A	3,000	13,923
	Guangdong Tapai Group Co. Ltd., Class A	20,900	20,198
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	31,856
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	24,703
*	Guangshen Railway Co. Ltd., Class H	236,000	47,478
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	56,367
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	22,489
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	14,022
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	118,895
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	41,333
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	165,288
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	10,300	28,922

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	$52,216
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	15,858
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	18,866
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	69,156
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	29,363
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,000	33,374
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,580	61,370
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	37,317
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	36,409
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	11,156
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	15,423
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	18,858
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	32,213
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	8,605
	Guomai Technologies, Inc., Class A	11,900	10,231
	Guosen Securities Co. Ltd., Class A	27,640	30,969
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	48,867
	Guoyuan Securities Co. Ltd., Class A	20,000	17,818
	H World Group Ltd.	173,600	544,137
	Haier Smart Home Co. Ltd., Class A	36,800	114,642
	Haier Smart Home Co. Ltd., Class H	436,399	1,233,116
	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,500	19,793
	Hainan Haide Capital Management Co. Ltd., Class A	13,115	16,808
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	33,041
	Hainan Poly Pharm Co. Ltd., Class A	3,200	7,624
	Haitian International Holdings Ltd.	161,000	358,371
	Haitong Securities Co. Ltd., Class H	438,000	201,893
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	48,829
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	21,298
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	45,204
	Hangcha Group Co. Ltd., Class A	29,748	95,159
	Hangjin Technology Co. Ltd., Class A	20,400	67,730
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	12,383
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	63,300	60,113
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	20,974
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	20,335
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	19,912
	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	15,662
	Hangzhou Onechance Tech Corp., Class A	4,960	12,427
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	52,698
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	54,594
	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	29,098
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	6,220
#Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	23,900	74,752
	Han's Laser Technology Industry Group Co. Ltd., Class A	18,300	42,077
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	270,350
	Haohua Chemical Science & Technology Co. Ltd., Class A	13,050	48,384
*Ω	Harbin Bank Co. Ltd., Class H	201,000	6,549
	Harbin Boshi Automation Co. Ltd., Class A	11,300	19,211
	Harbin Electric Co. Ltd., Class H	160,000	47,198
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	24,540
	HBIS Resources Co. Ltd., Class A	30,300	65,593
	Health & Happiness H&H International Holdings Ltd.	100,500	131,288
*	Healthcare Co. Ltd., Class A	5,800	7,591
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	26,568
*	Hebei Construction Group Corp. Ltd., Class H	143,000	9,316
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	46,406
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	42,343
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	25,850

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hello Group, Inc., Sponsored ADR	39,936	$234,424
	Henan Lingrui Pharmaceutical Co., Class A	21,600	50,939
	Henan Pinggao Electric Co. Ltd., Class A	29,800	51,010
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	17,352
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	25,081
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	20,190
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	20,649
*	Hengdeli Holdings Ltd.	372,000	6,036
*	Hengli Petrochemical Co. Ltd., Class A	59,100	96,634
	Hengtong Optic-electric Co. Ltd., Class A	27,000	41,351
*	Hengyi Petrochemical Co. Ltd., Class A	56,134	48,737
	Hesteel Co. Ltd., Class A	100,275	29,059
	Hexing Electrical Co. Ltd., Class A	10,500	42,146
*	Hezong Sience&Technology Co. Ltd., Class A	28,200	11,026
*	Hi Sun Technology China Ltd.	693,000	43,470
	Hisense Home Appliances Group Co. Ltd., Class H	109,000	261,676
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	72,137
	HLA Group Corp. Ltd., Class A	30,700	32,869
	Homeland Interactive Technology Ltd.	104,000	35,867
	Hongfa Technology Co. Ltd., Class A	14,980	46,801
*	Honghua Group Ltd.	1,048,000	12,908
	Hongta Securities Co. Ltd., Class A	18,800	19,201
*Ω	Hope Education Group Co. Ltd.	660,000	25,329
*	Hopefluent Group Holdings Ltd.	70,000	9,340
*	Hopson Development Holdings Ltd.	342,846	158,501
	Hoyuan Green Energy Co. Ltd., Class A	12,378	42,592
#*Ω	Hua Hong Semiconductor Ltd.	85,000	153,990
*	Hua Yin International Holdings Ltd.	190,000	2,106
	Huaan Securities Co. Ltd., Class A	48,480	30,283
	Huadong Medicine Co. Ltd., Class A	19,000	76,648
	Huafa Property Services Group Co. Ltd.	380,000	7,147
	Huafon Chemical Co. Ltd., Class A	111,602	94,960
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	20,493
*	Huafu Fashion Co. Ltd., Class A	29,500	12,537
	Huagong Tech Co. Ltd., Class A	13,600	48,668
	Hualan Biological Engineering, Inc., Class A	18,900	46,348
	Huapont Life Sciences Co. Ltd., Class A	52,633	30,928
Ω	Huatai Securities Co. Ltd., Class H	198,000	233,585
	Huaxi Securities Co. Ltd., Class A	35,340	36,686
	Huaxia Bank Co. Ltd., Class A	61,108	51,567
	Huayu Automotive Systems Co. Ltd., Class A	46,300	104,894
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	168,300	61,902
	Hubei Dinglong Co. Ltd., Class A	11,600	27,937
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,050	31,775
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	65,463
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	69,538
	Huishang Bank Corp. Ltd., Class H	60,000	18,195
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	39,139
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	76,357
	Hunan Aihua Group Co. Ltd., Class A	8,100	18,162
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	14,973
	Hunan Gold Corp. Ltd., Class A	17,500	26,389
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	26,656
	Hunan Valin Steel Co. Ltd., Class A	78,100	59,388
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	7,413
	Hundsun Technologies, Inc., Class A	14,957	43,778
*	HUYA, Inc., ADR	32,142	98,676
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	65,600	213,783
*	Hytera Communications Corp. Ltd., Class A	32,700	22,358

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	HyUnion Holding Co. Ltd., Class A	18,400	$13,309
	Hywin Holdings Ltd., ADR	1,694	2,050
*	IAT Automobile Technology Co. Ltd., Class A	12,200	16,295
#*Ω	iDreamSky Technology Holdings Ltd.	98,000	18,509
	IEIT Systems Co. Ltd., Class A	15,900	62,329
	Iflytek Co. Ltd., Class A	11,350	60,388
	IKD Co. Ltd., Class A	5,600	14,500
#*	I-Mab, Sponsored ADR	9,306	16,472
Ω	IMAX China Holding, Inc.	28,200	26,007
	Imeik Technology Development Co. Ltd., Class A	1,900	71,782
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	1,858,887
	Industrial Bank Co. Ltd., Class A	191,400	419,828
	Industrial Securities Co. Ltd., Class A	161,057	122,340
	Infore Environment Technology Group Co. Ltd., Class A	78,200	48,383
Ω	Ingdan, Inc.	144,000	21,364
	Ingenic Semiconductor Co. Ltd., Class A	1,600	10,595
*	Inkeverse Group Ltd.	336,000	32,044
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	24,358
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	21,346
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	182,708
*Ω	InnoCare Pharma Ltd.	102,000	69,493
*Ω	Innovent Biologics, Inc.	105,500	425,050
	Inspur Digital Enterprise Technology Ltd.	162,000	40,668
	Inspur Software Co. Ltd., Class A	8,100	12,552
	Intron Technology Holdings Ltd.	120,000	29,503
*	iQIYI, Inc., ADR	101,816	341,084
	IReader Technology Co. Ltd., Class A	11,800	25,407
	IVD Medical Holding Ltd.	192,000	42,891
	JA Solar Technology Co. Ltd., Class A	21,920	52,192
	Jade Bird Fire Co. Ltd., Class A	7,280	12,316
	Jafron Biomedical Co. Ltd., Class A	19,700	49,074
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	45,241
	JCET Group Co. Ltd., Class A	38,800	121,190
*Ω	JD Health International, Inc.	266,600	879,723
*Ω	JD Logistics, Inc.	200,800	175,334
#	JD.com, Inc., ADR	7,708	173,815
	JD.com, Inc., Class A	175,728	1,981,532
	Jiajiayue Group Co. Ltd., Class A	9,900	14,470
	Jiangling Motors Corp. Ltd., Class A	11,000	32,134
	Jiangsu Azure Corp., Class A	25,600	23,645
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	20,302
	Jiangsu Cnano Technology Co. Ltd., Class A	12,180	31,550
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	14,545
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	46,995
	Jiangsu Expressway Co. Ltd., Class H	336,000	320,805
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	8,986
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	50,469
	Jiangsu Guoxin Corp. Ltd., Class A	21,400	20,910
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	7,008
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,575	71,929
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	17,568	91,873
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	16,869
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	18,615
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	24,579
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	18,683
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	83,910
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	18,073
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	25,926
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	25,900	83,971

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,700	$46,842
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	30,482
	Jiangsu Shagang Co. Ltd., Class A	11,400	5,271
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	28,035
	Jiangsu Sopo Chemical Co., Class A	20,200	17,393
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	71,366
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	56,109
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	15,650
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,392	86,139
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	16,380
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	83,676
	Jiangxi Bank Co. Ltd., Class H	202,000	15,976
	Jiangxi Copper Co. Ltd., Class H	332,000	464,312
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	8,806
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	38,876
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	28,940
	Jiayou International Logistics Co. Ltd., Class A	13,504	36,965
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	17,561	34,609
*	Jilin Chemical Fibre, Class A	21,700	7,706
	Jinchuan Group International Resources Co. Ltd.	1,448,000	105,805
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	39,556
	Jingjin Equipment, Inc., Class A	8,200	20,000
*	Jinke Smart Services Group Co. Ltd., Class H	22,700	24,002
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	13,557
*Ω	Jinxin Fertility Group Ltd.	228,000	63,299
	Jinyu Bio-Technology Co. Ltd., Class A	7,400	8,402
	JiuGui Liquor Co. Ltd., Class A	3,900	33,787
	Jiuzhitang Co. Ltd., Class A	17,600	20,038
	JL Mag Rare-Earth Co. Ltd., Class A	8,704	17,923
	JNBY Design Ltd.	95,000	121,261
	Joinn Laboratories China Co. Ltd., Class A	15,064	34,722
	Jointown Pharmaceutical Group Co. Ltd., Class A	103,979	100,831
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,700	26,652
	Joy City Property Ltd.	552,000	14,791
	Joyoung Co. Ltd., Class A	9,850	14,485
Ω	JS Global Lifestyle Co. Ltd.	538,500	83,256
	JSTI Group, Class A	47,100	32,321
*	Jutal Offshore Oil Services Ltd.	236,000	14,824
*	JY Grandmark Holdings Ltd.	59,000	7,534
	Kaishan Group Co. Ltd., Class A	12,100	21,178
*Ω	Kangda International Environmental Co. Ltd.	68,000	2,272
	Kangji Medical Holdings Ltd.	77,000	57,302
	Kanzhun Ltd., ADR	6,300	87,633
	KBC Corp. Ltd., Class A	2,648	16,913
	Kehua Data Co. Ltd., Class A	7,300	21,398
*	Kidswant Children Products Co. Ltd., Class A	10,000	9,162
	KingClean Electric Co. Ltd., Class A	7,480	19,744
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	17,952
#*	Kingsoft Cloud Holdings Ltd.	138,000	24,043
	Kingsoft Corp. Ltd.	258,400	628,624
*	Ko Yo Chemical Group Ltd.	972,000	10,220
	Konfoong Materials International Co. Ltd., Class A	2,900	15,884
*	Konka Group Co. Ltd., Class A	20,600	9,005
	KPC Pharmaceuticals, Inc., Class A	15,500	39,680
*Ω	Kuaishou Technology	52,300	263,610
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	13,443
*	Kunlun Tech Co. Ltd., Class A	25,675	106,646
*	Kunming Yunnei Power Co. Ltd., Class A	44,500	14,312
	Kunshan Dongwei Technology Co. Ltd., Class A	2,271	11,038

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	$11,368
	Kweichow Moutai Co. Ltd., Class A	10,700	2,394,963
#*	KWG Group Holdings Ltd.	513,000	29,011
*	KWG Living Group Holdings Ltd.	268,500	12,438
*	Lakala Payment Co. Ltd., Class A	24,200	44,093
	Lao Feng Xiang Co. Ltd., Class A	11,000	94,978
	Laobaixing Pharmacy Chain JSC, Class A	20,390	77,066
	Launch Tech Co. Ltd., Class H	20,500	4,482
	LB Group Co. Ltd., Class A	39,600	88,870
	Lee & Man Paper Manufacturing Ltd.	168,000	45,201
	Lee's Pharmaceutical Holdings Ltd.	56,000	9,556
Ω	Legend Holdings Corp., Class H	209,500	166,965
	Lenovo Group Ltd.	2,410,000	2,523,441
	Lens Technology Co. Ltd., Class A	81,800	118,991
*	Leo Group Co. Ltd., Class A	195,937	56,180
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	59,181
	LexinFintech Holdings Ltd., ADR	26,615	48,173
	Leyard Optoelectronic Co. Ltd., Class A	55,500	34,898
#*	Li Auto, Inc., ADR	29,401	813,820
	Li Ning Co. Ltd.	1,260,500	2,692,834
	LianChuang Electronic Technology Co. Ltd., Class A	16,100	14,804
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	20,539
*	Liao Ning Oxiranchem, Inc., Class A	11,800	8,411
	Liaoning Cheng Da Co. Ltd., Class A	19,200	27,655
	Liaoning Port Co. Ltd., Class H	236,000	18,167
	Lier Chemical Co. Ltd., Class A	23,400	31,811
*	Lifetech Scientific Corp.	806,000	176,225
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	10,674
	Lingyi iTech Guangdong Co., Class A	85,000	56,165
Ω	Linklogis, Inc., Class B	23,000	3,324
#	LK Technology Holdings Ltd.	105,999	41,514
	Loncin Motor Co. Ltd., Class A	35,900	22,927
*	Long Yuan Construction Group Co. Ltd., Class A	42,900	19,723
Ω	Longfor Group Holdings Ltd.	613,000	679,698
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	16,104
	LONGi Green Energy Technology Co. Ltd., Class A	55,000	148,272
	Longshine Technology Group Co. Ltd., Class A	7,800	11,740
	Lonking Holdings Ltd.	620,000	100,345
	Luenmei Quantum Co. Ltd., Class A	46,100	36,063
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	27,919
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	10,737
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	13,202
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	15,947
	Luxi Chemical Group Co. Ltd., Class A	60,500	77,890
	Luxshare Precision Industry Co. Ltd., Class A	52,754	187,072
*Ω	Luye Pharma Group Ltd.	353,500	118,722
	Luzhou Laojiao Co. Ltd., Class A	11,809	241,986
#*	LVGEM China Real Estate Investment Co. Ltd.	90,000	6,962
	Maanshan Iron & Steel Co. Ltd., Class H	164,000	24,796
	Maccura Biotechnology Co. Ltd., Class A	19,300	31,563
	Mango Excellent Media Co. Ltd., Class A	35,705	106,357
*Ω	Maoyan Entertainment	146,400	159,798
	Maxscend Microelectronics Co. Ltd., Class A	4,900	62,880
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	21,228
Ω	Medlive Technology Co. Ltd.	10,500	8,274
	Meilleure Health International Industry Group Ltd.	594,000	15,210
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	63,026
#Ω	Meitu, Inc.	772,500	228,823
*Ω	Meituan, Class B	277,510	2,232,075

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Metallurgical Corp. of China Ltd., Class H	768,000	$150,295
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	21,082
#Ω	Midea Real Estate Holding Ltd.	124,600	66,756
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,100	11,997
	Ming Yang Smart Energy Group Ltd., Class A	32,200	40,354
#*	Ming Yuan Cloud Group Holdings Ltd.	190,000	50,505
	MINISO Group Holding Ltd.	142,000	600,591
*	Minmetals Land Ltd.	296,000	10,311
	MLS Co. Ltd., Class A	25,996	25,080
*	MMG Ltd.	1,172,000	297,993
*Ω	Mobvista, Inc.	191,000	69,715
	Monalisa Group Co. Ltd., Class A	8,100	12,770
	Montage Technology Co. Ltd., Class A	4,975	31,165
*Ω	Mulsanne Group Holding Ltd.	50,000	6,332
*	NanJi E-Commerce Co. Ltd., Class A	47,354	20,137
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	30,631
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	37,877	68,717
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	7,566
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	11,232
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	22,249
	NARI Technology Co. Ltd., Class A	77,524	226,753
	NAURA Technology Group Co. Ltd., Class A	2,000	63,265
*	NavInfo Co. Ltd., Class A	36,500	32,978
	NetDragon Websoft Holdings Ltd.	110,000	150,668
	NetEase, Inc., ADR	30,627	2,990,420
	NetEase, Inc.	170,600	3,316,141
	New China Life Insurance Co. Ltd., Class H	352,000	628,191
	New Hope Dairy Co. Ltd., Class A	11,300	14,932
*	Newborn Town, Inc.	158,000	36,373
	Newland Digital Technology Co. Ltd., Class A	26,800	58,913
	Nexteer Automotive Group Ltd.	159,000	72,046
	Ninestar Corp., Class A	9,600	25,884
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	24,256
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	12,731
	Ningbo Joyson Electronic Corp., Class A	23,700	47,736
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,400	56,110
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,745	30,694
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	26,300	75,684
	Ningbo Shanshan Co. Ltd., Class A	11,900	16,549
	Ningbo Tuopu Group Co. Ltd., Class A	3,700	25,137
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	16,172
	Ningbo Yunsheng Co. Ltd., Class A	10,200	7,939
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	28,485
#*	NIO, Inc., ADR	34,452	193,620
#*	NIO, Inc., Class A	93,310	523,737
#*	Niu Technologies, Sponsored ADR	8,367	14,726
	Noah Holdings Ltd., Sponsored ADR	6,945	81,951
Ω	Nongfu Spring Co. Ltd., Class H	33,600	182,352
	Norinco International Cooperation Ltd., Class A	24,310	36,782
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	32,367
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	30,787
	Northeast Securities Co. Ltd., Class A	48,600	45,257
	Northking Information Technology Co. Ltd., Class A	8,540	16,255
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	9,873
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	10,000	8,100
*	Offcn Education Technology Co. Ltd., Class A	51,900	25,503
	Offshore Oil Engineering Co. Ltd., Class A	113,459	88,447
	Olympic Circuit Technology Co. Ltd., Class A	10,400	19,781
	Oppein Home Group, Inc., Class A	3,700	31,600

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Opple Lighting Co. Ltd., Class A	18,600	$40,860
	ORG Technology Co. Ltd., Class A	78,900	41,863
*	Orient Group, Inc., Class A	53,900	12,916
	Orient Overseas International Ltd.	25,000	373,205
Ω	Orient Securities Co. Ltd., Class H	150,400	58,592
*	Oriental Energy Co. Ltd., Class A	55,000	74,401
	Oriental Pearl Group Co. Ltd., Class A	41,900	39,850
*	Ourpalm Co. Ltd., Class A	86,800	53,221
	Ovctek China, Inc., Class A	13,360	32,421
*	Overseas Chinese Town Asia Holdings Ltd.	2,000	55
	Pacific Online Ltd.	58,000	3,602
*	Pacific Securities Co. Ltd., Class A	37,700	16,902
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	34,633
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	26,963
	PAX Global Technology Ltd.	218,000	152,354
*	PCI Technology Group Co. Ltd., Class A	51,800	33,045
*	PDD Holdings, Inc., ADR	69,489	8,816,069
*Ω	Peijia Medical Ltd.	44,000	25,287
	People.cn Co. Ltd., Class A	20,700	62,076
	People's Insurance Co. Group of China Ltd. , Class H	1,248,000	387,975
	Perfect World Co. Ltd., Class A	27,900	37,154
#Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	63,503
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,260,102
	Ping An Bank Co. Ltd., Class A	139,500	183,977
#*Ω	Ping An Healthcare & Technology Co. Ltd.	157,500	226,130
	Ping An Insurance Group Co. of China Ltd., Class H	1,109,500	4,663,829
	PNC Process Systems Co. Ltd., Class A	4,900	16,169
*	Polaris Bay Group Co. Ltd., Class A	18,600	18,957
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	122,376
#	Poly Property Group Co. Ltd.	876,362	160,270
Ω	Pop Mart International Group Ltd.	141,400	317,108
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,017,000	489,085
	Pou Sheng International Holdings Ltd.	548,000	41,412
	Power Construction Corp. of China Ltd., Class A	110,299	77,346
	PW Medtech Group Ltd.	171,000	16,314
	Pylon Technologies Co. Ltd., Class A	2,459	27,397
*	Q Technology Group Co. Ltd.	127,000	44,811
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	25,513
	Qifu Technology, Inc., ADR	34,678	497,629
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	31,834
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	15,736
	Qingdao Gon Technology Co. Ltd., Class A	8,200	20,111
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	7,480
	Qingdao Hanhe Cable Co. Ltd., Class A	108,000	52,222
*	Qingdao Rural Commercial Bank Corp., Class A	91,100	33,117
*	Qingdao Sentury Tire Co. Ltd., Class A	3,900	15,482
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	30,496
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	81,096
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	30,811
#*	Radiance Holdings Group Co. Ltd.	166,000	64,136
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	9,376
	Raisecom Technology Co. Ltd., Class A	8,200	6,973
	Raytron Technology Co. Ltd., Class A	3,725	17,165
*	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	9,451
Ω	Red Star Macalline Group Corp. Ltd., Class H	52,400	12,169
#*††Ω	Redco Properties Group Ltd.	274,000	17,524
	Renhe Pharmacy Co. Ltd., Class A	50,100	39,947
*	Renrui Human Resources Technology Holdings Ltd.	38,600	25,002
	Richinfo Technology Co. Ltd., Class A	12,500	26,190

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Risen Energy Co. Ltd., Class A	17,800	$36,507
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	32,185
	Riyue Heavy Industry Co. Ltd., Class A	12,800	17,276
*	Road King Infrastructure Ltd.	52,000	8,805
	Rockchip Electronics Co. Ltd., Class A	2,100	13,529
*	Roshow Technology Co. Ltd., Class A	26,494	18,950
	Runjian Co. Ltd., Class A	4,700	18,983
*	Sai Micro Electronics, Inc., Class A	4,900	12,213
	SAIC Motor Corp. Ltd., Class A	46,200	88,066
	Sanan Optoelectronics Co. Ltd., Class A	14,800	22,671
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	14,367
*	Sangfor Technologies, Inc., Class A	1,600	12,159
	Sanquan Food Co. Ltd., Class A	18,800	30,194
	Sansure Biotech, Inc., Class A	5,033	12,621
	Sany Heavy Equipment International Holdings Co. Ltd.	399,000	259,688
	Sany Heavy Industry Co. Ltd., Class A	42,650	77,792
*	Satellite Chemical Co. Ltd., Class A	61,703	117,472
	SDIC Capital Co. Ltd., Class A	21,700	20,183
	Sealand Securities Co. Ltd., Class A	99,400	44,746
#*	Seazen Group Ltd.	768,285	105,648
*	Seazen Holdings Co. Ltd., Class A	34,226	47,171
	SF Holding Co. Ltd., Class A	38,524	189,674
	SG Micro Corp., Class A	5,460	47,266
*	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	12,378
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	20,161
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	27,319
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	49,740
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	7,100	6,553
Ω	Shandong Gold Mining Co. Ltd., Class H	192,500	277,141
	Shandong Head Group Co. Ltd., Class A	11,200	23,195
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	63,585
	Shandong Hi-speed Co. Ltd., Class A	45,600	48,476
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	18,645
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	93,592
*	Shandong Humon Smelting Co. Ltd., Class A	18,500	23,667
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	8,955
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	12,005
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	38,079
	Shandong Publishing & Media Co. Ltd., Class A	26,800	36,263
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	41,480
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	6,800	51,161
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	602,000	384,559
	Shanghai Aiko Solar Energy Co. Ltd., Class A	15,500	29,881
	Shanghai AJ Group Co. Ltd., Class A	29,600	19,539
	Shanghai AtHub Co. Ltd., Class A	7,560	16,577
	Shanghai Bailian Group Co. Ltd., Class A	31,200	37,765
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	8,604	23,690
	Shanghai Baolong Automotive Corp., Class A	3,300	19,248
	Shanghai Baosight Software Co. Ltd., Class A	16,245	92,741
	Shanghai Belling Co. Ltd., Class A	9,900	16,621
	Shanghai Construction Group Co. Ltd., Class A	141,200	45,670
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	10,745
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	84,895
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	100,157
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	54,000	15,202
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	16,837
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	30,209
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	19,455
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	26,174

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Holdings Ltd.	118,000	$144,551
	Shanghai Industrial Urban Development Group Ltd.	504,600	22,002
	Shanghai INT Medical Instruments Co. Ltd., Class H	6,400	23,021
*	Shanghai International Airport Co. Ltd., Class A	4,600	21,238
	Shanghai Jahwa United Co. Ltd., Class A	9,800	24,472
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	44,623
*	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	12,132
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	10,797
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	29,901
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	24,816
	Shanghai M&G Stationery, Inc., Class A	14,300	61,032
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	32,639
	Shanghai Medicilon, Inc., Class A	2,965	17,536
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	17,524
	Shanghai Moons' Electric Co. Ltd., Class A	4,100	21,209
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	260,800	368,643
	Shanghai Pioneer Holding Ltd.	172,000	37,922
	Shanghai Pret Composites Co. Ltd., Class A	17,300	21,029
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	21,951
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	242,325
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,776	59,074
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	64,636
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,000	20,941
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	53,468
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	17,382
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	30,541
	Shanghai Stonehill Technology Co. Ltd., Class A	109,100	37,528
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,387
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	38,415
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	41,747
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	29,989
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	19,298
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	72,600	63,064
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	76,019
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	20,203
	Shanxi Coking Co. Ltd., Class A	28,340	18,598
	Shanxi Securities Co. Ltd., Class A	47,230	32,580
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	29,524
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	263,655
*	Shanying International Holding Co. Ltd., Class A	99,600	23,696
	Shede Spirits Co. Ltd., Class A	5,100	58,814
*	Shengda Resources Co. Ltd., Class A	21,100	25,356
	Shenghe Resources Holding Co. Ltd., Class A	41,500	47,653
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	5,271
	Shengyi Technology Co. Ltd., Class A	25,500	51,044
	Shennan Circuits Co. Ltd., Class A	7,100	52,259
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	88,979
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,100	42,205
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	19,348
*	Shenzhen Airport Co. Ltd., Class A	45,500	39,270
	Shenzhen Aisidi Co. Ltd., Class A	15,700	17,711
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	76,580
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	17,210
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	6,910
	Shenzhen Click Technology Co. Ltd., Class A	9,300	12,966
*	Shenzhen Comix Group Co. Ltd., Class A	13,700	11,079
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	13,523
	Shenzhen Desay Battery Technology Co., Class A	16,354	46,543
	Shenzhen Dynanonic Co. Ltd., Class A	2,652	15,333

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	$11,162
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	19,527
	Shenzhen Expressway Corp. Ltd., Class H	158,000	126,814
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	37,393
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,104	16,107
	Shenzhen Gas Corp. Ltd., Class A	37,900	33,578
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	10,137
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	21,615
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	13,245
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	22,450
	Shenzhen Inovance Technology Co. Ltd., Class A	18,250	142,334
	Shenzhen International Holdings Ltd.	426,351	350,885
	Shenzhen Investment Ltd.	825,174	116,184
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	10,872
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	20,169
	Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	52,446
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	25,235
	Shenzhen Kedali Industry Co. Ltd., Class A	6,300	59,325
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,200	46,470
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	13,200	36,740
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	22,429
	Shenzhen Leaguer Co. Ltd., Class A	35,800	32,162
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	10,871
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	14,120
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,000	524,123
	Shenzhen MTC Co. Ltd., Class A	40,800	26,913
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	87,100	30,690
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	7,100	68,358
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	23,280
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	25,472
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	29,268
	Shenzhen SC New Energy Technology Corp., Class A	5,245	41,325
	Shenzhen SED Industry Co. Ltd., Class A	17,800	43,556
	Shenzhen SEG Co. Ltd., Class A	18,200	17,400
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	19,233
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	33,626
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	11,956
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	22,200	23,290
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	45,852
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	21,168
	Shenzhen Topband Co. Ltd., Class A	11,100	11,182
	Shenzhen Transsion Holdings Co. Ltd., Class A	13,246	252,140
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	23,198
*	Shenzhen World Union Group, Inc., Class A	32,800	9,504
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	15,951
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	18,677
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	11,300
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	67,717
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	15,823
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	43,749
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	23,503
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	55,011
	Shinghwa Advanced Material Group Co. Ltd., Class A	4,900	23,579
	Shinva Medical Instrument Co. Ltd., Class A	9,200	25,638
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	14,998
	Shui On Land Ltd.	940,500	84,401
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	101,925
	Sichuan Development Lomon Co. Ltd., Class A	58,200	47,491
	Sichuan Expressway Co. Ltd., Class H	234,000	74,818

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	$14,147
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	40,377
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	21,133
*	Sichuan Lutianhua Co. Ltd., Class A	55,100	29,919
*	Sichuan New Energy Power Co. Ltd., Class A	30,700	42,809
	Sichuan Road & Bridge Group Co. Ltd., Class A	146,580	164,137
	Sichuan Swellfun Co. Ltd., Class A	5,600	37,276
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	13,600
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	33,077
	Sieyuan Electric Co. Ltd., Class A	11,400	80,386
*	SIM Technology Group Ltd.	262,000	9,210
Ω	Simcere Pharmaceutical Group Ltd.	177,000	117,933
	Sino Biopharmaceutical Ltd.	2,866,000	1,034,156
	Sino Wealth Electronic Ltd., Class A	9,519	22,045
	Sinocare, Inc., Class A	9,700	32,158
	Sinochem International Corp., Class A	21,000	11,562
	Sinofert Holdings Ltd.	694,000	76,393
	Sinolink Securities Co. Ltd., Class A	30,800	35,945
*	Sinolink Worldwide Holdings Ltd.	604,800	7,233
	Sinoma International Engineering Co., Class A	67,300	104,545
	Sinoma Science & Technology Co. Ltd., Class A	43,500	86,193
	Sinomach Automobile Co. Ltd., Class A	45,500	45,434
	Sinomine Resource Group Co. Ltd., Class A	12,352	53,696
	Sinopec Engineering Group Co. Ltd., Class H	534,500	268,087
	Sinopec Kantons Holdings Ltd.	274,000	120,550
*	Sinopec Oilfield Service Corp., Class H	1,106,000	63,589
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	54,511
	Sinopharm Group Co. Ltd., Class H	762,000	2,003,666
	Sino-Platinum Metals Co. Ltd., Class A	10,478	19,001
	Sinoseal Holding Co. Ltd., Class A	3,600	15,887
	Sinosoft Co. Ltd., Class A	10,200	33,524
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	41,035
	Sinotrans Ltd., Class H	879,000	366,695
	Sinotruk Hong Kong Ltd.	195,000	442,883
	Sinotruk Jinan Truck Co. Ltd., Class A	36,100	70,306
*	Skshu Paint Co. Ltd., Class A	11,656	58,473
	Skyworth Digital Co. Ltd., Class A	13,300	18,515
	Skyworth Group Ltd.	375,694	119,096
	Songcheng Performance Development Co. Ltd., Class A	14,900	18,470
	Sonoscape Medical Corp., Class A	2,600	12,986
	SooChow Securities Co. Ltd., Class A	35,340	33,134
	Southwest Securities Co. Ltd., Class A	97,700	50,276
	SSY Group Ltd.	400,000	217,346
	StarPower Semiconductor Ltd., Class A	600	10,631
	State Grid Information & Communication Co. Ltd., Class A	17,400	35,783
*	STO Express Co. Ltd., Class A	19,000	18,442
	Sumavision Technologies Co. Ltd., Class A	21,300	12,370
	Sun Art Retail Group Ltd.	211,000	25,941
	Sun Create Electronics Co. Ltd., Class A	2,704	5,343
*	Sun King Technology Group Ltd.	240,000	34,043
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	46,022
	Sungrow Power Supply Co. Ltd., Class A	17,600	192,204
	Suning Universal Co. Ltd., Class A	52,000	17,256
	Sunny Optical Technology Group Co. Ltd.	152,800	939,167
	Sunresin New Materials Co. Ltd., Class A	7,875	48,400
*	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	19,613
	Sunwoda Electronic Co. Ltd., Class A	13,100	21,298
	Suofeiya Home Collection Co. Ltd., Class A	12,600	27,258
	SUPCON Technology Co. Ltd., Class A	3,434	16,886

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suplet Power Co. Ltd., Class A	4,368	$6,094
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	22,949
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	45,896
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	34,531
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	11,671
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	12,811
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	29,442
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	53,149
	SY Holdings Group Ltd.	86,000	47,958
	Symphony Holdings Ltd.	330,000	35,077
	Taiji Computer Corp. Ltd., Class A	10,439	32,920
	TangShan Port Group Co. Ltd., Class A	109,000	61,357
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	44,405
*	Tansun Technology Co. Ltd., Class A	12,000	18,861
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	30,816
	TCL Electronics Holdings Ltd.	270,000	84,390
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	26,153
	Ten Pao Group Holdings Ltd.	140,000	16,819
	Tencent Holdings Ltd.	651,000	22,597,056
*	Tencent Music Entertainment Group, ADR	179,122	1,683,747
#	Tenfu Cayman Holdings Co. Ltd.	46,000	26,090
	Three's Co. Media Group Co. Ltd., Class A	4,287	30,371
	Thunder Software Technology Co. Ltd., Class A	2,300	16,061
	Tian An China Investment Co. Ltd.	112,000	48,377
	Tian Di Science & Technology Co. Ltd., Class A	83,400	66,609
#	Tian Lun Gas Holdings Ltd.	55,500	25,700
	Tiande Chemical Holdings Ltd.	244,000	35,402
	Tiangong International Co. Ltd.	344,000	73,993
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	56,821
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	21,999
	Tianjin Development Holdings Ltd.	60,000	11,149
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,300	30,443
	Tianjin Port Development Holdings Ltd.	304,000	18,467
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	15,321
	Tianjin Teda Co. Ltd., Class A	32,700	16,178
*	Tianma Microelectronics Co. Ltd., Class A	32,300	37,386
#	Tianneng Power International Ltd.	184,000	142,828
	Tianqi Lithium Corp., Class H	42,000	184,574
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	22,316
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	32,836
††	Tianyun International Holdings Ltd.	50,000	20,775
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,600	19,769
*	Tibet Water Resources Ltd.	159,000	4,864
	Tingyi Cayman Islands Holding Corp.	326,000	324,611
*	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	44,877
	TK Group Holdings Ltd.	30,000	5,176
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	31,835
	Toly Bread Co. Ltd., Class A	28,929	26,315
#	Tomson Group Ltd.	197,988	37,016
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	55,765
*	Tongcheng Travel Holdings Ltd.	277,600	566,263
*	Tongdao Liepin Group	70,200	34,805
	TongFu Microelectronics Co. Ltd., Class A	28,600	73,213
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	11,900	15,381
*	Tongkun Group Co. Ltd., Class A	31,900	52,852
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	20,953
	Tongling Nonferrous Metals Group Co. Ltd., Class A	253,200	106,618
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	15,332
*	Topchoice Medical Corp., Class A	5,062	41,965

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Topsec Technologies Group, Inc., Class A	16,700	$15,967
Ω	Topsports International Holdings Ltd.	901,000	584,011
	Towngas Smart Energy Co. Ltd.	291,551	107,817
*	TPV Technology Co. Ltd., Class A	94,800	29,780
	Transfar Zhilian Co. Ltd., Class A	97,500	57,324
	TravelSky Technology Ltd., Class H	49,000	49,286
*	Trigiant Group Ltd.	272,000	11,652
	Trina Solar Co. Ltd., Class A	26,936	86,843
*	Trip.com Group Ltd., ADR	38,258	1,398,712
*	Trip.com Group Ltd.	30,400	1,106,542
#*	Triumph New Energy Co. Ltd., Class H	48,000	24,695
	Truking Technology Ltd., Class A	10,500	11,890
	Truly International Holdings Ltd.	488,000	36,678
	Tsingtao Brewery Co. Ltd., Class H	92,000	525,018
*	Tuniu Corp., Sponsored ADR	11,396	7,690
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	48,920
	Unilumin Group Co. Ltd., Class A	14,600	11,268
	Uni-President China Holdings Ltd.	221,000	124,141
*	Unisplendour Corp. Ltd., Class A	37,180	80,385
*	United Strength Power Holdings Ltd.	12,000	7,428
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	39,570
	Valiant Co. Ltd., Class A	29,200	52,164
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	9,234
	Vatti Corp. Ltd., Class A	13,500	10,398
*Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	28,395
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	31,524
*	Vipshop Holdings Ltd., ADR	171,914	2,731,713
*Ω	Viva Biotech Holdings	283,000	23,080
	Walvax Biotechnology Co. Ltd., Class A	7,800	17,935
	Wangneng Environment Co. Ltd., Class A	8,600	16,749
	Wangsu Science & Technology Co. Ltd., Class A	71,000	76,616
	Wanguo International Mining Group Ltd.	98,000	54,692
	Want Want China Holdings Ltd.	840,000	462,338
	Wanxiang Qianchao Co. Ltd., Class A	55,900	33,900
	Wasion Holdings Ltd.	134,000	72,628
	Weaver Network Technology Co. Ltd., Class A	2,160	10,255
#	Weibo Corp., Sponsored ADR	24,604	199,292
	Weibo Corp., Class A	760	6,080
	Weichai Power Co. Ltd., Class H	520,000	918,041
	Weifu High-Technology Group Co. Ltd., Class A	15,600	34,964
	Weihai Guangwei Composites Co. Ltd., Class A	23,520	76,954
*Ω	Weimob, Inc.	94,000	20,942
*	Weiqiao Textile Co., Class H	154,000	67,733
	Western Mining Co. Ltd., Class A	31,700	62,827
	Western Securities Co. Ltd., Class A	66,300	55,105
	Western Superconducting Technologies Co. Ltd., Class A	6,525	32,198
	Wharf Holdings Ltd.	153,000	447,018
	Will Semiconductor Co. Ltd. Shanghai, Class A	5,187	62,407
	Windey Energy Technology Group Co. Ltd., Class A	7,410	8,656
*	Wingtech Technology Co. Ltd., Class A	13,800	64,348
	Winner Medical Co. Ltd., Class A	6,800	29,261
	Winning Health Technology Group Co. Ltd., Class A	24,400	19,291
	Wolong Electric Group Co. Ltd., Class A	33,300	44,193
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	65,227
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,536	8,989
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	10,303
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	15,850
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	14,092
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	12,599

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	$14,860
	Wuhu Token Science Co. Ltd., Class A	37,700	24,227
	Wuliangye Yibin Co. Ltd., Class A	30,812	543,885
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	90,135
	Wushang Group Co. Ltd., Class A	18,700	19,737
#Ω	WuXi AppTec Co. Ltd., Class H	29,800	206,186
	Wuxi Autowell Technology Co. Ltd., Class A	4,094	40,848
*Ω	Wuxi Biologics Cayman, Inc.	334,000	878,933
*	Wuxi Boton Technology Co. Ltd., Class A	5,900	11,260
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	30,900	85,453
*	Wuxi Taiji Industry Co. Ltd., Class A	38,600	29,792
	XCMG Construction Machinery Co. Ltd., Class A	108,600	85,142
*	XD, Inc.	13,800	14,836
	XGD, Inc., Class A	12,100	31,362
	Xiamen Bank Co. Ltd., Class A	41,100	29,059
	Xiamen C & D, Inc., Class A	69,000	93,141
	Xiamen Faratronic Co. Ltd., Class A	2,700	32,366
	Xiamen International Airport Co. Ltd., Class A	11,480	19,167
	Xiamen Intretech, Inc., Class A	16,990	32,982
	Xiamen ITG Group Corp. Ltd., Class A	57,300	54,511
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	8,303
	Xiamen Kingdomway Group Co., Class A	13,000	22,729
	Xiamen Tungsten Co. Ltd., Class A	45,700	97,189
	Xiamen Xiangyu Co. Ltd., Class A	74,206	65,806
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	17,133
*Ω	Xiaomi Corp., Class B	1,645,600	2,592,689
	Xilinmen Furniture Co. Ltd., Class A	8,000	16,839
*	Xinchen China Power Holdings Ltd.	83,000	2,781
*	Xinfengming Group Co. Ltd., Class A	35,700	58,967
	Xingfa Aluminium Holdings Ltd.	41,000	30,914
	Xinhu Zhongbao Co. Ltd., Class A	112,500	33,062
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	113,801
	Xinhuanet Co. Ltd., Class A	8,200	23,347
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	9,302
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	63,700	44,030
#*	Xinte Energy Co. Ltd., Class H	120,400	135,764
*	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	10,263
	Xinyi Energy Holdings Ltd.	626,615	87,578
	Xinzhi Group Co. Ltd., Class A	11,200	18,952
*	Xizang Zhufeng Resources Co. Ltd., Class A	28,500	35,797
*	XPeng, Inc., Class A	129,700	540,155
#	Xtep International Holdings Ltd.	535,059	263,495
	Xuji Electric Co. Ltd., Class A	21,100	58,283
*	Xunlei Ltd., ADR	19,606	29,605
Ω	Yadea Group Holdings Ltd.	396,000	542,956
*	Yanchang Petroleum International Ltd.	50,500	2,810
	Yangling Metron New Material, Inc., Class A	9,162	31,033
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	6,264
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	47,544
	Yankershop Food Co. Ltd., Class A	3,450	29,764
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	20,278
	Yantai China Pet Foods Co. Ltd., Class A	5,400	16,755
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	19,902
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	21,763
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	97,466
*	YanTai Shuangta Food Co. Ltd., Class A	9,300	5,097
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,450	9,943
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	27,644
#*	Yeahka Ltd.	24,000	37,527

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yealink Network Technology Corp. Ltd., Class A	12,772	$43,360
	Yeebo International Holdings Ltd.	42,000	15,525
	YGSOFT, Inc., Class A	25,800	16,958
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	20,239
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	102,800	111,706
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	40,336
	Yifeng Pharmacy Chain Co. Ltd., Class A	18,368	97,084
	Yihai International Holding Ltd.	170,000	218,188
	Yintai Gold Co. Ltd., Class A	43,100	84,727
	Yip's Chemical Holdings Ltd.	30,000	5,644
*	Yiren Digital Ltd., Sponsored ADR	4,700	20,210
Ω	Yixin Group Ltd.	278,000	17,248
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	55,346
	Yonfer Agricultural Technology Co. Ltd., Class A	38,700	55,570
	Yonyou Network Technology Co. Ltd., Class A	12,300	19,154
	Yotrio Group Co. Ltd., Class A	40,700	14,407
	Youngor Fashion Co. Ltd., Class A	66,900	62,798
	Youngy Co. Ltd., Class A	2,800	15,547
*	Youzu Interactive Co. Ltd., Class A	21,100	28,491
	YTO Express Group Co. Ltd., Class A	51,600	80,243
	Yuexiu Property Co. Ltd.	418,800	262,255
	Yuexiu Transport Infrastructure Ltd.	334,000	182,773
	Yunda Holding Co. Ltd., Class A	61,380	53,338
	Yunnan Aluminium Co. Ltd., Class A	38,100	57,027
	Yunnan Baiyao Group Co. Ltd., Class A	9,780	63,406
	Yunnan Copper Co. Ltd., Class A	74,200	104,413
	Yunnan Energy New Material Co. Ltd., Class A	9,800	57,983
	Yunnan Tin Co. Ltd., Class A	41,800	73,347
	Yusys Technologies Co. Ltd., Class A	7,040	11,650
	Yutong Bus Co. Ltd., Class A	28,600	60,404
	Zangge Mining Co. Ltd., Class A	27,800	95,932
	ZBOM Home Collection Co. Ltd., Class A	5,605	11,664
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,329	147,949
	Zhaojin Mining Industry Co. Ltd., Class H	209,000	194,824
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	8,709
	Zhefu Holding Group Co. Ltd., Class A	145,500	62,620
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	33,819
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	14,392
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	27,491
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	63,139
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	38,560
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	35,118
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	35,487
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	88,162
	Zhejiang Dingli Machinery Co. Ltd., Class A	10,100	72,640
	Zhejiang Expressway Co. Ltd., Class H	596,160	442,864
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	11,519
	Zhejiang Hailiang Co. Ltd., Class A	38,300	48,707
	Zhejiang HangKe Technology, Inc. Co., Class A	5,521	15,270
	Zhejiang Hangmin Co. Ltd., Class A	16,190	15,908
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	11,062
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	40,345
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	28,600	46,099
	Zhejiang Huayou Cobalt Co. Ltd., Class A	12,620	43,812
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	49,542
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	12,214
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	10,940
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	56,509
*	Zhejiang Jingu Co. Ltd., Class A	22,000	17,617

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	$30,219
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	77,600	44,109
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	13,600	33,974
	Zhejiang Juhua Co. Ltd., Class A	45,814	101,889
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	63,584
	Zhejiang Medicine Co. Ltd., Class A	18,416	23,547
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	29,641
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	15,742
	Zhejiang NHU Co. Ltd., Class A	40,548	90,650
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	29,444
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	14,539
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	12,068
	Zhejiang Runtu Co. Ltd., Class A	42,100	32,970
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,400	21,648
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	43,809
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	12,061
	Zhejiang Supor Co. Ltd., Class A	3,700	26,059
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	6,637
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	18,625
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	11,868
	Zhejiang Wanma Co. Ltd., Class A	33,300	36,464
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	33,469
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	52,094
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	24,090
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	20,959
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	27,164
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	13,926
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	12,703
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	27,439
	Zhejiang Yongtai Technology Co. Ltd., Class A	29,500	36,687
	Zhende Medical Co. Ltd., Class A	2,900	7,541
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	71,457
	Zheshang Securities Co. Ltd., Class A	20,000	26,897
#*	Zhihu, Inc.	18,400	26,719
*	Zhong An Group Ltd.	859,000	11,778
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	203,400	317,765
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	15,397
	Zhongji Innolight Co. Ltd., Class A	8,500	121,229
	Zhongjin Gold Corp. Ltd., Class A	56,900	74,734
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	38,889
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	19,722
	Zhongsheng Group Holdings Ltd.	442,000	746,106
	Zhongtai Securities Co. Ltd., Class A	11,600	10,560
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	3,999
*	Zhongyu Energy Holdings Ltd.	215,000	143,910
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	5,122
#*	Zhuguang Holdings Group Co. Ltd.	486,000	15,469
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	38,683
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	139,500	342,452
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	26,078
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	49,929
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	396,000	210,570
	ZTE Corp., Class H	139,800	242,940
	ZTO Express Cayman, Inc., ADR	16,402	268,337
	ZTO Express Cayman, Inc.	16,950	275,437
TOTAL CHINA			220,567,831
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	51,323	161,705

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	BAC Holding International Corp.	165,109	$10,812
	Banco de Bogota SA	5,102	41,665
	Bancolombia SA, Sponsored ADR	9,294	292,389
	Bancolombia SA	14,376	120,945
	Celsia SA ESP	71,100	60,529
#	Grupo Aval Acciones y Valores SA, ADR	4,349	11,395
	Grupo Energia Bogota SA ESP	289,471	169,119
	Interconexion Electrica SA ESP	52,464	227,157
	Promigas SA ESP	33,754	43,688
TOTAL COLOMBIA			1,139,404
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,954	228,144
Ω	Moneta Money Bank AS	2,916	12,549
TOTAL CZECH REPUBLIC			240,693
GREECE — (0.5%)
*	Alpha Services & Holdings SA	159,431	283,926
	Athens Water Supply & Sewage Co. SA	8,519	52,954
	Autohellas Tourist & Trading SA	5,765	83,387
	Bank of Greece	4,212	64,945
*	Ellaktor SA	4,756	12,702
	ElvalHalcor SA	22,035	56,780
	Entersoft SA Software Development & Related Services Co.	4,811	32,112
	Epsilon Net SA	4,305	43,267
*	Eurobank Ergasias Services & Holdings SA, Class A	187,823	362,022
	Fourlis Holdings SA	15,072	66,118
	Hellenic Exchanges - Athens Stock Exchange SA	4,090	24,182
	Hellenic Telecommunications Organization SA	10,076	139,904
	Helleniq Energy Holdings SA	19,398	155,581
	Ideal Holdings SA	3,213	22,615
	Intracom Holdings SA	12,803	51,760
*	Intracom SA Technical & Steel Constructions	5,832	31,132
	Jumbo SA	23,746	668,205
	Kri-Kri Milk Industry SA	1,715	18,326
*	LAMDA Development SA	12,074	91,129
	Motor Oil Hellas Corinth Refineries SA	25,625	702,025
	Mytilineos SA	2,205	90,536
*	National Bank of Greece SA	26,199	199,193
	OPAP SA	33,126	572,886
*	Piraeus Financial Holdings SA	75,398	305,341
	Piraeus Port Authority SA	1,629	43,957
	Quest Holdings SA	8,669	49,683
	Sarantis SA	5,551	52,649
	Terna Energy SA	14,724	238,962
	Thrace Plastics Holding & Co.	3,797	17,883
TOTAL GREECE			4,534,162
HONG KONG — (0.0%)
#	Gushengtang Holdings Ltd.	17,900	86,596
*††	Tian Shan Development Holding Ltd.	76,000	0
††	Untrade.Ch Wood Opti	84,000	1,814
TOTAL HONG KONG			88,410
HUNGARY — (0.2%)
#*	4iG Nyrt	5,746	12,856
	Magyar Telekom Telecommunications PLC	87,782	190,245

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
*	MASTERPLAST Nyrt	1,147	$9,399
*	Opus Global Nyrt	37,779	44,723
	OTP Bank Nyrt	22,647	1,049,365
	Richter Gedeon Nyrt	17,304	466,868
TOTAL HUNGARY			1,773,456
INDIA — (19.3%)
	360 ONE WAM Ltd.	47,676	356,235
*	3i Infotech Ltd.	27,570	20,388
	3M India Ltd.	303	126,050
	Aarti Drugs Ltd.	11,135	70,337
	Aarti Industries Ltd.	20,172	159,709
*	Aarti Pharmalabs Ltd.	5,043	32,342
*	Aavas Financiers Ltd.	7,198	127,838
	ABB India Ltd.	5,794	325,512
	Abbott India Ltd.	126	39,144
	Action Construction Equipment Ltd.	15,331	180,511
*	Adani Green Energy Ltd.	17,622	357,504
	Adani Total Gas Ltd.	19,594	240,701
	ADF Foods Ltd.	12,605	32,646
*	Aditya Birla Capital Ltd.	158,154	325,594
	Advanced Enzyme Technologies Ltd.	11,626	53,204
	Aegis Logistics Ltd.	48,229	219,501
*	Affle India Ltd.	3,381	50,574
	AGI Greenpac Ltd.	11,277	108,638
	Agro Tech Foods Ltd.	1,250	12,564
	Ahluwalia Contracts India Ltd.	5,052	52,006
	AIA Engineering Ltd.	6,850	335,676
	Ajanta Pharma Ltd.	10,657	279,918
	Akzo Nobel India Ltd.	3,525	111,210
	Alembic Ltd.	14,547	16,433
	Alembic Pharmaceuticals Ltd.	11,164	130,076
	Alkem Laboratories Ltd.	7,590	456,602
	Alkyl Amines Chemicals	3,087	88,878
*	Allcargo Gati Ltd.	15,561	23,578
	Allcargo Logistics Ltd.	77,948	76,051
	Allcargo Terminals Ltd.	19,487	16,874
	Amara Raja Energy & Mobility Ltd.	25,834	275,271
*	Amber Enterprises India Ltd.	1,893	98,947
	Anant Raj Ltd.	23,144	88,422
	Andhra Paper Ltd.	1,894	14,161
	Andhra Sugars Ltd.	37,543	50,254
	Angel One Ltd.	11,302	445,236
	Apar Industries Ltd.	5,951	448,929
	Apcotex Industries Ltd.	12,056	70,125
	APL Apollo Tubes Ltd.	46,687	851,007
	Apollo Hospitals Enterprise Ltd.	23,571	1,793,637
	Aptech Ltd.	4,388	14,434
	Arvind Fashions Ltd.	12,622	78,820
	Arvind SmartSpaces Ltd.	4,403	28,183
	Asahi India Glass Ltd.	11,563	73,012
	Ashiana Housing Ltd.	10,235	37,939
	Ashok Leyland Ltd.	409,346	867,078
*	Ashoka Buildcon Ltd.	41,864	91,480
	Asian Paints Ltd.	69,692	2,480,713
	Astec Lifesciences Ltd.	2,077	24,126
*Ω	Aster DM Healthcare Ltd.	44,244	235,270
	Astra Microwave Products Ltd.	13,392	92,083
	Astral Ltd.	28,717	634,314

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	AstraZeneca Pharma India Ltd.	178	$14,130
	Atul Ltd.	1,237	95,634
Ω	AU Small Finance Bank Ltd.	26,338	202,216
	Avadh Sugar & Energy Ltd.	1,668	12,510
	Avanti Feeds Ltd.	10,804	68,018
*Ω	Avenue Supermarts Ltd.	12,277	563,521
	Axis Bank Ltd.	81,808	1,051,584
	Bajaj Auto Ltd.	11,520	1,064,977
	Bajaj Consumer Care Ltd.	28,340	74,762
	Bajaj Finance Ltd.	25,221	2,088,492
	Bajaj Finserv Ltd.	49,526	967,803
*	Bajaj Hindusthan Sugar Ltd.	143,434	53,705
	Bajaj Holdings & Investment Ltd.	5,613	564,277
	Balaji Amines Ltd.	3,279	95,774
	Balmer Lawrie & Co. Ltd.	17,963	61,518
	Balrampur Chini Mills Ltd.	18,911	90,143
Ω	Bandhan Bank Ltd.	123,893	340,718
	Bank of Baroda	181,126	540,638
	Bank of India	138,098	230,500
	Bank of Maharashtra	149,303	99,214
	Bannari Amman Sugars Ltd.	451	13,095
	BASF India Ltd.	5,960	218,079
	Bata India Ltd.	11,128	198,726
	Bayer CropScience Ltd.	3,266	234,686
	BEML Ltd.	5,776	243,385
	Berger Paints India Ltd.	82,416	560,539
*	BF Utilities Ltd.	4,960	35,952
	Bhansali Engineering Polymers Ltd.	24,745	31,756
	Bharat Bijlee Ltd.	943	59,769
	Bharat Electronics Ltd.	967,836	2,171,807
	Bharat Forge Ltd.	19,390	288,154
	Bharat Heavy Electricals Ltd.	224,965	618,144
	Bharat Petroleum Corp. Ltd.	188,300	1,141,069
	Bharat Rasayan Ltd.	482	52,666
	Bharti Airtel Ltd.	144,977	2,046,956
	Birlasoft Ltd.	51,493	526,978
*	Black Box Ltd.	12,809	43,473
	Blue Dart Express Ltd.	1,255	98,880
	Blue Star Ltd.	30,228	418,663
	Bombay Burmah Trading Co.	886	18,591
*	Borosil Ltd.	2,664	11,282
	Bosch Ltd.	591	167,461
	Brigade Enterprises Ltd.	18,936	232,868
*	Brightcom Group Ltd.	116,655	28,581
	Britannia Industries Ltd.	16,319	1,015,721
	BSE Ltd.	6,555	184,214
*	Camlin Fine Sciences Ltd.	29,561	45,984
	Can Fin Homes Ltd.	19,559	182,958
	Canara Bank	85,487	495,133
*	Capacit'e Infraprojects Ltd.	4,149	13,177
	Caplin Point Laboratories Ltd.	6,971	121,008
	Carborundum Universal Ltd.	30,721	416,914
*	Cartrade Tech Ltd.	1,519	13,349
	Castrol India Ltd.	161,343	381,953
	Central Depository Services India Ltd.	13,535	288,995
	Century Enka Ltd.	1,684	9,064
	Century Plyboards India Ltd.	29,510	278,981
	Century Textiles & Industries Ltd.	12,946	222,948
	Cera Sanitaryware Ltd.	1,370	136,198

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CG Power & Industrial Solutions Ltd.	160,639	$902,871
	Chambal Fertilisers & Chemicals Ltd.	36,487	161,294
	Chennai Petroleum Corp. Ltd.	11,761	120,836
	Cholamandalam Financial Holdings Ltd.	24,408	346,077
	Cholamandalam Investment & Finance Co. Ltd.	71,868	1,026,312
	CIE Automotive India Ltd.	21,072	123,201
	Cigniti Technologies Ltd.	3,948	47,677
	Cipla Ltd.	58,733	955,952
	City Union Bank Ltd.	103,344	180,557
Ω	Cochin Shipyard Ltd.	27,260	298,645
	Coforge Ltd.	13,487	1,013,867
	Colgate-Palmolive India Ltd.	40,596	1,260,145
	Computer Age Management Services Ltd.	9,520	331,629
	Container Corp. of India Ltd.	42,482	452,179
	Coromandel International Ltd.	47,641	603,591
*	CreditAccess Grameen Ltd.	12,386	237,958
	CRISIL Ltd.	4,179	206,415
	Crompton Greaves Consumer Electricals Ltd.	35,033	127,932
*	CSB Bank Ltd.	3,033	14,012
	Cummins India Ltd.	26,531	727,960
	Cyient Ltd.	15,057	358,045
*	D B Realty Ltd.	22,351	67,574
	Dabur India Ltd.	93,664	609,243
	Dalmia Bharat Sugar & Industries Ltd.	3,997	19,359
	DCB Bank Ltd.	7,647	12,729
	DCM Shriram Ltd.	10,173	126,834
	DCW Ltd.	46,170	38,329
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	119,131
	Deepak Nitrite Ltd.	22,380	620,232
*	Delhivery Ltd.	3,559	19,474
	Delta Corp. Ltd.	19,778	33,352
*	DEN Networks Ltd.	51,088	37,557
	Dhampur Bio Organics Ltd.	2,046	3,483
	Dhampur Sugar Mills Ltd.	10,271	32,774
*	Dhani Services Ltd.	55,006	25,445
	Dhanuka Agritech Ltd.	4,458	64,577
	Digidrive Distributors Ltd.	1,577	1,170
Ω	Dilip Buildcon Ltd.	14,000	67,486
*	Dish TV India Ltd.	417,871	100,354
*	Dishman Carbogen Amcis Ltd.	13,491	31,406
	Divi's Laboratories Ltd.	14,904	656,573
	Dixon Technologies India Ltd.	7,993	575,894
	Dollar Industries Ltd.	2,411	13,406
Ω	Dr Lal PathLabs Ltd.	10,906	331,043
	Dr Reddy's Laboratories Ltd., ADR	2,168	155,988
	Dr Reddy's Laboratories Ltd.	11,808	867,453
	Dwarikesh Sugar Industries Ltd.	25,361	25,922
	Dynamatic Technologies Ltd.	652	50,411
	eClerx Services Ltd.	8,517	279,208
	Edelweiss Financial Services Ltd.	144,563	121,897
	Eicher Motors Ltd.	14,652	678,567
	EID Parry India Ltd.	24,501	185,966
	Electrosteel Castings Ltd.	48,669	102,001
	Elgi Equipments Ltd.	30,512	225,452
	Emami Ltd.	82,742	497,595
Ω	Endurance Technologies Ltd.	6,416	162,947
	Engineers India Ltd.	101,180	287,872
	EPL Ltd.	67,370	163,831
Ω	Equitas Small Finance Bank Ltd.	62,762	78,712

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	Eris Lifesciences Ltd.	11,571	$128,070
	ESAB India Ltd.	1,334	88,436
	Escorts Kubota Ltd.	8,042	289,160
	Everest Kanto Cylinder Ltd.	17,487	29,950
	Excel Industries Ltd.	1,401	15,321
	Exide Industries Ltd.	114,115	460,481
*	FDC Ltd.	13,171	65,997
	Federal Bank Ltd.	474,197	840,490
	Filatex India Ltd.	25,742	19,152
	Fine Organic Industries Ltd.	1,763	100,089
	Finolex Cables Ltd.	17,633	231,663
	Finolex Industries Ltd.	65,665	175,659
	Firstsource Solutions Ltd.	110,374	271,588
	Force Motors Ltd.	1,571	75,450
	Fortis Healthcare Ltd.	95,400	496,309
	Galaxy Surfactants Ltd.	4,918	165,287
	Ganesh Housing Corp. Ltd.	2,341	20,721
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	75,595
	Gateway Distriparks Ltd.	65,576	88,373
	Genus Power Infrastructures Ltd.	32,285	102,965
	GIC Housing Finance Ltd.	5,220	16,111
	Gillette India Ltd.	1,864	147,516
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	266,289
	Glenmark Pharmaceuticals Ltd.	22,170	241,895
	GMM Pfaudler Ltd.	4,448	83,007
	Godawari Power & Ispat Ltd.	2,844	26,137
	Godrej Consumer Products Ltd.	42,740	598,221
*	Godrej Industries Ltd.	13,801	149,608
*	Godrej Properties Ltd.	21,424	610,125
	Goodyear India Ltd.	675	11,311
	Granules India Ltd.	43,108	214,804
	Grauer & Weil India Ltd.	22,570	42,405
	Greaves Cotton Ltd.	10,547	20,815
	Greenlam Industries Ltd.	5,484	35,647
	Greenply Industries Ltd.	28,877	85,428
	Grindwell Norton Ltd.	7,223	207,477
	Gujarat Alkalies & Chemicals Ltd.	7,446	71,112
	Gujarat Gas Ltd.	38,652	269,671
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,821	197,215
	Gujarat Pipavav Port Ltd.	75,513	160,775
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	193,728
	Gujarat State Petronet Ltd.	79,718	352,204
	Gulf Oil Lubricants India Ltd.	3,376	32,462
	Happiest Minds Technologies Ltd.	13,691	144,622
	Hatsun Agro Product Ltd.	14,046	192,751
	Havells India Ltd.	32,078	500,584
	HBL Power Systems Ltd.	31,189	202,673
	HCL Technologies Ltd.	137,224	2,593,961
Ω	HDFC Asset Management Co. Ltd.	20,987	905,962
	HDFC Bank Ltd.	176,075	3,096,642
Ω	HDFC Life Insurance Co. Ltd.	64,413	446,998
*	HealthCare Global Enterprises Ltd.	9,655	43,292
	HEG Ltd.	2,712	57,625
	Heritage Foods Ltd.	11,224	43,458
	Hero MotoCorp Ltd.	29,536	1,643,753
	HFCL Ltd.	194,533	241,092
	HG Infra Engineering Ltd.	3,130	35,205
	HIL Ltd.	812	29,131
	Himadri Speciality Chemical Ltd.	72,384	324,247

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Himatsingka Seide Ltd.	8,012	$16,110
	Hinduja Global Solutions Ltd.	5,135	60,620
	Hindustan Aeronautics Ltd.	24,949	905,727
*	Hindustan Construction Co. Ltd.	265,796	145,853
	Hindustan Copper Ltd.	23,574	82,294
*	Hindustan Petroleum Corp. Ltd.	101,890	569,544
	Hindustan Unilever Ltd.	77,554	2,312,863
	Hle Glascoat Ltd.	1,785	11,589
	Honda India Power Products Ltd.	808	23,772
	Honeywell Automation India Ltd.	24	11,200
	Huhtamaki India Ltd.	5,375	20,902
	ICICI Bank Ltd., Sponsored ADR	156,926	3,828,994
	ICICI Bank Ltd.	84,009	1,036,971
Ω	ICICI Lombard General Insurance Co. Ltd.	38,131	689,665
Ω	ICICI Prudential Life Insurance Co. Ltd.	37,964	229,829
Ω	ICICI Securities Ltd.	14,730	145,331
*	IDFC First Bank Ltd.	844,368	854,571
*	IFB Industries Ltd.	2,098	34,021
	IIFL Finance Ltd.	42,676	320,379
	India Glycols Ltd.	3,751	41,071
	Indiabulls Housing Finance Ltd.	105,775	284,703
*	Indiabulls Real Estate Ltd.	82,027	96,933
Ω	IndiaMart InterMesh Ltd.	1,988	60,461
	Indian Bank	9,426	56,364
Ω	Indian Energy Exchange Ltd.	91,048	161,971
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	750,609
Ω	Indian Railway Finance Corp. Ltd.	286,818	609,493
	Indoco Remedies Ltd.	9,177	41,404
	Indraprastha Gas Ltd.	76,056	394,422
*	Indus Towers Ltd.	133,742	358,870
	IndusInd Bank Ltd.	24,576	454,795
	Infibeam Avenues Ltd.	172,173	72,592
	Info Edge India Ltd.	16,910	1,025,236
#	Infosys Ltd., Sponsored ADR	249,310	4,951,297
	Infosys Ltd.	326,432	6,491,540
*	Inox Wind Ltd.	22,754	129,881
	Insecticides India Ltd.	4,425	33,780
	Intellect Design Arena Ltd.	21,110	228,977
	Ipca Laboratories Ltd.	34,702	467,720
	IRB Infrastructure Developers Ltd.	401,090	318,428
Ω	IRCON International Ltd.	77,768	223,243
	ISGEC Heavy Engineering Ltd.	4,973	61,251
	ITD Cementation India Ltd.	23,769	92,484
*	ITI Ltd.	12,573	51,845
	J Kumar Infraprojects Ltd.	8,288	64,368
	Jamna Auto Industries Ltd.	27,431	39,118
	JB Chemicals & Pharmaceuticals Ltd.	21,176	427,848
	Jindal Poly Films Ltd.	5,639	42,378
	Jindal Saw Ltd.	17,058	106,984
	Jindal Stainless Ltd.	32,178	222,902
*	Jio Financial Services Ltd.	183,847	549,466
	JK Paper Ltd.	23,570	123,494
	JM Financial Ltd.	148,399	200,279
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	14,280
	Jubilant Foodworks Ltd.	62,917	392,641
	Jubilant Pharmova Ltd.	11,041	75,764
	Jyothy Labs Ltd.	32,517	199,459
	Kajaria Ceramics Ltd.	23,234	386,481
	Kalpataru Projects International Ltd.	24,859	238,976

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints Ltd.	62,903	$259,081
	Karnataka Bank Ltd.	23,514	72,188
	Karur Vysya Bank Ltd.	129,250	308,315
	KCP Ltd.	24,082	56,831
	KEC International Ltd.	32,737	258,872
	KEI Industries Ltd.	16,302	625,612
	Kennametal India Ltd.	1,352	41,055
*	Kesoram Industries Ltd.	48,701	100,594
	Kirloskar Brothers Ltd.	5,926	64,689
	Kirloskar Oil Engines Ltd.	21,113	178,979
	Kitex Garments Ltd.	8,666	24,270
	Klass Pack Ltd.	1,998	2,616
	KNR Constructions Ltd.	46,503	154,280
	Kolte-Patil Developers Ltd.	8,425	51,873
	Kotak Mahindra Bank Ltd.	41,932	922,247
	Kovai Medical Center & Hospital	834	32,467
	KPIT Technologies Ltd.	48,178	898,744
	KRBL Ltd.	2,328	10,070
	KSB Ltd.	2,788	122,387
	LA Opala RG Ltd.	5,178	22,805
	Lakshmi Machine Works Ltd.	497	81,847
	LG Balakrishnan & Bros Ltd.	3,409	52,917
	LIC Housing Finance Ltd.	108,939	821,554
	LT Foods Ltd.	45,711	108,438
	Lupin Ltd.	3,574	64,527
	Mahanagar Gas Ltd.	13,535	241,271
	Mahindra & Mahindra Financial Services Ltd.	102,021	355,990
	Mahindra & Mahindra Ltd.	154,439	3,080,792
*	Mahindra Holidays & Resorts India Ltd.	5,015	24,483
	Mahindra Lifespace Developers Ltd.	18,060	121,713
Ω	Mahindra Logistics Ltd.	10,013	49,646
	Man Infraconstruction Ltd.	15,521	44,469
	Manappuram Finance Ltd.	130,357	290,312
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	112,406
	Marico Ltd.	217,075	1,383,210
	Marksans Pharma Ltd.	60,249	113,183
	Maruti Suzuki India Ltd.	5,932	725,720
Ω	MAS Financial Services Ltd.	3,696	44,620
	Mastek Ltd.	4,526	155,775
*	Max Financial Services Ltd.	3,370	35,875
	Max Healthcare Institute Ltd.	71,940	682,776
	Mayur Uniquoters Ltd.	7,402	50,849
	Mazagon Dock Shipbuilders Ltd.	5,092	140,147
	Meghmani Organics Ltd.	41,024	43,175
Ω	Metropolis Healthcare Ltd.	6,966	137,257
	Minda Corp. Ltd.	6,111	30,441
	Monte Carlo Fashions Ltd.	650	5,423
	Motherson Sumi Wiring India Ltd.	357,935	281,583
	Motilal Oswal Financial Services Ltd.	8,488	183,099
	Mphasis Ltd.	28,724	894,638
	Mrs Bectors Food Specialities Ltd.	4,118	58,917
	Multi Commodity Exchange of India Ltd.	802	32,839
	Muthoot Finance Ltd.	40,299	675,554
	Narayana Hrudayalaya Ltd.	24,437	387,097
	National Fertilizers Ltd.	23,497	35,742
	Navin Fluorine International Ltd.	4,395	180,121
	Navneet Education Ltd.	15,738	29,185
	NELCO Ltd.	2,476	23,657
	NESCO Ltd.	3,548	36,987

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Neuland Laboratories Ltd.	2,288	$177,864
	Newgen Software Technologies Ltd.	9,198	93,054
	NIIT Learning Systems Ltd.	22,321	125,150
	NIIT Ltd.	22,321	33,551
	Nilkamal Ltd.	2,078	54,354
Ω	Nippon Life India Asset Management Ltd.	35,957	226,908
	NOCIL Ltd.	29,096	94,317
	Novartis India Ltd.	2,011	23,917
	NRB Bearings Ltd.	9,283	38,412
	Nucleus Software Exports Ltd.	3,927	74,789
	Nuvama Wealth Management Ltd.	1,849	79,279
	Oberoi Realty Ltd.	27,901	445,897
	One 97 Communications Ltd.	12,285	112,295
*	OnMobile Global Ltd.	15,797	21,421
	Oracle Financial Services Software Ltd.	4,436	348,222
	Orient Electric Ltd.	29,254	73,693
	Orient Paper & Industries Ltd.	51,064	35,212
	Oriental Carbon & Chemicals Ltd.	1,909	20,098
	Page Industries Ltd.	1,682	757,198
	Paisalo Digital Ltd.	46,092	73,901
	Panama Petrochem Ltd.	8,339	36,381
*	Patel Engineering Ltd.	91,668	77,488
*	PB Fintech Ltd.	2,252	27,206
*	PC Jeweller Ltd.	86,955	57,920
	Persistent Systems Ltd.	18,148	1,816,375
	Petronet LNG Ltd.	146,671	474,941
	Pfizer Ltd.	2,020	104,588
	Phoenix Mills Ltd.	16,203	471,727
	PI Industries Ltd.	16,054	653,057
	Pidilite Industries Ltd.	19,616	598,101
*Ω	PNB Housing Finance Ltd.	23,109	217,597
	PNC Infratech Ltd.	26,853	147,571
	Poly Medicure Ltd.	7,241	126,601
	Polycab India Ltd.	13,076	682,677
	Polyplex Corp. Ltd.	6,178	75,468
	Poonawalla Fincorp Ltd.	41,691	240,100
	Power Finance Corp. Ltd.	434,070	2,322,470
	Power Grid Corp. of India Ltd.	448,254	1,403,292
	Power Mech Projects Ltd.	944	60,759
	Praj Industries Ltd.	41,695	250,262
Ω	Prataap Snacks Ltd.	989	15,312
	Prestige Estates Projects Ltd.	39,763	602,079
*	Pricol Ltd.	12,224	56,235
*	Prime Focus Ltd.	12,141	20,245
*	Prince Pipes & Fittings Ltd.	8,468	72,581
*	Privi Speciality Chemicals Ltd.	1,728	25,371
	Procter & Gamble Health Ltd.	2,195	135,081
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	664,041
	PSP Projects Ltd.	1,462	13,175
	PTC India Financial Services Ltd.	73,647	55,199
	PTC India Ltd.	119,739	346,670
*Ω	Quess Corp. Ltd.	21,752	132,354
	Radico Khaitan Ltd.	13,362	266,931
	Rain Industries Ltd.	9,615	20,111
	Rajesh Exports Ltd.	19,507	85,824
	Rallis India Ltd.	21,613	68,961
	Ramco Industries Ltd.	3,297	9,767
	Ramkrishna Forgings Ltd.	21,448	197,254
	Rane Holdings Ltd.	2,135	31,750

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	$115,979
	Ratnamani Metals & Tubes Ltd.	6,026	256,836
Ω	RBL Bank Ltd.	83,136	260,516
	REC Ltd.	364,331	2,187,715
	Redington Ltd.	198,182	429,192
*	Redtape Ltd.	5,222	41,063
	Relaxo Footwears Ltd.	416	4,314
	Rhi Magnesita India Ltd.	1,276	11,058
	RITES Ltd.	7,991	71,508
	Rupa & Co. Ltd.	5,302	17,706
	Safari Industries India Ltd.	3,210	78,395
	Samvardhana Motherson International Ltd.	494,672	676,182
	Sandhar Technologies Ltd.	1,775	10,255
	Sanghvi Movers Ltd.	4,873	45,548
	Sanofi India Ltd.	2,689	279,816
	Saregama India Ltd.	7,887	33,120
	Sasken Technologies Ltd.	1,565	27,494
	Savita Oil Technologies Ltd.	12,025	60,157
	SBI Cards & Payment Services Ltd.	39,985	345,964
Ω	SBI Life Insurance Co. Ltd.	56,396	956,885
	Schaeffler India Ltd.	12,188	458,494
*	Schneider Electric Infrastructure Ltd.	23,603	133,824
	SEAMEC Ltd.	422	5,750
	Seshasayee Paper & Boards Ltd.	11,390	47,144
Ω	SH Kelkar & Co. Ltd.	22,091	44,659
	Shakti Pumps India Ltd.	3,183	56,676
	Shankara Building Products Ltd.	2,509	23,193
	Shanthi Gears Ltd.	1,459	9,588
	Sharda Cropchem Ltd.	13,530	64,519
	Sharda Motor Industries Ltd.	1,040	17,061
*	Sheela Foam Ltd.	4,950	69,918
*	Shilpa Medicare Ltd.	7,105	31,265
*	Shoppers Stop Ltd.	8,764	79,887
*	Shree Renuka Sugars Ltd.	87,295	50,462
	Shriram Finance Ltd.	55,611	1,655,803
	Siemens Ltd.	5,787	288,626
*	SIS Ltd.	11,699	69,202
	Siyaram Silk Mills Ltd.	2,360	15,131
	SKF India Ltd.	6,470	367,986
	Snowman Logistics Ltd.	32,403	27,917
	Sobha Ltd.	8,551	149,254
	Somany Ceramics Ltd.	3,868	32,992
	Sonata Software Ltd.	71,928	664,796
	South Indian Bank Ltd.	34,175	14,273
*	Spandana Sphoorty Financial Ltd.	6,230	78,468
	SRF Ltd.	45,009	1,256,071
*	Star Cement Ltd.	30,883	69,283
	Strides Pharma Science Ltd.	17,020	143,780
	Stylam Industries Ltd.	810	16,087
*	Subex Ltd.	108,975	49,339
	Sudarshan Chemical Industries Ltd.	5,116	32,407
	Sumitomo Chemical India Ltd.	6,853	34,118
	Sun Pharmaceutical Industries Ltd.	74,863	1,275,840
	Sun TV Network Ltd.	31,011	245,839
	Sundaram Finance Ltd.	12,314	528,686
	Sundaram-Clayton Ltd.	1,384	25,266
	Sundram Fasteners Ltd.	29,717	436,040
	Sunteck Realty Ltd.	9,265	52,322
	Suprajit Engineering Ltd.	8,394	39,383

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Supreme Industries Ltd.	19,667	$985,601
	Supreme Petrochem Ltd.	22,929	166,022
*	Suven Pharmaceuticals Ltd.	34,610	279,319
*	Suzlon Energy Ltd.	1,418,845	784,548
	Swaraj Engines Ltd.	2,717	73,475
	Symphony Ltd.	2,159	24,564
Ω	Syngene International Ltd.	58,933	533,083
	Tamil Nadu Newsprint & Papers Ltd.	11,188	42,983
	Tamilnadu Petroproducts Ltd.	23,240	28,558
	Tanla Platforms Ltd.	24,810	308,696
	Tata Communications Ltd.	29,082	608,631
	Tata Consultancy Services Ltd.	120,986	5,539,617
	Tata Consumer Products Ltd.	79,101	1,066,170
	Tata Elxsi Ltd.	11,196	1,024,386
	Tata Motors Ltd.	304,897	3,247,173
	Tata Steel Ltd.	32,762	53,635
	TCI Express Ltd.	2,376	39,608
*Ω	TCNS Clothing Co. Ltd.	3,409	16,719
	TD Power Systems Ltd.	12,280	44,519
*	TeamLease Services Ltd.	287	9,837
	Tech Mahindra Ltd.	103,643	1,655,875
*Ω	Tejas Networks Ltd.	13,442	127,303
	Texmaco Rail & Engineering Ltd.	119,190	317,745
	Thermax Ltd.	3,242	123,921
	Thirumalai Chemicals Ltd.	19,514	57,018
	Thomas Cook India Ltd.	16,689	34,719
Ω	Thyrocare Technologies Ltd.	5,502	40,403
	Tide Water Oil Co. India Ltd.	1,780	34,904
	Tilaknagar Industries Ltd.	26,662	78,483
	Time Technoplast Ltd.	62,992	131,881
	Timken India Ltd.	5,897	241,601
	Titagarh Rail System Ltd.	19,998	264,847
	Titan Co. Ltd.	53,736	2,391,070
	Torrent Pharmaceuticals Ltd.	28,229	853,112
	Tourism Finance Corp. of India Ltd.	20,829	45,682
*	TransIndia Real Estate Ltd.	19,487	13,095
	Transport Corp. of India Ltd.	6,986	78,905
	Trent Ltd.	19,020	707,578
	Triveni Engineering & Industries Ltd.	9,802	40,360
*	Triveni Turbine Ltd.	15,203	68,948
	TTK Prestige Ltd.	11,130	104,361
	Tube Investments of India Ltd.	19,773	929,873
*	TV18 Broadcast Ltd.	54,231	41,153
	TVS Holdings Ltd.	1,384	133,654
	TVS Motor Co. Ltd.	56,576	1,359,874
	TVS Srichakra Ltd.	787	41,932
	Uflex Ltd.	12,421	69,534
	United Breweries Ltd.	10,448	227,510
	United Spirits Ltd.	72,794	951,564
	UNO Minda Ltd.	30,086	249,567
	UPL Ltd.	210,832	1,365,697
	Usha Martin Ltd.	4,554	20,534
	UTI Asset Management Co. Ltd.	9,427	105,726
*	VA Tech Wabag Ltd.	9,891	80,245
	Vaibhav Global Ltd.	14,609	87,620
*Ω	Varroc Engineering Ltd.	9,736	65,244
	Varun Beverages Ltd.	76,504	1,176,131
	Vesuvius India Ltd.	2,177	92,833
	V-Guard Industries Ltd.	50,966	179,880

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vinati Organics Ltd.	5,715	$119,151
	Vindhya Telelinks Ltd.	2,422	71,644
	VIP Industries Ltd.	15,554	100,164
	VL E-Governance & IT Solutions Ltd.	15,966	13,786
*	V-Mart Retail Ltd.	376	9,880
*	Vodafone Idea Ltd.	1,491,657	256,206
	Voltamp Transformers Ltd.	1,435	139,546
	Voltas Ltd.	45,021	590,181
	VRL Logistics Ltd.	1,237	11,072
	VST Tillers Tractors Ltd.	993	39,852
	Welspun Corp. Ltd.	48,585	343,974
	Welspun Enterprises Ltd.	16,276	69,670
	West Coast Paper Mills Ltd.	10,620	99,842
	Whirlpool of India Ltd.	3,492	56,605
	Wipro Ltd.	243,361	1,388,545
*	Wockhardt Ltd.	12,979	71,307
	Wonderla Holidays Ltd.	6,246	66,347
*	Yes Bank Ltd.	387,583	112,329
*	Zee Entertainment Enterprises Ltd.	298,105	624,505
	Zensar Technologies Ltd.	43,425	301,445
*	Zomato Ltd.	352,991	591,586
	Zydus Lifesciences Ltd.	69,236	633,784
	Zydus Wellnes Ltd.	2,351	45,690
TOTAL INDIA			183,272,139
INDONESIA — (0.7%)
	Ace Hardware Indonesia Tbk. PT	1,703,300	91,698
*	Adhi Karya Persero Tbk. PT	910,100	16,247
*	Adi Sarana Armada Tbk. PT	440,500	20,254
*	Agung Semesta Sejahtera Tbk. PT	344,900	219
*	Alam Sutera Realty Tbk. PT	2,532,800	26,023
	Arwana Citramulia Tbk. PT	996,500	43,253
	Astra Otoparts Tbk. PT	111,600	15,827
*	Bali Bintang Sejahtera Tbk. PT	429,200	4,195
	Bank BTPN Syariah Tbk. PT	785,300	79,052
*	Bank Bukopin Tbk. PT	1,382,400	6,740
*	Bank Jago Tbk. PT	306,700	62,153
*	Bank MNC Internasional Tbk. PT	2,969,200	10,936
*	Bank Neo Commerce Tbk. PT	756,200	15,650
*	Bank Pan Indonesia Tbk. PT	868,300	60,455
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	633,930	46,766
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	647,800	26,669
	Barito Pacific Tbk. PT	3,490,447	234,144
*	Bekasi Fajar Industrial Estate Tbk. PT	2,296,800	19,370
	BFI Finance Indonesia Tbk. PT	2,332,500	179,538
*	Bintang Oto Global Tbk. PT	233,500	16,135
	BISI International Tbk. PT	170,900	16,563
	Blue Bird Tbk. PT	152,000	16,386
*	Bukalapak.com Tbk. PT	10,630,400	129,047
*	Bumi Serpong Damai Tbk. PT	802,800	52,668
*	Capital Financial Indonesia Tbk. PT	237,300	11,146
	Ciputra Development Tbk. PT	2,351,400	186,627
	Cisarua Mountain Dairy Tbk. PT	40,700	10,822
	Dayamitra Telekomunikasi PT	1,458,600	62,822
	Elang Mahkota Teknologi Tbk. PT	2,933,400	86,098
	Erajaya Swasembada Tbk. PT	3,413,900	88,551
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	62,226
	Hexindo Adiperkasa Tbk. PT	63,500	23,130
	Impack Pratama Industri Tbk. PT	2,765,800	68,705

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indomobil Sukses Internasional Tbk. PT	502,700	$44,277
	Indosat Tbk. PT	174,100	105,620
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	65,197
*††	Inti Agri Resources Tbk. PT	550,900	0
*	Intiland Development Tbk. PT	938,200	11,390
	Jasa Marga Persero Tbk. PT	770,800	243,998
	Jaya Real Property Tbk. PT	709,100	31,005
	Kalbe Farma Tbk. PT	3,049,200	291,819
	KMI Wire & Cable Tbk. PT	229,100	4,817
*	M Cash Integrasi PT	54,100	13,151
	Map Aktif Adiperkasa PT	2,105,200	129,300
	Matahari Department Store Tbk. PT	175,600	23,476
	Mayora Indah Tbk. PT	1,188,600	176,809
*	MD Pictures Tbk. PT	288,500	109,894
	Media Nusantara Citra Tbk. PT	2,337,100	52,956
	Medikaloka Hermina Tbk. PT	1,068,900	88,355
*	Merdeka Copper Gold Tbk. PT	1,154,832	197,368
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	31,976
	Metrodata Electronics Tbk. PT	2,268,400	74,680
	Mitra Adiperkasa Tbk. PT	2,599,500	321,970
	Mitra Keluarga Karyasehat Tbk. PT	1,022,400	174,401
	Mitra Pinasthika Mustika Tbk. PT	395,200	25,302
*	MNC Digital Entertainment Tbk. PT	275,200	52,156
	Mulia Industrindo Tbk. PT	288,700	7,681
*	NFC Indonesia Tbk. PT	18,800	4,116
	Nippon Indosari Corpindo Tbk. PT	140,600	10,169
	Pabrik Kertas Tjiwi Kimia Tbk. PT	369,600	146,358
*	Pacific Strategic Financial Tbk. PT	424,900	33,240
*	Panin Financial Tbk. PT	3,818,900	62,438
*	Paninvest Tbk. PT	332,500	17,913
*††	Pool Advista Indonesia Tbk. PT	64,100	38
*	PP Persero Tbk. PT	893,600	23,316
	Prodia Widyahusada Tbk. PT	81,100	25,990
	Puradelta Lestari Tbk. PT	4,085,000	41,638
*	Quantum Clovera Investama Tbk. PT	1,622,300	103
*††	Rimo International Lestari Tbk. PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk. PT	696,400	13,589
	Sarana Menara Nusantara Tbk. PT	8,171,300	459,633
	Sariguna Primatirta Tbk. PT	464,300	19,688
	Selamat Sempurna Tbk. PT	178,000	22,803
	Siloam International Hospitals Tbk. PT	724,800	101,896
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,600
	Sumber Alfaria Trijaya Tbk. PT	3,337,000	560,063
	Summarecon Agung Tbk. PT	2,645,445	93,893
	Surya Citra Media Tbk. PT	4,856,600	47,308
	Surya Esa Perkasa Tbk. PT	1,766,200	55,086
*	Surya Semesta Internusa Tbk. PT	1,772,300	45,942
	Telkom Indonesia Persero Tbk. PT	900,000	225,744
	Telkom Indonesia Persero Tbk. PT, ADR	9,876	248,480
	Tempo Scan Pacific Tbk. PT	253,800	33,280
	Tower Bersama Infrastructure Tbk. PT	771,700	95,417
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	888,200	95,636
	Unilever Indonesia Tbk. PT	1,275,300	250,374
*††	Waskita Beton Precast Tbk. PT	2,650,700	8,392
*††	Waskita Karya Persero Tbk. PT	2,437,341	11,739
*	Wijaya Karya Persero Tbk. PT	761,600	11,583
TOTAL INDONESIA			6,836,178

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	138,706	$85,705
*	Agility Public Warehousing Co. KSC	198,944	375,244
	Ahli United Bank KSCP	68,007	63,473
	Al Ahli Bank of Kuwait KSCP	117,440	96,243
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	100,363	66,256
	Al-Eid Food KSC	35,762	22,795
	Ali Alghanim Sons Automotive Co. KSCC	17,557	66,916
	Arzan Financial Group for Financing & Investment KPSC	96,002	70,558
*	Asiya Capital Investments Co. KSCP	117,236	18,110
	Boubyan Bank KSCP	72,940	145,643
	Boubyan Petrochemicals Co. KSCP	36,579	70,779
	Boursa Kuwait Securities Co. KPSC	17,895	118,136
	Burgan Bank SAK	115,071	71,849
	Combined Group Contracting Co. SAK	17,825	25,274
	Commercial Facilities Co. SAKP	56,507	30,872
	Gulf Bank KSCP	503,530	474,874
	Gulf Cables & Electrical Industries Group Co. KSCP	20,292	95,026
	Heavy Engineering & Ship Building Co. KSCP, Class B	43,302	119,415
	Humansoft Holding Co. KSC	9,528	106,373
	IFA Hotels & Resorts-KPSC	5,513	13,339
	Integrated Holding Co. KCSC	25,530	44,418
	Kuwait Finance House KSCP	372,016	933,972
	Kuwait Financial Centre SAK	66,525	27,475
	Kuwait Insurance Co. SAK	34,849	56,098
	Kuwait International Bank KSCP	69,885	36,817
	Kuwait Real Estate Co. KSC	153,392	119,721
	Kuwait Telecommunications Co.	51,876	99,534
	Mezzan Holding Co. KSCC	29,897	59,794
	National Bank of Kuwait SAKP	411,211	1,310,526
	National Consumer Holding Co. SAK	61,028	22,925
	National Industries Group Holding SAK	211,829	164,641
	National Investments Co. KSCP	116,436	102,615
	Salhia Real Estate Co. KSCP	63,569	90,754
	Securities House KSC	53,827	9,890
*	Sultan Center Food Products Co. KSC	30,168	10,203
	Warba Bank KSCP	193,627	119,010
TOTAL KUWAIT			5,345,273
MALAYSIA — (1.2%)
	Aeon Co. M Bhd.	108,000	25,752
	AEON Credit Service M Bhd.	55,600	69,298
#	AFFIN Bank Bhd.	81,793	45,452
	Ajinomoto Malaysia Bhd.	4,200	14,547
	Alliance Bank Malaysia Bhd.	227,400	164,829
	AMMB Holdings Bhd.	321,500	287,839
	Ancom Nylex Bhd.	137,100	31,558
	Apex Healthcare Bhd.	22,650	13,645
#	Astro Malaysia Holdings Bhd.	288,400	21,913
	Bank Islam Malaysia Bhd.	142,500	67,397
#*	Berjaya Corp. Bhd.	475,686	31,089
#	Berjaya Food Bhd.	108,575	12,372
*	Berjaya Land Bhd.	294,800	25,506
#*	Bermaz Auto Bhd.	317,700	163,889
#	Cahya Mata Sarawak Bhd.	150,700	33,361
	Carlsberg Brewery Malaysia Bhd., Class B	33,900	138,001
	CIMB Group Holdings Bhd.	300,405	395,676
*	Coastal Contracts Bhd.	57,700	20,348
	CTOS Digital Bhd.	71,800	21,359
#*	D&O Green Technologies Bhd.	126,900	91,018

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Datasonic Group Bhd.	106,700	$9,898
	Dayang Enterprise Holdings Bhd.	169,420	73,089
	Dialog Group Bhd.	579,300	224,037
	DRB-Hicom Bhd.	178,400	50,672
	Dufu Technology Corp. Bhd.	28,700	11,003
#	Duopharma Biotech Bhd.	106,742	28,420
	Dutch Lady Milk Industries Bhd.	2,500	12,597
	Eco World Development Group Bhd.	144,200	40,141
*	Ekovest Bhd.	499,300	58,269
	Farm Fresh Bhd.	35,400	10,714
#	Formosa Prosonic Industries Bhd.	55,100	34,191
	Fraser & Neave Holdings Bhd.	35,500	207,695
	Frontken Corp. Bhd.	223,800	163,102
	Gamuda Bhd.	390,648	416,858
	Gas Malaysia Bhd.	52,900	36,542
*	Genetec Technology Bhd.	36,600	14,652
	Genting Malaysia Bhd.	184,500	105,125
	George Kent Malaysia Bhd.	106,500	12,006
#	Globetronics Technology Bhd.	139,600	43,860
*	Greatech Technology Bhd.	72,400	69,725
	Guan Chong Bhd.	77,900	27,303
#	Heineken Malaysia Bhd.	35,100	178,813
#*	Hengyuan Refining Co. Bhd.	31,700	20,681
#	Hextar Global Bhd.	292,400	58,253
	Hong Leong Bank Bhd.	25,200	102,272
	Hong Leong Financial Group Bhd.	26,600	92,328
	Hong Leong Industries Bhd.	20,200	39,480
	Hup Seng Industries Bhd.	52,600	8,898
#	IHH Healthcare Bhd.	120,700	155,727
	IOI Properties Group Bhd.	176,500	80,538
*	JAKS Resources Bhd.	487,500	19,067
	Kelington Group Bhd.	42,600	19,748
	Kenanga Investment Bank Bhd.	103,200	23,491
	Kerjaya Prospek Group Bhd.	130,895	47,607
	KPJ Healthcare Bhd.	118,900	40,456
#*	KSL Holdings Bhd.	72,900	23,505
#	LBS Bina Group Bhd.	93,730	12,541
#*Ω	Lotte Chemical Titan Holding Bhd.	127,315	32,279
	LPI Capital Bhd.	58,600	153,479
	Luxchem Corp. Bhd.	117,200	12,836
#	Magni-Tech Industries Bhd.	50,166	20,150
#	Magnum Bhd.	170,645	39,696
	Mah Sing Group Bhd.	263,100	52,117
	Malayan Banking Bhd.	290,809	568,822
	Malaysia Airports Holdings Bhd.	116,053	188,713
#	Malaysia Building Society Bhd.	469,531	72,747
	Malaysian Pacific Industries Bhd.	24,400	139,002
	Malaysian Resources Corp. Bhd.	595,329	81,516
	Matrix Concepts Holdings Bhd.	151,350	56,277
#	MBM Resources Bhd.	18,900	17,422
	MNRB Holdings Bhd.	49,400	14,200
Ω	MR DIY Group M Bhd.	543,650	158,621
*	Muhibbah Engineering M Bhd.	139,200	23,494
	My EG Services Bhd.	2,293,549	377,407
*	Nylex Malaysia Bhd.	2,285	96
	OSK Holdings Bhd.	267,600	86,087
	PA Resources Bhd.	204,500	13,572
	Padini Holdings Bhd.	96,200	72,195
	Panasonic Manufacturing Malaysia Bhd.	3,800	14,402

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Paramount Corp. Bhd.	90,300	$18,907
	Pentamaster Corp. Bhd.	53,200	45,300
	Perak Transit Bhd.	39,466	9,838
	Petron Malaysia Refining & Marketing Bhd.	24,600	23,779
#	Petronas Chemicals Group Bhd.	108,700	155,366
	Petronas Dagangan Bhd.	60,800	274,061
#	PIE Industrial Bhd.	28,700	19,413
	Power Root Bhd.	33,600	11,862
	Press Metal Aluminium Holdings Bhd.	172,700	172,845
	Public Bank Bhd.	1,185,500	1,098,978
	Ranhill Utilities Bhd.	82,424	19,651
	RCE Capital Bhd.	27,200	18,264
	RGB International Bhd.	253,600	16,315
	RHB Bank Bhd.	336,854	398,497
#	Sam Engineering & Equipment M Bhd.	34,400	25,717
*	Sapura Energy Bhd.	2,096,200	20,004
	Scientex Bhd.	225,000	190,356
	Sime Darby Bhd.	893,400	458,391
	Sime Darby Property Bhd.	384,900	62,511
#	SP Setia Bhd. Group	451,564	85,631
#	Sports Toto Bhd.	293,682	92,443
	Sunway Bhd.	367,600	207,987
#	Sunway Construction Group Bhd.	78,400	37,298
	Supermax Corp. Bhd.	277,151	54,724
#	Syarikat Takaful Malaysia Keluarga Bhd.	125,790	100,755
	Taliworks Corp. Bhd.	120,500	21,873
#	TASCO Bhd.	69,700	12,090
#	TIME dotCom Bhd.	254,500	295,501
#*	Tropicana Corp. Bhd.	190,196	50,614
#	Uchi Technologies Bhd.	66,700	54,696
#	UEM Sunrise Bhd.	434,700	94,171
#	UOA Development Bhd.	140,900	53,877
*	UWC Bhd.	48,200	32,188
*	Velesto Energy Bhd.	1,333,600	73,008
	ViTrox Corp. Bhd.	89,100	130,497
	VS Industry Bhd.	536,900	81,689
#	WCT Holdings Bhd.	326,015	37,409
	Wellcall Holdings Bhd.	99,500	36,327
	Westports Holdings Bhd.	115,100	92,458
	Yinson Holdings Bhd.	348,640	189,425
*	YNH Property Bhd.	46,800	6,534
#	YTL Power International Bhd.	236,500	204,704
TOTAL MALAYSIA			11,529,237
MEXICO — (2.5%)
#	Alpek SAB de CV	166,494	111,534
*	Alsea SAB de CV	78,647	308,575
	America Movil SAB de CV, ADR	58,214	1,050,763
	America Movil SAB de CV, Class B	451,926	407,774
	Arca Continental SAB de CV	50,506	574,210
Ω	Banco del Bajio SA	156,876	598,738
#	Becle SAB de CV	57,550	107,199
	Bolsa Mexicana de Valores SAB de CV	69,572	141,395
	Coca-Cola Femsa SAB de CV, Sponsored ADR	1,755	166,620
	Coca-Cola Femsa SAB de CV	65,803	625,399
	Consorcio ARA SAB de CV	302,667	66,472
	Corp. Inmobiliaria Vesta SAB de CV	205,406	780,499
	El Puerto de Liverpool SAB de CV, Class C1	43,763	306,975
	Fomento Economico Mexicano SAB de CV	108,726	1,472,316

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	$154,516
	Genomma Lab Internacional SAB de CV, Class B	379,861	310,969
#	Gentera SAB de CV	178,392	242,223
	Grupo Aeroportuario del Centro Norte SAB de CV	73,451	671,329
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,900	296,191
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	72,771	1,133,116
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,943	860,357
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	253,355
	Grupo Bimbo SAB de CV, Class A	211,753	962,832
#	Grupo Carso SAB de CV	15,840	148,336
	Grupo Comercial Chedraui SA de CV	110,713	748,936
	Grupo Elektra SAB de CV	2,060	138,107
	Grupo Financiero Banorte SAB de CV, Class O	281,529	2,862,644
*	Grupo Financiero Inbursa SAB de CV, Class O	257,293	760,600
	Grupo Herdez SAB de CV	47,672	125,249
	Grupo Hotelero Santa Fe SAB de CV	135,595	29,110
	Grupo Industrial Saltillo SAB de CV	56,810	84,630
	Grupo Mexico SAB de CV, Class B	243,967	1,257,575
#	Grupo Rotoplas SAB de CV	27,955	45,088
#	Grupo Televisa SAB, Sponsored ADR	5,685	17,112
	Grupo Televisa SAB	416,039	250,182
*Ω	Grupo Traxion SAB de CV	41,850	76,617
*	Industrias CH SAB de CV, Class B	11,751	130,335
*	Industrias Penoles SAB de CV	37,595	493,760
*	KUO SAB De CV, Class B	4,600	11,760
	La Comer SAB de CV	163,002	381,094
	Megacable Holdings SAB de CV	176,620	451,517
	Orbia Advance Corp. SAB de CV	337,621	672,045
	Organizacion Soriana SAB de CV, Class B	37,341	75,717
	Promotora y Operadora de Infraestructura SAB de CV	60,763	598,045
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,771	38,093
	Qualitas Controladora SAB de CV	25,574	283,325
	Regional SAB de CV	37,194	344,225
#*	Sitios Latinoamerica SAB de CV	42,127	15,714
	Wal-Mart de Mexico SAB de CV	609,430	2,517,176
TOTAL MEXICO			24,160,349
PERU — (0.1%)
	Credicorp Ltd.	4,787	710,535
	Intercorp Financial Services, Inc.	4,167	97,716
TOTAL PERU			808,251
PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	44,452
	Alliance Global Group, Inc.	592,300	119,411
	Apex Mining Co., Inc.	211,000	10,887
	Ayala Land, Inc.	201,000	121,465
*	AyalaLand Logistics Holdings Corp.	407,000	12,375
	Bank of the Philippine Islands	122,482	240,012
	Cebu Landmasters, Inc.	258,680	12,142
*Ω	CEMEX Holdings Philippines, Inc.	147,892	2,406
*	Converge Information & Communications Technology Solutions, Inc.	562,300	92,523
	Cosco Capital, Inc.	555,300	49,625
	D&L Industries, Inc.	654,900	74,084
*	DITO CME Holdings Corp.	492,100	21,473
	DoubleDragon Corp.	211,400	29,289
	Filinvest Development Corp.	39,100	3,874
	Ginebra San Miguel, Inc.	16,380	47,838

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Global Ferronickel Holdings, Inc.	557,000	$20,061
*	Integrated Micro-Electronics, Inc.	206,100	9,146
	International Container Terminal Services, Inc.	93,490	404,251
	JG Summit Holdings, Inc.	125,753	85,565
	Jollibee Foods Corp.	37,930	171,129
	LT Group, Inc.	489,000	82,500
	Manila Electric Co.	11,520	74,127
	Manila Water Co., Inc.	131,100	41,929
Ω	Monde Nissin Corp.	56,400	8,818
	Nickel Asia Corp.	1,166,700	100,323
	Petron Corp.	1,035,100	62,056
*††	Philcomsat Holdings Corp.	9,969	14,148
*	Philippine Seven Corp.	24,690	34,837
	Philippine Stock Exchange, Inc.	130	438
	Premium Leisure Corp.	695,000	8,636
	Puregold Price Club, Inc.	252,600	124,674
	Rizal Commercial Banking Corp.	34,700	14,160
	Robinsons Land Corp.	403,700	114,658
	Robinsons Retail Holdings, Inc.	105,680	66,188
	Security Bank Corp.	56,360	71,128
*	Shell Pilipinas Corp.	142,200	27,240
	SM Investments Corp.	9,810	156,614
	Synergy Grid & Development Phils, Inc.	43,300	5,879
	Vista Land & Lifescapes, Inc.	665,000	20,775
	Vistamalls, Inc.	23,100	963
	Wilcon Depot, Inc.	270,000	105,122
TOTAL PHILIPPINES			2,707,221
POLAND — (0.9%)
*	11 bit studios SA	239	35,181
	AB SA	2,614	47,364
*	Action SA	2,393	11,609
*	Alior Bank SA	22,413	421,563
*Ω	Allegro.eu SA	18,368	138,662
*	Amica SA	1,140	22,087
*	AmRest Holdings SE	10,607	69,745
	Apator SA	4,975	18,860
	Arctic Paper SA	2,194	11,992
	ASBISc Enterprises PLC	19,306	139,194
	Asseco Poland SA	18,884	343,997
#	Asseco South Eastern Europe SA	6,922	92,667
	Auto Partner SA	16,874	108,181
	Bank Handlowy w Warszawie SA	6,369	164,292
*	Bank Ochrony Srodowiska SA	12,487	34,579
	Benefit Systems SA	550	304,649
*	Bioton SA	11,456	10,425
*	BNPP Bank Polska SA	2,154	46,678
	Boryszew SA	26,861	39,361
	Budimex SA	4,084	698,708
*	CCC SA	4,983	72,411
#	CD Projekt SA	10,652	278,047
	Celon Pharma SA	1,863	6,966
*	CI Games SA	29,151	13,081
	ComArch SA	1,063	55,726
	Creepy Jar SA	135	19,880
	Cyber Folks SA	571	12,885
*	Cyfrowy Polsat SA	52,370	141,763
	Develia SA	68,631	84,650
*Ω	Dino Polska SA	5,346	576,981

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Dom Development SA	3,300	$134,452
	Echo Investment SA	11,206	11,820
#	Erbud SA	1,787	16,679
*	Fabryki Mebli Forte SA	5,421	31,128
	Ferro SA	2,661	20,627
*	Grenevia SA	72,669	55,013
	Grupa Kety SA	3,355	570,628
*	ING Bank Slaski SA	4,782	300,566
	Inter Cars SA	2,430	331,711
	KGHM Polska Miedz SA	16,311	454,435
	KRUK SA	2,451	277,505
	LPP SA	151	586,890
*	mBank SA	1,638	217,729
	Mirbud SA	15,876	32,163
	Neuca SA	841	184,919
#*	Newag SA	7,382	36,912
*	Pepco Group NV	24,207	132,541
	PlayWay SA	481	37,506
*	Polimex-Mostostal SA	23,933	24,666
	Powszechny Zaklad Ubezpieczen SA	47,881	576,495
	Santander Bank Polska SA	1,542	186,764
*	Selvita SA	1,054	15,580
	Stalexport Autostrady SA	24,162	18,233
	Synektik SA	617	13,264
#	TEN Square Games SA	1,352	34,558
	Text SA	3,741	90,492
#	Unimot SA	1,194	37,917
	VRG SA	39,196	33,131
	Wawel SA	162	29,860
#	Wirtualna Polska Holding SA	4,832	142,822
#Ω	XTB SA	17,343	195,387
TOTAL POLAND			8,854,577
QATAR — (0.8%)
	Aamal Co.	612,200	145,393
	Al Khaleej Takaful Group QSC	30,672	23,831
	Al Meera Consumer Goods Co. QSC	37,943	134,528
	Alijarah Holding Co. QPSC	95,410	20,127
*	Baladna	246,853	75,786
	Barwa Real Estate Co.	462,445	365,606
	Commercial Bank PSQC	464,780	669,520
	Doha Bank QPSC	593,574	277,504
*	Estithmar Holding QPSC	144,268	78,221
	Gulf International Services QSC	354,623	274,063
	Gulf Warehousing Co.	73,653	65,676
*	Lesha Bank LLC	142,942	49,983
	Mannai Corp. QSC	95,599	102,852
	Masraf Al Rayan QSC	657,072	423,796
*	Mazaya Real Estate Development QPSC	206,803	38,337
	Medicare Group	34,532	45,850
	Mesaieed Petrochemical Holding Co.	395,989	182,556
	Qatar Aluminum Manufacturing Co.	360,475	126,527
	Qatar Fuel QSC	102,898	443,176
	Qatar Industrial Manufacturing Co. QSC	50,886	41,149
*	Qatar Insurance Co. SAQ	525,496	329,881
	Qatar International Islamic Bank QSC	163,865	468,995
	Qatar Islamic Bank SAQ	125,251	669,873
	Qatar National Bank QPSC	470,072	1,999,438
	Qatar Navigation QSC	84,782	240,515

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	519,423	$148,043
	Vodafone Qatar QSC	338,760	176,482
	Zad Holding Co.	5,626	21,226
TOTAL QATAR			7,638,934
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	Mobile TeleSystems PJSC, ADR	31,844	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC, GDR	7,767	0
*††	Polyus PJSC, GDR	4,999	0
*††	Sberbank of Russia PJSC, Sponsored ADR	114,063	0
*††	VTB Bank PJSC, GDR	102,771	0
SAUDI ARABIA — (3.7%)
	Abdullah Al Othaim Markets Co.	133,820	489,318
	Advanced Petrochemical Co.	19,051	193,228
	Al Babtain Power & Telecommunication Co.	6,717	51,458
	Al Hammadi Holding	14,487	236,313
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,290	49,762
*	Al Khaleej Training & Education Co.	7,718	59,113
	Al Masane Al Kobra Mining Co.	2,243	32,262
	Al Moammar Information Systems Co.	3,391	119,801
	Al Rajhi Bank	183,940	4,106,076
*	Al Rajhi Co. for Co-operative Insurance	2,727	45,901
*	AlAbdullatif Industrial Investment Co.	3,860	16,233
	Alamar Foods	295	7,203
	Alandalus Property Co.	9,665	59,642
	Alaseel Co.	22,170	26,006
	Aldrees Petroleum & Transport Services Co.	16,118	693,674
	Alinma Bank	87,852	967,625
*	AlKhorayef Water & Power Technologies Co.	1,966	112,818
*	Allianz Saudi Fransi Cooperative Insurance Co.	10,370	51,432
	Almunajem Foods Co.	3,575	81,864
*	Alujain Corp.	10,656	117,363
	Amlak International Finance Co.	4,760	17,087
	Arab National Bank	125,878	837,008
	Arabian Centres Co. Ltd.	19,599	106,074
	Arabian Contracting Services Co.	4,742	328,414
	Arabian Internet & Communications Services Co.	6,578	573,935
	Arriyadh Development Co.	10,270	59,919
	Astra Industrial Group	9,290	319,373
	Baazeem Trading Co.	1,074	20,004
	Bank AlBilad	84,898	1,006,531
*	Bank Al-Jazira	103,751	557,438
	Banque Saudi Fransi	76,704	815,764
	Basic Chemical Industries Ltd.	1,702	14,674
*	Batic Investments & Logistic Co.	16,540	8,897
	Bawan Co.	5,287	67,018
	BinDawood Holding Co.	48,024	84,277
	Bupa Arabia for Cooperative Insurance Co.	28,357	1,561,315
	Catrion Catering Holding Co.	10,006	307,290
	Co. for Cooperative Insurance	19,494	636,908
	Dallah Healthcare Co.	7,081	311,794
*	Dar Al Arkan Real Estate Development Co.	139,858	483,375
	Dr Sulaiman Al Habib Medical Services Group Co.	14,043	1,085,555
	Electrical Industries Co.	68,700	59,497
*	Emaar Economic City	71,273	150,943
	Etihad Etisalat Co.	82,423	1,145,523

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Fawaz Abdulaziz Al Hokair & Co., Class C	13,915	$62,614
	Fitaihi Holding Group	6,180	5,009
	Herfy Food Services Co.	3,218	27,718
	Jarir Marketing Co.	245,050	994,976
*	Jazan Development & Investment Co.	4,892	18,484
	L'Azurde Co. for Jewelry	7,580	29,119
	Leejam Sports Co. JSC	4,865	250,478
*	Liva Insurance Co.	4,062	21,839
	Maharah Human Resources Co.	8,488	156,551
*	Methanol Chemicals Co.	10,982	54,286
*	Middle East Healthcare Co.	8,031	213,330
	Middle East Paper Co.	9,588	96,172
*	Middle East Specialized Cables Co.	5,782	31,044
	Mouwasat Medical Services Co.	22,902	723,773
	Nahdi Medical Co.	9,786	366,966
*	National Agriculture Development Co.	32,621	259,374
	National Co. for Glass Industries	4,087	44,220
	National Co. for Learning & Education	1,974	78,163
	National Gas & Industrialization Co.	7,958	144,482
	National Medical Care Co.	4,899	247,348
	Nayifat Finance Co.	8,009	30,000
*	Rabigh Refining & Petrochemical Co.	42,048	102,277
*	Raydan Food Co.	1,030	6,878
	Retal Urban Development Co.	4,826	11,450
	Riyad Bank	173,737	1,311,249
	SABIC Agri-Nutrients Co.	23,186	790,545
	Saudi Automotive Services Co.	6,847	144,438
	Saudi Awwal Bank	99,562	951,151
	Saudi Basic Industries Corp.	40,310	835,610
	Saudi Ceramic Co.	10,634	74,054
	Saudi Chemical Co. Holding	77,460	95,470
*	Saudi Ground Services Co.	13,730	152,322
	Saudi Industrial Investment Group	78,275	422,976
	Saudi Marketing Co.	7,310	48,264
	Saudi National Bank	252,543	2,727,345
*	Saudi Paper Manufacturing Co.	6,899	91,150
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	76,149
*	Saudi Printing & Packaging Co., Class C	6,278	26,533
*	Saudi Public Transport Co.	14,579	78,319
*	Saudi Real Estate Co.	17,847	86,026
*	Saudi Research & Media Group	14,165	783,189
	Saudi Tadawul Group Holding Co.	3,345	184,207
	Saudi Telecom Co.	157,866	1,717,835
	Saudia Dairy & Foodstuff Co.	2,906	278,868
	Savola Group	71,096	851,620
*	Seera Group Holding	43,694	344,549
	SHL Finance Co.	6,511	29,489
*	Sinad Holding Co.	15,956	53,600
*	Takween Advanced Industries Co.	5,749	29,128
	Theeb Rent A Car Co.	6,477	111,960
	United Electronics Co.	11,267	267,433
	United International Transportation Co.	9,496	209,874
TOTAL SAUDI ARABIA			34,825,609
SOUTH AFRICA — (2.3%)
	Adcock Ingram Holdings Ltd.	6,946	20,821
	Advtech Ltd.	28,124	40,387
	AECI Ltd.	31,856	171,619
	Afrimat Ltd.	22,859	79,327

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Altron Ltd., Class A	70,082	$37,284
	Anglo American Platinum Ltd.	5,991	253,637
	Aspen Pharmacare Holdings Ltd.	77,359	799,631
*	Aveng Ltd.	38,394	15,526
	Barloworld Ltd.	41,669	166,276
	Bid Corp. Ltd.	40,511	980,475
	Bidvest Group Ltd.	76,667	1,008,249
*	Blue Label Telecoms Ltd.	146,716	27,408
*	Brait PLC	242,729	23,757
	Capitec Bank Holdings Ltd.	4,284	456,276
	Cashbuild Ltd.	3,768	33,872
	Clicks Group Ltd.	71,977	1,156,971
	Coronation Fund Managers Ltd.	65,377	108,817
	Curro Holdings Ltd.	25,364	16,338
	DataTec Ltd.	87,355	191,192
Ω	Dis-Chem Pharmacies Ltd.	159,029	256,143
	Discovery Ltd.	71,845	531,137
	DRDGOLD Ltd.	15,834	12,396
	Famous Brands Ltd.	9,394	28,604
	FirstRand Ltd.	274,923	995,694
	Foschini Group Ltd.	53,404	323,351
	Gold Fields Ltd., Sponsored ADR	146,531	2,168,659
	Grindrod Ltd.	85,076	55,403
	Hudaco Industries Ltd.	9,126	77,426
	Impala Platinum Holdings Ltd.	156,878	608,945
	Investec Ltd.	35,909	236,959
	Invicta Holdings Ltd.	5,349	7,636
	Italtile Ltd.	118,320	75,850
*	KAP Ltd.	234,749	27,955
	Kumba Iron Ore Ltd.	13,148	386,800
	Lewis Group Ltd.	9,835	22,341
	Life Healthcare Group Holdings Ltd.	189,378	187,172
	MiX Telematics Ltd., Sponsored ADR	3,696	35,075
	Momentum Metropolitan Holdings	326,607	364,832
	Motus Holdings Ltd.	51,098	285,733
	Mpact Ltd.	55,728	87,636
	Mr Price Group Ltd.	46,057	421,099
	MTN Group Ltd.	124,692	634,264
*	MultiChoice Group	107,838	431,075
	Naspers Ltd., Class N	6,996	1,173,396
	Nedbank Group Ltd.	29,829	346,330
	NEPI Rockcastle NV	101,022	679,701
	Netcare Ltd.	117,849	89,580
	Ninety One Ltd.	72,198	159,766
	Northam Platinum Holdings Ltd.	25,718	173,352
	Old Mutual Ltd.	699,671	465,617
	Omnia Holdings Ltd.	62,300	215,198
	OUTsurance Group Ltd.	26,021	58,173
Ω	Pepkor Holdings Ltd.	279,134	287,024
	Pick n Pay Stores Ltd.	60,972	76,175
	PSG Financial Services Ltd.	138,634	116,623
	Raubex Group Ltd.	27,796	44,254
	Reunert Ltd.	47,356	152,008
	RFG Holdings Ltd.	21,034	15,126
	Sanlam Ltd.	180,580	689,227
	Santam Ltd.	9,362	144,707
	Sappi Ltd.	80,693	192,178
	Shoprite Holdings Ltd.	31,732	459,879
	Sibanye Stillwater Ltd.	508,841	613,224

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Southern Sun Ltd.	40,847	$11,847
*	SPAR Group Ltd.	68,224	409,103
	Spur Corp. Ltd.	15,300	25,029
	Stadio Holdings Ltd.	56,665	14,925
	Standard Bank Group Ltd.	65,692	699,332
	Truworths International Ltd.	71,174	296,427
*	Wilson Bayly Holmes-Ovcon Ltd.	16,745	116,563
	Woolworths Holdings Ltd.	147,247	546,208
*	Zeda Ltd.	44,692	30,358
TOTAL SOUTH AFRICA			22,151,378
SOUTH KOREA — (14.4%)
*	3S Korea Co. Ltd.	7,967	18,534
*	ABco Electronics Co. Ltd.	2,081	18,362
	Actro Co. Ltd.	1,337	7,526
*	ADTechnology Co. Ltd.	1,279	24,808
*	Advanced Nano Products Co. Ltd.	823	58,303
*	Advanced Process Systems Corp.	5,818	92,549
	Aekyung Chemical Co. Ltd.	3,816	35,915
*	Aekyung Industrial Co. Ltd.	2,237	27,253
*	AfreecaTV Co. Ltd.	2,451	190,236
*	Agabang&Company	12,217	47,624
*	Ahnlab, Inc.	824	44,827
*	AJ Networks Co. Ltd.	2,003	7,230
*	Ajin Industrial Co. Ltd.	8,452	26,218
*	Alteogen, Inc.	3,294	190,178
*	ALUKO Co. Ltd.	17,469	44,202
*	Amicogen, Inc.	3,596	16,368
*	Aminologics Co. Ltd.	7,906	8,425
*	Amo Greentech Co. Ltd.	2,247	17,828
*	Amorepacific Corp.	3,913	345,165
*	Amorepacific Group	7,089	130,264
*	Amotech Co. Ltd.	2,092	12,018
*	Anam Electronics Co. Ltd.	13,023	21,038
*	Ananti, Inc.	9,179	41,865
*	Anterogen Co. Ltd.	1,450	15,048
*	Apact Co. Ltd.	2,976	7,993
*	Aprogen Biologics	45,650	6,243
*	Aprogen, Inc.	35,723	24,373
*	APTC Co. Ltd.	3,810	38,911
*	Aroot Co. Ltd.	33,216	12,368
	Asia Paper Manufacturing Co. Ltd.	1,337	42,869
*	Atinum Investment Co. Ltd.	5,620	12,933
*	Avaco Co. Ltd.	2,470	23,122
*	Avatec Co. Ltd.	514	4,873
	Baiksan Co. Ltd.	4,496	33,346
*	Beno Tnr, Inc.	2,978	8,656
*	BGF Co. Ltd.	7,644	21,513
*	BGF retail Co. Ltd.	3,265	345,561
*	BGFecomaterials Co. Ltd.	5,526	19,389
*	BH Co. Ltd.	8,967	122,105
*	BHI Co. Ltd.	4,278	24,533
*	Binex Co. Ltd.	3,695	28,270
*	Binggrae Co. Ltd.	1,377	54,204
*	Bio Plus Co. Ltd.	4,968	26,332
*	Bioneer Corp.	1,671	31,382
	BIT Computer Co. Ltd.	2,278	12,494
*	BNC Korea Co. Ltd.	5,378	15,201
	BNK Financial Group, Inc.	58,811	330,770

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Boditech Med, Inc.	5,099	$63,457
	BoKwang Industry Co. Ltd.	1,810	6,814
*	Bolak Co. Ltd.	16,769	15,810
*	Bookook Securities Co. Ltd.	462	8,332
*	Boryung	8,638	78,243
*	Bosung Power Technology Co. Ltd.	7,684	17,571
*	Bubang Co. Ltd.	9,684	17,727
*	Bukwang Pharmaceutical Co. Ltd.	4,615	22,557
*	BusinessOn Communication Co. Ltd.	1,217	11,500
*	BYC Co. Ltd.	80	24,781
*	Byucksan Corp.	8,835	16,367
	C&C International Corp.	406	20,805
*	Cafe24 Corp.	1,154	19,403
*	CammSys Corp.	17,801	21,591
*	Cape Industries Ltd.	6,153	19,423
	Caregen Co. Ltd.	3,329	53,381
#*	Celltrion Pharm, Inc.	1,953	148,778
	Celltrion, Inc.	22,338	2,997,497
*	Chabiotech Co. Ltd.	4,235	57,610
*	Changhae Ethanol Co. Ltd.	2,011	13,817
	Cheil Worldwide, Inc.	36,083	496,624
*	Chemtronics Co. Ltd.	3,577	57,918
*	Chemtros Co. Ltd.	2,178	9,903
	Cheryong Electric Co. Ltd.	2,416	36,713
*	ChinHung International, Inc.	23,967	18,622
	Chinyang Holdings Corp.	7,730	18,107
*	Chips&Media, Inc.	2,006	38,626
*	Choil Aluminum Co. Ltd.	11,512	17,256
*	Chong Kun Dang Pharmaceutical Corp.	1,996	164,400
*	Chongkundang Holdings Corp.	793	35,771
*	Choong Ang Vaccine Laboratory	1,601	12,573
*††	Chorokbaem Media Co. Ltd.	4,200	12,744
*	Chunbo Co. Ltd.	750	46,348
	CJ CheilJedang Corp.	1,523	332,578
*	CJ Corp.	4,599	323,027
*	CJ ENM Co. Ltd.	3,346	178,732
*	CJ Freshway Corp.	2,433	44,580
*	CJ Logistics Corp.	3,421	348,149
*	CKD Bio Corp.	912	15,301
*	Classys, Inc.	5,351	123,108
*	CLIO Cosmetics Co. Ltd.	714	15,171
*	CMG Pharmaceutical Co. Ltd.	8,816	14,555
*	CoAsia Corp.	1,572	7,555
*	Com2uS Holdings Corp.	880	25,290
	Com2uSCorp	2,881	98,201
*	Comtec Systems Co. Ltd.	19,277	10,866
*	ContentreeJoongAng Corp.	544	4,896
*	Coreana Cosmetics Co. Ltd.	5,220	10,577
*	Cosmax, Inc.	4,122	357,656
*	Cosmecca Korea Co. Ltd.	513	14,277
*	CosmoAM&T Co. Ltd.	2,840	280,751
*	Cosmochemical Co. Ltd.	3,839	81,540
*	Coway Co. Ltd.	29,817	1,236,800
	Cowintech Co. Ltd.	1,043	19,520
*	CR Holdings Co. Ltd.	5,692	24,539
*	Creas F&C Co. Ltd.	2,536	14,710
*	Creative & Innovative System	3,518	25,001
	Creverse, Inc.	1,427	17,457
*	CrystalGenomics Invites Co. Ltd.	5,676	11,590

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CS Wind Corp.	5,723	$243,755
*	CTC BIO, Inc.	2,098	14,002
*	Cuckoo Holdings Co. Ltd.	3,109	36,886
*	Cuckoo Homesys Co. Ltd.	1,747	26,231
*	Curexo, Inc.	2,147	23,427
*	Cymechs, Inc.	1,162	12,032
*	D.I Corp.	2,915	13,024
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	8,195
*	Dae Hyun Co. Ltd.	9,204	13,550
*	Dae Won Kang Up Co. Ltd.	9,092	35,161
*	Daea TI Co. Ltd.	5,700	13,880
*	Daebo Magnetic Co. Ltd.	512	10,284
*	Daebongls Co. Ltd.	2,018	12,953
*	Daechang Forging Co. Ltd.	5,126	22,153
*	Daedong Corp.	5,235	57,783
*	Daeduck Co. Ltd.	1,972	9,368
*	Daegu Department Store	870	6,435
*	Daehan Flour Mill Co. Ltd.	341	33,538
*	Daehan New Pharm Co. Ltd.	2,297	14,903
*	Dae-Il Corp.	5,949	18,644
*	Daejoo Electronic Materials Co. Ltd.	861	44,400
*	Daesang Corp.	4,045	56,300
*	Daesang Holdings Co. Ltd.	2,845	20,849
*	Daesung Energy Co. Ltd.	2,804	18,566
*	Daesung Holdings Co. Ltd.	898	6,070
*	Daewon Media Co. Ltd.	2,643	23,478
*	Daewon Pharmaceutical Co. Ltd.	4,099	44,866
*	Daewon San Up Co. Ltd.	2,161	9,884
*	Daewoo Engineering & Construction Co. Ltd.	96,173	282,823
*	Daewoong Co. Ltd.	5,521	95,995
*	Daewoong Pharmaceutical Co. Ltd.	857	70,844
*	Daihan Pharmaceutical Co. Ltd.	1,066	22,464
*	Daishin Securities Co. Ltd.	10,870	125,552
*	Daol Investment & Securities Co. Ltd.	12,487	33,645
*	Daou Data Corp.	4,343	46,844
*	Daou Technology, Inc.	6,145	91,447
*	Dasan Networks, Inc.	7,361	22,297
#*	Dawonsys Co. Ltd.	4,173	45,896
*	DB Financial Investment Co. Ltd.	6,205	18,273
*	DB Insurance Co. Ltd.	21,505	1,418,595
*	DB, Inc.	36,593	43,697
*	Dear U Co. Ltd.	1,630	36,319
*	Dentium Co. Ltd.	2,450	207,232
*	Deutsch Motors, Inc.	5,379	19,731
*	Device ENG Co. Ltd.	1,253	13,659
*	Devsisters Co. Ltd.	812	24,502
*	DGB Financial Group, Inc.	37,239	251,282
	Digital Daesung Co. Ltd.	4,602	19,522
*	DIO Corp.	1,645	23,460
*	DK Tech Co. Ltd.	1,394	9,309
*	DL Construction Co. Ltd.	2,489	27,923
*	DL E&C Co. Ltd.	9,891	307,657
*	DL Holdings Co. Ltd.	2,910	122,457
*	DMS Co. Ltd.	7,907	36,964
	DN Automotive Corp.	682	44,241
*	DNF Co. Ltd.	3,548	55,577
*	Dohwa Engineering Co. Ltd.	4,413	24,952
*	Dong A Eltek Co. Ltd.	1,716	9,168
*	Dong-A Hwasung Co. Ltd.	2,071	11,497

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A Socio Holdings Co. Ltd.	536	$42,863
*	Dong-A ST Co. Ltd.	1,612	82,208
*	Dongbang Transport Logistics Co. Ltd.	14,438	24,555
*	Dongjin Semichem Co. Ltd.	13,474	387,911
	Dongkoo Bio & Pharma Co. Ltd.	6,721	28,580
	DongKook Pharmaceutical Co. Ltd.	5,585	74,674
*	Dongkuk Holdings Co. Ltd.	3,600	20,125
*	Dongkuk Steel Mill Co. Ltd.	11,214	95,496
*	Dongkuk Structures & Construction Co. Ltd.	6,207	14,323
	Dongsuh Cos., Inc.	5,441	70,435
*	Dongsung Chemical Co. Ltd.	11,196	37,249
*	Dongsung Finetec Co. Ltd.	5,249	44,984
*	Dongwha Enterprise Co. Ltd.	702	32,409
*	Dongwha Pharm Co. Ltd.	3,999	28,887
*	Dongwon Development Co. Ltd.	13,299	30,189
*	Dongwon F&B Co. Ltd.	1,675	41,268
	Dongwon Metal Co. Ltd.	6,801	8,543
*	Dongwon Systems Corp.	1,256	28,869
*	Dongwoon Anatech Co. Ltd.	1,448	22,256
*	Dongyang E&P, Inc.	1,464	20,279
	Doosan Bobcat, Inc.	20,815	792,719
*	Doosan Co. Ltd.	2,716	183,656
*	Doosan Enerbility Co. Ltd.	69,007	797,164
*	Doosan Fuel Cell Co. Ltd.	4,019	62,153
*	Doosan Tesna, Inc.	3,921	131,535
*	DoubleUGames Co. Ltd.	5,109	160,672
*	Douzone Bizon Co. Ltd.	2,931	104,918
*	Dream Security Co. Ltd.	10,040	26,130
*	Dreamtech Co. Ltd.	11,149	97,054
*	Drgem Corp.	1,242	9,932
*	DSK Co. Ltd.	2,111	7,856
*	Duck Yang Industry Co. Ltd.	3,457	12,350
*	Duksan Hi-Metal Co. Ltd.	3,756	19,682
*	Duksan Techopia Co. Ltd.	961	13,350
*	Duksung Co. Ltd.	3,764	19,630
*	DY Corp.	4,932	20,693
*	DY POWER Corp.	3,390	31,922
*††	E Investment&Development Co. Ltd.	19,186	7,504
	E1 Corp.	1,179	53,986
*	Easy Bio, Inc.	3,302	8,262
	Echo Marketing, Inc.	5,576	40,085
*††	Eco Volt Co. Ltd.	12,005	9,134
*	Eco&Dream Co. Ltd.	566	12,673
*	Ecoplastic Corp.	11,596	38,658
#*	Ecopro BM Co. Ltd.	5,230	830,167
*	Ecopro Co. Ltd.	2,901	1,082,195
#*	Ecopro HN Co. Ltd.	2,454	105,881
*	e-Credible Co. Ltd.	854	8,409
*	EG Corp.	2,298	17,504
*††	Ehwa Technologies Information Co. Ltd.	39,858	10,064
*	Elentec Co. Ltd.	4,729	32,935
*	E-MART, Inc.	5,360	311,876
*	EMKOREA Co. Ltd.	4,828	8,408
	EMRO, Inc.	199	9,627
*	EM-Tech Co. Ltd.	2,530	71,387
*	Enchem Co. Ltd.	542	65,732
*	ENF Technology Co. Ltd.	3,799	65,990
*	Enzychem Lifesciences Corp.	19,669	25,491
*	Eo Technics Co. Ltd.	1,424	182,171

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	E-TRON Co. Ltd.	141,985	$15,958
*	Eubiologics Co. Ltd.	2,493	20,192
*	Eugene Corp.	11,321	29,000
*	Eugene Investment & Securities Co. Ltd.	13,616	39,261
	Eugene Technology Co. Ltd.	3,358	105,387
*	Eutilex Co. Ltd.	3,553	7,176
*	Exem Co. Ltd.	9,334	16,966
*	Exicon Co. Ltd.	1,987	24,146
*	F&F Co. Ltd.	5,152	273,604
*	F&F Holdings Co. Ltd.	657	7,289
	Fila Holdings Corp.	17,136	522,031
*	Fine M-Tec Co. Ltd.	3,760	24,720
*	Fine Semitech Corp.	2,256	36,101
*	Fine Technix Co. Ltd.	1	1
*	Firstec Co. Ltd.	4,429	10,570
*	Flask Co. Ltd.	12,050	8,277
*	Foosung Co. Ltd.	4,306	26,593
*	Fursys, Inc.	987	22,645
*	Gabia, Inc.	3,274	42,179
*	Galaxia Moneytree Co. Ltd.	1,980	13,818
*	GAMSUNG Corp. Co. Ltd.	12,046	23,902
*	Gaon Cable Co. Ltd.	1,356	22,684
*	GC Cell Corp.	1,292	38,722
*	GemVax & Kael Co. Ltd.	3,004	28,542
*	Gemvaxlink Co. Ltd.	20,885	22,148
*	GeneOne Life Science, Inc.	6,196	11,707
*	Genexine, Inc.	4,234	26,969
*	Geumhwa PSC Co. Ltd.	1,330	25,476
*	Global Standard Technology Co. Ltd.	1,924	47,457
*	GOLFZON Co. Ltd.	1,788	107,154
*	Golfzon Newdin Holdings Co. Ltd.	4,684	13,035
*	Gradiant Corp.	4,366	43,292
	Green Chemical Co. Ltd.	4,719	24,110
*	Green Cross Corp.	915	73,882
*	Green Cross Holdings Corp.	6,082	67,332
*	GS Engineering & Construction Corp.	20,989	236,626
*	GS Retail Co. Ltd.	15,988	266,822
*	Gwangju Shinsegae Co. Ltd.	735	16,821
*	HAESUNG DS Co. Ltd.	3,254	121,927
*	Haesung Industrial Co. Ltd.	977	5,688
*	Han Kuk Carbon Co. Ltd.	7,732	61,666
	Hana Financial Group, Inc.	72,441	2,590,304
*	Hana Materials, Inc.	1,780	62,659
*	Hana Micron, Inc.	10,893	207,382
*	Hana Pharm Co. Ltd.	1,053	10,487
*	Hana Technology Co. Ltd.	253	9,937
*	Hana Tour Service, Inc.	1,503	71,751
*	Hanall Biopharma Co. Ltd.	2,608	60,184
*	Hancom, Inc.	2,264	41,290
*	Handok, Inc.	2,093	21,474
*	Handsome Co. Ltd.	4,735	66,079
*	Hanjin Transportation Co. Ltd.	2,334	42,073
*	Hankook Shell Oil Co. Ltd.	185	31,441
*	Hanmi Pharm Co. Ltd.	1,717	416,573
*	Hanmi Science Co. Ltd.	1,225	35,979
*	Hanmi Semiconductor Co. Ltd.	4,544	198,163
*	HanmiGlobal Co. Ltd.	2,006	28,156
*	Hannong Chemicals, Inc.	1,310	14,159
	Hanon Systems	58,163	271,463

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansae Co. Ltd.	8,611	$132,180
*	Hansae Yes24 Holdings Co. Ltd.	908	3,145
*	Hanshin Machinery Co.	4,076	15,650
*	Hansol Chemical Co. Ltd.	2,911	435,707
*	Hansol Holdings Co. Ltd.	10,383	22,299
*	Hansol IONES Co. Ltd.	3,098	21,725
*	Hansol Logistics Co. Ltd.	7,255	13,165
	Hansol Paper Co. Ltd.	4,665	37,403
*	Hansol Technics Co. Ltd.	9,847	49,440
*	Hanwha Aerospace Co. Ltd.	11,376	1,174,837
*	Hanwha Galleria Corp.	15,046	15,199
*	Hanwha General Insurance Co. Ltd.	19,605	63,907
*	Hanwha Investment & Securities Co. Ltd.	28,229	78,340
*	Hanwha Life Insurance Co. Ltd.	125,311	284,475
*	Hanwha Ocean Co. Ltd.	9,007	148,019
*	Hanwha Solutions Corp.	29,382	729,925
*	Hanwha Systems Co. Ltd.	8,504	98,087
*	Hanyang Digitech Co. Ltd.	1,023	12,050
*	Hanyang Eng Co. Ltd.	4,035	49,408
*	Hanyang Securities Co. Ltd.	2,979	21,169
*	HB Technology Co. Ltd.	20,026	31,504
	HD Hyundai Co. Ltd.	12,659	674,720
*	HD Hyundai Construction Equipment Co. Ltd.	4,937	187,801
*	HD Hyundai Electric Co. Ltd.	5,228	400,376
*	HD Hyundai Energy Solutions Co. Ltd.	1,481	26,260
*	HD Hyundai Heavy Industries Co. Ltd.	876	74,640
*	HD Hyundai Infracore Co. Ltd.	52,436	302,337
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	407,009
*	HDC Holdings Co. Ltd.	11,304	61,878
*	HDC Hyundai Development Co-Engineering & Construction, Class E	18,020	241,249
*	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	6,667
*	Hecto Financial Co. Ltd.	710	11,903
*	Hecto Innovation Co. Ltd.	2,056	21,880
*	Heerim Architects & Planners	5,446	28,048
*	Helixmith Co. Ltd.	4,054	10,034
#*	HFR, Inc.	3,248	41,241
*	Hite Jinro Co. Ltd.	10,080	158,321
*	Hitejinro Holdings Co. Ltd.	2,275	14,588
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	20,100
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	17,945
*	HK inno N Corp.	1,962	61,410
*	HL Holdings Corp.	1,851	46,131
*	HL Mando Co. Ltd.	5,681	149,131
*	HLB Biostep Co. Ltd.	2,115	5,608
*	HLB Global Co. Ltd.	2,902	12,381
*	HLB Life Science Co. Ltd.	4,396	51,922
*	HLB Therapeutics Co. Ltd.	7,712	37,742
*	HLB, Inc.	10,998	554,723
*	HMM Co. Ltd.	48,543	697,679
	Home Center Holdings Co. Ltd.	29,955	25,460
*	Homecast Co. Ltd.	6,694	14,111
#	Hotel Shilla Co. Ltd.	11,030	480,444
*	HSD Engine Co. Ltd.	4,700	30,110
*	Hugel, Inc.	1,496	169,943
*	Humax Co. Ltd.	9,576	21,476
	Humedix Co. Ltd.	1,698	35,161
	Huons Co. Ltd.	1,603	41,253
	Huons Global Co. Ltd.	1,464	24,500
*	Huvitz Co. Ltd.	2,931	39,827

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hwa Shin Co. Ltd.	5,583	$48,164
*	Hwail Pharm Co. Ltd.	11,956	16,405
*	Hwangkum Steel & Technology Co. Ltd.	2,449	13,400
*	HwaSung Industrial Co. Ltd.	2,547	20,252
*	HYBE Co. Ltd.	1,137	171,429
*	Hy-Lok Corp.	2,158	40,187
*	Hyosung Advanced Materials Corp., Class C	639	156,131
*	Hyosung Corp.	3,220	151,453
*	Hyosung Heavy Industries Corp.	1,771	226,787
*	Hyosung TNC Corp.	1,046	235,351
*	Hyulim ROBOT Co. Ltd.	14,592	14,460
*	Hyundai Autoever Corp.	2,005	221,695
*	Hyundai Bioland Co. Ltd.	797	5,843
*	Hyundai Corp.	2,484	34,016
*	Hyundai Corp. Holdings, Inc.	1,866	14,898
*	Hyundai Department Store Co. Ltd.	1,955	78,615
*	Hyundai Elevator Co. Ltd.	6,595	200,691
*	Hyundai Engineering & Construction Co. Ltd.	19,589	506,981
*	HYUNDAI EVERDIGM Corp.	2,354	10,321
*	Hyundai Ezwel Co. Ltd.	4,878	20,781
*	Hyundai Futurenet Co. Ltd.	13,368	31,406
*	Hyundai GF Holdings	31,259	96,193
*	Hyundai Green Food	5,187	45,614
*	Hyundai Home Shopping Network Corp.	1,928	64,487
*	Hyundai Livart Furniture Co. Ltd.	3,789	21,820
*	Hyundai Marine & Fire Insurance Co. Ltd.	28,733	729,763
*	Hyundai Mipo Dockyard Co. Ltd.	2,434	122,692
	Hyundai Mobis Co. Ltd.	7,066	1,107,620
	Hyundai Motor Co.	16,935	2,463,200
*	Hyundai Motor Securities Co. Ltd.	5,127	33,353
	Hyundai Movex Co. Ltd.	6,879	16,220
*	Hyundai Pharmaceutical Co. Ltd.	3,292	9,348
*	Hyundai Rotem Co. Ltd.	29,853	629,551
*	Hyundai Steel Co.	8,499	212,828
*	Hyundai Wia Corp.	4,160	180,867
*	HyVision System, Inc.	4,257	77,352
*	i3system, Inc.	1,346	28,782
*	iA, Inc.	22,351	7,291
*	ICD Co. Ltd.	4,838	31,065
*	Icure Pharm, Inc.	975	1,870
*	IDIS Holdings Co. Ltd.	952	8,053
*	Iljin Diamond Co. Ltd.	811	8,563
*	Iljin Electric Co. Ltd.	7,256	60,888
*	Iljin Holdings Co. Ltd.	6,856	18,964
*	Iljin Power Co. Ltd.	2,335	19,746
*	Ilshin Spinning Co. Ltd.	3,810	25,680
*	Ilsung Pharmaceuticals Co. Ltd.	950	16,396
*	Ilyang Pharmaceutical Co. Ltd.	2,498	26,796
	iMarketKorea, Inc.	5,701	35,156
*	InBody Co. Ltd.	3,295	61,122
*	Incross Co. Ltd.	771	6,294
*	Industrial Bank of Korea	78,233	734,015
*	Infinitt Healthcare Co. Ltd.	2,990	11,654
	Innocean Worldwide, Inc.	7,966	129,507
	InnoWireless Co. Ltd.	369	8,086
	Innox Advanced Materials Co. Ltd.	4,725	96,524
*	Innox Corp.	828	14,071
*	Inscobee, Inc.	5,576	5,776
*	Insung Information Co. Ltd.	8,315	25,033

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Intellian Technologies, Inc.	761	$31,355
*	Intelligent Digital Integrated Security Co. Ltd.	1,685	25,932
*	Interflex Co. Ltd.	2,044	29,878
*	Interojo Co. Ltd.	1,228	27,013
	iNtRON Biotechnology, Inc.	3,888	20,571
*	Inzi Controls Co. Ltd.	2,405	13,209
*	IS Dongseo Co. Ltd.	3,763	71,620
*	ISC Co. Ltd.	2,345	134,626
*	i-SENS, Inc.	3,346	60,481
*	ISU Abxis Co. Ltd.	2,469	10,056
*	ISU Chemical Co. Ltd.	3,108	28,114
*	IsuPetasys Co. Ltd.	10,649	217,377
*	ITCEN Co. Ltd.	3,543	28,461
*	ITEK, Inc.	4,474	24,334
*	ITM Semiconductor Co. Ltd.	554	10,280
*	Jahwa Electronics Co. Ltd.	1,279	27,499
*	JASTECH Ltd.	1,874	12,548
	JB Financial Group Co. Ltd.	31,430	269,685
*	JC Chemical Co. Ltd.	4,150	20,844
*	Jeil Pharmaceutical Co. Ltd.	637	8,037
*	Jeisys Medical, Inc.	12,838	81,812
*	Jeju Air Co. Ltd.	4,063	37,752
*	Jeju Semiconductor Corp.	3,960	76,412
*	Jin Air Co. Ltd.	2,007	19,652
*	Jinsung T.E.C.	3,429	25,003
	JLS Co. Ltd.	1,866	9,674
*	JNK Heaters Co. Ltd.	5,027	18,535
*	JoyCity Corp.	2,763	6,655
	JS Corp.	1,238	17,390
	Jusung Engineering Co. Ltd.	11,541	285,015
*	JVM Co. Ltd.	1,438	30,774
	JW Holdings Corp.	12,831	29,229
	JW Life Science Corp.	2,713	24,917
	JW Pharmaceutical Corp.	2,258	51,744
*	JW Shinyak Corp.	3,755	5,793
*	JYP Entertainment Corp.	7,012	394,631
	K Car Co. Ltd.	1,385	11,509
*	Kakao Corp.	13,894	543,335
*	Kakao Games Corp.	8,354	152,624
*	KakaoBank Corp.	12,257	249,126
*	Kangnam Jevisco Co. Ltd.	731	10,651
*	Kangwon Land, Inc.	11,157	125,177
*	KAON Group Co. Ltd.	4,947	19,741
	KB Financial Group, Inc.	77,913	3,306,450
*	KC Co. Ltd.	2,179	34,598
*	KC Tech Co. Ltd.	3,067	65,584
	KCC Corp.	1,009	185,900
*	KCI Ltd.	1,125	6,062
*	KCTC	5,926	17,816
*	KEC Corp.	14,835	17,831
*	KEPCO Engineering & Construction Co., Inc.	1,501	73,576
*	KEPCO Plant Service & Engineering Co. Ltd.	9,618	244,342
*	Keyang Electric Machinery Co. Ltd.	4,289	5,719
*	KEYEAST Co. Ltd.	2,966	14,772
	KG Chemical Corp.	16,370	78,152
	KG Dongbusteel	8,845	49,797
	KG Eco Technology Service Co. Ltd.	7,203	57,270
*††	KG Mobility Co.	8,509	49,035
	Kginicis Co. Ltd.	5,479	50,003

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KGMobilians Co. Ltd.	5,530	$21,262
*	KH Vatec Co. Ltd.	4,841	46,422
*	Kia Corp.	39,120	3,004,848
*	KidariStudio, Inc.	3,003	13,025
*	KINX, Inc.	659	53,010
*	KISCO Corp.	4,439	22,482
*	KISCO Holdings Co. Ltd.	1,214	22,843
*	KISWIRE Ltd.	3,178	49,819
*	KIWOOM Securities Co. Ltd.	5,117	369,856
*	KMW Co. Ltd.	1,668	18,743
*	KNW Co. Ltd.	1,699	9,958
*	Koh Young Technology, Inc.	7,378	96,262
*	Kolmar BNH Co. Ltd.	3,724	44,567
*	Kolmar Korea Co. Ltd.	4,512	164,879
*	Kolmar Korea Holdings Co. Ltd.	3,468	19,645
*	Kolon Corp.	1,302	16,489
	Kolon Global Corp.	1,263	8,923
*	Kolon Industries, Inc.	6,836	207,944
*	Kolon Life Science, Inc.	479	9,658
*	Kolon Mobility Group Corp.	4,190	11,765
*	Kolon Plastic, Inc.	3,630	19,431
*	Komelon Corp.	1,270	8,255
*	KoMiCo Ltd.	1,679	76,725
*	KONA I Co. Ltd.	2,442	28,973
*	Korea Alcohol Industrial Co. Ltd.	5,044	42,707
*	Korea Asset In Trust Co. Ltd.	20,730	50,108
*	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	14,058
*	Korea Circuit Co. Ltd.	4,698	62,819
	Korea Electric Terminal Co. Ltd.	1,432	74,444
*	Korea Electronic Certification Authority, Inc.	3,177	10,799
*	Korea Electronic Power Industrial Development Co. Ltd.	4,695	25,727
*	Korea Export Packaging Industrial Co. Ltd.	8,020	17,661
*	Korea Gas Corp.	7,365	145,640
*	Korea Information & Communications Co. Ltd.	1,528	10,137
*	Korea Information Certificate Authority, Inc.	2,886	11,073
*	Korea Investment Holdings Co. Ltd.	14,347	658,760
*	Korea Movenex Co. Ltd.	5,239	25,105
*	Korea Parts & Fasteners Co. Ltd.	4,097	14,093
*	Korea Petrochemical Ind Co. Ltd.	456	45,291
*	Korea Petroleum Industries Co.	1,794	16,218
	Korea Ratings Corp.	163	9,464
*	Korea Real Estate Investment & Trust Co. Ltd.	35,312	28,322
*	Korea United Pharm, Inc.	1,508	27,642
	Korea Zinc Co. Ltd.	909	322,022
*	Korean Reinsurance Co.	47,117	266,677
*	KOSES Co. Ltd.	2,319	32,441
	KPX Chemical Co. Ltd.	815	26,400
*	Krafton, Inc.	6,258	1,003,511
*	Kt alpha Co. Ltd.	5,035	22,370
	KT Skylife Co. Ltd.	6,097	25,725
*	KTCS Corp.	13,494	37,713
*	Kukdo Chemical Co. Ltd.	145	4,275
*	Kukdong Oil & Chemicals Co. Ltd.	4,500	12,889
*	Kukje Pharma Co. Ltd.	5,534	19,804
*	Kum Yang Co. Ltd.	2,603	152,068
*	Kumho HT, Inc.	38,994	18,203
*	Kumho Petrochemical Co. Ltd.	5,838	544,383
*	Kumho Tire Co., Inc.	19,186	84,788
*	KUMHOE&C Co. Ltd.	8,092	31,541

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kumkang Kind Co. Ltd.	7,189	$31,872
*	Kwang Dong Pharmaceutical Co. Ltd.	13,256	71,943
*	Kwang Myung Electric Co. Ltd.	8,027	12,938
*	Kyeryong Construction Industrial Co. Ltd.	1,770	19,106
*	Kyobo Securities Co. Ltd.	6,735	24,988
*	Kyongbo Pharmaceutical Co. Ltd.	1,775	9,700
*	Kyung Dong Navien Co. Ltd.	1,367	48,009
*	Kyungbang Co. Ltd.	3,048	19,518
*	Kyungchang Industrial Co. Ltd.	3,490	5,901
*	KyungDong Invest Co. Ltd.	181	8,202
*	Kyungdong Pharm Co. Ltd.	5,683	26,707
*	Kyung-In Synthetic Corp.	12,630	33,008
	L&C Bio Co. Ltd.	1,830	32,430
*	L&F Co. Ltd.	2,838	302,591
*	LabGenomics Co. Ltd.	21,308	60,117
*	Lake Materials Co. Ltd.	14,801	167,728
*	LB Semicon, Inc.	9,863	57,040
*	Lee Ku Industrial Co. Ltd.	6,450	18,595
*	LEENO Industrial, Inc.	2,877	428,051
*	LegoChem Biosciences, Inc.	671	25,251
*	LF Corp.	5,047	49,442
	LG Chem Ltd.	5,372	1,742,058
*	LG Corp.	8,916	547,474
	LG Electronics, Inc.	33,146	2,310,418
	LG H&H Co. Ltd.	3,880	879,402
	LG HelloVision Co. Ltd.	11,051	30,920
	LG Innotek Co. Ltd.	5,080	724,540
	LG Uplus Corp.	3,165	24,232
	Lion Chemtech Co. Ltd.	3,122	8,329
*	LOT Vacuum Co. Ltd.	3,505	50,958
*	Lotte Chemical Corp.	3,650	357,027
*	Lotte Chilsung Beverage Co. Ltd.	845	86,778
*	Lotte Corp.	6,719	145,948
*	Lotte Data Communication Co.	1,008	34,895
*	LOTTE Fine Chemical Co. Ltd.	5,522	205,458
*	LOTTE Himart Co. Ltd.	1,317	9,958
*	Lotte Non-Life Insurance Co. Ltd.	23,154	43,818
*	Lotte Rental Co. Ltd.	3,468	69,175
*	Lotte Shopping Co. Ltd.	1,813	111,468
*	Lotte Wellfood Co. Ltd.	488	46,432
*	LS Corp.	7,915	538,445
*	LS Eco Energy Ltd.	1,304	19,593
*	LS Electric Co. Ltd.	5,301	278,699
*	LS Marine Solution Co. Ltd.	2,188	16,660
*	LVMC Holdings	36,724	65,199
	LX Hausys Ltd.	1,948	56,520
	LX Semicon Co. Ltd.	4,078	236,134
*	M.I.Tech Co. Ltd.	1,379	6,409
	Macquarie Korea Infrastructure Fund	93,789	874,428
*	Macrogen, Inc.	1,168	18,329
*	Maeil Dairies Co. Ltd.	1,150	34,681
*	MAKUS, Inc.	1,880	18,982
	Mcnex Co. Ltd.	2,935	56,068
*	MDS Tech, Inc.	21,260	26,492
*	ME2ON Co. Ltd.	4,288	9,806
*	Mediana Co. Ltd.	2,343	10,808
*	Medipost Co. Ltd.	2,524	13,404
	Medytox, Inc.	767	110,121
*	Meerecompany, Inc.	1,096	21,494

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MegaStudy Co. Ltd.	2,286	$18,366
*	MegaStudyEdu Co. Ltd.	1,139	51,202
*	Meritz Financial Group, Inc.	28,050	1,440,089
	Mgame Corp.	4,951	22,482
*	Mi Chang Oil Industrial Co. Ltd.	177	9,826
*	MiCo Ltd.	8,660	58,192
*	Mirae Asset Life Insurance Co. Ltd.	28,380	122,776
*	Mirae Asset Securities Co. Ltd.	67,347	395,981
*	Mirae Asset Venture Investment Co. Ltd.	8,034	35,332
	Miwon Chemicals Co. Ltd.	147	7,667
	Miwon Commercial Co. Ltd.	534	66,938
*	Miwon Holdings Co. Ltd.	286	16,913
	Miwon Specialty Chemical Co. Ltd.	566	56,695
*	MK Electron Co. Ltd.	3,608	33,369
*	MNTech Co. Ltd.	3,176	31,759
*	Mobase Electronics Co. Ltd.	7,801	11,074
	Motonic Corp.	2,192	13,528
*	Motrex Co. Ltd.	3,095	35,515
*	MS Autotech Co. Ltd.	8,274	30,574
*	Muhak Co. Ltd.	3,862	14,380
	Multicampus Co. Ltd.	679	18,135
*	Myoung Shin Industrial Co. Ltd.	3,221	39,686
*	Namhae Chemical Corp.	3,870	21,197
*	Namsun Aluminum Co. Ltd.	27,512	43,261
*	Namuga Co. Ltd.	2,446	34,802
*	Namyang Dairy Products Co. Ltd.	94	41,212
*	NanoenTek, Inc.	3,575	9,077
*	Nasmedia Co. Ltd.	1,024	17,880
*	Nature Holdings Co. Ltd.	1,987	23,323
*	NAVER Corp.	5,364	799,891
*	NCSoft Corp.	2,498	368,679
*	NeoPharm Co. Ltd.	1,577	31,001
*	Neowiz	2,160	41,032
*	Neowiz Holdings Corp.	920	18,149
*	Nepes Ark Corp.	2,642	48,278
*	NEPES Corp.	4,586	62,796
*	Neptune Co.	3,349	16,722
*Ω	Netmarble Corp.	7,024	306,179
*	New Power Plasma Co. Ltd.	5,541	21,564
*	Nexen Corp.	4,007	12,792
*	Nexon Games Co. Ltd.	5,900	65,823
*	Next Entertainment World Co. Ltd.	2,346	7,309
*	NEXTIN, Inc.	1,876	100,570
*	NH Investment & Securities Co. Ltd., Class C	62,306	494,355
*	NHN Corp.	5,819	107,900
	NHN KCP Corp.	8,103	73,756
*	Nice Information & Telecommunication, Inc.	2,046	33,251
*	NICE Information Service Co. Ltd.	15,565	114,707
*	NICE Total Cash Management Co. Ltd., Class C	5,667	27,647
*	NK Co. Ltd.	11,295	7,769
*	Nong Shim Holdings Co. Ltd.	454	21,952
*	Nong Woo Bio Co. Ltd.	3,393	20,261
	NongShim Co. Ltd.	877	248,326
*	NOROO Paint & Coatings Co. Ltd.	2,751	18,246
*	NOVAREX Co. Ltd.	2,936	23,239
*	NPC	6,680	25,062
*	Oceanbridge Co. Ltd.	1,631	14,320
*	OCI Co. Ltd.	955	65,649
*	OCI Holdings Co. Ltd.	4,183	326,299

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Omnisystem Co. Ltd.	2,041	$1,317
	ONEJOON Co. Ltd.	1,388	17,315
*	OptoElectronics Solutions Co. Ltd.	742	7,551
*	OPTRON-TEC, Inc.	7,058	21,647
*	Orbitech Co. Ltd.	3,497	8,715
	Orion Corp.	8,829	610,657
	Orion Holdings Corp.	7,752	83,383
*††	Osung Advanced Materials Co. Ltd.	18,332	18,811
*	Ottogi Corp.	500	149,882
*††	Paik Kwang Industrial Co. Ltd.	9,444	41,345
*	Pan Ocean Co. Ltd.	49,160	133,898
*	Park Systems Corp.	1,126	144,786
	Partron Co. Ltd.	11,262	67,288
*	Paseco Co. Ltd.	1,912	14,096
*	Pearl Abyss Corp.	4,270	104,273
*	People & Technology, Inc.	4,736	127,644
*	PHA Co. Ltd.	2,660	19,841
*	PharmaResearch Co. Ltd.	1,452	114,434
*	PharmGen Science, Inc.	4,774	20,897
*	Pharmicell Co. Ltd.	3,920	16,700
*††	PHC Co. Ltd.	23,100	5,642
	Philoptics Co. Ltd.	1,534	11,503
*	PI Advanced Materials Co. Ltd.	4,049	70,739
#*	Posco DX Co. Ltd.	11,911	507,607
*	Posco M-Tech Co. Ltd.	4,685	80,655
*	Power Logics Co. Ltd.	5,517	47,164
*	Protec Co. Ltd.	1,501	46,784
*	PSK, Inc.	6,562	98,283
*	Pulmuone Co. Ltd.	3,204	24,719
*	Rainbow Robotics	593	63,605
*	Ray Co. Ltd.	1,975	28,129
*	Rayence Co. Ltd.	1,568	10,576
*	Reyon Pharmaceutical Co. Ltd.	587	6,624
*	RFHIC Corp.	1,978	25,907
*	RFTech Co. Ltd.	9,790	29,467
*	Robostar Co. Ltd.	1,279	28,286
*	Rorze Systems Corp.	1,438	8,522
*	Rsupport Co. Ltd.	3,117	10,622
	S&S Tech Corp.	1,157	37,062
	S-1 Corp.	8,607	367,612
*	Sajodongaone Co. Ltd.	23,286	15,954
*	Sam Chun Dang Pharm Co. Ltd.	801	38,381
*	Sam Yung Trading Co. Ltd.	3,832	37,000
*	Sambo Motors Co. Ltd.	3,324	13,582
*	Sambu Engineering & Construction Co. Ltd.	32,771	49,039
*	Samchully Co. Ltd.	452	31,910
*	Samho Development Co. Ltd.	5,403	13,170
*	SAMHWA Paints Industrial Co. Ltd.	4,611	20,943
*	Samick THK Co. Ltd.	1,425	10,974
*	Samil Pharmaceutical Co. Ltd.	2,871	17,661
*	Samji Electronics Co. Ltd.	3,059	18,989
*	Samjin Pharmaceutical Co. Ltd.	1,297	19,785
*	Samkee Corp.	10,510	15,669
*	Sammok S-Form Co. Ltd.	1,045	12,687
*Ω	Samsung Biologics Co. Ltd.	1,334	839,716
	Samsung C&T Corp.	13,612	1,406,180
*	Samsung Card Co. Ltd.	10,148	250,672
	Samsung Electro-Mechanics Co. Ltd.	8,195	852,288
	Samsung Electronics Co. Ltd., GDR	7,136	9,758,136

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd.	303,843	$16,509,865
*	Samsung Engineering Co. Ltd.	76,812	1,281,184
*	Samsung Fire & Marine Insurance Co. Ltd.	15,363	3,040,025
*	Samsung Heavy Industries Co. Ltd.	56,148	306,013
	Samsung Life Insurance Co. Ltd.	9,807	509,626
*	Samsung Pharmaceutical Co. Ltd.	6,266	9,387
*	Samsung Publishing Co. Ltd.	769	12,013
	Samsung SDI Co. Ltd.	5,171	1,435,074
	Samsung SDS Co. Ltd.	5,763	655,372
	Samsung Securities Co. Ltd.	28,770	808,670
*	SAMT Co. Ltd.	10,436	20,864
*	Samwha Capacitor Co. Ltd.	2,032	52,189
*	Samwha Electric Co. Ltd.	664	8,170
*	Samyang Corp.	527	18,887
	Samyang Foods Co. Ltd.	998	137,538
*	Samyang Holdings Corp.	702	35,539
*	Samyang Packaging Corp.	1,826	23,238
*	Samyang Tongsang Co. Ltd.	207	7,885
*	Samyoung Co. Ltd.	3,277	9,146
*	Sangbo Corp.	8,316	14,636
*	Sangsin Energy Display Precision Co. Ltd.	2,574	29,378
*	Saramin Co. Ltd.	2,216	29,226
*	Satrec Initiative Co. Ltd.	231	5,564
*	S-Connect Co. Ltd.	13,733	17,712
*	SD Biosensor, Inc.	5,538	43,090
*	SeAH Besteel Holdings Corp.	4,085	66,940
	SeAH Steel Corp.	387	37,167
	SeAH Steel Holdings Corp.	552	89,927
*	Sebang Co. Ltd.	2,671	24,493
*	Sebang Global Battery Co. Ltd.	743	32,093
	Seegene, Inc.	9,733	184,222
	Segyung Hitech Co. Ltd.	7,275	37,777
*	Sejin Heavy Industries Co. Ltd.	3,584	14,180
*	Sejong Industrial Co. Ltd.	4,190	17,396
	Sejong Telecom, Inc.	31,306	15,519
*	Sekonix Co. Ltd.	2,406	13,730
*	Selvas AI, Inc.	3,696	47,350
*	Sempio Co.	203	7,715
	Seobu T&D	4,251	24,053
*	Seohan Co. Ltd.	28,267	19,239
*	Seohee Construction Co. Ltd.	48,194	45,882
*	Seoul Auction Co. Ltd.	1,312	10,373
*	Seoul City Gas Co. Ltd.	273	12,033
*	Seoul Semiconductor Co. Ltd.	6,036	46,934
*	SEOWONINTECH Co. Ltd.	3,755	16,026
*	Seoyon Co. Ltd.	2,977	18,002
*	Seoyon E-Hwa Co. Ltd.	3,804	47,747
*	Sewoon Medical Co. Ltd.	3,371	6,903
	SFA Engineering Corp.	4,986	100,915
*	SFA Semicon Co. Ltd.	15,076	71,195
*	SGC Energy Co. Ltd.	1,224	21,996
*	Shin Heung Energy & Electronics Co. Ltd.	754	24,203
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	21,190
*	Shindaeyang Paper Co. Ltd.	4,560	19,823
	Shinhan Financial Group Co. Ltd.	70,850	2,170,844
	Shinhan Financial Group Co. Ltd., ADR	810	24,859
*	Shinil Electronics Co. Ltd.	13,867	19,253
*	Shinsegae Food Co. Ltd.	478	14,047
*	Shinsegae Information & Communication Co. Ltd.	2,950	30,277

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shinsegae International, Inc.	3,950	$47,615
*	Shinsegae, Inc.	1,903	245,503
*	Shinsung Delta Tech Co. Ltd.	4,388	241,658
*	Shinsung E&G Co. Ltd.	13,700	19,991
	Shinsung Tongsang Co. Ltd.	13,006	18,089
*	Shinwha Intertek Corp.	7,617	13,300
*	Shinwon Corp.	24,971	24,314
	Shinyoung Securities Co. Ltd.	961	44,604
*	Showbox Corp.	4,990	12,873
*	Signetics Corp.	13,083	12,223
*	Simmtech Co. Ltd.	6,997	175,811
*	SIMPAC, Inc.	4,358	12,697
*	Sindoh Co. Ltd.	1,876	51,356
*	Sinil Pharm Co. Ltd.	2,016	10,613
*	SK Biopharmaceuticals Co. Ltd.	3,861	268,178
#*	SK Bioscience Co. Ltd.	2,682	127,461
	SK Chemicals Co. Ltd.	2,286	110,193
	SK D&D Co. Ltd.	2,815	53,191
	SK Discovery Co. Ltd.	4,909	142,712
	SK Gas Ltd.	1,119	127,811
*Ω	SK IE Technology Co. Ltd.	1,543	85,524
*	SK Innovation Co. Ltd.	13,646	1,189,206
*	SK oceanplant Co. Ltd.	2,702	31,098
*	SK Securities Co. Ltd.	104,448	48,957
	SK Telecom Co. Ltd.	7,958	299,210
*	SKC Co. Ltd.	2,773	158,984
*	SL Corp.	3,598	86,112
*	SM Entertainment Co. Ltd.	2,436	138,630
	SMEC Co. Ltd.	6,427	17,665
	SNT Dynamics Co. Ltd.	2,696	29,575
	SNT Holdings Co. Ltd.	1,335	19,269
	S-Oil Corp.	14,063	714,966
*	Solid, Inc.	17,755	80,255
*	SOLUM Co. Ltd.	9,104	186,836
*	Songwon Industrial Co. Ltd.	5,440	61,967
*	Sonid, Inc.	14,915	18,975
*	Soosan Heavy Industries Co. Ltd.	6,285	9,373
*	Soulbrain Co. Ltd.	1,646	331,904
*	Soulbrain Holdings Co. Ltd.	2,168	67,039
*	SPC Samlip Co. Ltd.	1,041	46,406
	SPG Co. Ltd.	2,484	53,943
*	Spigen Korea Co. Ltd.	1,087	28,244
*	ST Pharm Co. Ltd.	316	14,617
*	Straffic Co. Ltd.	4,180	13,187
*	Studio Dragon Corp.	4,005	137,414
*	STX Heavy Industries Co. Ltd.	3,940	32,559
*	Suheung Co. Ltd.	1,302	26,997
*	Sung Kwang Bend Co. Ltd.	5,622	45,269
*	Sungchang Enterprise Holdings Ltd.	19,478	31,130
*	Sungeel Hitech Co. Ltd.	231	15,205
*	Sungwoo Hitech Co. Ltd.	13,423	83,115
*	Sunny Electronics Corp.	5,903	9,975
*	Suprema, Inc.	1,181	22,792
*	SY Co. Ltd.	6,825	21,103
*	Synergy Innovation Co. Ltd.	5,017	10,258
*	Synopex, Inc.	15,074	90,244
*	Systems Technology, Inc.	2,490	49,443
	T&L Co. Ltd.	1,035	31,428
	Tae Kyung Industrial Co. Ltd.	5,533	25,301

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taekwang Industrial Co. Ltd.	83	$57,149
*	Taekyung BK Co. Ltd.	5,136	22,443
*††	Taewoong Co. Ltd.	2,925	32,860
*	Taihan Electric Wire Co. Ltd.	6,414	44,785
*	Taihan Fiberoptics Co. Ltd.	10,005	9,356
*	TCC Steel	1,682	62,272
*	TechWing, Inc.	9,021	106,978
*	Telcon RF Pharmaceutical, Inc.	13,831	7,879
*	Telechips, Inc.	1,642	32,492
	TES Co. Ltd.	3,159	44,779
*	Theragen Etex Co. Ltd.	12,996	40,011
*	TK Corp.	4,663	43,876
*	TKG Huchems Co. Ltd.	8,276	128,440
*	TLB Co. Ltd.	759	14,407
*	Tokai Carbon Korea Co. Ltd.	1,319	104,331
*	Tongyang Life Insurance Co. Ltd.	12,025	44,294
*	Tongyang, Inc.	46,058	32,026
*	Toptec Co. Ltd.	5,346	26,219
	Tovis Co. Ltd.	4,782	52,066
*	TS Corp.	7,330	18,170
*	TS Nexgen Co. Ltd.	5,347	2,395
*	TSE Co. Ltd.	1,175	36,729
*	Tuksu Construction Co. Ltd.	2,777	18,638
*	TY Holdings Co. Ltd.	7,258	22,389
	TYM Corp.	11,325	47,099
*	UBCare Co. Ltd.	3,061	11,119
*	Ubiquoss Holdings, Inc.	1,137	11,047
*	Ubiquoss, Inc.	1,210	14,191
*	Ubivelox, Inc.	854	10,367
*	Uju Electronics Co. Ltd.	1,295	15,292
*	Uni-Chem Co. Ltd.	21,092	31,491
	Unid Co. Ltd.	1,058	59,060
*	Union Materials Corp.	5,793	12,748
*	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	53,172
*	Uniquest Corp.	3,582	21,210
*	Unison Co. Ltd.	8,900	7,653
*	UniTest, Inc.	3,147	32,150
*	Unitrontech Co. Ltd.	2,869	15,761
*	Value Added Technology Co. Ltd.	2,937	70,429
*	Viatron Technologies, Inc.	4,010	24,770
*	VICTEK Co. Ltd.	3,541	13,176
*††	Vidente Co. Ltd.	12,986	12,114
*	Vieworks Co. Ltd.	1,077	22,014
*	Vina Tech Co. Ltd.	498	18,111
*	Vitzro Tech Co. Ltd.	2,270	12,898
	Vitzrocell Co. Ltd.	2,983	39,132
*	VT Co. Ltd.	6,488	80,363
*	Webcash Corp.	3,333	23,443
*	Webzen, Inc.	5,138	64,751
*	Wemade Co. Ltd.	1,057	40,440
*	Whanin Pharmaceutical Co. Ltd.	2,615	28,153
*	Winix, Inc.	2,581	19,233
*	Wins Co. Ltd.	2,128	20,507
*	WiSoL Co. Ltd.	4,967	27,680
*	Won Tech Co. Ltd.	2,144	12,608
*	Wonik Holdings Co. Ltd.	10,865	27,208
*	WONIK IPS Co. Ltd.	4,635	104,790
*	Wonik Materials Co. Ltd.	1,797	38,255
*	Wonik QnC Corp.	4,248	89,558

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woojin, Inc.	2,166	$13,184
*	Woongjin Co. Ltd.	11,317	10,064
*	Woongjin Thinkbig Co. Ltd.	12,192	22,594
*	Wooree Bio Co. Ltd.	4,851	12,403
	Woori Financial Group, Inc., Sponsored ADR	773	23,971
	Woori Financial Group, Inc.	178,328	1,848,971
*	Woori Technology Investment Co. Ltd.	10,762	48,885
*	Woori Technology, Inc.	22,299	21,032
*	Woory Industrial Co. Ltd.	1,680	16,145
*	Worldex Industry & Trading Co. Ltd., Class C	3,898	69,329
*	Wysiwyg Studios Co. Ltd.	6,944	15,847
*	Y G-1 Co. Ltd.	3,071	15,089
*	Y2 Solution Co. Ltd.	629	1,321
	Yesco Holdings Co. Ltd.	725	18,526
*	YG Entertainment, Inc.	2,965	98,285
*	YG PLUS	9,726	30,327
*	YIK Corp.	4,787	19,710
*	YMC Co. Ltd.	1,824	7,058
*	YMT Co. Ltd.	1,245	9,557
*	Yoosung Enterprise Co. Ltd.	4,273	8,842
*	Youlchon Chemical Co. Ltd.	1,214	26,173
*	Young Poong Corp.	119	46,925
	Young Poong Precision Corp.	1,490	13,872
*	Youngone Corp.	8,797	315,813
	Youngone Holdings Co. Ltd.	1,616	97,949
*	Yuanta Securities Korea Co. Ltd.	27,085	50,343
*	Yuhan Corp.	7,904	349,329
*	YuHwa Securities Co. Ltd.	6,972	11,492
*	Yungjin Pharmaceutical Co. Ltd.	3,689	5,599
*	Zeus Co. Ltd.	3,741	47,587
*	Zinus, Inc.	2,715	27,672
TOTAL SOUTH KOREA			136,666,048
TAIWAN — (18.4%)
	Aaeon Technology, Inc.	4,000	20,708
	ABC Taiwan Electronics Corp.	19,210	13,498
	Abico Avy Co. Ltd.	36,021	27,216
	Ability Enterprise Co. Ltd.	47,000	37,266
	Ability Opto-Electronics Technology Co. Ltd.	10,200	66,629
	Abnova Corp.	17,000	18,066
#	AcBel Polytech, Inc.	146,382	190,146
	Accton Technology Corp.	106,000	1,783,191
	Acer, Inc.	1,074,000	1,577,269
	ACES Electronic Co. Ltd.	25,764	31,929
*	Acon Holding, Inc.	48,041	16,243
	Acter Group Corp. Ltd.	35,518	205,646
	Action Electronics Co. Ltd.	52,000	30,044
	ADATA Technology Co. Ltd.	66,027	202,102
	Addcn Technology Co. Ltd.	7,715	49,582
	Advanced Ceramic X Corp.	8,000	55,067
	Advanced Energy Solution Holding Co. Ltd.	4,000	80,640
	Advanced International Multitech Co. Ltd.	22,000	49,681
*	Advanced Optoelectronic Technology, Inc.	36,000	34,743
	Advanced Power Electronics Corp.	13,000	36,782
	Advancetek Enterprise Co. Ltd.	98,000	114,298
	Advantech Co. Ltd.	63,406	683,467
	AEON Motor Co. Ltd.	9,000	9,895
	Aerospace Industrial Development Corp.	102,000	159,879
	AGV Products Corp.	138,000	51,906

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airmate Cayman International Co. Ltd.	21,836	$11,171
	Airtac International Group	14,532	435,520
	Alchip Technologies Ltd.	8,000	992,319
#	Alexander Marine Co. Ltd.	4,000	43,017
#*	ALI Corp.	49,000	41,266
	Allied Circuit Co. Ltd.	5,000	23,710
	Allied Supreme Corp.	15,000	156,561
	Allis Electric Co. Ltd.	54,036	144,816
	Alltek Technology Corp.	27,475	30,902
	Alltop Technology Co. Ltd.	12,001	73,506
	Alpha Networks, Inc.	59,772	73,503
	Altek Corp.	72,000	84,131
	Amazing Microelectronic Corp.	18,295	64,648
	AMICCOM Electronics Corp.	18,000	20,791
	AMPACS Corp.	9,000	14,134
	Ampire Co. Ltd.	16,000	19,296
	AMPOC Far-East Co. Ltd.	22,000	60,419
	AmTRAN Technology Co. Ltd.	185,489	78,776
*	Amulaire Thermal Technology, Inc.	16,883	16,671
	Anji Technology Co. Ltd.	14,278	16,818
	Anpec Electronics Corp.	17,000	113,708
	AP Memory Technology Corp.	7,000	116,523
	Apac Opto Electronics, Inc.	20,000	72,068
	Apacer Technology, Inc.	16,000	29,504
	APCB, Inc.	35,000	25,803
	Apex Science & Engineering	30,600	11,912
	Arcadyan Technology Corp.	31,805	175,118
	Argosy Research, Inc.	14,013	77,852
	ASE Technology Holding Co. Ltd.	380,000	1,643,034
	Asia Optical Co., Inc.	68,000	145,791
	Asia Polymer Corp.	90,295	64,034
	Asia Tech Image, Inc.	21,000	43,907
#	Asia Vital Components Co. Ltd.	86,158	1,170,144
	ASIX Electronics Corp.	7,000	27,933
	ASMedia Technology, Inc.	2,000	118,263
	ASolid Technology Co. Ltd.	5,000	15,097
	ASPEED Technology, Inc.	11,600	1,139,348
	ASROCK, Inc.	13,000	96,051
	Asustek Computer, Inc.	142,000	2,016,302
	Aten International Co. Ltd.	20,000	50,869
	Audix Corp.	21,000	42,571
	AURAS Technology Co. Ltd.	14,000	168,585
	Aurora Corp.	17,000	39,991
	Aurotek Corp.	21,000	17,577
	Avalue Technology, Inc.	11,000	41,130
	Avermedia Technologies	30,400	32,776
	Axiomtek Co. Ltd.	21,986	58,782
*	Azurewave Technologies, Inc.	20,000	36,994
	Bafang Yunji International Co. Ltd., Class C	5,000	26,064
*	Bank of Kaohsiung Co. Ltd.	159,932	61,071
	Baolong International Co. Ltd.	14,000	6,783
	Basso Industry Corp.	38,000	48,376
	BenQ Materials Corp.	52,000	57,746
	BES Engineering Corp.	385,000	151,030
	Bin Chuan Enterprise Co. Ltd.	29,000	22,442
	Bionime Corp.	5,000	11,282
	Bioteque Corp.	10,000	35,648
	Bizlink Holding, Inc.	29,077	213,986
	Bora Pharmaceuticals Co. Ltd.	6,896	147,514

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Brave C&H Supply Co. Ltd.	6,000	$26,376
	Bright Led Electronics Corp.	27,000	16,197
	Brighten Optix Corp.	2,000	11,830
	Brighton-Best International Taiwan, Inc.	90,000	97,156
	Browave Corp.	9,000	26,150
	C Sun Manufacturing Ltd.	26,267	70,304
*	Calin Technology Co. Ltd.	12,000	15,369
	Cameo Communications, Inc.	32,537	10,259
	Capital Futures Corp.	17,312	27,632
	Capital Securities Corp.	359,000	184,054
	Career Technology MFG. Co. Ltd.	105,889	69,163
	Carnival Industrial Corp.	21,000	8,064
#	Castles Technology Co. Ltd.	19,458	73,458
	Caswell, Inc.	8,000	27,925
	Catcher Technology Co. Ltd.	151,000	938,275
	Cathay Chemical Works	14,000	21,846
	Cathay Financial Holding Co. Ltd.	1,014,188	1,426,181
	Cathay Real Estate Development Co. Ltd.	234,000	142,892
	Cayman Engley Industrial Co. Ltd.	8,000	14,098
	CCP Contact Probes Co. Ltd.	22,000	29,054
	Celxpert Energy Corp.	33,316	29,763
#	Center Laboratories, Inc.	96,986	141,247
*	Central Reinsurance Co. Ltd.	105,642	77,742
	Chailease Holding Co. Ltd.	241,470	1,336,663
*	ChainQui Construction Development Co. Ltd.	34,700	19,330
*	Champion Building Materials Co. Ltd.	45,000	15,580
	Champion Microelectronic Corp.	4,100	9,374
	Chang Hwa Commercial Bank Ltd.	484,343	270,386
	Chang Wah Electromaterials, Inc.	70,000	80,314
	Chang Wah Technology Co. Ltd.	63,000	66,899
#	Channel Well Technology Co. Ltd.	43,000	107,982
	Chant Sincere Co. Ltd.	5,000	13,322
	CHC Healthcare Group	21,000	37,729
	Chen Full International Co. Ltd.	29,000	35,226
	Chenbro Micom Co. Ltd.	15,000	134,042
	Cheng Loong Corp.	234,000	215,421
	Cheng Mei Materials Technology Corp.	141,065	60,382
	Cheng Shin Rubber Industry Co. Ltd.	258,000	374,085
	Cheng Uei Precision Industry Co. Ltd.	93,000	132,659
	Chia Chang Co. Ltd.	34,000	46,345
	Chia Hsin Cement Corp.	92,320	52,623
	Chicony Electronics Co. Ltd.	179,185	939,507
	Chicony Power Technology Co. Ltd.	37,055	172,830
	Chieftek Precision Co. Ltd.	9,680	19,591
	Chien Kuo Construction Co. Ltd.	24,000	13,221
	Chien Shing Harbour Service Co. Ltd.	8,000	11,293
	China Bills Finance Corp.	222,000	104,282
	China Chemical & Pharmaceutical Co. Ltd.	76,000	56,576
*	China Development Financial Holding Corp.	2,432,019	933,694
	China Electric Manufacturing Corp.	63,900	33,929
	China General Plastics Corp.	110,971	72,814
	China Glaze Co. Ltd.	40,000	21,995
*	China Man-Made Fiber Corp.	347,588	86,205
	China Metal Products	53,000	66,727
	China Motor Corp.	64,200	234,242
	China Steel Chemical Corp.	33,000	119,597
	China Steel Corp.	472,000	378,229
	China Wire & Cable Co. Ltd.	21,000	23,429
	Ching Feng Home Fashions Co. Ltd.	35,875	23,446

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chipbond Technology Corp.	174,000	$400,276
	Chlitina Holding Ltd.	17,000	102,337
	Chong Hong Construction Co. Ltd.	47,000	113,914
	Chroma ATE, Inc.	63,000	402,651
	Chun YU Works & Co. Ltd.	17,850	13,212
	Chun Yuan Steel Industry Co. Ltd.	81,000	45,838
	Chung Hung Steel Corp.	131,000	99,465
	Chung Hwa Food Industrial Co. Ltd.	8,500	26,918
	Chung Hwa Pulp Corp.	63,000	45,318
	Chung-Hsin Electric & Machinery Manufacturing Corp.	182,000	691,251
	Chunghwa Precision Test Tech Co. Ltd.	4,000	67,617
	Cleanaway Co. Ltd.	14,000	80,035
#	Clevo Co.	138,000	182,096
*	CMC Magnetics Corp.	272,437	93,355
	Collins Co. Ltd.	24,000	14,896
	Compal Electronics, Inc.	1,261,000	1,446,186
	Compucase Enterprise	19,000	46,534
	Concord International Securities Co. Ltd.	26,165	14,320
*	Concord Securities Co. Ltd.	124,674	51,919
	Continental Holdings Corp.	111,000	96,239
	Contrel Technology Co. Ltd.	38,000	26,153
	Coremax Corp.	15,265	33,673
	Coretronic Corp.	99,000	223,543
#	Co-Tech Development Corp.	54,000	101,148
	Cowealth Medical Holding Co. Ltd.	9,450	7,567
	Coxon Precise Industrial Co. Ltd.	18,000	9,926
	Creative Sensor, Inc.	17,000	15,692
	Crowell Development Corp.	45,000	54,303
*	CSBC Corp. Taiwan	67,700	38,846
	CTBC Financial Holding Co. Ltd.	2,601,000	2,359,657
	CTCI Corp.	112,000	151,252
	CviLux Corp.	25,000	34,722
	CX Technology Co. Ltd.	16,875	15,306
	Cyberlink Corp.	7,000	20,538
	CyberPower Systems, Inc.	16,800	100,724
*	CyberTAN Technology, Inc.	111,000	73,525
	Cystech Electronics Corp.	3,150	7,951
	DA CIN Construction Co. Ltd.	65,600	99,844
	Dadi Early-Childhood Education Group Ltd.	2,000	2,460
	Dafeng TV Ltd.	10,000	16,433
	Da-Li Development Co. Ltd.	56,070	61,052
	Darfon Electronics Corp.	51,000	82,796
	Darwin Precisions Corp.	87,000	42,905
	Daxin Materials Corp.	18,000	61,408
	De Licacy Industrial Co. Ltd.	76,338	31,691
	Delta Electronics, Inc.	106,000	948,551
	Depo Auto Parts Ind Co. Ltd.	13,000	62,021
	DFI, Inc.	5,000	10,414
	Dimerco Data System Corp.	9,450	40,596
	Dimerco Express Corp.	60,104	167,843
	D-Link Corp.	143,920	88,810
	Donpon Precision, Inc.	27,000	21,351
	Dr Wu Skincare Co. Ltd.	6,000	28,362
	Draytek Corp.	13,000	12,507
	Dyaco International, Inc.	28,979	30,124
	Dynapack International Technology Corp.	37,000	98,373
	E Ink Holdings, Inc.	60,000	397,902
	E.Sun Financial Holding Co. Ltd.	953,672	752,723
*	Eastern Media International Corp.	39,465	26,322

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eclat Textile Co. Ltd.	17,000	$296,706
	Edimax Technology Co. Ltd.	46,000	23,978
	Edison Opto Corp.	12,619	10,186
	Edom Technology Co. Ltd.	44,000	34,441
	eGalax_eMPIA Technology, Inc.	19,032	36,283
	Elan Microelectronics Corp.	53,100	253,990
	E-Lead Electronic Co. Ltd.	13,328	25,053
	E-LIFE MALL Corp.	20,000	54,290
	Elite Advanced Laser Corp.	25,600	50,972
	Elite Material Co. Ltd.	69,000	1,013,652
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	167,290
	Elitegroup Computer Systems Co. Ltd.	88,000	86,752
	eMemory Technology, Inc.	14,000	1,248,653
	Emerging Display Technologies Corp.	44,000	45,241
	Ennoconn Corp.	24,464	210,357
*	Ennostar, Inc.	87,000	116,691
*	Epileds Technologies, Inc.	16,000	10,994
	Eris Technology Corp.	4,520	37,077
	Eson Precision Ind Co. Ltd.	14,000	24,978
	Eternal Materials Co. Ltd.	260,224	238,157
	Evergreen Marine Corp. Taiwan Ltd.	160,800	771,288
	Evergreen Steel Corp.	49,000	176,861
	Everlight Chemical Industrial Corp.	165,000	98,647
	Everlight Electronics Co. Ltd.	117,000	181,196
*	Everspring Industry Co. Ltd.	35,100	16,240
	Excel Cell Electronic Co. Ltd.	15,000	11,292
	Excelliance Mos Corp.	8,000	31,534
	Excelsior Medical Co. Ltd.	16,850	46,620
	Far Eastern Department Stores Ltd.	142,000	112,752
	Far Eastern International Bank	319,061	124,323
	Far Eastern New Century Corp.	332,000	327,566
	Far EasTone Telecommunications Co. Ltd.	131,000	336,254
	Faraday Technology Corp.	42,000	555,110
	Farglory F T Z Investment Holding Co. Ltd.	14,426	25,683
	Farglory Land Development Co. Ltd.	94,000	172,025
	Feedback Technology Corp.	12,000	36,542
	Feng Hsin Steel Co. Ltd.	68,000	147,412
	Feng TAY Enterprise Co. Ltd.	59,048	304,453
	First Financial Holding Co. Ltd.	1,437,586	1,219,964
	First Hi-Tec Enterprise Co. Ltd.	13,793	48,237
	First Hotel	33,000	15,888
	First Insurance Co. Ltd.	69,000	40,372
	FIT Holding Co. Ltd.	46,000	63,669
	Fitipower Integrated Technology, Inc.	18,450	138,144
	Fittech Co. Ltd.	15,279	31,405
	FLEXium Interconnect, Inc.	93,000	253,748
	Flytech Technology Co. Ltd.	26,000	56,417
	FocalTech Systems Co. Ltd.	39,000	123,046
	Forcecon Tech Co. Ltd.	18,754	97,313
*	Forest Water Environment Engineering Co. Ltd.	9,630	9,896
	Formosa Chemicals & Fibre Corp.	242,000	436,899
*	Formosa International Hotels Corp.	6,000	40,745
	Formosa Laboratories, Inc.	30,634	109,776
	Formosa Oilseed Processing Co. Ltd.	8,400	14,219
	Formosa Optical Technology Co. Ltd.	7,000	19,568
	Formosa Plastics Corp.	149,000	342,409
	Formosan Rubber Group, Inc.	74,700	56,435
	Formosan Union Chemical	115,000	75,749
#	Fortune Electric Co. Ltd.	22,000	311,165

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Founding Construction & Development Co. Ltd.	57,000	$41,599
	Foxconn Technology Co. Ltd.	37,000	59,583
	Foxsemicon Integrated Technology, Inc.	22,150	152,740
	FSP Technology, Inc.	40,000	66,231
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	18,975
	Fu Hua Innovation Co. Ltd.	55,537	49,958
	Fubon Financial Holding Co. Ltd.	877,743	1,804,244
	Fulgent Sun International Holding Co. Ltd.	33,092	133,237
	Fusheng Precision Co. Ltd.	21,000	151,761
	G Shank Enterprise Co. Ltd.	34,000	77,041
	Gallant Precision Machining Co. Ltd.	18,000	19,986
	Gamania Digital Entertainment Co. Ltd.	37,000	91,498
*	GCS Holdings, Inc.	20,000	19,169
	GEM Services, Inc.	12,100	25,472
	Gemtek Technology Corp.	109,000	123,386
	General Interface Solution Holding Ltd.	64,000	127,958
	General Plastic Industrial Co. Ltd.	24,000	25,856
	Generalplus Technology, Inc.	19,000	31,393
	Genius Electronic Optical Co. Ltd.	23,634	300,457
	Genmont Biotech, Inc.	13,000	9,737
	Genovate Biotechnology Co. Ltd.	21,000	16,750
	GeoVision, Inc.	24,000	33,332
	Getac Holdings Corp.	97,000	318,972
	GFC Ltd.	6,000	15,914
	Giant Manufacturing Co. Ltd.	67,393	383,596
	Gigabyte Technology Co. Ltd.	81,000	801,542
*	Gigasolar Materials Corp.	9,265	29,552
*	Gigastorage Corp.	33,000	17,721
	Global Lighting Technologies, Inc.	21,000	33,094
#	Global Unichip Corp.	19,000	932,837
	Globaltek Fabrication Co. Ltd.	9,000	14,726
*	Globe Union Industrial Corp.	61,138	29,843
	Gloria Material Technology Corp.	45,000	68,321
	GMI Technology, Inc.	26,247	20,866
	Goldsun Building Materials Co. Ltd., Class C	198,000	187,748
	Good Will Instrument Co. Ltd.	13,000	17,372
	Gourmet Master Co. Ltd.	12,208	37,422
*	Grand Fortune Securities Co. Ltd.	29,000	11,999
	Grand Pacific Petrochemical	191,145	87,878
	Grand Process Technology Corp.	5,000	101,011
	GrandTech CG Systems, Inc.	12,272	26,715
	Grape King Bio Ltd.	31,000	150,996
	Great China Metal Industry	55,000	41,946
	Great Taipei Gas Co. Ltd.	149,000	154,153
	Great Tree Pharmacy Co. Ltd.	21,236	226,304
	Greatek Electronics, Inc.	66,000	124,769
	Group Up Industrial Co. Ltd.	4,000	19,464
	GTM Holdings Corp.	43,000	41,877
	Gudeng Precision Industrial Co. Ltd.	8,393	107,697
	Hannstar Board Corp.	75,314	136,916
	Hanpin Electron Co. Ltd.	14,000	17,917
	Harvatek Corp.	45,000	36,277
	Heran Co. Ltd.	12,000	43,345
	Hey Song Corp.	74,000	93,984
	Hi-Clearance, Inc.	8,592	36,621
	Highlight Tech Corp.	22,833	37,302
	Highwealth Construction Corp.	236,468	299,077
*	HIM International Music, Inc.	10,000	34,543
	Hiroca Holdings Ltd.	23,000	28,634

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hitron Technology, Inc.	25,080	$27,031
	Hiwin Technologies Corp.	48,350	339,373
	Hiyes International Co. Ltd.	5,000	15,022
	Ho Tung Chemical Corp.	324,000	91,864
	Hocheng Corp.	66,420	36,070
	Holiday Entertainment Co. Ltd.	8,500	24,380
	Holtek Semiconductor, Inc.	44,000	86,941
	Holy Stone Enterprise Co. Ltd.	28,350	85,096
	Hon Hai Precision Industry Co. Ltd.	1,101,600	3,603,580
	Hon Hai Precision Industry Co. Ltd., GDR	10,666	68,625
	Hong Pu Real Estate Development Co. Ltd.	57,000	53,392
	Hong TAI Electric Industrial	70,000	60,514
	Hong YI Fiber Industry Co.	34,000	18,240
	Hotai Finance Co. Ltd.	52,800	204,437
	Hotai Motor Co. Ltd.	28,600	579,380
	Hsin Kuang Steel Co. Ltd.	22,000	39,139
	Hsin Yung Chien Co. Ltd.	11,620	38,798
	Hsing TA Cement Co.	53,000	29,992
*	HTC Corp.	146,000	228,083
	Hu Lane Associate, Inc.	12,400	59,484
	HUA ENG Wire & Cable Co. Ltd.	90,000	58,815
*	Hua Jung Components Co. Ltd.	38,000	18,127
	Hua Nan Financial Holdings Co. Ltd., Class C	1,114,747	767,892
	Huaku Development Co. Ltd.	75,000	227,878
	Huang Hsiang Construction Corp.	13,000	17,871
	Huikwang Corp.	18,000	19,548
	Hung Ching Development & Construction Co. Ltd.	47,000	44,379
	Hung Sheng Construction Ltd.	128,592	81,679
	Huxen Corp.	10,000	16,529
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	11,151
	Hwacom Systems, Inc.	17,000	10,278
	Ibase Technology, Inc.	10,000	27,562
*	IBF Financial Holdings Co. Ltd.	729,897	278,573
	IC Plus Corp.	14,000	25,307
	Ichia Technologies, Inc.	62,000	67,111
	I-Chiun Precision Industry Co. Ltd.	25,000	39,497
	IEI Integration Corp.	41,220	102,767
	Infortrend Technology, Inc.	56,000	36,441
	Info-Tek Corp.	24,000	37,513
	Innodisk Corp.	20,466	198,387
	Inpaq Technology Co. Ltd.	21,424	51,780
	Insyde Software Corp.	14,000	112,758
	Intai Technology Corp.	6,000	23,535
	Integrated Service Technology, Inc.	14,000	48,376
	IntelliEPI, Inc.	6,000	11,128
	Interactive Digital Technologies, Inc.	5,000	12,056
	International CSRC Investment Holdings Co.	218,220	130,849
	International Games System Co. Ltd., Class C	44,000	1,164,050
#	Inventec Corp.	368,000	646,325
	Iron Force Industrial Co. Ltd.	8,000	22,405
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,002
	I-Sunny Construction & Development Co. Ltd.	20,903	59,961
	ITE Technology, Inc.	26,000	126,254
	ITEQ Corp.	43,822	116,022
#	Jarllytec Co. Ltd.	18,000	134,058
	Jean Co. Ltd.	48,932	40,591
	Jentech Precision Industrial Co. Ltd.	15,098	361,407
	Jess-Link Products Co. Ltd.	27,000	68,787
	Jia Wei Lifestyle, Inc.	7,619	14,686

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jih Lin Technology Co. Ltd.	16,000	$33,500
#	Jinan Acetate Chemical Co. Ltd.	9,384	251,785
*	Jinli Group Holdings Ltd.	46,391	15,848
	Jourdeness Group Ltd.	9,000	16,175
	Kaimei Electronic Corp.	15,120	30,766
	Kaori Heat Treatment Co. Ltd.	21,000	151,906
	Kaulin Manufacturing Co. Ltd.	23,000	9,628
	Kedge Construction Co. Ltd.	21,631	54,614
	KEE TAI Properties Co. Ltd.	101,000	49,604
	Kerry TJ Logistics Co. Ltd.	47,000	55,950
	Key Ware Electronics Co. Ltd.	37,425	13,969
	Keystone Microtech Corp.	4,000	37,102
	KHGEARS International Ltd.	5,420	14,610
	Kindom Development Co. Ltd.	117,900	149,023
#	King Slide Works Co. Ltd.	9,000	298,879
	King's Town Bank Co. Ltd.	196,000	255,036
*	King's Town Construction Co. Ltd.	27,000	26,817
	Kinik Co.	16,000	111,995
	Kinko Optical Co. Ltd.	35,163	29,359
	Kinpo Electronics	312,000	153,395
	Kinsus Interconnect Technology Corp.	66,000	211,261
	KMC Kuei Meng International, Inc.	16,250	65,644
	KNH Enterprise Co. Ltd.	45,000	38,042
	Ko Ja Cayman Co. Ltd.	9,606	18,546
	KS Terminals, Inc.	32,000	69,668
	Kung Long Batteries Industrial Co. Ltd.	12,000	49,852
*	Kung Sing Engineering Corp.	137,500	55,296
	Kuo Toong International Co. Ltd.	68,248	123,078
*	Kuo Yang Construction Co. Ltd.	57,549	40,206
	Kwong Lung Enterprise Co. Ltd.	24,000	44,444
	KYE Systems Corp.	43,000	22,373
	L&K Engineering Co. Ltd.	56,000	305,636
	La Kaffa International Co. Ltd.	6,000	24,953
	LandMark Optoelectronics Corp.	17,000	58,244
*	Lang, Inc.	9,000	11,511
	Lanner Electronics, Inc.	25,143	92,307
	Largan Precision Co. Ltd.	11,000	872,132
	Laser Tek Taiwan Co. Ltd.	31,350	34,225
	Laster Tech Corp. Ltd.	12,579	19,480
*	Lealea Enterprise Co. Ltd.	150,800	48,323
	LEE CHI Enterprises Co. Ltd.	63,000	30,229
	Lelon Electronics Corp.	18,832	41,277
	Lemtech Holdings Co. Ltd.	4,138	11,310
*	Leofoo Development Co. Ltd.	23,000	12,990
*	Li Cheng Enterprise Co. Ltd.	34,458	21,583
*	Li Peng Enterprise Co. Ltd.	171,000	42,085
	Lian HWA Food Corp.	20,757	57,483
	Lida Holdings Ltd.	10,000	10,274
	Lien Hwa Industrial Holdings Corp.	178,503	369,753
	Lingsen Precision Industries Ltd.	82,000	63,861
	Lite-On Technology Corp.	247,000	855,389
	Liton Technology Corp.	12,000	13,363
	Long Da Construction & Development Corp.	54,000	54,265
	Longchen Paper & Packaging Co. Ltd.	215,583	95,138
	Longwell Co.	23,000	47,313
	Lotes Co. Ltd.	23,097	728,615
	Lotus Pharmaceutical Co. Ltd.	33,000	293,868
	Lu Hai Holding Corp.	7,700	7,122
	Lumax International Corp. Ltd.	18,000	51,808

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Lung Yen Life Service Corp.	33,000	$40,748
	M31 Technology Corp.	2,200	123,219
	Macauto Industrial Co. Ltd.	5,000	11,232
	Machvision, Inc.	11,159	98,173
	Macroblock, Inc.	5,000	16,107
	Makalot Industrial Co. Ltd.	50,258	576,520
	Marketech International Corp.	17,000	79,587
	Materials Analysis Technology, Inc.	14,725	118,620
	Mechema Chemicals International Corp.	18,000	45,758
	Medeon Biodesign, Inc.	2,771	4,218
	MediaTek, Inc.	171,000	5,276,653
	Mega Financial Holding Co. Ltd.	412,819	495,886
	Meiloon Industrial Co.	13,600	8,592
*	Mercuries & Associates Holding Ltd.	117,593	46,514
*	Mercuries Life Insurance Co. Ltd.	853,755	131,424
	Merida Industry Co. Ltd.	39,000	213,590
	Merry Electronics Co. Ltd.	42,576	138,573
	METAAGE Corp.	30,000	67,752
	Micro-Star International Co. Ltd.	233,000	1,351,406
	Mildef Crete, Inc.	10,000	26,116
	MIN AIK Technology Co. Ltd.	35,000	22,382
	Mirle Automation Corp.	39,000	44,646
	Mitac Holdings Corp.	247,073	355,118
	MJ International Co. Ltd.	9,000	13,475
#	momo.com, Inc.	32,604	452,576
	MOSA Industrial Corp.	22,723	16,626
	Mosel Vitelic, Inc.	12,000	11,879
	MPI Corp.	22,000	193,684
	Nak Sealing Technologies Corp.	9,000	36,906
	Nan Liu Enterprise Co. Ltd.	5,000	11,529
	Nan Pao Resins Chemical Co. Ltd.	23,000	213,183
	Nan Ya Plastics Corp.	363,000	703,497
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	18,776
	Nantex Industry Co. Ltd.	99,200	114,432
	Nanya Technology Corp.	171,000	375,048
	National Aerospace Fasteners Corp.	6,000	17,407
	National Petroleum Co. Ltd.	22,000	46,886
	Netronix, Inc.	11,000	31,664
	New Best Wire Industrial Co. Ltd.	18,000	19,871
	Nexcom International Co. Ltd.	30,000	44,867
	Nichidenbo Corp.	36,000	64,987
	Nidec Chaun-Choung Technology Corp.	5,000	20,911
	Nien Hsing Textile Co. Ltd.	44,000	26,835
	Nien Made Enterprise Co. Ltd.	25,000	267,259
	Niko Semiconductor Co. Ltd.	17,400	30,439
	Nishoku Technology, Inc.	10,000	33,087
	Nova Technology Corp.	12,000	53,300
	Novatek Microelectronics Corp.	135,000	2,199,109
	Nuvoton Technology Corp.	48,000	196,460
	O-Bank Co. Ltd.	259,507	77,995
*	Ocean Plastics Co. Ltd.	70,000	81,206
	OK Biotech Co. Ltd.	43,928	34,727
	Optimax Technology Corp.	30,830	32,615
*	Orient Europharma Co. Ltd.	7,000	8,487
	Orient Semiconductor Electronics Ltd.	72,000	146,518
	Oriental Union Chemical Corp.	156,000	91,994
	O-TA Precision Industry Co. Ltd.	12,000	33,992
	Pacific Construction Co.	73,000	23,304
	Pacific Hospital Supply Co. Ltd.	13,000	35,093

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	PADAUK Technology Co. Ltd.	3,993	$17,340
	Paiho Shih Holdings Corp.	28,178	16,110
	Pan Asia Chemical Corp.	38,135	15,343
	Pan Jit International, Inc.	58,900	116,021
	Pan-International Industrial Corp.	83,000	87,592
	Panion & BF Biotech, Inc.	8,563	28,257
	Parade Technologies Ltd.	9,000	319,294
	Paragon Technologies Co. Ltd.	21,000	22,432
	Parpro Corp.	18,000	19,119
*	PChome Online, Inc.	42,983	61,422
	PCL Technologies, Inc.	8,297	19,242
	P-Duke Technology Co. Ltd.	11,579	35,365
	Pegatron Corp.	452,000	1,191,549
*	PharmaEssentia Corp.	16,703	167,713
	Phison Electronics Corp.	52,000	873,301
	Phoenix Silicon International Corp.	28,427	46,423
	Pixart Imaging, Inc.	31,000	157,355
	Planet Technology Corp.	17,000	77,743
*	Plotech Co. Ltd.	34,200	17,963
	Polytronics Technology Corp.	9,423	15,891
	Posiflex Technology, Inc.	3,000	11,270
	Pou Chen Corp.	278,000	279,859
	Powertech Technology, Inc.	232,000	1,077,103
	Powertip Technology Corp.	38,000	19,491
	Poya International Co. Ltd.	8,373	137,957
	President Chain Store Corp.	88,000	741,959
	President Securities Corp.	229,604	138,064
	Primax Electronics Ltd.	91,000	190,763
*	Prime Electronics & Satellitics, Inc.	46,000	15,874
	Prince Housing & Development Corp.	286,000	95,820
	Pro Hawk Corp.	5,000	23,790
	Promate Electronic Co. Ltd.	37,000	70,586
	Prosperity Dielectrics Co. Ltd.	27,000	39,216
	Qisda Corp.	394,000	585,296
	Qualipoly Chemical Corp.	32,000	38,291
	Quang Viet Enterprise Co. Ltd.	9,000	31,552
	Quanta Computer, Inc.	200,000	1,581,403
	Quanta Storage, Inc.	66,000	168,298
	Radiant Opto-Electronics Corp.	103,000	455,501
*	Radium Life Tech Co. Ltd.	176,000	52,909
	Rafael Microelectronics, Inc.	1,607	7,424
	Raydium Semiconductor Corp.	9,000	107,995
	Realtek Semiconductor Corp.	63,000	942,820
	Rechi Precision Co. Ltd.	86,000	60,686
*	Rexon Industrial Corp. Ltd.	20,000	28,497
*	Rich Development Co. Ltd.	229,000	68,715
*	Ritek Corp.	176,099	43,820
	Rodex Fasteners Corp.	12,000	16,899
	Ruentex Engineering & Construction Co.	24,440	91,919
	Ruentex Industries Ltd.	159,784	306,166
	Run Long Construction Co. Ltd.	65,000	213,742
	Sakura Development Co. Ltd.	32,457	50,051
	Sampo Corp.	77,800	70,808
	San Fang Chemical Industry Co. Ltd.	65,000	54,523
	San Far Property Ltd.	55,003	38,129
	San Shing Fastech Corp.	22,000	38,644
	Sanitar Co. Ltd.	9,000	10,449
	Sanyang Motor Co. Ltd.	121,000	272,077
	Savior Lifetec Corp.	45,000	28,704

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Scan-D Corp.	11,000	$14,733
	Scientech Corp.	10,000	69,140
	SDI Corp.	19,000	62,123
	Sea & Land Integrated Corp.	22,100	15,608
	Sea Sonic Electronics Co. Ltd.	8,000	23,502
	Securitag Assembly Group Co.	4,000	12,885
	Senao International Co. Ltd.	33,000	39,872
#	Senao Networks, Inc.	7,000	53,459
	Sensortek Technology Corp.	7,000	100,453
	Sercomm Corp.	70,000	289,959
	Sesoda Corp.	39,680	40,907
	Shanghai Commercial & Savings Bank Ltd.	367,856	519,906
	Shan-Loong Transportation Co. Ltd.	24,000	22,842
	Sharehope Medicine Co. Ltd.	38,851	40,209
	Sheng Yu Steel Co. Ltd.	15,000	13,460
	ShenMao Technology, Inc.	18,000	38,422
	Shih Her Technologies, Inc.	11,000	31,927
	Shihlin Electric & Engineering Corp.	82,000	317,561
	Shin Hsiung Natural Gas Co. Ltd.	12,751	22,807
*	Shin Kong Financial Holding Co. Ltd.	3,226,601	863,930
	Shin Ruenn Development Co. Ltd.	15,858	29,522
	Shin Shin Natural Gas Co.	7,000	9,004
	Shin Zu Shing Co. Ltd.	49,866	237,671
	Shinih Enterprise Co. Ltd.	17,000	10,911
*	Shining Building Business Co. Ltd.	102,206	33,594
	Shinkong Insurance Co. Ltd.	76,000	167,406
	Shinkong Synthetic Fibers Corp.	339,000	162,109
	Shinkong Textile Co. Ltd.	29,000	41,878
	Shiny Chemical Industrial Co. Ltd.	27,498	116,201
	ShunSin Technology Holding Ltd.	7,000	41,938
*	Shuttle, Inc.	106,000	57,748
	Sigurd Microelectronics Corp.	126,438	272,546
	Silergy Corp.	34,000	418,429
	Silicon Power Computer & Communications, Inc.	21,000	22,961
	Simplo Technology Co. Ltd.	45,000	582,349
	Sinbon Electronics Co. Ltd.	47,000	386,954
	Singatron Enterprise Co. Ltd.	17,000	16,950
	Sinher Technology, Inc.	11,000	12,021
	Sinmag Equipment Corp.	11,000	51,614
	Sinon Corp.	130,000	160,125
	SinoPac Financial Holdings Co. Ltd.	953,490	583,509
	Sinopower Semiconductor, Inc.	5,500	19,075
	Sinphar Pharmaceutical Co. Ltd.	23,000	24,000
	Sinyi Realty, Inc.	47,965	44,415
	Sirtec International Co. Ltd.	25,200	24,330
	Sitronix Technology Corp.	31,000	268,990
	Siward Crystal Technology Co. Ltd.	33,000	35,045
	Soft-World International Corp.	16,000	73,171
	Solar Applied Materials Technology Corp.	151,711	190,523
	Solomon Technology Corp.	28,000	35,342
	Solteam, Inc.	20,264	27,551
	Sonix Technology Co. Ltd.	35,000	59,452
	Speed Tech Corp.	20,000	37,495
	Spirox Corp.	17,000	33,251
	Sporton International, Inc.	29,402	217,684
	Sports Gear Co. Ltd.	23,000	50,530
	St Shine Optical Co. Ltd.	9,000	55,102
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	40,932
	Standard Foods Corp.	88,000	105,225

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Stark Technology, Inc.	18,000	$69,186
	Sun Race Sturmey-Archer, Inc.	7,000	6,967
	Sun Yad Construction Co. Ltd.	58,933	25,936
	Sunfun Info Co. Ltd.	3,000	21,069
	Sunjuice Holdings Co. Ltd.	3,000	22,054
	Sunko INK Co. Ltd.	64,750	29,669
	SunMax Biotechnology Co. Ltd.	6,000	38,611
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	148,906
	Sunplus Innovation Technology, Inc.	6,000	31,286
	Sunplus Technology Co. Ltd.	118,000	121,533
	Sunrex Technology Corp.	28,000	50,375
	Sunspring Metal Corp.	27,540	22,143
	Supreme Electronics Co. Ltd.	199,025	382,357
	Swancor Holding Co. Ltd.	26,000	81,328
	Sweeten Real Estate Development Co. Ltd.	44,303	39,282
	Symtek Automation Asia Co. Ltd.	6,242	20,571
	Syncmold Enterprise Corp.	22,500	55,112
*	SYNergy ScienTech Corp.	12,000	9,619
	Syngen Biotech Co. Ltd.	4,000	19,280
	Synnex Technology International Corp.	413,000	948,238
	Systex Corp.	50,000	184,188
	T3EX Global Holdings Corp.	29,000	83,658
	TA Chen Stainless Pipe	666,801	788,522
	Ta Liang Technology Co. Ltd.	11,330	20,142
	Ta Ya Electric Wire & Cable	103,630	115,295
	Tah Hsin Industrial Corp.	12,870	29,506
	TA-I Technology Co. Ltd.	26,750	38,618
*	Tai Tung Communication Co. Ltd.	26,385	20,627
	Taichung Commercial Bank Co. Ltd.	782,122	392,126
	TaiDoc Technology Corp.	20,000	102,074
	Taiflex Scientific Co. Ltd.	40,000	61,592
	Taimide Tech, Inc.	27,000	35,497
	Tainan Enterprises Co. Ltd.	15,000	13,633
	Tai-Saw Technology Co. Ltd.	16,000	13,118
	Taishin Financial Holding Co. Ltd.	1,522,572	834,082
	TaiSol Electronics Co. Ltd.	22,000	44,598
	Taisun Enterprise Co. Ltd.	18,000	12,002
	Taita Chemical Co. Ltd.	83,945	44,724
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	50,419
	Taitien Electronics Co. Ltd.	9,000	9,105
	Taiwan Business Bank	769,475	327,917
	Taiwan Chelic Corp. Ltd.	7,000	14,350
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	29,472
	Taiwan Cooperative Financial Holding Co. Ltd.	528,273	428,586
	Taiwan Fertilizer Co. Ltd.	80,000	173,717
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	61,589
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	69,676
*	Taiwan Glass Industry Corp.	159,000	91,332
	Taiwan High Speed Rail Corp.	229,000	216,072
	Taiwan Hon Chuan Enterprise Co. Ltd.	66,000	294,259
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	67,004
††	Taiwan Land Development Corp.	134,000	2,151
	Taiwan Mask Corp.	35,000	75,444
	Taiwan Mobile Co. Ltd.	232,000	725,195
	Taiwan PCB Techvest Co. Ltd.	67,000	87,963
	Taiwan Sakura Corp.	29,000	65,019
	Taiwan Sanyo Electric Co. Ltd.	25,000	30,473
	Taiwan Secom Co. Ltd.	65,000	241,796
	Taiwan Semiconductor Co. Ltd.	48,000	123,368

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	84,973	$9,598,550
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,223,000	24,482,616
	Taiwan Shin Kong Security Co. Ltd.	66,500	85,114
	Taiwan Styrene Monomer	164,000	75,073
	Taiwan Surface Mounting Technology Corp.	67,000	198,385
	Taiwan Taxi Co. Ltd.	6,615	22,919
*	Taiwan TEA Corp.	162,000	105,057
	Taiwan Union Technology Corp.	73,000	315,435
	Taiwan-Asia Semiconductor Corp.	55,500	77,093
*	Tatung Co. Ltd.	351,000	489,735
	TCI Co. Ltd.	25,877	141,894
	Te Chang Construction Co. Ltd.	12,000	26,798
	Teco Electric & Machinery Co. Ltd.	304,000	445,852
	Tehmag Foods Corp.	4,400	41,186
	Tera Autotech Corp.	22,701	18,331
	Test Research, Inc.	36,000	79,966
	Test Rite International Co. Ltd.	34,000	22,160
	Thinking Electronic Industrial Co. Ltd.	17,000	86,189
	Thye Ming Industrial Co. Ltd.	10,000	21,020
	Tofu Restaurant Co. Ltd.	1,120	9,733
	Ton Yi Industrial Corp.	297,000	144,060
	Tong Hsing Electronic Industries Ltd.	51,857	237,745
	Tong Ming Enterprise Co. Ltd.	10,000	10,658
	Tong Yang Industry Co. Ltd.	61,000	166,190
	Tong-Tai Machine & Tool Co. Ltd.	40,000	23,463
	Top Union Electronics Corp.	20,478	21,299
	Topco Scientific Co. Ltd.	37,040	221,900
	Topco Technologies Corp.	18,000	40,027
	Topkey Corp.	17,000	98,937
	Topoint Technology Co. Ltd.	35,000	31,260
	Toung Loong Textile Manufacturing	23,460	16,702
	TPK Holding Co. Ltd.	89,000	101,279
	Trade-Van Information Services Co.	16,000	34,175
	Transart Graphics Co. Ltd.	6,000	9,729
	Transcend Information, Inc.	59,000	148,190
	Transcom, Inc.	4,400	22,251
	Tsann Kuen Enterprise Co. Ltd.	13,331	16,597
	TSC Auto ID Technology Co. Ltd.	9,128	65,902
	TSRC Corp.	144,000	101,447
	TST Group Holding Ltd.	3,600	14,181
	TTFB Co. Ltd.	3,024	22,760
	TTY Biopharm Co. Ltd.	37,000	91,848
*	Tul Corp.	12,000	33,778
	Tung Ho Steel Enterprise Corp.	114,270	269,349
	Tung Ho Textile Co. Ltd.	29,000	16,166
	Tung Thih Electronic Co. Ltd.	9,000	37,365
	TURVO International Co. Ltd.	13,000	52,488
	TXC Corp.	80,000	242,300
	TYC Brother Industrial Co. Ltd.	22,000	27,587
*	Tycoons Group Enterprise	72,388	26,100
*	Tyntek Corp.	70,000	41,606
	UDE Corp.	13,000	23,372
	Unic Technology Corp.	41,000	29,596
	Unictron Technologies Corp.	5,000	13,331
	Union Bank of Taiwan	440,693	199,289
	Uni-President Enterprises Corp.	1,577,000	3,644,262
	Unitech Computer Co. Ltd.	37,000	39,768
	Unitech Printed Circuit Board Corp.	151,170	91,595
	United Integrated Services Co. Ltd.	59,000	521,969

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Microelectronics Corp.	71,000	$110,594
	United Orthopedic Corp.	15,000	46,531
	United Radiant Technology	28,000	16,335
	United Recommend International Co. Ltd.	8,487	23,792
	United Renewable Energy Co. Ltd.	259,571	107,143
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	13,787
	Universal Vision Biotechnology Co. Ltd.	16,257	142,583
	UPC Technology Corp.	327,169	155,851
	Userjoy Technology Co. Ltd.	12,862	31,897
	USI Corp.	326,320	190,421
	U-Tech Media Corp.	34,000	19,126
	Utechzone Co. Ltd.	15,000	35,854
	UVAT Technology Co. Ltd.	8,000	14,902
	Value Valves Co. Ltd.	5,383	15,642
	Ve Wong Corp.	23,000	40,805
	Ventec International Group Co. Ltd., Class C	18,000	52,448
	VIA Labs, Inc.	3,000	23,993
*	Victory New Materials Ltd. Co.	25,000	8,600
	Viking Tech Corp.	14,000	23,260
	VisEra Technologies Co. Ltd.	10,000	89,860
	Visual Photonics Epitaxy Co. Ltd.	30,000	129,116
	Voltronic Power Technology Corp.	19,915	851,622
	Wafer Works Corp.	38,000	49,971
#	Waffer Technology Corp.	18,827	60,712
	Wah Hong Industrial Corp.	13,000	14,380
	Wah Lee Industrial Corp.	43,780	135,215
#	Walsin Lihwa Corp.	576,139	650,511
	Walsin Technology Corp.	54,000	185,102
	Wan Hai Lines Ltd.	102,000	159,252
	WEI Chih Steel Industrial Co. Ltd.	27,000	20,807
	Wei Chuan Foods Corp.	65,000	38,687
#	Weikeng Industrial Co. Ltd.	106,945	104,482
	Well Shin Technology Co. Ltd.	16,000	26,109
	WELLELL, Inc.	17,000	14,941
	Wha Yu Industrial Co. Ltd.	18,000	9,877
	Wholetech System Hitech Ltd.	18,000	45,468
	Winbond Electronics Corp.	842,562	732,367
	Winmate, Inc.	7,000	30,925
	Winstek Semiconductor Co. Ltd.	12,000	46,672
	WinWay Technology Co. Ltd.	5,000	126,576
	Wisdom Marine Lines Co. Ltd.	123,102	202,168
	Wistron Corp.	463,436	1,696,788
	Wistron Information Technology & Services Corp.	10,659	46,559
	Wistron NeWeb Corp.	90,372	411,752
	Wiwynn Corp.	19,000	1,339,515
	Wonderful Hi-Tech Co. Ltd.	17,954	17,476
	Wowprime Corp.	13,194	102,018
	WPG Holdings Ltd.	610,400	1,699,294
#	WT Microelectronics Co. Ltd.	182,432	916,420
	WUS Printed Circuit Co. Ltd.	30,780	34,239
*	XAC Automation Corp.	24,000	18,280
	Xxentria Technology Materials Corp.	27,500	63,319
	Ya Horng Electronic Co. Ltd.	8,000	15,705
	Yageo Corp.	45,161	794,341
	Yang Ming Marine Transport Corp.	304,000	463,547
	Yankey Engineering Co. Ltd.	7,607	79,676
	YC INOX Co. Ltd.	55,000	45,717
	YCC Parts Manufacturing Co. Ltd.	13,000	25,026

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yea Shin International Development Co. Ltd.	80,511	$87,799
	Yen Sun Technology Corp.	9,000	12,132
	YFC-Boneagle Electric Co. Ltd.	30,236	24,139
	YFY, Inc.	241,000	230,576
	Yi Jinn Industrial Co. Ltd.	62,000	36,214
	Yieh Phui Enterprise Co. Ltd.	431,843	212,172
	Yonyu Plastics Co. Ltd.	23,000	22,796
	Young Fast Optoelectronics Co. Ltd.	17,000	32,772
	Youngtek Electronics Corp.	28,000	57,892
	Yuanta Financial Holding Co. Ltd.	1,334,635	1,150,581
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	16,162
	Yulon Finance Corp.	128,471	716,131
	Yulon Motor Co. Ltd.	239,990	530,694
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	47,744
	Yungshin Construction & Development Co. Ltd.	47,000	139,142
	YungShin Global Holding Corp.	46,000	68,050
	Zeng Hsing Industrial Co. Ltd.	9,669	31,189
	Zenitron Corp.	45,000	47,905
	Zero One Technology Co. Ltd.	30,633	66,791
#	Zhen Ding Technology Holding Ltd.	117,800	379,238
*	Zinwell Corp.	72,000	48,539
	Zippy Technology Corp.	30,000	45,641
	Zyxel Group Corp.	97,909	148,723
TOTAL TAIWAN			175,481,870
THAILAND — (1.5%)
	AAPICO Hitech PCL, NVDR	34,100	28,114
	Advanced Information Technology PCL, Class F	417,000	42,784
	AEON Thana Sinsap Thailand PCL	29,500	125,974
	After You PCL	38,600	10,010
*	AJ Plast PCL	70,300	12,880
	Amata Corp. PCL	111,300	66,822
	AP Thailand PCL	1,025,500	309,290
	Asia Plus Group Holdings PCL	545,200	43,029
	Asia Sermkij Leasing PCL, NVDR	39,450	22,128
	Asian Insulators PCL	77,325	9,590
	Bangchak Corp. PCL	524,800	621,284
	Bangchak Sriracha PCL	92,100	22,455
	Bangkok Bank PCL	67,400	267,871
	Bangkok Chain Hospital PCL	326,000	207,670
	Bangkok Commercial Asset Management PCL	350,600	78,070
	Bangkok Dusit Medical Services PCL, Class F	580,600	450,046
	Bangkok Expressway & Metro PCL	850,800	176,263
*	Bangkok Land PCL	2,786,800	56,557
	Bangkok Life Assurance PCL, NVDR	50,800	27,349
	BCPG PCL	417,200	97,604
	BEC World PCL	319,801	41,826
	Betagro PCL	99,600	61,763
*	Bound & Beyond PCL	36,000	12,989
	BTS Group Holdings PCL	607,900	102,809
	Bumrungrad Hospital PCL	67,600	457,304
	Business Online PCL	27,800	7,092
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	102,574
	Carabao Group PCL, Class F	34,000	72,116
	Central Retail Corp. PCL	129,450	121,322
	CH Karnchang PCL	232,000	140,596
	Chularat Hospital PCL, Class F	1,803,700	150,488
	CIMB Thai Bank PCL	636,000	10,756
	Com7 PCL, Class F	317,200	189,547

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Country Group Holdings PCL, Class F	314,000	$6,284
	CP ALL PCL	257,700	379,531
	Delta Electronics Thailand PCL	314,000	696,991
*	Demco PCL	210,200	14,457
	Dhipaya Group Holdings PCL	200,400	168,047
	Diamond Building Products PCL	101,400	23,580
	Eastern Polymer Group PCL, Class F	222,600	47,685
	Eastern Water Resources Development & Management PCL, Class F	200,000	22,888
	Ekachai Medical Care PCL	171,445	36,244
	Energy Absolute PCL	220,100	246,606
	Exotic Food PCL, Class F	52,700	33,423
	Forth Corp. PCL	77,600	37,403
	Fortune Parts Industry PCL, Class F	205,700	14,843
	Frasers Property Thailand PCL	144,800	61,222
*	General Engineering PCL	1,886,200	10,102
	Global Green Chemicals PCL, Class F	67,500	16,458
	Gunkul Engineering PCL	1,718,800	148,250
	Haad Thip PCL	43,200	19,361
	Hana Microelectronics PCL	123,700	166,491
	Home Product Center PCL	807,600	239,019
	Ichitan Group PCL	152,500	74,794
	Index Livingmall PCL	55,400	34,666
	Indorama Ventures PCL	124,100	82,553
	Interlink Communication PCL	112,600	23,962
	IRPC PCL	1,366,500	75,109
*	IT City PCL	44,800	4,167
*	Italian-Thai Development PCL	963,900	20,105
#	Jasmine International PCL	1,075,100	62,426
	Jaymart Group Holdings PCL	21,000	8,524
	Jubilee Enterprise PCL	41,000	19,646
	Kang Yong Electric PCL	1,200	9,978
	Karmarts PCL	224,500	94,919
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	7,257
	Kasikornbank PCL	23,300	78,810
	KCE Electronics PCL	211,400	265,162
	KGI Securities Thailand PCL	77,500	10,092
	Kiatnakin Phatra Bank PCL	35,800	49,193
	Krung Thai Bank PCL	170,100	76,234
#	Krungthai Card PCL	147,400	181,770
	Ladprao General Hospital PCL, Class F	40,000	5,547
	Lalin Property PCL	148,400	33,045
	Land & Houses PCL	1,151,300	248,254
	LH Financial Group PCL	579,700	16,340
*	Loxley PCL	724,500	28,386
	LPN Development PCL	282,400	29,929
	MBK PCL	193,335	87,192
	MC Group PCL	106,000	38,543
*	MDX PCL	107,900	8,637
	Mega Lifesciences PCL	127,700	154,777
	Minor International PCL	263,800	226,789
	MK Restaurants Group PCL	38,600	39,440
	Netbay PCL	24,000	16,236
	Ngern Tid Lor PCL	283,012	173,903
	Noble Development PCL	258,300	28,249
	Northeast Rubber PCL	216,700	33,289
*	Nusasiri PCL	637,300	5,748
#	Origin Property PCL, Class F	299,400	68,779
	Plan B Media Pcl, Class F	814,772	202,100
#	Polyplex Thailand PCL	89,700	26,295

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Praram 9 Hospital PCL	32,600	$16,264
	Premier Marketing PCL	111,900	23,656
*	Principal Capital PCL	118,400	15,352
	Property Perfect PCL	3,068,310	24,216
	Pruksa Holding PCL	297,800	101,568
*	PSG Corp. PCL	1,925,000	33,641
	PTG Energy PCL	345,100	83,655
	PTT Global Chemical PCL	102,300	96,598
	PTT Oil & Retail Business PCL	266,000	135,709
	Quality Houses PCL	1,881,900	117,760
	R&B Food Supply PCL	78,200	27,994
*	Rabbit Holdings PCL, Class F	2,826,600	36,650
*	Raimon Land PCL	716,700	8,283
	Rajthanee Hospital PCL	31,400	23,454
	Ramkhamhaeng Hospital PCL, Class F	33,900	31,055
	Ratchaphruek Hospital PCL, Class F	60,100	11,011
	Ratchthani Leasing PCL	608,537	43,568
*	Roctec Global PCL	1,102,400	17,712
#	RS PCL	111,320	43,301
*	S Hotels & Resorts PCL	347,400	23,501
	Sabina PCL	24,600	19,415
	Sahamitr Pressure Container PCL	71,900	19,253
	Saha-Union PCL	41,400	37,342
*	Samart Corp. PCL	156,200	22,895
	Sansiri PCL	5,141,200	259,397
	Sappe PCL	18,300	44,232
	SC Asset Corp. PCL	553,900	50,897
	SCB X PCL	74,300	217,806
	SCG Ceramics PCL	248,200	6,926
	SCG Packaging PCL	79,700	70,765
*	SEAFCO PCL	227,290	16,529
*	SEN X PCL	360,200	5,686
	Sena Development PCL	228,900	15,098
#	Siam Global House PCL	328,570	140,773
	Siamgas & Petrochemicals PCL	263,500	59,418
	Sikarin PCL, Class F	132,000	37,579
	Singer Thailand PCL	27,800	7,601
	Singha Estate PCL	706,700	16,135
#	Sino-Thai Engineering & Construction PCL	358,300	86,350
	SNC Former PCL	27,900	6,802
	Somboon Advance Technology PCL	40,500	20,777
	SPCG PCL	165,600	56,947
	Sri Trang Agro-Industry PCL	223,000	108,742
	Sri Trang Gloves Thailand PCL	135,600	27,519
	Srisawad Corp. PCL	193,920	215,907
	Srithai Superware PCL	359,200	12,048
	Srivichai Vejvivat PCL	64,300	14,499
	Star Petroleum Refining PCL	474,800	112,418
	Stars Microelectronics Thailand PCL	115,900	10,715
	Supalai PCL	364,000	202,122
*	Super Energy Corp. PCL	6,177,300	73,130
	Susco PCL	321,100	41,453
	SVI PCL	98,100	18,388
	Synnex Thailand PCL	79,800	23,843
	Syntec Construction PCL	213,300	10,161
	Taokaenoi Food & Marketing PCL, Class F	110,400	33,608
	Thai Nakarin Hospital PCL	18,000	18,392
	Thai Oil PCL	268,465	414,304
	Thai President Foods PCL, Class F	7,500	47,988

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL, Class F	4,600	$26,710
	Thai Union Group PCL, Class F	272,600	116,793
	Thai Vegetable Oil PCL	110,310	65,295
	Thai Wah PCL, Class F	70,400	7,779
	Thaicom PCL	155,500	51,720
	Thaitheparos PCL	13,400	14,825
	Thanachart Capital PCL	61,800	88,404
	Thitikorn PCL	37,600	5,617
	Thonburi Healthcare Group PCL	72,100	96,025
	Tipco Asphalt PCL	156,536	71,037
	TIPCO Foods PCL	79,100	21,070
	Tisco Financial Group PCL	43,500	121,387
	TKS Technologies PCL	86,680	16,614
	TMBThanachart Bank PCL	1,694,940	85,517
	TOA Paint Thailand PCL	208,200	123,826
*	Triton Holding PCL	1,264,900	4,991
	TTCL PCL	66,100	6,409
	TTW PCL	352,100	95,772
	Union Auction PCL	46,200	14,064
*	Unique Engineering & Construction PCL	257,300	22,338
	United Paper PCL	55,100	18,171
	Univentures PCL	150,400	8,903
	Vanachai Group PCL	99,600	10,051
	VGI PCL	1,095,480	48,787
	WHA Corp. PCL	1,695,700	226,555
	WHA Utilities & Power PCL	263,200	29,082
	Workpoint Entertainment PCL	54,600	15,852
TOTAL THAILAND			14,119,104
TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	322,303	24,852
	Agesa Hayat ve Emeklilik AS	15,472	29,635
	Akbank TAS	296,476	385,926
	Alarko Holding AS	33,803	119,116
	Alkim Alkali Kimya AS	38,959	48,987
*	Anadolu Anonim Turk Sigorta Sirketi	40,223	94,404
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,902	175,826
	Anadolu Hayat Emeklilik AS	28,444	39,919
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	29,593
	Arcelik AS	21,239	98,993
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	136,083
*	Aydem Yenilenebilir Enerji AS, Class A	56,344	42,961
	Aygaz AS	14,997	72,773
	Bagfas Bandirma Gubre Fabrikalari AS	19,697	17,688
	Bera Holding AS	81,062	34,822
	BIM Birlesik Magazalar AS	50,877	637,995
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	118,116
	Borusan Yatirim ve Pazarlama AS	1,149	98,553
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	15,288
	Bursa Cimento Fabrikasi AS	109,372	28,693
	Celebi Hava Servisi AS	558	18,603
	Coca-Cola Icecek AS	11,249	198,444
	Deva Holding AS	8,625	23,852
	Dogan Sirketler Grubu Holding AS	353,461	153,889
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	64,493	22,212
	Dogus Otomotiv Servis ve Ticaret AS	31,184	279,973
	EGE Endustri VE Ticaret AS	224	80,860
	EGE Gubre Sanayii AS	16,200	26,163
Ω	Enerjisa Enerji AS	30,234	55,332

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Eregli Demir ve Celik Fabrikalari TAS	69,435	$98,453
	Escar Turizm Tasimacilik Ticaret AS	2,605	13,010
	Ford Otomotiv Sanayi AS	8,682	252,183
	Galata Wind Enerji AS	28,735	24,782
*	Goodyear Lastikleri TAS	25,809	18,148
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	53,772
	GSD Holding AS	354,746	48,379
*	Gubre Fabrikalari TAS	2,047	9,824
*	Hektas Ticaret TAS	55,960	32,793
*	Ihlas Holding AS	242,643	8,712
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	65,655	16,441
	Info Yatirim AS	11,426	5,453
	Is Yatirim Menkul Degerler AS, Class A	180,616	205,565
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	21,946
	Kontrolmatik Enerji Ve Muhendislik AS	7,555	60,320
*	Konya Cimento Sanayii AS	133	33,621
	Koza Altin Isletmeleri AS	66,468	45,401
*	Koza Anadolu Metal Madencilik Isletmeleri AS	28,783	46,590
	LDR Turizm AS	12,962	26,043
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	39,919
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	30,075	141,359
	Migros Ticaret AS	10,181	136,932
*Ω	MLP Saglik Hizmetleri AS	20,015	107,516
*	NET Holding AS	18,659	16,616
*	Otokar Otomotiv Ve Savunma Sanayi AS	7,154	114,880
*	Oyak Yatirim Menkul Degerler AS	14,467	20,929
*	Peker Gayrimenkul Yatirim Ortakligi AS	38,602	43,621
*	Petkim Petrokimya Holding AS	223,129	159,443
	Polisan Holding AS	30,403	14,086
*	Qua Granite Hayal	112,077	14,865
*	Reysas Tasimacilik ve Lojistik Ticaret AS	32,786	33,652
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	74,470
*	Sasa Polyester Sanayi AS	54,535	69,146
	Sekerbank Turk AS	198,514	31,728
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	40,436	81,180
	Sok Marketler Ticaret AS	49,406	103,567
*	TAV Havalimanlari Holding AS	39,053	177,561
*	Teknosa Ic Ve Dis Ticaret AS	25,300	32,939
	Tofas Turk Otomobil Fabrikasi AS	26,012	211,007
*	Tumosan Motor ve Traktor Sanayi AS	7,242	22,465
	Turk Traktor ve Ziraat Makineleri AS	6,206	165,218
	Turkcell Iletisim Hizmetleri AS	166,139	374,609
	Turkiye Garanti Bankasi AS	88,092	184,366
	Turkiye Is Bankasi AS, Class C	271,155	228,637
	Turkiye Petrol Rafinerileri AS	129,757	639,293
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	172,807
*	Turkiye Vakiflar Bankasi TAO, Class D	186,995	87,056
*	Ulker Biskuvi Sanayi AS	20,543	63,205
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	23,561
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	53,259
*	Vestel Elektronik Sanayi ve Ticaret AS	24,219	48,970
	Yapi ve Kredi Bankasi AS	510,597	366,736
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	25,491
*	Zorlu Enerji Elektrik Uretim AS	374,044	57,410
TOTAL TURKEY			8,269,486
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	465,031	1,139,487
	Abu Dhabi Islamic Bank PJSC	241,640	737,514

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	241,680	$57,410
	Abu Dhabi National Oil Co. for Distribution PJSC	652,537	630,414
*	Abu Dhabi Ports Co. PJSC	70,301	118,865
	Abu Dhabi Ship Building Co. PJSC	25,197	27,094
	ADNOC Drilling Co. PJSC	477,741	477,046
	Agthia Group PJSC	105,481	146,144
*	Ajman Bank PJSC	223,593	124,800
*	AL Seer Marine Supplies & Equipment Co. LLC	19,853	35,967
	AL Yah Satellite Communications Co-PJSC-Yah Sat	175,505	109,765
	Aldar Properties PJSC	409,537	567,991
*	Alpha Dhabi Holding PJSC	55,342	267,782
*	Amlak Finance PJSC	203,220	43,693
	Aramex PJSC	219,528	125,975
	Burjeel Holdings PLC	105,474	89,240
*	Deyaar Development PJSC	434,668	83,650
	Dubai Financial Market PJSC	275,048	101,863
	Dubai Investments PJSC	613,041	394,763
	Dubai Islamic Bank PJSC	1,121,247	1,929,364
	Emaar Development PJSC	347,471	657,529
	Emaar Properties PJSC	966,084	1,953,297
	Emirates Driving Co.	73,716	60,955
	Emirates Integrated Telecommunications Co. PJSC	196,238	301,897
	Emirates NBD Bank PJSC	467,569	2,251,811
	Emirates Telecommunications Group Co. PJSC	398,437	2,079,499
*	Eshraq Investments PJSC	368,462	41,355
	First Abu Dhabi Bank PJSC	313,204	1,248,647
*	Ghitha Holding PJSC	6,712	68,551
*	Gulf Pharmaceutical Industries PSC	97,181	30,884
*	International Holding Co. PJSC	6,187	673,388
*	Manazel PJSC	301,353	28,211
*	Multiply Group PJSC	721,463	566,504
*	Palms Sports PrJSC	19,157	71,403
*	RAK Properties PJSC	327,426	116,782
	Ras Al Khaimah Ceramics	132,162	97,154
*	Shuaa Capital PSC	265,287	14,078
*	Union Properties PJSC	564,802	42,226
TOTAL UNITED ARAB EMIRATES			17,512,998
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	43,874	777,864
UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	7,502	53,289
TOTAL COMMON STOCKS			935,710,230
PREFERRED STOCKS — (1.1%)
BRAZIL — (1.0%)
*	Alpargatas SA	53,841	93,242
	Banco ABC Brasil SA, 6.526%	39,513	190,212
	Banco Bradesco SA, 7.254%	635,626	1,969,332
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	59,900	178,331
	Banco Pan SA, 2.737%	91,800	145,638
	Centrais Eletricas Brasileiras SA Class B, 3.258%	13,100	121,206
	Centrais Eletricas de Santa Catarina SA, 10.177%	3,500	47,169
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	26,800	55,933
	Cia De Sanena Do Parana, 5.473%	115,531	131,519
	Cia Energetica de Minas Gerais, 11.204%	378,707	880,572
	Cia Energetica do Ceara Class A, 0.768%	2,900	23,472

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Companhia Paranaense de Energia Class B, 3.301%	401,309	$820,535
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	34,600	178,852
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 5.844%	800	9,083
	Eucatex SA Industria e Comercio, 5.720%	27,000	88,285
	Gerdau SA, 7.607%	109,725	465,973
	Grazziotin SA, 10.699%	2,103	10,722
	Itau Unibanco Holding SA, 3.834%	401,443	2,656,084
	Marcopolo SA, 4.150%	188,554	304,463
	Raizen SA, 6.959%	479,488	370,668
	Randon SA Implementos e Participacoes, 4.972%	56,100	132,482
	Schulz SA, 4.483%	35,856	47,114
	Track & Field Co. SA, 1.321%	15,700	42,146
	Unipar Carbocloro SA Class B, 4.951%	15,710	222,884
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	62,000	115,005
TOTAL BRAZIL			9,300,922
CHILE — (0.1%)
	Embotelladora Andina SA Class B, 7.290%	41,683	106,209
	Sociedad Quimica y Minera de Chile SA Class B, 10.318%	6,492	278,767
TOTAL CHILE			384,976
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 7.689%	542,864	71,797
	Grupo de Inversiones Suramericana SA, 7.805%	26,195	110,324
TOTAL COLOMBIA			182,121
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	160	21
*	TVS Holdings Ltd.	160,544	20,595
TOTAL INDIA			20,616
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,004
TOTAL PREFERRED STOCKS			9,890,639
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	1,312	1,292
*	Diagnosticos da America SA Warrants 04/30/2025	200	77
*	Empreendimentos Pague Menos SA Rights 02/28/2024	1,649	80
*	Grupo Casas Bahia SA Warrants 09/19/2024	212,892	859
*	Localiza Rent a Car SA Rights 02/05/2024	330	600
*	Veste SA Estilo Rights 02/19/2024	31	6
TOTAL BRAZIL			2,914
MALAYSIA — (0.0%)
*	Sam Engineering & Equipment M Bhd. Rights 02/09/2024	8,600	9
SOUTH KOREA — (0.0%)
*	Samsung Pharmaceutical Co. Ltd. Rights 02/14/2024	2,520	689
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	3,215	3,782
TOTAL SOUTH KOREA			4,471
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	50,202	2,005

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	G Shank Enterprise Co. Ltd. Rights	2,004	$826
*	L&K Engineering Co. Ltd. Rights 03/06/2024	1,391	2,488
*	Radium Life Tech Co. Ltd. Rights	11,249	255
TOTAL TAIWAN			5,574
THAILAND — (0.0%)
*	Maco Corp. Warrants 01/02/2025	275,600	0
#*	RS PCL Warrants 01/16/2026	11,132	1,851
TOTAL THAILAND			1,851
TOTAL RIGHTS/WARRANTS			14,819
TOTAL INVESTMENT SECURITIES (Cost $881,983,133)			945,615,688

			Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	445,179	5,149,831
TOTAL INVESTMENTS — (100.0%)
(Cost $887,132,964)^^			$950,765,519
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$39,946,340	$733,304	—	$40,679,644
Chile	1,101,989	4,574,836	—	5,676,825
China	23,518,647	196,615,009	$434,175	220,567,831
Colombia	1,128,592	10,812	—	1,139,404
Czech Republic	—	240,693	—	240,693
Greece	43,267	4,490,895	—	4,534,162
Hong Kong	—	86,596	1,814	88,410
Hungary	—	1,773,456	—	1,773,456
India	9,016,350	174,255,789	—	183,272,139
Indonesia	248,480	6,564,929	22,769	6,836,178
Kuwait	4,429,367	915,906	—	5,345,273
Malaysia	—	11,529,237	—	11,529,237
Mexico	24,081,386	78,963	—	24,160,349
Peru	808,251	—	—	808,251
Philippines	—	2,693,073	14,148	2,707,221
Poland	—	8,854,577	—	8,854,577
Qatar	—	7,638,934	—	7,638,934
Saudi Arabia	48,264	34,777,345	—	34,825,609
South Africa	2,203,734	19,947,644	—	22,151,378
South Korea	6,074,870	130,375,967	215,211	136,666,048
Taiwan	9,636,843	165,842,876	2,151	175,481,870
Thailand	12,616,691	1,502,413	—	14,119,104
Turkey	—	8,269,486	—	8,269,486
United Arab Emirates	—	17,512,998	—	17,512,998
United Kingdom	465,326	312,538	—	777,864
United States	—	53,289	—	53,289
Preferred Stocks
Brazil	9,300,922	—	—	9,300,922
Chile	—	384,976	—	384,976

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$182,121	—	—	$182,121
India	—	$20,616	—	20,616
Philippines	—	2,004	—	2,004
Rights/Warrants
Brazil	—	2,914	—	2,914
Malaysia	—	9	—	9
South Korea	—	4,471	—	4,471
Taiwan	—	5,574	—	5,574
Thailand	—	1,851	—	1,851
Securities Lending Collateral	—	5,149,831	—	5,149,831
TOTAL	$144,851,440	$805,223,811	$690,268˂˃	$950,765,519

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.2%)
BRAZIL — (4.1%)
	Allied Tecnologia SA	4,400	$6,155
*	Anima Holding SA	73,507	65,133
	Atacadao SA	87,035	182,875
	Bemobi Mobile Tech SA	10,600	26,166
	Boa Safra Sementes SA	7,900	23,679
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,858	63,999
*	BRF SA	158,320	445,778
	Brisanet Participacoes SA	17,321	10,733
*	C&A Modas SA	20,700	30,500
	Camil Alimentos SA	21,849	39,161
	Cia Brasileira de Aluminio	43,491	35,289
*	Cia Brasileira de Distribuicao	34,739	27,416
	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	44,076
	Cia Siderurgica Nacional SA	96,638	345,832
	Cielo SA	224,100	224,806
*	Clear Sale SA	8,600	5,520
*	Cogna Educacao SA	294,692	173,684
*	Construtora Tenda SA	25,640	51,545
	Cosan SA	186,285	686,950
	Cruzeiro do Sul Educacional SA	17,600	14,139
	CSU Digital SA	6,673	25,039
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,348	222,715
Ω	Desktop SA	9,100	22,812
	Dexco SA	64,466	100,712
*	Diagnosticos da America SA	22,921	37,243
	Dimed SA Distribuidora da Medicamentos	27,700	69,720
*	Embraer SA	91,982	422,927
*	Embraer SA, Sponsored ADR	6,184	113,847
	Empreendimentos Pague Menos SA	46,258	29,504
	Enauta Participacoes SA	22,050	84,205
	Eternit SA	9,700	14,723
	Even Construtora e Incorporadora SA	24,000	36,235
	Ez Tec Empreendimentos e Participacoes SA	19,478	60,702
	Fleury SA	31,185	102,410
	Fras-Le SA	3,100	9,774
	Gerdau SA, Sponsored ADR	76,140	322,072
	Grendene SA	39,360	53,784
	Grupo Casas Bahia SA	12,957	20,634
	Grupo De Moda Soma SA	95,572	152,779
*	Grupo Mateus SA	63,800	88,597
	Grupo SBF SA	13,200	35,195
*	Guararapes Confeccoes SA	16,144	17,172
*Ω	Hapvida Participacoes e Investimentos SA	842,191	659,555
*	Hidrovias do Brasil SA	75,680	56,977
	Hospital Mater Dei SA	10,400	13,896
	Hypera SA	17,100	109,515
*	Infracommerce CXAAS SA	29,900	9,475
*	International Meal Co. Alimentacao SA, Class A	20,700	7,353
	Iochpe Maxion SA	29,100	72,950
	Irani Papel e Embalagem SA	23,183	45,576
*	IRB-Brasil Resseguros SA	11,992	98,663
	Jalles Machado SA	19,672	29,343
	JHSF Participacoes SA	78,158	74,776
	JSL SA	9,600	21,159
	Lavvi Empreendimentos Imobiliarios SA	16,300	25,498

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Lojas Quero-Quero SA	1,175	$1,212
	Lojas Renner SA	112,917	365,800
Ω	LWSA SA	72,900	80,340
	M Dias Branco SA	12,228	94,529
	Marcopolo SA	24,336	30,454
	Marfrig Global Foods SA	14,904	28,308
*Ω	Meliuz SA	5,610	8,504
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	8,700	8,569
*	Moura Dubeux Engenharia SA	6,800	16,168
	Movida Participacoes SA	25,489	47,692
*	MRV Engenharia e Participacoes SA	69,014	109,767
*	Multilaser Industrial SA	25,317	10,016
*	Natura & Co. Holding SA	151,035	487,760
	Pet Center Comercio e Participacoes SA	50,520	33,446
	Petroreconcavo SA	21,476	99,916
	Porto Seguro SA	35,644	191,947
	Positivo Tecnologia SA	17,500	25,361
	Qualicorp Consultoria e Corretora de Seguros SA	15,700	6,908
	Romi SA	7,762	20,680
*	Sao Carlos Empreendimentos e Participacoes SA	4,400	25,435
	Sao Martinho SA	31,696	180,347
*Ω	Ser Educacional SA	16,100	20,635
	SLC Agricola SA	43,400	167,314
	Tegma Gestao Logistica SA	6,400	33,690
	TIM SA	130,529	456,841
	Tres Tentos Agroindustrial SA	22,097	49,150
	Trisul SA	19,000	18,408
	Tupy SA	12,000	64,137
	Ultrapar Participacoes SA	113,288	644,139
	Unifique Telecomunicacoes SA	13,000	9,787
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	42,671
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	53,869
	Vibra Energia SA	110,964	531,930
	YDUQS Participacoes SA	8,275	32,202
*	Zamp SA	33,371	33,543
TOTAL BRAZIL			9,802,448
CHILE — (0.3%)
	CAP SA	10,981	79,216
	Cia Sud Americana de Vapores SA	2,090,715	150,467
	Empresa Nacional de Telecomunicaciones SA	17,504	57,117
	Empresas CMPC SA	144,812	235,884
	PAZ Corp. SA	21,959	12,344
	Ripley Corp. SA	148,996	29,568
	Salfacorp SA	72,948	36,459
	Sociedad Matriz SAAM SA	288,075	31,589
	SONDA SA	85,422	33,421
TOTAL CHILE			666,065
CHINA — (18.1%)
	361 Degrees International Ltd.	154,000	67,727
Ω	3SBio, Inc.	301,500	227,195
*	5I5J Holding Group Co. Ltd., Class A	18,200	4,798
	AAC Technologies Holdings, Inc.	152,000	341,321
	Accelink Technologies Co. Ltd., Class A	6,300	19,119
	ADAMA Ltd., Class A	18,500	15,819
	Advanced Technology & Materials Co. Ltd., Class A	28,900	29,390

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aerospace Hi-Tech Holdings Group Ltd., Class A	22,100	$23,426
#*	Agile Group Holdings Ltd.	252,000	21,986
*	Agora, Inc., ADR	9,573	26,804
*	Air China Ltd., Class H	28,000	15,643
	Aisino Corp., Class A	23,900	28,730
	Ajisen China Holdings Ltd.	105,000	12,858
*	Alibaba Pictures Group Ltd.	2,180,000	109,120
#Ω	A-Living Smart City Services Co. Ltd.	129,000	49,682
	Aluminum Corp. of China Ltd., Class H	678,000	330,431
	Angang Steel Co. Ltd., Class H	264,600	43,349
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	24,204
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	15,733
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	16,646
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	16,913
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,300	9,035
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	13,738
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	20,529
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	7,162
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	12,998
	Anhui Xinhua Media Co. Ltd., Class A	22,500	20,329
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	30,239
*	Anton Oilfield Services Group	374,000	19,635
	Aoshikang Technology Co. Ltd., Class A	7,300	21,993
*	Aotecar New Energy Technology Co. Ltd., Class A	60,800	20,730
	APT Satellite Holdings Ltd.	118,000	32,392
*Ω	Archosaur Games, Inc.	32,000	4,925
*	Art Group Holdings Ltd.	15,000	312
#*Ω	Ascletis Pharma, Inc.	77,000	16,486
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,400	30,036
	Asia Cement China Holdings Corp.	115,000	31,138
Ω	AsiaInfo Technologies Ltd.	41,600	41,591
	AviChina Industry & Technology Co. Ltd., Class H	401,000	147,904
	Avicopter PLC, Class A	4,800	22,022
Ω	BAIC Motor Corp. Ltd., Class H	336,000	89,360
	Bank of Changsha Co. Ltd., Class A	53,300	53,210
	Bank of Chongqing Co. Ltd., Class H	69,500	36,300
*	Bank of Gansu Co. Ltd., Class H	180,000	8,276
	Bank of Guiyang Co. Ltd., Class A	38,500	28,218
	Bank of Guizhou Co. Ltd., Class H	36,000	6,149
	Bank of Suzhou Co. Ltd., Class A	44,550	43,890
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	145,079	14,665
*	Baoye Group Co. Ltd., Class H	50,000	27,145
*	Baozun, Inc., Class A	22,700	16,500
	BBMG Corp., Class H	526,000	41,050
	Befar Group Co. Ltd., Class A	33,500	17,271
	Beibuwan Port Co. Ltd., Class A	20,900	21,397
	Beijing Capital Development Co. Ltd., Class A	63,400	24,534
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	37,024
*	Beijing Capital International Airport Co. Ltd., Class H	410,000	118,672
	Beijing Easpring Material Technology Co. Ltd., Class A	6,200	27,458
	Beijing Energy International Holding Co. Ltd.	1,042,000	14,004
	Beijing Enterprises Holdings Ltd.	103,500	374,600
	Beijing Enterprises Urban Resources Group Ltd.	140,000	9,684
	Beijing Enterprises Water Group Ltd.	662,000	161,062
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	11,048
*	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	11,975
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	17,382
*	Beijing Jingyuntong Technology Co. Ltd., Class A	21,500	10,866
*	Beijing North Star Co. Ltd., Class H	92,000	7,791

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,100	$26,277
	Beijing Originwater Technology Co. Ltd., Class A	41,062	27,283
*	Beijing Shougang Co. Ltd., Class A	37,300	16,583
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	12,521
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	14,491
*	Beijing Thunisoft Corp. Ltd., Class A	17,000	13,444
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	20,749
	Beijing Yanjing Brewery Co. Ltd., Class A	29,000	33,000
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	18,568
*	Bengang Steel Plates Co. Ltd., Class A	61,300	27,417
	BGI Genomics Co. Ltd., Class A	6,900	36,036
	Binhai Investment Co. Ltd.	64,000	10,817
	Black Peony Group Co. Ltd., Class A	25,700	18,819
Ω	Blue Moon Group Holdings Ltd.	120,500	27,298
	Blue Sail Medical Co. Ltd., Class A	15,700	11,690
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,700	17,231
	Bluestar Adisseo Co., Class A	9,400	9,803
Ω	BOC Aviation Ltd.	34,900	261,658
#	BOE Varitronix Ltd.	56,000	36,304
*	Bohai Leasing Co. Ltd., Class A	71,897	20,521
	Bright Dairy & Food Co. Ltd., Class A	14,600	17,265
††	Brilliance China Automotive Holdings Ltd.	424,000	226,055
	B-Soft Co. Ltd., Class A	22,100	13,290
*	BTG Hotels Group Co. Ltd., Class A	21,000	40,950
	BYD Electronic International Co. Ltd.	30,500	104,481
	C C Land Holdings Ltd.	243,000	38,765
	C&D International Investment Group Ltd.	134,078	221,404
	Camel Group Co. Ltd., Class A	13,000	12,831
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	10,262
	Canmax Technologies Co. Ltd., Class A	9,400	25,783
	Canny Elevator Co. Ltd., Class A	14,700	13,256
	Capital Environment Holdings Ltd.	618,000	8,378
*	CCCC Design & Consulting Group Co. Ltd., Class A	18,300	23,180
	CCS Supply Chain Management Co. Ltd., Class A	14,100	10,424
	CECEP Solar Energy Co. Ltd., Class A	43,300	30,417
	CECEP Wind-Power Corp., Class A	110,510	43,704
	Central China New Life Ltd.	46,000	8,347
#	Central China Securities Co. Ltd., Class H	136,000	17,910
	CGN New Energy Holdings Co. Ltd.	262,000	61,106
	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	21,507
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	17,776
	Chaoju Eye Care Holdings Ltd.	20,000	9,403
	Chaowei Power Holdings Ltd.	99,000	17,434
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	16,443
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	19,683
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	19,433
	Chengdu Wintrue Holding Co. Ltd., Class A	12,100	12,201
*	Chengtun Mining Group Co. Ltd., Class A	30,900	15,787
	Chenguang Biotech Group Co. Ltd., Class A	5,600	7,994
	Chengxin Lithium Group Co. Ltd., Class A	9,100	25,709
	Chengzhi Co. Ltd., Class A	12,800	13,035
	China Aerospace International Holdings Ltd.	434,000	17,947
*	China Agri-Products Exchange Ltd.	591,408	5,999
	China Aircraft Leasing Group Holdings Ltd.	51,500	22,358
	China BlueChemical Ltd., Class H	310,000	85,355
*Ω	China Bohai Bank Co. Ltd., Class H	420,500	57,116
	China CAMC Engineering Co. Ltd., Class A	8,800	10,543
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	150,540

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Coal Energy Co. Ltd., Class H	54,000	$59,302
	China Communications Services Corp. Ltd., Class H	416,000	171,296
*	China Conch Environment Protection Holdings Ltd.	269,500	40,343
	China Conch Venture Holdings Ltd.	289,000	224,378
*	China CYTS Tours Holding Co. Ltd., Class A	7,200	10,350
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	320,000	58,329
*††	China Dili Group	334,200	5,292
	China Dongxiang Group Co. Ltd.	642,000	25,036
	China Education Group Holdings Ltd.	58,000	28,749
	China Electronics Huada Technology Co. Ltd.	72,000	11,278
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	21,933
	China Energy Engineering Corp. Ltd., Class A	228,779	67,279
	China Energy Engineering Corp. Ltd., Class H	362,000	31,941
	China Everbright Ltd.	176,000	90,279
Ω	China Feihe Ltd.	605,000	277,171
*	China Film Co. Ltd., Class A	14,700	23,982
	China Foods Ltd.	180,000	66,560
	China Galaxy Securities Co. Ltd., Class H	694,000	340,036
	China Gas Holdings Ltd.	522,600	476,466
	China Glass Holdings Ltd.	122,000	7,443
#	China Gold International Resources Corp. Ltd.	39,600	164,369
*	China Grand Automotive Services Group Co. Ltd., Class A	115,425	24,276
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	30,005
	China Harmony Auto Holding Ltd.	156,500	10,482
*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	16,740
	China Hongqiao Group Ltd.	443,000	324,770
	China International Marine Containers Group Co. Ltd., Class H	199,870	138,774
#	China Jinmao Holdings Group Ltd.	564,298	45,025
	China Kepei Education Group Ltd.	22,000	3,378
	China Lesso Group Holdings Ltd.	210,000	93,034
	China Lilang Ltd.	100,000	53,607
*Ω	China Literature Ltd.	71,000	206,507
	China Medical System Holdings Ltd.	50,000	71,452
	China Meheco Co. Ltd., Class A	15,260	22,308
	China Meidong Auto Holdings Ltd.	108,000	37,987
	China Mengniu Dairy Co. Ltd.	200,000	443,144
	China Merchants Energy Shipping Co. Ltd., Class A	29,400	26,730
	China Merchants Land Ltd.	332,000	12,799
	China Merchants Port Holdings Co. Ltd.	233,610	288,830
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	20,620
#	China Modern Dairy Holdings Ltd.	764,000	62,581
	China National Accord Medicines Corp. Ltd., Class A	5,200	21,555
	China National Building Material Co. Ltd., Class H	762,000	268,791
	China National Medicines Corp. Ltd., Class A	9,200	38,301
Ω	China New Higher Education Group Ltd.	80,000	20,770
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	13,899
	China Nonferrous Mining Corp. Ltd.	204,000	143,874
*	China Oil & Gas Group Ltd.	1,080,000	31,776
	China Oilfield Services Ltd., Class H	330,000	317,165
	China Oriental Group Co. Ltd.	252,000	38,342
	China Overseas Grand Oceans Group Ltd.	353,590	83,366
	China Publishing & Media Co. Ltd., Class A	28,500	31,366
	China Railway Hi-tech Industry Co. Ltd., Class A	32,800	34,082
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	101,895
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	19,850
*	China Rare Earth Holdings Ltd.	348,000	12,476
	China Reinsurance Group Corp., Class H	963,000	51,757
#*††Ω	China Renaissance Holdings Ltd.	44,400	7,724

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	6,200	$22,852
	China Resources Building Materials Technology Holdings Ltd.	544,000	87,137
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	37,277
	China Resources Gas Group Ltd.	147,600	418,591
	China Resources Medical Holdings Co. Ltd.	161,000	82,868
Ω	China Resources Pharmaceutical Group Ltd.	309,500	188,709
	China Risun Group Ltd.	220,000	86,563
	China Ruifeng Renewable Energy Holdings Ltd.	294,000	9,364
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	20,426
*	China Shanshui Cement Group Ltd.	115,000	7,525
Ω	China Shengmu Organic Milk Ltd.	453,000	13,834
	China Shineway Pharmaceutical Group Ltd.	66,000	66,715
	China South City Holdings Ltd.	1,172,000	38,373
	China South Publishing & Media Group Co. Ltd., Class A	30,700	48,226
	China State Construction International Holdings Ltd.	304,000	321,116
*	China Sunshine Paper Holdings Co. Ltd.	117,500	29,405
	China Taiping Insurance Holdings Co. Ltd.	282,200	234,261
#*	China Tianrui Group Cement Co. Ltd., Class C	72,000	52,472
*	China Tianying, Inc., Class A	40,700	22,455
	China Traditional Chinese Medicine Holdings Co. Ltd.	580,000	221,760
*	China TransInfo Technology Co. Ltd., Class A	21,600	26,490
	China Travel International Investment Hong Kong Ltd.	486,000	80,851
	China Tungsten & Hightech Materials Co. Ltd., Class A	16,380	17,654
	China West Construction Group Co. Ltd., Class A	12,600	11,069
	China XLX Fertiliser Ltd.	113,000	47,285
	China Yongda Automobiles Services Holdings Ltd.	176,500	45,343
Ω	China Youran Dairy Group Ltd.	64,000	9,663
	China Zheshang Bank Co. Ltd., Class H	501,099	132,896
	China Zhongwang Holdings Ltd.	360,400	14,521
	Chinasoft International Ltd.	436,000	248,457
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	20,100	41,479
	Chongqing Department Store Co. Ltd., Class A	2,400	9,399
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	12,744	19,344
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,600	14,735
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,633
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	13,359
	Chongqing Rural Commercial Bank Co. Ltd., Class H	411,000	159,854
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	29,704
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	13,577
#	CIFI Ever Sunshine Services Group Ltd.	108,000	16,238
	CIMC Enric Holdings Ltd.	128,000	105,426
Ω	CIMC Vehicles Group Co. Ltd., Class H	17,000	14,902
	Cinda Real Estate Co. Ltd., Class A	18,100	8,839
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	16,159
	CITIC Resources Holdings Ltd.	674,000	28,854
	City Development Environment Co. Ltd., Class A	17,280	26,384
*	Citychamp Watch & Jewellery Group Ltd.	110,000	15,235
*	CMGE Technology Group Ltd.	302,000	39,730
	CMST Development Co. Ltd., Class A	27,600	18,819
*	CNFinance Holdings Ltd., ADR	7,137	17,272
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	34,592
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	14,040	14,176
	COFCO Biotechnology Co. Ltd., Class A	17,700	14,727
*	COFCO Joycome Foods Ltd.	484,000	94,034
	COFCO Sugar Holding Co. Ltd., Class A	19,200	22,599
	Comba Telecom Systems Holdings Ltd.	376,000	31,379
	Concord New Energy Group Ltd.	1,520,000	126,551
	Consun Pharmaceutical Group Ltd.	112,000	76,349
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	81,876

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	186,000	$172,946
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	50,568
	COSCO SHIPPING Ports Ltd.	281,188	172,193
	CPMC Holdings Ltd.	118,000	101,681
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	26,031
	CSG Holding Co. Ltd., Class A	37,592	28,255
	CSSC Hong Kong Shipping Co. Ltd.	300,000	57,564
	CTS International Logistics Corp. Ltd., Class A	20,600	20,291
	Daan Gene Co. Ltd., Class A	19,600	20,319
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	20,284
	Dashang Co. Ltd., Class A	8,900	20,086
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	22,135
*	Deppon Logistics Co. Ltd., Class A	7,000	12,969
	DHC Software Co. Ltd., Class A	40,200	27,997
	Dian Diagnostics Group Co. Ltd., Class A	6,600	16,008
	Digital China Group Co. Ltd., Class A	3,600	11,470
	Digital China Holdings Ltd.	131,000	34,244
	Digital China Information Service Group Co. Ltd., Class A	13,800	16,460
	Do-Fluoride New Materials Co. Ltd., Class A	5,200	8,793
	Dongfang Electric Corp. Ltd., Class H	69,800	59,766
	Dongfeng Motor Group Co. Ltd., Class H	412,000	159,102
	Dongguan Aohai Technology Co. Ltd., Class A	3,600	13,530
	Dongguan Development Holdings Co. Ltd., Class A	20,800	27,268
	Dongxing Securities Co. Ltd., Class A	53,200	58,833
	Dongyue Group Ltd.	328,000	220,456
*	DouYu International Holdings Ltd., ADR	20,175	15,597
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	13,423
	East Group Co. Ltd., Class A	19,900	15,098
	E-Commodities Holdings Ltd.	260,000	49,329
	Edvantage Group Holdings Ltd.	53,740	14,950
	EEKA Fashion Holdings Ltd.	11,500	20,407
	Elion Energy Co. Ltd., Class A	55,400	17,684
	Era Co. Ltd., Class A	28,900	18,830
	Essex Bio-technology Ltd.	59,000	19,414
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	16,073
	EVA Precision Industrial Holdings Ltd.	196,000	17,130
Ω	Everbright Securities Co. Ltd., Class H	65,200	40,502
#*Ω	Everest Medicines Ltd.	24,500	49,183
*	Fangda Carbon New Material Co. Ltd., Class A	54,500	33,575
*	Fangda Special Steel Technology Co. Ltd., Class A	24,000	14,179
	Far East Horizon Ltd.	267,000	195,741
	FAWER Automotive Parts Co. Ltd., Class A	23,200	14,876
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	26,227
*	FIH Mobile Ltd.	504,000	31,606
	Financial Street Holdings Co. Ltd., Class A	33,100	15,332
	FinVolution Group, ADR	20,938	100,712
	First Capital Securities Co. Ltd., Class A	46,400	33,984
	First Tractor Co. Ltd., Class H	42,000	27,629
	Fosun International Ltd.	412,500	216,470
	Fufeng Group Ltd.	313,000	169,778
	Fujian Funeng Co. Ltd., Class A	38,610	44,555
	Fujian Longking Co. Ltd., Class A	7,900	11,519
	Fujian Star-net Communication Co. Ltd., Class A	10,400	20,910
Ω	Ganfeng Lithium Group Co. Ltd., Class H	23,600	63,043
	Gansu Energy Chemical Co. Ltd., Class A	61,200	25,152
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	12,658
	GCL Energy Technology Co. Ltd., Class A	25,936	32,893
	GCL Technology Holdings Ltd.	166,000	19,100
*	GDS Holdings Ltd., Class A	192,200	128,728

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	1,008,000	$955,441
	GEM Co. Ltd., Class A	28,500	17,876
	Gemdale Corp., Class A	62,100	34,979
	Gemdale Properties & Investment Corp. Ltd.	1,096,000	38,638
Ω	Genertec Universal Medical Group Co. Ltd.	142,000	72,645
	GF Securities Co. Ltd., Class H	147,000	147,942
	Giant Network Group Co. Ltd., Class A	27,100	34,702
*	Global New Material International Holdings Ltd.	55,000	24,492
*	Glorious Property Holdings Ltd.	294,000	379
	Goldenmax International Group Ltd., Class A	8,100	7,434
	Goldwind Science & Technology Co. Ltd., Class H	143,478	52,408
*	Goodbaby International Holdings Ltd.	204,000	15,316
	Grand Pharmaceutical Group Ltd., Class L	189,500	81,939
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	17,014
*	Greatview Aseptic Packaging Co. Ltd.	194,000	39,293
	Greentown China Holdings Ltd.	199,500	150,294
	Greentown Service Group Co. Ltd.	254,000	78,478
	GRG Banking Equipment Co. Ltd., Class A	17,800	23,495
	Guangdong Advertising Group Co. Ltd., Class A	41,100	26,997
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	21,900	12,987
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	9,160
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	15,235
	Guangdong Dowstone Technology Co. Ltd., Class A	10,700	12,975
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	8,462
*	Guangdong HEC Technology Holding Co. Ltd., Class A	35,300	30,438
	Guangdong Hybribio Biotech Co. Ltd., Class A	15,750	15,065
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	12,851
	Guangdong Tapai Group Co. Ltd., Class A	17,100	16,526
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	10,391
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	31,900	10,878
*	Guangshen Railway Co. Ltd., Class H	280,000	56,330
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	28,088
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	8,759
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	26,600	8,073
	Guangzhou Automobile Group Co. Ltd., Class H	540,000	213,443
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	27,945	36,668
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	72,921
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	17,194
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	17,433
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	11,597
#*	Guolian Securities Co. Ltd., Class H	46,500	18,001
	Guomai Technologies, Inc., Class A	19,700	16,936
*	Guosheng Financial Holding, Inc., Class A	24,900	35,598
	Guoyuan Securities Co. Ltd., Class A	56,500	50,337
*	Hainan Meilan International Airport Co. Ltd., Class H	51,000	38,297
	Haitian International Holdings Ltd.	102,000	227,042
	Haitong Securities Co. Ltd., Class H	245,600	113,207
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	174,000	20,522
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	19,060
	Hang Zhou Great Star Industrial Co. Ltd., Class A	19,800	51,439
	Hangcha Group Co. Ltd., Class A	12,000	38,386
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	9,028
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	32,383
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	1,900	9,008
	Hangzhou Onechance Tech Corp., Class A	7,700	19,292
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,100	43,917
*Ω	Harbin Bank Co. Ltd., Class H	451,000	14,694
	Harbin Electric Co. Ltd., Class H	164,000	48,378

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	$11,119
	HBIS Resources Co. Ltd., Class A	11,400	24,679
	Health & Happiness H&H International Holdings Ltd.	45,000	58,786
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	19,265
	Hello Group, Inc., Sponsored ADR	26,896	157,880
	Henan Liliang Diamond Co. Ltd., Class A	2,600	9,498
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	26,760
	Henan Pinggao Electric Co. Ltd., Class A	18,300	31,325
	Henan Shenhuo Coal & Power Co. Ltd., Class A	12,600	29,268
*	Henan Yicheng New Energy Co. Ltd., Class A	20,400	11,196
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	18,179
	Hengan International Group Co. Ltd.	111,500	345,259
*	Hengdeli Holdings Ltd.	392,000	6,360
*	Hengyi Petrochemical Co. Ltd., Class A	45,200	39,244
	Hesteel Co. Ltd., Class A	142,500	41,296
	Hexing Electrical Co. Ltd., Class A	8,300	33,315
*	Hi Sun Technology China Ltd.	390,000	24,464
	Hisense Home Appliances Group Co. Ltd., Class H	19,000	45,613
	Homeland Interactive Technology Ltd.	66,000	22,762
#*Ω	Hope Education Group Co. Ltd.	96,000	3,684
*	Hopson Development Holdings Ltd.	226,895	104,896
#*	Horizon Construction Development Ltd.	9,888	3,388
	Hoyuan Green Energy Co. Ltd., Class A	9,749	33,546
#*Ω	Hua Hong Semiconductor Ltd.	101,000	182,976
	Huaan Securities Co. Ltd., Class A	39,500	24,674
	Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	9,862
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	9,700	4,486
*	Huafu Fashion Co. Ltd., Class A	18,000	7,649
	Huapont Life Sciences Co. Ltd., Class A	18,200	10,695
Ω	Huatai Securities Co. Ltd., Class H	28,800	33,976
	Huaxi Securities Co. Ltd., Class A	43,100	44,741
	Huaxin Cement Co. Ltd., Class A	17,600	32,269
	Huaxin Cement Co. Ltd., Class H	35,300	27,935
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	19,347
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	38,607
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,000	29,639
	Huishang Bank Corp. Ltd., Class H	31,000	9,401
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	23,005
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	34,900	15,303
	Hunan Gold Corp. Ltd., Class A	12,392	18,686
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	8,689
	Hunan Zhongke Electric Co. Ltd., Class A	12,100	13,590
*	HUYA, Inc., ADR	16,789	51,542
*	Hytera Communications Corp. Ltd., Class A	29,500	20,170
*	HyUnion Holding Co. Ltd., Class A	23,200	16,781
	IKD Co. Ltd., Class A	4,600	11,910
Ω	IMAX China Holding, Inc.	16,100	14,848
	Infore Environment Technology Group Co. Ltd., Class A	41,500	25,676
Ω	Ingdan, Inc.	64,000	9,495
*	Inkeverse Group Ltd.	144,000	13,733
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	21,700	30,015
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	39,700	28,937
	Inspur Digital Enterprise Technology Ltd.	94,000	23,598
	Intco Medical Technology Co. Ltd., Class A	7,680	20,840
	Intron Technology Holdings Ltd.	67,000	16,473
	IVD Medical Holding Ltd.	28,000	6,255
	Jade Bird Fire Co. Ltd., Class A	8,960	15,158
*Ω	JD Logistics, Inc.	228,500	199,521
	JH Educational Technology, Inc.	44,000	4,229

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangling Motors Corp. Ltd., Class A	13,700	$40,021
	Jiangsu Azure Corp., Class A	10,600	9,790
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	51,700	49,509
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,400	13,269
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	18,664
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	2,800	16,351
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	9,440
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	18,900
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	9,000	22,150
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	16,535
	Jiangsu Shagang Co. Ltd., Class A	44,600	20,623
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	11,116
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	17,756
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	29,600	10,526
	Jiangxi Bank Co. Ltd., Class H	140,500	11,112
	Jiangxi Copper Co. Ltd., Class H	212,000	296,488
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	6,990
	Jiangzhong Pharmaceutical Co. Ltd., Class A	7,000	20,774
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	6,294
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	25,818
*	Jilin Chemical Fibre, Class A	36,700	13,033
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	1,190
	Jinchuan Group International Resources Co. Ltd.	463,000	33,831
	Jinduicheng Molybdenum Co. Ltd., Class A	14,300	18,188
#	JinkoSolar Holding Co. Ltd., ADR	7,553	198,115
	Jinmao Property Services Co. Ltd.	5,740	1,207
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	25,200	42,852
	Jinneng Science&Technology Co. Ltd., Class A	7,300	7,107
*Ω	Jinxin Fertility Group Ltd.	206,000	57,191
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	12,036
	Jiuzhitang Co. Ltd., Class A	15,800	17,989
	Jizhong Energy Resources Co. Ltd., Class A	57,400	60,338
	JNBY Design Ltd.	13,000	16,594
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	34,625
	Joinn Laboratories China Co. Ltd., Class A	5,740	13,230
	Joy City Property Ltd.	498,000	13,344
	JSTI Group, Class A	29,400	20,175
	Ju Teng International Holdings Ltd.	256,000	40,524
*	Juneyao Airlines Co. Ltd., Class A	10,400	17,245
*Ω	JW Cayman Therapeutics Co. Ltd.	38,000	8,181
*	JY Grandmark Holdings Ltd.	30,000	3,831
	Kaishan Group Co. Ltd., Class A	11,200	19,603
*	Kasen International Holdings Ltd.	181,000	7,022
	KBC Corp. Ltd., Class A	1,888	12,059
	Keshun Waterproof Technologies Co. Ltd., Class A	18,700	13,185
	Kingboard Holdings Ltd.	131,000	233,168
	Kingboard Laminates Holdings Ltd.	153,500	92,256
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	28,518
*	Kingsoft Cloud Holdings Ltd.	106,000	18,468
	Kingsoft Corp. Ltd.	146,800	357,128
*	Ko Yo Chemical Group Ltd.	252,000	2,650
*	Konka Group Co. Ltd., Class A	13,600	5,945
	Kunlun Energy Co. Ltd.	728,000	652,213
*	Kunlun Tech Co. Ltd., Class A	4,400	18,276
#*	KWG Group Holdings Ltd.	302,000	17,079
*	KWG Living Group Holdings Ltd.	164,500	7,620
	Lao Feng Xiang Co. Ltd., Class A	6,200	53,533
	Laobaixing Pharmacy Chain JSC, Class A	5,500	20,788
	Lee & Man Chemical Co. Ltd.	34,000	11,839

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	275,000	$73,990
	Lee's Pharmaceutical Holdings Ltd.	36,500	6,228
Ω	Legend Holdings Corp., Class H	111,300	88,703
	Lenovo Group Ltd.	24,000	25,130
*	Leo Group Co. Ltd., Class A	88,700	25,432
	Lepu Medical Technology Beijing Co. Ltd., Class A	9,500	17,352
	LexinFintech Holdings Ltd., ADR	20,341	36,817
	Leyard Optoelectronic Co. Ltd., Class A	44,200	27,793
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	7,222
*	Liao Ning Oxiranchem, Inc., Class A	21,300	15,182
	Liaoning Cheng Da Co. Ltd., Class A	20,200	29,096
	Liaoning Port Co. Ltd., Class H	396,000	30,484
	Lier Chemical Co. Ltd., Class A	11,100	15,090
Ω	Linklogis, Inc., Class B	87,000	12,572
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	5,700	12,172
	Loncin Motor Co. Ltd., Class A	26,200	16,732
Ω	Longfor Group Holdings Ltd.	366,000	405,823
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	13,957
	Lonking Holdings Ltd.	365,000	59,074
	Luenmei Quantum Co. Ltd., Class A	13,600	10,639
	Luoniushan Co. Ltd., Class A	18,100	12,486
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	16,800	17,625
	Luxi Chemical Group Co. Ltd., Class A	27,800	35,791
#*Ω	Luye Pharma Group Ltd.	289,500	97,228
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	12,686
	Maanshan Iron & Steel Co. Ltd., Class H	314,000	47,476
	Maccura Biotechnology Co. Ltd., Class A	6,500	10,630
*Ω	Maoyan Entertainment	70,400	76,843
Ω	Medlive Technology Co. Ltd.	6,500	5,122
	Metallurgical Corp. of China Ltd., Class H	506,000	99,023
	M-Grass Ecology & Environment Group Co. Ltd., Class A	36,600	15,975
Ω	Midea Real Estate Holding Ltd.	51,200	27,431
	Min Xin Holdings Ltd.	42,000	14,899
*	Minmetals Land Ltd.	338,000	11,774
	Minth Group Ltd.	140,000	226,931
	MLS Co. Ltd., Class A	26,700	25,759
*	MMG Ltd.	532,000	135,266
	Monalisa Group Co. Ltd., Class A	4,900	7,725
*	Morimatsu International Holdings Co. Ltd.	18,000	9,077
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	10,510
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	45,087
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	828
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	13,090
*	Nayuki Holdings Ltd.	43,500	14,051
	NetDragon Websoft Holdings Ltd.	46,000	63,007
	New China Life Insurance Co. Ltd., Class H	147,900	263,947
	Newland Digital Technology Co. Ltd., Class A	8,500	18,685
	Nexteer Automotive Group Ltd.	158,000	71,593
#*	Nine Dragons Paper Holdings Ltd.	303,000	112,258
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	19,233
	Ningbo Joyson Electronic Corp., Class A	9,000	18,128
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	3,734	14,798
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	13,400	38,561
	Ningbo Yunsheng Co. Ltd., Class A	17,300	13,465
#*	Niu Technologies, Sponsored ADR	11,330	19,941
	Norinco International Cooperation Ltd., Class A	11,200	16,946
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	18,809
	North Industries Group Red Arrow Co. Ltd., Class A	14,600	23,170
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	16,039

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Securities Co. Ltd., Class A	31,000	$28,868
	Offshore Oil Engineering Co. Ltd., Class A	53,041	41,348
	Opple Lighting Co. Ltd., Class A	10,173	22,348
	ORG Technology Co. Ltd., Class A	45,300	24,035
*	Orient Group, Inc., Class A	37,500	8,986
	Orient Overseas International Ltd.	21,500	320,956
Ω	Orient Securities Co. Ltd., Class H	159,600	62,176
*	Oriental Energy Co. Ltd., Class A	28,500	38,553
	Oriental Pearl Group Co. Ltd., Class A	42,100	40,040
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	31,400	12,342
	PAX Global Technology Ltd.	84,000	58,705
*	PCI Technology Group Co. Ltd., Class A	29,800	19,010
	PhiChem Corp., Class A	7,800	12,412
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	26,300	42,269
	PNC Process Systems Co. Ltd., Class A	6,000	19,799
*	Polaris Bay Group Co. Ltd., Class A	37,000	37,711
#	Poly Property Group Co. Ltd.	389,560	71,243
	Pony Testing International Group Co. Ltd., Class A	11,400	13,563
	Pou Sheng International Holdings Ltd.	480,000	36,273
	Prinx Chengshan Holdings Ltd.	18,000	16,369
	PW Medtech Group Ltd.	123,000	11,734
	Pylon Technologies Co. Ltd., Class A	1,721	19,175
*	Q Technology Group Co. Ltd.	94,000	33,167
	Qifu Technology, Inc., ADR	20,940	300,489
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	18,936
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	4,500	6,875
	Qingdao Gon Technology Co. Ltd., Class A	3,900	9,565
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	24,032
*	Qingdao Rural Commercial Bank Corp., Class A	58,800	21,375
*	Qingdao Sentury Tire Co. Ltd., Class A	8,600	34,140
	Qinhuangdao Port Co. Ltd., Class H	55,000	9,494
*	Qudian, Inc., Sponsored ADR	29,458	60,683
*	Radiance Holdings Group Co. Ltd.	119,000	45,977
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	5,515
Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	24,379
#*††Ω	Redco Properties Group Ltd.	160,000	10,233
	Renhe Pharmacy Co. Ltd., Class A	38,400	30,618
	Rianlon Corp., Class A	3,400	10,288
	Risen Energy Co. Ltd., Class A	13,000	26,662
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	12,513
	Riyue Heavy Industry Co. Ltd., Class A	17,000	22,945
*	Roshow Technology Co. Ltd., Class A	17,600	12,589
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	10,087
	Sansure Biotech, Inc., Class A	4,502	11,290
	Sany Heavy Equipment International Holdings Co. Ltd.	36,000	23,431
	Sealand Securities Co. Ltd., Class A	67,800	30,521
#*	Seazen Group Ltd.	522,190	71,807
*	Seazen Holdings Co. Ltd., Class A	28,400	39,142
#	S-Enjoy Service Group Co. Ltd.	43,000	14,241
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	22,250	29,985
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	8,834
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	17,487
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	11,000	10,152
	Shandong Hi-Speed New Energy Group Ltd.	112,800	26,421
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	14,302
*	Shandong Humon Smelting Co. Ltd., Class A	15,300	19,573
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	7,000	12,537
	Shandong Linglong Tyre Co. Ltd., Class A	6,300	17,216
	Shandong Pharmaceutical Glass Co. Ltd., Class A	8,800	28,888

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Publishing & Media Co. Ltd., Class A	31,200	$42,217
	Shandong Sun Paper Industry JSC Ltd., Class A	14,519	24,581
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	422,800	270,086
	Shandong Xiantan Co. Ltd., Class A	10,050	8,590
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	12,846
	Shanghai AJ Group Co. Ltd., Class A	15,600	10,297
	Shanghai Bailian Group Co. Ltd., Class A	25,800	31,229
	Shanghai Construction Group Co. Ltd., Class A	100,139	32,389
*	Shanghai Electric Group Co. Ltd., Class H	72,000	13,474
	Shanghai Environment Group Co. Ltd., Class A	10,900	13,089
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	81,000	137,530
	Shanghai Industrial Holdings Ltd.	79,000	96,776
	Shanghai Industrial Urban Development Group Ltd.	515,200	22,464
	Shanghai Jahwa United Co. Ltd., Class A	5,900	14,733
	Shanghai Lingang Holdings Corp. Ltd., Class A	22,300	30,531
	Shanghai Maling Aquarius Co. Ltd., Class A	21,900	18,560
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	14,864
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,100	183,898
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	14,215
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	28,245
	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	28,722
	Shanghai Tunnel Engineering Co. Ltd., Class A	49,700	41,147
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	20,797
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,000	48,644
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	9,500	21,055
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	13,886
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	11,663
	Shanxi Coking Co. Ltd., Class A	32,110	21,072
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	24,948
	Shanxi Securities Co. Ltd., Class A	49,010	33,808
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	41,453
*	Shanying International Holding Co. Ltd., Class A	57,700	13,727
	Shenghe Resources Holding Co. Ltd., Class A	20,600	23,654
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	14,026
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	79,200	13,679
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	14,633
*	Shenzhen Airport Co. Ltd., Class A	31,600	27,273
	Shenzhen Aisidi Co. Ltd., Class A	23,200	26,172
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	14,885
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	18,283
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	15,700	18,380
	Shenzhen Gas Corp. Ltd., Class A	36,200	32,071
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	10,593
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	9,084
	Shenzhen International Holdings Ltd.	232,700	191,511
	Shenzhen Investment Ltd.	548,068	77,168
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	14,536
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,300	35,351
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	10,900	15,659
	Shenzhen Kinwong Electronic Co. Ltd., Class A	10,500	25,413
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	27,004
	Shenzhen Leaguer Co. Ltd., Class A	24,800	22,280
	Shenzhen MTC Co. Ltd., Class A	72,200	47,626
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	21,407
	Shenzhen Senior Technology Material Co. Ltd., Class A	8,900	13,486
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,900	19,828
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	15,452
	Shenzhen Topband Co. Ltd., Class A	14,200	14,305
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	20,411

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	$21,597
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	14,572
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	37,720
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	12,068
	Shinva Medical Instrument Co. Ltd., Class A	6,100	16,999
	Shoucheng Holdings Ltd.	412,000	72,112
	Shougang Fushan Resources Group Ltd.	332,790	131,491
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	7,151
	Shui On Land Ltd.	764,000	68,562
	Sichuan Development Lomon Co. Ltd., Class A	31,600	25,785
*	Sichuan Haite High-tech Co. Ltd., Class A	15,500	15,442
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	29,074
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	31,248
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	20,525
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,700	17,146
	SIIC Environment Holdings Ltd.	193,000	28,973
*	Silver Grant International Holdings Group Ltd.	324,000	5,120
	Sino Biopharmaceutical Ltd.	1,653,000	596,462
	Sinochem International Corp., Class A	30,600	16,847
	Sinofert Holdings Ltd.	464,000	51,075
	Sinoma International Engineering Co., Class A	34,800	54,059
	Sinoma Science & Technology Co. Ltd., Class A	10,000	19,815
	Sinomach Automobile Co. Ltd., Class A	21,400	21,369
	Sinomine Resource Group Co. Ltd., Class A	6,700	29,126
	Sinopec Engineering Group Co. Ltd., Class H	282,500	141,692
	Sinopec Kantons Holdings Ltd.	230,000	101,191
	Sinopharm Group Co. Ltd., Class H	245,200	644,749
	Sino-Platinum Metals Co. Ltd., Class A	10,660	19,331
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	11,346
	Sinotrans Ltd., Class H	393,000	163,949
	Sinotruk Hong Kong Ltd.	114,000	258,916
	Sinotruk Jinan Truck Co. Ltd., Class A	15,860	30,888
	Skyworth Digital Co. Ltd., Class A	15,900	22,135
	Skyworth Group Ltd.	266,434	84,460
Ω	Smoore International Holdings Ltd.	179,000	108,242
	Sobute New Materials Co. Ltd., Class A	3,300	3,937
*	SOHO China Ltd.	381,500	31,828
	Southwest Securities Co. Ltd., Class A	74,800	38,492
	SPIC Industry-Finance Holdings Co. Ltd., Class A	19,500	10,288
*	STO Express Co. Ltd., Class A	22,300	21,645
	Sumavision Technologies Co. Ltd., Class A	19,300	11,209
	Sun Art Retail Group Ltd.	456,000	56,063
#*	Sun King Technology Group Ltd.	290,000	41,135
	Suning Universal Co. Ltd., Class A	39,700	13,175
*††Ω	Sunshine 100 China Holdings Ltd.	74,000	599
	Sunwoda Electronic Co. Ltd., Class A	20,400	33,166
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	21,113
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	11,797
	SY Holdings Group Ltd.	77,500	43,218
	Symphony Holdings Ltd.	240,000	25,511
	Tangrenshen Group Co. Ltd., Class A	14,600	11,953
	Tangshan Jidong Cement Co. Ltd., Class A	27,600	22,026
	TangShan Port Group Co. Ltd., Class A	72,600	40,867
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	16,753
	Tasly Pharmaceutical Group Co. Ltd., Class A	12,200	24,412
	Tayho Advanced Materials Group Co. Ltd., Class A	9,600	14,487
	TCL Electronics Holdings Ltd.	176,000	55,010
*	Tencent Music Entertainment Group, ADR	39,463	370,952
	Tian An China Investment Co. Ltd.	123,000	53,129

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tian Di Science & Technology Co. Ltd., Class A	49,300	$39,374
	Tiande Chemical Holdings Ltd.	156,000	22,634
	Tiangong International Co. Ltd.	258,000	55,495
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	20,838
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	16,750
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	5,100	18,706
	Tianjin Port Development Holdings Ltd.	526,000	31,953
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	8,595
	Tianjin Teda Co. Ltd., Class A	47,200	23,351
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	9,131
*	Tianma Microelectronics Co. Ltd., Class A	30,100	34,839
#	Tianneng Power International Ltd.	122,000	94,701
	Tianqi Lithium Corp., Class H	13,800	60,646
	Tianshan Aluminum Group Co. Ltd., Class A	48,400	35,297
	Tianshui Huatian Technology Co. Ltd., Class A	22,700	20,590
#*	Tibet Water Resources Ltd.	477,000	14,593
	Tofflon Science & Technology Group Co. Ltd., Class A	6,300	12,009
	Tomson Group Ltd.	84,250	15,751
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	81,113
*	Tongcheng Travel Holdings Ltd.	44,000	89,754
*	Tongguan Gold Group Ltd.	112,000	5,978
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	12,883
	Tongling Nonferrous Metals Group Co. Ltd., Class A	52,400	22,065
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	18,205
*	Topsec Technologies Group, Inc., Class A	14,700	14,055
	Transfar Zhilian Co. Ltd., Class A	38,900	22,871
	TravelSky Technology Ltd., Class H	128,000	128,747
*	Trigiant Group Ltd.	210,000	8,996
	Truking Technology Ltd., Class A	11,700	13,249
	Truly International Holdings Ltd.	366,000	27,508
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	15,819
	Unilumin Group Co. Ltd., Class A	12,900	9,956
	Uni-President China Holdings Ltd.	210,000	117,962
	Valiant Co. Ltd., Class A	13,000	23,224
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,300	9,454
*Ω	Venus MedTech Hangzhou, Inc., Class H	47,000	33,786
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	24,107
#	Vinda International Holdings Ltd.	48,000	141,827
*	Vipshop Holdings Ltd., ADR	31,360	498,310
*Ω	Viva Biotech Holdings	200,000	16,311
*	Vnet Group, Inc., ADR	17,862	30,365
	Wangneng Environment Co. Ltd., Class A	10,100	19,671
	Wangsu Science & Technology Co. Ltd., Class A	28,600	30,862
	Wanguo International Mining Group Ltd.	78,000	43,531
	Wanxiang Qianchao Co. Ltd., Class A	81,300	49,304
	Wasion Holdings Ltd.	124,000	67,208
	Wasu Media Holding Co. Ltd., Class A	24,500	22,836
#	Weibo Corp., Sponsored ADR	8,697	70,446
	Weibo Corp., Class A	2,700	21,599
	Weichai Power Co. Ltd., Class H	106,000	187,139
	Weifu High-Technology Group Co. Ltd., Class A	12,200	27,344
*	Weiqiao Textile Co., Class H	68,500	30,128
	Wellhope Foods Co. Ltd., Class A	18,200	18,262
	West China Cement Ltd.	394,000	31,235
	Wharf Holdings Ltd.	168,000	490,844
	Windey Energy Technology Group Co. Ltd., Class A	10,400	12,149
	Winner Medical Co. Ltd., Class A	4,200	18,073
	Wolong Electric Group Co. Ltd., Class A	12,900	17,120
	Wuchan Zhongda Group Co. Ltd., Class A	81,140	48,959

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuhan P&S Information Technology Co. Ltd., Class A	28,300	$16,584
	Wuhu Token Science Co. Ltd., Class A	41,900	26,926
	Wuling Motors Holdings Ltd.	110,000	4,369
	Wushang Group Co. Ltd., Class A	19,800	20,897
*	Wuxi Boton Technology Co. Ltd., Class A	4,200	8,016
*	Wuxi Taiji Industry Co. Ltd., Class A	23,200	17,906
	Xiamen Bank Co. Ltd., Class A	24,700	17,464
	Xiamen C & D, Inc., Class A	46,308	62,510
	Xiamen ITG Group Corp. Ltd., Class A	23,400	22,261
	Xiamen Tungsten Co. Ltd., Class A	9,700	20,629
	Xiamen Xiangyu Co. Ltd., Class A	24,200	21,460
	Xiandai Investment Co. Ltd., Class A	38,000	19,797
	Xiangcai Co. Ltd., Class A	17,700	18,171
	Xianhe Co. Ltd., Class A	3,200	5,890
	Xilinmen Furniture Co. Ltd., Class A	7,500	15,786
*	Xinfengming Group Co. Ltd., Class A	26,200	43,276
	Xingda International Holdings Ltd.	191,510	37,925
	Xingfa Aluminium Holdings Ltd.	20,000	15,080
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	52,654
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	13,868
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	23,709
#*	Xinte Energy Co. Ltd., Class H	64,000	72,167
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	39,914
	Xinyi Energy Holdings Ltd.	449,535	62,829
	Xinyi Solar Holdings Ltd.	774,000	355,375
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	19,783
	Xinzhi Group Co. Ltd., Class A	7,900	13,368
#	Xtep International Holdings Ltd.	212,500	104,648
	Xuji Electric Co. Ltd., Class A	11,800	32,594
*	Xunlei Ltd., ADR	18,989	28,673
*	Yanchang Petroleum International Ltd.	39,000	2,170
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	20,000	19,274
	Yankuang Energy Group Co. Ltd., Class H	36,000	73,961
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	23,260
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,700	20,675
	Yeebo International Holdings Ltd.	46,000	17,004
	Yibin Tianyuan Group Co. Ltd., Class A	14,900	8,922
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	64,111
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	29,204
*	Yiren Digital Ltd., Sponsored ADR	15,061	64,762
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	16,732
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	32,882
	YongXing Special Materials Technology Co. Ltd., Class A	7,000	43,492
	Yuexiu Property Co. Ltd.	243,600	152,544
	Yunda Holding Co. Ltd., Class A	44,100	38,322
	Yunnan Copper Co. Ltd., Class A	22,400	31,521
	Yunnan Tin Co. Ltd., Class A	17,600	30,883
	Yutong Bus Co. Ltd., Class A	13,000	27,456
	ZBOM Home Collection Co. Ltd., Class A	7,700	16,024
	Zhaojin Mining Industry Co. Ltd., Class H	30,500	28,431
	Zhefu Holding Group Co. Ltd., Class A	85,000	36,582
	Zhejiang China Commodities City Group Co. Ltd., Class A	25,800	26,765
	Zhejiang Communications Technology Co. Ltd., Class A	16,520	8,318
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	29,452
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	23,841
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	17,918
	Zhejiang Hailiang Co. Ltd., Class A	21,600	27,469
	Zhejiang Hangmin Co. Ltd., Class A	13,700	13,461
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	11,732

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	$35,775
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	15,164
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,000	10,725
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	30,774
	Zhejiang Juhua Co. Ltd., Class A	7,800	17,347
	Zhejiang Longsheng Group Co. Ltd., Class A	39,100	41,924
	Zhejiang Medicine Co. Ltd., Class A	8,405	10,747
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,100	15,601
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	66,780	32,250
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,437	5,444
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,300	13,050
	Zhejiang Runtu Co. Ltd., Class A	10,300	8,066
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	24,855
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	23,853
	Zhejiang Tiantie Industry Co. Ltd., Class A	23,600	13,437
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	11,292
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	15,850
*	Zhejiang Wanliyang Co. Ltd., Class A	17,900	13,885
	Zhejiang Wanma Co. Ltd., Class A	25,300	27,704
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	18,904
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	17,300	18,429
	Zhende Medical Co. Ltd., Class A	3,900	10,142
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	39,544
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	19,503
	Zhongsheng Group Holdings Ltd.	135,500	228,727
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	1,997
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	20,368
Ω	Zhou Hei Ya International Holdings Co. Ltd.	194,000	43,237
#*	Zhuguang Holdings Group Co. Ltd.	252,000	8,021
	Zhuhai Huafa Properties Co. Ltd., Class A	22,848	21,246
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	82,900	203,507
	Zhuzhou Kibing Group Co. Ltd., Class A	31,600	25,823
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	133,042
TOTAL CHINA			42,770,356
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	18,245	57,485
	Cementos Argos SA	3,816	6,272
	Grupo Argos SA	21,365	75,277
TOTAL COLOMBIA			139,034
GREECE — (0.6%)
*	Alpha Services & Holdings SA	252,527	449,717
	Autohellas Tourist & Trading SA	1,238	17,907
	Bank of Greece	2,693	41,524
*	Ellaktor SA	5,435	14,516
	ElvalHalcor SA	8,527	21,972
	Fourlis Holdings SA	2,389	10,480
	GEK Terna Holding Real Estate Construction SA	2,124	31,966
	Helleniq Energy Holdings SA	8,289	66,482
	Intracom Holdings SA	5,766	23,311
*	LAMDA Development SA	9,148	69,044
	Motor Oil Hellas Corinth Refineries SA	8,499	232,839
*	Piraeus Financial Holdings SA	61,528	249,171
	Piraeus Port Authority SA	1,053	28,414
	Sarantis SA	1,153	10,936
	Thrace Plastics Holding & Co.	2,454	11,558

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA	5,440	$140,084
TOTAL GREECE			1,419,921
HONG KONG — (0.0%)
*	Sinic Holdings Group Co. Ltd.	28,000	0
*††	Tian Shan Development Holding Ltd.	52,000	0
INDIA — (24.5%)
	360 ONE WAM Ltd.	19,720	147,348
	63 Moons Technologies Ltd.	3,396	17,401
	Aarti Drugs Ltd.	7,988	50,458
	Aarti Industries Ltd.	19,377	153,415
*	Aarti Pharmalabs Ltd.	3,849	24,686
*	Aavas Financiers Ltd.	5,153	91,518
	ACC Ltd.	11,413	349,618
	Action Construction Equipment Ltd.	7,079	83,350
	ADF Foods Ltd.	11,510	29,810
*	Aditya Birla Capital Ltd.	73,935	152,211
	Advanced Enzyme Technologies Ltd.	6,682	30,579
	Aegis Logistics Ltd.	20,735	94,370
	AGI Greenpac Ltd.	3,184	30,673
	Agro Tech Foods Ltd.	1,967	19,771
	Ahluwalia Contracts India Ltd.	2,928	30,141
	AIA Engineering Ltd.	5,612	275,010
	Ajanta Pharma Ltd.	4,391	115,334
	Alembic Ltd.	6,876	7,768
	Alembic Pharmaceuticals Ltd.	8,442	98,361
	Alkem Laboratories Ltd.	3,808	229,083
*	Allcargo Gati Ltd.	4,650	7,046
	Allcargo Logistics Ltd.	29,876	29,149
	Allcargo Terminals Ltd.	7,469	6,467
	Amara Raja Energy & Mobility Ltd.	13,772	146,746
*	Amber Enterprises India Ltd.	2,134	111,544
	Ambika Cotton Mills Ltd.	569	11,919
	Ambuja Cements Ltd.	1,803	12,107
	Anant Raj Ltd.	16,935	64,700
	Andhra Paper Ltd.	1,716	12,830
	Andhra Sugars Ltd.	8,815	11,799
	Apar Industries Ltd.	2,879	217,185
	APL Apollo Tubes Ltd.	1,527	27,834
	Apollo Pipes Ltd.	1,969	16,189
	Apollo Tyres Ltd.	58,316	379,301
	Arvind Fashions Ltd.	2,551	15,930
	Arvind Ltd.	22,037	83,308
	Asahi India Glass Ltd.	4,547	28,711
*	Ashapura Minechem Ltd.	2,747	13,935
	Ashiana Housing Ltd.	6,134	22,738
	Ashok Leyland Ltd.	187,863	397,932
*	Ashoka Buildcon Ltd.	22,830	49,887
*Ω	Aster DM Healthcare Ltd.	20,067	106,707
	Astra Microwave Products Ltd.	12,431	85,476
	Atul Ltd.	1,372	106,071
Ω	AU Small Finance Bank Ltd.	22,943	176,150
	Aurobindo Pharma Ltd.	50,095	695,309
	Automotive Axles Ltd.	879	21,740
	Avadh Sugar & Energy Ltd.	1,253	9,397
	Avanti Feeds Ltd.	6,008	37,824
	Bajaj Consumer Care Ltd.	16,837	44,417
*	Bajaj Hindusthan Sugar Ltd.	120,090	44,964

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Holdings & Investment Ltd.	4,186	$420,820
	Balaji Amines Ltd.	482	14,078
	Balkrishna Industries Ltd.	10,726	317,992
	Balmer Lawrie & Co. Ltd.	10,274	35,185
	Balrampur Chini Mills Ltd.	24,145	115,092
	Banco Products India Ltd.	1,519	13,001
Ω	Bandhan Bank Ltd.	90,354	248,482
	Bank of India	87,859	146,646
	Bank of Maharashtra	86,887	57,737
	Bannari Amman Sugars Ltd.	715	20,761
	BASF India Ltd.	1,446	52,910
	BEML Ltd.	2,896	122,029
	Bhansali Engineering Polymers Ltd.	32,989	42,335
	Bharat Bijlee Ltd.	517	32,768
	Bharat Electronics Ltd.	69,667	156,332
	Bharat Forge Ltd.	4,852	72,105
	Bharat Heavy Electricals Ltd.	165,453	454,621
	Bharat Rasayan Ltd.	47	5,136
	Birla Corp. Ltd.	5,943	109,424
	Birlasoft Ltd.	27,719	283,675
	Bombay Burmah Trading Co.	3,632	76,209
*	Borosil Ltd.	2,132	9,029
	Bosch Ltd.	925	262,100
	Brigade Enterprises Ltd.	17,911	220,258
*	Brightcom Group Ltd.	196,745	48,203
	BSE Ltd.	9,234	259,502
*	Camlin Fine Sciences Ltd.	4,534	7,053
	Can Fin Homes Ltd.	12,656	118,386
	Canara Bank	71,759	415,622
*	Capacit'e Infraprojects Ltd.	12,960	41,161
	Caplin Point Laboratories Ltd.	4,054	70,372
	Carborundum Universal Ltd.	2,411	32,720
	Care Ratings Ltd.	2,317	28,646
*	Cartrade Tech Ltd.	2,827	24,844
	CCL Products India Ltd.	7,811	63,260
	Ceat Ltd.	5,123	162,786
	Century Enka Ltd.	2,942	15,835
	Century Plyboards India Ltd.	2,114	19,985
	Century Textiles & Industries Ltd.	8,265	142,335
	Cera Sanitaryware Ltd.	209	20,778
	Chambal Fertilisers & Chemicals Ltd.	30,634	135,421
	Cholamandalam Financial Holdings Ltd.	15,121	214,398
	Cholamandalam Investment & Finance Co. Ltd.	24,272	346,617
	CIE Automotive India Ltd.	20,010	116,992
	Cigniti Technologies Ltd.	1,547	18,682
	Cipla Ltd.	56,480	919,281
	City Union Bank Ltd.	72,177	126,104
	CMS Info Systems Ltd.	7,754	35,915
Ω	Cochin Shipyard Ltd.	19,212	210,476
*Ω	Coffee Day Enterprises Ltd.	20,222	14,432
	Confidence Petroleum India Ltd.	17,447	17,956
	Container Corp. of India Ltd.	40,331	429,289
	Coromandel International Ltd.	17,834	225,949
	Cosmo First Ltd.	2,466	18,279
*	CreditAccess Grameen Ltd.	8,071	155,059
*	CSB Bank Ltd.	13,783	63,675
	Cummins India Ltd.	1,959	53,751
	Cyient Ltd.	10,301	244,951
*	D B Realty Ltd.	14,432	43,632

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Ltd.	13,110	$357,843
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,841
	Datamatics Global Services Ltd.	1,148	9,598
	DB Corp. Ltd.	6,805	26,162
	DCB Bank Ltd.	57,328	95,424
	DCM Shriram Ltd.	5,586	69,644
	DCW Ltd.	20,413	16,946
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	60,195
	Delta Corp. Ltd.	17,415	29,367
*	DEN Networks Ltd.	17,185	12,633
	Dhampur Sugar Mills Ltd.	5,029	16,047
*	Dhani Services Ltd.	45,884	21,225
	Dhanuka Agritech Ltd.	1,649	23,887
Ω	Dilip Buildcon Ltd.	2,926	14,105
*	Dish TV India Ltd.	232,134	55,748
*	Dishman Carbogen Amcis Ltd.	4,884	11,369
	Dr Reddy's Laboratories Ltd., ADR	9,830	707,269
	Dr Reddy's Laboratories Ltd.	3,028	222,446
	Dwarikesh Sugar Industries Ltd.	25,698	26,267
	Dynamatic Technologies Ltd.	483	37,345
	eClerx Services Ltd.	3,173	104,002
	Edelweiss Financial Services Ltd.	91,879	77,473
	EID Parry India Ltd.	13,557	102,900
	EIH Ltd.	31,373	124,521
	Electrosteel Castings Ltd.	67,971	142,454
Ω	Endurance Technologies Ltd.	4,098	104,077
	Engineers India Ltd.	54,368	154,685
	Epigral Ltd.	2,451	30,752
	EPL Ltd.	16,493	40,108
Ω	Equitas Small Finance Bank Ltd.	64,024	80,295
*Ω	Eris Lifesciences Ltd.	5,181	57,344
	Escorts Kubota Ltd.	7,272	261,474
	Everest Industries Ltd.	632	9,731
	Exide Industries Ltd.	67,801	273,593
*	FDC Ltd.	8,552	42,852
	Federal Bank Ltd.	298,315	528,748
	FIEM Industries Ltd.	1,275	36,833
*	Fino Payments Bank Ltd.	2,776	11,004
	Finolex Cables Ltd.	10,965	144,058
	Finolex Industries Ltd.	45,245	121,034
	Firstsource Solutions Ltd.	40,640	99,999
	Force Motors Ltd.	534	25,646
	Fortis Healthcare Ltd.	67,232	349,767
	Gabriel India Ltd.	14,644	67,825
	GAIL India Ltd.	419,667	873,744
	Galaxy Surfactants Ltd.	901	30,281
	Ganesh Housing Corp. Ltd.	2,074	18,358
	Garden Reach Shipbuilders & Engineers Ltd.	1,665	18,622
	Gateway Distriparks Ltd.	29,945	40,355
	Genus Power Infrastructures Ltd.	30,175	96,236
	GHCL Ltd.	12,047	84,614
*	GHCL Textiles Ltd.	12,047	11,650
	GIC Housing Finance Ltd.	4,685	14,460
	Glenmark Pharmaceuticals Ltd.	25,269	275,709
	Godawari Power & Ispat Ltd.	6,065	55,738
	Godfrey Phillips India Ltd.	2,269	67,690
Ω	Godrej Agrovet Ltd.	5,663	37,930
*	Godrej Industries Ltd.	12,487	135,364
	Gokaldas Exports Ltd.	958	10,692

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Goodyear India Ltd.	858	$14,378
	Granules India Ltd.	23,190	115,554
	Graphite India Ltd.	13,925	90,918
	Grauer & Weil India Ltd.	6,586	12,374
	Great Eastern Shipping Co. Ltd.	17,366	206,594
	Greaves Cotton Ltd.	10,604	20,928
	Greenlam Industries Ltd.	1,255	8,158
	Greenpanel Industries Ltd.	7,462	35,615
	Greenply Industries Ltd.	3,563	10,541
	Gujarat Alkalies & Chemicals Ltd.	4,036	38,545
	Gujarat Ambuja Exports Ltd.	11,275	52,707
	Gujarat Fluorochemicals Ltd.	2,313	102,108
	Gujarat Mineral Development Corp. Ltd.	17,056	93,826
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	104,008
	Gujarat Pipavav Port Ltd.	41,924	89,261
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	116,017
	Gujarat State Petronet Ltd.	48,339	213,568
	Gulf Oil Lubricants India Ltd.	1,818	17,481
*	Hathway Cable & Datacom Ltd.	78,059	22,515
	HBL Power Systems Ltd.	13,146	85,426
*	HealthCare Global Enterprises Ltd.	7,253	32,522
	HEG Ltd.	2,638	56,053
	HeidelbergCement India Ltd.	9,938	27,738
	Heritage Foods Ltd.	14,892	57,660
	Hero MotoCorp Ltd.	16,291	906,635
*	Heubach Colorants India Ltd.	1,431	9,261
	HFCL Ltd.	136,955	169,734
	HG Infra Engineering Ltd.	2,995	33,687
	Hikal Ltd.	4,944	17,877
	HIL Ltd.	799	28,665
	Himadri Speciality Chemical Ltd.	40,762	182,595
*	Himatsingka Seide Ltd.	4,826	9,704
	Hinduja Global Solutions Ltd.	1,427	16,846
	Hindustan Aeronautics Ltd.	6,429	233,393
	Hindustan Copper Ltd.	7,628	26,629
	Honda India Power Products Ltd.	495	14,563
	Huhtamaki India Ltd.	3,724	14,481
	I G Petrochemicals Ltd.	3,372	20,294
Ω	ICICI Lombard General Insurance Co. Ltd.	11,148	201,631
	ICRA Ltd.	640	42,312
*	IDFC First Bank Ltd.	515,636	521,867
	IDFC Ltd.	201,826	289,283
*	IFB Industries Ltd.	799	12,957
	Igarashi Motors India Ltd.	1,388	9,317
	IIFL Finance Ltd.	30,993	232,672
	IIFL Securities Ltd.	10,171	20,810
*	India Cements Ltd.	29,087	91,768
	India Glycols Ltd.	2,660	29,126
	Indiabulls Housing Finance Ltd.	63,151	169,977
*	Indiabulls Real Estate Ltd.	69,019	81,561
	Indian Bank	44,284	264,802
	Indian Hotels Co. Ltd.	5,551	32,856
	Indian Railway Catering & Tourism Corp. Ltd.	3,465	40,882
Ω	Indian Railway Finance Corp. Ltd.	266,415	566,136
	Indo Count Industries Ltd.	9,730	32,493
	Indoco Remedies Ltd.	2,313	10,436
*	Indus Towers Ltd.	101,383	272,041
	Infibeam Avenues Ltd.	156,938	66,168
	Info Edge India Ltd.	8,600	521,409

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Inox Wind Ltd.	5,553	$31,697
	Insecticides India Ltd.	1,495	11,409
	Intellect Design Arena Ltd.	9,038	98,034
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	24,452
	Ipca Laboratories Ltd.	19,348	260,776
Ω	IRCON International Ltd.	31,058	89,156
	ISGEC Heavy Engineering Ltd.	2,819	34,721
	ITD Cementation India Ltd.	21,907	85,239
*	ITI Ltd.	7,263	29,949
	J Kumar Infraprojects Ltd.	8,134	63,172
*	Jagran Prakashan Ltd.	20,306	24,652
	Jai Corp. Ltd.	16,491	74,205
	Jammu & Kashmir Bank Ltd.	45,969	74,066
	Jamna Auto Industries Ltd.	19,947	28,446
	JB Chemicals & Pharmaceuticals Ltd.	1,201	24,265
	Jindal Poly Films Ltd.	3,096	23,267
	Jindal Saw Ltd.	36,624	229,698
	Jindal Stainless Ltd.	54,083	374,635
	Jindal Steel & Power Ltd.	67,480	613,982
	JK Cement Ltd.	4,807	252,937
	JK Lakshmi Cement Ltd.	9,249	104,271
	JK Paper Ltd.	13,452	70,481
	JK Tyre & Industries Ltd.	16,774	106,571
	JM Financial Ltd.	85,680	115,634
	JSW Energy Ltd.	106,314	645,708
	JTEKT India Ltd.	11,048	21,501
	Jubilant Ingrevia Ltd.	16,322	86,007
	Jubilant Pharmova Ltd.	12,752	87,505
*	Just Dial Ltd.	2,955	29,389
	Jyothy Labs Ltd.	29,185	179,020
	Kalpataru Projects International Ltd.	11,248	108,131
	Kalyani Steels Ltd.	5,570	40,636
	Kansai Nerolac Paints Ltd.	15,823	65,168
	Karnataka Bank Ltd.	66,443	203,979
	Karur Vysya Bank Ltd.	70,147	167,330
	Kaveri Seed Co. Ltd.	2,664	23,186
	KCP Ltd.	12,677	29,916
	KEC International Ltd.	15,776	124,751
	KEI Industries Ltd.	1,377	52,844
	Kennametal India Ltd.	656	19,920
*	Kesoram Industries Ltd.	43,543	89,940
	Kewal Kiran Clothing Ltd.	1,817	16,826
	Kirloskar Brothers Ltd.	5,543	60,508
	Kirloskar Ferrous Industries Ltd.	6,216	47,721
	Kirloskar Oil Engines Ltd.	9,660	81,890
	Klass Pack Ltd.	1,599	2,094
	KNR Constructions Ltd.	15,834	52,532
	Kolte-Patil Developers Ltd.	6,966	42,890
	Kovai Medical Center & Hospital	977	38,033
	KPIT Technologies Ltd.	2,103	39,231
	KPR Mill Ltd.	9,278	88,241
	KRBL Ltd.	9,467	40,951
	Krsnaa Diagnostics Ltd.	1,854	15,578
	KSB Ltd.	1,547	67,910
	L&T Finance Holdings Ltd.	125,185	261,023
	LA Opala RG Ltd.	3,233	14,239
	Lakshmi Machine Works Ltd.	413	68,014
Ω	Laurus Labs Ltd.	50,778	232,779
	Laxmi Organic Industries Ltd.	6,278	20,391

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LG Balakrishnan & Bros Ltd.	4,876	$75,689
	LIC Housing Finance Ltd.	52,307	394,469
	Linde India Ltd.	621	41,667
	LT Foods Ltd.	25,353	60,144
	Lumax Auto Technologies Ltd.	4,144	19,428
	Lumax Industries Ltd.	360	10,661
	Lupin Ltd.	28,548	515,418
	LUX Industries Ltd.	482	7,250
	Maharashtra Scooters Ltd.	720	65,023
	Maharashtra Seamless Ltd.	9,160	116,438
	Mahindra & Mahindra Financial Services Ltd.	91,866	320,555
	Mahindra Lifespace Developers Ltd.	12,243	82,510
Ω	Mahindra Logistics Ltd.	4,503	22,327
	Maithan Alloys Ltd.	646	8,461
	Man Industries India Ltd.	4,449	23,448
	Man Infraconstruction Ltd.	20,147	57,725
	Manappuram Finance Ltd.	86,581	192,820
	Marksans Pharma Ltd.	51,545	96,832
Ω	MAS Financial Services Ltd.	2,939	35,481
	Mastek Ltd.	2,382	81,983
	Mayur Uniquoters Ltd.	2,174	14,935
	Mazagon Dock Shipbuilders Ltd.	2,603	71,642
*	Medplus Health Services Ltd.	744	6,463
	Meghmani Organics Ltd.	26,079	27,446
	Minda Corp. Ltd.	8,248	41,087
Ω	Mishra Dhatu Nigam Ltd.	11,441	71,138
	MM Forgings Ltd.	1,219	13,510
	MOIL Ltd.	10,893	45,558
	Monte Carlo Fashions Ltd.	1,697	14,159
*	Morepen Laboratories Ltd.	76,735	48,942
	Motherson Sumi Wiring India Ltd.	33,657	26,478
	Motilal Oswal Financial Services Ltd.	5,968	128,739
	Mphasis Ltd.	9,368	291,776
	MRF Ltd.	327	559,068
	Mrs Bectors Food Specialities Ltd.	1,694	24,236
	Multi Commodity Exchange of India Ltd.	705	28,867
	Muthoot Finance Ltd.	19,462	326,252
	Natco Pharma Ltd.	11,479	119,490
	National Aluminium Co. Ltd.	131,702	237,988
	Nava Ltd.	19,142	109,851
	Navneet Education Ltd.	13,812	25,613
	NCC Ltd.	75,278	194,978
	NESCO Ltd.	3,096	32,275
	Neuland Laboratories Ltd.	1,011	78,593
	NIIT Learning Systems Ltd.	11,898	66,710
	NIIT Ltd.	11,898	17,884
	Nilkamal Ltd.	1,015	26,549
Ω	Nippon Life India Asset Management Ltd.	18,020	113,716
	NMDC Ltd.	145,066	384,337
*††	NMDC Steel Ltd.	99,766	83,537
	NOCIL Ltd.	20,106	65,176
	NRB Bearings Ltd.	5,264	21,782
	Nucleus Software Exports Ltd.	803	15,293
	Nuvama Wealth Management Ltd.	1,025	43,949
	Oberoi Realty Ltd.	18,904	302,113
*	OnMobile Global Ltd.	7,752	10,512
	Oracle Financial Services Software Ltd.	2,420	189,968
	Orient Cement Ltd.	21,919	74,762
	Oriental Carbon & Chemicals Ltd.	1,456	15,329

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oriental Hotels Ltd.	9,781	$14,702
	Paisalo Digital Ltd.	37,330	59,853
	Panama Petrochem Ltd.	4,921	21,469
	Patanjali Foods Ltd.	11,431	218,182
*	Patel Engineering Ltd.	53,331	45,081
*	PC Jeweller Ltd.	55,461	36,942
	PCBL Ltd.	24,419	93,842
	Persistent Systems Ltd.	388	38,834
	Petronet LNG Ltd.	133,201	431,323
	Pfizer Ltd.	921	47,686
	Phoenix Mills Ltd.	13,797	401,679
	PI Industries Ltd.	277	11,268
	Piramal Enterprises Ltd.	18,976	208,999
*	Piramal Pharma Ltd.	84,165	146,006
*Ω	PNB Housing Finance Ltd.	16,208	152,617
	PNC Infratech Ltd.	9,087	49,938
	Polyplex Corp. Ltd.	2,859	34,925
	Poonawalla Fincorp Ltd.	32,873	189,317
	Power Finance Corp. Ltd.	221,346	1,184,302
	Power Mech Projects Ltd.	608	39,133
	Praj Industries Ltd.	6,095	36,584
*	Prakash Industries Ltd.	12,834	32,123
Ω	Prataap Snacks Ltd.	1,973	30,547
	Prestige Estates Projects Ltd.	24,901	377,043
*	Pricol Ltd.	18,565	85,405
*	Prince Pipes & Fittings Ltd.	1,426	12,223
*	Prism Johnson Ltd.	45,272	99,263
*	Privi Speciality Chemicals Ltd.	741	10,879
	PSP Projects Ltd.	1,063	9,579
	PTC India Financial Services Ltd.	31,087	23,300
	PTC India Ltd.	49,707	143,912
	Punjab National Bank	305,158	420,863
	Puravankara Ltd.	7,743	24,244
*Ω	Quess Corp. Ltd.	11,307	68,797
	Radico Khaitan Ltd.	1,536	30,684
	Rain Industries Ltd.	35,316	73,868
	Rajesh Exports Ltd.	12,110	53,280
	Rallis India Ltd.	10,770	34,364
	Ramco Cements Ltd.	16,711	204,416
	Ramco Industries Ltd.	6,510	19,286
*	Ramco Systems Ltd.	2,857	11,424
	Ramkrishna Forgings Ltd.	10,185	93,670
*	Ramky Infrastructure Ltd.	1,161	12,898
	Rane Holdings Ltd.	1,439	21,399
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	50,270
	Ratnamani Metals & Tubes Ltd.	1,438	61,294
	Raymond Ltd.	6,223	132,994
Ω	RBL Bank Ltd.	76,650	240,192
	REC Ltd.	223,482	1,341,954
	Redington Ltd.	94,584	204,836
*	Redtape Ltd.	3,030	23,826
*	Reliance Power Ltd.	456,424	163,310
	Repco Home Finance Ltd.	8,101	39,646
	Responsive Industries Ltd.	4,608	16,808
	RITES Ltd.	7,490	67,025
	Rossari Biotech Ltd.	1,951	18,578
	Route Mobile Ltd.	2,466	47,230
	RSWM Ltd.	4,312	11,798
	Rupa & Co. Ltd.	2,488	8,308

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sagar Cements Ltd.	4,388	$14,222
	Samvardhana Motherson International Ltd.	372,045	508,559
	Sandhar Technologies Ltd.	1,690	9,764
	Sanghvi Movers Ltd.	2,032	18,993
	Sarda Energy & Minerals Ltd.	14,770	44,605
	Saregama India Ltd.	2,338	9,818
	Sasken Technologies Ltd.	747	13,123
*	Satin Creditcare Network Ltd.	4,026	12,548
	Savita Oil Technologies Ltd.	2,310	11,556
	Schaeffler India Ltd.	1,449	54,509
	Seshasayee Paper & Boards Ltd.	5,576	23,079
Ω	SH Kelkar & Co. Ltd.	5,846	11,818
	Shakti Pumps India Ltd.	935	16,649
	Sharda Cropchem Ltd.	3,090	14,735
	Sharda Motor Industries Ltd.	713	11,696
*	Sheela Foam Ltd.	1,840	25,990
*	Shilpa Medicare Ltd.	6,393	28,132
††	Shipping Corp. of India Ltd.	50,958	68,293
	Shree Cement Ltd.	580	198,319
	Shriram Finance Ltd.	42,671	1,270,519
*	SIS Ltd.	3,744	22,147
	Siyaram Silk Mills Ltd.	3,403	21,818
	SJS Enterprises Ltd.	2,570	18,251
	Sobha Ltd.	8,336	145,501
	Solar Industries India Ltd.	756	58,861
*	Solara Active Pharma Sciences Ltd.	2,319	10,762
	Somany Ceramics Ltd.	2,041	17,409
	South Indian Bank Ltd.	422,529	176,470
*	Spandana Sphoorty Financial Ltd.	3,573	45,003
	SRF Ltd.	8,971	250,355
*	Star Cement Ltd.	15,455	34,672
	Steel Authority of India Ltd.	206,149	304,288
	Sterlite Technologies Ltd.	22,270	38,781
	Strides Pharma Science Ltd.	13,715	115,860
	Styrenix Performance Materials Ltd.	507	9,311
	Subros Ltd.	4,472	35,790
	Sudarshan Chemical Industries Ltd.	2,581	16,349
	Sun TV Network Ltd.	15,404	122,115
	Sundaram Finance Ltd.	9,828	421,953
	Sundaram-Clayton Ltd.	898	16,393
*	Sunflag Iron & Steel Co. Ltd.	4,493	12,880
	Sunteck Realty Ltd.	7,768	43,868
	Suprajit Engineering Ltd.	9,703	45,524
	Supreme Petrochem Ltd.	7,201	52,140
	Surya Roshni Ltd.	7,362	69,287
	Swan Energy Ltd.	4,057	31,320
	Tamil Nadu Newsprint & Papers Ltd.	11,562	44,420
	Tamilnad Mercantile Bank Ltd.	4,016	24,440
*	TARC Ltd.	9,361	18,203
	Tata Chemicals Ltd.	25,676	318,802
	Tata Consumer Products Ltd.	84,058	1,132,975
	Tata Motors Ltd.	2,817	30,001
	Tata Steel Ltd.	48,850	79,982
*Ω	TCNS Clothing Co. Ltd.	1,457	7,146
	TD Power Systems Ltd.	6,975	25,287
*	TeamLease Services Ltd.	1,113	38,149
	Techno Electric & Engineering Co. Ltd.	10,979	108,137
	Texmaco Rail & Engineering Ltd.	50,683	135,114
	Thermax Ltd.	240	9,174

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Thirumalai Chemicals Ltd.	15,759	$46,046
	Thomas Cook India Ltd.	26,493	55,115
	Tide Water Oil Co. India Ltd.	415	8,138
	Time Technoplast Ltd.	25,514	53,416
	Titagarh Rail System Ltd.	11,859	157,057
	Tourism Finance Corp. of India Ltd.	8,527	18,701
*	TransIndia Real Estate Ltd.	7,469	5,019
	Transport Corp. of India Ltd.	4,427	50,002
	Trident Ltd.	147,551	84,420
	Triveni Engineering & Industries Ltd.	10,691	44,021
*	Triveni Turbine Ltd.	3,887	17,628
	TTK Prestige Ltd.	3,824	35,856
	TV Today Network Ltd.	2,698	8,064
*	TV18 Broadcast Ltd.	21,283	16,151
	TVS Holdings Ltd.	898	86,721
	TVS Srichakra Ltd.	777	41,399
	Uflex Ltd.	6,902	38,638
*	Ugro Capital Ltd.	11,318	38,599
Ω	Ujjivan Small Finance Bank Ltd.	84,580	56,541
*	Unichem Laboratories Ltd.	3,734	21,185
	Union Bank of India Ltd.	178,021	299,482
	UPL Ltd.	78,979	511,598
	Usha Martin Ltd.	30,875	139,213
	UTI Asset Management Co. Ltd.	6,565	73,628
*	VA Tech Wabag Ltd.	5,913	47,972
	Vaibhav Global Ltd.	6,445	38,655
	Vardhman Textiles Ltd.	16,925	87,399
*Ω	Varroc Engineering Ltd.	5,366	35,959
	Vedanta Ltd.	70,887	235,197
	Venky's India Ltd.	752	17,842
	Vesuvius India Ltd.	1,292	55,094
	Vindhya Telelinks Ltd.	1,897	56,114
	VL E-Governance & IT Solutions Ltd.	8,458	7,303
*	Vodafone Idea Ltd.	1,094,486	187,988
	Voltamp Transformers Ltd.	664	64,570
	Voltas Ltd.	20,303	266,152
	VRL Logistics Ltd.	2,989	26,753
	VST Industries Ltd.	716	31,859
	VST Tillers Tractors Ltd.	516	20,709
	Welspun Corp. Ltd.	18,515	131,083
	Welspun Enterprises Ltd.	13,957	59,744
	Welspun Living Ltd.	45,522	90,072
	West Coast Paper Mills Ltd.	7,697	72,362
	Whirlpool of India Ltd.	595	9,645
*	Wockhardt Ltd.	8,985	49,364
	Wonderla Holidays Ltd.	2,231	23,698
*	Yes Bank Ltd.	2,017,709	584,769
*	Zee Entertainment Enterprises Ltd.	151,424	317,221
	Zensar Technologies Ltd.	17,247	119,724
*	Zomato Ltd.	56,996	95,521
	Zydus Lifesciences Ltd.	38,491	352,345
	Zydus Wellnes Ltd.	2,934	57,020
TOTAL INDIA			58,100,013
INDONESIA — (1.8%)
	Ace Hardware Indonesia Tbk. PT	1,061,800	57,162
	Adaro Energy Indonesia Tbk. PT	2,443,600	370,516
*	Adhi Karya Persero Tbk. PT	366,900	6,550
	AKR Corporindo Tbk. PT	236,300	24,248

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Alam Sutera Realty Tbk. PT	2,601,900	$26,733
	Aneka Tambang Tbk. PT	774,700	76,008
	Astra Agro Lestari Tbk. PT	40,700	17,806
	Astra Otoparts Tbk. PT	103,700	14,706
	Bank BTPN Syariah Tbk. PT	369,400	37,185
*	Bank China Construction Bank Indonesia Tbk. PT	2,218,500	10,551
*	Bank Mayapada International Tbk. PT	4,738,084	54,687
	Bank Maybank Indonesia Tbk. PT	2,806,500	43,013
*	Bank MNC Internasional Tbk. PT	3,182,200	11,720
*	Bank Neo Commerce Tbk. PT	650,800	13,469
	Bank OCBC Nisp Tbk. PT	547,400	43,182
*	Bank Pan Indonesia Tbk. PT	629,400	43,822
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	533,749	39,375
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	719,200	29,609
	Bank Syariah Indonesia Tbk. PT	650,513	95,922
	Bank Tabungan Negara Persero Tbk. PT	967,965	79,991
	BFI Finance Indonesia Tbk. PT	280,500	21,591
	BISI International Tbk. PT	273,900	26,546
	Blue Bird Tbk. PT	104,800	11,298
*	Buana Lintas Lautan Tbk. PT	988,600	10,029
*	Bukalapak.com Tbk. PT	9,186,300	111,516
	Bukit Asam Tbk. PT	564,200	93,372
*	Bumi Resources Minerals Tbk. PT	4,751,800	46,667
*	Bumi Serpong Damai Tbk. PT	1,015,200	66,603
	Catur Sentosa Adiprana Tbk. PT	229,400	8,768
	Ciputra Development Tbk. PT	1,788,800	141,974
	Dayamitra Telekomunikasi PT	1,889,400	81,376
	Delta Dunia Makmur Tbk. PT	1,421,800	34,192
	Dharma Satya Nusantara Tbk. PT	248,300	8,014
	Elang Mahkota Teknologi Tbk. PT	2,799,100	82,156
	Elnusa Tbk. PT	809,300	20,579
	Erajaya Swasembada Tbk. PT	1,317,000	34,161
*	Gajah Tunggal Tbk. PT	227,100	15,620
	Gudang Garam Tbk. PT	80,000	99,781
*	Harum Energy Tbk. PT	293,100	21,781
	Indah Kiat Pulp & Paper Tbk. PT	443,300	219,594
	Indika Energy Tbk. PT	390,600	34,120
	Indo Tambangraya Megah Tbk. PT	58,000	99,374
	Indocement Tunggal Prakarsa Tbk. PT	68,200	38,943
	Indofood Sukses Makmur Tbk. PT	686,600	277,426
	Indomobil Sukses Internasional Tbk. PT	184,300	16,233
*	Intiland Development Tbk. PT	737,400	8,953
	Japfa Comfeed Indonesia Tbk. PT	759,300	51,016
*	Kawasan Industri Jababeka Tbk. PT	1,823,500	14,214
*	Lippo Karawaci Tbk. PT	6,806,860	34,497
	Medco Energi Internasional Tbk. PT	1,673,840	129,072
	Media Nusantara Citra Tbk. PT	1,341,600	30,399
	Mitra Adiperkasa Tbk. PT	238,300	29,515
	Mitra Pinasthika Mustika Tbk. PT	162,600	10,410
*	MNC Land Tbk. PT	8,068,300	31,656
	Mulia Industrindo Tbk. PT	331,500	8,820
	Pabrik Kertas Tjiwi Kimia Tbk. PT	245,200	97,097
	Pakuwon Jati Tbk. PT	2,387,600	63,538
*	Panin Financial Tbk. PT	3,173,200	51,881
*	Paninvest Tbk. PT	273,700	14,745
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	31,324
*	PP Persero Tbk. PT	551,300	14,384
	Puradelta Lestari Tbk. PT	1,577,400	16,078
	Ramayana Lestari Sentosa Tbk. PT	191,200	5,908

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*††	Rimo International Lestari Tbk. PT	3,228,000	$0
	Salim Ivomas Pratama Tbk. PT	780,700	18,110
	Sampoerna Agro Tbk. PT	77,700	9,855
	Samudera Indonesia Tbk. PT	1,589,000	34,630
	Sawit Sumbermas Sarana Tbk. PT	563,100	42,447
	Semen Baturaja Tbk. PT	296,900	4,477
	Semen Indonesia Persero Tbk. PT	510,542	200,509
	Siloam International Hospitals Tbk. PT	134,500	18,909
*††	Sri Rejeki Isman Tbk. PT	1,753,600	3,042
	Summarecon Agung Tbk. PT	2,022,600	71,787
	Surya Citra Media Tbk. PT	2,994,300	29,167
	Surya Esa Perkasa Tbk. PT	1,053,800	32,867
*	Surya Semesta Internusa Tbk. PT	883,000	22,889
	Tempo Scan Pacific Tbk. PT	82,400	10,805
	Timah Tbk. PT	493,000	17,956
*††	Trada Alam Minera Tbk. PT	2,672,100	0
	Trias Sentosa Tbk. PT	179,200	5,365
*	Trimegah Sekuritas Indonesia Tbk. PT	610,300	10,819
	Triputra Agro Persada PT	966,300	34,281
	Tunas Baru Lampung Tbk. PT	536,000	22,536
	United Tractors Tbk. PT	142,600	207,142
	Vale Indonesia Tbk. PT	394,200	96,668
*††	Waskita Karya Persero Tbk. PT	1,125,300	5,420
*	Wijaya Karya Persero Tbk. PT	568,600	8,648
*	Wintermar Offshore Marine Tbk. PT	309,700	7,391
	XL Axiata Tbk. PT	664,613	97,621
TOTAL INDONESIA			4,374,817
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	69,132	42,716
*	Agility Public Warehousing Co. KSC	249,534	470,666
	Ahli United Bank KSCP	37,299	34,812
	Al Ahli Bank of Kuwait KSCP	152,553	125,019
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	41,586	27,454
*	Alimtiaz Investment Group KSC	53,942	9,788
	Arzan Financial Group for Financing & Investment KPSC	55,858	41,053
*	Asiya Capital Investments Co. KSCP	97,686	15,090
	Boubyan Petrochemicals Co. KSCP	51,839	100,306
	Burgan Bank SAK	147,029	91,803
	Commercial Facilities Co. SAKP	27,850	15,216
	Gulf Bank KSCP	310,841	293,151
	Gulf Cables & Electrical Industries Group Co. KSCP	5,110	23,930
	Kuwait Cement Co. KSC	50,992	23,050
	Kuwait Financial Centre SAK	8,462	3,495
	Kuwait Insurance Co. SAK	15,388	24,771
	Kuwait International Bank KSCP	83,571	44,028
	National Industries Group Holding SAK	298,554	232,047
	National Investments Co. KSCP	50,538	44,539
TOTAL KUWAIT			1,662,934
MALAYSIA — (1.8%)
	Aeon Co. M Bhd.	96,000	22,890
	AEON Credit Service M Bhd.	23,400	29,165
#	AFFIN Bank Bhd.	85,520	47,523
	Ajinomoto Malaysia Bhd.	4,200	14,547
	Alliance Bank Malaysia Bhd.	147,400	106,842
	Allianz Malaysia Bhd.	10,500	42,459
#	AMMB Holdings Bhd.	255,000	228,302

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Bank Islam Malaysia Bhd.	127,300	$60,208
	Batu Kawan Bhd.	16,200	69,496
#*	Berjaya Corp. Bhd.	493,544	32,256
*	Bumi Armada Bhd.	507,900	59,869
	Cahya Mata Sarawak Bhd.	118,100	26,145
	Chin Teck Plantations Bhd.	5,500	8,694
#*	Dagang NeXchange Bhd.	152,800	10,912
	Dayang Enterprise Holdings Bhd.	106,300	45,859
	Dialog Group Bhd.	388,900	150,402
	DRB-Hicom Bhd.	151,400	43,003
#	Duopharma Biotech Bhd.	117,952	31,405
	Eco World Development Group Bhd.	136,900	38,109
*	Ekovest Bhd.	383,500	44,755
	FAR East Holdings Bhd.	1,400	1,082
#	Formosa Prosonic Industries Bhd.	21,800	13,528
	Gamuda Bhd.	278,212	296,878
	Genting Malaysia Bhd.	304,800	173,670
	Genting Plantations Bhd.	34,300	46,218
	Guan Chong Bhd.	51,600	18,085
	HAP Seng Consolidated Bhd.	68,800	67,871
	Hap Seng Plantations Holdings Bhd.	27,100	10,477
*	Hartalega Holdings Bhd.	39,500	22,861
*	Hengyuan Refining Co. Bhd.	18,000	11,743
	Hiap Teck Venture Bhd.	218,100	17,435
	Hibiscus Petroleum Bhd.	61,359	34,297
	Hong Leong Industries Bhd.	10,000	19,545
	IGB Bhd.	61,123	30,592
	IJM Corp. Bhd.	291,100	137,451
	IOI Properties Group Bhd.	252,700	115,309
#*	JAKS Resources Bhd.	260,520	10,189
	Jaya Tiasa Holdings Bhd.	113,300	27,271
	Keck Seng Malaysia Bhd.	19,600	23,488
	Kenanga Investment Bank Bhd.	89,400	20,349
	Kerjaya Prospek Group Bhd.	39,200	14,257
#	Kim Loong Resources Bhd.	29,200	12,563
	Kossan Rubber Industries Bhd.	244,200	105,728
	KPJ Healthcare Bhd.	92,700	31,541
	Kretam Holdings Bhd.	133,900	17,042
	LBS Bina Group Bhd.	99,500	13,313
#	Leong Hup International Bhd.	128,600	15,077
#*Ω	Lotte Chemical Titan Holding Bhd.	84,977	21,545
	Magni-Tech Industries Bhd.	19,900	7,993
	Magnum Bhd.	74,114	17,241
	Mah Sing Group Bhd.	277,700	55,009
	Malayan Flour Mills Bhd.	227,800	30,777
	Malaysia Airports Holdings Bhd.	68,230	110,948
#	Malaysia Building Society Bhd.	368,973	57,167
	Malaysia Smelting Corp. Bhd.	17,900	7,724
	Malaysian Resources Corp. Bhd.	291,800	39,955
	Matrix Concepts Holdings Bhd.	98,550	36,644
#	MBM Resources Bhd.	38,200	35,212
	Mega First Corp. Bhd.	74,000	61,155
	Mi Technovation Bhd.	70,500	29,584
	MKH Bhd.	39,000	12,185
#	MNRB Holdings Bhd.	50,800	14,602
	MPHB Capital Bhd.	55,400	12,241
*	Muhibbah Engineering M Bhd.	69,100	11,663
	Oriental Holdings Bhd.	46,900	63,398
#	OSK Holdings Bhd.	194,800	62,667

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Panasonic Manufacturing Malaysia Bhd.	2,000	$7,580
	Pantech Group Holdings Bhd.	62,800	12,933
	Petron Malaysia Refining & Marketing Bhd.	16,400	15,853
	RCE Capital Bhd.	49,100	32,970
#	Sarawak Oil Palms Bhd.	41,700	24,308
	Scientex Bhd.	87,100	73,689
	Sime Darby Property Bhd.	436,300	70,859
#	SKP Resources Bhd.	103,400	14,757
	SP Setia Bhd. Group	311,299	59,032
	Sunway Bhd.	363,223	205,510
	Supermax Corp. Bhd.	185,586	36,644
#	Ta Ann Holdings Bhd.	59,700	46,606
	Thong Guan Industries Bhd.	28,400	11,460
*	Top Glove Corp. Bhd.	490,200	96,240
*	Tropicana Corp. Bhd.	104,013	27,679
#	TSH Resources Bhd.	116,400	25,081
#	UEM Sunrise Bhd.	241,800	52,383
	Unisem M Bhd.	85,800	58,075
	United Malacca Bhd.	28,200	29,671
	United Plantations Bhd.	10,300	43,047
	UOA Development Bhd.	29,700	11,357
*	Velesto Energy Bhd.	320,200	17,529
	VS Industry Bhd.	394,900	60,084
#	WCT Holdings Bhd.	129,750	14,888
	Yinson Holdings Bhd.	188,219	102,264
*	YNH Property Bhd.	32,000	4,468
	YTL Corp. Bhd.	80,626	39,750
TOTAL MALAYSIA			4,303,128
MEXICO — (2.7%)
#	Alpek SAB de CV	60,630	40,616
*	Axtel SAB de CV	75,248	2,920
Ω	Banco del Bajio SA	108,947	415,811
#	Becle SAB de CV	50,641	94,329
*	Cemex SAB de CV	549,733	455,782
*	Cemex SAB de CV, Sponsored ADR	156,566	1,296,366
	Cia Minera Autlan SAB de CV, Class B	60,626	36,105
	Consorcio ARA SAB de CV	98,355	21,601
	Corp. Actinver SAB de CV	41,815	36,442
	Corporativo Fragua SAB de CV	8,077	253,411
	Cydsa SAB de CV	50,192	54,095
	El Puerto de Liverpool SAB de CV, Class C1	30,621	214,791
	GCC SAB de CV	15,006	174,250
	Genomma Lab Internacional SAB de CV, Class B	98,024	80,246
	Gentera SAB de CV	144,860	196,693
	Grupo Comercial Chedraui SA de CV	50,454	341,304
	Grupo Herdez SAB de CV	11,507	30,232
	Grupo Hotelero Santa Fe SAB de CV	50,240	10,786
	Grupo Industrial Saltillo SAB de CV	47,197	70,309
	Grupo Rotoplas SAB de CV	12,629	20,369
	Grupo Televisa SAB	323,345	194,441
*Ω	Grupo Traxion SAB de CV	39,637	72,566
*	Hoteles City Express SAB de CV	47,518	15,102
*	Industrias CH SAB de CV, Class B	11,679	129,537
*	Industrias Penoles SAB de CV	20,115	264,184
*	KUO SAB De CV, Class B	21,555	55,104
#	La Comer SAB de CV	60,217	140,786
	Medica Sur SAB de CV, Class B	20,670	49,599
	Megacable Holdings SAB de CV	99,897	255,380

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Minera Frisco SAB de CV, Class A1	70,887	$13,138
*Ω	Nemak SAB de CV	269,707	65,971
	Operadora De Sites Mexicanos SAB de CV, Class A	12,203	13,258
	Orbia Advance Corp. SAB de CV	119,036	236,945
*	Organizacion Cultiba SAB de CV	46,456	31,782
	Organizacion Soriana SAB de CV, Class B	37,912	76,875
	Promotora y Operadora de Infraestructura SAB de CV	19,999	196,835
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	19,670
	Qualitas Controladora SAB de CV	27,870	308,762
	Regional SAB de CV	11,748	108,726
*	Vista Energy SAB de CV, ADR	9,340	305,978
	Vitro SAB de CV, Class A	13,510	10,911
TOTAL MEXICO			6,412,008
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	135,600	21,397
	Alliance Global Group, Inc.	469,000	94,553
	Asia United Bank Corp.	12,165	7,256
	Belle Corp.	525,000	11,002
	China Banking Corp.	123,600	69,407
*	Converge Information & Communications Technology Solutions, Inc.	61,300	10,087
	Cosco Capital, Inc.	281,900	25,192
	DMCI Holdings, Inc.	395,300	75,466
	DoubleDragon Corp.	73,400	10,169
	Filinvest Development Corp.	121,800	12,068
	Filinvest Land, Inc.	1,703,000	20,868
	First Philippine Holdings Corp.	31,550	36,253
	Globe Telecom, Inc.	1,165	35,968
	GT Capital Holdings, Inc.	12,099	143,116
	LT Group, Inc.	216,100	36,459
	Megaworld Corp.	1,421,700	49,429
	Metropolitan Bank & Trust Co.	232,040	235,043
	Petron Corp.	459,700	27,560
*††	Philcomsat Holdings Corp.	9,064	12,864
	Philex Mining Corp.	326,000	17,987
*	Philippine National Bank	50,900	16,876
	Puregold Price Club, Inc.	121,000	59,721
	RFM Corp.	109,000	5,627
	Rizal Commercial Banking Corp.	113,800	46,438
	Robinsons Land Corp.	268,700	76,316
	Robinsons Retail Holdings, Inc.	15,100	9,457
	San Miguel Corp.	36,530	70,093
	Security Bank Corp.	50,660	63,934
*	Shell Pilipinas Corp.	17,600	3,372
*	Top Frontier Investment Holdings, Inc.	3,090	5,245
	Union Bank of the Philippines	109,402	86,860
	Vista Land & Lifescapes, Inc.	717,200	22,405
TOTAL PHILIPPINES			1,418,488
POLAND — (1.1%)
	AB SA	2,333	42,272
#*	Agora SA	8,438	23,790
*	Alior Bank SA	18,231	342,904
	Apator SA	2,181	8,268
#	Arctic Paper SA	5,110	27,931
	ASBISc Enterprises PLC	7,050	50,830
	Asseco Poland SA	8,572	156,150
	Bank Handlowy w Warszawie SA	5,702	147,086

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Bank Millennium SA	62,100	$130,016
*	Bank Ochrony Srodowiska SA	9,478	26,247
#*	BNPP Bank Polska SA	1,571	34,044
	Boryszew SA	19,241	28,195
	Cognor Holding SA	35,478	66,987
	ComArch SA	717	37,587
*	Cyfrowy Polsat SA	26,801	72,549
	Develia SA	59,303	73,145
	Echo Investment SA	23,480	24,767
*	Enea SA	37,216	88,492
*	Fabryki Mebli Forte SA	1,537	8,826
*	Grupa Azoty SA	7,205	42,992
	Inter Cars SA	1,305	178,141
*	Jastrzebska Spolka Weglowa SA	8,691	93,613
	KRUK SA	1,564	177,078
	Lubelski Wegiel Bogdanka SA	3,931	33,668
*	mBank SA	1,933	256,941
	Mirbud SA	7,385	14,961
*	Newag SA	2,123	10,616
*	PKP Cargo SA	7,482	26,152
*	Polimex-Mostostal SA	16,823	17,338
	Stalexport Autostrady SA	16,406	12,380
*	Tauron Polska Energia SA	202,440	185,054
	VRG SA	42,918	36,278
	Warsaw Stock Exchange	2,575	28,166
TOTAL POLAND			2,503,464
QATAR — (0.8%)
	Aamal Co.	288,708	68,566
	Al Khaleej Takaful Group QSC	22,072	17,149
*	Baladna	111,628	34,270
	Barwa Real Estate Co.	365,206	288,730
	Commercial Bank PSQC	145,293	209,296
	Doha Bank QPSC	434,645	203,203
	Doha Insurance Co. QSC	40,320	28,236
*	Estithmar Holding QPSC	52,129	28,264
	Gulf International Services QSC	201,523	155,743
	Gulf Warehousing Co.	37,401	33,350
*	Lesha Bank LLC	294,373	102,934
*	Mazaya Real Estate Development QPSC	84,477	15,660
	Medicare Group	18,697	24,825
	Qatar Industrial Manufacturing Co. QSC	41,774	33,781
*	Qatar Insurance Co. SAQ	222,946	139,955
	Qatar National Cement Co. QSC	68,440	80,076
	Qatar Navigation QSC	128,731	365,192
*	Salam International Investment Ltd. QSC	139,423	24,733
	United Development Co. QSC	355,663	101,369
TOTAL QATAR			1,955,332
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	16,505	0
*††	RusHydro PJSC, ADR	93,802	0
*††	Tatneft PJSC, Sponsored ADR	14,399	0
*††	VTB Bank PJSC, GDR	138,363	0
SAUDI ARABIA — (4.3%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	33,280	23,676

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Advanced Petrochemical Co.	11,359	$115,210
	Al Babtain Power & Telecommunication Co.	10,425	79,865
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	44,263
	Al Jouf Agricultural Development Co.	2,562	32,754
*	Al Jouf Cement Co.	8,531	26,806
*	Al Khaleej Training & Education Co.	6,476	49,600
*	AlAbdullatif Industrial Investment Co.	7,870	33,097
*	Al-Etihad Cooperative Insurance Co.	3,097	15,489
*	AlJazira Takaful Ta'awuni Co.	5,611	25,221
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	62,735
*	Alujain Corp.	6,757	74,420
	Arab National Bank	126,912	843,883
	Arabian Cement Co.	9,734	80,615
	Arriyadh Development Co.	17,211	100,415
	Bank AlBilad	41,666	493,982
*	Bank Al-Jazira	81,641	438,644
	Basic Chemical Industries Ltd.	2,738	23,607
	Bawan Co.	3,149	39,917
*	Chubb Arabia Cooperative Insurance Co.	2,171	21,188
	City Cement Co.	12,129	56,834
*	Dar Al Arkan Real Estate Development Co.	107,466	371,422
	Eastern Province Cement Co.	8,366	79,429
	Electrical Industries Co.	87,220	75,536
*	Emaar Economic City	82,232	174,152
	Etihad Etisalat Co.	69,362	964,000
	Fitaihi Holding Group	32,900	26,664
	Gulf Insurance Group	4,659	40,326
	Hail Cement Co.	11,665	35,742
	Herfy Food Services Co.	3,314	28,545
*	Jazan Development & Investment Co.	6,599	24,933
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	58,448
*	Methanol Chemicals Co.	5,127	25,344
	Middle East Paper Co.	3,399	34,094
*	Middle East Specialized Cables Co.	4,602	24,708
	Mobile Telecommunications Co. Saudi Arabia	97,397	346,449
	Najran Cement Co.	16,879	46,515
*	Nama Chemicals Co.	2,180	19,059
*	National Agriculture Development Co.	15,076	119,871
	National Co. for Glass Industries	3,510	37,977
*	National Gypsum	5,302	32,506
*	National Industrialization Co., Class C	62,513	194,642
	Nayifat Finance Co.	5,026	18,826
	Northern Region Cement Co.	18,964	50,661
*	Rabigh Refining & Petrochemical Co.	78,765	191,587
	Sahara International Petrochemical Co.	66,578	557,457
	Saudi Ceramic Co.	9,495	66,123
	Saudi Chemical Co. Holding	105,700	130,276
*	Saudi Ground Services Co.	16,403	181,976
	Saudi Industrial Investment Group	65,744	355,262
	Saudi Investment Bank	98,381	408,515
*	Saudi Kayan Petrochemical Co.	149,886	366,140
	Saudi Marketing Co.	3,087	20,382
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	84,104
*	Saudi Printing & Packaging Co., Class C	5,795	24,492
*	Saudi Public Transport Co.	10,417	55,961
*	Saudi Reinsurance Co.	8,310	50,850
	Savola Group	44,673	535,113
*	Seera Group Holding	33,818	266,672
	SHL Finance Co.	4,656	21,088

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Sinad Holding Co.	15,831	$53,180
	Southern Province Cement Co.	11,508	118,668
	Sustained Infrastructure Holding Co.	7,743	63,637
*	Tabuk Cement Co.	8,849	30,659
*	Umm Al-Qura Cement Co.	3,517	14,784
	United International Transportation Co.	6,599	145,846
	United Wire Factories Co.	1,128	8,962
*	Walaa Cooperative Insurance Co.	11,356	60,605
	Yamama Cement Co.	20,244	163,897
	Yanbu Cement Co.	12,614	102,534
	Yanbu National Petrochemical Co.	48,903	500,176
*	Zamil Industrial Investment Co.	8,237	56,349
TOTAL SAUDI ARABIA			10,147,365
SOUTH AFRICA — (2.7%)
	Adcock Ingram Holdings Ltd.	6,100	18,285
	Advtech Ltd.	15,224	21,862
	AECI Ltd.	20,061	108,075
	African Rainbow Minerals Ltd.	18,816	185,864
	Altron Ltd., Class A	27,408	14,581
	Aspen Pharmacare Holdings Ltd.	55,629	575,016
	Astral Foods Ltd.	1,365	11,511
	Barloworld Ltd.	31,236	124,644
*	Blue Label Telecoms Ltd.	90,389	16,885
*	Brait PLC	54,087	5,294
	Caxton & CTP Publishers & Printers Ltd.	18,917	10,735
	Curro Holdings Ltd.	20,708	13,339
	DataTec Ltd.	49,815	109,029
	Discovery Ltd.	79,180	585,363
	DRDGOLD Ltd.	15,767	12,344
	Exxaro Resources Ltd.	38,418	382,744
	Foschini Group Ltd.	38,927	235,695
	Grindrod Ltd.	120,704	78,604
	Harmony Gold Mining Co. Ltd.	43,711	273,226
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	292,496
	Impala Platinum Holdings Ltd.	7,093	27,534
	Investec Ltd.	35,863	236,656
	Invicta Holdings Ltd.	10,262	14,650
*	KAP Ltd.	436,996	52,040
	Lewis Group Ltd.	10,591	24,059
	Life Healthcare Group Holdings Ltd.	172,684	170,673
	Merafe Resources Ltd.	159,565	11,388
*	Metair Investments Ltd.	31,298	24,392
	Momentum Metropolitan Holdings	224,510	250,786
	Motus Holdings Ltd.	26,855	150,170
	Mpact Ltd.	21,681	34,095
	Oceana Group Ltd.	14,664	56,568
	Old Mutual Ltd.	873,070	581,011
	Omnia Holdings Ltd.	35,074	121,155
Ω	Pepkor Holdings Ltd.	293,260	301,550
*	PPC Ltd.	226,567	43,693
	Raubex Group Ltd.	23,054	36,704
*	RCL Foods Ltd.	30,615	14,451
	Reunert Ltd.	30,131	96,718
	RFG Holdings Ltd.	6,432	4,626
	Sanlam Ltd.	8,664	33,068
	Sappi Ltd.	96,987	230,983
	Sibanye Stillwater Ltd.	340,415	410,247
*	Southern Sun Ltd.	109,934	31,883

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Super Group Ltd.	56,942	$85,130
*	Telkom SA SOC Ltd.	54,440	81,903
	Thungela Resources Ltd.	19,801	126,746
*	Transaction Capital Ltd.	66,567	29,125
*	Wilson Bayly Holmes-Ovcon Ltd.	9,671	67,321
*	Zeda Ltd.	33,706	22,895
TOTAL SOUTH AFRICA			6,447,812
SOUTH KOREA — (11.7%)
*	ABco Electronics Co. Ltd.	3,431	30,274
*	Advanced Process Systems Corp.	1,107	17,609
	Aekyung Chemical Co. Ltd.	1,969	18,532
*	Aekyung Industrial Co. Ltd.	897	10,928
*	Agabang&Company	4,166	16,240
*	Ajin Industrial Co. Ltd.	4,708	14,604
*	ALUKO Co. Ltd.	8,599	21,758
*	Amorepacific Corp.	1,677	147,928
*	Amorepacific Group	5,174	95,075
*	Amotech Co. Ltd.	897	5,154
*	Anam Electronics Co. Ltd.	8,891	14,363
*	Ananti, Inc.	15,837	72,232
*	Aprogen Biologics	103,818	14,198
	Asia Cement Co. Ltd.	2,690	21,211
	ASIA Holdings Co. Ltd.	91	13,013
	Asia Paper Manufacturing Co. Ltd.	1,081	34,661
*	Avaco Co. Ltd.	2,775	25,978
	Baiksan Co. Ltd.	1,472	10,917
*	BGF Co. Ltd.	4,573	12,870
*	BGFecomaterials Co. Ltd.	3,174	11,136
*	BH Co. Ltd.	4,119	56,089
*	Binex Co. Ltd.	4,641	35,508
*	Binggrae Co. Ltd.	1,100	43,300
*	BNC Korea Co. Ltd.	3,590	10,147
	BNK Financial Group, Inc.	46,213	259,915
*	Boditech Med, Inc.	1,363	16,962
*	Boryung	6,455	58,469
*	Bubang Co. Ltd.	7,227	13,229
*	Byucksan Corp.	8,914	16,514
*	Cafe24 Corp.	1,595	26,818
*	CammSys Corp.	19,330	23,446
*	Chemtronics Co. Ltd.	1,274	20,628
*	ChinHung International, Inc.	19,986	15,529
*	Choil Aluminum Co. Ltd.	9,133	13,690
*	Chongkundang Holdings Corp.	732	33,020
*††	Chorokbaem Media Co. Ltd.	5,074	15,397
*	CJ CGV Co. Ltd.	12,126	50,036
	CJ CheilJedang Corp.	1,532	334,543
*	CJ Corp.	2,217	155,719
*	CJ ENM Co. Ltd.	1,819	97,165
*	CJ Freshway Corp.	1,674	30,673
*	CJ Logistics Corp.	1,719	174,939
*	CMG Pharmaceutical Co. Ltd.	6,299	10,399
*	Com2uS Holdings Corp.	678	19,485
	Com2uSCorp	1,617	55,117
*	Coreana Cosmetics Co. Ltd.	9,288	18,819
*	Coway Co. Ltd.	8,924	370,165
	COWELL FASHION Co. Ltd.	2,853	12,249
*	CR Holdings Co. Ltd.	5,750	24,789
*	Cuckoo Holdings Co. Ltd.	1,775	21,059

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Cuckoo Homesys Co. Ltd.	801	$12,027
*	D.I Corp.	3,646	16,290
*	Dae Won Kang Up Co. Ltd.	8,318	32,168
*	Daechang Forging Co. Ltd.	2,361	10,204
*	Daedong Corp.	3,607	39,813
*	Daeduck Co. Ltd.	4,415	20,973
*	Daeduck Electronics Co. Ltd.	5,605	100,903
*	Daehan Flour Mill Co. Ltd.	223	21,932
*	Daehan New Pharm Co. Ltd.	1,199	7,779
*	Daehan Steel Co. Ltd.	2,741	26,900
*	Dae-Il Corp.	2,910	9,120
*	Daesang Corp.	3,678	51,192
*	Daesang Holdings Co. Ltd.	4,994	36,598
*	Daesung Industrial Co. Ltd.	4,256	12,271
*	Daewon Media Co. Ltd.	983	8,732
*	Daewon Pharmaceutical Co. Ltd.	3,317	36,307
*	Daewoo Engineering & Construction Co. Ltd.	32,220	94,752
*	Daewoong Co. Ltd.	4,595	79,895
*	Daewoong Pharmaceutical Co. Ltd.	566	46,789
*	Daihan Pharmaceutical Co. Ltd.	686	14,456
*	Daishin Securities Co. Ltd.	5,660	65,375
*	Danal Co. Ltd.	5,965	17,757
*	Daol Investment & Securities Co. Ltd.	10,955	29,517
*	Daou Data Corp.	2,532	27,311
*	Daou Technology, Inc.	4,209	62,636
*	Dasan Networks, Inc.	4,714	14,279
*	DB Financial Investment Co. Ltd.	6,337	18,662
*	DB HiTek Co. Ltd.	4,507	167,085
*	DB Insurance Co. Ltd.	8,646	570,340
*	DB, Inc.	20,637	24,643
*	Deutsch Motors, Inc.	4,732	17,358
*	DGB Financial Group, Inc.	27,350	184,553
*	DI Dong Il Corp.	3,079	62,905
	Digital Daesung Co. Ltd.	3,570	15,144
*	DL Construction Co. Ltd.	2,109	23,659
*	DL E&C Co. Ltd.	4,648	144,576
*	DL Holdings Co. Ltd.	2,393	100,701
*	DMS Co. Ltd.	4,659	21,780
	DN Automotive Corp.	390	25,299
*	DNF Co. Ltd.	1,629	25,517
*	Dohwa Engineering Co. Ltd.	2,350	13,287
	Dong-A Socio Holdings Co. Ltd.	566	45,262
*	Dong-A ST Co. Ltd.	759	38,707
*	Dongbang Transport Logistics Co. Ltd.	3,812	6,483
	DongKook Pharmaceutical Co. Ltd.	4,132	55,247
*	Dongkuk CM Co. Ltd.	419	2,072
*	Dongkuk Holdings Co. Ltd.	2,133	11,924
*	Dongkuk Industries Co. Ltd.	7,902	29,126
*	Dongkuk Steel Mill Co. Ltd.	6,644	56,581
	Dongsuh Cos., Inc.	2,669	34,551
*	Dongsung Chemical Co. Ltd.	4,993	16,612
*	Dongwha Pharm Co. Ltd.	3,593	25,954
*	Dongwon Development Co. Ltd.	7,989	18,135
*	Dongwon F&B Co. Ltd.	1,585	39,050
	Doosan Bobcat, Inc.	7,797	296,941
*	Doosan Co. Ltd.	1,294	87,500
*	Doosan Tesna, Inc.	511	17,142
*	DoubleUGames Co. Ltd.	1,873	58,904
*	Dreamtech Co. Ltd.	2,246	19,551

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Duksan Hi-Metal Co. Ltd.	3,359	$17,602
*	Duksan Techopia Co. Ltd.	1,046	14,531
*	DY Corp.	2,421	10,158
*††	E Investment&Development Co. Ltd.	13,290	5,198
*	Easy Holdings Co. Ltd.	10,216	21,857
	Echo Marketing, Inc.	1,407	10,115
*	Ecoplastic Corp.	4,803	16,012
*	Ecopro Co. Ltd.	105	38,979
*††	Ehwa Technologies Information Co. Ltd.	46,593	11,765
*	Elentec Co. Ltd.	3,055	21,277
*	E-MART, Inc.	3,106	180,725
*	EMKOREA Co. Ltd.	4,152	7,230
*	ENF Technology Co. Ltd.	1,688	29,321
*	Enzychem Lifesciences Corp.	7,121	9,229
*	Eugene Corp.	10,128	25,944
*	Eugene Investment & Securities Co. Ltd.	15,368	44,313
*	Eusu Holdings Co. Ltd.	1,669	7,565
*	F&F Holdings Co. Ltd.	627	6,956
*	FarmStory Co. Ltd.	12,835	15,526
	Fila Holdings Corp.	7,613	231,922
*	Fursys, Inc.	403	9,246
*	Gabia, Inc.	2,000	25,766
*	GAEASOFT	1,361	8,630
*	GC Cell Corp.	1,114	33,387
*	Geumhwa PSC Co. Ltd.	840	16,090
*	Global Standard Technology Co. Ltd.	1,033	25,480
*	GOLFZON Co. Ltd.	528	31,643
*	Golfzon Newdin Holdings Co. Ltd.	3,388	9,428
*	Gradiant Corp.	2,087	20,696
*	Green Cross Corp.	839	67,745
*	Green Cross Holdings Corp.	3,664	40,563
*	GS Engineering & Construction Corp.	13,169	148,465
*	GS Global Corp.	11,688	22,451
*	GS Holdings Corp.	7,975	276,568
*	GS Retail Co. Ltd.	6,642	110,857
*	Gwangju Shinsegae Co. Ltd.	850	19,452
*	Haesung Industrial Co. Ltd.	2,850	16,590
*	Han Kuk Carbon Co. Ltd.	6,875	54,831
*	Hana Pharm Co. Ltd.	689	6,862
*	Hancom, Inc.	3,287	59,947
*	Handok, Inc.	1,372	14,076
*	Handsome Co. Ltd.	2,572	35,893
	Hanil Cement Co. Ltd.	2,476	22,308
	Hanil Holdings Co. Ltd.	1,453	12,246
	Hanil Hyundai Cement Co. Ltd.	762	8,463
*	Hanjin Transportation Co. Ltd.	2,072	37,350
*	Hankook Tire & Technology Co. Ltd.	12,499	478,388
*	HanmiGlobal Co. Ltd.	1,095	15,369
*	Hannong Chemicals, Inc.	1,268	13,705
	Hanon Systems	20,495	95,656
	Hansae Co. Ltd.	2,823	43,333
*	Hansol Holdings Co. Ltd.	5,410	11,619
*	Hansol IONES Co. Ltd.	1,931	13,541
	Hansol Paper Co. Ltd.	3,482	27,918
*	Hansol Technics Co. Ltd.	5,142	25,817
*	Hanwha Aerospace Co. Ltd.	541	55,871
*	Hanwha Corp.	7,084	144,146
*	Hanwha Galleria Corp.	10,851	10,961
*	Hanwha General Insurance Co. Ltd.	14,136	46,080

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Investment & Securities Co. Ltd.	24,210	$67,187
*	Hanwha Life Insurance Co. Ltd.	46,158	104,786
*	Hanwha Solutions Corp.	16,997	422,250
*	Hanwha Systems Co. Ltd.	10,603	122,297
*	Hanyang Eng Co. Ltd.	2,207	27,024
*	Harim Co. Ltd.	12,261	32,602
*	Harim Holdings Co. Ltd.	8,483	47,673
*	HB Technology Co. Ltd.	6,321	9,944
	HD Hyundai Co. Ltd.	9,001	479,750
*	HD Hyundai Construction Equipment Co. Ltd.	2,054	78,133
*	HD Hyundai Energy Solutions Co. Ltd.	558	9,894
*	HD Hyundai Infracore Co. Ltd.	19,220	110,819
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	49,381
*	HDC Holdings Co. Ltd.	6,580	36,019
*	HDC Hyundai Development Co-Engineering & Construction, Class E	6,663	89,203
*	Hecto Financial Co. Ltd.	738	12,373
*	Hecto Innovation Co. Ltd.	1,657	17,634
*	HFR, Inc.	1,000	12,698
*	Hite Jinro Co. Ltd.	4,936	77,527
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	12,662
*	HK inno N Corp.	1,257	39,344
*	HL Holdings Corp.	1,256	31,302
*	HL Mando Co. Ltd.	5,959	156,428
	Home Center Holdings Co. Ltd.	9,904	8,418
*	HS Industries Co. Ltd.	8,886	22,306
*	Hugel, Inc.	223	25,332
*	Humax Co. Ltd.	5,444	12,209
	Huons Co. Ltd.	738	18,992
	Huons Global Co. Ltd.	962	16,099
*	Husteel Co. Ltd.	7,166	26,964
*	Huvitz Co. Ltd.	1,517	20,613
*	Hwa Shin Co. Ltd.	3,210	27,692
*	Hwail Pharm Co. Ltd.	7,550	10,359
*	Hwaseung Enterprise Co. Ltd.	2,637	15,111
*	Hy-Lok Corp.	1,868	34,786
*	Hyosung Corp.	1,689	79,432
*	Hyosung Heavy Industries Corp.	1,106	141,630
*	Hyosung TNC Corp.	404	90,865
*	Hyundai Bioland Co. Ltd.	1,503	11,019
*	Hyundai BNG Steel Co. Ltd.	1,368	17,715
*	Hyundai Corp.	1,819	24,909
*	Hyundai Department Store Co. Ltd.	2,653	106,683
*	Hyundai Elevator Co. Ltd.	3,989	121,389
*	Hyundai Engineering & Construction Co. Ltd.	13,017	336,892
*	Hyundai Futurenet Co. Ltd.	10,757	25,272
*	Hyundai GF Holdings	10,066	30,976
*	Hyundai Glovis Co. Ltd.	1,367	178,999
*	Hyundai Green Food	5,344	46,993
*	Hyundai Home Shopping Network Corp.	852	28,498
*	Hyundai Livart Furniture Co. Ltd.	1,826	10,516
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	286,008
*	Hyundai Mipo Dockyard Co. Ltd.	776	39,116
*	Hyundai Motor Securities Co. Ltd.	3,996	25,996
*	Hyundai Rotem Co. Ltd.	1,236	26,065
*	Hyundai Steel Co.	15,107	378,303
*	Hyundai Wia Corp.	3,549	154,302
*	HyVision System, Inc.	3,097	56,274
*	Iljin Diamond Co. Ltd.	676	7,138
*	Iljin Electric Co. Ltd.	2,934	24,621

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Iljin Holdings Co. Ltd.	6,068	$16,785
*	Iljin Power Co. Ltd.	2,053	17,362
*	Ilshin Spinning Co. Ltd.	3,440	23,186
*	Ilsung Pharmaceuticals Co. Ltd.	690	11,909
*	Ilyang Pharmaceutical Co. Ltd.	1,789	19,191
	iMarketKorea, Inc.	3,411	21,034
*	InBody Co. Ltd.	2,353	43,648
	Innocean Worldwide, Inc.	2,350	38,205
	InnoWireless Co. Ltd.	626	13,717
	Innox Advanced Materials Co. Ltd.	2,129	43,492
*	Insun ENT Co. Ltd.	3,640	19,588
*	Insung Information Co. Ltd.	5,993	18,043
*	Intelligent Digital Integrated Security Co. Ltd.	596	9,172
*	Interflex Co. Ltd.	1,742	25,464
	INTOPS Co. Ltd.	2,924	62,776
*	IS Dongseo Co. Ltd.	3,178	60,486
*	ISU Chemical Co. Ltd.	1,074	9,717
*	ISU Specialty Chemical	264	34,317
*	ITEK, Inc.	1,854	10,084
	JB Financial Group Co. Ltd.	21,881	187,749
*	JC Chemical Co. Ltd.	1,397	7,017
*	Jeju Semiconductor Corp.	2,529	48,800
*	Jinsung T.E.C.	2,075	15,130
*	JNK Heaters Co. Ltd.	2,980	10,988
*††	Jokwang ILI Co. Ltd.	21,669	4,465
	Jusung Engineering Co. Ltd.	1,404	34,673
*	JVM Co. Ltd.	835	17,870
	JW Life Science Corp.	762	6,998
*	Kakao Games Corp.	5,315	97,103
*	Kangnam Jevisco Co. Ltd.	593	8,641
*	Kangwon Land, Inc.	16,682	187,165
*	KC Co. Ltd.	2,037	32,344
*	KC Tech Co. Ltd.	1,176	25,147
	KCC Corp.	676	124,578
	KCC Glass Corp.	2,091	62,347
*	KCTC	3,354	10,083
*	KEPCO Plant Service & Engineering Co. Ltd.	4,024	102,228
	KG Chemical Corp.	10,135	48,386
	KG Dongbusteel	1,268	7,139
	KG Eco Technology Service Co. Ltd.	2,653	21,093
*††	KG Mobility Co.	2,928	16,873
	Kginicis Co. Ltd.	1,969	17,970
	KGMobilians Co. Ltd.	3,097	11,907
*	KH Vatec Co. Ltd.	2,324	22,285
*	Kib Plug Energy	32,770	13,271
*	KISCO Corp.	2,292	11,608
*	KISCO Holdings Co. Ltd.	632	11,892
*	KISWIRE Ltd.	1,692	26,520
*	KIWOOM Securities Co. Ltd.	2,403	173,688
*	KNW Co. Ltd.	1,879	11,013
*	Kolmar BNH Co. Ltd.	1,425	17,054
*	Kolmar Korea Holdings Co. Ltd.	3,450	19,543
*	Kolon Corp.	1,235	15,640
*	Kolon Industries, Inc.	3,157	96,032
*	Kolon Mobility Group Corp.	2,584	7,256
*	Kolon Plastic, Inc.	1,291	6,911
*	Korea Alcohol Industrial Co. Ltd.	1,839	15,571
*	Korea Asset In Trust Co. Ltd.	6,413	15,501
*	Korea Circuit Co. Ltd.	2,410	32,225

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electric Terminal Co. Ltd.	1,101	$57,236
*	Korea Information & Communications Co. Ltd.	1,247	8,273
*	Korea Investment Holdings Co. Ltd.	7,223	331,653
*	Korea Line Corp.	27,137	41,018
*	Korea Movenex Co. Ltd.	3,518	16,858
*	Korea Petrochemical Ind Co. Ltd.	684	67,936
*	Korea Real Estate Investment & Trust Co. Ltd.	35,976	28,855
*	Korea United Pharm, Inc.	1,827	33,489
*	Korean Reinsurance Co.	24,008	135,879
	KPX Chemical Co. Ltd.	249	8,066
*	KSS LINE Ltd.	3,271	23,146
*	Kt alpha Co. Ltd.	1,749	7,771
	KT Skylife Co. Ltd.	3,494	14,742
*	Kumho HT, Inc.	17,209	8,034
*	Kumho Petrochemical Co. Ltd.	3,240	302,124
*	Kumho Tire Co., Inc.	19,446	85,937
*	KUMHOE&C Co. Ltd.	2,973	11,588
*	Kumkang Kind Co. Ltd.	1,937	8,588
*	Kwang Dong Pharmaceutical Co. Ltd.	6,444	34,973
*	Kyeryong Construction Industrial Co. Ltd.	1,207	13,029
*	Kyobo Securities Co. Ltd.	3,914	14,521
*	Kyung Dong Navien Co. Ltd.	1,037	36,419
*	Kyung-In Synthetic Corp.	5,504	14,384
*	LabGenomics Co. Ltd.	6,118	17,261
*	LB Semicon, Inc.	6,378	36,886
*	LF Corp.	3,721	36,452
*	LG Display Co. Ltd.	41,695	362,334
	LG H&H Co. Ltd.	1,223	277,193
	LG HelloVision Co. Ltd.	11,295	31,603
	LG Innotek Co. Ltd.	1,913	272,843
	LG Uplus Corp.	37,190	284,737
*	LIG Nex1 Co. Ltd.	402	31,542
*	LOT Vacuum Co. Ltd.	3,140	45,651
*	Lotte Chemical Corp.	2,839	277,699
*	Lotte Chilsung Beverage Co. Ltd.	706	72,504
*	Lotte Corp.	5,910	128,375
*	Lotte Data Communication Co.	385	13,328
	Lotte Energy Materials Corp.	3,322	78,076
*	LOTTE Fine Chemical Co. Ltd.	3,279	122,002
*	Lotte Non-Life Insurance Co. Ltd.	18,648	35,291
*	Lotte Rental Co. Ltd.	1,309	26,110
*	Lotte Shopping Co. Ltd.	2,189	134,585
*	Lotte Wellfood Co. Ltd.	520	49,487
*	LS Corp.	3,430	233,337
*	LS Electric Co. Ltd.	3,075	161,668
*	LVMC Holdings	9,266	16,451
	LX Hausys Ltd.	1,101	31,945
*	LX Holdings Corp.	9,737	51,109
*	LX International Corp.	4,931	103,679
	LX Semicon Co. Ltd.	1,255	72,670
*	Macrogen, Inc.	1,322	20,745
*	Maeil Dairies Co. Ltd.	624	18,818
*	MAKUS, Inc.	1,504	15,186
*	Manho Rope & Wire Ltd.	336	11,870
	Mcnex Co. Ltd.	1,447	27,643
*	MDS Tech, Inc.	14,576	18,163
*	Meerecompany, Inc.	605	11,865
*	MegaStudy Co. Ltd.	1,207	9,697
*	MegaStudyEdu Co. Ltd.	1,081	48,595

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Meritz Financial Group, Inc.	1,279	$65,686
	Mgame Corp.	3,697	16,788
*	Mirae Asset Life Insurance Co. Ltd.	9,166	39,654
*	Mirae Asset Securities Co. Ltd.	44,001	258,713
*	Mirae Asset Venture Investment Co. Ltd.	3,943	17,340
*	Mirae Corp.	3,390	5,817
*	MK Electron Co. Ltd.	2,487	23,001
*	Mobase Electronics Co. Ltd.	5,591	7,937
*	MS Autotech Co. Ltd.	5,557	20,534
	Multicampus Co. Ltd.	323	8,627
*	Namsun Aluminum Co. Ltd.	10,461	16,449
*	Namuga Co. Ltd.	988	14,058
*	Namyang Dairy Products Co. Ltd.	48	21,045
*	Nasmedia Co. Ltd.	1,763	30,783
*	Nature Holdings Co. Ltd.	1,012	11,879
*	NCSoft Corp.	1,955	288,538
*	NeoPharm Co. Ltd.	1,577	31,001
*	Neowiz	1,943	36,910
*	Neowiz Holdings Corp.	697	13,750
*	Nepes Ark Corp.	483	8,826
*Ω	Netmarble Corp.	3,471	151,302
*	New Power Plasma Co. Ltd.	3,767	14,660
*	Nexen Corp.	3,941	12,581
*	Nexen Tire Corp.	6,381	38,627
*	NH Investment & Securities Co. Ltd., Class C	24,574	194,978
*	NHN Corp.	3,046	56,481
*	NI Steel Co. Ltd.	1,214	4,721
*	NICE Holdings Co. Ltd.	4,498	43,243
*	Nice Information & Telecommunication, Inc.	1,071	17,406
*	Nong Shim Holdings Co. Ltd.	465	22,484
	NongShim Co. Ltd.	597	169,043
*	NOVAREX Co. Ltd.	566	4,480
*	NPC	2,647	9,931
*	OCI Co. Ltd.	1,236	84,966
*	OCI Holdings Co. Ltd.	2,324	181,266
	Orion Corp.	2,853	197,328
	Orion Holdings Corp.	4,507	48,479
*††	Osung Advanced Materials Co. Ltd.	10,387	10,658
*	Ottogi Corp.	253	75,840
*††	Paik Kwang Industrial Co. Ltd.	4,913	21,509
*	Pan Ocean Co. Ltd.	48,477	132,037
*	Paradise Co. Ltd.	7,062	66,792
	Partron Co. Ltd.	8,571	51,210
*	PHA Co. Ltd.	1,337	9,973
*	PharmGen Science, Inc.	3,682	16,117
	Philoptics Co. Ltd.	2,458	18,432
	Poongsan Corp.	3,373	98,422
	Poongsan Holdings Corp.	918	24,819
*	Posco International Corp.	1,585	62,216
*	POSCO Steeleon Co. Ltd.	765	28,432
*	Power Logics Co. Ltd.	2,942	25,151
*	Protec Co. Ltd.	413	12,873
*	PSK, Inc.	3,246	48,617
*	Reyon Pharmaceutical Co. Ltd.	844	9,524
*	RFTech Co. Ltd.	3,243	9,761
	S-1 Corp.	2,962	126,509
*	Sajo Industries Co. Ltd.	276	8,653
*	Sajodaerim Corp.	1,147	28,259
*	Sam Young Electronics Co. Ltd.	2,074	15,385

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sam Yung Trading Co. Ltd.	2,591	$25,018
*	Samick THK Co. Ltd.	1,192	9,180
*	Samjin Pharmaceutical Co. Ltd.	1,495	22,806
*	Samkee Corp.	8,420	12,553
*	Sammok S-Form Co. Ltd.	2,023	24,561
*	SAMPYO Cement Co. Ltd.	9,240	20,901
*	Samsung Card Co. Ltd.	5,410	133,636
*	Samsung Engineering Co. Ltd.	19,610	327,085
*	Samsung Heavy Industries Co. Ltd.	10,640	57,989
	Samsung Securities Co. Ltd.	11,744	330,102
*	SAMT Co. Ltd.	12,775	25,541
*	Samwha Capacitor Co. Ltd.	663	17,028
*	Samyang Corp.	593	21,252
*	Samyang Holdings Corp.	724	36,652
*	Samyang Packaging Corp.	1,563	19,891
*	Saramin Co. Ltd.	591	7,795
*	SD Biosensor, Inc.	7,012	54,559
*	SeAH Besteel Holdings Corp.	2,148	35,199
	SeAH Steel Corp.	218	20,937
	SeAH Steel Holdings Corp.	380	61,906
*	Sebang Co. Ltd.	2,050	18,798
*	Sebang Global Battery Co. Ltd.	1,376	59,435
	Seegene, Inc.	3,955	74,858
*	Sejong Industrial Co. Ltd.	2,070	8,594
	Sejong Telecom, Inc.	22,924	11,364
*	Sekonix Co. Ltd.	2,295	13,097
	Seobu T&D	4,296	24,307
*	Seohan Co. Ltd.	19,101	13,000
*	Seohee Construction Co. Ltd.	38,458	36,613
*	Seojin System Co. Ltd.	4,458	62,132
*	Seoul Semiconductor Co. Ltd.	8,308	64,600
*	Seoyon Co. Ltd.	4,738	28,650
*	Seoyon E-Hwa Co. Ltd.	2,518	31,605
*	Sewon E&C Co. Ltd.	7,730	7,355
	SFA Engineering Corp.	2,968	60,072
*	SFA Semicon Co. Ltd.	13,031	61,538
*	SGC Energy Co. Ltd.	1,829	32,868
*	Shin Heung Energy & Electronics Co. Ltd.	287	9,213
*	Shinil Electronics Co. Ltd.	15,276	21,209
*	Shinsegae Information & Communication Co. Ltd.	990	10,161
*	Shinsegae International, Inc.	2,225	26,821
*	Shinsegae, Inc.	1,172	151,198
*	Shinsung E&G Co. Ltd.	15,588	22,746
	Shinyoung Securities Co. Ltd.	785	36,435
*	Simmtech Co. Ltd.	807	20,277
*	Sindoh Co. Ltd.	830	22,721
	SK Chemicals Co. Ltd.	1,856	89,465
	SK D&D Co. Ltd.	2,069	39,095
	SK Discovery Co. Ltd.	2,070	60,178
	SK Gas Ltd.	546	62,364
*	SK Networks Co. Ltd.	24,348	118,803
*	SK Securities Co. Ltd.	69,495	32,573
*	SL Corp.	3,275	78,382
	SNT Holdings Co. Ltd.	951	13,726
	SNT Motiv Co. Ltd.	1,479	49,040
*	Solid, Inc.	14,983	67,725
*	Songwon Industrial Co. Ltd.	2,633	29,992
*	Soosan Heavy Industries Co. Ltd.	6,532	9,742
*	Soulbrain Holdings Co. Ltd.	1,012	31,289

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Spigen Korea Co. Ltd.	593	$15,408
	Ssangyong C&E Co. Ltd.	12,736	57,495
*	STIC Investments, Inc.	7,866	37,784
*	Suheung Co. Ltd.	793	16,443
*	Sung Kwang Bend Co. Ltd.	2,934	23,625
*	Sungchang Enterprise Holdings Ltd.	12,418	19,846
*	Sungshin Cement Co. Ltd.	4,536	27,109
*	Sungwoo Hitech Co. Ltd.	8,732	54,068
*	Sunjin Co. Ltd.	2,612	12,830
*	Sunny Electronics Corp.	12,423	20,992
*	Suprema, Inc.	1,563	30,164
*	SY Co. Ltd.	5,628	17,401
	Tae Kyung Industrial Co. Ltd.	3,102	14,185
*	Taekwang Industrial Co. Ltd.	57	39,247
*	Taekyung BK Co. Ltd.	5,002	21,858
*††	Taewoong Co. Ltd.	957	10,751
*	Taihan Electric Wire Co. Ltd.	8,376	58,486
*	Taihan Fiberoptics Co. Ltd.	6,740	6,303
*	TechWing, Inc.	6,027	71,473
*	Telechips, Inc.	1,102	21,807
	TES Co. Ltd.	2,427	34,403
*	Theragen Etex Co. Ltd.	5,195	15,994
*	TK Corp.	3,405	32,039
*	TKG Huchems Co. Ltd.	4,631	71,871
*	Tongyang Life Insurance Co. Ltd.	9,098	33,512
*	Tongyang, Inc.	53,338	37,088
*	Toptec Co. Ltd.	1,441	7,067
	Tovis Co. Ltd.	1,651	17,976
*	TS Corp.	6,440	15,963
*	TSE Co. Ltd.	724	22,631
*	Tuksu Construction Co. Ltd.	2,157	14,477
*	TY Holdings Co. Ltd.	4,623	14,261
	TYM Corp.	6,262	26,042
*	Ubiquoss Holdings, Inc.	1,989	19,325
*	Uju Electronics Co. Ltd.	1,365	16,119
*	Unid Btplus Co. Ltd.	1,295	5,530
	Unid Co. Ltd.	825	46,026
*	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	24,461
*	Uniquest Corp.	2,237	13,246
*	Value Added Technology Co. Ltd.	1,095	26,258
*††	Vidente Co. Ltd.	4,562	4,256
*	Vieworks Co. Ltd.	1,285	26,265
*	Vitzro Tech Co. Ltd.	1,803	10,245
*	Webzen, Inc.	2,959	37,290
*	Whanin Pharmaceutical Co. Ltd.	1,750	18,840
*	Wins Co. Ltd.	1,422	13,704
*	WiSoL Co. Ltd.	5,751	32,049
*	Wonik Holdings Co. Ltd.	8,665	21,698
*	WONIK IPS Co. Ltd.	4,769	107,817
*	Wonik Materials Co. Ltd.	1,147	24,418
	Woojin, Inc.	3,439	20,932
*	Woongjin Thinkbig Co. Ltd.	8,778	16,267
*	Woori Technology Investment Co. Ltd.	8,023	36,443
*	Woosu AMS Co. Ltd.	4,962	10,263
*	Y-entec Co. Ltd.	2,370	12,593
*	YIK Corp.	3,175	13,073
*	Young Poong Corp.	78	30,758
	Young Poong Precision Corp.	3,427	31,905
*	Youngone Corp.	4,082	146,544

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youngone Holdings Co. Ltd.	1,334	$80,856
*	Yuanta Securities Korea Co. Ltd.	17,353	32,254
*	Zeus Co. Ltd.	2,466	31,369
*	Zinus, Inc.	2,163	22,041
TOTAL SOUTH KOREA			27,606,186
TAIWAN — (17.8%)
	Abico Avy Co. Ltd.	33,965	25,663
	Ability Enterprise Co. Ltd.	37,000	29,337
	AcBel Polytech, Inc.	77,989	101,305
	Acer, Inc.	479,000	703,456
	ACES Electronic Co. Ltd.	28,985	35,921
*	Acon Holding, Inc.	28,000	9,467
	Action Electronics Co. Ltd.	24,000	13,866
	ADATA Technology Co. Ltd.	42,818	131,061
	Advanced International Multitech Co. Ltd.	20,000	45,164
*	Advanced Optoelectronic Technology, Inc.	34,000	32,812
	Advancetek Enterprise Co. Ltd.	49,000	57,149
	Aerospace Industrial Development Corp.	65,000	101,884
	AGV Products Corp.	144,000	54,163
	Alltek Technology Corp.	24,040	27,039
	Alpha Networks, Inc.	43,773	53,829
	Altek Corp.	59,000	68,940
	Ambassador Hotel	49,000	71,746
	Ampire Co. Ltd.	12,000	14,472
	AMPOC Far-East Co. Ltd.	5,000	13,731
	AmTRAN Technology Co. Ltd.	147,813	62,775
	Anji Technology Co. Ltd.	18,000	21,202
	Apacer Technology, Inc.	35,000	64,541
	APCB, Inc.	17,000	12,533
	Apex Biotechnology Corp.	13,000	13,827
	Apex International Co. Ltd.	22,000	33,243
	Arcadyan Technology Corp.	14,000	77,084
	Ardentec Corp.	65,000	153,251
	Asia Cement Corp.	369,000	467,935
	Asia Optical Co., Inc.	30,000	64,319
	Asia Polymer Corp.	83,742	59,387
	Asia Tech Image, Inc.	18,000	37,634
	Aten International Co. Ltd.	9,000	22,891
	Audix Corp.	23,000	46,626
	AUO Corp.	1,106,000	646,346
	Avermedia Technologies	14,000	15,094
	Axiomtek Co. Ltd.	7,695	20,573
*	Bank of Kaohsiung Co. Ltd.	127,403	48,649
	Basso Industry Corp.	30,000	38,192
	BenQ Materials Corp.	17,000	18,879
	BES Engineering Corp.	253,000	99,248
	Billion Electric Co. Ltd.	8,000	9,780
	Bin Chuan Enterprise Co. Ltd.	11,000	8,513
	Bizlink Holding, Inc.	15,000	110,389
	Brighton-Best International Taiwan, Inc.	77,000	83,122
	Capital Futures Corp.	17,000	27,134
	Capital Securities Corp.	302,000	154,831
	Career Technology MFG. Co. Ltd.	81,636	53,322
	Caswell, Inc.	4,000	13,962
	Catcher Technology Co. Ltd.	93,000	577,878
	Cathay Real Estate Development Co. Ltd.	101,000	61,675
	Cayman Engley Industrial Co. Ltd.	4,000	7,049
	CCP Contact Probes Co. Ltd.	9,000	11,886

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Celxpert Energy Corp.	10,747	$9,601
	Center Laboratories, Inc.	77,553	112,945
*	Central Reinsurance Co. Ltd.	58,674	43,178
	Chain Chon Industrial Co. Ltd.	26,000	11,196
	Chang Hwa Commercial Bank Ltd.	417,009	232,797
	Chang Wah Electromaterials, Inc.	42,000	48,188
	Channel Well Technology Co. Ltd.	8,000	20,090
	CHC Healthcare Group	13,000	23,356
	Chen Full International Co. Ltd.	12,000	14,576
	Cheng Loong Corp.	169,000	155,582
	Cheng Mei Materials Technology Corp.	66,283	28,372
	Cheng Shin Rubber Industry Co. Ltd.	282,000	408,884
	Cheng Uei Precision Industry Co. Ltd.	74,000	105,557
	Chia Chang Co. Ltd.	17,000	23,172
	Chia Hsin Cement Corp.	79,560	45,350
	Chicony Electronics Co. Ltd.	4,000	20,973
#	China Airlines Ltd.	476,000	309,176
	China Bills Finance Corp.	133,000	62,475
	China Chemical & Pharmaceutical Co. Ltd.	58,000	43,176
*	China Development Financial Holding Corp.	66,559	25,553
	China Electric Manufacturing Corp.	47,440	25,189
	China General Plastics Corp.	64,141	42,086
*	China Man-Made Fiber Corp.	235,912	58,508
	China Metal Products	64,000	80,576
	China Motor Corp.	40,200	146,675
*	China Petrochemical Development Corp.	610,120	183,331
	China Steel Structure Co. Ltd.	7,000	11,855
	China Wire & Cable Co. Ltd.	15,000	16,735
	Chinese Maritime Transport Ltd.	20,000	28,328
	Ching Feng Home Fashions Co. Ltd.	26,650	17,417
	Chin-Poon Industrial Co. Ltd.	79,000	112,776
	Chipbond Technology Corp.	107,000	246,147
	ChipMOS Technologies, Inc.	112,000	152,894
	Chong Hong Construction Co. Ltd.	27,000	65,440
	Chun YU Works & Co. Ltd.	13,650	10,104
	Chun Yuan Steel Industry Co. Ltd.	92,000	52,063
	Chung Hwa Pulp Corp.	100,000	71,933
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	6,000	9,902
	Chunghwa Precision Test Tech Co. Ltd.	1,000	16,904
	Clevo Co.	73,000	96,326
*	CMC Magnetics Corp.	196,336	67,278
	Compal Electronics, Inc.	784,000	899,135
	Compeq Manufacturing Co. Ltd.	168,000	372,612
	Compucase Enterprise	7,000	17,144
*	Concord Securities Co. Ltd.	89,510	37,276
	Continental Holdings Corp.	60,000	52,021
	Contrel Technology Co. Ltd.	61,000	41,982
	Coremax Corp.	16,731	36,906
	Coretronic Corp.	67,000	151,287
	Co-Tech Development Corp.	12,000	22,477
	Crowell Development Corp.	27,000	32,582
	CTCI Corp.	87,000	117,490
	CviLux Corp.	10,000	13,889
	Cyberlink Corp.	6,000	17,604
*	CyberTAN Technology, Inc.	61,000	40,406
	DA CIN Construction Co. Ltd.	48,000	73,056
	Dafeng TV Ltd.	9,000	14,790
	Da-Li Development Co. Ltd.	80,143	87,264
	Darfon Electronics Corp.	37,000	60,068

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Darwin Precisions Corp.	59,000	$29,097
	De Licacy Industrial Co. Ltd.	83,740	34,764
	Depo Auto Parts Ind Co. Ltd.	17,000	81,105
	Dimerco Express Corp.	20,600	57,526
	D-Link Corp.	103,040	63,584
	Dyaco International, Inc.	10,000	10,395
	Dynamic Holding Co. Ltd.	6,701	17,714
	Dynapack International Technology Corp.	16,000	42,540
	E&R Engineering Corp.	7,000	20,276
*	Eastern Media International Corp.	45,381	30,268
	Edimax Technology Co. Ltd.	45,000	23,457
	Edison Opto Corp.	15,000	12,107
	Edom Technology Co. Ltd.	20,900	16,359
	Elite Advanced Laser Corp.	23,000	45,796
	Elitegroup Computer Systems Co. Ltd.	59,000	58,163
	Emerging Display Technologies Corp.	48,000	49,354
	Ennoconn Corp.	14,000	120,381
*	Ennostar, Inc.	118,975	159,578
	EnTie Commercial Bank Co. Ltd.	127,000	56,454
	Eson Precision Ind Co. Ltd.	20,000	35,682
	Eternal Materials Co. Ltd.	133,000	121,722
	Eva Airways Corp.	392,041	395,170
*	Everest Textile Co. Ltd.	92,326	21,131
	Evergreen International Storage & Transport Corp.	87,000	92,528
	Evergreen Steel Corp.	27,000	97,454
	Everlight Chemical Industrial Corp.	92,000	55,003
	Everlight Electronics Co. Ltd.	70,000	108,408
	Excelliance Mos Corp.	5,000	19,709
	Excelsior Medical Co. Ltd.	27,464	75,987
	Far Eastern Department Stores Ltd.	151,000	119,898
	Far Eastern International Bank	434,845	169,439
	Far Eastern New Century Corp.	486,000	479,509
	Far EasTone Telecommunications Co. Ltd.	30,606	78,560
	Farglory F T Z Investment Holding Co. Ltd.	24,836	44,217
	Farglory Land Development Co. Ltd.	48,000	87,842
*	Federal Corp.	13,000	7,614
	Feedback Technology Corp.	10,000	30,452
	Feng Hsin Steel Co. Ltd.	75,000	162,586
	Firich Enterprises Co. Ltd.	10,000	9,458
	First Copper Technology Co. Ltd.	12,000	11,825
	First Hotel	28,000	13,481
	First Insurance Co. Ltd.	27,000	15,798
*	First Steamship Co. Ltd.	184,010	48,699
	FIT Holding Co. Ltd.	18,000	24,914
	Fitipower Integrated Technology, Inc.	14,050	105,199
	Fittech Co. Ltd.	14,000	28,776
	FLEXium Interconnect, Inc.	55,000	150,066
	Flytech Technology Co. Ltd.	10,000	21,699
	Formosa Advanced Technologies Co. Ltd.	29,000	35,032
	Formosa Electronic Industries, Inc.	9,000	10,908
	Formosa Laboratories, Inc.	22,704	81,359
	Formosa Optical Technology Co. Ltd.	6,000	16,773
	Formosa Taffeta Co. Ltd.	132,000	101,562
	Formosan Rubber Group, Inc.	62,100	46,916
	Formosan Union Chemical	70,400	46,372
	Founding Construction & Development Co. Ltd.	45,000	32,841
	Foxconn Technology Co. Ltd.	154,000	247,995
	Foxsemicon Integrated Technology, Inc.	9,000	62,061
	Franbo Lines Corp.	19,997	12,250

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Froch Enterprise Co. Ltd.	31,000	$18,498
	FSP Technology, Inc.	18,000	29,804
	Fu Hua Innovation Co. Ltd.	42,528	38,256
	Fulgent Sun International Holding Co. Ltd.	23,000	92,604
	Fullerton Technology Co. Ltd.	18,000	12,526
#	Fulltech Fiber Glass Corp.	65,787	30,724
	Fwusow Industry Co. Ltd.	33,990	20,611
	G Shank Enterprise Co. Ltd.	36,000	81,573
	Gallant Precision Machining Co. Ltd.	16,000	17,765
	Gamania Digital Entertainment Co. Ltd.	11,000	27,202
*	GCS Holdings, Inc.	10,000	9,584
	Gemtek Technology Corp.	74,000	83,767
	General Interface Solution Holding Ltd.	38,000	75,975
	General Plastic Industrial Co. Ltd.	14,000	15,082
	GeoVision, Inc.	17,000	23,610
	Getac Holdings Corp.	10,000	32,884
	Giant Manufacturing Co. Ltd.	46,000	261,829
	Giantplus Technology Co. Ltd.	35,000	15,030
*	Gigasolar Materials Corp.	4,000	12,758
*	Gigastorage Corp.	23,000	12,351
	Global Brands Manufacture Ltd.	50,600	103,231
	Global Lighting Technologies, Inc.	5,000	7,879
*	Globe Union Industrial Corp.	48,910	23,874
	Gloria Material Technology Corp.	64,000	97,168
	GMI Technology, Inc.	18,180	14,453
	Goldsun Building Materials Co. Ltd., Class C	109,543	103,871
	Good Finance Securities Co. Ltd.	24,000	11,471
	Good Will Instrument Co. Ltd.	14,000	18,708
	Gordon Auto Body Parts	23,000	22,598
	Gourmet Master Co. Ltd.	13,000	39,850
*	Grand Fortune Securities Co. Ltd.	30,000	12,413
	Grand Pacific Petrochemical	187,627	86,260
	Great China Metal Industry	26,000	19,829
	Great Wall Enterprise Co. Ltd.	59,000	108,706
	Greatek Electronics, Inc.	49,000	92,632
	GTM Holdings Corp.	24,000	23,373
	Hannstar Board Corp.	47,132	85,683
*	HannStar Display Corp.	413,000	155,109
*	HannsTouch Holdings Co.	75,194	22,131
	Hanpin Electron Co. Ltd.	14,000	17,917
	Harvatek Corp.	31,000	24,991
	Hey Song Corp.	53,000	67,313
	Highwealth Construction Corp.	188,787	238,772
	Hiroca Holdings Ltd.	6,000	7,470
	Hitron Technology, Inc.	13,000	14,011
	Hiwin Technologies Corp.	2,000	14,038
	Ho Tung Chemical Corp.	176,000	49,901
	Hocheng Corp.	45,100	24,492
	Holy Stone Enterprise Co. Ltd.	19,950	59,883
	Hong Pu Real Estate Development Co. Ltd.	35,000	32,785
	Hong TAI Electric Industrial	58,000	50,140
	Hong YI Fiber Industry Co.	19,000	10,193
*	Horizon Securities Co. Ltd.	56,180	18,418
	Hota Industrial Manufacturing Co. Ltd.	33,000	55,305
	Hotai Finance Co. Ltd.	21,000	81,310
	Hsin Kuang Steel Co. Ltd.	44,000	78,278
	Hsing TA Cement Co.	29,000	16,411
	HUA ENG Wire & Cable Co. Ltd.	37,000	24,180
	Hua Yu Lien Development Co. Ltd.	7,000	18,779

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huaku Development Co. Ltd.	44,000	$133,688
	Huang Hsiang Construction Corp.	8,000	10,997
	Hung Ching Development & Construction Co. Ltd.	31,000	29,271
	Hung Sheng Construction Ltd.	80,680	51,246
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	29,224
	Ibase Technology, Inc.	5,000	13,781
*	IBF Financial Holdings Co. Ltd.	428,212	163,432
	Ichia Technologies, Inc.	47,000	50,874
	I-Chiun Precision Industry Co. Ltd.	11,000	17,379
	IEI Integration Corp.	29,600	73,797
	Infortrend Technology, Inc.	52,000	33,838
	Info-Tek Corp.	14,000	21,882
	Innolux Corp.	1,474,804	767,017
	Inpaq Technology Co. Ltd.	19,954	48,227
	Integrated Service Technology, Inc.	19,000	65,654
	International CSRC Investment Holdings Co.	127,600	76,512
	Inventec Corp.	50,000	87,816
	Iron Force Industrial Co. Ltd.	6,000	16,804
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	26,641
	ITEQ Corp.	35,000	92,665
#	Jarllytec Co. Ltd.	5,000	37,238
	Jean Co. Ltd.	18,000	14,932
	Jia Wei Lifestyle, Inc.	7,000	13,493
	Johnson Health Tech Co. Ltd.	13,000	26,912
	K Laser Technology, Inc.	27,000	21,216
	Kaimei Electronic Corp.	18,400	37,440
	Kedge Construction Co. Ltd.	9,108	22,996
	KEE TAI Properties Co. Ltd.	49,000	24,065
	Kenda Rubber Industrial Co. Ltd.	106,975	101,922
	Kerry TJ Logistics Co. Ltd.	37,000	44,046
	Kindom Development Co. Ltd.	53,900	68,128
	King Chou Marine Technology Co. Ltd.	8,000	9,945
	King Yuan Electronics Co. Ltd.	14,000	37,397
	King's Town Bank Co. Ltd.	138,000	179,566
	Kinko Optical Co. Ltd.	9,455	7,894
	Kinpo Electronics	184,000	90,464
	Kinsus Interconnect Technology Corp.	44,000	140,840
	KMC Kuei Meng International, Inc.	6,000	24,238
	Ko Ja Cayman Co. Ltd.	12,000	23,168
	KS Terminals, Inc.	19,000	41,365
*	Kung Sing Engineering Corp.	75,900	30,523
	Kuo Toong International Co. Ltd.	29,399	53,018
*	Kuo Yang Construction Co. Ltd.	28,000	19,562
	Kwong Lung Enterprise Co. Ltd.	23,000	42,592
	KYE Systems Corp.	34,000	17,690
	L&K Engineering Co. Ltd.	5,000	27,289
	Laster Tech Corp. Ltd.	9,000	13,937
*	Leader Electronics, Inc.	17,000	11,196
*	Lealea Enterprise Co. Ltd.	135,200	43,324
	LEE CHI Enterprises Co. Ltd.	19,000	9,117
	Lelon Electronics Corp.	14,000	30,686
	Leo Systems, Inc.	21,000	22,553
*	Li Peng Enterprise Co. Ltd.	119,000	29,287
	Lida Holdings Ltd.	18,000	18,494
	Lingsen Precision Industries Ltd.	77,000	59,967
	Lite-On Technology Corp.	6,000	20,779
*	Long Bon International Co. Ltd.	44,000	21,852
	Long Da Construction & Development Corp.	66,000	66,324
	Longchen Paper & Packaging Co. Ltd.	140,808	62,139

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Longwell Co.	23,000	$47,313
	Lucky Cement Corp.	40,000	19,419
	Lumax International Corp. Ltd.	19,800	56,989
*	Lung Yen Life Service Corp.	33,000	40,748
	Macauto Industrial Co. Ltd.	6,000	13,478
	Machvision, Inc.	3,000	26,393
	Macroblock, Inc.	4,000	12,885
	Macronix International Co. Ltd.	331,000	308,383
	Mayer Steel Pipe Corp.	30,000	31,510
	Meiloon Industrial Co.	22,400	14,152
*	Mercuries & Associates Holding Ltd.	83,517	33,035
*	Mercuries Life Insurance Co. Ltd.	578,980	89,126
	Merry Electronics Co. Ltd.	27,384	89,128
	METAAGE Corp.	8,000	18,067
	Mildef Crete, Inc.	7,000	18,281
	MIN AIK Technology Co. Ltd.	30,000	19,184
	Mirle Automation Corp.	38,000	43,501
	Mitac Holdings Corp.	147,944	212,640
	MOSA Industrial Corp.	20,559	15,042
	MPI Corp.	2,000	17,608
	Namchow Holdings Co. Ltd.	20,000	33,282
	Nan Liu Enterprise Co. Ltd.	7,000	16,140
	Nan Pao Resins Chemical Co. Ltd.	6,000	55,613
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	14,082
	Nantex Industry Co. Ltd.	38,000	43,835
	Nanya Technology Corp.	8,000	17,546
	National Aerospace Fasteners Corp.	11,000	31,913
	New Best Wire Industrial Co. Ltd.	11,000	12,143
	Nexcom International Co. Ltd.	16,000	23,929
	Nichidenbo Corp.	24,000	43,324
	Nien Hsing Textile Co. Ltd.	23,000	14,027
	Niko Semiconductor Co. Ltd.	9,280	16,234
	Nishoku Technology, Inc.	4,000	13,235
	O-Bank Co. Ltd.	208,909	62,788
*	Ocean Plastics Co. Ltd.	20,000	23,202
	Optimax Technology Corp.	17,000	17,984
	Oriental Union Chemical Corp.	67,000	39,510
	O-TA Precision Industry Co. Ltd.	8,000	22,661
	Pacific Construction Co.	32,000	10,216
	Paiho Shih Holdings Corp.	10,500	6,003
	Pan Jit International, Inc.	45,000	88,641
	Pan-International Industrial Corp.	76,000	80,205
*	PChome Online, Inc.	38,575	55,123
	PCL Technologies, Inc.	7,000	16,234
	Pegatron Corp.	196,000	516,689
	Phison Electronics Corp.	17,000	285,502
	Pixart Imaging, Inc.	14,000	71,063
	Pou Chen Corp.	356,000	358,381
	Powerchip Semiconductor Manufacturing Corp.	518,000	445,390
	Powertech Technology, Inc.	120,000	557,122
	President Securities Corp.	131,539	79,096
	Primax Electronics Ltd.	68,000	142,548
	Prince Housing & Development Corp.	218,000	73,037
	Promate Electronic Co. Ltd.	25,000	47,693
	Prosperity Dielectrics Co. Ltd.	13,000	18,882
	Qisda Corp.	235,000	349,098
	QST International Corp.	18,143	35,554
	Qualipoly Chemical Corp.	15,000	17,949
	Quang Viet Enterprise Co. Ltd.	9,000	31,552

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Quanta Storage, Inc.	33,000	$84,149
	Quintain Steel Co. Ltd.	56,139	27,461
	Radiant Opto-Electronics Corp.	69,000	305,141
*	Radium Life Tech Co. Ltd.	141,320	42,483
	Rechi Precision Co. Ltd.	61,000	43,045
*	Rich Development Co. Ltd.	145,000	43,510
*	Ritek Corp.	142,121	35,365
	Ruentex Development Co. Ltd.	262,500	299,020
	Ruentex Industries Ltd.	114,071	218,574
	Sampo Corp.	43,200	39,318
	San Fang Chemical Industry Co. Ltd.	20,000	16,776
	San Far Property Ltd.	27,272	18,905
	Sanyang Motor Co. Ltd.	14,000	31,480
	Savior Lifetec Corp.	32,000	20,412
	ScinoPharm Taiwan Ltd.	26,000	20,868
	Senao International Co. Ltd.	10,000	12,083
	Sesoda Corp.	27,776	28,635
	Shan-Loong Transportation Co. Ltd.	14,000	13,324
	Sheng Yu Steel Co. Ltd.	27,000	24,228
	ShenMao Technology, Inc.	16,000	34,153
	Shih Her Technologies, Inc.	7,000	20,317
	Shih Wei Navigation Co. Ltd.	84,708	52,467
	Shihlin Electric & Engineering Corp.	31,000	120,054
*	Shin Kong Financial Holding Co. Ltd.	2,479,698	663,945
	Shin Ruenn Development Co. Ltd.	15,000	27,925
	Shin Zu Shing Co. Ltd.	23,000	109,622
*	Shining Building Business Co. Ltd.	68,330	22,459
	Shinkong Insurance Co. Ltd.	38,000	83,703
	Shinkong Synthetic Fibers Corp.	201,000	96,118
	Shinkong Textile Co. Ltd.	27,000	38,990
	ShunSin Technology Holding Ltd.	6,000	35,947
*	Shuttle, Inc.	55,000	29,964
	Sigurd Microelectronics Corp.	72,726	156,766
	Silicon Integrated Systems Corp.	74,800	98,488
	Simplo Technology Co. Ltd.	28,000	362,351
	Sincere Navigation Corp.	48,410	35,421
	Singatron Enterprise Co. Ltd.	15,000	14,956
	Sinon Corp.	70,000	86,221
	Sinphar Pharmaceutical Co. Ltd.	11,000	11,479
	Sinyi Realty, Inc.	11,000	10,186
	Siward Crystal Technology Co. Ltd.	28,000	29,735
	Soft-World International Corp.	4,000	18,293
	Solar Applied Materials Technology Corp.	69,000	86,652
	Solomon Technology Corp.	48,000	60,587
	Solteam, Inc.	9,598	13,050
	Sonix Technology Co. Ltd.	8,000	13,589
	Sports Gear Co. Ltd.	17,000	37,348
	St Shine Optical Co. Ltd.	8,000	48,980
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	16,373
	Standard Foods Corp.	62,000	74,136
	S-Tech Corp.	8,000	8,554
	Sunplus Technology Co. Ltd.	56,000	57,677
	Sunrex Technology Corp.	30,000	53,973
	Sunspring Metal Corp.	14,177	11,399
	Supreme Electronics Co. Ltd.	78,219	150,270
	Swancor Holding Co. Ltd.	10,000	31,280
	Sweeten Real Estate Development Co. Ltd.	34,589	30,669
	Symtek Automation Asia Co. Ltd.	5,000	16,478
	Syncmold Enterprise Corp.	17,000	41,640

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Synmosa Biopharma Corp.	16,359	$19,630
	Synnex Technology International Corp.	220,000	505,115
	Systex Corp.	22,000	81,043
	T3EX Global Holdings Corp.	10,000	28,847
	TA Chen Stainless Pipe	298,654	353,172
	Ta Ya Electric Wire & Cable	132,534	147,452
	Tah Hsin Industrial Corp.	5,720	13,114
	TA-I Technology Co. Ltd.	20,000	28,873
	Taichung Commercial Bank Co. Ltd.	670,906	336,366
	TaiDoc Technology Corp.	5,000	25,519
	Taiflex Scientific Co. Ltd.	39,000	60,052
	Taimide Tech, Inc.	9,000	11,832
	Tainan Spinning Co. Ltd.	207,000	98,020
	Tai-Saw Technology Co. Ltd.	22,000	18,038
	Taishin Financial Holding Co. Ltd.	155,636	85,259
	Taisun Enterprise Co. Ltd.	22,000	14,669
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	28,811
	Taiwan Business Bank	1,134,699	483,560
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	15,964
	Taiwan Cogeneration Corp.	74,000	93,425
	Taiwan Fertilizer Co. Ltd.	132,000	286,634
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	44,943
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	60,386
*	Taiwan Glass Industry Corp.	162,000	93,055
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	200,631
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	24,000	29,238
††	Taiwan Land Development Corp.	217,000	3,484
	Taiwan Line Tek Electronic	9,000	10,015
	Taiwan Navigation Co. Ltd.	66,000	68,207
	Taiwan Paiho Ltd.	47,000	80,280
	Taiwan PCB Techvest Co. Ltd.	53,000	69,583
	Taiwan Sanyo Electric Co. Ltd.	12,000	14,627
	Taiwan Shin Kong Security Co. Ltd.	51,510	65,928
	Taiwan Surface Mounting Technology Corp.	41,000	121,400
*	Taiwan TEA Corp.	91,000	59,014
	Taiwan-Asia Semiconductor Corp.	49,000	68,064
	Taiyen Biotech Co. Ltd.	15,000	16,265
*	Tatung Co. Ltd.	218,000	304,166
	TBI Motion Technology Co. Ltd.	9,000	9,163
	Te Chang Construction Co. Ltd.	13,000	29,032
	Teco Electric & Machinery Co. Ltd.	296,000	434,119
	Test Research, Inc.	19,000	42,204
	Test Rite International Co. Ltd.	46,000	29,981
	Thermaltake Technology Co. Ltd.	14,000	19,114
	Thinking Electronic Industrial Co. Ltd.	9,000	45,629
	Thye Ming Industrial Co. Ltd.	22,400	47,085
	Ton Yi Industrial Corp.	154,000	74,698
	Tong Hsing Electronic Industries Ltd.	33,280	152,576
	Tong Yang Industry Co. Ltd.	87,000	237,025
	Tong-Tai Machine & Tool Co. Ltd.	18,000	10,558
	Top Union Electronics Corp.	33,334	34,670
	Topco Technologies Corp.	6,000	13,342
	Topkey Corp.	11,000	64,018
	Topoint Technology Co. Ltd.	17,000	15,183
	TPK Holding Co. Ltd.	61,000	69,416
	Transcend Information, Inc.	39,000	97,956
	Tripod Technology Corp.	70,000	417,983
	TSC Auto ID Technology Co. Ltd.	4,000	28,879
	TSRC Corp.	97,000	68,336

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tul Corp.	6,000	$16,889
	Tung Ho Steel Enterprise Corp.	77,850	183,502
	TXC Corp.	8,000	24,230
	TYC Brother Industrial Co. Ltd.	38,000	47,651
*	Tycoons Group Enterprise	63,954	23,059
*	Tyntek Corp.	52,000	30,907
	UDE Corp.	8,000	14,383
	U-Ming Marine Transport Corp.	69,000	105,393
	Union Bank of Taiwan	340,863	154,144
	Unitech Computer Co. Ltd.	19,000	20,422
	Unitech Printed Circuit Board Corp.	107,876	65,363
	United Orthopedic Corp.	11,000	34,123
	United Renewable Energy Co. Ltd.	165,000	68,107
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Universal Cement Corp.	70,040	65,089
	UPC Technology Corp.	149,316	71,128
	USI Corp.	120,000	70,025
	Utechzone Co. Ltd.	4,000	9,561
	Ve Wong Corp.	24,000	42,579
	Ventec International Group Co. Ltd., Class C	10,000	29,138
	Viking Tech Corp.	10,000	16,614
	Wafer Works Corp.	74,000	97,312
	Wah Lee Industrial Corp.	33,660	103,959
	Walsin Lihwa Corp.	481,607	543,776
	Walsin Technology Corp.	52,000	178,247
	Walton Advanced Engineering, Inc.	49,000	24,681
	Wan Hai Lines Ltd.	120,000	187,355
	Wei Chuan Foods Corp.	66,000	39,282
	Weikeng Industrial Co. Ltd.	69,946	68,335
	Well Shin Technology Co. Ltd.	9,000	14,686
	Win Semiconductors Corp.	48,000	236,516
	Winbond Electronics Corp.	567,949	493,670
	Winstek Semiconductor Co. Ltd.	6,000	23,336
	Wisdom Marine Lines Co. Ltd.	70,221	115,322
	Wistron NeWeb Corp.	18,147	82,681
	WPG Holdings Ltd.	295,000	821,251
#	WT Microelectronics Co. Ltd.	85,721	430,607
	WUS Printed Circuit Co. Ltd.	28,350	31,536
	Xxentria Technology Materials Corp.	20,900	48,122
	Ya Horng Electronic Co. Ltd.	7,000	13,742
	Yageo Corp.	1	18
#	Yang Ming Marine Transport Corp.	275,000	419,327
	YC INOX Co. Ltd.	70,973	58,994
	Yea Shin International Development Co. Ltd.	45,561	49,685
	Yem Chio Co. Ltd.	82,065	44,291
*	Yeong Guan Energy Technology Group Co. Ltd.	15,639	25,172
	YFC-Boneagle Electric Co. Ltd.	14,596	11,653
	YFY, Inc.	188,000	179,868
	Yi Jinn Industrial Co. Ltd.	23,000	13,434
	Yieh Phui Enterprise Co. Ltd.	174,069	85,523
	Yonyu Plastics Co. Ltd.	12,000	11,894
	Young Fast Optoelectronics Co. Ltd.	11,000	21,206
	Youngtek Electronics Corp.	21,000	43,419
	Yuanta Futures Co. Ltd.	25,944	50,192
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	39,057
	Yulon Motor Co. Ltd.	104,886	231,936
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,033
	YungShin Global Holding Corp.	20,000	29,587
	Zeng Hsing Industrial Co. Ltd.	7,520	24,258

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zenitron Corp.	27,000	$28,743
#	Zhen Ding Technology Holding Ltd.	109,000	350,908
	Zig Sheng Industrial Co. Ltd.	68,000	21,939
*	Zinwell Corp.	56,000	37,753
	Zippy Technology Corp.	8,000	12,171
	Zyxel Group Corp.	35,930	54,577
TOTAL TAIWAN			42,240,148
THAILAND — (1.7%)
	AAPICO Hitech PCL	68,970	56,863
*	Absolute Clean Energy PCL	428,400	18,596
	Advanced Information Technology PCL, Class F	161,000	16,519
	AEON Thana Sinsap Thailand PCL	15,900	67,898
	Amata Corp. PCL	119,300	71,625
	AP Thailand PCL	470,400	141,872
	Asia Plus Group Holdings PCL	195,300	15,414
	Asia Sermkij Leasing PCL, NVDR	43,200	24,232
	Bangchak Corp. PCL	189,300	224,103
	Bangkok Airways PCL	71,400	29,584
	Bangkok Commercial Asset Management PCL	285,100	63,485
	Bangkok Insurance PCL	15,820	136,896
*	Bangkok Land PCL	2,058,700	41,780
	Bangkok Life Assurance PCL, NVDR	115,600	62,236
	Banpu PCL	1,205,200	210,619
	BEC World PCL	134,015	17,527
*	Better World Green PCL	535,300	7,695
	Cal-Comp Electronics Thailand PCL, Class F	672,321	50,788
	CH Karnchang PCL	41,900	25,392
	Chayo Group PCL	66,900	9,617
	CIMB Thai Bank PCL	129,100	2,183
	Dhipaya Group Holdings PCL	85,600	71,781
	Don Muang Tollway PCL	41,800	15,552
	Eastern Water Resources Development & Management PCL, Class F	91,200	10,437
	Frasers Property Thailand PCL	79,285	33,522
	GFPT PCL	94,100	30,237
	Global Green Chemicals PCL, Class F	42,800	10,435
	Gunkul Engineering PCL	386,800	33,362
	Hana Microelectronics PCL	73,707	99,204
	ICC International PCL	9,300	11,272
	Index Livingmall PCL	26,600	16,645
	IRPC PCL	1,597,800	87,822
*	Italian-Thai Development PCL	664,700	13,865
#	Jaymart Group Holdings PCL	46,600	18,915
	JMT Network Services PCL	72,100	41,662
	KGI Securities Thailand PCL	258,200	33,624
#	Khon Kaen Sugar Industry PCL	300,000	21,140
	Kiatnakin Phatra Bank PCL	35,100	48,231
	Lalin Property PCL	79,100	17,614
	Lanna Resources PCL	55,400	23,267
	LH Financial Group PCL	755,000	21,281
*	Loxley PCL	304,700	11,938
	LPN Development PCL	199,200	21,112
	Major Cineplex Group PCL	61,400	24,229
	MBK PCL	90,110	40,639
	MCS Steel PCL	107,500	18,938
	Next Capital PCL	106,700	7,699
	Ngern Tid Lor PCL	58,300	35,824
	Noble Development PCL	116,100	12,697
	Northeast Rubber PCL	127,600	19,602

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Nusasiri PCL	1,194,500	$10,774
	Origin Property PCL, Class F	71,000	16,310
	Polyplex Thailand PCL	55,700	16,328
#	Precious Shipping PCL	120,349	25,781
	Prima Marine PCL	103,800	17,409
	Property Perfect PCL	1,420,230	11,209
	Pruksa Holding PCL	104,600	35,675
	Quality Houses PCL	1,256,450	78,622
*	Raimon Land PCL	646,700	7,474
	Ratchthani Leasing PCL	503,500	36,048
	Regional Container Lines PCL	38,500	27,401
*	Roctec Global PCL	1,012,300	16,264
	Rojana Industrial Park PCL	153,500	25,311
*	S Hotels & Resorts PCL	177,900	12,035
	Saha Pathana Inter-Holding PCL	22,100	44,072
	Saha Pathanapibul PCL	16,100	27,682
	Saha-Union PCL	21,500	19,393
	Sansiri PCL	1,986,600	100,233
	SC Asset Corp. PCL	297,500	27,337
	Siam City Cement PCL	13,000	49,285
	Siamgas & Petrochemicals PCL	137,400	30,983
#	Sino-Thai Engineering & Construction PCL	207,400	49,983
	Somboon Advance Technology PCL	53,100	27,240
	SPCG PCL	96,900	33,322
	Sri Trang Agro-Industry PCL	181,451	88,482
	Sri Trang Gloves Thailand PCL	206,700	41,949
	Srisawad Corp. PCL	71,900	80,052
	Star Petroleum Refining PCL	270,900	64,141
	Stars Microelectronics Thailand PCL	104,200	9,634
*	STP & I PCL	174,900	15,381
	Supalai PCL	171,700	95,342
*	Super Energy Corp. PCL	2,236,200	26,473
	Susco PCL	78,400	10,121
	Tata Steel Thailand PCL	258,500	5,829
*	Thai Reinsurance PCL	381,800	7,856
	Thai Stanley Electric PCL, NVDR	4,800	27,871
	Thai Union Group PCL, Class F	384,400	164,693
	Thaicom PCL	118,200	39,314
	Thaifoods Group PCL, Class F	73,800	7,530
	Thanachart Capital PCL	53,000	75,816
	Thoresen Thai Agencies PCL	239,200	41,802
	Tipco Asphalt PCL	79,181	35,933
	Tisco Financial Group PCL	33,500	93,482
	TKS Technologies PCL	52,250	10,015
	TMT Steel PCL	57,900	9,547
	TPI Polene PCL	1,008,400	39,793
	TPI Polene Power PCL	312,601	29,606
	Univanich Palm Oil PCL	72,000	17,961
	WHA Corp. PCL	247,400	33,054
	Workpoint Entertainment PCL	55,300	16,055
*	Xspring Capital PCL	484,400	14,610
TOTAL THAILAND			3,995,983
TURKEY — (1.4%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	23,126
	Afyon Cimento Sanayi TAS	36,176	14,801
	Akcansa Cimento AS	5,360	30,168
	Aksa Akrilik Kimya Sanayii AS	13,790	42,331
	Aksa Enerji Uretim AS	23,710	28,133

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Aksigorta AS	73,494	$15,739
	Alarko Holding AS	45,997	162,086
*	Albaraka Turk Katilim Bankasi AS	207,057	28,893
	Alkim Alkali Kimya AS	16,386	20,604
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	90,421
	Anadolu Hayat Emeklilik AS	10,998	15,435
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	7,797	18,200
	Aygaz AS	14,660	71,138
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,675	10,409
	Bera Holding AS	105,274	45,223
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	163,901
	Bursa Cimento Fabrikasi AS	89,116	23,379
*	Cemas Dokum Sanayi AS	111,660	17,952
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,911	26,605
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	75,912
	Deva Holding AS	5,945	16,441
	Dogan Sirketler Grubu Holding AS	238,931	104,025
	Dogus Otomotiv Servis ve Ticaret AS	9,190	82,509
	EGE Gubre Sanayii AS	8,635	13,946
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	72,825
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	12,126
	Escar Turizm Tasimacilik Ticaret AS	2,118	10,578
*	Europap Tezol Kagit Sanayi VE Ticaret AS	16,887	10,824
*	Europen Endustri Insaat Sanayi VE Ticaret AS	43,817	24,348
	Global Yatirim Holding AS	66,232	24,809
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	23,328
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	40,999
	GSD Holding AS	257,244	35,082
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	63,950	16,015
	Inveo Yatirim Holding AS	10,391	16,126
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	22,613
*	Is Finansal Kiralama AS	66,301	27,525
	Is Yatirim Menkul Degerler AS, Class A	69,165	78,719
	Isiklar Enerji ve Yapi Holding AS	59,047	11,116
*	Izmir Demir Celik Sanayi AS	108,924	22,394
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	53,816
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	26,778	19,120
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	127,228
*	Karsan Otomotiv Sanayii Ve Ticaret AS	34,615	10,947
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	215,417	16,321
	Kervan Gida Sanayi Ve Ticaret AS	14,039	11,177
	Kocaer Celik Sanayi Ve Ticaret AS	13,238	17,349
	Kordsa Teknik Tekstil AS	15,454	42,279
	Koza Altin Isletmeleri AS	57,597	39,342
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	43,233
	Naturel Yenilenebilir Enerji Ticaret AS	12,485	20,092
*	NET Holding AS	83,578	74,427
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	191,537	58,339
*	Parsan Makina Parcalari Sanayii AS	4,668	16,172
*	Pegasus Hava Tasimaciligi AS	6,120	151,284
*	Peker Gayrimenkul Yatirim Ortakligi AS	85,830	96,990
*	Petkim Petrokimya Holding AS	169,572	121,172
	Polisan Holding AS	34,532	15,999
*	Qua Granite Hayal	52,128	6,914
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	22,505	22,590
	Sekerbank Turk AS	259,133	41,417
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	52,828
*	TAV Havalimanlari Holding AS	36,389	165,449
	Tekfen Holding AS	30,662	42,149

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Tukas Gida Sanayi ve Ticaret AS	79,141	$21,837
*	Tumosan Motor ve Traktor Sanayi AS	7,301	22,648
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	75,338
*	Ulker Biskuvi Sanayi AS	28,413	87,418
	Vakif Finansal Kiralama AS	111,331	20,067
	Vestel Beyaz Esya Sanayi ve Ticaret AS	51,990	29,778
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	54,903
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	18,533	20,084
*	Zorlu Enerji Elektrik Uretim AS	371,428	57,009
TOTAL TURKEY			3,246,520
UNITED ARAB EMIRATES — (2.4%)
	Abu Dhabi Commercial Bank PJSC	239,958	587,980
	Abu Dhabi National Hotels	757,030	179,827
	Abu Dhabi National Insurance Co. PSC	28,687	48,019
	Agthia Group PJSC	50,465	69,919
*	AL Seer Marine Supplies & Equipment Co. LLC	7,781	14,097
	Aldar Properties PJSC	383,104	531,330
	Amanat Holdings PJSC	183,087	58,804
*	Amlak Finance PJSC	113,599	24,424
	Aramex PJSC	18,278	10,489
*††	Bank of Sharjah	63,601	10,469
	Dana Gas PJSC	959,569	192,829
*	Deyaar Development PJSC	265,756	51,144
	Dubai Investments PJSC	384,377	247,517
	Dubai Islamic Bank PJSC	441,639	759,942
	Emaar Development PJSC	174,367	329,960
	Emaar Properties PJSC	1,027,142	2,076,749
*	EMSTEEL Building Materials PJSC	170,002	64,249
*	Eshraq Investments PJSC	292,261	32,803
*	Manazel PJSC	286,170	26,790
*	Multiply Group PJSC	82,643	64,893
	National Bank of Ras Al-Khaimah PSC	106,807	160,288
	Orascom Construction PLC	3,812	11,343
*	RAK Properties PJSC	262,778	93,724
	Ras Al Khaimah Ceramics	86,789	63,800
*	Shuaa Capital PSC	275,704	14,631
*	Union Properties PJSC	680,886	50,904
TOTAL UNITED ARAB EMIRATES			5,776,924
UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	1,524	10,825
TOTAL COMMON STOCKS			234,999,771
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
*	Alpargatas SA	12,034	20,840
	Banco ABC Brasil SA, 6.526%	26,129	125,783
Ω	Banco BMG SA, 11.212%	24,962	16,878
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	45,500	135,460
	Banco Pan SA, 2.737%	58,481	92,778
	Banco Pine SA, 7.457%	13,900	11,615
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	39,200	81,812
	Eucatex SA Industria e Comercio, 5.720%	6,900	22,562
	Gerdau SA, 7.607%	70,929	301,216
	Marcopolo SA, 4.150%	102,594	165,661
	Raizen SA, 6.959%	20,770	16,056

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Randon SA Implementos e Participacoes, 4.972%	40,000	$94,462
	Schulz SA, 4.483%	15,200	19,973
	Taurus Armas SA, 9.746%	19,900	57,518
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	84,003	155,819
TOTAL BRAZIL			1,318,433
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 7.805%	2,705	11,392
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	104	14
*	TVS Holdings Ltd.	104,168	13,363
TOTAL INDIA			13,377
TOTAL PREFERRED STOCKS			1,343,202
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	868	854
*	Diagnosticos da America SA Warrants 04/30/2025	583	224
*	Empreendimentos Pague Menos SA Rights 02/28/2024	3,969	192
*	Grupo Casas Bahia SA Warrants 09/19/2024	85,327	344
TOTAL BRAZIL			1,614
SOUTH KOREA — (0.0%)
*	LG Display Co. Ltd. Rights 03/07/2024	13,254	15,691
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	4,198	4,938
TOTAL SOUTH KOREA			20,629
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	39,992	1,597
*	G Shank Enterprise Co. Ltd. Rights	2,122	875
*	L&K Engineering Co. Ltd. Rights 03/06/2024	124	222
*	Radium Life Tech Co. Ltd. Rights	9,032	205
TOTAL TAIWAN			2,899
THAILAND — (0.0%)
*	Better World Green PCL Warrants	89,216	0
*	Maco Corp. Warrants 01/02/2025	253,075	0
TOTAL RIGHTS/WARRANTS			25,142
TOTAL INVESTMENT SECURITIES (Cost $215,675,427)			236,368,115

			Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	51,217	592,475
TOTAL INVESTMENTS — (100.0%)
(Cost $216,267,902)^^			$236,960,590

Emerging Markets Targeted Value Portfolio
CONTINUED
As of January 31, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	03/15/24	$1,634,679	$1,704,675	$69,996
Total Futures Contracts			$1,634,679	$1,704,675	$69,996
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$9,498,117	$304,331	—	$9,802,448
Chile	—	666,065	—	666,065
China	2,049,360	40,469,096	$251,900	42,770,356
Colombia	139,034	—	—	139,034
Greece	—	1,419,921	—	1,419,921
India	766,060	57,247,305	86,648	58,100,013
Indonesia	—	4,366,355	8,462	4,374,817
Kuwait	1,330,763	332,171	—	1,662,934
Malaysia	—	4,303,128	—	4,303,128
Mexico	6,025,684	386,324	—	6,412,008
Philippines	—	1,405,624	12,864	1,418,488
Poland	—	2,503,464	—	2,503,464
Qatar	—	1,955,332	—	1,955,332
Saudi Arabia	20,382	10,126,983	—	10,147,365
South Africa	292,496	6,155,316	—	6,447,812
South Korea	—	27,505,314	100,872	27,606,186
Taiwan	—	42,236,664	3,484	42,240,148
Thailand	3,846,690	149,293	—	3,995,983
Turkey	—	3,246,520	—	3,246,520
United Arab Emirates	—	5,766,455	10,469	5,776,924
United States	—	10,825	—	10,825
Preferred Stocks
Brazil	1,301,555	16,878	—	1,318,433
Colombia	11,392	—	—	11,392
India	—	13,377	—	13,377
Rights/Warrants
Brazil	—	1,614	—	1,614
South Korea	—	20,629	—	20,629
Taiwan	—	2,899	—	2,899
Securities Lending Collateral	—	592,475	—	592,475
Futures Contracts**	69,996	—	—	69,996
TOTAL	$25,351,529	$211,204,358	$474,699˂˃	$237,030,586
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	$6,042,951
BONDS — (87.6%)
AUSTRALIA — (4.7%)
National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,793,779
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	4,153,443
	2.250%, 05/07/41	AUD	5,000	2,212,644
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	3,500	1,921,794
	1.750%, 07/20/34	AUD	10,000	4,993,290
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,332,962
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,390,943
	2.250%, 09/15/33	AUD	2,000	1,063,265
	2.250%, 11/20/34	AUD	19,900	10,215,431
	2.000%, 09/17/35	AUD	4,800	2,338,884
	2.000%, 11/20/37	AUD	7,500	3,418,003
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,285,610
TOTAL AUSTRALIA				37,120,048
BELGIUM — (2.6%)
Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,400	1,392,112
Dexia SA
Δ	0.000%, 05/29/24	EUR	1,000	1,067,403
	1.000%, 10/18/27	EUR	1,250	1,271,217
Δ	0.000%, 01/21/28	EUR	7,000	6,804,629
Kingdom of Belgium Government Bonds
	1.450%, 06/22/37	EUR	3,750	3,381,706
	1.900%, 06/22/38	EUR	6,500	6,116,979
TOTAL BELGIUM				20,034,046
CANADA — (9.3%)
Bank of Montreal
	2.700%, 09/11/24	CAD	3,000	2,199,933
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.710%, FRN, 6.064%, 12/12/24		328	$329,191
(r)	SOFR + 1.330%, FRN, 6.688%, 06/05/26		4,000	4,042,954
Bank of Nova Scotia
	2.490%, 09/23/24	CAD	4,250	3,108,669
	2.150%, 08/01/31		3,600	2,975,731
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.444%, 06/12/25		1,000	1,005,485
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	13,250	9,774,123
Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	10,000	7,320,912
CDP Financial, Inc.
	3.150%, 07/24/24		3,000	2,968,391
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.756%, 05/19/25		324	324,331
CPPIB Capital, Inc.
	0.375%, 06/20/24	EUR	2,000	2,133,281
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	907,889
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	9,000	8,637,637
	0.050%, 11/25/30	EUR	6,000	5,296,944
	1.850%, 05/03/32	EUR	10,600	10,403,219
Province of Ontario
	0.250%, 06/09/31	EUR	4,400	3,927,507
Royal Bank of Canada
	2.609%, 11/01/24	CAD	2,000	1,459,437
Royal Bank of Canada, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.686%, 10/07/24		1,500	1,499,457
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	6,500	4,792,145
TOTAL CANADA				73,107,236
DENMARK — (0.1%)
Danske Bank AS
Ω	4.375%, 06/12/28		1,000	970,461

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (0.9%)
	Kuntarahoitus OYJ
	0.050%, 09/10/35	EUR	2,300	$1,801,849
	Nordea Bank Abp
	0.500%, 11/02/28	EUR	5,500	5,205,149
	TOTAL FINLAND			7,006,998
FRANCE — (7.0%)
	Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,372,983
Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	4,600	3,762,369
	0.375%, 05/25/36	EUR	500	385,426
	1.125%, 03/02/37	EUR	2,500	2,100,071
	BNP Paribas SA
	5.750%, 06/13/32	GBP	2,800	3,659,912
	BPCE SA
	2.375%, 04/26/32	EUR	7,000	6,979,121
	Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		7,000	6,887,567
	Credit Agricole SA
	0.875%, 01/14/32	EUR	2,200	1,945,665
Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,817,721
	0.200%, 11/16/35	EUR	4,000	3,086,255
SNCF Reseau
	5.250%, 01/31/35	GBP	5,870	7,878,239
	0.750%, 05/25/36	EUR	1,500	1,215,768
Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,389,921
Ω	3.000%, 01/22/30		1,600	1,403,018
	Societe Nationale SNCF SACA
	0.625%, 04/17/30	EUR	3,000	2,822,735
	Unedic Asseo
	0.250%, 07/16/35	EUR	1,700	1,372,602
	Vinci SA
	2.750%, 09/15/34	GBP	3,800	4,049,723
	TOTAL FRANCE			55,129,096
GERMANY — (2.8%)
	Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		1,000	1,025,270
Deutsche Bahn Finance GmbH
	1.125%, 12/18/28	EUR	1,000	1,002,405
	0.875%, 07/11/31	EUR	4,000	3,749,424
	0.350%, 09/29/31	EUR	1,841	1,661,573
	0.750%, 07/16/35	EUR	500	417,902
	0.625%, 04/15/36	EUR	6,600	5,312,147
	JAB Holdings BV
	2.250%, 12/19/39	EUR	5,300	4,371,297
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau, GBP SONIA + 1.000%, FRN
(r)	6.221%, 06/14/24	GBP	1,900	$2,415,431
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	193,396
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	500	609,959
T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,353,650
TOTAL GERMANY				22,112,454
HONG KONG — (0.5%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		993	901,256
	3.625%, 03/24/32		3,500	3,170,497
TOTAL HONG KONG				4,071,753
ITALY — (0.3%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,413,597
	1.750%, 07/04/29	EUR	800	796,125
TOTAL ITALY				2,209,722
JAPAN — (10.4%)
Japan Government Five Year Bonds
	0.200%, 12/20/27	JPY	540,000	3,670,701
Japan Government Ten Year Bonds
	0.100%, 03/20/26	JPY	900,000	6,119,792
	0.100%, 06/20/29	JPY	500,000	3,359,152
	0.200%, 03/20/32	JPY	600,000	3,962,576
	0.200%, 09/20/32	JPY	600,000	3,938,932
	0.400%, 06/20/33	JPY	700,000	4,638,653
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,000,000	7,883,612
	2.400%, 09/20/38	JPY	450,000	3,570,067
	2.200%, 03/20/41	JPY	220,000	1,688,416
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,000,000	7,289,034
	1.400%, 09/20/34	JPY	500,000	3,605,347
	1.200%, 09/20/35	JPY	600,000	4,217,367
	0.400%, 03/20/36	JPY	715,000	4,563,991
	0.400%, 06/20/40	JPY	1,000,000	5,898,560
	0.500%, 12/20/41	JPY	700,000	4,082,667
	1.500%, 09/20/43	JPY	540,000	3,672,316
Mitsubishi UFJ Financial Group, Inc.
	4.153%, 03/07/39		2,000	1,857,863

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

JAPAN — (Continued)
3.751%, 07/18/39		2,300	$2,020,316
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	1,446,338
2.679%, 07/16/30		1,000	856,410
Sumitomo Mitsui Financial Group, Inc.
2.750%, 01/15/30		2,000	1,771,485
2.296%, 01/12/41		2,507	1,745,810
TOTAL JAPAN			81,859,405
NETHERLANDS — (3.2%)
BNG Bank NV
2.625%, 02/27/24		5,000	4,989,100
2.000%, 04/12/24	GBP	3,300	4,155,601
3.300%, 04/26/29	AUD	3,000	1,856,348
Cooperatieve Rabobank UA
5.250%, 05/24/41		2,000	2,108,818
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,228,767
Nederlandse Waterschapsbank NV
1.125%, 03/15/24		200	198,988
2.000%, 12/16/24	GBP	8,800	10,856,150
TOTAL NETHERLANDS			25,393,772
NEW ZEALAND — (0.6%)
New Zealand Government Bonds
2.750%, 04/15/37	NZD	6,800	3,344,901
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	2,500	1,334,481
TOTAL NEW ZEALAND			4,679,382
NORWAY — (0.9%)
Kommunalbanken AS
1.000%, 10/18/24	CAD	3,450	2,495,075
1.000%, 12/12/24	GBP	1,750	2,143,099
(r) SOFR + 1.000%, FRN, 6.354%, 06/17/26		2,000	2,027,676
TOTAL NORWAY			6,665,850
SINGAPORE — (0.2%)
Optus Finance Pty. Ltd.
1.000%, 06/20/29	EUR	1,429	1,350,524
SPAIN — (0.4%)
Banco Santander SA
3.490%, 05/28/30		400	362,167
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	400	$489,977
Telefonica Emisiones SA
	7.045%, 06/20/36		2,300	2,596,999
TOTAL SPAIN				3,449,143
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.5%)
African Development Bank
	3.350%, 08/08/28	AUD	2,200	1,381,873
Asian Development Bank
	1.625%, 03/15/24		278	276,739
	2.350%, 06/21/27	JPY	800,000	5,844,577
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.981%, 08/16/27		1,500	1,504,668
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	5.536%, 04/14/26		486	485,169
European Investment Bank
	2.150%, 01/18/27	JPY	590,000	4,246,263
	0.010%, 11/15/35	EUR	5,000	3,886,706
European Union
	0.200%, 06/04/36	EUR	4,100	3,201,304
	3.375%, 10/04/38	EUR	5,000	5,580,087
Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,000	1,228,754
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.350%, FRN, 5.703%, 10/04/27		3,200	3,194,688
(r)	SOFR + 0.270%, FRN, 5.624%, 03/20/28		300	298,378
(r)	SOFR + 0.350%, FRN, 5.702%, 10/05/28		3,000	3,000,156
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.370%, FRN, 5.716%, 01/12/27		2,800	2,807,028
(r)	SOFR + 0.430%, FRN, 5.790%, 08/19/27		1,200	1,204,452

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Development Association
	0.350%, 04/22/36	EUR	2,280	$1,832,770
International Finance Corp.
	1.250%, 02/06/31	AUD	1,053	553,971
	1.500%, 04/15/35	AUD	5,300	2,457,133
	Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.361%, 05/12/26		500	507,804
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			43,492,520
SWEDEN — (0.9%)
	Kommuninvest I Sverige AB
	1.375%, 05/08/24		200	197,817
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26		300	304,305
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	5,500	5,008,408
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.604%, 06/15/26		1,000	1,009,872
	Swedbank AB
	0.200%, 01/12/28	EUR	800	754,674
	TOTAL SWEDEN			7,275,076
SWITZERLAND — (0.2%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	1,751,547
UNITED KINGDOM — (3.1%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	1,933,905
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,200	1,344,382
HSBC Holdings PLC
	4.950%, 03/31/30		1,500	1,498,387
#	6.100%, 01/14/42		3,000	3,412,987
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	578,155
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,229,353
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	U.K. Gilts
	1.125%, 01/31/39	GBP	16,000	$13,305,639
	TOTAL UNITED KINGDOM			24,302,808
UNITED STATES — (34.0%)
	Abbott Laboratories
	4.750%, 04/15/43		4,500	4,487,331
	AbbVie, Inc.
	2.125%, 06/01/29	EUR	800	824,313
Allstate Corp.
#	5.550%, 05/09/35		1,200	1,246,595
	4.500%, 06/15/43		1,000	901,925
	Amazon.com, Inc.
	2.875%, 05/12/41		3,500	2,717,142
	American Express Co.
	3.000%, 10/30/24		1,000	983,102
	American International Group, Inc.
	1.875%, 06/21/27	EUR	511	525,450
American Tower Corp.
	0.950%, 10/05/30	EUR	700	635,909
	1.000%, 01/15/32	EUR	1,400	1,231,793
	4.050%, 03/15/32		1,875	1,751,866
Amgen, Inc.
	3.150%, 02/21/40		3,375	2,626,959
	2.800%, 08/15/41		3,500	2,534,277
Apple, Inc.
	2.513%, 08/19/24	CAD	10,000	7,335,267
	3.850%, 05/04/43		1,000	884,659
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	952,250
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,308,064
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	635,304
	3.500%, 06/01/41		2,500	1,986,194
	4.300%, 12/15/42		1,500	1,305,894
	Athene Holding Ltd.
	5.875%, 01/15/34		3,165	3,179,660
	Avnet, Inc.
	3.000%, 05/15/31		4,350	3,661,668
	Bank of America Corp.
	5.875%, 02/07/42		4,600	5,036,491
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	482,554
	Biogen, Inc.
	2.250%, 05/01/30		2,400	2,045,802
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,592,351
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,701,229
Broadcom, Inc.
Ω	3.469%, 04/15/34		4,000	3,474,384
Ω	3.137%, 11/15/35		1,000	822,019
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	983,383

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.375%, 03/15/31		3,100	$2,570,485
Capital One Financial Corp.
	3.800%, 01/31/28		700	668,762
	1.650%, 06/12/29	EUR	2,800	2,670,725
Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,610,138
Choice Hotels International, Inc.
	3.700%, 12/01/29		480	426,971
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	810,368
	0.875%, 12/15/29	EUR	1,833	1,740,637
Cigna Group
	4.800%, 08/15/38		1,436	1,384,340
Cisco Systems, Inc.
	5.500%, 01/15/40		434	463,083
Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,668,026
	5.875%, 01/30/42		750	808,629
CME Group, Inc.
	5.300%, 09/15/43		3,000	3,113,496
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	1,677,171
CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,953,307
Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,250,002
Comcast Corp.
	3.250%, 11/01/39		5,000	4,032,744
Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	428,503
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,716,009
	4.650%, 01/15/43		2,000	1,849,835
Equinix, Inc.
	3.200%, 11/18/29		2,700	2,468,680
	2.150%, 07/15/30		1,500	1,266,981
Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	3,085,086
Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,164,377
Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,145,136
Flex Ltd.
	4.875%, 06/15/29		1,000	986,010
	4.875%, 05/12/30		1,500	1,468,462
FMR LLC
Ω	4.950%, 02/01/33		1,250	1,201,733
General Dynamics Corp.
	4.250%, 04/01/40		1,000	926,221
General Motors Financial Co., Inc.
	0.650%, 09/07/28	EUR	2,000	1,890,910
	3.100%, 01/12/32		2,000	1,699,539
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,750	$1,604,313
	2.600%, 10/01/40		600	436,653
	5.650%, 12/01/41		3,250	3,434,321
	GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	823,663
Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	2,271	1,964,300
	6.250%, 02/01/41		1,000	1,113,695
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	972,867
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,000	800,899
Home Depot, Inc.
	3.300%, 04/15/40		217	178,195
	5.400%, 09/15/40		1,000	1,048,658
	5.950%, 04/01/41		1,000	1,111,693
	HP, Inc.
#	6.000%, 09/15/41		2,500	2,627,284
	Intel Corp.
	5.625%, 02/10/43		6,000	6,360,270
International Business Machines Corp.
	4.150%, 05/15/39		2,000	1,817,651
	2.850%, 05/15/40		2,900	2,170,495
#	4.000%, 06/20/42		800	695,969
	J M Smucker Co.
	4.250%, 03/15/35		1,400	1,294,815
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,425,364
	Johnson & Johnson
#	2.100%, 09/01/40		6,500	4,586,276
JPMorgan Chase & Co.
	3.875%, 02/01/24		440	440,000
	5.500%, 10/15/40		3,300	3,474,946
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	1,889,367
	Kemper Corp.
	3.800%, 02/23/32		950	803,325
Kroger Co.
	7.500%, 04/01/31		600	686,734
	5.150%, 08/01/43		800	763,206
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,494,802
	Lear Corp.
	4.250%, 05/15/29		500	482,800
	Legg Mason, Inc.
	4.750%, 03/15/26		900	899,124
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,166,457
Ω	6.500%, 03/15/35		900	897,578
Lincoln National Corp.
#	3.050%, 01/15/30		749	666,331
#	3.400%, 01/15/31		1,589	1,423,947
	7.000%, 06/15/40		1,373	1,546,102

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Loews Corp.
4.125%, 05/15/43		5,500	$4,787,479
MetLife, Inc.
5.700%, 06/15/35		2,550	2,725,156
5.875%, 02/06/41		2,000	2,170,331
Mohawk Industries, Inc.
# 3.625%, 05/15/30		3,000	2,787,876
Morgan Stanley
6.375%, 07/24/42		2,600	2,977,216
Motorola Solutions, Inc.
2.300%, 11/15/30		1,000	843,143
NIKE, Inc.
# 3.250%, 03/27/40		12,950	10,647,721
Oracle Corp.
3.400%, 07/08/24		2,000	1,980,276
3.600%, 04/01/40		750	599,793
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	2,877,812
0.500%, 02/16/32	EUR	3,200	2,694,585
Prudential Financial, Inc.
5.700%, 12/14/36		2,000	2,146,401
PulteGroup, Inc.
6.375%, 05/15/33		850	918,935
6.000%, 02/15/35		1,000	1,058,878
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,253,332
Royalty Pharma PLC
# 3.300%, 09/02/40		8,000	6,026,626
RTX Corp.
4.500%, 06/01/42		2,000	1,830,182
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,945,577
Stanley Black & Decker, Inc.
5.200%, 09/01/40		1,305	1,249,470
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,723,878
Thermo Fisher Scientific, Inc.
# 5.404%, 08/10/43		3,800	3,976,052
Travelers Cos., Inc.
6.250%, 06/15/37		1,000	1,135,276
5.350%, 11/01/40		4,500	4,708,936
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	731,377
UnitedHealth Group, Inc.
5.950%, 02/15/41		2,500	2,727,983
3.050%, 05/15/41		1,800	1,399,867
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	851,083
3.125%, 11/22/28	EUR	2,000	2,100,782
Ventas Realty LP
4.125%, 01/15/26		2,000	1,958,172
Verizon Communications, Inc.
4.500%, 08/17/27	AUD	2,000	1,297,884
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.375%, 10/27/36	GBP	1,300	$1,369,918
VF Corp.
#	2.950%, 04/23/30		2,530	2,123,316
VMware LLC
	3.900%, 08/21/27		1,400	1,354,321
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	700	848,264
#	3.200%, 04/15/30		306	269,698
Walmart, Inc.
	5.625%, 03/27/34	GBP	3,100	4,296,021
	5.250%, 09/28/35	GBP	684	924,774
	5.625%, 04/01/40		3,000	3,300,436
	5.625%, 04/15/41		500	550,428
	2.500%, 09/22/41		4,300	3,154,002
Walt Disney Co.
	3.500%, 05/13/40		2,000	1,659,892
Welltower OP LLC
	3.100%, 01/15/30		1,600	1,448,376
TOTAL UNITED STATES				267,533,826
TOTAL BONDS				689,515,667
U.S. TREASURY OBLIGATIONS — (10.2%)
U.S. Treasury Notes
	2.500%, 05/15/24		1,000	991,992
#	0.250%, 06/15/24		1,500	1,473,047
	3.250%, 08/31/24		2,400	2,374,031
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.495%, 01/31/25		15,000	15,004,137
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25		16,000	15,996,300
(r)	3M USTMMR + 0.125%, FRN, 5.420%, 07/31/25		18,000	17,980,438
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25		19,000	18,989,386
(r)	3M USTMMR + 0.245%, FRN, 5.540%, 01/31/26		7,000	7,003,802
TOTAL U.S. TREASURY OBLIGATIONS				79,813,133

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (0.1%)
AUSTRALIA — (0.1%)
Australia & New Zealand Banking Group Ltd.
Ω	5.590%, 02/22/24	1,000	$996,741
TOTAL INVESTMENT SECURITIES (Cost $830,260,524)			776,368,492

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	900,333	$10,415,047
TOTAL INVESTMENTS — (100.0%)
(Cost $840,675,088)^^			$786,783,539
As of January 31, 2024, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	24,304,142	CAD	32,484,595	Morgan Stanley and Co. International	02/06/24	$140,606
USD	29,824,629	GBP	23,441,875	Bank of New York Mellon	02/09/24	115,141
USD	42,619,146	AUD	64,898,840	Citibank, N.A.	02/15/24	24,223
USD	57,064,766	EUR	52,424,197	HSBC Bank	02/15/24	379,333
NZD	85,979	USD	52,544	Citibank, N.A.	02/20/24	12
USD	46,923	NZD	76,526	Citibank, N.A.	02/20/24	145
USD	55,032,347	EUR	50,505,508	State Street Bank and Trust	02/21/24	407,891
USD	7,432,996	JPY	1,086,998,627	State Street Bank and Trust	02/26/24	19,757
USD	67,289,981	EUR	61,360,076	Morgan Stanley and Co. International	04/02/24	808,903
Total Appreciation						$1,896,011
EUR	1,663,031	USD	1,803,364	Citibank, N.A.	02/15/24	$(5,156)
GBP	3,321,412	USD	4,228,371	Citibank, N.A.	02/16/24	(18,685)
USD	15,280,268	CAD	20,599,496	State Street Bank and Trust	02/16/24	(44,580)
USD	38,734,014	GBP	30,616,158	State Street Bank and Trust	02/16/24	(70,093)
USD	4,707,416	NZD	7,716,169	Australia and New Zealand Bank	02/20/24	(9,232)
USD	35,372,075	JPY	5,216,474,121	Citibank, N.A.	02/20/24	(170,337)
USD	24,339,099	JPY	3,585,818,551	Bank of New York Mellon	02/26/24	(115,884)
USD	15,230,313	JPY	2,245,059,375	Citibank, N.A.	02/26/24	(80,804)
EUR	9,370,212	USD	10,264,541	Bank of New York Mellon	04/02/24	(112,308)
EUR	3,540,575	USD	3,860,440	State Street Bank and Trust	04/02/24	(24,374)
Total (Depreciation)						$(651,453)
Total Appreciation (Depreciation)						$1,244,558
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$6,042,951	—	$6,042,951
Bonds
Australia	—	37,120,048	—	37,120,048
Belgium	—	20,034,046	—	20,034,046
Canada	—	73,107,236	—	73,107,236

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$970,461	—	$970,461
Finland	—	7,006,998	—	7,006,998
France	—	55,129,096	—	55,129,096
Germany	—	22,112,454	—	22,112,454
Hong Kong	—	4,071,753	—	4,071,753
Italy	—	2,209,722	—	2,209,722
Japan	—	81,859,405	—	81,859,405
Netherlands	—	25,393,772	—	25,393,772
New Zealand	—	4,679,382	—	4,679,382
Norway	—	6,665,850	—	6,665,850
Singapore	—	1,350,524	—	1,350,524
Spain	—	3,449,143	—	3,449,143
Supranational Organization Obligations	—	43,492,520	—	43,492,520
Sweden	—	7,275,076	—	7,275,076
Switzerland	—	1,751,547	—	1,751,547
United Kingdom	—	24,302,808	—	24,302,808
United States	—	267,533,826	—	267,533,826
U.S. Treasury Obligations	—	79,813,133	—	79,813,133
Commercial Paper	—	996,741	—	996,741
Securities Lending Collateral	—	10,415,047	—	10,415,047
Forward Currency Contracts**	—	1,244,558	—	1,244,558
TOTAL	—	$788,028,097	—	$788,028,097
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/24	200	$201,396
5.000%, 06/15/29	610	685,405
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	263,826
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	111,859
5.000%, 04/01/34	365	414,517
City of Bend (GO)
5.000%, 06/01/41	1,015	1,157,521
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	210,255
5.000%, 12/01/30	350	367,137
City of Cottage Grove (GO)
5.000%, 09/01/26	515	543,587
4.000%, 06/01/29	100	106,127
City of Eugene (GO) Series A
5.000%, 06/01/36	250	296,748
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	310	313,007
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	258,628
City of Lake Oswego (GO)
5.000%, 12/01/26	250	266,123
4.000%, 06/01/41	500	509,660
City of Medford (GO) Series A
5.000%, 06/01/24	555	558,520
City of Newberg (GO)
4.000%, 12/01/25	100	101,890
City of Portland (GO) Series A
5.000%, 06/15/25	270	277,904
5.000%, 03/01/26	115	120,034
5.000%, 06/01/26	700	737,049
5.000%, 04/01/27	925	993,273
5.000%, 06/01/27	540	582,059
3.000%, 06/15/28	150	150,135
4.000%, 04/01/32	225	232,530
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series B
5.000%, 06/01/25	620	$637,578
5.000%, 06/01/26	850	894,988
5.000%, 06/15/26	485	511,156
5.000%, 06/15/30	290	316,445
City of Portland (GO) Series C
5.000%, 06/15/25	100	102,928
City of Portland (GO) Series D
5.000%, 04/01/28	250	274,324
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/24	200	201,411
5.000%, 06/15/27	700	736,226
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	140	140,425
5.000%, 05/01/24	415	416,926
5.000%, 04/01/25	445	455,594
5.000%, 04/01/27	365	391,595
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	89,138
City of Salem (GO)
5.000%, 06/01/25	445	457,263
5.000%, 06/01/26	235	247,056
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	795	816,909
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	165	165,224
4.000%, 04/01/26	280	286,846
4.000%, 04/01/27	280	290,480
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	262,893
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	111,605

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	350	$385,297
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	530	544,939
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	310	319,588
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	270	287,641
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	306,708
5.000%, 06/15/29	500	561,007
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	76,533
County of Clackamas (GO)
5.000%, 06/01/24	100	100,641
County of Multnomah (GO)
5.000%, 06/01/29	290	311,875
County of Multnomah (GO) Series A
5.000%, 06/15/28	515	567,727
5.000%, 06/15/29	1,085	1,223,190
County of Washington (GO)
4.000%, 03/01/30	1,020	1,045,484
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY) Series C
5.000%, 06/15/26	1,130	1,189,609
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	263,804
5.000%, 01/01/32	340	373,163
Hillsboro School District No. 1J (GO) (SCH BD GTY)
4.000%, 06/15/34	200	212,935
4.000%, 06/15/40	400	408,132
	Face Amount	Value†
	(000)
OREGON — (Continued)
Hillsboro School District No. 1J (GO) (SCH BD GTY) Series A
5.000%, 06/15/28	1,290	$1,385,744
Jefferson County School District No. 509J (GO) (SCH BD GTY) Series F
4.000%, 06/15/27	60	62,549
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,052,610
Lane Community College (GO) (SCH BD GTY)
4.000%, 06/15/24	565	566,846
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	625,686
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	647,949
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	345	382,561
Metro (GO)
5.000%, 06/01/26	1,140	1,199,279
5.000%, 06/01/28	200	220,282
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,176,178
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	840	903,982
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	415	436,892
5.000%, 06/15/27	250	269,294
5.000%, 06/15/29	795	894,124
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	250	250,780

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	$648,186
5.000%, 06/15/27	1,000	1,028,126
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	158,477
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	345	346,628
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	444,646
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	164,274
Portland Community College District (GO)
5.000%, 06/15/26	895	941,579
5.000%, 06/15/31	440	461,943
5.000%, 06/15/33	1,155	1,212,329
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	364,080
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	485	530,820
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,421,428
State of Oregon (GO) Series A
5.000%, 05/01/27	710	762,928
5.000%, 05/01/29	260	292,312
State of Oregon (GO) Series B
5.000%, 08/01/33	950	977,101
State of Oregon (GO) Series C
5.000%, 06/01/26	420	442,229
5.000%, 06/01/31	845	904,737
5.000%, 06/01/35	1,365	1,453,430
State of Oregon (GO) Series D
5.000%, 06/01/28	205	225,789
5.000%, 05/01/29	535	560,052
State of Oregon (GO) Series F
5.000%, 05/01/24	175	175,834
5.000%, 05/01/25	310	318,149
5.000%, 08/01/25	240	247,722
5.000%, 08/01/27	1,495	1,616,057
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 05/01/31	520	$543,656
5.000%, 05/01/32	1,110	1,160,249
State of Oregon (GO) Series G
5.000%, 12/01/33	1,000	1,055,349
5.000%, 08/01/41	350	403,311
State of Oregon (GO) Series H
5.000%, 06/01/25	265	272,478
5.000%, 06/01/27	380	399,397
5.000%, 06/01/29	365	382,956
State of Oregon (GO) Series N
5.000%, 05/01/27	380	408,328
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/25	1,030	1,070,492
5.000%, 11/15/26	450	478,505
5.000%, 11/15/27	600	644,827
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	150	155,051
5.000%, 09/01/26	790	836,892
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/26)	425	449,681
5.000%, 09/01/34	280	314,972
3.250%, 10/01/34	420	415,207
5.000%, 09/01/38	540	594,287
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	385	397,903
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	112,600
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	451,688
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	275	295,778
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	265	278,979

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/30	350	$400,712
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	605	651,690
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	201,455
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	660	678,423
Washington County Clean Water Services (RB)
5.000%, 10/01/24	235	238,135
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 10/01/25	480	$497,427
5.000%, 10/01/27	535	580,675
5.000%, 10/01/28	300	332,906
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	95,609
5.000%, 06/01/29	400	449,911
TOTAL MUNICIPAL BONDS (Cost $67,659,606)		66,467,614
TOTAL INVESTMENTS — (100.0%)
(Cost $67,659,606)^^		$66,467,614
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$66,467,614	—	$66,467,614
TOTAL	—	$66,467,614	—	$66,467,614

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.8%)
Government National Mortgage Association, TBA
	3.500%, 02/01/54 TBA		1,361	$1,255,411
	3.000%, 02/20/54 TBA		3,545	3,166,405
Uniform Mortgage-Backed Security, TBA
	1.500%, 02/01/39 TBA		1,910	1,669,894
	2.000%, 02/01/39 TBA		6,158	5,526,280
	2.500%, 02/01/39 TBA		3,827	3,524,129
	2.000%, 02/01/54 TBA		608	490,175
	2.500%, 02/01/54 TBA		4,769	4,009,952
	3.000%, 02/01/54 TBA		5,584	4,886,872
TOTAL AGENCY OBLIGATIONS				24,529,118
BONDS — (81.6%)
AUSTRALIA — (6.0%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		200	199,449
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,415,209
Bank of New Zealand
Ω	3.500%, 02/20/24		250	249,739
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,105,613
Ω	4.375%, 04/01/31		200	179,999
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	432,166
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	900	507,072
	1.500%, 02/20/32	AUD	5,860	3,080,909
	4.250%, 02/20/36	AUD	1,600	993,384
	3.500%, 11/20/37	AUD	2,000	1,126,768
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	1,700	884,486
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,050,664
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	639,822
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	575,585
	2.250%, 09/15/33	AUD	2,100	1,116,428
	2.250%, 11/20/34	AUD	3,690	1,894,218
	2.000%, 09/17/35	AUD	2,100	1,023,262
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	400	$387,150
	TOTAL AUSTRALIA			16,861,923
BELGIUM — (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		1,000	926,478
CANADA — (4.3%)
	Bank of Montreal
	2.500%, 06/28/24		69	68,168
Bank of Nova Scotia
	3.400%, 02/11/24		310	309,770
	2.450%, 02/02/32		195	161,858
	Brookfield Finance, Inc.
	4.850%, 03/29/29		600	598,045
	Canada Government Bonds
	2.750%, 08/01/24	CAD	2,100	1,545,061
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	2,000	1,475,339
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30		500	440,616
	CI Financial Corp.
#	3.200%, 12/17/30		1,500	1,208,648
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		500	482,300
	Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	1,800	1,766,584
Royal Bank of Canada
	1.375%, 12/09/24	GBP	400	490,481
	2.125%, 04/26/29	EUR	500	507,832
Toronto-Dominion Bank
	3.250%, 03/11/24		350	349,219
	1.952%, 04/08/30	EUR	880	871,264
	3.129%, 08/03/32	EUR	500	524,515
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	1,138,431
	TOTAL CANADA			11,938,131
DENMARK — (0.3%)
DSV Finance BV
	1.375%, 03/16/30	EUR	700	680,543

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (0.3%)
Nokia OYJ
	4.375%, 06/12/27		900	866,056
FRANCE — (4.0%)
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	$1,211,564
	0.625%, 02/21/31	EUR	600	528,178
	1.125%, 01/19/32	EUR	400	359,313
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	485,018
	1.250%, 07/13/31	GBP	400	386,358
BPCE SA
Ω	2.700%, 10/01/29		1,500	1,324,513
	0.250%, 01/14/31	EUR	1,200	1,047,043
Electricite de France SA
	6.125%, 06/02/34	GBP	300	395,763
JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,140,247
La Poste SA
	1.375%, 04/21/32	EUR	1,100	1,028,001
Societe Generale SA
	0.750%, 01/25/27	EUR	500	497,811
	0.875%, 09/24/29	EUR	1,000	926,614
Vinci SA
	2.750%, 09/15/34	GBP	700	746,002
WEA Finance LLC
Ω	3.500%, 06/15/29		1,400	1,203,699
TOTAL FRANCE				11,280,124
GERMANY — (2.7%)
BASF SE
	3.750%, 06/29/32	EUR	500	552,973
Deutsche Bank AG
	1.750%, 01/17/28	EUR	400	403,110
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	353,875
E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	342,994
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	581,349
Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	1,500	1,844,131
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	522	635,871
Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	805,066
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	100	124,330
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Wintershall Dea Finance BV
	1.332%, 09/25/28	EUR	1,000	$964,518
	1.823%, 09/25/31	EUR	1,000	919,676
TOTAL GERMANY				7,527,893
HONG KONG — (0.3%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,000	905,856
ITALY — (1.2%)
Eni SpA
	0.625%, 01/23/30	EUR	1,000	926,236
Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,070,611
Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	429,056
UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	925,676
TOTAL ITALY				3,351,579
JAPAN — (11.5%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	243,040
Aircastle Ltd.
Ω	2.850%, 01/26/28		400	358,465
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	201,000	1,364,309
	0.200%, 03/20/32	JPY	300,000	1,981,288
	0.200%, 09/20/32	JPY	420,000	2,757,252
	0.500%, 12/20/32	JPY	330,000	2,217,265
	0.400%, 06/20/33	JPY	350,000	2,319,327
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	120,000	946,033
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	261,000	1,902,438
	1.400%, 09/20/34	JPY	350,000	2,523,743
	1.200%, 09/20/35	JPY	394,000	2,769,404
	0.400%, 03/20/36	JPY	370,000	2,361,786
	0.600%, 09/20/37	JPY	20,000	127,940
	0.500%, 12/20/41	JPY	207,600	1,210,802
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		1,000	919,105
	3.556%, 06/15/32	EUR	1,480	1,622,609
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,700	1,545,070
	0.693%, 10/07/30	EUR	600	538,004
	2.096%, 04/08/32	EUR	400	386,157
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,168,777
Nomura Holdings, Inc.
	2.172%, 07/14/28		300	264,005

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	2.608%, 07/14/31		1,000	$830,066
Sumitomo Mitsui Financial Group, Inc.
	2.724%, 09/27/29		1,000	887,548
	2.222%, 09/17/31		1,000	822,417
	TOTAL JAPAN			32,066,850
LUXEMBOURG — (0.3%)
ArcelorMittal SA
#	4.250%, 07/16/29		940	905,115
NETHERLANDS — (0.9%)
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		600	591,868
	ING Groep NV
	3.000%, 02/18/26	GBP	300	365,125
	Nederlandse Waterschapsbank NV
	4.500%, 06/18/25	GBP	400	504,751
	TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	1,021,305
	TOTAL NETHERLANDS			2,483,049
NEW ZEALAND — (0.1%)
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	196	207,162
NORWAY — (0.5%)
	Aker BP ASA
Ω	4.000%, 01/15/31		300	274,674
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	900	1,102,165
	TOTAL NORWAY			1,376,839
SPAIN — (0.3%)
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	916,770
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
	Asian Development Bank
	2.350%, 06/21/27	JPY	130,000	949,744
	Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,050	1,290,192
	International Bank for Reconstruction & Development
	1.100%, 11/18/30	AUD	1,000	525,811
	International Finance Corp.
	1.500%, 04/15/35	AUD	2,500	1,159,025
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			3,924,772
			Face Amount^	Value†
			(000)

SWEDEN — (0.1%)
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	$183,870
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	140	137,611
	TOTAL SWEDEN			321,481
SWITZERLAND — (0.8%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,270	1,988,006
	0.625%, 02/24/33	EUR	200	165,244
	TOTAL SWITZERLAND			2,153,250
UNITED KINGDOM — (4.5%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	162,797
Ω	5.500%, 08/11/32		1,000	994,680
	Barclays PLC
	3.250%, 01/17/33	GBP	600	644,635
BAT International Finance PLC
	2.250%, 06/26/28	GBP	400	445,619
	2.250%, 01/16/30	EUR	500	485,569
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,150,998
	2.822%, 04/07/32	EUR	300	311,678
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	560	627,379
	Centrica PLC
	4.375%, 03/13/29	GBP	400	494,053
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	500	523,004
	Lloyds Banking Group PLC
	4.550%, 08/16/28		300	294,884
	London Stock Exchange Group PLC
	1.750%, 09/19/29	EUR	1,200	1,204,129
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	592,078
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	395,124
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,199,278
	U.K. Gilts
	1.125%, 01/31/39	GBP	2,100	1,746,365
	Vodafone Group PLC
	6.150%, 02/27/37		200	216,195
	TOTAL UNITED KINGDOM			12,488,465

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (41.8%)
	Abbott Laboratories
	5.300%, 05/27/40		850	$901,185
	AbbVie, Inc.
	4.050%, 11/21/39		1,000	904,677
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	134,052
	3.500%, 03/15/32		270	224,545
	AECOM
	5.125%, 03/15/27		750	737,212
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,502,510
	Ally Financial, Inc.
	8.000%, 11/01/31		300	331,939
	Altria Group, Inc.
	3.400%, 05/06/30		200	182,372
	Amazon.com, Inc.
	2.875%, 05/12/41		1,200	931,591
	American Assets Trust LP
	3.375%, 02/01/31		1,000	828,989
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	439,926
	Ares Capital Corp.
	3.200%, 11/15/31		800	667,049
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	952,250
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	337,559
	Assurant, Inc.
	2.650%, 01/15/32		1,000	827,016
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	890,133
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,112,268
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,200,036
	3.850%, 03/01/32		500	441,906
	Bank of America Corp.
	5.875%, 02/07/42		1,350	1,478,101
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	587,260
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,582,285
	0.472%, 01/23/32	JPY	200,000	1,241,670
	Black Hills Corp.
	2.500%, 06/15/30		800	675,637
	Block, Inc.
	3.500%, 06/01/31		1,500	1,292,210
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	88,371
	Boeing Co.
	3.200%, 03/01/29		200	183,835
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		300	280,559
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	821,444
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	3.187%, 11/15/36		150	$121,851
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,182,471
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	829,189
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	355,779
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	928,203
Chubb INA Holdings, Inc.
	0.875%, 12/15/29	EUR	1,000	949,611
	1.400%, 06/15/31	EUR	700	661,581
	Cigna Group
	4.800%, 08/15/38		800	771,220
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	762,091
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	194,773
	ConocoPhillips
	6.500%, 02/01/39		300	348,651
	Consolidated Edison Co. of New York, Inc.
	5.700%, 06/15/40		475	487,739
	Continental Resources, Inc.
	4.375%, 01/15/28		1,000	970,358
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		650	619,952
	Crown Castle, Inc.
	3.800%, 02/15/28		600	570,536
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	582,231
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	425,131
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	855,366
	Discover Bank
	4.650%, 09/13/28		200	191,611
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	900	921,762
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	240,247
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,389,142
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	804,597
	DXC Technology Co.
	2.375%, 09/15/28		400	349,343
	Edison International
	4.125%, 03/15/28		650	630,484
	Elevance Health, Inc.
	4.625%, 05/15/42		500	464,501

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Energy Transfer LP
	3.750%, 05/15/30		350	$323,623
EnerSys
Ω	4.375%, 12/15/27		1,000	940,430
EPR Properties
	4.950%, 04/15/28		500	480,431
	3.750%, 08/15/29		1,200	1,070,278
Equinix, Inc.
	2.150%, 07/15/30		300	253,396
Expedia Group, Inc.
	3.250%, 02/15/30		650	590,518
Experian Finance PLC
Ω	2.750%, 03/08/30		602	530,635
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	500	532,060
First American Financial Corp.
	2.400%, 08/15/31		300	238,807
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	439,871
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,658,493
Fluor Corp.
	4.250%, 09/15/28		600	577,935
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	341,902
	2.900%, 02/16/28		250	224,905
Fox Corp.
	4.709%, 01/25/29		300	297,545
GATX Corp.
	4.700%, 04/01/29		200	198,703
	3.500%, 06/01/32		500	438,762
General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	612,717
Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	1,056,714
Global Payments, Inc.
	3.200%, 08/15/29		250	226,274
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	201,360
	4.000%, 01/15/30		200	182,239
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		250	249,627
	3.125%, 07/25/29	GBP	400	464,348
	6.250%, 02/01/41		200	222,739
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	485,307
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	495,737
HCA, Inc.
	7.500%, 11/06/33		117	131,919
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Hess Corp.
5.600%, 02/15/41		500	$526,351
Home Depot, Inc.
5.400%, 09/15/40		1,000	1,048,658
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	10,164
3.000%, 01/15/29		500	452,580
HP, Inc.
2.650%, 06/17/31		200	169,587
Humana, Inc.
3.125%, 08/15/29		150	137,826
Huntsman International LLC
2.950%, 06/15/31		1,000	839,795
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	974,745
Indiana Michigan Power Co.
6.050%, 03/15/37		500	534,382
Intel Corp.
4.600%, 03/25/40		800	774,458
5.625%, 02/10/43		700	742,032
International Business Machines Corp.
1.250%, 02/09/34	EUR	1,000	897,954
Interstate Power & Light Co.
5.700%, 10/15/33		1,595	1,670,387
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	720,877
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	847,826
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	765,122
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	249,367
JPMorgan Chase & Co.
6.400%, 05/15/38		500	574,134
5.500%, 10/15/40		500	526,507
5.400%, 01/06/42		500	519,083
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	982,602
KB Home
4.000%, 06/15/31		1,500	1,322,643
Kemper Corp.
3.800%, 02/23/32		1,000	845,605
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,225,084
Kimco Realty OP LLC
1.900%, 03/01/28		700	619,888
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	110,610

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Las Vegas Sands Corp.
#	3.900%, 08/08/29		1,000	$923,010
	Lazard Group LLC
	4.500%, 09/19/28		500	485,606
	Lennar Corp.
	4.750%, 05/30/25		500	496,992
	Lincoln National Corp.
#	3.400%, 01/15/31		700	627,289
	Loews Corp.
	4.125%, 05/15/43		495	430,873
	LYB International Finance III LLC
	3.375%, 10/01/40		500	384,123
	Marriott International, Inc.
	2.750%, 10/15/33		100	82,414
	Marsh & McLennan Cos., Inc.
	1.979%, 03/21/30	EUR	300	301,629
	Masonite International Corp.
Ω	3.500%, 02/15/30		1,500	1,290,435
	MetLife, Inc.
	5.700%, 06/15/35		750	801,516
	MGM Resorts International
	4.625%, 09/01/26		350	340,073
	Micron Technology, Inc.
	3.366%, 11/01/41		500	379,197
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	876,533
Ω	3.875%, 05/15/32		250	213,988
	Morgan Stanley
	6.375%, 07/24/42		900	1,030,575
	Motorola Solutions, Inc.
	2.300%, 11/15/30		200	168,629
	Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	499,242
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	843,100
	NewMarket Corp.
	2.700%, 03/18/31		1,000	847,401
	NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		300	281,711
	Nordstrom, Inc.
	4.000%, 03/15/27		885	828,909
	NOV, Inc.
	3.600%, 12/01/29		400	372,169
	OneMain Finance Corp.
	7.125%, 03/15/26		450	456,135
	ONEOK, Inc.
	6.350%, 01/15/31		300	319,095
Oracle Corp.
	6.125%, 07/08/39		600	642,876
	3.600%, 04/01/40		875	699,758
	Ovintiv, Inc.
	8.125%, 09/15/30		400	453,554
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Paramount Global
	4.950%, 01/15/31		200	$189,114
Philip Morris International, Inc.
	2.875%, 05/01/24		600	595,871
	0.800%, 08/01/31	EUR	800	706,173
	4.375%, 11/15/41		100	89,167
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	771,129
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	184,051
	3.800%, 09/15/30		50	46,189
	6.700%, 05/15/36		200	211,967
	6.650%, 01/15/37		500	538,363
	Primerica, Inc.
	2.800%, 11/19/31		1,000	847,705
Principal Financial Group, Inc.
	3.700%, 05/15/29		177	166,997
	6.050%, 10/15/36		147	157,849
	Progress Energy, Inc.
	7.000%, 10/30/31		290	325,978
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	2,100	1,768,321
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	884,186
	0.875%, 01/24/32	EUR	200	176,960
Realty Income Corp.
	4.600%, 02/06/24		400	399,954
	2.100%, 03/15/28		800	718,302
	4.000%, 07/15/29		203	194,657
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	230,971
	Ross Stores, Inc.
	1.875%, 04/15/31		99	81,445
	Royalty Pharma PLC
	2.200%, 09/02/30		150	125,881
	RTX Corp.
	4.500%, 06/01/42		500	457,546
Sabra Health Care LP
	3.900%, 10/15/29		500	452,451
	3.200%, 12/01/31		900	735,327
Seagate HDD Cayman
	4.091%, 06/01/29		400	368,657
	4.125%, 01/15/31		500	441,424
	Sensata Technologies BV
Ω	5.000%, 10/01/25		150	149,321
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	783,228
	Simon Property Group LP
	2.450%, 09/13/29		500	443,198
	Steelcase, Inc.
#	5.125%, 01/18/29		700	670,621
	STORE Capital Corp.
	4.625%, 03/15/29		900	844,223

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Tapestry, Inc.
	3.050%, 03/15/32		300	$239,937
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	992,739
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		200	209,266
Toll Brothers Finance Corp.
	4.350%, 02/15/28		900	876,390
@	3.800%, 11/01/29		350	327,027
	Truist Financial Corp.
	1.950%, 06/05/30		200	166,940
	U.S. Cellular Corp.
	6.700%, 12/15/33		200	206,000
	UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	507,245
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	577,715
Vontier Corp.
	2.400%, 04/01/28		400	352,020
	2.950%, 04/01/31		665	553,322
Walmart, Inc.
	5.625%, 03/27/34	GBP	850	1,177,941
	5.250%, 09/28/35	GBP	1,580	2,136,174
Walt Disney Co.
	6.400%, 12/15/35		700	795,193
	3.500%, 05/13/40		500	414,973
Wells Fargo & Co.
	4.150%, 01/24/29		500	484,707
	3.500%, 09/12/29	GBP	400	472,336
	0.625%, 08/14/30	EUR	278	249,598
	2.125%, 09/24/31	GBP	1,000	1,032,644
	Welltower OP LLC
	2.050%, 01/15/29		1,000	878,176
	Western Digital Corp.
	2.850%, 02/01/29		1,200	1,026,105
	Western Union Co.
	1.350%, 03/15/26		600	554,068
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	482,495
	WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	588,364
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	$192,034
	3.625%, 03/15/31		500	441,268
	TOTAL UNITED STATES			116,711,284
	TOTAL BONDS			227,893,620
U.S. TREASURY OBLIGATIONS — (7.7%)
U.S. Treasury Bills
∞	5.338%, 05/02/24		1,600	1,578,928
∞	5.353%, 05/02/24		4,000	3,955,491
	U.S. Treasury Bonds
	3.875%, 05/15/43		4,200	3,951,938
U.S. Treasury Notes
	2.125%, 02/29/24		1,000	997,490
	0.250%, 03/15/24		900	894,602
	2.250%, 04/30/24		650	645,125
	2.500%, 04/30/24		3,500	3,475,801
	2.500%, 05/31/24		2,100	2,081,051
	1.750%, 06/30/24		800	788,781
	3.000%, 06/30/24		2,000	1,982,344
	3.000%, 07/31/24		1,300	1,286,492
	TOTAL U.S. TREASURY OBLIGATIONS			21,638,043
FOREIGN SOVEREIGN OBLIGATIONS — (0.9%)
UNITED KINGDOM — (0.9%)
	U.K. Treasury Bills
∞	5.227%, 04/29/24	GBP	1,900	2,377,943
	TOTAL INVESTMENT SECURITIES (Cost $296,010,373)			276,438,724

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	238,674	2,760,979
TOTAL INVESTMENTS — (100.0%)
(Cost $298,771,322)^^			$279,199,703
As of January 31, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	339,329	AUD	505,784	Citibank, N.A.	02/05/24	$7,477
USD	7,050,465	AUD	10,373,171	Societe Generale	02/05/24	244,488
USD	337,418	AUD	512,349	State Street Bank and Trust	02/05/24	1,259

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,989,787	GBP	10,217,092	Citibank, N.A.	02/09/24	$40,968
USD	6,850,396	AUD	10,199,620	State Street Bank and Trust	02/12/24	156,763
USD	15,851,474	JPY	2,291,486,908	State Street Bank and Trust	02/13/24	255,579
USD	12,748,213	EUR	11,713,232	UBS AG	02/15/24	82,886
USD	13,534,012	EUR	12,417,664	UBS AG	02/16/24	106,434
USD	13,431,830	EUR	12,356,712	State Street Bank and Trust	02/20/24	67,931
USD	4,291,329	JPY	616,937,861	Morgan Stanley and Co. International	03/11/24	74,532
USD	465,423	EUR	428,352	Australia and New Zealand Bank	04/02/24	1,321
USD	13,512,148	EUR	12,329,183	Morgan Stanley and Co. International	04/02/24	153,994
Total Appreciation						$1,193,632
AUD	943,422	USD	631,471	Citibank, N.A.	02/05/24	$(12,479)
USD	929,567	GBP	734,733	Citibank, N.A.	02/05/24	(1,582)
USD	9,132,743	GBP	7,219,047	HSBC Bank	02/05/24	(16,167)
AUD	232,320	USD	153,172	Societe Generale	02/05/24	(744)
GBP	160,310	USD	203,395	Citibank, N.A.	02/09/24	(223)
EUR	1,187,121	USD	1,290,597	Citibank, N.A.	02/16/24	(6,929)
EUR	2,439,569	USD	2,660,570	Citibank, N.A.	02/20/24	(22,154)
USD	7,744,617	JPY	1,141,126,952	Citibank, N.A.	02/26/24	(37,773)
USD	3,024,484	CAD	4,074,929	Citibank, N.A.	02/26/24	(7,427)
EUR	2,521,247	USD	2,739,032	State Street Bank and Trust	04/02/24	(7,366)
Total (Depreciation)						$(112,844)
Total Appreciation (Depreciation)						$1,080,788
As of January 31, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$361,497	$361,497
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	337,602	337,602
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	353,757	353,757
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,206,066	3,206,066
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	235,389	235,389
Bank of America Corp.	2.355%	Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	33,915	33,915
Citibank, N.A.	2.498%	Fixed	CPI	Maturity	USD	12,000,000	07/10/24	—	—	18,526	18,526
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	101,374	101,374
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	120,264	120,264
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	166,568	166,568
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	404,955	404,955
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	295,321	295,321
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	432,156	432,156
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	297,433	297,433
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	306,089	306,089

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	$405,993	$405,993
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	66,352	66,352
Total Appreciation										$7,143,257	$7,143,257
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(199,436)	(199,436)
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	(123,668)	(123,668)
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	(69,728)	(69,728)
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	(2,428)	(2,428)
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	(64,409)	(64,409)
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	(108,134)	(108,134)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(239,355)	(239,355)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(173,140)	(173,140)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	(117,437)	(117,437)
Morgan Stanley and Co. International	2.540%	Fixed	CPI	Maturity	USD	7,000,000	12/16/26	—	—	(13,202)	(13,202)
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	(26,804)	(26,804)
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	(24,663)	(24,663)
Total (Depreciation)										$(1,162,404)	$(1,162,404)
Total Appreciation (Depreciation)										$5,980,853	$5,980,853
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$24,529,118	—	$24,529,118
Bonds
Australia	—	16,861,923	—	16,861,923
Belgium	—	926,478	—	926,478
Canada	—	11,938,131	—	11,938,131
Denmark	—	680,543	—	680,543
Finland	—	866,056	—	866,056
France	—	11,280,124	—	11,280,124
Germany	—	7,527,893	—	7,527,893
Hong Kong	—	905,856	—	905,856
Italy	—	3,351,579	—	3,351,579
Japan	—	32,066,850	—	32,066,850
Luxembourg	—	905,115	—	905,115

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$2,483,049	—	$2,483,049
New Zealand	—	207,162	—	207,162
Norway	—	1,376,839	—	1,376,839
Spain	—	916,770	—	916,770
Supranational Organization Obligations	—	3,924,772	—	3,924,772
Sweden	—	321,481	—	321,481
Switzerland	—	2,153,250	—	2,153,250
United Kingdom	—	12,488,465	—	12,488,465
United States	—	116,711,284	—	116,711,284
U.S. Treasury Obligations	—	21,638,043	—	21,638,043
Foreign Sovereign Obligations	—	2,377,943	—	2,377,943
Securities Lending Collateral	—	2,760,979	—	2,760,979
Forward Currency Contracts**	—	1,080,788	—	1,080,788
Swap Agreements**	—	5,980,853	—	5,980,853
TOTAL	—	$286,261,344	—	$286,261,344
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (5.7%)
*	AES Brasil Energia SA	35,406	$81,397
*	Allianca Saude e Participacoes SA	5,000	8,528
	Allied Tecnologia SA	8,800	12,309
	Allos SA	64,484	319,531
	Alupar Investimento SA	25,939	154,606
	Ambev SA, ADR	169,470	444,011
*	Anima Holding SA	75,700	67,076
	Arezzo Industria e Comercio SA	11,427	144,360
	Atacadao SA	82,000	172,295
	Auren Energia SA	49,386	131,382
	B3 SA - Brasil Bolsa Balcao	222,000	586,545
	Banco Bradesco SA	74,530	205,791
	Banco BTG Pactual SA	41,969	305,127
	Banco do Brasil SA	112,187	1,278,249
	Banco Santander Brasil SA	19,400	112,185
	BB Seguridade Participacoes SA	67,673	467,827
	Bemobi Mobile Tech SA	17,969	44,357
*	Blau Farmaceutica SA	12,000	29,550
	Boa Safra Sementes SA	13,300	39,865
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,800	48,778
*	BRF SA	111,609	314,255
	Brisanet Participacoes SA	24,408	15,124
*	C&A Modas SA	36,200	53,338
	Caixa Seguridade Participacoes SA	25,231	71,959
	Camil Alimentos SA	25,900	46,422
	CCR SA	125,280	331,760
	Centrais Eletricas Brasileiras SA	81,289	669,587
	Cia Brasileira de Aluminio	46,442	37,683
*	Cia Brasileira de Distribuicao	40,679	32,104
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	31,000	493,432
	Cia de Saneamento de Minas Gerais Copasa MG	30,000	129,400
	Cia De Sanena Do Parana	91,500	344,561
	Cia Energetica de Minas Gerais	30,549	92,491
	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	100,630
	Cia Siderurgica Nacional SA	108,272	387,466
	Cielo SA	338,564	339,630
*	Clear Sale SA	8,825	5,664
*	CM Hospitalar SA	20,100	40,976
*	Cogna Educacao SA	459,258	270,675
	Companhia Paranaense de Energia	91,029	164,809
*	Construtora Tenda SA	29,560	59,425
	Cosan SA	67,687	249,605
	CPFL Energia SA	13,200	96,607
	Cruzeiro do Sul Educacional SA	40,000	32,133
	CSU Digital SA	7,400	27,766
	Cury Construtora e Incorporadora SA	27,700	103,433
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	65,400	295,161
Ω	Desktop SA	13,700	34,344
	Dexco SA	116,431	181,894
*	Diagnosticos da America SA	39,079	63,496
	Dimed SA Distribuidora da Medicamentos	20,800	52,353
	Direcional Engenharia SA	20,592	90,566
	EcoRodovias Infraestrutura e Logistica SA	47,900	87,690
*	Eletromidia SA	3,500	12,575
*	Embraer SA	160,300	737,049

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Empreendimentos Pague Menos SA	79,446	$50,672
	Enauta Participacoes SA	40,750	155,617
	Energisa SA	26,300	268,659
*	Eneva SA	82,944	213,621
	Engie Brasil Energia SA	19,100	156,442
	Equatorial Energia SA	90,822	649,488
	Eternit SA	16,800	25,500
	Even Construtora e Incorporadora SA	35,200	53,144
	Ez Tec Empreendimentos e Participacoes SA	32,600	101,595
	Fleury SA	40,161	131,886
	Fras-Le SA	14,100	44,454
	Gerdau SA, Sponsored ADR	158,592	670,843
Ω	GPS Participacoes e Empreendimentos SA	50,952	196,634
	Grendene SA	53,500	73,106
	Grupo Casas Bahia SA	17,290	27,535
	Grupo De Moda Soma SA	110,879	177,249
*	Grupo Mateus SA	87,394	121,361
	Grupo SBF SA	27,400	73,057
*	Guararapes Confeccoes SA	24,500	26,061
*Ω	Hapvida Participacoes e Investimentos SA	542,814	425,100
	Helbor Empreendimentos SA	13,200	7,060
*	Hidrovias do Brasil SA	97,853	73,670
	Hypera SA	34,000	217,750
*	Infracommerce CXAAS SA	101,625	32,204
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,300	18,183
*	International Meal Co. Alimentacao SA, Class A	38,000	13,499
	Iochpe Maxion SA	40,900	102,531
	Irani Papel e Embalagem SA	24,000	47,182
*	IRB-Brasil Resseguros SA	22,672	186,521
	Itau Unibanco Holding SA	24,400	137,356
	Jalles Machado SA	50,249	74,952
	JBS SA	79,794	377,356
	JHSF Participacoes SA	92,900	88,880
	JSL SA	19,800	43,641
	Kepler Weber SA	25,500	48,793
	Klabin SA	187,718	806,660
	Lavvi Empreendimentos Imobiliarios SA	16,222	25,376
	Localiza Rent a Car SA	27,092	295,943
	LOG Commercial Properties e Participacoes SA	11,400	47,193
*	Log-in Logistica Intermodal SA	5,900	44,360
	Lojas Quero-Quero SA	54,160	55,861
	Lojas Renner SA	198,779	643,953
Ω	LWSA SA	113,927	125,553
	M Dias Branco SA	11,021	85,198
*	Magazine Luiza SA	414,770	175,807
	Mahle Metal Leve SA	7,834	53,825
	Marcopolo SA	32,400	40,546
	Marfrig Global Foods SA	83,365	158,337
*Ω	Meliuz SA	9,750	14,779
	Melnick Even Desenvolvimento Imobiliario SA	10,200	8,976
	Mills Locacao Servicos e Logistica SA	23,645	62,520
	Minerva SA	53,700	74,246
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	10,736
*	Moura Dubeux Engenharia SA	16,900	40,183
	Movida Participacoes SA	45,243	84,653
*	MPM Corporeos SA	44,400	9,589
*	MRV Engenharia e Participacoes SA	100,876	160,444
*	Multilaser Industrial SA	45,900	18,158
	Multiplan Empreendimentos Imobiliarios SA	38,575	216,918

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Natura & Co. Holding SA	101,882	$329,023
	Neoenergia SA	23,607	97,203
*	Oceanpact Servicos Maritimos SA	19,500	23,615
	Odontoprev SA	51,220	124,887
*	Oncoclinicas do Brasil Servicos Medicos SA	18,129	42,410
*	Orizon Valorizacao de Residuos SA	4,856	34,501
	Pet Center Comercio e Participacoes SA	58,396	38,660
#	Petroleo Brasileiro SA, Sponsored ADR	179,947	3,001,353
	Petroleo Brasileiro SA	395,002	3,361,312
	Petroreconcavo SA	42,239	196,514
	Plano & Plano Desenvolvimento Imobiliario SA	13,800	31,531
	Porto Seguro SA	51,500	277,333
	Portobello SA	12,500	15,693
	Positivo Tecnologia SA	23,400	33,912
	PRIO SA	82,115	728,103
	Qualicorp Consultoria e Corretora de Seguros SA	38,100	16,765
	Raia Drogasil SA	128,561	656,506
Ω	Rede D'Or Sao Luiz SA	14,317	78,456
	Romi SA	12,670	33,757
	Rumo SA	39,589	184,265
	Santos Brasil Participacoes SA	76,649	155,947
	Sao Martinho SA	52,200	297,012
#	Sendas Distribuidora SA, ADR	34,781	483,108
	Sendas Distribuidora SA	74,628	205,760
*Ω	Ser Educacional SA	16,900	21,661
	Serena Energia SA	63,602	123,883
	Simpar SA	87,300	137,618
	SLC Agricola SA	57,282	220,831
	Smartfit Escola de Ginastica e Danca SA	44,334	216,999
	Suzano SA	121,992	1,271,037
	Tegma Gestao Logistica SA	9,000	47,376
	Telefonica Brasil SA	13,463	139,565
	Telefonica Brasil SA, ADR	14,442	149,041
	TIM SA	149,448	523,056
	TOTVS SA	26,715	169,961
	Transmissora Alianca de Energia Eletrica SA	50,800	378,252
	Tres Tentos Agroindustrial SA	23,030	51,225
	Trisul SA	19,800	19,183
	Tupy SA	19,900	106,360
	Ultrapar Participacoes SA	110,926	630,709
	Unifique Telecomunicacoes SA	26,600	20,026
	Unipar Carbocloro SA	5,250	70,998
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	44,427
	Vale SA, Sponsored ADR, Class B	338,252	4,630,670
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,000	78,732
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	66,629	109,874
	Veste SA Estilo	8,110	29,465
	Vibra Energia SA	109,292	523,915
	Vittia Fertilizantes E Biologicos SA	6,896	11,330
	Vivara Participacoes SA	13,400	91,418
	Vulcabras Azaleia SA	23,200	88,129
	WEG SA	62,100	405,360
	Wilson Sons SA	40,000	136,041
	Wiz Co.	25,600	34,413
	YDUQS Participacoes SA	60,484	235,373
*	Zamp SA	77,000	77,398
TOTAL BRAZIL			40,333,200

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (0.6%)
	Aguas Andinas SA, Class A	420,500	$127,609
	Banco de Chile, ADR	13,493	299,814
	Banco de Credito e Inversiones SA	7,193	190,491
	Banco Santander Chile, ADR	2,056	37,584
	Banco Santander Chile	2,896,172	133,814
	Besalco SA	1,195	636
	CAP SA	15,126	109,118
	Cencosud SA	206,682	359,398
	Cencosud Shopping SA	46,296	77,124
	Cia Cervecerias Unidas SA	17,761	107,622
	Cia Cervecerias Unidas SA, Sponsored ADR	4,749	56,561
	Cia Sud Americana de Vapores SA	1,317,088	94,790
	Clinica Las Condes SA	383	7,555
	Colbun SA	1,028,127	145,772
	Embotelladora Andina SA, ADR, Class B	10,073	152,002
	Empresa Nacional de Telecomunicaciones SA	51,030	166,516
	Empresas CMPC SA	182,772	297,717
	Empresas Copec SA	22,694	144,221
	Enel Americas SA	1,403,761	142,257
	Enel Chile SA	2,862,518	171,777
*	Engie Energia Chile SA	82,959	78,479
*	Falabella SA	51,618	122,516
	Forus SA	8,390	14,263
	Grupo Security SA	419,258	125,560
	Instituto de Diagnostico SA	5,352	7,542
	Inversiones Aguas Metropolitanas SA	126,936	99,640
	Inversiones La Construccion SA	9,209	71,878
	Multiexport Foods SA	50,860	12,493
	Parque Arauco SA	80,705	129,127
*	Plaza SA	32,420	44,815
	Ripley Corp. SA	271,846	53,947
	Salfacorp SA	113,001	56,477
	Sigdo Koppers SA	25,113	34,587
	SMU SA	769,573	124,144
	Sociedad Matriz SAAM SA	1,011,061	110,868
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,526	316,619
	SONDA SA	128,534	50,289
	Vina Concha y Toro SA	91,424	97,929
TOTAL CHILE			4,373,551
COLOMBIA — (0.2%)
	Almacenes Exito SA, BDR	33,508	105,575
	BAC Holding International Corp.	65,347	4,279
	Banco de Bogota SA	6,410	52,347
	Bancolombia SA, Sponsored ADR	5,371	168,972
	Bancolombia SA	15,147	127,432
	Celsia SA ESP	42,996	36,603
	Cementos Argos SA	60,623	99,638
	Corp. Financiera Colombiana SA	36,650	155,298
	Ecopetrol SA	144,324	86,543
	Grupo Argos SA	23,358	82,299
	Grupo Energia Bogota SA ESP	93,757	54,776
	Interconexion Electrica SA ESP	21,395	92,635
	Mineros SA	59,641	29,407
TOTAL COLOMBIA			1,095,804
CZECH REPUBLIC — (0.1%)
	CEZ AS	11,698	443,144

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (Continued)
	Komercni Banka AS	7,643	$250,749
Ω	Moneta Money Bank AS	45,673	196,553
	Philip Morris CR AS	55	38,277
TOTAL CZECH REPUBLIC			928,723
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	215,402	254,033
GREECE — (0.6%)
*	Aegean Airlines SA	8,651	114,679
*	Alpha Services & Holdings SA	217,856	387,973
	Athens Water Supply & Sewage Co. SA	5,637	35,039
	Autohellas Tourist & Trading SA	5,291	76,530
	Bank of Greece	4,230	65,223
*	Ellaktor SA	12,998	34,715
	ElvalHalcor SA	14,320	36,900
	Entersoft SA Software Development & Related Services Co.	2,134	14,244
	Epsilon Net SA	4,106	41,267
*	Eurobank Ergasias Services & Holdings SA, Class A	231,409	446,033
	Fourlis Holdings SA	9,989	43,819
	GEK Terna Holding Real Estate Construction SA	11,484	172,831
	Hellenic Exchanges - Athens Stock Exchange SA	5,987	35,398
	Hellenic Telecommunications Organization SA	12,909	179,240
	Helleniq Energy Holdings SA	14,522	116,473
	Holding Co. ADMIE IPTO SA	13,658	32,053
	Ideal Holdings SA	3,197	22,502
	Intracom Holdings SA	14,733	59,563
*	Intracom SA Technical & Steel Constructions	4,919	26,258
	Jumbo SA	11,389	320,483
	Kri-Kri Milk Industry SA	1,320	14,105
*	LAMDA Development SA	14,135	106,684
	Motor Oil Hellas Corinth Refineries SA	13,144	360,094
	Mytilineos SA	7,421	304,702
*	National Bank of Greece SA	52,711	400,766
	OPAP SA	12,588	217,699
*	Piraeus Financial Holdings SA	56,799	230,020
	Piraeus Port Authority SA	1,874	50,567
*	Public Power Corp. SA	14,548	192,505
	Quest Holdings SA	6,828	39,132
	Sarantis SA	3,315	31,441
	Terna Energy SA	4,100	66,541
	Thrace Plastics Holding & Co.	6,640	31,274
	Titan Cement International SA	10,504	268,557
TOTAL GREECE			4,575,310
HUNGARY — (0.3%)
*	4iG Nyrt	8,332	18,642
	Magyar Telekom Telecommunications PLC	62,017	134,406
	MOL Hungarian Oil & Gas PLC	79,390	649,913
*	Opus Global Nyrt	44,295	52,437
	OTP Bank Nyrt	23,163	1,073,274
	Richter Gedeon Nyrt	6,548	176,667
TOTAL HUNGARY			2,105,339
INDIA — (26.4%)
	360 ONE WAM Ltd.	27,224	203,418
*	3i Infotech Ltd.	54,738	40,477
	3M India Ltd.	337	140,194

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	63 Moons Technologies Ltd.	5,294	$27,126
	Aarti Drugs Ltd.	10,788	68,145
	Aarti Industries Ltd.	32,506	257,362
*	Aarti Pharmalabs Ltd.	5,214	33,437
*	Aavas Financiers Ltd.	11,659	207,066
	ABB India Ltd.	2,323	130,508
	ACC Ltd.	7,505	229,903
	Action Construction Equipment Ltd.	6,419	75,579
*	Adani Energy Solutions Ltd.	4,159	53,898
	Adani Enterprises Ltd.	1,184	44,753
*	Adani Green Energy Ltd.	18,423	373,754
	Adani Ports & Special Economic Zone Ltd.	39,043	566,817
*	Adani Power Ltd.	59,432	404,965
	Adani Total Gas Ltd.	11,323	139,097
*	Adani Wilmar Ltd.	5,388	23,076
	ADF Foods Ltd.	6,180	16,006
*	Aditya Birla Capital Ltd.	100,767	207,450
	Advanced Enzyme Technologies Ltd.	10,985	50,270
	Aegis Logistics Ltd.	27,862	126,806
	Aether Industries Ltd.	2,265	24,120
*	Affle India Ltd.	1,032	15,437
	AGI Greenpac Ltd.	6,740	64,930
	Ahluwalia Contracts India Ltd.	5,662	58,286
	AIA Engineering Ltd.	7,328	359,100
	Ajanta Pharma Ltd.	10,051	264,000
	Akzo Nobel India Ltd.	1,600	50,478
	Alembic Ltd.	7,426	8,389
	Alembic Pharmaceuticals Ltd.	12,635	147,216
	Alkem Laboratories Ltd.	3,178	191,183
	Alkyl Amines Chemicals	1,783	51,343
*	Allcargo Gati Ltd.	4,856	7,358
	Allcargo Logistics Ltd.	68,004	66,349
	Allcargo Terminals Ltd.	17,001	14,721
	Amara Raja Energy & Mobility Ltd.	34,765	370,434
*	Amber Enterprises India Ltd.	3,703	193,555
	Ambika Cotton Mills Ltd.	566	11,856
	Ambuja Cements Ltd.	27,088	181,888
	Amrutanjan Health Care Ltd.	1,487	10,398
	Anant Raj Ltd.	32,411	123,826
	Andhra Paper Ltd.	3,141	23,484
	Andhra Sugars Ltd.	11,068	14,815
	Angel One Ltd.	9,025	355,535
	Anup Engineering Limited	1,301	45,660
	Apar Industries Ltd.	3,756	283,344
	Apcotex Industries Ltd.	3,776	21,964
	APL Apollo Tubes Ltd.	20,172	367,694
	Apollo Hospitals Enterprise Ltd.	9,196	699,770
	Apollo Pipes Ltd.	1,408	11,577
	Apollo Tyres Ltd.	112,569	732,176
	Aptech Ltd.	3,213	10,570
	Arman Financial Services Ltd.	970	27,683
	Arvind Fashions Ltd.	14,411	89,992
	Arvind Ltd.	43,513	164,496
	Asahi India Glass Ltd.	13,849	87,447
*	Ashapura Minechem Ltd.	4,659	23,634
	Ashiana Housing Ltd.	5,563	20,621
	Ashok Leyland Ltd.	272,435	577,073
*	Ashoka Buildcon Ltd.	46,132	100,806
*	Asian Granito India Ltd.	16,678	14,246

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Asian Paints Ltd.	24,781	$882,089
	Astec Lifesciences Ltd.	994	11,546
*Ω	Aster DM Healthcare Ltd.	32,764	174,224
	Astra Microwave Products Ltd.	11,415	78,490
	Astral Ltd.	10,503	231,996
	AstraZeneca Pharma India Ltd.	592	46,995
	Atul Auto Ltd.	1,683	11,531
	Atul Ltd.	2,202	170,239
Ω	AU Small Finance Bank Ltd.	17,200	132,057
	AurionPro Solutions Ltd.	1,161	30,871
	Aurobindo Pharma Ltd.	44,239	614,029
	Automotive Axles Ltd.	895	22,136
	Avadh Sugar & Energy Ltd.	3,168	23,760
	Avanti Feeds Ltd.	11,816	74,390
*Ω	Avenue Supermarts Ltd.	5,190	238,224
	Axis Bank Ltd.	279,672	3,594,987
	AXISCADES Technologies Ltd.	1,290	12,441
	Bajaj Auto Ltd.	5,952	550,238
	Bajaj Consumer Care Ltd.	20,761	54,768
	Bajaj Finance Ltd.	17,862	1,479,110
	Bajaj Finserv Ltd.	18,781	367,005
*	Bajaj Hindusthan Sugar Ltd.	244,013	91,364
	Bajaj Holdings & Investment Ltd.	2,572	258,564
	Balaji Amines Ltd.	2,625	76,672
	Balkrishna Industries Ltd.	9,367	277,702
	Balmer Lawrie & Co. Ltd.	14,152	48,468
	Balrampur Chini Mills Ltd.	31,404	149,693
	Banco Products India Ltd.	7,024	60,120
Ω	Bandhan Bank Ltd.	82,487	226,847
	Bank of Baroda	146,774	438,103
	Bank of India	74,780	124,815
	Bank of Maharashtra	216,966	144,176
	Bannari Amman Sugars Ltd.	618	17,945
	BASF India Ltd.	2,382	87,158
	Bata India Ltd.	11,790	210,548
	Bayer CropScience Ltd.	2,810	201,919
	BEML Ltd.	3,175	133,786
	Berger Paints India Ltd.	31,325	213,051
*	BF Utilities Ltd.	3,743	27,131
	Bhansali Engineering Polymers Ltd.	32,238	41,371
	Bharat Bijlee Ltd.	729	46,205
	Bharat Dynamics Ltd.	6,923	142,787
	Bharat Electronics Ltd.	372,598	836,103
	Bharat Forge Ltd.	30,951	459,961
	Bharat Heavy Electricals Ltd.	172,550	474,122
	Bharat Petroleum Corp. Ltd.	71,799	435,091
	Bharat Rasayan Ltd.	202	22,072
*	Bharat Wire Ropes Ltd.	8,821	37,777
	Bharti Airtel Ltd.	253,741	3,582,614
	Birla Corp. Ltd.	5,614	103,366
	Birlasoft Ltd.	40,721	416,737
*	Black Box Ltd.	4,492	15,246
	Bliss Gvs Pharma Ltd.	7,243	9,882
	BLS International Services Ltd.	19,358	98,043
	Blue Dart Express Ltd.	1,168	92,026
	Blue Star Ltd.	19,755	273,610
	Bombay Burmah Trading Co.	8,145	170,904
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,410	47,900
*	Borosil Ltd.	2,575	10,905

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Borosil Renewables Ltd.	3,713	$28,444
	Bosch Ltd.	394	111,641
	Brigade Enterprises Ltd.	21,280	261,687
*	Brightcom Group Ltd.	479,160	117,396
	Britannia Industries Ltd.	9,095	566,087
	BSE Ltd.	9,344	262,593
*	Camlin Fine Sciences Ltd.	20,902	32,514
	Can Fin Homes Ltd.	22,540	210,842
	Canara Bank	61,627	356,939
*	Capacit'e Infraprojects Ltd.	14,881	47,262
	Caplin Point Laboratories Ltd.	4,987	86,568
	Carborundum Universal Ltd.	17,678	239,908
	Care Ratings Ltd.	6,032	74,577
*	Cartrade Tech Ltd.	7,398	65,015
	Carysil Ltd.	3,072	31,779
	Castrol India Ltd.	84,770	200,679
	CCL Products India Ltd.	14,247	115,384
	CE Info Systems Ltd.	2,269	53,766
	Ceat Ltd.	6,855	217,821
*	Central Bank of India Ltd.	149,492	103,456
	Central Depository Services India Ltd.	10,039	214,349
	Century Enka Ltd.	2,562	13,789
	Century Plyboards India Ltd.	11,244	106,298
	Century Textiles & Industries Ltd.	10,720	184,613
	Cera Sanitaryware Ltd.	1,007	100,111
	CESC Ltd.	82,348	141,814
	CG Power & Industrial Solutions Ltd.	73,855	415,102
*	Chalet Hotels Ltd.	6,527	61,380
	Chambal Fertilisers & Chemicals Ltd.	46,650	206,221
	Chennai Petroleum Corp. Ltd.	10,451	107,377
	Choice International Ltd.	1,944	12,639
	Cholamandalam Financial Holdings Ltd.	29,675	420,757
	Cholamandalam Investment & Finance Co. Ltd.	39,258	560,625
	CIE Automotive India Ltd.	33,533	196,056
	Cigniti Technologies Ltd.	4,386	52,967
	Cipla Ltd.	42,148	686,010
	City Union Bank Ltd.	97,825	170,915
	CMS Info Systems Ltd.	15,563	72,085
	Coal India Ltd.	103,328	505,744
Ω	Cochin Shipyard Ltd.	15,298	167,596
*Ω	Coffee Day Enterprises Ltd.	64,838	46,274
	Coforge Ltd.	11,492	863,895
	Colgate-Palmolive India Ltd.	17,172	533,038
	Computer Age Management Services Ltd.	7,592	264,467
	Confidence Petroleum India Ltd.	21,653	22,285
	Container Corp. of India Ltd.	28,378	302,058
	Coromandel International Ltd.	36,000	456,105
	Cosmo First Ltd.	3,474	25,752
*	CreditAccess Grameen Ltd.	19,013	365,276
	CRISIL Ltd.	3,877	191,498
	Crompton Greaves Consumer Electricals Ltd.	104,937	383,203
*	CSB Bank Ltd.	20,769	95,949
	Cummins India Ltd.	11,614	318,666
	Cyient Ltd.	11,385	270,728
*	D B Realty Ltd.	38,436	116,203
	Dabur India Ltd.	33,722	219,347
	Dalmia Bharat Ltd.	8,158	222,676
	Dalmia Bharat Sugar & Industries Ltd.	2,751	13,324
	Datamatics Global Services Ltd.	3,731	31,193

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DB Corp. Ltd.	15,891	$61,094
	DCB Bank Ltd.	65,892	109,679
	DCM Shriram Industries Ltd.	5,521	12,293
	DCM Shriram Ltd.	9,594	119,615
	DCW Ltd.	52,366	43,472
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	20,879	155,643
	Deepak Nitrite Ltd.	13,440	372,472
*	Delhivery Ltd.	16,544	90,523
	Delta Corp. Ltd.	30,113	50,780
*	DEN Networks Ltd.	40,999	30,140
	Dhampur Sugar Mills Ltd.	7,837	25,007
*	Dhani Services Ltd.	66,583	30,800
	Dhanlaxmi Bank Ltd.	50,426	33,505
	Dhanuka Agritech Ltd.	2,606	37,750
	Digidrive Distributors Ltd.	287	213
Ω	Dilip Buildcon Ltd.	9,032	43,538
*	Dish TV India Ltd.	358,515	86,099
*	Dishman Carbogen Amcis Ltd.	13,208	30,747
	Divi's Laboratories Ltd.	8,051	354,675
	Dixon Technologies India Ltd.	6,660	479,852
	DLF Ltd.	37,038	355,050
	Dollar Industries Ltd.	2,778	15,447
Ω	Dr Lal PathLabs Ltd.	6,230	189,107
	Dr Reddy's Laboratories Ltd., ADR	13,350	960,532
	Dr Reddy's Laboratories Ltd.	7,288	535,399
	Dwarikesh Sugar Industries Ltd.	45,532	46,540
	Dynamatic Technologies Ltd.	811	62,705
	eClerx Services Ltd.	6,173	202,366
	Edelweiss Financial Services Ltd.	154,583	130,346
	Eicher Motors Ltd.	11,895	550,884
	EID Parry India Ltd.	24,681	187,332
	EIH Associated Hotels	1,285	10,206
	EIH Ltd.	35,396	140,488
	Elecon Engineering Co. Ltd.	2,250	29,752
	Electrosteel Castings Ltd.	97,469	204,276
	Elgi Equipments Ltd.	29,550	218,344
	Emami Ltd.	34,018	204,578
	eMudhra Ltd.	2,040	11,177
Ω	Endurance Technologies Ltd.	6,723	170,744
	Engineers India Ltd.	70,927	201,797
	Epigral Ltd.	1,888	23,684
	EPL Ltd.	42,195	102,610
Ω	Equitas Small Finance Bank Ltd.	67,604	84,784
*Ω	Eris Lifesciences Ltd.	7,581	83,908
	ESAB India Ltd.	817	54,162
	Escorts Kubota Ltd.	6,003	215,845
	Ethos Ltd.	693	20,900
	Excel Industries Ltd.	960	10,498
	Exide Industries Ltd.	102,260	412,643
	Expleo Solutions Ltd.	798	13,326
*	FDC Ltd.	11,277	56,506
	Federal Bank Ltd.	495,510	878,267
*	Federal-Mogul Goetze India Ltd.	2,297	10,259
	FIEM Industries Ltd.	1,410	40,734
	Filatex India Ltd.	31,384	23,350
	Fine Organic Industries Ltd.	1,323	75,110
	Finolex Cables Ltd.	14,853	195,139
	Finolex Industries Ltd.	47,193	126,245
	Firstsource Solutions Ltd.	87,519	215,350

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Force Motors Ltd.	844	$40,535
	Fortis Healthcare Ltd.	83,734	435,617
*	FSN E-Commerce Ventures Ltd.	29,058	57,367
	Fusion Micro Finance Ltd.	2,403	18,712
	Gabriel India Ltd.	18,367	85,069
	GAIL India Ltd.	403,400	839,877
	Galaxy Surfactants Ltd.	2,621	88,088
	Ganesh Benzoplast Ltd.	5,431	13,066
	Ganesh Housing Corp. Ltd.	2,924	25,881
	Garden Reach Shipbuilders & Engineers Ltd.	7,102	79,431
	Garware Technical Fibres Ltd.	1,795	75,164
	Gateway Distriparks Ltd.	90,219	121,583
*	GE T&D India Ltd.	6,995	57,352
	Genus Power Infrastructures Ltd.	24,860	79,285
	Geojit Financial Services Ltd.	27,101	27,859
	GHCL Ltd.	18,994	133,408
*	GHCL Textiles Ltd.	15,673	15,157
	GIC Housing Finance Ltd.	8,238	25,426
	Gillette India Ltd.	1,396	110,479
	GlaxoSmithKline Pharmaceuticals Ltd.	6,838	184,880
	Glenmark Pharmaceuticals Ltd.	44,003	480,114
	Globus Spirits Ltd.	1,020	9,978
	GMM Pfaudler Ltd.	6,099	113,817
*	GMR Airports Infrastructure Ltd.	296,263	277,692
	GNA Axles Ltd.	4,936	29,028
*	Go Fashion India Ltd.	611	8,143
	Godawari Power & Ispat Ltd.	16,696	153,437
	Godfrey Phillips India Ltd.	4,149	123,775
Ω	Godrej Agrovet Ltd.	7,519	50,362
	Godrej Consumer Products Ltd.	21,552	301,654
*	Godrej Industries Ltd.	15,411	167,061
*	Godrej Properties Ltd.	9,866	280,970
	Gokaldas Exports Ltd.	2,812	31,384
	Goodyear India Ltd.	1,541	25,823
	Granules India Ltd.	38,800	193,338
	Graphite India Ltd.	17,386	113,515
	Grasim Industries Ltd.	18,696	486,322
	Grauer & Weil India Ltd.	9,458	17,770
	Gravita India Ltd.	3,679	41,116
	Great Eastern Shipping Co. Ltd.	33,050	393,177
	Greaves Cotton Ltd.	25,792	50,902
	Greenlam Industries Ltd.	8,159	53,036
	Greenpanel Industries Ltd.	18,363	87,644
	Greenply Industries Ltd.	18,464	54,623
	Grindwell Norton Ltd.	7,272	208,884
	Gufic Biosciences Ltd.	3,909	16,700
	Gujarat Alkalies & Chemicals Ltd.	4,897	46,768
	Gujarat Ambuja Exports Ltd.	18,801	87,889
	Gujarat Fluorochemicals Ltd.	5,074	223,993
	Gujarat Gas Ltd.	19,551	136,405
	Gujarat Industries Power Co. Ltd.	12,026	32,476
	Gujarat Mineral Development Corp. Ltd.	24,183	133,033
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,493	194,251
	Gujarat Pipavav Port Ltd.	64,083	136,440
	Gujarat State Fertilizers & Chemicals Ltd.	54,101	194,504
	Gujarat State Petronet Ltd.	95,249	420,822
	Gulf Oil Lubricants India Ltd.	4,594	44,174
	Happiest Minds Technologies Ltd.	12,386	130,837
*	Hathway Cable & Datacom Ltd.	165,081	47,616

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hatsun Agro Product Ltd.	10,762	$147,682
	Havells India Ltd.	17,926	279,739
	HBL Power Systems Ltd.	30,843	200,425
	HCL Technologies Ltd.	107,173	2,025,903
Ω	HDFC Asset Management Co. Ltd.	11,094	478,903
	HDFC Bank Ltd.	259,802	4,569,154
Ω	HDFC Life Insurance Co. Ltd.	15,914	110,436
*	HealthCare Global Enterprises Ltd.	5,575	24,998
	HEG Ltd.	4,456	94,682
	HeidelbergCement India Ltd.	16,155	45,091
	Heritage Foods Ltd.	14,554	56,352
	Hero MotoCorp Ltd.	21,109	1,174,769
	HFCL Ltd.	165,229	204,775
	HG Infra Engineering Ltd.	3,594	40,424
	Hikal Ltd.	7,828	28,305
	HIL Ltd.	1,452	52,092
	Himadri Speciality Chemical Ltd.	46,780	209,553
*	Himatsingka Seide Ltd.	7,918	15,921
	Hindalco Industries Ltd.	166,488	1,159,717
	Hinduja Global Solutions Ltd.	1,622	19,148
	Hindustan Aeronautics Ltd.	29,025	1,053,699
*	Hindustan Construction Co. Ltd.	202,019	110,856
	Hindustan Copper Ltd.	48,386	168,910
*	Hindustan Oil Exploration Co. Ltd.	8,756	19,705
*	Hindustan Petroleum Corp. Ltd.	55,807	311,950
	Hindustan Unilever Ltd.	26,030	776,286
	Hindware Home Innovation Ltd.	6,860	40,001
	Hitachi Energy India Ltd.	933	66,819
	Hle Glascoat Ltd.	660	4,285
	Honda India Power Products Ltd.	994	29,244
	Honeywell Automation India Ltd.	31	14,467
	Huhtamaki India Ltd.	3,847	14,960
	I G Petrochemicals Ltd.	1,965	11,826
	ICICI Bank Ltd., Sponsored ADR	166,469	4,061,844
	ICICI Bank Ltd.	72,404	893,724
Ω	ICICI Lombard General Insurance Co. Ltd.	18,181	328,835
Ω	ICICI Prudential Life Insurance Co. Ltd.	19,506	118,087
Ω	ICICI Securities Ltd.	13,101	129,259
	ICRA Ltd.	321	21,222
*	IDFC First Bank Ltd.	484,662	490,518
	IDFC Ltd.	299,828	429,752
*	IFB Industries Ltd.	1,544	25,037
	Igarashi Motors India Ltd.	1,653	11,096
	IIFL Finance Ltd.	63,405	475,996
	IIFL Securities Ltd.	41,254	84,408
*	India Cements Ltd.	29,459	92,941
	India Glycols Ltd.	3,592	39,330
	Indiabulls Housing Finance Ltd.	97,695	262,955
*	Indiabulls Real Estate Ltd.	102,694	121,355
	Indian Bank	37,174	222,285
Ω	Indian Energy Exchange Ltd.	89,064	158,441
	Indian Hotels Co. Ltd.	77,748	460,189
	Indian Metals & Ferro Alloys Ltd.	5,110	40,505
	Indian Oil Corp. Ltd.	184,317	327,067
	Indian Railway Catering & Tourism Corp. Ltd.	28,467	335,868
Ω	Indian Railway Finance Corp. Ltd.	304,916	647,951
	Indo Count Industries Ltd.	20,325	67,875
	Indoco Remedies Ltd.	11,727	52,909
	Indraprastha Gas Ltd.	38,407	199,177

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Indus Towers Ltd.	160,971	$431,934
	IndusInd Bank Ltd.	39,002	721,758
	Infibeam Avenues Ltd.	303,903	128,132
	Info Edge India Ltd.	5,682	344,494
#	Infosys Ltd., Sponsored ADR	47,286	939,100
	Infosys Ltd.	324,997	6,463,003
	Ingersoll Rand India Ltd.	1,214	47,682
*	Inox Wind Ltd.	16,746	95,587
	Insecticides India Ltd.	3,433	26,204
	Intellect Design Arena Ltd.	16,137	175,036
*Ω	InterGlobe Aviation Ltd.	9,052	323,211
	IOL Chemicals & Pharmaceuticals Ltd.	8,289	44,390
	ION Exchange India Ltd.	4,505	27,514
	Ipca Laboratories Ltd.	28,393	382,686
	IRB Infrastructure Developers Ltd.	181,040	143,729
Ω	IRCON International Ltd.	51,183	146,928
	ISGEC Heavy Engineering Ltd.	6,385	78,642
*	ISMT Ltd.	10,715	13,590
	ITC Ltd.	323,100	1,718,404
	ITD Cementation India Ltd.	29,338	114,152
*	ITI Ltd.	15,882	65,489
	J Kumar Infraprojects Ltd.	11,772	91,427
*	Jagran Prakashan Ltd.	13,332	16,185
	Jai Corp. Ltd.	16,511	74,295
*	Jaiprakash Associates Ltd.	178,734	47,723
*	Jaiprakash Power Ventures Ltd.	596,972	132,962
	Jammu & Kashmir Bank Ltd.	90,794	146,288
	Jamna Auto Industries Ltd.	59,905	85,428
	JB Chemicals & Pharmaceuticals Ltd.	15,167	306,440
	JBM Auto Ltd.	4,666	107,588
	Jindal Drilling & Industries Ltd.	1,939	17,501
	Jindal Saw Ltd.	39,507	247,779
	Jindal Stainless Ltd.	77,437	536,410
	Jindal Steel & Power Ltd.	73,130	665,389
*	Jio Financial Services Ltd.	204,902	612,394
	JITF Infralogistics Ltd.	2,052	12,743
	JK Cement Ltd.	7,742	407,372
	JK Lakshmi Cement Ltd.	14,617	164,789
	JK Paper Ltd.	23,603	123,667
	JK Tyre & Industries Ltd.	36,885	234,342
	JM Financial Ltd.	105,543	142,441
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	9,961
	JSW Energy Ltd.	80,655	489,866
	JSW Steel Ltd.	86,862	852,503
	JTEKT India Ltd.	15,736	30,624
	Jubilant Foodworks Ltd.	87,619	546,796
	Jubilant Ingrevia Ltd.	16,105	84,863
	Jubilant Pharmova Ltd.	17,092	117,286
*	Just Dial Ltd.	5,521	54,910
	Jyothy Labs Ltd.	27,742	170,169
	Kajaria Ceramics Ltd.	17,105	284,530
	Kalpataru Projects International Ltd.	26,382	253,620
	Kalyani Steels Ltd.	7,935	57,890
	Kansai Nerolac Paints Ltd.	21,527	88,663
	Karnataka Bank Ltd.	73,287	224,991
	Karur Vysya Bank Ltd.	109,534	261,285
	Kaveri Seed Co. Ltd.	5,031	43,788
	KCP Ltd.	20,756	48,982
	KDDL Ltd.	1,077	35,819

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KEC International Ltd.	23,190	$183,378
	KEI Industries Ltd.	11,388	437,030
	Kennametal India Ltd.	1,194	36,257
*	Kesoram Industries Ltd.	54,788	113,167
	Kewal Kiran Clothing Ltd.	3,939	36,476
	Kirloskar Brothers Ltd.	6,645	72,538
	Kirloskar Ferrous Industries Ltd.	13,536	103,918
	Kirloskar Oil Engines Ltd.	22,489	190,643
	Klass Pack Ltd.	1,931	2,529
	KNR Constructions Ltd.	44,029	146,072
	Kolte-Patil Developers Ltd.	5,002	30,798
	Kopran Ltd.	4,253	13,634
	Kotak Mahindra Bank Ltd.	72,441	1,593,257
	Kovai Medical Center & Hospital	1,289	50,179
Ω	KPI Green Energy Ltd.	3,828	83,997
	KPIT Technologies Ltd.	32,893	613,607
	KPR Mill Ltd.	21,338	202,941
	KRBL Ltd.	14,165	61,272
*Ω	Krishna Institute of Medical Sciences Ltd.	2,298	59,630
	Krsnaa Diagnostics Ltd.	935	7,856
	KSB Ltd.	2,359	103,555
	L&T Finance Holdings Ltd.	179,519	374,315
Ω	L&T Technology Services Ltd.	3,114	208,307
	LA Opala RG Ltd.	7,381	32,507
	Lakshmi Machine Works Ltd.	613	100,950
	Larsen & Toubro Ltd.	51,192	2,143,319
Ω	Laurus Labs Ltd.	69,632	319,210
	Laxmi Organic Industries Ltd.	6,294	20,443
*Ω	Lemon Tree Hotels Ltd.	51,887	87,472
	LG Balakrishnan & Bros Ltd.	6,564	101,892
	LIC Housing Finance Ltd.	85,900	647,807
	Linde India Ltd.	1,228	82,395
	LT Foods Ltd.	41,631	98,759
Ω	LTIMindtree Ltd.	10,586	689,738
	Lumax Auto Technologies Ltd.	10,473	49,099
	Lumax Industries Ltd.	289	8,559
	Lupin Ltd.	22,271	402,090
	LUX Industries Ltd.	2,047	30,790
	Mahanagar Gas Ltd.	7,975	142,160
	Maharashtra Scooters Ltd.	629	56,804
	Maharashtra Seamless Ltd.	14,201	180,517
	Mahindra & Mahindra Financial Services Ltd.	128,421	448,110
	Mahindra & Mahindra Ltd.	122,888	2,451,404
*	Mahindra Holidays & Resorts India Ltd.	13,830	67,519
	Mahindra Lifespace Developers Ltd.	15,637	105,384
Ω	Mahindra Logistics Ltd.	11,392	56,483
	Maithan Alloys Ltd.	1,893	24,794
	Man Industries India Ltd.	7,228	38,094
	Man Infraconstruction Ltd.	27,307	78,239
	Manappuram Finance Ltd.	187,456	417,474
	Mangalam Cement Ltd.	1,642	13,104
*	Mangalore Refinery & Petrochemicals Ltd.	34,582	74,017
	Marico Ltd.	60,020	382,450
	Marksans Pharma Ltd.	55,759	104,748
	Maruti Suzuki India Ltd.	6,480	792,762
Ω	MAS Financial Services Ltd.	4,838	58,407
	Mastek Ltd.	4,849	166,892
*	Max Financial Services Ltd.	1,512	16,096
	Max Healthcare Institute Ltd.	41,912	397,782

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mayur Uniquoters Ltd.	4,990	$34,280
	Mazagon Dock Shipbuilders Ltd.	2,480	68,257
*	Medplus Health Services Ltd.	2,198	19,093
	Meghmani Organics Ltd.	23,249	24,468
Ω	Metropolis Healthcare Ltd.	6,588	129,809
	Minda Corp. Ltd.	18,363	91,474
Ω	Mishra Dhatu Nigam Ltd.	10,136	63,024
	MM Forgings Ltd.	2,922	32,384
	MOIL Ltd.	22,059	92,258
	Monte Carlo Fashions Ltd.	2,815	23,487
*	Morepen Laboratories Ltd.	100,720	64,240
	Motherson Sumi Wiring India Ltd.	362,448	285,133
	Motilal Oswal Financial Services Ltd.	12,248	264,208
	Mphasis Ltd.	9,812	305,605
	MPS Ltd.	370	6,537
	MRF Ltd.	231	394,938
	Mrs Bectors Food Specialities Ltd.	5,766	82,495
	MSTC Ltd.	6,543	83,642
	Multi Commodity Exchange of India Ltd.	1,421	58,185
	Muthoot Finance Ltd.	22,659	379,845
	Narayana Hrudayalaya Ltd.	14,638	231,875
	Natco Pharma Ltd.	27,800	289,382
	National Aluminium Co. Ltd.	264,480	477,921
	National Fertilizers Ltd.	25,107	38,191
	Nava Ltd.	26,158	150,113
	Navin Fluorine International Ltd.	4,418	181,063
	Navneet Education Ltd.	25,996	48,208
	NBCC India Ltd.	112,474	176,415
	NCC Ltd.	106,483	275,803
	NCL Industries Ltd.	4,952	14,656
	NELCO Ltd.	2,016	19,262
	NESCO Ltd.	5,696	59,379
	Nestle India Ltd.	30,840	930,646
	Neuland Laboratories Ltd.	2,015	156,641
	Newgen Software Technologies Ltd.	10,306	104,264
	NHPC Ltd.	223,798	245,317
	NIIT Learning Systems Ltd.	15,882	89,048
	NIIT Ltd.	15,882	23,873
	Nilkamal Ltd.	1,454	38,032
Ω	Nippon Life India Asset Management Ltd.	27,968	176,493
	NLC India Ltd.	31,103	97,428
	NMDC Ltd.	169,630	449,417
*††	NMDC Steel Ltd.	42,663	35,723
	NOCIL Ltd.	23,167	75,098
	Novartis India Ltd.	1,627	19,350
	NRB Bearings Ltd.	10,866	44,962
	NTPC Ltd.	273,751	1,048,922
	Nucleus Software Exports Ltd.	2,604	49,592
	Nuvama Wealth Management Ltd.	1,267	54,325
	Oberoi Realty Ltd.	10,471	167,341
	Oil & Natural Gas Corp. Ltd.	204,601	623,737
	Oil India Ltd.	45,152	232,413
	One 97 Communications Ltd.	36,497	333,613
*	OnMobile Global Ltd.	11,261	15,270
	Oracle Financial Services Software Ltd.	5,105	400,738
	Orchid Pharma Ltd.	2,170	22,188
	Orient Cement Ltd.	37,931	129,376
	Orient Electric Ltd.	20,033	50,465
	Orient Green Power Co. Ltd.	56,185	17,576

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Orient Paper & Industries Ltd.	20,996	$14,478
	Oriental Carbon & Chemicals Ltd.	869	9,149
	Oriental Hotels Ltd.	10,009	15,045
*	Orissa Minerals Development Co. Ltd.	311	27,842
	Page Industries Ltd.	706	317,825
	Paisalo Digital Ltd.	93,585	150,049
	Panama Petrochem Ltd.	10,422	45,469
*Ω	Parag Milk Foods Ltd.	10,789	26,536
	Patanjali Foods Ltd.	4,251	81,138
*	Patel Engineering Ltd.	95,981	81,133
*	PC Jeweller Ltd.	40,835	27,200
	PCBL Ltd.	49,255	189,287
	PDS Ltd.	3,181	22,974
*	Pennar Industries Ltd.	18,734	34,717
	Persistent Systems Ltd.	6,386	639,154
	Petronet LNG Ltd.	234,591	759,638
	Pfizer Ltd.	2,170	112,355
*	PG Electroplast Ltd.	941	21,797
	Phoenix Mills Ltd.	18,788	546,985
	PI Industries Ltd.	6,660	270,920
	Pidilite Industries Ltd.	8,272	252,217
	Piramal Enterprises Ltd.	24,222	266,778
*	Piramal Pharma Ltd.	108,186	187,676
	Pitti Engineering Ltd.	3,104	24,669
*Ω	PNB Housing Finance Ltd.	3,342	31,469
	PNC Infratech Ltd.	34,128	187,550
	Pokarna Ltd.	4,005	22,852
	Poly Medicure Ltd.	3,421	59,812
	Polycab India Ltd.	5,990	312,728
	Polyplex Corp. Ltd.	4,164	50,866
	Poonawalla Fincorp Ltd.	44,487	256,202
	Power Finance Corp. Ltd.	320,263	1,713,549
	Power Grid Corp. of India Ltd.	291,759	913,374
	Power Mech Projects Ltd.	1,533	98,669
	Praj Industries Ltd.	25,040	150,296
*	Prakash Industries Ltd.	26,258	65,722
Ω	Prataap Snacks Ltd.	811	12,556
	Precision Wires India Ltd.	22,432	39,825
	Prestige Estates Projects Ltd.	35,404	536,076
*	Pricol Ltd.	18,906	86,974
*	Prince Pipes & Fittings Ltd.	9,023	77,338
*	Prism Johnson Ltd.	23,821	52,230
*	Privi Speciality Chemicals Ltd.	700	10,277
	Procter & Gamble Health Ltd.	1,276	78,526
	Procter & Gamble Hygiene & Health Care Ltd.	994	205,753
	PSP Projects Ltd.	3,427	30,882
	PTC India Financial Services Ltd.	56,427	42,292
	PTC India Ltd.	64,716	187,366
	Punjab National Bank	163,804	225,913
	Puravankara Ltd.	12,185	38,153
*	PVR Inox Ltd.	2,090	36,702
*Ω	Quess Corp. Ltd.	15,707	95,573
	Radico Khaitan Ltd.	9,280	185,385
	Rain Industries Ltd.	64,898	135,743
	Rajesh Exports Ltd.	12,610	55,480
	Rajratan Global Wire Ltd.	1,115	9,096
	Rallis India Ltd.	24,132	76,999
	Ramco Cements Ltd.	21,115	258,287
	Ramco Industries Ltd.	2,424	7,181

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ramco Systems Ltd.	3,049	$12,192
	Ramkrishna Forgings Ltd.	18,657	171,585
*	Ramky Infrastructure Ltd.	4,762	52,901
	Rane Holdings Ltd.	1,643	24,433
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	112,344
	Ratnamani Metals & Tubes Ltd.	6,139	261,652
*	RattanIndia Power Ltd.	441,521	58,403
	Raymond Ltd.	9,178	196,146
Ω	RBL Bank Ltd.	112,081	351,219
	REC Ltd.	218,950	1,314,740
	Redington Ltd.	158,331	342,889
*	Redtape Ltd.	8,586	67,516
	Relaxo Footwears Ltd.	5,149	53,394
	Reliance Industrial Infrastructure Ltd.	2,313	39,180
Ω	Reliance Industries Ltd., GDR	64,287	4,456,772
	Reliance Industries Ltd.	107,831	3,700,477
*	Reliance Infrastructure Ltd.	42,098	116,887
*	Reliance Power Ltd.	628,577	224,907
*	Religare Enterprises Ltd.	13,686	39,279
	Repco Home Finance Ltd.	13,730	67,195
	Rhi Magnesita India Ltd.	10,978	95,140
	Rico Auto Industries Ltd.	29,305	36,088
	RITES Ltd.	12,737	113,978
	Rossari Biotech Ltd.	3,696	35,195
	Route Mobile Ltd.	4,038	77,338
	RPG Life Sciences Ltd.	323	6,256
*	RPSG Ventures Ltd.	2,983	27,225
	RSWM Ltd.	7,090	19,399
	Rupa & Co. Ltd.	6,647	22,197
	Safari Industries India Ltd.	3,662	89,434
	Sagar Cements Ltd.	11,379	36,882
	Samvardhana Motherson International Ltd.	489,153	668,637
	Sandhar Technologies Ltd.	3,947	22,805
	Sangam India Ltd.	2,725	15,595
*	Sanghi Industries Ltd.	12,254	18,989
	Sanghvi Movers Ltd.	6,753	63,120
	Sanofi India Ltd.	1,783	185,538
Ω	Sansera Engineering Ltd.	872	10,707
*	Sapphire Foods India Ltd.	706	12,443
	Sarda Energy & Minerals Ltd.	32,660	98,633
	Saregama India Ltd.	3,870	16,251
	Sasken Technologies Ltd.	1,618	28,425
*	Satin Creditcare Network Ltd.	23,883	74,440
	Savita Oil Technologies Ltd.	5,610	28,065
	SBI Cards & Payment Services Ltd.	31,422	271,874
Ω	SBI Life Insurance Co. Ltd.	28,425	482,294
	Schaeffler India Ltd.	3,708	139,489
*	Schneider Electric Infrastructure Ltd.	14,360	81,418
	SEAMEC Ltd.	737	10,042
*	SEPC Ltd.	159,735	51,320
*	Sequent Scientific Ltd.	21,047	34,845
	Seshasayee Paper & Boards Ltd.	12,371	51,204
Ω	SH Kelkar & Co. Ltd.	11,033	22,304
	Shaily Engineering Plastics Ltd.	2,617	12,385
	Shakti Pumps India Ltd.	1,210	21,545
	Shankara Building Products Ltd.	2,930	27,085
	Shanthi Gears Ltd.	2,894	19,019
	Sharda Cropchem Ltd.	5,564	26,532
	Sharda Motor Industries Ltd.	2,364	38,780

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sheela Foam Ltd.	3,874	$54,719
*	Shilpa Medicare Ltd.	8,771	38,596
††	Shipping Corp. of India Ltd.	74,965	113,865
*	Shoppers Stop Ltd.	7,998	72,905
	Shree Cement Ltd.	726	248,241
*	Shree Renuka Sugars Ltd.	94,954	54,889
	Shriram Finance Ltd.	34,482	1,026,689
	Siemens Ltd.	2,953	147,280
*	SIS Ltd.	8,675	51,315
	Siyaram Silk Mills Ltd.	4,904	31,442
	SJS Enterprises Ltd.	5,902	41,914
	SKF India Ltd.	4,114	233,986
	Skipper Ltd.	4,348	14,251
	Snowman Logistics Ltd.	20,043	17,268
	Sobha Ltd.	10,650	185,891
	Solar Industries India Ltd.	3,455	269,002
*	Solara Active Pharma Sciences Ltd.	3,971	18,429
	Somany Ceramics Ltd.	5,293	45,146
	Sonata Software Ltd.	38,924	359,759
	South Indian Bank Ltd.	435,547	181,907
	SP Apparels Ltd.	1,832	13,801
*	Spandana Sphoorty Financial Ltd.	5,962	75,093
	SRF Ltd.	24,788	691,762
*	Star Cement Ltd.	37,078	83,181
	State Bank of India	66,650	515,673
	State Bank of India, GDR	14,665	1,134,995
	Steel Authority of India Ltd.	219,489	323,979
	Sterlite Technologies Ltd.	54,968	95,722
	Strides Pharma Science Ltd.	16,085	135,881
	Stylam Industries Ltd.	1,126	22,363
	Styrenix Performance Materials Ltd.	1,875	34,436
*	Subex Ltd.	113,271	51,284
	Subros Ltd.	3,200	25,610
	Sudarshan Chemical Industries Ltd.	6,416	40,642
	Sumitomo Chemical India Ltd.	18,481	92,010
	Sun Pharmaceutical Industries Ltd.	53,059	904,129
	Sun TV Network Ltd.	25,696	203,705
	Sundaram Finance Ltd.	10,342	444,021
	Sundaram-Clayton Ltd.	1,504	27,456
	Sundram Fasteners Ltd.	21,416	314,238
*	Sunflag Iron & Steel Co. Ltd.	10,905	31,261
	Sunteck Realty Ltd.	12,551	70,878
	Suprajit Engineering Ltd.	18,151	85,160
	Supreme Industries Ltd.	8,849	443,463
	Supreme Petrochem Ltd.	16,374	118,559
	Supriya Lifescience Ltd.	4,789	17,717
	Surya Roshni Ltd.	12,112	113,992
*	Suven Pharmaceuticals Ltd.	19,904	160,635
*	Suzlon Energy Ltd.	1,095,182	605,579
	Swan Energy Ltd.	3,878	29,938
	Swaraj Engines Ltd.	677	18,308
	Symphony Ltd.	1,691	19,239
Ω	Syngene International Ltd.	37,682	340,856
	Tamil Nadu Newsprint & Papers Ltd.	12,411	47,681
	Tamilnad Mercantile Bank Ltd.	6,770	41,200
	Tanla Platforms Ltd.	13,920	173,198
*	TARC Ltd.	23,244	45,199
	Tata Chemicals Ltd.	32,101	398,577
	Tata Communications Ltd.	15,021	314,361

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Consultancy Services Ltd.	58,989	$2,700,944
	Tata Consumer Products Ltd.	34,149	460,270
	Tata Elxsi Ltd.	4,520	413,561
	Tata Motors Ltd.	221,563	2,359,660
	Tata Power Co. Ltd.	129,891	609,094
	Tata Steel Ltd.	942,537	1,543,398
*	Tata Teleservices Maharashtra Ltd.	43,502	48,564
	TCI Express Ltd.	2,190	36,507
	TD Power Systems Ltd.	18,505	67,087
	Tech Mahindra Ltd.	49,926	797,654
	Techno Electric & Engineering Co. Ltd.	12,817	126,241
	Tega Industries Ltd.	3,397	47,281
*Ω	Tejas Networks Ltd.	10,814	102,414
	Texmaco Rail & Engineering Ltd.	58,399	155,684
	Thermax Ltd.	2,055	78,549
	Thirumalai Chemicals Ltd.	17,168	50,163
	Thomas Cook India Ltd.	23,094	48,044
Ω	Thyrocare Technologies Ltd.	1,222	8,974
	Tide Water Oil Co. India Ltd.	2,129	41,747
	Tilaknagar Industries Ltd.	19,866	58,478
	Time Technoplast Ltd.	38,252	80,085
	Timken India Ltd.	4,757	194,895
	Titagarh Rail System Ltd.	10,409	137,854
	Titan Co. Ltd.	26,418	1,175,511
	Torrent Pharmaceuticals Ltd.	13,643	412,307
	Torrent Power Ltd.	20,839	261,532
	Tourism Finance Corp. of India Ltd.	11,644	25,538
	Transformers & Rectifiers India Ltd.	9,683	40,691
*	TransIndia Real Estate Ltd.	17,001	11,425
	Transport Corp. of India Ltd.	6,236	70,434
	Trent Ltd.	14,566	541,882
	Trident Ltd.	323,526	185,102
	Triveni Engineering & Industries Ltd.	18,708	77,031
*	Triveni Turbine Ltd.	21,018	95,321
	TTK Prestige Ltd.	5,286	49,564
	Tube Investments of India Ltd.	13,344	627,534
	TV Today Network Ltd.	4,752	14,203
*	TV18 Broadcast Ltd.	22,382	16,985
	TVS Holdings Ltd.	1,504	145,243
	TVS Motor Co. Ltd.	23,396	562,352
	TVS Srichakra Ltd.	949	50,563
	Uflex Ltd.	9,118	51,044
*	Ugro Capital Ltd.	8,205	27,982
	Ujjivan Financial Services Ltd.	5,099	35,034
Ω	Ujjivan Small Finance Bank Ltd.	188,236	125,833
	UltraTech Cement Ltd.	6,671	813,883
*	Unichem Laboratories Ltd.	8,574	48,645
	Union Bank of India Ltd.	236,492	397,847
	United Breweries Ltd.	3,747	81,593
	United Spirits Ltd.	27,290	356,735
	UNO Minda Ltd.	40,608	336,848
	UPL Ltd.	82,407	533,803
	Usha Martin Ltd.	31,694	142,906
	UTI Asset Management Co. Ltd.	11,111	124,613
	V2 Retail Ltd.	4,800	20,066
*	VA Tech Wabag Ltd.	13,161	106,775
	Vaibhav Global Ltd.	8,067	48,383
	Vardhman Textiles Ltd.	29,055	150,037
*Ω	Varroc Engineering Ltd.	10,620	71,168

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Varun Beverages Ltd.	47,314	$727,380
	Vedanta Ltd.	115,393	382,864
	Venky's India Ltd.	1,664	39,479
	Vesuvius India Ltd.	1,583	67,503
	V-Guard Industries Ltd.	32,201	113,651
	Vimta Labs Ltd.	2,204	12,131
	Vinati Organics Ltd.	3,323	69,281
	Vindhya Telelinks Ltd.	1,703	50,375
	VIP Industries Ltd.	9,802	63,123
	VL E-Governance & IT Solutions Ltd.	12,405	10,711
*	V-Mart Retail Ltd.	2,185	57,413
*	Vodafone Idea Ltd.	1,081,836	185,815
	Voltamp Transformers Ltd.	1,139	110,761
	Voltas Ltd.	17,335	227,245
	VRL Logistics Ltd.	6,612	59,181
	VST Industries Ltd.	919	40,892
	VST Tillers Tractors Ltd.	669	26,849
	Welspun Corp. Ltd.	22,864	161,874
	Welspun Enterprises Ltd.	14,801	63,357
	Welspun Living Ltd.	68,794	136,119
	West Coast Paper Mills Ltd.	14,157	133,095
	Westlife Foodworld Ltd.	11,676	117,948
	Whirlpool of India Ltd.	3,231	52,374
	Wipro Ltd.	106,232	606,127
*	Wockhardt Ltd.	14,037	77,120
	Wonderla Holidays Ltd.	3,882	41,236
*	Yes Bank Ltd.	1,263,455	366,172
*	Zee Entertainment Enterprises Ltd.	208,780	437,377
*	Zee Media Corp. Ltd.	82,632	14,689
	Zensar Technologies Ltd.	34,156	237,102
	ZF Commercial Vehicle Control Systems India Ltd.	56	10,795
*	Zomato Ltd.	234,045	392,241
	Zydus Lifesciences Ltd.	26,779	245,134
	Zydus Wellnes Ltd.	3,658	71,091
TOTAL INDIA			187,675,487
INDONESIA — (2.4%)
	ABM Investama Tbk. PT	47,100	10,170
	Ace Hardware Indonesia Tbk. PT	1,481,400	79,752
	Adaro Energy Indonesia Tbk. PT	2,751,700	417,232
*	Adaro Minerals Indonesia Tbk. PT	1,079,300	100,747
*	Adi Sarana Armada Tbk. PT	594,400	27,330
	AKR Corporindo Tbk. PT	2,502,800	256,825
*	Alam Sutera Realty Tbk. PT	3,039,900	31,233
	Aneka Tambang Tbk. PT	1,615,300	158,482
	Arwana Citramulia Tbk. PT	1,282,000	55,645
	Ashmore Asset Management Indonesia Tbk. PT	149,400	9,480
	Astra Agro Lestari Tbk. PT	69,900	30,581
	Astra International Tbk. PT	2,500,000	810,101
	Astra Otoparts Tbk. PT	250,300	35,497
	Avia Avian Tbk. PT	800,700	29,426
*	Bank Amar Indonesia Tbk. PT	830,585	14,726
	Bank BTPN Syariah Tbk. PT	595,700	59,966
*	Bank Bukopin Tbk. PT	6,045,077	29,472
	Bank Central Asia Tbk. PT	3,191,500	1,930,942
*	Bank Jago Tbk. PT	507,800	102,907
	Bank Mandiri Persero Tbk. PT	3,999,500	1,683,851
*	Bank Mayapada International Tbk. PT	1,834,728	21,177
	Bank Maybank Indonesia Tbk. PT	1,456,300	22,319

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank MNC Internasional Tbk. PT	2,771,900	$10,209
	Bank Negara Indonesia Persero Tbk. PT	874,000	317,975
*	Bank Neo Commerce Tbk. PT	1,495,300	30,946
	Bank OCBC Nisp Tbk. PT	817,200	64,466
*	Bank Pan Indonesia Tbk. PT	834,500	58,102
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	77,739
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,107,200	45,583
	Bank Rakyat Indonesia Persero Tbk. PT	4,429,700	1,595,734
	Bank Syariah Indonesia Tbk. PT	1,994,449	294,092
	Bank Tabungan Negara Persero Tbk. PT	1,203,812	99,481
	Barito Pacific Tbk. PT	965,892	64,793
	BFI Finance Indonesia Tbk. PT	2,228,900	171,564
	BISI International Tbk. PT	429,800	41,655
	Blue Bird Tbk. PT	206,500	22,262
*	Buana Lintas Lautan Tbk. PT	2,303,800	23,371
*	Bukalapak.com Tbk. PT	9,584,600	116,352
	Bukit Asam Tbk. PT	1,309,000	216,632
*	Bumi Resources Minerals Tbk. PT	11,595,600	113,880
*	Bumi Resources Tbk. PT	12,131,300	69,776
*	Bumi Serpong Damai Tbk. PT	1,851,600	121,475
*	Capital Financial Indonesia Tbk. PT	800,300	37,591
*	Cemindo Gemilang PT	358,600	25,452
	Charoen Pokphand Indonesia Tbk. PT	575,800	163,424
Ω	Cikarang Listrindo Tbk. PT	286,600	12,813
	Ciputra Development Tbk. PT	2,124,100	168,587
	Cisarua Mountain Dairy Tbk. PT	96,600	25,685
	Clipan Finance Indonesia Tbk. PT	328,000	10,024
	Dayamitra Telekomunikasi PT	1,211,600	52,184
	Delta Dunia Makmur Tbk. PT	1,889,200	45,432
	Dharma Satya Nusantara Tbk. PT	824,300	26,603
	Elang Mahkota Teknologi Tbk. PT	1,999,100	58,675
	Elnusa Tbk. PT	655,800	16,676
	Erajaya Swasembada Tbk. PT	2,821,100	73,174
*	Gajah Tunggal Tbk. PT	340,200	23,399
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	59,290
*	GoTo Gojek Tokopedia Tbk. PT	4,636,900	25,722
	Gudang Garam Tbk. PT	68,100	84,939
*	Harum Energy Tbk. PT	864,800	64,264
	Hexindo Adiperkasa Tbk. PT	58,700	21,382
	Impack Pratama Industri Tbk. PT	2,577,700	64,032
	Indah Kiat Pulp & Paper Tbk. PT	441,200	218,554
	Indika Energy Tbk. PT	786,100	68,668
	Indo Tambangraya Megah Tbk. PT	139,200	238,497
	Indocement Tunggal Prakarsa Tbk. PT	121,800	69,549
	Indofood CBP Sukses Makmur Tbk. PT	150,000	111,767
	Indofood Sukses Makmur Tbk. PT	738,700	298,478
	Indomobil Sukses Internasional Tbk. PT	326,900	28,793
	Indosat Tbk. PT	156,800	95,124
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,569,700	50,730
*	Intiland Development Tbk. PT	1,804,100	21,903
	Japfa Comfeed Indonesia Tbk. PT	1,351,000	90,772
	Jasa Marga Persero Tbk. PT	362,600	114,782
	Kalbe Farma Tbk. PT	1,635,400	156,513
*	Kapuas Prima Coal Tbk. PT	2,482,800	7,867
*	Kawasan Industri Jababeka Tbk. PT	1,924,500	15,001
*	Krakatau Steel Persero Tbk. PT	764,300	6,834
*	Lippo Karawaci Tbk. PT	5,253,300	26,624
*	M Cash Integrasi PT	13,600	3,306
	Map Aktif Adiperkasa PT	1,938,000	119,031

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Matahari Department Store Tbk. PT	220,800	$29,518
	Mayora Indah Tbk. PT	650,700	96,794
*	MD Pictures Tbk. PT	300,000	114,275
	Medco Energi Internasional Tbk. PT	2,050,500	158,117
	Media Nusantara Citra Tbk. PT	2,088,700	47,328
	Medikaloka Hermina Tbk. PT	1,067,900	88,272
*	Mega Manunggal Property Tbk. PT	134,200	2,688
*	Merdeka Copper Gold Tbk. PT	610,742	104,380
*	Metro Healthcare Indonesia Tbk. PT	1,802,700	18,731
	Metrodata Electronics Tbk. PT	1,584,300	52,158
	Metropolitan Kentjana Tbk. PT	9,800	17,236
	Mitra Adiperkasa Tbk. PT	1,537,600	190,445
	Mitra Keluarga Karyasehat Tbk. PT	557,400	95,081
	Mitra Pinasthika Mustika Tbk. PT	391,100	25,039
*	MNC Digital Entertainment Tbk. PT	197,200	37,373
*	MNC Land Tbk. PT	7,912,200	31,044
	Mulia Industrindo Tbk. PT	437,000	11,627
	Pabrik Kertas Tjiwi Kimia Tbk. PT	295,900	117,174
*	Pacific Strategic Financial Tbk. PT	512,800	40,116
	Pakuwon Jati Tbk. PT	4,626,700	123,124
*	Panin Financial Tbk. PT	3,083,600	50,416
*	Paninvest Tbk. PT	361,900	19,497
	Pantai Indah Kapuk Dua Tbk. PT	83,300	25,568
	Perusahaan Gas Negara Tbk. PT	1,734,400	127,863
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	736,200	39,386
*	PP Persero Tbk. PT	545,000	14,220
	Prodia Widyahusada Tbk. PT	92,100	29,515
	Puradelta Lestari Tbk. PT	1,689,800	17,224
	Ramayana Lestari Sentosa Tbk. PT	393,000	12,144
	Resource Alam Indonesia Tbk. PT	364,879	8,417
	Salim Ivomas Pratama Tbk. PT	483,600	11,218
	Samator Indo Gas Tbk. PT	65,000	6,325
	Samudera Indonesia Tbk. PT	2,328,000	50,735
*	Sarana Meditama Metropolitan Tbk. PT	494,600	9,651
	Sarana Menara Nusantara Tbk. PT	3,618,100	203,517
	Sariguna Primatirta Tbk. PT	407,000	17,258
	Sawit Sumbermas Sarana Tbk. PT	860,100	64,835
	Selamat Sempurna Tbk. PT	577,600	73,995
	Semen Indonesia Persero Tbk. PT	367,754	144,431
	Siloam International Hospitals Tbk. PT	599,400	84,267
	Sumber Alfaria Trijaya Tbk. PT	1,661,200	278,806
	Summarecon Agung Tbk. PT	2,898,800	102,886
	Surya Citra Media Tbk. PT	4,845,200	47,197
	Surya Esa Perkasa Tbk. PT	1,736,700	54,166
*	Surya Semesta Internusa Tbk. PT	786,800	20,396
	Telkom Indonesia Persero Tbk. PT	2,937,900	736,904
	Temas Tbk. PT	2,160,000	22,620
	Tempo Scan Pacific Tbk. PT	134,700	17,663
	Tower Bersama Infrastructure Tbk. PT	282,500	34,930
	Transcoal Pacific Tbk. PT	132,800	61,859
	Triputra Agro Persada PT	2,304,600	81,760
	Tunas Baru Lampung Tbk. PT	875,957	36,829
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	505,300	54,408
	Unilever Indonesia Tbk. PT	730,400	143,396
	United Tractors Tbk. PT	308,100	447,548
	Vale Indonesia Tbk. PT	230,700	56,573
*††	Waskita Beton Precast Tbk. PT	1,218,000	3,856
*††	Waskita Karya Persero Tbk. PT	2,217,700	10,681
*	Wijaya Karya Persero Tbk. PT	411,800	6,263

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Wintermar Offshore Marine Tbk. PT	317,900	$7,587
	XL Axiata Tbk. PT	2,153,904	316,374
TOTAL INDONESIA			17,229,793
KUWAIT — (0.8%)
	A'ayan Leasing & Investment Co. KSCP	198,010	122,348
*	Agility Public Warehousing Co. KSC	75,006	141,475
	Ahli United Bank KSCP	7,172	6,694
	Al Ahli Bank of Kuwait KSCP	104,585	85,709
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	54,843	36,205
	Al-Eid Food KSC	10,842	6,911
	Ali Alghanim Sons Automotive Co. KSCC	19,957	76,064
*	Alimtiaz Investment Group KSC	251,943	45,718
*	Arabi Group Holding KSC	26,587	50,234
	Arzan Financial Group for Financing & Investment KPSC	153,386	112,732
*	Asiya Capital Investments Co. KSCP	132,737	20,504
	Boubyan Bank KSCP	21,377	42,684
	Boubyan Petrochemicals Co. KSCP	44,478	86,063
	Boursa Kuwait Securities Co. KPSC	17,930	118,367
	Burgan Bank SAK	60,995	38,085
	Combined Group Contracting Co. SAK	30,659	43,471
	Commercial Facilities Co. SAKP	100,111	54,695
	Commercial Real Estate Co. KSC	188,801	65,083
	Gulf Bank KSCP	229,445	216,387
	Gulf Cables & Electrical Industries Group Co. KSCP	23,161	108,461
	Heavy Engineering & Ship Building Co. KSCP, Class B	35,728	98,528
	Humansoft Holding Co. KSC	18,333	204,674
	Integrated Holding Co. KCSC	56,031	97,485
	Jazeera Airways Co. KSCP	15,818	58,591
	Kuwait Finance House KSCP	399,624	1,003,284
	Kuwait Insurance Co. SAK	11,843	19,064
	Kuwait International Bank KSCP	167,026	87,994
	Kuwait Real Estate Co. KSC	128,676	100,430
	Kuwait Telecommunications Co.	50,309	96,528
	Mabanee Co. KPSC	54,991	137,701
	Mezzan Holding Co. KSCC	34,163	68,326
	Mobile Telecommunications Co. KSCP	339,581	580,877
	National Bank of Kuwait SAKP	308,860	984,334
	National Consumer Holding Co. SAK	21,000	7,889
	National Industries Group Holding SAK	196,790	152,952
	National Investments Co. KSCP	153,329	135,129
	Salhia Real Estate Co. KSCP	58,247	83,156
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	53,336	29,487
*	Sultan Center Food Products Co. KSC	27,711	9,372
	Warba Bank KSCP	257,897	158,512
TOTAL KUWAIT			5,592,203
MALAYSIA — (2.0%)
	Able Global Bhd.	53,300	16,631
	Aeon Co. M Bhd.	147,200	35,099
	AEON Credit Service M Bhd.	62,400	77,774
#	AFFIN Bank Bhd.	177,806	98,807
	Ajinomoto Malaysia Bhd.	4,900	16,972
	Alliance Bank Malaysia Bhd.	246,000	178,312
	Allianz Malaysia Bhd.	13,900	56,208
	AME Elite Consortium Bhd.	43,000	16,294
	AMMB Holdings Bhd.	290,800	260,354
	Ancom Nylex Bhd.	98,400	22,650

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Apex Healthcare Bhd.	19,500	$11,748
#	Astro Malaysia Holdings Bhd.	154,300	11,724
	Axiata Group Bhd.	367,800	211,913
#	Bank Islam Malaysia Bhd.	164,000	77,566
	Batu Kawan Bhd.	17,800	76,360
*	Berjaya Corp. Bhd.	706,702	46,187
	Berjaya Food Bhd.	96,253	10,968
#*	Bermaz Auto Bhd.	197,300	101,779
#	British American Tobacco Malaysia Bhd.	27,500	52,761
#*	Bumi Armada Bhd.	815,800	96,163
	Bursa Malaysia Bhd.	114,900	182,081
*	CAB Cakaran Corp. Bhd.	62,400	9,603
	Cahya Mata Sarawak Bhd.	170,800	37,811
	Carlsberg Brewery Malaysia Bhd., Class B	24,700	100,549
	CELCOMDIGI Bhd.	201,900	180,875
	CIMB Group Holdings Bhd.	532,412	701,263
*	Coastal Contracts Bhd.	48,000	16,927
	CTOS Digital Bhd.	82,600	24,572
*	D&O Green Technologies Bhd.	111,000	79,614
#*	Dagang NeXchange Bhd.	563,800	40,263
#	Datasonic Group Bhd.	240,800	22,338
	Dayang Enterprise Holdings Bhd.	142,800	61,605
#	Dialog Group Bhd.	171,100	66,171
#	DRB-Hicom Bhd.	256,800	72,940
#	Duopharma Biotech Bhd.	97,044	25,838
	Eco World Development Group Bhd.	184,900	51,471
*	Ekovest Bhd.	448,600	52,352
	Farm Fresh Bhd.	141,300	42,766
#	FGV Holdings Bhd.	92,800	28,062
	Formosa Prosonic Industries Bhd.	33,000	20,477
	Fraser & Neave Holdings Bhd.	17,700	103,555
	Frontken Corp. Bhd.	214,800	156,543
	Gamuda Bhd.	154,284	164,635
	Gas Malaysia Bhd.	45,200	31,223
*	Genetec Technology Bhd.	83,600	33,466
	Genting Bhd.	138,000	137,477
	Genting Malaysia Bhd.	211,500	120,509
	Genting Plantations Bhd.	66,000	88,933
#	Globetronics Technology Bhd.	52,400	16,463
*	Greatech Technology Bhd.	49,700	47,864
	Guan Chong Bhd.	59,400	20,819
	HAP Seng Consolidated Bhd.	41,500	40,940
	Hap Seng Plantations Holdings Bhd.	78,500	30,348
#*	Hartalega Holdings Bhd.	173,400	100,359
	Heineken Malaysia Bhd.	19,600	99,850
#*	Hengyuan Refining Co. Bhd.	37,400	24,400
	Hextar Global Bhd.	236,600	47,136
	Hiap Teck Venture Bhd.	329,500	26,341
	Hibiscus Petroleum Bhd.	188,300	105,250
	Hong Leong Bank Bhd.	17,300	70,210
	Hong Leong Financial Group Bhd.	16,300	56,577
	Hong Leong Industries Bhd.	10,000	19,545
	IHH Healthcare Bhd.	132,900	171,467
	IJM Corp. Bhd.	381,900	180,324
	Inari Amertron Bhd.	254,500	170,371
#	IOI Corp. Bhd.	204,200	172,171
#	IOI Properties Group Bhd.	211,600	96,554
*	JAKS Resources Bhd.	248,000	9,700
	Jaya Tiasa Holdings Bhd.	80,700	19,424

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kelington Group Bhd.	69,200	$32,079
	Kenanga Investment Bank Bhd.	111,800	25,448
	Kerjaya Prospek Group Bhd.	76,800	27,932
	Kim Loong Resources Bhd.	27,400	11,789
	Kossan Rubber Industries Bhd.	306,600	132,744
	KPJ Healthcare Bhd.	381,500	129,806
	Kuala Lumpur Kepong Bhd.	49,100	230,258
	Lagenda Properties Bhd.	49,100	15,139
	LBS Bina Group Bhd.	84,900	11,359
	Leong Hup International Bhd.	158,500	18,583
	Lii Hen Industries Bhd.	47,900	9,620
*Ω	Lotte Chemical Titan Holding Bhd.	122,400	31,033
	LPI Capital Bhd.	41,600	108,954
#	Magnum Bhd.	186,600	43,407
#	Mah Sing Group Bhd.	278,300	55,128
#	Malakoff Corp. Bhd.	245,900	34,244
	Malayan Banking Bhd.	262,900	514,232
	Malayan Flour Mills Bhd.	89,300	12,065
	Malaysia Airports Holdings Bhd.	99,010	160,999
	Malaysia Building Society Bhd.	612,400	94,882
	Malaysia Smelting Corp. Bhd.	63,100	27,228
	Malaysian Pacific Industries Bhd.	18,300	104,251
	Malaysian Resources Corp. Bhd.	536,400	73,447
	Matrix Concepts Holdings Bhd.	216,150	80,372
#	Maxis Bhd.	148,400	119,119
#	MBM Resources Bhd.	29,000	26,732
	Mega First Corp. Bhd.	122,900	101,567
	Mi Technovation Bhd.	31,700	13,303
	MISC Bhd.	63,900	99,187
	MKH Bhd.	32,700	10,217
	MNRB Holdings Bhd.	87,000	25,008
Ω	MR DIY Group M Bhd.	348,500	101,682
*	Muhibbah Engineering M Bhd.	69,150	11,671
	My EG Services Bhd.	844,363	138,941
	Nestle Malaysia Bhd.	5,900	148,983
*	Nylex Malaysia Bhd.	1,640	69
	Oriental Holdings Bhd.	45,800	61,911
	OSK Holdings Bhd.	140,700	45,263
#	Padini Holdings Bhd.	77,600	58,236
	Pantech Group Holdings Bhd.	133,700	27,534
	Pentamaster Corp. Bhd.	76,400	65,054
	Perak Transit Bhd.	128,600	32,056
	Petron Malaysia Refining & Marketing Bhd.	9,400	9,086
#	Petronas Chemicals Group Bhd.	198,300	283,432
	Petronas Dagangan Bhd.	28,000	126,212
	Petronas Gas Bhd.	29,300	109,826
	PIE Industrial Bhd.	23,800	16,098
	PPB Group Bhd.	42,500	129,757
	Press Metal Aluminium Holdings Bhd.	216,500	216,682
	Public Bank Bhd.	870,800	807,246
	QL Resources Bhd.	120,700	148,745
	Ranhill Utilities Bhd.	113,600	27,084
*	Rapid Synergy Bhd.	300	79
	RCE Capital Bhd.	48,600	32,634
	RHB Bank Bhd.	203,539	240,786
	Sam Engineering & Equipment M Bhd.	16,000	11,961
	Sarawak Oil Palms Bhd.	85,000	49,549
	Scientex Bhd.	145,600	123,181
	SFP Tech Holdings Bhd.	55,100	10,255

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Sime Darby Bhd.	354,200	$181,735
#	Sime Darby Plantation Bhd.	259,400	241,900
	Sime Darby Property Bhd.	603,500	98,014
#	SKP Resources Bhd.	215,200	30,713
*	Solarvest Holdings Bhd.	59,800	18,053
	SP Setia Bhd. Group	442,500	83,912
#	Sports Toto Bhd.	160,262	50,446
#	Sunway Bhd.	223,200	126,286
	Sunway Construction Group Bhd.	48,800	23,216
	Supermax Corp. Bhd.	329,800	65,120
	Syarikat Takaful Malaysia Keluarga Bhd.	80,500	64,479
#	Ta Ann Holdings Bhd.	52,100	40,673
	Taliworks Corp. Bhd.	101,500	18,424
	Telekom Malaysia Bhd.	70,246	87,792
#	Tenaga Nasional Bhd.	99,400	225,210
	Thong Guan Industries Bhd.	57,200	23,081
#	TIME dotCom Bhd.	123,000	142,816
#*	Top Glove Corp. Bhd.	992,700	194,895
#*	Tropicana Corp. Bhd.	139,700	37,176
#	TSH Resources Bhd.	183,900	39,625
	Uchi Technologies Bhd.	45,800	37,558
#	UEM Sunrise Bhd.	233,700	50,628
	Unisem M Bhd.	114,600	77,569
#	United Plantations Bhd.	23,000	96,124
#	UOA Development Bhd.	32,600	12,466
*	UWC Bhd.	39,900	26,645
*	Velesto Energy Bhd.	797,000	43,632
	ViTrox Corp. Bhd.	40,200	58,877
	VS Industry Bhd.	552,600	84,078
*	Wasco Bhd.	97,700	25,796
#	WCT Holdings Bhd.	117,700	13,506
	Wellcall Holdings Bhd.	44,800	16,356
	Westports Holdings Bhd.	50,900	40,887
*	Widad Group Bhd.	578,400	16,522
	Yinson Holdings Bhd.	217,140	117,978
*	YNH Property Bhd.	30,300	4,230
	YTL Corp. Bhd.	479,300	236,302
#	YTL Power International Bhd.	166,500	144,115
TOTAL MALAYSIA			13,967,282
MEXICO — (3.1%)
#	Alpek SAB de CV	103,368	69,246
*	Alsea SAB de CV	100,513	394,367
#	America Movil SAB de CV, ADR	79,769	1,439,830
	America Movil SAB de CV, Class B	1,099,652	992,220
	Arca Continental SAB de CV	28,469	323,668
*	Axtel SAB de CV	59,792	2,321
Ω	Banco del Bajio SA	231,260	882,635
#	Becle SAB de CV	33,851	63,055
	Bolsa Mexicana de Valores SAB de CV	86,941	176,696
*	Cemex SAB de CV	48,500	40,211
*	Cemex SAB de CV, Sponsored ADR	87,921	727,986
	Cia Minera Autlan SAB de CV, Class B	74,569	44,408
#	Coca-Cola Femsa SAB de CV	39,965	379,832
	Consorcio ARA SAB de CV	105,588	23,189
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	140,995	112,311
	Corp. Inmobiliaria Vesta SAB de CV	118,492	450,244
	El Puerto de Liverpool SAB de CV, Class C1	27,734	194,540
	Fomento Economico Mexicano SAB de CV	79,731	1,079,680

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	GCC SAB de CV	40,866	$474,536
	Genomma Lab Internacional SAB de CV, Class B	196,930	161,215
#	Gentera SAB de CV	283,148	384,462
	Gruma SAB de CV, Class B	25,633	479,553
	Grupo Aeroportuario del Centro Norte SAB de CV	51,797	473,415
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,561	711,014
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,441	22,438
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,368	399,921
	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,811	110,930
	Grupo Bimbo SAB de CV, Class A	110,567	502,744
#	Grupo Carso SAB de CV	43,282	405,322
	Grupo Comercial Chedraui SA de CV	40,434	273,522
	Grupo Elektra SAB de CV	1,861	124,766
	Grupo Financiero Banorte SAB de CV, Class O	236,960	2,409,457
*	Grupo Financiero Inbursa SAB de CV, Class O	129,809	383,737
	Grupo Herdez SAB de CV	28,850	75,798
	Grupo Industrial Saltillo SAB de CV	47,090	70,150
	Grupo Mexico SAB de CV, Class B	323,500	1,667,543
#	Grupo Rotoplas SAB de CV	44,215	71,313
#	Grupo Televisa SAB, Sponsored ADR	25,711	77,390
	Grupo Televisa SAB	262,795	158,030
*Ω	Grupo Traxion SAB de CV	66,398	121,558
*	Hoteles City Express SAB de CV	68,246	21,689
*	Industrias Penoles SAB de CV	19,152	251,536
	Kimberly-Clark de Mexico SAB de CV, Class A	164,011	372,399
#	La Comer SAB de CV	104,619	244,596
	Megacable Holdings SAB de CV	218,174	557,747
*Ω	Nemak SAB de CV	609,638	149,120
	Operadora De Sites Mexicanos SAB de CV, Class A	49,950	54,270
	Orbia Advance Corp. SAB de CV	293,771	584,760
	Promotora y Operadora de Infraestructura SAB de CV	41,894	412,331
	Qualitas Controladora SAB de CV	19,995	221,517
	Regional SAB de CV	53,894	498,781
#*	Sitios Latinoamerica SAB de CV	151,905	56,662
*	Vista Energy SAB de CV, ADR	14,088	461,523
	Wal-Mart de Mexico SAB de CV	225,622	931,904
TOTAL MEXICO			21,774,088
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	1,995	10,234
	Credicorp Ltd.	2,121	314,820
	Intercorp Financial Services, Inc.	2,212	51,872
TOTAL PERU			376,926
PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	186,300	29,398
	Aboitiz Equity Ventures, Inc.	97,600	84,015
	Aboitiz Power Corp.	103,200	69,645
	ACEN Corp.	984,987	74,247
	Alliance Global Group, Inc.	458,700	92,477
	Apex Mining Co., Inc.	586,000	30,237
*	Atlas Consolidated Mining & Development Corp.	193,200	11,488
	Ayala Corp.	14,660	176,641
	Ayala Land, Inc.	123,400	74,571
*	AyalaLand Logistics Holdings Corp.	199,500	6,066
	Bank of the Philippine Islands	163,211	319,824
	BDO Unibank, Inc.	185,876	478,498
*	Bloomberry Resorts Corp.	800,800	159,224

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Cebu Air, Inc.	26,100	$15,163
	Century Pacific Food, Inc.	205,100	119,897
	China Banking Corp.	59,500	33,412
*	Converge Information & Communications Technology Solutions, Inc.	593,900	97,722
	Cosco Capital, Inc.	304,100	27,176
	D&L Industries, Inc.	414,100	46,844
*	DITO CME Holdings Corp.	1,062,000	46,342
	DMCI Holdings, Inc.	555,800	106,107
	DoubleDragon Corp.	74,100	10,266
	East West Banking Corp.	63,100	9,823
	Emperador, Inc.	70,100	25,586
	Filinvest Land, Inc.	820,000	10,048
	First Gen Corp.	64,400	20,845
	First Philippine Holdings Corp.	7,400	8,503
	Ginebra San Miguel, Inc.	10,750	31,396
	Global Ferronickel Holdings, Inc.	454,000	16,351
	Globe Telecom, Inc.	4,679	144,460
	GT Capital Holdings, Inc.	17,030	201,444
*	Integrated Micro-Electronics, Inc.	101,500	4,504
	International Container Terminal Services, Inc.	65,650	283,871
	JG Summit Holdings, Inc.	156,720	106,636
	Jollibee Foods Corp.	46,940	211,780
	Keepers Holdings, Inc.	406,000	10,468
	LT Group, Inc.	446,600	75,346
	MacroAsia Corp.	129,600	9,082
	Manila Electric Co.	14,500	93,302
	Megaworld Corp.	2,427,000	84,381
	Metropolitan Bank & Trust Co.	286,660	290,370
Ω	Monde Nissin Corp.	139,400	21,794
	Nickel Asia Corp.	895,200	76,977
	Petron Corp.	604,000	36,211
	Philex Mining Corp.	244,200	13,474
*	Philippine National Bank	25,400	8,421
	PLDT, Inc., Sponsored ADR	6,960	155,556
	PLDT, Inc.	1,370	30,981
	Puregold Price Club, Inc.	273,300	134,890
	Robinsons Land Corp.	507,800	144,224
	Robinsons Retail Holdings, Inc.	67,790	42,458
	San Miguel Corp.	78,500	150,624
	San Miguel Food & Beverage, Inc.	99,140	86,963
	Security Bank Corp.	88,370	111,525
	Semirara Mining & Power Corp.	233,300	128,299
*	Shell Pilipinas Corp.	73,700	14,118
	SM Investments Corp.	6,560	104,728
	SM Prime Holdings, Inc.	267,400	162,659
	Synergy Grid & Development Phils, Inc.	172,000	23,351
	Union Bank of the Philippines	81,193	64,463
	Universal Robina Corp.	72,600	143,985
	Vista Land & Lifescapes, Inc.	439,000	13,714
	Wilcon Depot, Inc.	238,500	92,858
TOTAL PHILIPPINES			5,509,729
POLAND — (1.4%)
*	11 bit studios SA	100	14,720
	AB SA	2,183	39,554
*	Action SA	2,386	11,575
*	Agora SA	3,744	10,556
*	Alior Bank SA	27,038	508,553
*Ω	Allegro.eu SA	12,488	94,273

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Amica SA	943	$18,270
*	AmRest Holdings SE	14,814	97,407
	Arctic Paper SA	6,617	36,168
	ASBISc Enterprises PLC	10,011	72,178
	Asseco Poland SA	14,199	258,654
	Asseco South Eastern Europe SA	1,022	13,682
	Auto Partner SA	13,593	87,146
	Bank Handlowy w Warszawie SA	5,621	144,997
*	Bank Millennium SA	99,346	207,996
*	Bank Ochrony Srodowiska SA	4,752	13,159
	Bank Polska Kasa Opieki SA	15,075	579,876
	Benefit Systems SA	419	232,087
*	BNPP Bank Polska SA	242	5,244
	Boryszew SA	16,052	23,522
	Budimex SA	1,891	323,520
	Bumech SA	1,796	7,650
*	CCC SA	4,923	71,539
	CD Projekt SA	3,994	104,255
	Celon Pharma SA	1,503	5,620
*	CI Games SA	24,604	11,041
	Cognor Holding SA	53,555	101,118
	ComArch SA	700	36,696
	Creepy Jar SA	50	7,363
	Cyber Folks SA	1,075	24,257
*	Cyfrowy Polsat SA	36,111	97,751
	Develia SA	62,393	76,956
*Ω	Dino Polska SA	2,957	319,142
	Dom Development SA	1,654	67,389
	Echo Investment SA	14,488	15,282
*	Enea SA	60,996	145,036
	Eurocash SA	14,818	56,105
*	Grenevia SA	89,097	67,449
*	Grupa Azoty SA	13,363	79,737
	Grupa Kety SA	2,138	363,637
*	ING Bank Slaski SA	2,839	178,442
	Inter Cars SA	1,591	217,182
*	Jastrzebska Spolka Weglowa SA	16,853	181,528
	KGHM Polska Miedz SA	12,398	345,416
	KRUK SA	2,048	231,877
	LPP SA	103	400,329
	Lubelski Wegiel Bogdanka SA	3,626	31,055
*	mBank SA	1,725	229,293
	Mirbud SA	16,852	34,140
	Mo-BRUK SA	463	36,069
	Neuca SA	374	82,235
	Orange Polska SA	60,301	128,800
	ORLEN SA	71,228	1,110,618
	PCC Rokita SA	522	12,335
*	Pepco Group NV	22,564	123,545
*	PGE Polska Grupa Energetyczna SA	82,249	173,196
*	PKP Cargo SA	10,488	36,659
	PlayWay SA	109	8,499
*	Polimex-Mostostal SA	22,675	23,370
	Powszechna Kasa Oszczednosci Bank Polski SA	37,180	471,741
	Powszechny Zaklad Ubezpieczen SA	31,231	376,026
	Santander Bank Polska SA	2,119	256,650
*	Selvita SA	2,243	33,155
	Stalexport Autostrady SA	14,168	10,692
	Synektik SA	972	20,896

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	307,085	$280,712
	TEN Square Games SA	581	14,851
	Text SA	2,478	59,941
*	Torpol SA	2,839	19,078
	Unimot SA	419	13,306
	Votum SA	1,901	22,417
	Warsaw Stock Exchange	4,922	53,838
	Wirtualna Polska Holding SA	3,330	98,427
Ω	XTB SA	9,517	107,219
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	12,712
TOTAL POLAND			9,887,409
QATAR — (1.0%)
	Aamal Co.	374,730	88,995
	Al Khaleej Takaful Group QSC	35,655	27,702
	Al Meera Consumer Goods Co. QSC	21,215	75,218
*	Baladna	169,124	51,922
	Barwa Real Estate Co.	498,268	393,928
	Commercial Bank PSQC	299,683	431,696
	Doha Bank QPSC	538,333	251,678
	Doha Insurance Co. QSC	19,125	13,393
*	Estithmar Holding QPSC	222,767	120,783
	Gulf International Services QSC	287,763	222,392
	Gulf Warehousing Co.	86,700	77,310
	Industries Qatar QSC	40,052	131,706
*	Lesha Bank LLC	280,499	98,082
	Mannai Corp. QSC	43,427	46,722
	Masraf Al Rayan QSC	366,634	236,470
*	Mazaya Real Estate Development QPSC	148,137	27,462
	Medicare Group	43,087	57,209
	Mesaieed Petrochemical Holding Co.	229,117	105,626
	Ooredoo QPSC	129,998	381,610
	Qatar Aluminum Manufacturing Co.	644,355	226,169
	Qatar Electricity & Water Co. QSC	41,893	199,230
	Qatar Fuel QSC	48,275	207,918
	Qatar Gas Transport Co. Ltd.	431,061	410,652
	Qatar Industrial Manufacturing Co. QSC	43,663	35,309
*	Qatar Insurance Co. SAQ	358,455	225,021
	Qatar International Islamic Bank QSC	87,419	250,200
	Qatar Islamic Bank SAQ	49,599	265,268
	Qatar Islamic Insurance Group	6,853	16,700
	Qatar National Bank QPSC	410,110	1,744,391
	Qatar National Cement Co. QSC	88,014	102,978
	Qatar Navigation QSC	132,401	375,603
*	Salam International Investment Ltd. QSC	267,318	47,421
	United Development Co. QSC	450,616	128,432
	Vodafone Qatar QSC	540,026	281,335
	Zad Holding Co.	9,043	34,118
TOTAL QATAR			7,390,649
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	146,620	0
*††	Lukoil PJSC, Sponsored ADR	14,097	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
*††	MMC Norilsk Nickel PJSC, ADR	12,635	0
*††	Mobile TeleSystems PJSC, ADR	18,324	0
*††	Novatek PJSC, GDR	828	0
*††	Novolipetsk Steel PJSC, GDR	4,909	0

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	PhosAgro PJSC, GDR	4,572	$0
*††	PhosAgro PJSC	29	0
*††	Polyus PJSC, GDR	1,516	0
*††	Rostelecom PJSC, Sponsored ADR	1,387	0
*††	RusHydro PJSC, ADR	12,112	0
*††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
*††	Severstal PAO, GDR	4,377	0
*††	Tatneft PJSC, Sponsored ADR	7,288	0
*††	VTB Bank PJSC, GDR	49,902	0
SAUDI ARABIA — (5.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	69,336	49,327
	Abdullah Al Othaim Markets Co.	92,088	336,723
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,404	11,193
	ACWA Power Co.	4,459	284,731
	Advanced Petrochemical Co.	14,763	149,736
	Al Babtain Power & Telecommunication Co.	10,593	81,152
*	Al Gassim Investment Holding Co.	2,452	11,462
	Al Hammadi Holding	14,113	230,212
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,417	58,678
	Al Jouf Agricultural Development Co.	3,911	50,000
*	Al Jouf Cement Co.	10,046	31,567
*	Al Khaleej Training & Education Co.	7,024	53,798
	Al Masane Al Kobra Mining Co.	5,816	83,653
	Al Moammar Information Systems Co.	3,156	111,498
	Al Rajhi Bank	122,103	2,725,694
*	Al Rajhi Co. for Co-operative Insurance	1,790	30,130
*	Al Yamamah Steel Industries Co.	6,531	53,214
*	AlAbdullatif Industrial Investment Co.	6,507	27,365
	Alamar Foods	2,177	53,157
	Alandalus Property Co.	6,804	41,987
	Alaseel Co.	33,900	39,766
	Aldrees Petroleum & Transport Services Co.	7,328	315,377
*	Al-Etihad Cooperative Insurance Co.	8,968	44,853
	Alinma Bank	77,667	855,445
*	AlJazira Takaful Ta'awuni Co.	11,900	53,489
*	AlKhorayef Water & Power Technologies Co.	1,843	105,760
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,984	64,397
*	Allied Cooperative Insurance Group	4,285	15,541
	Almarai Co. JSC	34,247	521,313
	Almunajem Foods Co.	3,009	68,903
*	Alujain Corp.	9,442	103,992
*	Amana Cooperative Insurance Co.	2,475	7,714
	Amlak International Finance Co.	4,412	15,837
	Arab National Bank	68,142	453,101
*	Arabia Insurance Cooperative Co.	9,492	37,340
	Arabian Cement Co.	11,248	93,154
	Arabian Centres Co. Ltd.	25,007	135,343
	Arabian Contracting Services Co.	3,232	223,837
	Arabian Internet & Communications Services Co.	3,223	281,209
*	Arabian Pipes Co.	1,162	39,004
*	Arabian Shield Cooperative Insurance Co.	11,435	56,656
	Arriyadh Development Co.	18,711	109,166
	Astra Industrial Group	7,542	259,280
	Ataa Educational Co.	3,499	69,811
	Baazeem Trading Co.	1,263	23,525
	Bank AlBilad	47,473	562,829
*	Bank Al-Jazira	119,520	642,162
	Banque Saudi Fransi	42,633	453,412
	Basic Chemical Industries Ltd.	4,011	34,582

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Batic Investments & Logistic Co.	68,308	$36,745
	Bawan Co.	6,695	84,866
	BinDawood Holding Co.	44,004	77,222
	Bupa Arabia for Cooperative Insurance Co.	9,227	508,032
*	Buruj Cooperative Insurance Co.	1,991	11,317
	Catrion Catering Holding Co.	8,221	252,471
	City Cement Co.	15,595	73,075
	Co. for Cooperative Insurance	12,300	401,866
	Dallah Healthcare Co.	3,658	161,071
*	Dar Al Arkan Real Estate Development Co.	93,558	323,353
	Dr Sulaiman Al Habib Medical Services Group Co.	8,618	666,190
	East Pipes Integrated Co. for Industry	2,488	57,388
	Eastern Province Cement Co.	9,821	93,243
	Electrical Industries Co.	100,300	86,864
*	Emaar Economic City	109,650	232,218
	Etihad Etisalat Co.	79,144	1,099,951
*	Fawaz Abdulaziz Al Hokair & Co., Class C	10,826	48,714
	Fitaihi Holding Group	28,150	22,814
	Gulf Insurance Group	7,712	66,752
*	Gulf Union Cooperative Insurance Co.	10,968	44,046
	Hail Cement Co.	12,394	37,976
	Herfy Food Services Co.	6,415	55,255
	Jarir Marketing Co.	74,566	302,760
*	Jazan Development & Investment Co.	9,044	34,171
	L'Azurde Co. for Jewelry	12,476	47,928
	Leejam Sports Co. JSC	5,484	282,347
*	Liva Insurance Co.	3,797	20,415
	Maharah Human Resources Co.	3,895	71,839
*	Malath Cooperative Insurance Co.	4,401	20,630
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	11,110	39,599
*	Methanol Chemicals Co.	10,354	51,182
*	Middle East Healthcare Co.	6,795	180,498
	Middle East Paper Co.	7,554	75,770
*	Middle East Specialized Cables Co.	8,490	45,583
	Mobile Telecommunications Co. Saudi Arabia	163,312	580,914
	Mouwasat Medical Services Co.	13,228	418,045
	Nahdi Medical Co.	4,823	180,858
	Najran Cement Co.	23,442	64,601
*	Nama Chemicals Co.	4,507	39,403
*	National Agriculture Development Co.	37,980	301,985
	National Co. for Glass Industries	4,519	48,894
	National Co. for Learning & Education	2,017	79,866
	National Gas & Industrialization Co.	6,123	111,166
*	National Gypsum	2,758	16,909
*	National Industrialization Co., Class C	80,771	251,490
	National Medical Care Co.	4,027	203,321
*	National Metal Manufacturing & Casting Co.	2,983	14,746
	Nayifat Finance Co.	9,836	36,843
	Northern Region Cement Co.	19,518	52,140
	Qassim Cement Co.	5,090	80,120
*	Rabigh Refining & Petrochemical Co.	99,214	241,326
	Retal Urban Development Co.	34,112	80,936
	Riyad Bank	119,574	902,463
	SABIC Agri-Nutrients Co.	31,779	1,083,530
	Sahara International Petrochemical Co.	70,173	587,558
*	Saudi Arabian Amiantit Co.	1,589	29,481
*	Saudi Arabian Cooperative Insurance Co.	2,836	11,915
*	Saudi Arabian Mining Co.	80,892	998,250
Ω	Saudi Arabian Oil Co.	177,994	1,449,955

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Automotive Services Co.	5,675	$119,715
	Saudi Awwal Bank	69,143	660,548
	Saudi Basic Industries Corp.	42,806	887,351
	Saudi Cement Co.	14,999	192,652
	Saudi Ceramic Co.	9,878	68,790
	Saudi Chemical Co. Holding	105,570	130,115
	Saudi Electricity Co.	55,502	280,059
*	Saudi Ground Services Co.	14,258	158,180
	Saudi Industrial Investment Group	43,285	233,900
	Saudi Investment Bank	59,216	245,887
*	Saudi Kayan Petrochemical Co.	108,054	263,953
	Saudi Marketing Co.	7,790	51,433
	Saudi National Bank	211,043	2,279,165
*	Saudi Paper Manufacturing Co.	2,732	36,095
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,857	98,704
*	Saudi Printing & Packaging Co., Class C	3,811	16,107
*	Saudi Public Transport Co.	16,421	88,214
*	Saudi Real Estate Co.	26,791	129,137
*	Saudi Reinsurance Co.	11,247	68,822
*	Saudi Research & Media Group	7,003	387,199
*	Saudi Steel Pipe Co.	3,936	35,371
	Saudi Tadawul Group Holding Co.	1,024	56,391
	Saudi Telecom Co.	213,096	2,318,826
*	Saudi Vitrified Clay Pipe Co. Ltd.	1,786	23,985
	Saudia Dairy & Foodstuff Co.	2,604	249,888
	Savola Group	51,431	616,064
*	Scientific & Medical Equipment House Co.	1,764	22,134
*	Seera Group Holding	36,459	287,498
	SHL Finance Co.	4,300	19,475
*	Sinad Holding Co.	19,735	66,294
	Southern Province Cement Co.	13,130	135,394
	Sumou Real Estate Co.	2,625	33,544
	Sustained Infrastructure Holding Co.	11,797	96,955
*	Tabuk Cement Co.	11,658	40,391
	Taiba Investments Co.	12,590	95,798
*	Takween Advanced Industries Co.	1,580	8,005
	Tanmiah Food Co.	1,617	42,409
	Theeb Rent A Car Co.	4,982	86,118
*	Umm Al-Qura Cement Co.	6,178	25,971
	United Electronics Co.	8,187	194,326
	United International Transportation Co.	8,624	190,601
	United Wire Factories Co.	2,541	20,188
*	Walaa Cooperative Insurance Co.	13,717	73,205
*	Wataniya Insurance Co.	5,132	27,046
	Yamama Cement Co.	24,392	197,480
	Yanbu Cement Co.	15,487	125,887
	Yanbu National Petrochemical Co.	21,893	223,920
	Zahrat Al Waha For Trading Co., Class C	3,607	36,105
*	Zamil Industrial Investment Co.	6,599	45,144
TOTAL SAUDI ARABIA			35,433,380
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	96,954	846,556
	Adcock Ingram Holdings Ltd.	18,446	55,294
	Advtech Ltd.	124,530	178,829
	AECI Ltd.	36,479	196,525
	African Rainbow Minerals Ltd.	28,980	286,264
	Afrimat Ltd.	22,835	79,244
	Alexander Forbes Group Holdings Ltd.	90,998	30,936

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Altron Ltd., Class A	16,149	$8,591
	Anglo American Platinum Ltd.	5,458	231,072
	Aspen Pharmacare Holdings Ltd.	40,956	423,347
	Astral Foods Ltd.	11,903	100,375
*	Aveng Ltd.	15,616	6,315
	AVI Ltd.	73,466	326,081
	Barloworld Ltd.	48,863	194,983
	Bid Corp. Ltd.	21,231	513,847
	Bidvest Group Ltd.	36,360	478,171
*	Blue Label Telecoms Ltd.	144,432	26,981
	Capitec Bank Holdings Ltd.	4,309	458,939
	Cashbuild Ltd.	3,765	33,845
	Caxton & CTP Publishers & Printers Ltd.	20,139	11,428
	City Lodge Hotels Ltd.	120,852	30,723
	Clicks Group Ltd.	30,862	496,081
	Coronation Fund Managers Ltd.	45,339	75,465
	Curro Holdings Ltd.	25,363	16,337
	DataTec Ltd.	48,467	106,079
Ω	Dis-Chem Pharmacies Ltd.	85,374	137,509
	Discovery Ltd.	44,956	332,351
	DRDGOLD Ltd.	50,000	39,144
	Exxaro Resources Ltd.	45,333	451,636
	Famous Brands Ltd.	13,697	41,706
	FirstRand Ltd.	428,942	1,553,508
	Foschini Group Ltd.	87,407	529,232
	Gold Fields Ltd., Sponsored ADR	92,937	1,375,468
	Grindrod Ltd.	136,747	89,051
	Harmony Gold Mining Co. Ltd.	1	6
	Harmony Gold Mining Co. Ltd., Sponsored ADR	123,974	767,399
	Hudaco Industries Ltd.	5,877	49,861
	Impala Platinum Holdings Ltd.	112,743	437,630
	Investec Ltd.	27,897	184,089
	Invicta Holdings Ltd.	5,930	8,466
	Italtile Ltd.	91,479	58,643
	JSE Ltd.	18,562	85,879
*	KAP Ltd.	794,852	94,655
	Kumba Iron Ore Ltd.	7,550	222,113
	Lewis Group Ltd.	6,515	14,800
	Life Healthcare Group Holdings Ltd.	329,754	325,913
	Merafe Resources Ltd.	305,519	21,805
*	Metair Investments Ltd.	44,283	34,512
	Momentum Metropolitan Holdings	592,674	662,038
	Motus Holdings Ltd.	53,940	301,625
	Mpact Ltd.	18,342	28,844
	Mr Price Group Ltd.	42,321	386,940
	MTN Group Ltd.	207,329	1,054,608
*	MultiChoice Group	52,937	211,612
	Naspers Ltd., Class N	2,148	360,271
	Nedbank Group Ltd.	47,692	553,728
	NEPI Rockcastle NV	46,225	311,013
	Netcare Ltd.	300,229	228,212
	Ninety One Ltd.	45,986	101,763
	Oceana Group Ltd.	25,876	99,819
	Old Mutual Ltd.	1,140,650	759,081
	Omnia Holdings Ltd.	51,641	178,379
	OUTsurance Group Ltd.	16,389	36,639
Ω	Pepkor Holdings Ltd.	231,680	238,229
	Pick n Pay Stores Ltd.	63,042	78,761
*	PPC Ltd.	369,059	71,173

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	PSG Financial Services Ltd.	195,240	$164,242
	Raubex Group Ltd.	35,561	56,616
	Reunert Ltd.	46,910	150,577
	Sanlam Ltd.	99,799	380,907
	Santam Ltd.	10,857	167,815
	Sappi Ltd.	195,294	465,111
	Sasol Ltd.	64,243	557,996
	Shoprite Holdings Ltd.	46,265	670,499
	Sibanye Stillwater Ltd.	298,002	359,134
	Sibanye Stillwater Ltd., ADR	52,104	252,183
*	Southern Sun Ltd.	157,268	45,611
*	SPAR Group Ltd.	33,391	200,228
	Stadio Holdings Ltd.	45,933	12,098
	Standard Bank Group Ltd.	100,205	1,066,744
	Sun International Ltd.	42,558	96,070
	Super Group Ltd.	114,752	171,559
*	Telkom SA SOC Ltd.	74,567	112,183
	Thungela Resources Ltd.	42,177	269,976
	Tiger Brands Ltd.	34,675	389,411
*	Transaction Capital Ltd.	153,674	67,238
	Truworths International Ltd.	75,214	313,253
	Tsogo Sun Limited	79,163	48,798
	Vodacom Group Ltd.	68,179	339,441
*	Wilson Bayly Holmes-Ovcon Ltd.	11,382	79,231
	Woolworths Holdings Ltd.	157,291	583,466
*	Zeda Ltd.	59,300	40,281
TOTAL SOUTH AFRICA			24,791,087
SOUTH KOREA — (15.6%)
*	ABco Electronics Co. Ltd.	1,653	14,585
*	ADTechnology Co. Ltd.	1,694	32,857
*	Advanced Nano Products Co. Ltd.	189	13,389
*	Advanced Process Systems Corp.	3,818	60,734
	Aekyung Chemical Co. Ltd.	4,972	46,795
*	Aekyung Industrial Co. Ltd.	3,379	41,166
*	AfreecaTV Co. Ltd.	1,517	117,743
*	Agabang&Company	5,953	23,206
*	Ahnlab, Inc.	884	48,091
*	AJ Networks Co. Ltd.	5,698	20,567
*	Ajin Industrial Co. Ltd.	6,722	20,851
*	AK Holdings, Inc.	670	8,056
*	Alteogen, Inc.	1,275	73,612
*	ALUKO Co. Ltd.	23,633	59,799
*	Amicogen, Inc.	2,312	10,524
*	Aminologics Co. Ltd.	6,820	7,268
*	Amo Greentech Co. Ltd.	1,794	14,233
*	Amorepacific Corp.	1,241	109,468
*	Amorepacific Group	3,225	59,261
*	Amotech Co. Ltd.	1,617	9,294
*	Anam Electronics Co. Ltd.	13,271	21,439
*	Ananti, Inc.	18,867	86,051
*	Anapass, Inc.	1,198	23,096
*	Anterogen Co. Ltd.	1,345	13,959
*	Aprogen Biologics	96,635	13,216
*	Aprogen, Inc.	14,898	10,165
*	APTC Co. Ltd.	2,186	22,325
	Asia Cement Co. Ltd.	4,821	38,015
	ASIA Holdings Co. Ltd.	283	40,469
*	Asia Pacific Satellite, Inc.	1,665	17,851

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Asia Paper Manufacturing Co. Ltd.	1,383	$44,344
*	Atinum Investment Co. Ltd.	13,565	31,215
*	AUK Corp.	4,205	7,472
*	Avaco Co. Ltd.	1,340	12,544
	Baiksan Co. Ltd.	3,564	26,433
*	BGF Co. Ltd.	7,049	19,839
*	BGF retail Co. Ltd.	1,078	114,093
*	BGFecomaterials Co. Ltd.	3,014	10,575
*	BH Co. Ltd.	7,082	96,436
*	BHI Co. Ltd.	4,074	23,363
*	Binex Co. Ltd.	4,432	33,909
*	Binggrae Co. Ltd.	1,536	60,463
*	Bio Plus Co. Ltd.	9,528	50,502
*	Biodyne Co. Ltd.	677	24,804
*	Bioneer Corp.	1,227	23,043
*	BNC Korea Co. Ltd.	13,665	38,625
	BNK Financial Group, Inc.	48,465	272,581
*	Boditech Med, Inc.	3,922	48,809
	BoKwang Industry Co. Ltd.	3,237	12,187
*	Boryung	8,452	76,558
	Brand X Co. Ltd.	2,076	8,853
*	Bubang Co. Ltd.	6,185	11,322
*	Bukwang Pharmaceutical Co. Ltd.	4,963	24,258
*	BusinessOn Communication Co. Ltd.	1,866	17,633
*	BYC Co. Ltd.	61	18,896
*	Byucksan Corp.	7,190	13,320
	C&C International Corp.	416	21,317
*	Cafe24 Corp.	703	11,820
*	CammSys Corp.	13,155	15,956
*	Cape Industries Ltd.	2,818	8,896
	Caregen Co. Ltd.	3,632	58,239
*	Celltrion Pharm, Inc.	1,398	106,499
	Celltrion, Inc.	10,066	1,350,704
*	Chabiotech Co. Ltd.	3,774	51,339
	Cheil Worldwide, Inc.	12,606	173,501
*	Chemtronics Co. Ltd.	2,042	33,064
	Cheryong Electric Co. Ltd.	2,618	39,783
*	ChinHung International, Inc.	25,556	19,857
*	Chips&Media, Inc.	3,062	58,959
*	Choil Aluminum Co. Ltd.	12,480	18,707
*	Chong Kun Dang Pharmaceutical Corp.	1,465	120,653
*	Chongkundang Holdings Corp.	712	32,117
*††	Chorokbaem Media Co. Ltd.	3,355	10,180
	Chosun Refractories Co. Ltd.	74	1,037
*	Chunbo Co. Ltd.	228	14,090
*	CJ CGV Co. Ltd.	24,789	102,285
	CJ CheilJedang Corp.	1,841	402,020
*	CJ Corp.	2,747	192,945
*	CJ ENM Co. Ltd.	3,698	197,535
*	CJ Freshway Corp.	2,553	46,778
*	CJ Logistics Corp.	1,842	187,457
*	CJ Seafood Corp.	3,549	7,637
*	CKD Bio Corp.	750	12,583
*	Classys, Inc.	2,663	61,266
*	CMG Pharmaceutical Co. Ltd.	16,036	26,475
*	CoAsia Corp.	1,334	6,411
*	Com2uS Holdings Corp.	1,273	36,585
	Com2uSCorp	2,002	68,240
*	ContentreeJoongAng Corp.	386	3,474

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Corentec Co. Ltd.	1,315	$11,280
*	Cosmax, Inc.	1,405	121,908
*	Cosmecca Korea Co. Ltd.	1,005	27,969
*	CosmoAM&T Co. Ltd.	1,731	171,120
*	Cosmochemical Co. Ltd.	2,431	51,652
*	Coway Co. Ltd.	10,284	426,577
#	COWELL FASHION Co. Ltd.	5,701	24,476
	Cowintech Co. Ltd.	1,863	34,867
*	CR Holdings Co. Ltd.	1,168	5,036
*	Creative & Innovative System	4,673	33,209
	Creverse, Inc.	731	8,943
*	CrystalGenomics Invites Co. Ltd.	8,327	17,003
	CS Wind Corp.	2,613	111,293
*	CTC BIO, Inc.	2,105	14,049
*	Cuckoo Holdings Co. Ltd.	2,494	29,589
*	Cuckoo Homesys Co. Ltd.	3,103	46,591
*	Curexo, Inc.	1,919	20,939
*	Cymechs, Inc.	857	8,874
*	D.I Corp.	1,543	6,894
*	Dae Won Kang Up Co. Ltd.	9,260	35,811
*	Daea TI Co. Ltd.	4,923	11,988
*	Daebo Magnetic Co. Ltd.	791	15,889
*	Daechang Forging Co. Ltd.	5,890	25,455
*	Daedong Corp.	6,323	69,792
*	Daeduck Co. Ltd.	7,633	36,260
*	Daeduck Electronics Co. Ltd.	7,260	130,687
*	Daehan Flour Mill Co. Ltd.	235	23,113
*	Daehan New Pharm Co. Ltd.	3,261	21,157
*	Daehan Steel Co. Ltd.	4,106	40,296
*	Dae-Il Corp.	7,717	24,185
*	Daejoo Electronic Materials Co. Ltd.	371	19,132
*	Daejung Chemicals & Metals Co. Ltd., Class C	664	8,285
*	Daesang Corp.	7,232	100,657
*	Daesang Holdings Co. Ltd.	3,102	22,733
*	Daesung Energy Co. Ltd.	2,796	18,513
*	Daesung Industrial Co. Ltd.	3,351	9,662
*	Daewon Media Co. Ltd.	1,970	17,500
*	Daewon Pharmaceutical Co. Ltd.	5,307	58,089
*	Daewoo Engineering & Construction Co. Ltd.	56,908	167,353
*	Daewoong Co. Ltd.	6,923	120,373
*	Daewoong Pharmaceutical Co. Ltd.	1,051	86,881
*	Daihan Pharmaceutical Co. Ltd.	1,266	26,678
*	Daishin Securities Co. Ltd.	5,855	67,627
*	Danal Co. Ltd.	17,708	52,714
*	Daol Investment & Securities Co. Ltd.	13,713	36,949
*	Daou Data Corp.	4,396	47,416
*	Daou Technology, Inc.	8,116	120,778
*	Dasan Networks, Inc.	6,308	19,108
*	Dawonsys Co. Ltd.	2,202	24,219
*	DB Financial Investment Co. Ltd.	5,036	14,830
*	DB HiTek Co. Ltd.	6,566	243,417
*	DB Insurance Co. Ltd.	9,752	643,298
*	DB, Inc.	36,889	44,050
*	Dear U Co. Ltd.	1,697	37,812
*	Dentium Co. Ltd.	1,418	119,941
*	Deutsch Motors, Inc.	5,727	21,007
	Development Advance Solution Co. Ltd.	3,212	9,392
*	Devsisters Co. Ltd.	803	24,230
*	Dexter Studios Co. Ltd.	1,331	8,537

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DGB Financial Group, Inc.	42,536	$287,025
*	DI Dong Il Corp.	3,106	63,456
	Digital Daesung Co. Ltd.	3,688	15,644
*	DIO Corp.	1,064	15,174
*	Display Tech Co. Ltd.	1,563	6,027
*	DK Tech Co. Ltd.	1,922	12,834
*	DL Construction Co. Ltd.	2,405	26,981
*	DL E&C Co. Ltd.	5,596	174,057
*	DL Holdings Co. Ltd.	2,985	125,613
*	DMS Co. Ltd.	7,061	33,009
	DN Automotive Corp.	1,461	94,774
*	DNF Co. Ltd.	1,988	31,141
*	Dohwa Engineering Co. Ltd.	3,144	17,777
*	Dong-A Hwasung Co. Ltd.	2,008	11,147
	Dong-A Socio Holdings Co. Ltd.	876	70,052
*	Dong-A ST Co. Ltd.	1,295	66,042
*	Dongbang Transport Logistics Co. Ltd.	11,025	18,750
*	Dongjin Semichem Co. Ltd.	5,066	145,848
	Dongkoo Bio & Pharma Co. Ltd.	2,187	9,300
	DongKook Pharmaceutical Co. Ltd.	5,995	80,156
*	Dongkuk Holdings Co. Ltd.	4,946	27,650
*	Dongkuk Industries Co. Ltd.	9,973	36,759
*	Dongkuk Steel Mill Co. Ltd.	5,731	48,806
*	Dongkuk Structures & Construction Co. Ltd.	2,952	6,812
	Dongsuh Cos., Inc.	2,954	38,240
*	Dongsung Chemical Co. Ltd.	11,003	36,607
*	Dongsung Finetec Co. Ltd.	3,745	32,095
*	Dongsung Pharmaceutical Co. Ltd.	2,125	8,721
*	Dongwha Enterprise Co. Ltd.	876	40,442
*	Dongwha Pharm Co. Ltd.	5,228	37,765
*	Dongwon Development Co. Ltd.	10,063	22,843
*	Dongwon F&B Co. Ltd.	2,160	53,217
*	Dongwon Industries Co. Ltd.	745	20,771
	Dongwon Metal Co. Ltd.	8,130	10,213
*	Dongwon Systems Corp.	444	10,205
*	Dongwoon Anatech Co. Ltd.	2,709	41,638
*	Dongyang E&P, Inc.	2,102	29,116
	Doosan Bobcat, Inc.	11,533	439,223
*	Doosan Co. Ltd.	2,376	160,666
*	Doosan Enerbility Co. Ltd.	37,293	430,807
*	Doosan Fuel Cell Co. Ltd.	2,917	45,112
*	Doosan Tesna, Inc.	2,183	73,231
*	DoubleUGames Co. Ltd.	4,136	130,072
*	Douzone Bizon Co. Ltd.	2,595	92,890
*	Dream Security Co. Ltd.	3,419	8,898
*	Dreamtech Co. Ltd.	8,046	70,036
*	DSK Co. Ltd.	1,675	6,233
*	Duck Yang Industry Co. Ltd.	3,747	13,386
*	Duckshin Housing Co. Ltd.	12,812	18,040
*	Duk San Neolux Co. Ltd.	1,056	30,445
*	Duksan Hi-Metal Co. Ltd.	5,257	27,548
*	DY Corp.	4,514	18,939
*	DY POWER Corp.	1,713	16,131
*††	E Investment&Development Co. Ltd.	12,639	4,943
	E1 Corp.	759	34,754
*	Easy Holdings Co. Ltd.	8,326	17,813
	Echo Marketing, Inc.	3,697	26,577
*††	Eco Volt Co. Ltd.	3,420	2,602
*	Eco&Dream Co. Ltd.	660	14,777

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ecoplastic Corp.	9,019	$30,067
#*	Ecopro BM Co. Ltd.	3,510	557,149
#*	Ecopro Co. Ltd.	1,810	675,329
*	Ecopro HN Co. Ltd.	2,161	93,239
*	Elentec Co. Ltd.	4,594	31,995
*	E-MART, Inc.	3,755	218,488
	EMRO, Inc.	860	41,604
*	EM-Tech Co. Ltd.	1,387	39,136
*	Enchem Co. Ltd.	468	56,758
*	ENF Technology Co. Ltd.	3,819	66,337
*	Enzychem Lifesciences Corp.	11,358	14,720
*	Eo Technics Co. Ltd.	706	90,318
*	Eubiologics Co. Ltd.	1,567	12,692
*	Eugene Corp.	11,560	29,612
*	Eugene Investment & Securities Co. Ltd.	11,264	32,479
	Eugene Technology Co. Ltd.	1,704	53,478
*	Eusu Holdings Co. Ltd.	1,834	8,313
*	EV Advanced Material Co. Ltd.	3,770	8,932
*	Exem Co. Ltd.	12,799	23,264
*	Exicon Co. Ltd.	875	10,633
*	F&F Co. Ltd.	2,144	113,860
*	F&F Holdings Co. Ltd.	2,675	29,677
*	FarmStory Co. Ltd.	9,682	11,712
	Fila Holdings Corp.	6,983	212,730
*	Fine M-Tec Co. Ltd.	2,190	14,398
*	Fine Semitech Corp.	1,154	18,466
*	Fine Technix Co. Ltd.	1	1
*	Flask Co. Ltd.	16,391	11,259
*	Foosung Co. Ltd.	5,347	33,022
*	Fursys, Inc.	253	5,805
*	Gabia, Inc.	1,031	13,283
*	GAEASOFT	3,256	20,647
*	GAMSUNG Corp. Co. Ltd.	11,618	23,052
*	Gaon Cable Co. Ltd.	1,182	19,773
*	GC Cell Corp.	2,134	63,958
*	GemVax & Kael Co. Ltd.	1,307	12,418
*	Gemvaxlink Co. Ltd.	13,357	14,165
*	GeneOne Life Science, Inc.	10,305	19,470
*	Genexine, Inc.	6,181	39,379
*	Genie Music Corp.	8,572	21,096
*	GENOLUTION, Inc.	2,468	7,301
*	Genomictree, Inc.	1,776	23,651
*	Geumhwa PSC Co. Ltd.	926	17,738
*	Global Standard Technology Co. Ltd.	2,576	63,539
*	Global Tax Free Co. Ltd.	5,460	17,842
*	GOLFZON Co. Ltd.	1,251	74,972
*	Golfzon Newdin Holdings Co. Ltd.	3,368	9,373
*	Gradiant Corp.	2,575	25,535
*	Grand Korea Leisure Co. Ltd.	8,227	78,257
*	Green Cross Corp.	1,155	93,261
*	Green Cross Holdings Corp.	6,092	67,442
*	GS Engineering & Construction Corp.	15,264	172,084
*	GS Global Corp.	13,382	25,704
*	GS Holdings Corp.	9,789	339,476
*	GS Retail Co. Ltd.	9,921	165,575
*	Gwangju Shinsegae Co. Ltd.	821	18,789
*	HAESUNG DS Co. Ltd.	2,562	95,998
*	Haesung Industrial Co. Ltd.	3,320	19,326
*	Han Kuk Carbon Co. Ltd.	5,370	42,828

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Financial Group, Inc.	41,217	$1,473,814
*	Hana Materials, Inc.	1,848	65,053
*	Hana Micron, Inc.	7,375	140,406
*	Hana Pharm Co. Ltd.	2,116	21,074
*	Hana Tour Service, Inc.	2,283	108,987
*	Hanall Biopharma Co. Ltd.	1,468	33,876
*	Hancom, Inc.	3,601	65,673
*	Handok, Inc.	1,224	12,558
*	Handsome Co. Ltd.	4,762	66,455
	Hanil Cement Co. Ltd.	4,833	43,544
	Hanil Holdings Co. Ltd.	3,383	28,513
	Hanil Hyundai Cement Co. Ltd.	1,730	19,213
*	Hanjin Kal Corp.	2,099	115,037
*	Hanjin Transportation Co. Ltd.	2,444	44,056
*	Hankook Shell Oil Co. Ltd.	110	18,694
*	Hankook Tire & Technology Co. Ltd.	13,151	503,343
*	Hanmi Pharm Co. Ltd.	843	204,405
*	Hanmi Science Co. Ltd.	412	12,091
*	Hanmi Semiconductor Co. Ltd.	4,048	176,532
*	HanmiGlobal Co. Ltd.	4,150	58,248
*	Hannong Chemicals, Inc.	1,442	15,586
	Hanon Systems	34,041	158,879
	Hansae Co. Ltd.	5,378	82,553
*	Hanshin Machinery Co.	5,550	21,309
*	Hansol Chemical Co. Ltd.	1,109	165,991
*	Hansol Holdings Co. Ltd.	4,690	10,072
*	Hansol IONES Co. Ltd.	2,896	20,309
	Hansol Paper Co. Ltd.	5,114	41,003
*	Hansol Technics Co. Ltd.	7,244	36,371
	Hanssem Co. Ltd.	686	24,531
*	Hanwha Aerospace Co. Ltd.	3,525	364,038
*	Hanwha Corp.	5,555	113,034
*	Hanwha Galleria Corp.	32,339	32,667
*	Hanwha General Insurance Co. Ltd.	16,474	53,701
*	Hanwha Investment & Securities Co. Ltd.	32,306	89,654
*	Hanwha Life Insurance Co. Ltd.	68,734	156,037
*	Hanwha Ocean Co. Ltd.	2,736	44,963
*	Hanwha Solutions Corp.	19,541	485,449
*	Hanwha Systems Co. Ltd.	4,716	54,395
*	Hanyang Digitech Co. Ltd.	1,331	15,678
*	Hanyang Eng Co. Ltd.	3,418	41,853
*	Harim Co. Ltd.	22,149	58,894
*	Harim Holdings Co. Ltd.	14,949	84,011
*	HB SOLUTION Co. Ltd.	5,281	16,893
*	HB Technology Co. Ltd.	17,460	27,467
	HD Hyundai Co. Ltd.	7,726	411,793
*	HD Hyundai Construction Equipment Co. Ltd.	4,185	159,195
*	HD Hyundai Electric Co. Ltd.	2,087	159,829
*	HD Hyundai Energy Solutions Co. Ltd.	1,525	27,040
*	HD Hyundai Heavy Industries Co. Ltd.	578	49,249
*	HD Hyundai Infracore Co. Ltd.	43,403	250,254
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,218	273,036
*	HDC Holdings Co. Ltd.	7,163	39,211
*	HDC Hyundai Development Co-Engineering & Construction, Class E	8,691	116,354
*	Hecto Financial Co. Ltd.	805	13,496
*	Hecto Innovation Co. Ltd.	2,910	30,969
*	Heerim Architects & Planners	2,930	15,090
*	Helixmith Co. Ltd.	7,814	19,340
*	HFR, Inc.	2,822	35,832

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hite Jinro Co. Ltd.	6,294	$98,856
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	9,899
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	11,556
*	HK inno N Corp.	2,828	88,515
*	HL Holdings Corp.	1,423	35,464
*	HL Mando Co. Ltd.	8,692	228,172
*	HLB Biostep Co. Ltd.	2,130	5,648
*	HLB Life Science Co. Ltd.	4,658	55,017
*	HLB Therapeutics Co. Ltd.	4,624	22,629
*	HLB, Inc.	3,497	176,384
*	HMM Co. Ltd.	40,709	585,086
	Home Center Holdings Co. Ltd.	25,407	21,595
*	Homecast Co. Ltd.	5,233	11,031
	Hotel Shilla Co. Ltd.	4,000	174,232
*	HS Industries Co. Ltd.	6,323	15,872
*	HSD Engine Co. Ltd.	3,339	21,391
*	Hugel, Inc.	870	98,830
*	Humasis Co. Ltd.	12,853	16,818
*	Humax Co. Ltd.	5,784	12,972
	Humedix Co. Ltd.	1,452	30,067
	Huons Co. Ltd.	1,485	38,217
	Huons Global Co. Ltd.	2,333	39,042
*	Husteel Co. Ltd.	11,607	43,675
*	Huvitz Co. Ltd.	1,378	18,725
*	Hwa Shin Co. Ltd.	6,216	53,625
*	Hwail Pharm Co. Ltd.	4,900	6,723
*	Hwangkum Steel & Technology Co. Ltd.	3,346	18,308
*	Hwaseung Enterprise Co. Ltd.	3,556	20,377
*	HYBE Co. Ltd.	578	87,147
*	Hy-Lok Corp.	2,085	38,828
*	Hyosung Advanced Materials Corp., Class C	506	123,632
*	Hyosung Corp.	1,764	82,959
*	Hyosung Heavy Industries Corp.	1,073	137,404
*	Hyosung TNC Corp.	795	178,806
*	Hyundai Autoever Corp.	841	92,990
*	Hyundai Bioland Co. Ltd.	2,173	15,932
*	Hyundai BNG Steel Co. Ltd.	2,374	30,742
*	Hyundai Corp.	2,016	27,607
*	Hyundai Corp. Holdings, Inc.	1,349	10,771
*	Hyundai Department Store Co. Ltd.	4,237	170,379
*	Hyundai Elevator Co. Ltd.	3,928	119,532
*	Hyundai Engineering & Construction Co. Ltd.	8,334	215,691
*	Hyundai Ezwel Co. Ltd.	2,078	8,853
*	Hyundai Futurenet Co. Ltd.	3,560	8,364
*	Hyundai GF Holdings	17,649	54,311
*	Hyundai Glovis Co. Ltd.	3,592	470,346
*	Hyundai Green Food	4,599	40,445
*	Hyundai Home Shopping Network Corp.	1,355	45,322
*	Hyundai Livart Furniture Co. Ltd.	1,211	6,974
*	Hyundai Marine & Fire Insurance Co. Ltd.	12,035	305,666
*	Hyundai Mipo Dockyard Co. Ltd.	1,303	65,681
	Hyundai Mobis Co. Ltd.	4,106	643,630
	Hyundai Motor Co.	19,536	2,841,516
*	Hyundai Motor Securities Co. Ltd.	4,693	30,530
*	Hyundai Pharmaceutical Co. Ltd.	2,220	6,304
*	Hyundai Rotem Co. Ltd.	9,935	209,513
*	Hyundai Steel Co.	14,566	364,756
*	Hyundai Wia Corp.	4,726	205,476
*	HyVision System, Inc.	3,513	63,833

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	i3system, Inc.	980	$20,956
*	iA, Inc.	22,285	7,269
*	ICD Co. Ltd.	1,365	8,765
*	Il Dong Pharmaceutical Co. Ltd.	725	8,341
*	Iljin Diamond Co. Ltd.	1,775	18,741
*	Iljin Electric Co. Ltd.	6,672	55,988
*	Iljin Holdings Co. Ltd.	4,268	11,806
*	Iljin Hysolus Co. Ltd.	1,135	19,392
*	Iljin Power Co. Ltd.	2,512	21,243
*	Ilshin Spinning Co. Ltd.	4,566	30,775
*	Ilsung Pharmaceuticals Co. Ltd.	1,470	25,371
*	Ilyang Pharmaceutical Co. Ltd.	2,281	24,468
	iMarketKorea, Inc.	6,912	42,624
*	InBody Co. Ltd.	2,313	42,906
*	Incross Co. Ltd.	2,882	23,530
*	Industrial Bank of Korea	47,526	445,909
*	Infinitt Healthcare Co. Ltd.	1,736	6,767
	Innocean Worldwide, Inc.	5,288	85,969
	InnoWireless Co. Ltd.	1,143	25,046
	Innox Advanced Materials Co. Ltd.	2,999	61,264
*	Insun ENT Co. Ltd.	4,769	25,663
*	Insung Information Co. Ltd.	8,932	26,891
*	Intellian Technologies, Inc.	1,218	50,185
*	Intelligent Digital Integrated Security Co. Ltd.	1,117	17,191
*	Interflex Co. Ltd.	3,188	46,601
*	Interojo Co. Ltd.	1,357	29,851
	INTOPS Co. Ltd.	4,045	86,843
	iNtRON Biotechnology, Inc.	2,094	11,079
*	Inzi Controls Co. Ltd.	4,570	25,101
*	IS Dongseo Co. Ltd.	5,464	103,995
*	ISC Co. Ltd.	1,367	78,479
*	i-SENS, Inc.	1,230	22,233
*	ISU Chemical Co. Ltd.	2,477	22,405
*	ISU Specialty Chemical	608	79,125
*	IsuPetasys Co. Ltd.	8,553	174,592
*	ITEK, Inc.	4,340	23,605
*	ITM Semiconductor Co. Ltd.	834	15,475
*	Jahwa Electronics Co. Ltd.	1,347	28,961
*	JASTECH Ltd.	4,431	29,668
	JB Financial Group Co. Ltd.	25,698	220,501
*	JC Chemical Co. Ltd.	5,916	29,714
*	Jeisys Medical, Inc.	9,831	62,650
*	Jeju Air Co. Ltd.	7,917	73,562
*	Jeju Semiconductor Corp.	8,553	165,039
*	Jin Air Co. Ltd.	4,207	41,193
*	Jinsung T.E.C.	4,760	34,708
*	JNK Heaters Co. Ltd.	2,133	7,865
*	JNTC Co. Ltd.	4,923	39,536
*	JoyCity Corp.	3,436	8,276
	JS Corp.	1,365	19,174
	Jusung Engineering Co. Ltd.	8,449	208,655
*	JVM Co. Ltd.	868	18,576
	JW Holdings Corp.	8,366	19,057
	JW Life Science Corp.	1,063	9,763
	JW Pharmaceutical Corp.	2,809	64,371
*	JYP Entertainment Corp.	3,436	193,376
	K Car Co. Ltd.	3,260	27,091
*	Kakao Corp.	2,950	115,362
*	Kakao Games Corp.	2,849	52,050

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KakaoBank Corp.	5,186	$105,406
*	Kangstem Biotech Co. Ltd.	2,186	3,223
*	Kangwon Land, Inc.	9,793	109,873
*	KAON Group Co. Ltd.	1,821	7,267
	KB Financial Group, Inc.	52,058	2,209,223
*	KC Co. Ltd.	1,613	25,611
*	KC Tech Co. Ltd.	2,107	45,056
	KCC Corp.	734	135,190
	KCC Glass Corp.	2,670	79,598
*	KCTC	5,481	16,478
*	KEC Corp.	29,068	34,938
*	KEPCO Engineering & Construction Co., Inc.	442	21,666
*	KEPCO Plant Service & Engineering Co. Ltd.	6,758	171,685
	KG Chemical Corp.	16,990	81,112
	KG Dongbusteel	11,494	64,711
	KG Eco Technology Service Co. Ltd.	8,491	67,510
*††	KG Mobility Co.	9,195	52,988
	Kginicis Co. Ltd.	4,372	39,900
	KGMobilians Co. Ltd.	4,218	16,217
#*	KH Vatec Co. Ltd.	3,994	38,300
*	Kia Corp.	37,129	2,851,918
*	Kib Plug Energy	23,309	9,440
*	KidariStudio, Inc.	1,825	7,916
*	KINX, Inc.	512	41,185
*	KISCO Corp.	3,904	19,773
*	KISCO Holdings Co. Ltd.	1,500	28,224
*	KISWIRE Ltd.	3,062	48,016
*	KIWOOM Securities Co. Ltd.	3,259	235,560
*	KMW Co. Ltd.	3,610	40,565
*	KNJ Co. Ltd.	870	11,458
*	KNW Co. Ltd.	3,609	21,153
*	Koentec Co. Ltd.	4,885	23,743
*	Koh Young Technology, Inc.	7,795	101,703
*	Kolmar BNH Co. Ltd.	3,770	45,118
*	Kolmar Korea Co. Ltd.	2,546	93,037
*	Kolmar Korea Holdings Co. Ltd.	4,264	24,155
*	Kolon Corp.	2,058	26,063
	Kolon Global Corp.	1,245	8,796
*	Kolon Industries, Inc.	5,230	159,091
*	Kolon Life Science, Inc.	569	11,472
*	Kolon Mobility Group Corp.	4,131	11,597
*	Kolon Plastic, Inc.	5,452	29,184
*	KoMiCo Ltd.	973	44,463
*	KONA I Co. Ltd.	1,584	18,794
*	Korea Aerospace Industries Ltd.	8,503	320,366
*	Korea Alcohol Industrial Co. Ltd.	4,444	37,627
*	Korea Asset In Trust Co. Ltd.	18,872	45,617
*	Korea Circuit Co. Ltd.	2,773	37,079
#*	Korea Electric Power Corp., Sponsored ADR	22,118	163,452
*	Korea Electric Power Corp.	4,526	67,116
	Korea Electric Terminal Co. Ltd.	1,597	83,021
*	Korea Electronic Power Industrial Development Co. Ltd.	1,696	9,294
*	Korea Export Packaging Industrial Co. Ltd.	7,092	15,618
*	Korea Gas Corp.	2,838	56,120
*	Korea Information & Communications Co. Ltd.	3,114	20,660
*	Korea Information Certificate Authority, Inc.	5,485	21,046
*	Korea Investment Holdings Co. Ltd.	7,367	338,265
*	Korea Line Corp.	56,996	86,151
*	Korea Movenex Co. Ltd.	7,558	36,218

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Parts & Fasteners Co. Ltd.	2,318	$7,973
*	Korea Petrochemical Ind Co. Ltd.	859	85,317
*	Korea Petroleum Industries Co.	2,564	23,178
*	Korea Real Estate Investment & Trust Co. Ltd.	38,569	30,934
*	Korea United Pharm, Inc.	3,407	62,450
	Korea Zinc Co. Ltd.	523	185,278
*	Korean Air Lines Co. Ltd.	25,444	427,788
*	Korean Reinsurance Co.	37,160	210,320
*	Kortek Corp.	1,475	7,162
*	KOSES Co. Ltd.	1,922	26,888
	KPX Chemical Co. Ltd.	267	8,649
*	Krafton, Inc.	3,685	590,914
*	KSS LINE Ltd.	7,511	53,149
*	Kt alpha Co. Ltd.	1,760	7,819
	KT Skylife Co. Ltd.	5,625	23,733
	KT&G Corp.	9,290	630,923
*	KTCS Corp.	13,776	38,501
*	Ktis Corp.	3,971	8,686
*	Kukdong Oil & Chemicals Co. Ltd.	7,190	20,593
*	Kum Yang Co. Ltd.	654	38,207
*	Kumho HT, Inc.	28,694	13,395
*	Kumho Petrochemical Co. Ltd.	2,886	269,114
*	Kumho Tire Co., Inc.	35,691	157,729
*	KUMHOE&C Co. Ltd.	4,642	18,094
*	Kumkang Kind Co. Ltd.	2,884	12,786
*	Kwang Dong Pharmaceutical Co. Ltd.	7,860	42,658
*	Kyeryong Construction Industrial Co. Ltd.	2,344	25,302
*	Kyobo Securities Co. Ltd.	4,853	18,005
*	Kyongbo Pharmaceutical Co. Ltd.	1,496	8,175
*	Kyung Dong Navien Co. Ltd.	1,886	66,236
*	Kyungdong Pharm Co. Ltd.	2,400	11,279
*	Kyung-In Synthetic Corp.	5,621	14,690
	L&C Bio Co. Ltd.	1,035	18,341
*	L&F Co. Ltd.	1,489	158,759
*	LabGenomics Co. Ltd.	10,535	29,723
*	Lake Materials Co. Ltd.	8,272	93,740
*	LB Semicon, Inc.	8,752	50,615
*	LEADCORP, Inc.	2,772	11,979
*	Lee Ku Industrial Co. Ltd.	6,694	19,299
*	LEENO Industrial, Inc.	1,349	200,709
*	LF Corp.	4,409	43,192
	LG Chem Ltd.	2,562	830,818
*	LG Corp.	6,277	385,430
*	LG Display Co. Ltd.	27,466	238,682
	LG Electronics, Inc.	18,742	1,306,398
	LG H&H Co. Ltd.	1,618	366,720
	LG HelloVision Co. Ltd.	10,052	28,125
	LG Innotek Co. Ltd.	2,446	348,863
	LG Uplus Corp.	48,948	374,759
*	LIG Nex1 Co. Ltd.	1,889	148,215
	Lion Chemtech Co. Ltd.	3,258	8,691
*	LOT Vacuum Co. Ltd.	1,947	28,307
*	Lotte Chemical Corp.	2,089	204,337
*	Lotte Chilsung Beverage Co. Ltd.	1,297	133,197
*	Lotte Corp.	5,505	119,578
*	Lotte Data Communication Co.	1,344	46,527
	Lotte Energy Materials Corp.	2,607	61,271
*	LOTTE Fine Chemical Co. Ltd.	4,976	185,143
*	Lotte Non-Life Insurance Co. Ltd.	14,588	27,607

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Rental Co. Ltd.	4,359	$86,947
*	Lotte Shopping Co. Ltd.	1,987	122,166
*	Lotte Wellfood Co. Ltd.	874	83,159
*	LS Corp.	3,467	235,854
*	LS Eco Energy Ltd.	2,162	32,484
*	LS Electric Co. Ltd.	2,952	155,201
*	LVMC Holdings	30,546	54,231
	LX Hausys Ltd.	2,108	61,162
*	LX Holdings Corp.	11,895	62,437
*	LX International Corp.	9,278	195,079
	LX Semicon Co. Ltd.	2,075	120,152
*	M.I.Tech Co. Ltd.	2,143	9,960
	Macquarie Korea Infrastructure Fund	38,204	356,189
*	Macrogen, Inc.	1,286	20,180
*	Maeil Dairies Co. Ltd.	1,049	31,635
*	MAKUS, Inc.	3,327	33,592
*	Manho Rope & Wire Ltd.	286	10,104
	Mcnex Co. Ltd.	2,443	46,670
*	ME2ON Co. Ltd.	10,493	23,996
*	Mediana Co. Ltd.	1,458	6,726
*	Medipost Co. Ltd.	6,446	34,232
	Medytox, Inc.	594	85,283
*	Meerecompany, Inc.	533	10,453
*	MegaStudy Co. Ltd.	1,099	8,830
*	MegaStudyEdu Co. Ltd.	1,663	74,758
*	Meritz Financial Group, Inc.	15,258	783,332
	Mgame Corp.	4,880	22,160
*	MiCo Ltd.	4,582	30,789
*	Mirae Asset Life Insurance Co. Ltd.	18,304	79,186
*	Mirae Asset Securities Co. Ltd.	27,922	164,173
*	Mirae Asset Venture Investment Co. Ltd.	5,885	25,881
	Miwon Commercial Co. Ltd.	251	31,463
	Miwon Specialty Chemical Co. Ltd.	221	22,137
*	MK Electron Co. Ltd.	5,111	47,269
*	MNTech Co. Ltd.	1,556	15,560
*	Mobase Electronics Co. Ltd.	12,447	17,669
	Modetour Network, Inc.	1,099	14,071
*	Moorim P&P Co. Ltd.	2,932	6,852
	Motonic Corp.	1,465	9,041
*	Motrex Co. Ltd.	3,195	36,660
*	mPlus Corp.	1,128	8,827
*	MS Autotech Co. Ltd.	9,190	33,959
	Multicampus Co. Ltd.	345	9,214
*	Myoung Shin Industrial Co. Ltd.	5,857	72,164
*	N2tech Co. Ltd.	19,675	8,861
*	Namhae Chemical Corp.	3,990	21,855
*	Namsun Aluminum Co. Ltd.	24,969	39,262
*	Namuga Co. Ltd.	1,877	26,706
*	Namyang Dairy Products Co. Ltd.	86	37,705
*	Nasmedia Co. Ltd.	595	10,389
*	Nature & Environment Co. Ltd.	15,071	11,726
*	Nature Holdings Co. Ltd.	2,830	33,218
*	NAVER Corp.	1,920	286,314
*	NCSoft Corp.	1,307	192,900
*	NeoPharm Co. Ltd.	876	17,221
*	Neowiz	1,673	31,781
*	Neowiz Holdings Corp.	558	11,008
*	Nepes Ark Corp.	2,429	44,386
*	NEPES Corp.	1,990	27,249

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Neptune Co.	1,679	$8,383
*Ω	Netmarble Corp.	2,558	111,504
*	New Power Plasma Co. Ltd.	7,038	27,390
*	Nexen Corp.	3,235	10,328
*	Nexen Tire Corp.	8,985	54,390
*	Nexon Games Co. Ltd.	3,680	41,056
*	Next Entertainment World Co. Ltd.	1,627	5,069
*	NEXTIN, Inc.	1,287	68,994
*	NH Investment & Securities Co. Ltd., Class C	28,956	229,746
*	NHN Corp.	4,774	88,523
	NHN KCP Corp.	5,041	45,884
*	NI Steel Co. Ltd.	4,723	18,369
*	NICE Holdings Co. Ltd.	5,885	56,578
*	Nice Information & Telecommunication, Inc.	1,579	25,661
*	NICE Information Service Co. Ltd.	7,223	53,230
*	NICE Total Cash Management Co. Ltd., Class C	2,475	12,074
*	Nong Shim Holdings Co. Ltd.	533	25,772
	NongShim Co. Ltd.	587	166,211
*	NOROO Paint & Coatings Co. Ltd.	2,120	14,061
*	NOVAREX Co. Ltd.	2,787	22,059
*	Oceanbridge Co. Ltd.	1,989	17,464
*	OCI Co. Ltd.	1,324	91,015
*	OCI Holdings Co. Ltd.	2,483	193,668
*	OptoElectronics Solutions Co. Ltd.	883	8,985
	Orion Corp.	4,386	303,357
	Orion Holdings Corp.	5,958	64,086
*††	Osung Advanced Materials Co. Ltd.	9,664	9,916
*	Ottogi Corp.	492	147,484
*††	Paik Kwang Industrial Co. Ltd.	4,701	20,581
*	Pan Ocean Co. Ltd.	65,615	178,716
	Pang Rim Co. Ltd.	5,498	8,905
	Pan-Pacific Co. Ltd.	13,551	18,984
*	Paradise Co. Ltd.	11,737	111,008
*	Park Systems Corp.	862	110,840
	Partron Co. Ltd.	13,406	80,098
*	Paseco Co. Ltd.	1,000	7,372
*	Pearl Abyss Corp.	692	16,899
*	People & Technology, Inc.	2,687	72,419
*	PHA Co. Ltd.	2,750	20,512
*	PharmaResearch Co. Ltd.	1,310	103,243
*	PharmGen Science, Inc.	1,673	7,323
*	Pharmicell Co. Ltd.	4,555	19,406
*††	PHC Co. Ltd.	24,311	5,938
	Philoptics Co. Ltd.	2,005	15,035
*	PI Advanced Materials Co. Ltd.	1,884	32,915
	Poongsan Corp.	5,503	160,575
	Poongsan Holdings Corp.	1,388	37,527
*	Posco DX Co. Ltd.	5,440	231,834
*	POSCO Future M Co. Ltd.	217	40,875
	POSCO Holdings, Inc.	6,204	1,968,406
*	Posco International Corp.	7,346	288,351
*	Posco M-Tech Co. Ltd.	1,400	24,102
*	POSCO Steeleon Co. Ltd.	421	15,647
*	Power Logics Co. Ltd.	3,293	28,151
*	Protec Co. Ltd.	1,282	39,958
*	PSK, Inc.	4,409	66,036
*	Pulmuone Co. Ltd.	2,957	22,813
*	Rainbow Robotics	329	35,288
*	Ray Co. Ltd.	2,122	30,223

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Rayence Co. Ltd.	1,013	$6,833
	Refine Co. Ltd.	2,898	21,260
*	Reyon Pharmaceutical Co. Ltd.	945	10,664
*	RFHIC Corp.	2,728	35,731
*	RFTech Co. Ltd.	6,418	19,318
	S&S Tech Corp.	2,489	79,730
	S-1 Corp.	2,992	127,791
*	Sajo Industries Co. Ltd.	304	9,531
*	Sajodaerim Corp.	737	18,158
*	Sajodongaone Co. Ltd.	12,597	8,631
*	Sam Chun Dang Pharm Co. Ltd.	431	20,652
*	Sam Young Electronics Co. Ltd.	2,072	15,370
*	Sam Yung Trading Co. Ltd.	3,091	29,845
*	Sambo Motors Co. Ltd.	4,739	19,364
*	Sambu Engineering & Construction Co. Ltd.	15,885	23,771
*	Samchully Co. Ltd.	401	28,309
*	SAMHWA Paints Industrial Co. Ltd.	1,542	7,004
*	Samick THK Co. Ltd.	1,032	7,948
*	Samil Pharmaceutical Co. Ltd.	2,221	13,662
*	Samji Electronics Co. Ltd.	1,801	11,180
*	Samjin Pharmaceutical Co. Ltd.	1,982	30,235
*	Samkee Corp.	7,045	10,503
*	Sammok S-Form Co. Ltd.	925	11,230
*	SAMPYO Cement Co. Ltd.	3,599	8,141
*Ω	Samsung Biologics Co. Ltd.	609	383,349
	Samsung C&T Corp.	7,207	744,515
*	Samsung Card Co. Ltd.	5,831	144,035
	Samsung Electro-Mechanics Co. Ltd.	7,247	753,695
	Samsung Electronics Co. Ltd.	304,870	16,565,669
	Samsung Electronics Co. Ltd., GDR	4,189	5,730,552
*	Samsung Engineering Co. Ltd.	27,858	464,657
*	Samsung Fire & Marine Insurance Co. Ltd.	5,211	1,031,151
*	Samsung Heavy Industries Co. Ltd.	25,538	139,185
	Samsung Life Insurance Co. Ltd.	5,737	298,127
*	Samsung Pharmaceutical Co. Ltd.	6,144	9,204
*	Samsung Publishing Co. Ltd.	1,438	22,463
	Samsung SDI Co. Ltd.	5,763	1,599,368
	Samsung SDS Co. Ltd.	3,296	374,823
	Samsung Securities Co. Ltd.	13,208	371,252
*	SAMT Co. Ltd.	16,817	33,622
*	Samwha Capacitor Co. Ltd.	1,512	38,833
*	Samyang Corp.	891	31,932
	Samyang Foods Co. Ltd.	812	111,905
*	Samyang Holdings Corp.	830	42,019
*	Samyang Packaging Corp.	1,489	18,949
*	Samyang Tongsang Co. Ltd.	397	15,122
*	Sang-A Frontec Co. Ltd.	2,092	30,852
*	Sangbo Corp.	5,925	10,428
*	Sangsin Energy Display Precision Co. Ltd.	2,849	32,516
*	Saramin Co. Ltd.	2,002	26,404
*	Satrec Initiative Co. Ltd.	279	6,721
*	S-Connect Co. Ltd.	14,978	19,318
*	SD Biosensor, Inc.	11,459	89,161
*	SeAH Besteel Holdings Corp.	4,073	66,743
	SeAH Steel Corp.	468	44,947
	SeAH Steel Holdings Corp.	609	99,212
*	Sebang Co. Ltd.	1,898	17,404
*	Sebang Global Battery Co. Ltd.	1,270	54,856
	Seegene, Inc.	6,254	118,373

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sejin Heavy Industries Co. Ltd.	2,142	$8,475
*	Sejong Industrial Co. Ltd.	5,980	24,828
*	Sekonix Co. Ltd.	6,204	35,404
*	Selvas AI, Inc.	1,395	17,872
	Seobu T&D	8,529	48,258
*	Seohan Co. Ltd.	16,327	11,112
*	Seohee Construction Co. Ltd.	27,909	26,570
*	Seojin System Co. Ltd.	6,575	91,637
*	Seoul Auction Co. Ltd.	840	6,641
*	Seoul City Gas Co. Ltd.	119	5,245
*	Seoul Semiconductor Co. Ltd.	9,459	73,550
*	Seoyon Co. Ltd.	3,783	22,875
*	Seoyon E-Hwa Co. Ltd.	4,918	61,730
*	Sewon E&C Co. Ltd.	4,592	4,370
	SFA Engineering Corp.	3,554	71,932
*	SFA Semicon Co. Ltd.	12,986	61,325
*	SGC Energy Co. Ltd.	2,154	38,709
*	SH Energy & Chemical Co. Ltd.	13,146	6,500
*	Shin Heung Energy & Electronics Co. Ltd.	925	29,693
*	Shindaeyang Paper Co. Ltd.	4,097	17,810
	Shinhan Financial Group Co. Ltd.	50,964	1,561,540
*	Shinsegae Information & Communication Co. Ltd.	1,797	18,443
*	Shinsegae International, Inc.	4,605	55,511
*	Shinsegae, Inc.	2,268	292,591
*	Shinsung Delta Tech Co. Ltd.	3,591	197,765
*	Shinsung E&G Co. Ltd.	20,702	30,208
	Shinsung Tongsang Co. Ltd.	11,918	16,575
*	Shinwon Corp.	6,571	6,398
	Shinyoung Securities Co. Ltd.	1,094	50,777
*	Showbox Corp.	3,873	9,992
*	Simmtech Co. Ltd.	4,262	107,090
*	Simmtech Holdings Co. Ltd.	7,337	15,596
*	Sindoh Co. Ltd.	945	25,870
*	Sinil Pharm Co. Ltd.	1,809	9,524
*	SK Biopharmaceuticals Co. Ltd.	627	43,550
*	SK Bioscience Co. Ltd.	771	36,641
	SK Chemicals Co. Ltd.	1,501	72,353
	SK D&D Co. Ltd.	3,491	65,964
	SK Discovery Co. Ltd.	2,784	80,935
	SK Gas Ltd.	725	82,809
	SK Hynix, Inc.	58,019	5,810,060
*Ω	SK IE Technology Co. Ltd.	900	49,884
*	SK Innovation Co. Ltd.	8,859	772,006
*	SK Networks Co. Ltd.	31,572	154,051
*	SK oceanplant Co. Ltd.	5,681	65,383
*	SK Securities Co. Ltd.	75,436	35,358
	SK Telecom Co. Ltd.	8,774	329,890
	SK, Inc.	4,234	580,391
*	SKC Co. Ltd.	1,135	65,073
*	SL Corp.	4,856	116,220
*	SM Entertainment Co. Ltd.	1,440	81,949
*	SMCore, Inc.	1,819	6,986
	SMEC Co. Ltd.	5,939	16,324
	SNT Dynamics Co. Ltd.	2,938	32,229
	SNT Holdings Co. Ltd.	838	12,095
	SNT Motiv Co. Ltd.	2,270	75,268
*	SNU Precision Co. Ltd.	3,552	8,350
	SOCAR, Inc.	1,795	22,099
	S-Oil Corp.	6,829	347,188

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Solborn, Inc.	2,404	$8,215
*	Solid, Inc.	11,862	53,618
*	SOLUM Co. Ltd.	6,920	142,015
*	Solus Advanced Materials Co. Ltd.	2,582	21,707
*	Songwon Industrial Co. Ltd.	4,658	53,059
*	Soosan Heavy Industries Co. Ltd.	15,166	22,618
	Soosan Industries Co. Ltd.	713	10,224
*	Soulbrain Co. Ltd.	515	103,844
*	Soulbrain Holdings Co. Ltd.	1,690	52,259
*	SPC Samlip Co. Ltd.	416	18,545
	SPG Co. Ltd.	1,223	26,559
*	Spigen Korea Co. Ltd.	851	22,112
	Ssangyong C&E Co. Ltd.	23,914	107,957
*	ST Pharm Co. Ltd.	941	43,527
*	STIC Investments, Inc.	6,924	33,259
*	Straffic Co. Ltd.	6,177	19,488
*	Studio Dragon Corp.	2,170	74,454
*	STX Heavy Industries Co. Ltd.	3,750	30,989
*	Sugentech, Inc.	6,240	30,897
*	Suheung Co. Ltd.	1,349	27,971
*	Sun Kwang Co. Ltd.	934	12,947
*	Sung Kwang Bend Co. Ltd.	5,171	41,637
*	Sungchang Enterprise Holdings Ltd.	5,726	9,151
*	Sungeel Hitech Co. Ltd.	542	35,676
*	Sungshin Cement Co. Ltd.	4,045	24,175
*	Sungwoo Hitech Co. Ltd.	14,216	88,025
*	Sunjin Co. Ltd.	3,521	17,295
*	Sunny Electronics Corp.	7,540	12,741
*	Suprema, Inc.	928	17,909
*	SY Co. Ltd.	10,076	31,154
*	Synergy Innovation Co. Ltd.	6,561	13,415
*	Synopex, Inc.	19,757	118,278
*	Systems Technology, Inc.	2,209	43,864
*	T Scientific Co. Ltd.	15,673	16,608
	T&L Co. Ltd.	1,291	39,201
	Tae Kyung Industrial Co. Ltd.	2,222	10,161
*	Taekwang Industrial Co. Ltd.	88	60,592
*	Taekyung BK Co. Ltd.	4,661	20,368
*††	Taewoong Co. Ltd.	1,796	20,177
	Taeyang Metal Industrial Co. Ltd.	2,443	4,531
*	Taihan Electric Wire Co. Ltd.	8,364	58,403
*	Taihan Fiberoptics Co. Ltd.	5,487	5,131
*	TCC Steel	1,417	52,461
*	TechWing, Inc.	9,961	118,125
*	Telcon RF Pharmaceutical, Inc.	15,110	8,607
*	Telechips, Inc.	1,750	34,629
	TES Co. Ltd.	1,257	17,818
*	Theragen Etex Co. Ltd.	3,017	9,289
*	TK Corp.	4,524	42,568
*	TKG Huchems Co. Ltd.	5,815	90,247
*	TLB Co. Ltd.	1,294	24,561
*	Tokai Carbon Korea Co. Ltd.	924	73,087
*	Tongyang Life Insurance Co. Ltd.	15,134	55,745
*	Tongyang, Inc.	32,625	22,685
*	Top Engineering Co. Ltd.	4,182	17,905
*	Toptec Co. Ltd.	6,270	30,751
	Tovis Co. Ltd.	2,381	25,924
*	TS Corp.	5,517	13,676
*	TSE Co. Ltd.	504	15,754

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Tuksu Construction Co. Ltd.	1,248	$8,376
*	TY Holdings Co. Ltd.	5,448	16,806
	TYM Corp.	8,599	35,761
*	UBCare Co. Ltd.	1,821	6,615
*	Ubiquoss Holdings, Inc.	774	7,520
*	Ubiquoss, Inc.	2,069	24,265
*	Ubivelox, Inc.	872	10,586
*	Uju Electronics Co. Ltd.	1,489	17,583
*	Uni-Chem Co. Ltd.	8,568	12,792
*	Unick Corp.	2,433	8,758
*	Unid Btplus Co. Ltd.	1	4
	Unid Co. Ltd.	1,268	70,755
*	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	29,413
*	Uniquest Corp.	1,908	11,298
*	UniTest, Inc.	2,780	28,401
*	Value Added Technology Co. Ltd.	1,943	46,593
*	Viatron Technologies, Inc.	2,136	13,194
*††	Vidente Co. Ltd.	14,607	13,626
*	Vieworks Co. Ltd.	1,460	29,842
*	Vina Tech Co. Ltd.	336	12,220
*	Vitzro Tech Co. Ltd.	1,284	7,296
	Vitzrocell Co. Ltd.	3,150	41,323
*	VT Co. Ltd.	4,643	57,510
*	Webcash Corp.	2,174	15,291
*	Webzen, Inc.	4,151	52,312
*	Wemade Max Co. Ltd.	2,097	18,217
*	Wemade Play Co. Ltd.	1,487	11,456
*	Whanin Pharmaceutical Co. Ltd.	3,526	37,960
*	Wins Co. Ltd.	3,156	30,414
*	WiSoL Co. Ltd.	7,448	41,506
*	Won Tech Co. Ltd.	9,527	56,023
*	Wonik Holdings Co. Ltd.	7,724	19,342
*	WONIK IPS Co. Ltd.	2,803	63,370
*	Wonik Materials Co. Ltd.	2,408	51,262
*	Wonik QnC Corp.	3,416	72,018
	Woojin, Inc.	3,968	24,152
*	Woongjin Co. Ltd.	9,328	8,295
*	Woongjin Thinkbig Co. Ltd.	16,826	31,182
*	Wooree Bio Co. Ltd.	10,286	26,300
	Woori Financial Group, Inc.	101,765	1,055,134
*	Woori Technology Investment Co. Ltd.	17,795	80,831
*	Woori Technology, Inc.	17,393	16,405
*	Woorison F&G Co. Ltd.	5,749	6,354
	Wooshin Systems Co. Ltd.	2,478	14,561
*	Worldex Industry & Trading Co. Ltd., Class C	2,799	49,782
*	Wysiwyg Studios Co. Ltd.	6,324	14,432
*	Y G-1 Co. Ltd.	2,378	11,684
*	Y-entec Co. Ltd.	2,199	11,684
*	YG Entertainment, Inc.	2,613	86,616
*	YG PLUS	3,007	9,376
*	YIK Corp.	4,133	17,017
*	YMC Co. Ltd.	4,025	15,575
*	Youlchon Chemical Co. Ltd.	1,117	24,082
*	Young Poong Corp.	94	37,067
	Young Poong Precision Corp.	3,606	33,571
*	Youngone Corp.	5,325	191,168
	Youngone Holdings Co. Ltd.	1,754	106,313
*	Yuanta Securities Korea Co. Ltd.	19,822	36,844
*	Yuhan Corp.	1,350	59,647

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Zeus Co. Ltd.	3,897	$49,572
*	Zinus, Inc.	3,333	33,971
TOTAL SOUTH KOREA			110,680,032
TAIWAN — (22.4%)
	91APP, Inc.	13,000	40,041
	Aaeon Technology, Inc.	8,000	41,415
	ABC Taiwan Electronics Corp.	19,210	13,498
	Abico Avy Co. Ltd.	18,000	13,600
	Ability Enterprise Co. Ltd.	59,000	46,781
	Ability Opto-Electronics Technology Co. Ltd.	13,000	84,919
	AcBel Polytech, Inc.	94,890	123,259
	Accton Technology Corp.	47,000	790,660
	Acer E-Enabling Service Business, Inc.	1,000	9,170
	Acer, Inc.	353,000	518,413
	ACES Electronic Co. Ltd.	27,882	34,554
*	Acon Holding, Inc.	60,000	20,286
	Acter Group Corp. Ltd.	30,000	173,697
	Action Electronics Co. Ltd.	70,000	40,443
	Actron Technology Corp.	11,902	63,854
	ADATA Technology Co. Ltd.	62,953	192,693
	Addcn Technology Co. Ltd.	3,903	25,084
	Adlink Technology, Inc.	27,000	52,534
	Advanced Ceramic X Corp.	9,000	61,950
	Advanced Energy Solution Holding Co. Ltd.	3,000	60,480
	Advanced International Multitech Co. Ltd.	39,000	88,070
*	Advanced Optoelectronic Technology, Inc.	18,000	17,371
	Advanced Power Electronics Corp.	11,000	31,124
	Advancetek Enterprise Co. Ltd.	72,000	83,974
	Advantech Co. Ltd.	28,498	307,186
	AEON Motor Co. Ltd.	9,000	9,895
	Aerospace Industrial Development Corp.	79,000	123,828
	AGV Products Corp.	104,000	39,118
	Airtac International Group	9,000	269,728
	Alchip Technologies Ltd.	6,000	744,240
	Alexander Marine Co. Ltd.	5,000	53,771
*	ALI Corp.	44,000	37,055
	Allied Circuit Co. Ltd.	6,000	28,451
	Allied Supreme Corp.	12,000	125,249
	Allis Electric Co. Ltd.	43,260	115,937
	Alltek Technology Corp.	49,480	55,652
	Alltop Technology Co. Ltd.	8,000	49,000
	Alpha Networks, Inc.	50,000	61,486
	Altek Corp.	70,000	81,794
	Amazing Microelectronic Corp.	17,564	62,065
	Ambassador Hotel	53,000	77,602
	AMPACS Corp.	27,000	42,403
	Ampak Technology, Inc.	8,000	33,872
	Ampire Co. Ltd.	18,000	21,708
	AMPOC Far-East Co. Ltd.	18,000	49,433
	AmTRAN Technology Co. Ltd.	157,935	67,074
	Anji Technology Co. Ltd.	27,299	32,155
	Anpec Electronics Corp.	14,000	93,642
	Aopen, Inc.	11,000	22,985
	AP Memory Technology Corp.	3,000	49,938
	Apac Opto Electronics, Inc.	17,000	61,258
	Apacer Technology, Inc.	26,000	47,945
	APAQ Technology Co. Ltd.	5,000	10,945
	APCB, Inc.	19,000	14,007

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Apex Biotechnology Corp.	25,000	$26,591
	Apex Dynamics, Inc.	3,000	19,375
	Apex International Co. Ltd.	37,000	55,909
	Apogee Optocom Co. Ltd.	7,000	15,524
	Arcadyan Technology Corp.	39,000	214,733
	Ardentec Corp.	145,000	341,868
	Ares International Corp.	6,000	11,128
	Argosy Research, Inc.	13,000	72,224
	ASE Technology Holding Co. Ltd.	343,000	1,483,055
	Asia Cement Corp.	276,000	350,000
	Asia Electronic Material Co. Ltd.	22,000	15,669
	Asia Optical Co., Inc.	52,000	111,487
	Asia Polymer Corp.	102,000	72,335
	Asia Tech Image, Inc.	16,000	33,453
#	Asia Vital Components Co. Ltd.	43,331	588,485
	ASIX Electronics Corp.	10,000	39,904
	ASMedia Technology, Inc.	2,000	118,263
	ASolid Technology Co. Ltd.	9,000	27,175
	ASPEED Technology, Inc.	4,200	412,523
	ASROCK, Inc.	7,000	51,720
	Asustek Computer, Inc.	45,000	638,969
	ATE Energy International Co. Ltd.	23,000	25,474
	Aten International Co. Ltd.	19,000	48,326
	Auden Techno Corp.	6,358	29,390
	Audix Corp.	14,000	28,381
	AUO Corp.	765,200	447,183
	AURAS Technology Co. Ltd.	7,000	84,293
	Aurora Corp.	9,000	21,172
	Avalue Technology, Inc.	18,000	67,303
	AVer Information, Inc.	11,000	16,012
	Avermedia Technologies	22,000	23,719
	Axiomtek Co. Ltd.	18,893	50,512
*	Azurewave Technologies, Inc.	19,000	35,144
	Bafang Yunji International Co. Ltd., Class C	9,000	46,916
*	Bank of Kaohsiung Co. Ltd.	102,485	39,134
	Basso Industry Corp.	38,000	48,376
	BenQ Materials Corp.	55,000	61,078
	BES Engineering Corp.	352,000	138,084
	Billion Electric Co. Ltd.	13,000	15,892
	Bin Chuan Enterprise Co. Ltd.	17,000	13,156
	Bionime Corp.	5,000	11,282
*	Biostar Microtech International Corp.	31,000	22,727
	Bioteque Corp.	12,000	42,778
	Bizlink Holding, Inc.	37,183	273,640
	Bon Fame Co. Ltd.	9,000	25,697
	Bonny Worldwide Ltd.	5,000	27,023
	Bora Pharmaceuticals Co. Ltd.	8,494	181,697
	Brave C&H Supply Co. Ltd.	8,000	35,168
	Brightek Optoelectronic Co. Ltd.	19,000	31,585
	Brighton-Best International Taiwan, Inc.	115,000	124,143
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	12,400
	Browave Corp.	20,000	58,111
	C Sun Manufacturing Ltd.	27,600	73,872
*	Calin Technology Co. Ltd.	21,000	26,896
	Calitech Co. Ltd.	10,000	19,214
	Cameo Communications, Inc.	36,000	11,351
	Capital Futures Corp.	25,000	39,903
	Capital Securities Corp.	365,000	187,130
	Career Technology MFG. Co. Ltd.	107,889	70,470

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Carnival Industrial Corp.	28,000	$10,752
	Castles Technology Co. Ltd.	16,024	60,494
	Caswell, Inc.	12,000	41,887
	Catcher Technology Co. Ltd.	64,000	397,679
	Cathay Financial Holding Co. Ltd.	533,358	750,024
	Cathay Real Estate Development Co. Ltd.	161,000	98,314
	Cayman Engley Industrial Co. Ltd.	13,000	22,909
	CCP Contact Probes Co. Ltd.	28,834	38,080
	Celxpert Energy Corp.	11,821	10,560
	Center Laboratories, Inc.	110,773	161,325
*	Central Reinsurance Co. Ltd.	80,105	58,949
	Chailease Holding Co. Ltd.	184,885	1,023,435
	Chain Chon Industrial Co. Ltd.	23,032	9,918
	Chaintech Technology Corp.	13,000	18,197
*	Champion Building Materials Co. Ltd.	34,200	11,841
	Champion Microelectronic Corp.	10,000	22,862
	Chang Hwa Commercial Bank Ltd.	446,869	249,466
	Chang Wah Electromaterials, Inc.	87,000	99,819
	Chang Wah Technology Co. Ltd.	89,000	94,508
	Channel Well Technology Co. Ltd.	43,000	107,982
	Chant Sincere Co. Ltd.	19,000	50,622
	Charoen Pokphand Enterprise	45,800	140,945
	Chateau International Development Co. Ltd.	11,000	19,564
	CHC Healthcare Group	29,000	52,103
	CHC Resources Corp.	7,000	12,421
	Chen Full International Co. Ltd.	25,000	30,368
	Chenbro Micom Co. Ltd.	8,000	71,489
	Cheng Loong Corp.	211,000	194,247
	Cheng Mei Materials Technology Corp.	152,962	65,474
	Cheng Shin Rubber Industry Co. Ltd.	344,000	498,781
	Cheng Uei Precision Industry Co. Ltd.	96,000	136,939
	Chenming Electronic Technology Corp.	25,000	33,205
	Chia Chang Co. Ltd.	34,000	46,345
	Chia Hsin Cement Corp.	113,220	64,536
	Chicony Electronics Co. Ltd.	107,000	561,025
	Chicony Power Technology Co. Ltd.	38,000	177,238
	Chief Telecom, Inc.	3,300	33,681
	Chieftek Precision Co. Ltd.	12,100	24,489
	Chien Kuo Construction Co. Ltd.	21,000	11,568
	Chien Shing Harbour Service Co. Ltd.	6,000	8,470
	China Airlines Ltd.	658,000	427,391
	China Bills Finance Corp.	173,000	81,265
	China Chemical & Pharmaceutical Co. Ltd.	50,000	37,221
*	China Development Financial Holding Corp.	1,282,000	492,182
	China Electric Manufacturing Corp.	60,000	31,858
	China General Plastics Corp.	119,000	78,082
*	China Man-Made Fiber Corp.	276,000	68,450
	China Metal Products	59,000	74,281
	China Motor Corp.	35,000	127,702
*	China Petrochemical Development Corp.	888,490	266,976
	China Steel Chemical Corp.	38,000	137,718
	China Steel Corp.	1,197,000	959,195
	China Steel Structure Co. Ltd.	15,000	25,403
	China Wire & Cable Co. Ltd.	12,000	13,388
	Chinese Maritime Transport Ltd.	18,000	25,495
	Ching Feng Home Fashions Co. Ltd.	20,500	13,398
	Chin-Poon Industrial Co. Ltd.	91,000	129,906
	Chipbond Technology Corp.	166,000	381,872
	ChipMOS Technologies, Inc.	169,000	230,706

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chlitina Holding Ltd.	10,000	$60,198
	Chong Hong Construction Co. Ltd.	47,000	113,914
	Chroma ATE, Inc.	45,000	287,608
	Chun YU Works & Co. Ltd.	23,750	17,579
	Chun Yuan Steel Industry Co. Ltd.	109,000	61,684
	Chung Hung Steel Corp.	207,000	157,170
	Chung Hwa Food Industrial Co. Ltd.	7,000	22,168
	Chung Hwa Pulp Corp.	88,000	63,301
	Chung-Hsin Electric & Machinery Manufacturing Corp.	95,000	360,818
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	15,000	24,756
	Chunghwa Precision Test Tech Co. Ltd.	5,000	84,521
	Chunghwa Telecom Co. Ltd., Sponsored ADR	13,618	511,764
	Chunghwa Telecom Co. Ltd.	41,000	155,427
	Cleanaway Co. Ltd.	18,000	102,902
	Clevo Co.	90,000	118,759
*	CMC Magnetics Corp.	231,800	79,430
	C-Media Electronics, Inc.	13,000	28,896
	Collins Co. Ltd.	38,000	23,586
	Compal Electronics, Inc.	411,000	471,358
	Compeq Manufacturing Co. Ltd.	236,000	523,431
	Compucase Enterprise	22,000	53,881
	Concord International Securities Co. Ltd.	24,684	13,509
*	Concord Securities Co. Ltd.	98,000	40,811
	Continental Holdings Corp.	111,000	96,239
	Contrel Technology Co. Ltd.	22,000	15,141
	Coremax Corp.	23,555	51,959
	Coretronic Corp.	76,000	171,609
#	Co-Tech Development Corp.	58,000	108,640
	Coxon Precise Industrial Co. Ltd.	38,000	20,955
	Crowell Development Corp.	28,000	33,788
*	CSBC Corp. Taiwan	57,403	32,938
	CTBC Financial Holding Co. Ltd.	2,116,000	1,919,659
	CTCI Corp.	151,000	203,920
	Cub Elecparts, Inc.	18,000	74,331
	CviLux Corp.	10,000	13,889
	Cyberlink Corp.	9,000	26,406
	CyberPower Systems, Inc.	9,600	57,556
*	CyberTAN Technology, Inc.	67,000	44,380
	DA CIN Construction Co. Ltd.	67,200	102,279
	Dadi Early-Childhood Education Group Ltd.	3,000	3,690
	Dah San Electric Wire & Cable Co. Ltd.	10,000	15,568
	Da-Li Development Co. Ltd.	77,700	84,604
	Darfon Electronics Corp.	64,000	103,901
	Darwin Precisions Corp.	111,000	54,741
	Daxin Materials Corp.	17,000	57,996
	De Licacy Industrial Co. Ltd.	57,240	23,763
	Delpha Construction Co. Ltd.	99,000	119,756
	Delta Electronics, Inc.	89,000	796,425
	Depo Auto Parts Ind Co. Ltd.	30,000	143,126
	DFI, Inc.	10,000	20,828
	Dimerco Data System Corp.	12,600	54,129
	Dimerco Express Corp.	43,052	120,225
	D-Link Corp.	112,000	69,113
	Donpon Precision, Inc.	26,000	20,560
	Draytek Corp.	16,000	15,393
	Drewloong Precision, Inc.	8,357	39,973
	Dyaco International, Inc.	40,273	41,864
#	Dynamic Holding Co. Ltd.	71,000	187,693
	Dynamic Medical Technologies, Inc.	4,000	12,674

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dynapack International Technology Corp.	32,000	$85,079
	E Ink Holdings, Inc.	53,000	351,480
	E.Sun Financial Holding Co. Ltd.	1,189,778	939,079
	Eastech Holding Ltd.	12,000	27,788
*	Eastern Media International Corp.	54,680	36,470
	Eclat Textile Co. Ltd.	15,000	261,799
	ECOVE Environment Corp.	7,000	66,468
	Edimax Technology Co. Ltd.	40,000	20,851
	Edison Opto Corp.	22,084	17,825
	Edom Technology Co. Ltd.	42,000	32,875
	eGalax_eMPIA Technology, Inc.	14,560	27,758
	Elan Microelectronics Corp.	30,000	143,497
	E-Lead Electronic Co. Ltd.	8,202	15,418
	E-LIFE MALL Corp.	17,000	46,146
	Elite Advanced Laser Corp.	36,000	71,680
#	Elite Material Co. Ltd.	28,000	411,337
#	Elite Semiconductor Microelectronics Technology, Inc.	47,000	137,941
	Elitegroup Computer Systems Co. Ltd.	68,000	67,036
	eMemory Technology, Inc.	8,000	713,516
	Emerging Display Technologies Corp.	47,000	48,325
	Ennoconn Corp.	24,272	208,706
*	Ennostar, Inc.	154,000	206,556
*	Epileds Technologies, Inc.	30,000	20,614
	Episil Technologies, Inc.	31,000	62,317
	Episil-Precision, Inc.	25,086	45,047
	Eris Technology Corp.	3,390	27,807
	Eson Precision Ind Co. Ltd.	33,000	58,876
	Eternal Materials Co. Ltd.	240,950	220,518
	Eurocharm Holdings Co. Ltd.	8,000	44,168
	Eva Airways Corp.	578,000	582,614
*	Everest Textile Co. Ltd.	98,000	22,429
	Evergreen Aviation Technologies Corp.	28,000	90,737
	Evergreen International Storage & Transport Corp.	123,000	130,815
	Evergreen Marine Corp. Taiwan Ltd.	121,400	582,303
	Evergreen Steel Corp.	46,000	166,033
	Everlight Chemical Industrial Corp.	103,000	61,579
	Everlight Electronics Co. Ltd.	102,000	157,966
*	Everspring Industry Co. Ltd.	28,000	12,955
	Evertop Wire Cable Corp.	36,000	15,505
	Excel Cell Electronic Co. Ltd.	19,000	14,303
	Excelliance Mos Corp.	6,000	23,651
	Excelsior Medical Co. Ltd.	23,940	66,236
	EZconn Corp.	11,000	32,155
	Far Eastern Department Stores Ltd.	212,000	168,334
	Far Eastern International Bank	558,648	217,680
	Far Eastern New Century Corp.	564,000	556,468
	Far EasTone Telecommunications Co. Ltd.	242,797	623,216
	Faraday Technology Corp.	28,000	370,073
	Farglory F T Z Investment Holding Co. Ltd.	31,257	55,648
	Farglory Land Development Co. Ltd.	65,000	118,953
	FDC International Hotels Corp.	2,000	5,223
	Feedback Technology Corp.	13,000	39,587
	Feng Hsin Steel Co. Ltd.	85,000	184,265
	Feng TAY Enterprise Co. Ltd.	54,880	282,962
	FIC Global, Inc.	12,000	21,592
	FineTek Co. Ltd.	4,000	12,039
	Firich Enterprises Co. Ltd.	18,000	17,025
	First Copper Technology Co. Ltd.	26,000	25,620
	First Financial Holding Co. Ltd.	1,242,920	1,054,767

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Hi-Tec Enterprise Co. Ltd.	18,000	$62,950
	First Hotel	65,000	31,295
	First Insurance Co. Ltd.	46,000	26,915
*	First Steamship Co. Ltd.	207,000	54,784
	FIT Holding Co. Ltd.	41,000	56,748
	Fitipower Integrated Technology, Inc.	23,150	173,335
	Fittech Co. Ltd.	11,000	22,610
	FLEXium Interconnect, Inc.	84,000	229,191
	Flytech Technology Co. Ltd.	23,000	49,907
	FocalTech Systems Co. Ltd.	26,000	82,031
	Forcecon Tech Co. Ltd.	16,000	83,023
	Formosa Advanced Technologies Co. Ltd.	47,000	56,776
	Formosa Chemicals & Fibre Corp.	247,000	445,926
	Formosa Electronic Industries, Inc.	10,000	12,119
*	Formosa International Hotels Corp.	17,000	115,444
	Formosa Laboratories, Inc.	29,000	103,921
	Formosa Oilseed Processing Co. Ltd.	10,500	17,774
	Formosa Optical Technology Co. Ltd.	8,000	22,364
	Formosa Petrochemical Corp.	31,000	73,624
	Formosa Plastics Corp.	292,000	671,029
	Formosa Sumco Technology Corp.	13,000	67,184
	Formosa Taffeta Co. Ltd.	221,000	170,040
	Formosan Rubber Group, Inc.	47,700	36,037
	Formosan Union Chemical	75,000	49,401
	Fortune Electric Co. Ltd.	13,000	183,870
	Founding Construction & Development Co. Ltd.	34,000	24,813
	Foxconn Technology Co. Ltd.	96,000	154,594
	Foxsemicon Integrated Technology, Inc.	17,000	117,227
	Franbo Lines Corp.	59,663	36,549
	Froch Enterprise Co. Ltd.	56,000	33,416
	FSP Technology, Inc.	39,000	64,575
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	14,095
	Fu Hua Innovation Co. Ltd.	87,890	79,060
	Fubon Financial Holding Co. Ltd.	425,407	874,445
	Fulgent Sun International Holding Co. Ltd.	36,000	144,946
	Fulltech Fiber Glass Corp.	112,117	52,361
	Fusheng Precision Co. Ltd.	27,000	195,121
	Fwusow Industry Co. Ltd.	51,500	31,229
	G Shank Enterprise Co. Ltd.	41,000	92,902
*	G Tech Optoelectronics Corp.	15,441	14,365
	Gallant Precision Machining Co. Ltd.	33,000	36,641
	Gamania Digital Entertainment Co. Ltd.	32,000	79,133
*	GCS Holdings, Inc.	9,000	8,626
	GEM Services, Inc.	16,000	33,683
	Gemtek Technology Corp.	96,000	108,671
	General Interface Solution Holding Ltd.	69,000	137,954
	General Plastic Industrial Co. Ltd.	21,000	22,624
	Generalplus Technology, Inc.	17,000	28,088
	Genius Electronic Optical Co. Ltd.	23,000	292,397
	GeoVision, Inc.	14,000	19,444
	Getac Holdings Corp.	101,000	332,126
	GFC Ltd.	13,000	34,481
	Giant Manufacturing Co. Ltd.	40,015	227,762
	Giantplus Technology Co. Ltd.	83,000	35,643
	Gigabyte Technology Co. Ltd.	28,000	277,076
*	Gigasolar Materials Corp.	11,474	36,597
*	Gigastorage Corp.	71,000	38,127
	Global Brands Manufacture Ltd.	86,000	175,452
	Global Lighting Technologies, Inc.	18,000	28,366

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Global Mixed Mode Technology, Inc.	17,000	$133,366
	Global PMX Co. Ltd.	7,000	23,550
	Global Unichip Corp.	10,000	490,967
	Globaltek Fabrication Co. Ltd.	12,000	19,635
	Globalwafers Co. Ltd.	24,000	443,391
*	Globe Union Industrial Corp.	58,566	28,587
#	Gloria Material Technology Corp.	118,000	179,154
	GMI Technology, Inc.	20,452	16,259
	Gold Circuit Electronics Ltd.	42,800	313,178
	Goldsun Building Materials Co. Ltd., Class C	252,000	238,952
	Good Will Instrument Co. Ltd.	15,000	20,044
	Gordon Auto Body Parts	26,000	25,545
	Gourmet Master Co. Ltd.	34,000	104,223
*	Grand Fortune Securities Co. Ltd.	64,990	26,891
	Grand Pacific Petrochemical	283,433	130,307
	Grand Process Technology Corp.	3,000	60,607
	GrandTech CG Systems, Inc.	7,437	16,190
	Grape King Bio Ltd.	38,000	185,091
	Great China Metal Industry	13,000	9,915
	Great Taipei Gas Co. Ltd.	46,000	47,591
#	Great Tree Pharmacy Co. Ltd.	12,946	137,961
	Great Wall Enterprise Co. Ltd.	154,100	283,925
	Greatek Electronics, Inc.	71,000	134,222
	Group Up Industrial Co. Ltd.	12,000	58,393
	GTM Holdings Corp.	25,000	24,347
	Gudeng Precision Industrial Co. Ltd.	7,246	92,974
*	Hai Kwang Enterprise Corp.	22,050	14,194
	Hannstar Board Corp.	76,000	138,163
*	HannStar Display Corp.	504,000	189,285
*	HannsTouch Holdings Co.	161,000	47,384
	Hanpin Electron Co. Ltd.	10,000	12,798
	Harvatek Corp.	44,000	35,471
	Heran Co. Ltd.	7,000	25,285
	Hey Song Corp.	61,000	77,473
	Hi-Clearance, Inc.	7,518	32,043
	Highlight Tech Corp.	19,000	31,040
	Highwealth Construction Corp.	203,942	257,939
	Hi-Lai Foods Co. Ltd.	3,000	14,541
*	HIM International Music, Inc.	7,000	24,180
	Hiroca Holdings Ltd.	9,000	11,205
	Hitron Technology, Inc.	19,000	20,478
	Hiwin Mikrosystem Corp.	7,000	14,690
	Hiwin Technologies Corp.	36,701	257,608
	Hiyes International Co. Ltd.	16,000	48,070
	Ho Tung Chemical Corp.	220,000	62,377
	Hocheng Corp.	58,960	32,018
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	26,868
	Holiday Entertainment Co. Ltd.	12,950	37,143
	Holtek Semiconductor, Inc.	13,000	25,687
	Holy Stone Enterprise Co. Ltd.	32,550	97,703
#	Hon Hai Precision Industry Co. Ltd.	995,000	3,254,867
	Hong Pu Real Estate Development Co. Ltd.	42,000	39,342
	Hong TAI Electric Industrial	52,000	44,953
	Hong YI Fiber Industry Co.	13,000	6,974
*	Horizon Securities Co. Ltd.	57,240	18,766
	Hota Industrial Manufacturing Co. Ltd.	54,000	90,499
	Hotai Finance Co. Ltd.	28,800	111,511
	Hotai Motor Co. Ltd.	11,100	224,864
	Hotron Precision Electronic Industrial Co. Ltd.	18,919	20,545

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hsin Kuang Steel Co. Ltd.	56,000	$99,627
	Hsin Yung Chien Co. Ltd.	6,000	20,033
	Hsing TA Cement Co.	41,000	23,201
*	HTC Corp.	156,000	243,705
	Hu Lane Associate, Inc.	16,000	76,753
	HUA ENG Wire & Cable Co. Ltd.	78,000	50,973
*	Hua Jung Components Co. Ltd.	30,000	14,310
	Hua Nan Financial Holdings Co. Ltd., Class C	1,072,384	738,710
	Hua Yu Lien Development Co. Ltd.	12,000	32,193
	Huaku Development Co. Ltd.	68,000	206,609
	Huang Hsiang Construction Corp.	34,000	46,739
	Huikwang Corp.	14,000	15,204
	Hung Ching Development & Construction Co. Ltd.	21,000	19,829
	Hung Sheng Construction Ltd.	97,000	61,613
	Huxen Corp.	7,000	11,570
	Hwa Fong Rubber Industrial Co. Ltd.	40,000	18,299
	Hwacom Systems, Inc.	32,000	19,348
	Ibase Technology, Inc.	24,000	66,149
*	IBF Financial Holdings Co. Ltd.	609,032	232,443
	Ichia Technologies, Inc.	79,000	85,512
	I-Chiun Precision Industry Co. Ltd.	31,000	48,977
*	Ideal Bike Corp.	29,000	9,047
	IEI Integration Corp.	37,000	92,246
	Infortrend Technology, Inc.	51,000	33,187
	Info-Tek Corp.	21,000	32,824
	Ingentec Corp.	5,000	28,729
	Innodisk Corp.	20,620	199,880
	Innolux Corp.	1,005,122	522,744
	Inpaq Technology Co. Ltd.	25,205	60,919
	Insyde Software Corp.	5,000	40,271
	Intai Technology Corp.	11,000	43,147
	Integrated Service Technology, Inc.	11,000	38,010
	IntelliEPI, Inc.	6,000	11,128
	Interactive Digital Technologies, Inc.	7,000	16,879
	International CSRC Investment Holdings Co.	202,000	121,124
	International Games System Co. Ltd., Class C	15,000	396,835
#	Inventec Corp.	207,000	363,558
	Iron Force Industrial Co. Ltd.	15,000	42,010
	I-Sheng Electric Wire & Cable Co. Ltd.	27,000	39,962
	I-Sunny Construction & Development Co. Ltd.	13,000	37,291
	ITE Technology, Inc.	38,000	184,525
	ITEQ Corp.	49,000	129,731
	J&V Energy Technology Co. Ltd.	12,000	43,582
#	Jarllytec Co. Ltd.	9,000	67,029
	Jean Co. Ltd.	46,277	38,388
	Jentech Precision Industrial Co. Ltd.	8,299	198,656
	Jess-Link Products Co. Ltd.	18,000	45,858
	Jetway Information Co. Ltd.	17,000	22,437
	Jetwell Computer Co. Ltd.	9,000	27,367
	Jia Wei Lifestyle, Inc.	8,000	15,420
	Jih Lin Technology Co. Ltd.	9,000	18,844
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	19,358
#	Jinan Acetate Chemical Co. Ltd.	5,820	156,158
	Johnson Health Tech Co. Ltd.	22,000	45,543
	K Laser Technology, Inc.	47,000	36,931
	Kaimei Electronic Corp.	24,400	49,648
	Kaori Heat Treatment Co. Ltd.	14,000	101,271
	Kedge Construction Co. Ltd.	12,523	31,618
	Keding Enterprises Co. Ltd.	6,000	22,024

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KEE TAI Properties Co. Ltd.	93,000	$45,675
	Kenda Rubber Industrial Co. Ltd.	153,051	145,821
	Kent Industrial Co. Ltd.	12,000	9,030
	Kerry TJ Logistics Co. Ltd.	56,000	66,664
	Keystone Microtech Corp.	7,000	64,929
	KHGEARS International Ltd.	5,000	13,478
	Kindom Development Co. Ltd.	108,000	136,510
	King Chou Marine Technology Co. Ltd.	10,000	12,432
#	King Slide Works Co. Ltd.	5,000	166,044
	King Yuan Electronics Co. Ltd.	235,000	627,736
	King's Town Bank Co. Ltd.	198,000	257,638
*	King's Town Construction Co. Ltd.	9,000	8,939
	Kinik Co.	19,000	132,994
	Kinko Optical Co. Ltd.	31,000	25,883
	Kinpo Electronics	269,000	132,254
	Kinsus Interconnect Technology Corp.	87,000	278,480
	KMC Kuei Meng International, Inc.	14,000	56,555
	KNH Enterprise Co. Ltd.	40,000	33,815
	Ko Ja Cayman Co. Ltd.	6,000	11,584
	KS Terminals, Inc.	36,000	78,376
	Kung Long Batteries Industrial Co. Ltd.	13,000	54,006
*	Kung Sing Engineering Corp.	94,000	37,802
	Kuo Toong International Co. Ltd.	64,000	115,417
*	Kuo Yang Construction Co. Ltd.	61,000	42,617
	Kwong Lung Enterprise Co. Ltd.	28,000	51,851
	KYE Systems Corp.	74,000	38,502
	L&K Engineering Co. Ltd.	47,000	256,516
	La Kaffa International Co. Ltd.	5,000	20,794
	LandMark Optoelectronics Corp.	19,000	65,097
	Lanner Electronics, Inc.	24,380	89,506
	Largan Precision Co. Ltd.	8,000	634,278
	Laser Tek Taiwan Co. Ltd.	13,300	14,520
	Laster Tech Corp. Ltd.	21,000	32,521
*	Lealea Enterprise Co. Ltd.	171,600	54,989
*	Leatec Fine Ceramics Co. Ltd.	18,000	15,891
	LEE CHI Enterprises Co. Ltd.	39,000	18,713
	Lelon Electronics Corp.	31,000	67,947
	Lemtech Holdings Co. Ltd.	10,000	27,332
	Leo Systems, Inc.	20,000	21,479
*	Leofoo Development Co. Ltd.	34,000	19,203
*	Li Cheng Enterprise Co. Ltd.	15,000	9,396
*	Li Peng Enterprise Co. Ltd.	138,000	33,963
	Lian HWA Food Corp.	23,931	66,273
	Lida Holdings Ltd.	20,000	20,549
	Lien Hwa Industrial Holdings Corp.	87,538	181,327
	Lingsen Precision Industries Ltd.	86,000	66,976
*	Lion Travel Service Co. Ltd.	10,000	41,139
	Lite-On Technology Corp.	183,000	633,749
	Liton Technology Corp.	8,000	8,909
*	Long Bon International Co. Ltd.	23,000	11,423
	Long Da Construction & Development Corp.	55,000	55,270
	Longchen Paper & Packaging Co. Ltd.	184,515	81,428
	Longwell Co.	27,000	55,542
	Lotes Co. Ltd.	15,207	479,718
	Lotus Pharmaceutical Co. Ltd.	20,000	178,102
	Lucky Cement Corp.	65,000	31,556
	Lumax International Corp. Ltd.	21,600	62,170
*	Lung Yen Life Service Corp.	42,000	51,861
	Lungteh Shipbuilding Co. Ltd.	11,000	28,866

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Luxe Green Energy Technology Co. Ltd.	21,000	$22,084
#	LuxNet Corp.	12,617	58,011
#	M3 Technology, Inc.	6,000	33,935
	M31 Technology Corp.	3,200	179,228
	Macauto Industrial Co. Ltd.	13,000	29,202
	Machvision, Inc.	7,000	61,583
	Macroblock, Inc.	10,000	32,213
	Macronix International Co. Ltd.	378,000	352,171
	Makalot Industrial Co. Ltd.	24,000	275,309
	Marketech International Corp.	22,000	102,995
	Materials Analysis Technology, Inc.	12,622	101,679
	Maxigen Biotech, Inc.	13,650	19,944
	Mayer Steel Pipe Corp.	42,000	44,114
	Medeon Biodesign, Inc.	11,339	17,260
	MediaTek, Inc.	115,000	3,548,626
	Mega Financial Holding Co. Ltd.	557,190	669,308
	Meiloon Industrial Co.	16,800	10,614
*	Mercuries & Associates Holding Ltd.	106,396	42,085
*	Mercuries Life Insurance Co. Ltd.	777,981	119,759
	Merida Industry Co. Ltd.	52,000	284,786
	Merry Electronics Co. Ltd.	53,000	172,501
	METAAGE Corp.	20,000	45,168
	Micro-Star International Co. Ltd.	94,000	545,202
	Mildef Crete, Inc.	16,000	41,786
	MIN AIK Technology Co. Ltd.	17,000	10,871
	Mirle Automation Corp.	35,000	40,067
	Mitac Holdings Corp.	208,000	298,959
*	Mobiletron Electronics Co. Ltd.	11,000	18,515
#	momo.com, Inc.	13,000	180,453
	MOSA Industrial Corp.	25,969	19,000
	Mosel Vitelic, Inc.	18,000	17,818
	Motech Industries, Inc.	72,000	59,785
	MPI Corp.	21,000	184,881
	MSSCORPS Co. Ltd.	13,000	58,155
*	My Humble House Hospitality Management Consulting	13,000	24,445
	Nak Sealing Technologies Corp.	17,000	69,712
	Namchow Holdings Co. Ltd.	41,000	68,228
	Nan Liu Enterprise Co. Ltd.	10,000	23,057
	Nan Pao Resins Chemical Co. Ltd.	13,000	120,495
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	14,096
	Nan Ya Plastics Corp.	269,000	521,324
	Nan Ya Printed Circuit Board Corp.	45,000	324,875
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	18,776
	Nantex Industry Co. Ltd.	57,000	65,752
	Nanya Technology Corp.	122,000	267,578
	National Aerospace Fasteners Corp.	7,000	20,308
	National Petroleum Co. Ltd.	21,000	44,755
	Netronix, Inc.	18,000	51,814
	New Best Wire Industrial Co. Ltd.	8,000	8,831
#*	New Era Electronics Co. Ltd.	20,000	29,192
*	Newmax Technology Co. Ltd.	24,000	25,091
	Nexcom International Co. Ltd.	25,000	37,389
	Nichidenbo Corp.	37,000	66,792
	Nidec Chaun-Choung Technology Corp.	4,000	16,729
	Nien Hsing Textile Co. Ltd.	35,000	21,346
	Nien Made Enterprise Co. Ltd.	27,000	288,640
	Niko Semiconductor Co. Ltd.	15,080	26,381
	Nishoku Technology, Inc.	12,000	39,704
	Nova Technology Corp.	11,000	48,859

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Novatek Microelectronics Corp.	53,000	$863,354
	Nuvoton Technology Corp.	37,000	151,438
	Nyquest Technology Co. Ltd.	5,000	12,991
	O-Bank Co. Ltd.	351,000	105,494
*	Ocean Plastics Co. Ltd.	45,000	52,204
	OFCO Industrial Corp.	23,000	17,738
	OK Biotech Co. Ltd.	23,571	18,634
	Oneness Biotech Co. Ltd.	9,102	50,138
	Optimax Technology Corp.	21,946	23,217
	Orient Semiconductor Electronics Ltd.	98,000	199,427
	Oriental Union Chemical Corp.	131,000	77,251
	O-TA Precision Industry Co. Ltd.	22,000	62,319
	Pacific Construction Co.	43,000	13,727
	Pacific Hospital Supply Co. Ltd.	16,000	43,192
	Paiho Shih Holdings Corp.	30,628	17,511
	Pan Asia Chemical Corp.	48,375	19,462
	Pan German Universal Motors Ltd.	4,000	37,552
	Pan Jit International, Inc.	65,000	128,036
	Pan Ram International Corp.	18,000	24,644
	Pan-International Industrial Corp.	102,000	107,643
	Panion & BF Biotech, Inc.	8,000	26,399
	Parade Technologies Ltd.	7,000	248,340
	Parpro Corp.	14,000	14,870
*	PChome Online, Inc.	35,268	50,397
	PCL Technologies, Inc.	20,281	47,034
	P-Duke Technology Co. Ltd.	10,000	30,542
	Pegatron Corp.	272,000	717,038
	Pegavision Corp.	6,514	80,791
*	PharmaEssentia Corp.	16,219	162,854
	Phison Electronics Corp.	18,000	302,296
	Phoenix Silicon International Corp.	40,272	65,767
*	Phytohealth Corp.	20,000	14,061
	Pixart Imaging, Inc.	28,000	142,127
	Planet Technology Corp.	8,000	36,585
	Plastron Precision Co. Ltd.	27,000	15,330
	Polytronics Technology Corp.	14,000	23,610
	Posiflex Technology, Inc.	11,000	41,322
	Pou Chen Corp.	264,000	265,765
	Power Wind Health Industry, Inc.	5,000	17,967
	Powerchip Semiconductor Manufacturing Corp.	358,000	307,818
	Powertech Technology, Inc.	122,000	566,408
	Poya International Co. Ltd.	11,161	183,893
	President Chain Store Corp.	58,000	489,018
	President Securities Corp.	171,000	102,824
	Primax Electronics Ltd.	103,000	215,919
	Prince Housing & Development Corp.	202,000	67,677
	Princeton Technology Corp.	40,000	36,752
	Pro Hawk Corp.	2,000	9,516
	Progate Group Corp.	3,000	39,624
	Promate Electronic Co. Ltd.	48,000	91,571
	Prosperity Dielectrics Co. Ltd.	23,000	33,407
	Qisda Corp.	185,000	274,822
	QST International Corp.	13,195	25,858
	Qualipoly Chemical Corp.	16,000	19,146
	Quang Viet Enterprise Co. Ltd.	12,000	42,069
	Quanta Computer, Inc.	98,000	774,887
	Quanta Storage, Inc.	51,000	130,049
	Quintain Steel Co. Ltd.	67,514	33,026
	Radiant Opto-Electronics Corp.	73,000	322,831

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Radium Life Tech Co. Ltd.	163,000	$49,001
	Rafael Microelectronics, Inc.	2,000	9,240
	Raydium Semiconductor Corp.	16,000	191,991
	Realtek Semiconductor Corp.	28,000	419,031
	Rechi Precision Co. Ltd.	99,000	69,859
*	Rexon Industrial Corp. Ltd.	22,000	31,347
*	Rich Development Co. Ltd.	109,000	32,707
	Right WAY Industrial Co. Ltd.	19,000	9,817
*	Ritek Corp.	177,000	44,044
	Rodex Fasteners Corp.	12,000	16,899
	Ruby Tech Corp.	9,000	18,791
	Ruentex Development Co. Ltd.	185,400	211,193
	Ruentex Engineering & Construction Co.	14,000	52,654
	Ruentex Industries Ltd.	89,619	171,721
	Run Long Construction Co. Ltd.	64,000	210,454
	Sakura Development Co. Ltd.	48,685	75,076
	Sampo Corp.	83,000	75,541
	San Fang Chemical Industry Co. Ltd.	40,000	33,552
	San Far Property Ltd.	22,000	15,251
	San Fu Chemical Co. Ltd.	11,000	44,744
	San Shing Fastech Corp.	22,000	38,644
	Sanitar Co. Ltd.	8,000	9,288
	Sanyang Motor Co. Ltd.	100,000	224,857
	Savior Lifetec Corp.	80,000	51,029
	SCI Pharmtech, Inc.	14,714	44,624
	ScinoPharm Taiwan Ltd.	49,000	39,329
	SciVision Biotech, Inc.	9,000	21,523
	SDI Corp.	32,000	104,628
	Sea Sonic Electronics Co. Ltd.	10,000	29,377
	Securitag Assembly Group Co.	4,000	12,885
	Senao International Co. Ltd.	18,000	21,749
#	Senao Networks, Inc.	5,000	38,185
	Sensortek Technology Corp.	4,000	57,402
	Sercomm Corp.	67,000	277,532
	Sesoda Corp.	54,000	55,670
	Shanghai Commercial & Savings Bank Ltd.	260,881	368,714
	Shan-Loong Transportation Co. Ltd.	20,000	19,035
	Sharehope Medicine Co. Ltd.	22,048	22,819
	Sheng Yu Steel Co. Ltd.	37,000	33,201
	ShenMao Technology, Inc.	30,000	64,036
	Shieh Yih Machinery Industry Co. Ltd.	23,000	17,581
	Shih Her Technologies, Inc.	15,000	43,537
	Shih Wei Navigation Co. Ltd.	97,201	60,205
	Shihlin Electric & Engineering Corp.	55,000	212,998
	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	15,163
	Shin Hsiung Natural Gas Co. Ltd.	6,000	10,732
*	Shin Kong Financial Holding Co. Ltd.	1,608,000	430,546
	Shin Ruenn Development Co. Ltd.	17,260	32,132
	Shin Zu Shing Co. Ltd.	34,000	162,050
	Shinfox Energy Co. Ltd.	19,000	66,488
*	Shining Building Business Co. Ltd.	85,000	27,938
	Shinkong Insurance Co. Ltd.	53,000	116,744
	Shinkong Synthetic Fibers Corp.	307,000	146,807
	Shinkong Textile Co. Ltd.	36,000	51,987
	Shiny Chemical Industrial Co. Ltd.	29,500	124,661
	ShunSin Technology Holding Ltd.	11,000	65,903
*	Shuttle, Inc.	88,000	47,942
	Sigurd Microelectronics Corp.	121,000	260,824
	Silergy Corp.	25,000	307,668

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Silicon Integrated Systems Corp.	135,900	$178,937
	Silicon Power Computer & Communications, Inc.	19,000	20,774
	Simplo Technology Co. Ltd.	28,000	362,351
	Sinbon Electronics Co. Ltd.	22,000	181,127
	Sincere Navigation Corp.	75,000	54,876
	Singatron Enterprise Co. Ltd.	16,000	15,953
	Sinher Technology, Inc.	9,000	9,836
	Sinmag Equipment Corp.	12,000	56,306
	Sino-American Silicon Products, Inc.	84,000	513,611
	Sinon Corp.	82,000	101,002
	SinoPac Financial Holdings Co. Ltd.	1,286,162	787,095
	Sinphar Pharmaceutical Co. Ltd.	32,000	33,392
	Sinyi Realty, Inc.	54,000	50,003
	Sirtec International Co. Ltd.	24,000	23,171
	Sitronix Technology Corp.	26,000	225,604
	Siward Crystal Technology Co. Ltd.	34,000	36,107
	Soft-World International Corp.	17,000	77,744
	Solar Applied Materials Technology Corp.	94,000	118,048
	Solomon Technology Corp.	21,000	26,507
	Solteam, Inc.	16,465	22,386
	Solytech Enterprise Corp.	46,000	22,806
	Sonix Technology Co. Ltd.	17,000	28,877
	Southeast Cement Co. Ltd.	21,000	12,169
	Speed Tech Corp.	33,000	61,866
	Spirox Corp.	27,000	52,811
	Sporton International, Inc.	16,650	123,272
	Sports Gear Co. Ltd.	32,000	70,302
	St Shine Optical Co. Ltd.	12,000	73,470
	Standard Chemical & Pharmaceutical Co. Ltd.	18,000	36,839
	Standard Foods Corp.	77,000	92,072
	Stark Technology, Inc.	21,000	80,717
	S-Tech Corp.	20,000	21,384
	STL Technology Co. Ltd.	13,000	12,502
	Sun Yad Construction Co. Ltd.	26,686	11,744
	Sunjuice Holdings Co. Ltd.	1,000	7,351
	Sunko INK Co. Ltd.	30,000	13,746
	SunMax Biotechnology Co. Ltd.	8,000	51,481
	Sunny Friend Environmental Technology Co. Ltd.	20,119	69,864
	Sunonwealth Electric Machine Industry Co. Ltd.	50,000	186,132
	Sunplus Innovation Technology, Inc.	4,000	20,858
	Sunplus Technology Co. Ltd.	93,000	95,784
	Sunrex Technology Corp.	40,000	71,964
	Sunspring Metal Corp.	43,000	34,573
	Superior Plating Technology Co. Ltd.	7,000	13,777
	Supreme Electronics Co. Ltd.	97,693	187,683
	Swancor Holding Co. Ltd.	22,000	68,816
	Sweeten Real Estate Development Co. Ltd.	26,500	23,497
	Symtek Automation Asia Co. Ltd.	14,444	47,601
	Syncmold Enterprise Corp.	28,000	68,583
	Synmosa Biopharma Corp.	52,879	63,451
	Synnex Technology International Corp.	137,000	314,549
#	Syscom Computer Engineering Co.	14,000	25,796
*	Sysgration	31,000	34,279
	Systex Corp.	37,000	136,299
	T3EX Global Holdings Corp.	34,000	98,081
	TA Chen Stainless Pipe	324,116	383,281
	Ta Liang Technology Co. Ltd.	5,150	9,156
	Ta Ya Electric Wire & Cable	116,044	129,106
	Tah Hsin Industrial Corp.	5,720	13,114

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TA-I Technology Co. Ltd.	30,000	$43,310
*	Tai Tung Communication Co. Ltd.	42,192	32,985
	Taichung Commercial Bank Co. Ltd.	384,146	192,596
	TaiDoc Technology Corp.	15,000	76,556
	Taiflex Scientific Co. Ltd.	39,000	60,052
	Taimide Tech, Inc.	26,000	34,182
	Tainan Enterprises Co. Ltd.	8,000	7,271
	Tainan Spinning Co. Ltd.	259,000	122,643
	Tai-Saw Technology Co. Ltd.	16,000	13,118
	Taishin Financial Holding Co. Ltd.	1,357,766	743,800
	TaiSol Electronics Co. Ltd.	13,000	26,353
	Taisun Enterprise Co. Ltd.	60,000	40,006
	Taita Chemical Co. Ltd.	34,000	18,114
	TAI-TECH Advanced Electronics Co. Ltd.	18,000	64,824
	Taiwan Business Bank	1,172,842	499,814
	Taiwan Cement Corp.	497,076	505,891
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	15,048
	Taiwan Cogeneration Corp.	105,301	132,942
	Taiwan Cooperative Financial Holding Co. Ltd.	643,507	522,075
	Taiwan Environment Scientific Co. Ltd.	11,000	18,925
	Taiwan FamilyMart Co. Ltd.	9,000	54,162
	Taiwan Fertilizer Co. Ltd.	108,000	234,519
	Taiwan Fire & Marine Insurance Co. Ltd.	59,000	49,105
	Taiwan FU Hsing Industrial Co. Ltd.	33,000	51,096
*	Taiwan Glass Industry Corp.	239,000	137,285
	Taiwan High Speed Rail Corp.	200,000	188,709
	Taiwan Hon Chuan Enterprise Co. Ltd.	78,000	347,761
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	36,000	43,857
	Taiwan Line Tek Electronic	14,420	16,046
	Taiwan Mask Corp.	43,000	92,689
	Taiwan Mobile Co. Ltd.	162,000	506,386
	Taiwan Navigation Co. Ltd.	62,000	64,073
	Taiwan Paiho Ltd.	74,000	126,399
	Taiwan PCB Techvest Co. Ltd.	72,000	94,528
	Taiwan Sakura Corp.	40,000	89,682
	Taiwan Sanyo Electric Co. Ltd.	28,000	34,130
	Taiwan Secom Co. Ltd.	56,000	208,317
#	Taiwan Semiconductor Co. Ltd.	60,000	154,211
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,747,000	34,972,305
	Taiwan Shin Kong Security Co. Ltd.	61,000	78,074
	Taiwan Styrene Monomer	120,000	54,932
	Taiwan Surface Mounting Technology Corp.	77,000	227,994
	Taiwan Taxi Co. Ltd.	10,000	34,647
*	Taiwan TEA Corp.	119,000	77,172
#	Taiwan Union Technology Corp.	65,000	280,867
	Taiwan-Asia Semiconductor Corp.	68,000	94,456
	Taiyen Biotech Co. Ltd.	27,000	29,276
*	Tang Eng Iron Works Co. Ltd.	20,000	21,386
*	Tatung Co. Ltd.	170,000	237,194
	TBI Motion Technology Co. Ltd.	30,000	30,543
	TCI Co. Ltd.	24,000	131,602
	Te Chang Construction Co. Ltd.	13,000	29,032
	Teco Electric & Machinery Co. Ltd.	163,000	239,059
	Tehmag Foods Corp.	5,000	46,803
	Test Research, Inc.	36,000	79,966
	Test Rite International Co. Ltd.	31,000	20,204
*	Tex-Ray Industrial Co. Ltd.	32,000	11,196
	Thermaltake Technology Co. Ltd.	12,000	16,383
	Thinking Electronic Industrial Co. Ltd.	16,000	81,119

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Thye Ming Industrial Co. Ltd.	24,000	$50,449
	Tofu Restaurant Co. Ltd.	2,000	17,380
	Ton Yi Industrial Corp.	205,000	99,435
	Tong Hsing Electronic Industries Ltd.	47,970	219,923
	Tong Ming Enterprise Co. Ltd.	9,000	9,592
	Tong Yang Industry Co. Ltd.	92,000	250,647
	Tong-Tai Machine & Tool Co. Ltd.	52,000	30,502
	Top Union Electronics Corp.	29,815	31,010
	Topco Scientific Co. Ltd.	35,780	214,351
	Topco Technologies Corp.	10,000	22,237
	Topkey Corp.	18,000	104,757
	Topoint Technology Co. Ltd.	35,000	31,260
	TPK Holding Co. Ltd.	96,000	109,245
	Trade-Van Information Services Co.	6,000	12,816
	Transcend Information, Inc.	42,000	105,491
	Transcom, Inc.	5,500	27,813
	Tripod Technology Corp.	87,000	519,493
	Trusval Technology Co. Ltd.	13,000	53,419
	Tsann Kuen Enterprise Co. Ltd.	8,419	10,482
	TSC Auto ID Technology Co. Ltd.	8,498	61,353
	TSEC Corp.	85,000	77,041
	TSRC Corp.	142,000	100,038
	Ttet Union Corp.	7,000	31,511
	TTFB Co. Ltd.	6,536	49,193
	TTY Biopharm Co. Ltd.	47,000	116,671
*	Tul Corp.	9,000	25,334
	Tung Ho Steel Enterprise Corp.	132,000	311,140
	Tung Thih Electronic Co. Ltd.	15,000	62,275
	TURVO International Co. Ltd.	11,000	44,413
	TXC Corp.	81,000	245,329
	TYC Brother Industrial Co. Ltd.	42,000	52,667
*	Tycoons Group Enterprise	54,115	19,512
*	Tyntek Corp.	79,000	46,956
	UDE Corp.	19,000	34,160
	Ultra Chip, Inc.	9,000	26,177
	U-Ming Marine Transport Corp.	116,000	177,183
	Unic Technology Corp.	21,000	15,159
	Unictron Technologies Corp.	8,000	21,330
	Uniform Industrial Corp.	15,000	16,414
#	Unimicron Technology Corp.	183,000	1,026,681
	Union Bank of Taiwan	280,007	126,624
*	Union Insurance Co. Ltd.	22,000	22,985
	Uni-President Enterprises Corp.	658,000	1,520,561
	Unitech Computer Co. Ltd.	13,000	13,973
	Unitech Printed Circuit Board Corp.	174,841	105,937
	United Integrated Services Co. Ltd.	35,000	309,642
#	United Microelectronics Corp., Sponsored ADR	33,330	256,974
#	United Microelectronics Corp.	882,000	1,373,854
	United Orthopedic Corp.	23,000	71,348
	United Radiant Technology	17,000	9,918
	United Recommend International Co. Ltd.	11,070	31,033
	United Renewable Energy Co. Ltd.	356,000	146,945
	Univacco Technology, Inc.	17,000	15,626
	Universal Cement Corp.	101,640	94,456
	Universal Microwave Technology, Inc.	5,000	24,963
	Universal Vision Biotechnology Co. Ltd.	8,798	77,164
	Universal, Inc.	9,000	11,401
	UPC Technology Corp.	180,000	85,745
*	UPI Semiconductor Corp.	9,000	73,616

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Userjoy Technology Co. Ltd.	6,300	$15,624
	USI Corp.	173,000	100,953
	U-Tech Media Corp.	25,000	14,063
	Utechzone Co. Ltd.	12,000	28,683
	UVAT Technology Co. Ltd.	9,000	16,765
	Value Valves Co. Ltd.	8,000	23,247
	Vanguard International Semiconductor Corp.	175,000	410,615
	Ventec International Group Co. Ltd., Class C	13,000	37,879
	VIA Labs, Inc.	4,000	31,991
	Via Technologies, Inc.	10,000	44,275
	Viking Tech Corp.	26,000	43,197
	Visco Vision, Inc.	9,000	68,899
	VisEra Technologies Co. Ltd.	10,000	89,860
	Visual Photonics Epitaxy Co. Ltd.	18,000	77,470
	Voltronic Power Technology Corp.	9,000	384,865
#	Wafer Works Corp.	137,000	180,159
#	Waffer Technology Corp.	20,907	67,417
	Wah Hong Industrial Corp.	21,000	23,230
	Wah Lee Industrial Corp.	42,000	129,717
	Walsin Lihwa Corp.	320,442	361,807
	Walsin Technology Corp.	74,000	253,659
	Walton Advanced Engineering, Inc.	69,000	34,755
	Wan Hai Lines Ltd.	85,400	133,335
	WEI Chih Steel Industrial Co. Ltd.	14,000	10,789
	Wei Chuan Foods Corp.	99,000	58,923
	Weikeng Industrial Co. Ltd.	102,000	99,651
	Well Shin Technology Co. Ltd.	25,000	40,796
	Welldone Co.	10,000	17,043
	Wholetech System Hitech Ltd.	11,000	27,786
	Win Semiconductors Corp.	34,000	167,532
	Winbond Electronics Corp.	509,698	443,037
	Winmate, Inc.	6,000	26,507
	Winstek Semiconductor Co. Ltd.	14,000	54,450
	WinWay Technology Co. Ltd.	4,000	101,261
	Wisdom Marine Lines Co. Ltd.	127,000	208,569
	Wiselink Co. Ltd.	7,000	22,797
#	Wistron Corp.	255,000	933,637
	Wistron Information Technology & Services Corp.	15,659	68,399
	Wistron NeWeb Corp.	54,647	248,982
	Wiwynn Corp.	7,000	493,506
	Wonderful Hi-Tech Co. Ltd.	36,000	35,041
	Wowprime Corp.	17,293	133,712
	WPG Holdings Ltd.	252,000	701,544
	WT Microelectronics Co. Ltd.	62,641	314,668
	WUS Printed Circuit Co. Ltd.	33,000	36,708
	XinTec, Inc.	35,000	140,266
	Xxentria Technology Materials Corp.	38,500	88,646
	Ya Horng Electronic Co. Ltd.	7,000	13,742
	Yageo Corp.	24,836	436,843
	Yang Ming Marine Transport Corp.	315,000	480,320
	Yankey Engineering Co. Ltd.	10,431	109,255
	Yao Sheng Electronic Co. Ltd.	5,000	13,667
	YC INOX Co. Ltd.	86,000	71,485
	YCC Parts Manufacturing Co. Ltd.	11,000	21,176
	Yea Shin International Development Co. Ltd.	36,702	40,024
	Yem Chio Co. Ltd.	102,000	55,051
	Yen Sun Technology Corp.	14,000	18,873
*	Yeong Guan Energy Technology Group Co. Ltd.	27,000	43,457
	YFC-Boneagle Electric Co. Ltd.	23,000	18,362

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YFY, Inc.	262,000	$250,667
	Yi Jinn Industrial Co. Ltd.	31,000	18,107
	Yieh Phui Enterprise Co. Ltd.	206,600	101,506
	Yonyu Plastics Co. Ltd.	12,000	11,894
	Young Fast Optoelectronics Co. Ltd.	15,000	28,917
	Youngtek Electronics Corp.	32,000	66,162
	Yuan High-Tech Development Co. Ltd.	3,000	11,851
	Yuanta Financial Holding Co. Ltd.	1,210,302	1,043,394
	Yuanta Futures Co. Ltd.	14,000	27,085
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	44,444
	Yulon Finance Corp.	56,308	313,876
#	Yulon Motor Co. Ltd.	114,864	254,001
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,323
	Yungshin Construction & Development Co. Ltd.	24,000	71,051
	YungShin Global Holding Corp.	53,000	78,405
	Yusin Holding Corp.	7,000	25,321
	Zeng Hsing Industrial Co. Ltd.	14,669	47,317
	Zenitron Corp.	47,000	50,035
	Zero One Technology Co. Ltd.	35,579	77,577
#	Zhen Ding Technology Holding Ltd.	117,000	376,663
	Zig Sheng Industrial Co. Ltd.	75,000	24,197
*	Zinwell Corp.	73,000	49,213
	Zippy Technology Corp.	20,000	30,427
	Zyxel Group Corp.	61,895	94,018
TOTAL TAIWAN			159,307,275
THAILAND — (2.3%)
	AAPICO Hitech PCL	46,400	38,255
*	Absolute Clean Energy PCL	547,400	23,761
	Advanced Info Service PCL	71,800	443,216
	Advanced Information Technology PCL, Class F	185,950	19,079
	AEON Thana Sinsap Thailand PCL	17,500	74,730
	After You PCL	40,100	10,399
	Airports of Thailand PCL	183,000	308,202
	Allianz Ayudhya Capital PCL	9,200	8,687
	Amata Corp. PCL	204,000	122,478
	AP Thailand PCL	484,500	146,125
	Asia Plus Group Holdings PCL	335,500	26,479
	Asia Sermkij Leasing PCL, NVDR	30,000	16,828
	Asian Alliance International PCL	102,000	11,213
	Asian Insulators PCL	64,800	8,037
	Asian Sea Corp. PCL, Class F	67,100	12,388
	Asset World Corp. PCL	609,300	68,354
	Assetwise PCL	38,500	9,007
	B Grimm Power PCL	88,000	68,832
	Bangchak Corp. PCL	210,900	249,674
	Bangchak Sriracha PCL	114,300	27,868
	Bangkok Airways PCL	219,200	90,825
	Bangkok Bank PCL	76,900	305,628
	Bangkok Chain Hospital PCL	152,700	97,273
	Bangkok Commercial Asset Management PCL	459,900	102,409
	Bangkok Dusit Medical Services PCL, Class F	617,800	478,881
	Bangkok Expressway & Metro PCL	575,500	119,228
	Bangkok Insurance PCL	19,100	165,279
*	Bangkok Land PCL	2,949,300	59,855
	Bangkok Life Assurance PCL, NVDR	48,900	26,326
#	Banpu PCL	1,553,500	271,488
	Banpu Power PCL	65,300	26,689
	BCPG PCL	149,800	35,046

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	BEC World PCL	300,000	$39,236
#	Berli Jucker PCL	83,700	55,914
	Betagro PCL	75,000	46,508
*	Better World Green PCL	857,700	12,330
	BG Container Glass PCL	65,500	13,939
*	Bound & Beyond PCL	54,600	19,699
	BTS Group Holdings PCL	391,700	66,245
	Bumrungrad Hospital PCL	50,900	344,331
	Cal-Comp Electronics Thailand PCL, Class F	1,020,887	77,119
	Carabao Group PCL, Class F	39,600	83,994
	Central Pattana PCL	85,000	155,134
*	Central Plaza Hotel PCL	38,100	46,716
	Central Retail Corp. PCL	185,200	173,572
	CH Karnchang PCL	82,300	49,875
	Charoen Pokphand Foods PCL	425,200	222,922
	Chayo Group PCL	201,160	28,917
	Chularat Hospital PCL, Class F	1,074,700	89,666
	CK Power PCL	278,900	30,030
	Com7 PCL, Class F	122,600	73,261
*	Country Group Development PCL	1,753,500	17,299
*	Country Group Holdings PCL, Class F	655,000	13,108
	CP ALL PCL	183,000	269,516
	Delta Electronics Thailand PCL	166,500	369,583
*	Demco PCL	163,000	11,211
	Diamond Building Products PCL	45,400	10,557
	Don Muang Tollway PCL	118,100	43,941
	Dynasty Ceramic PCL	928,200	42,384
	Eastern Polymer Group PCL, Class F	202,900	43,465
	Eastern Water Resources Development & Management PCL, Class F	110,200	12,611
	Ekachai Medical Care PCL	84,000	17,758
	Electricity Generating PCL	21,800	80,803
	Energy Absolute PCL	151,200	169,409
*	Erawan Group PCL	464,200	66,730
	Forth Corp. PCL	31,800	15,327
	Forth Smart Service PCL	23,400	4,518
	Fortune Parts Industry PCL, Class F	107,900	7,786
	Frasers Property Thailand PCL	68,900	29,131
	GFPT PCL	128,100	41,162
	Global Green Chemicals PCL, Class F	58,600	14,288
	Global Power Synergy PCL, Class F	43,600	60,526
*	Green Tech Ventures PCL, Class F	3,513,400	17,826
	Gulf Energy Development PCL	125,900	154,370
	Gunkul Engineering PCL	932,100	80,395
	Haad Thip PCL	61,200	27,428
	Hana Microelectronics PCL	90,400	121,671
	Heng Leasing & Capital PCL	223,300	11,267
	Home Product Center PCL	518,300	153,397
	Ichitan Group PCL	151,200	74,156
	Index Livingmall PCL	33,900	21,213
	Indorama Ventures PCL	118,600	78,894
	Intouch Holdings PCL, Class F	14,800	30,766
	IRPC PCL	1,292,800	71,058
*	Italian-Thai Development PCL	1,362,900	28,428
#	Jasmine International PCL	725,300	42,115
*	Jasmine Technology Solution PCL	12,300	26,782
#	Jaymart Group Holdings PCL	112,400	45,622
	JMT Network Services PCL	105,300	60,846
	Karmarts PCL	116,500	49,257
	Kasikornbank PCL	24,900	84,222

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	KCE Electronics PCL	101,100	$126,811
	KGI Securities Thailand PCL	357,500	46,555
#	Khon Kaen Sugar Industry PCL	448,000	31,569
	Kiatnakin Phatra Bank PCL	33,500	46,033
	Krung Thai Bank PCL	298,600	133,824
#	Krungthai Card PCL	90,500	111,602
	Lalin Property PCL	77,200	17,191
	Land & Houses PCL	578,300	124,699
	Lanna Resources PCL	46,300	19,445
	LH Financial Group PCL	520,700	14,677
*	Loxley PCL	153,300	6,006
	LPN Development PCL	269,000	28,509
	Major Cineplex Group PCL	106,400	41,987
	Malee Group PCL	35,500	8,706
	MBK PCL	181,608	81,903
	MC Group PCL	82,900	30,143
	MCS Steel PCL	99,900	17,599
*	MDX PCL	62,800	5,027
	Mega Lifesciences PCL	58,100	70,419
	Minor International PCL	410,900	353,251
	MK Restaurants Group PCL	37,400	38,214
	Muangthai Capital PCL	72,600	86,971
	Namyong Terminal PCL	111,900	13,184
	Netbay PCL	28,600	19,347
	Ngern Tid Lor PCL	169,362	104,069
	Noble Development PCL	212,600	23,251
	Northeast Rubber PCL	443,100	68,068
	NSL Foods PCL	40,500	21,576
*	Nusasiri PCL	759,400	6,850
	Origin Property PCL, Class F	243,000	55,823
	Osotspa PCL	90,500	53,059
	Plan B Media Pcl, Class F	338,888	84,059
*	Platinum Group PCL, Class F	364,500	30,617
	Polyplex Thailand PCL	61,000	17,882
	Praram 9 Hospital PCL	70,900	35,373
#	Precious Shipping PCL	228,000	48,842
	Prima Marine PCL	413,100	69,282
	Property Perfect PCL	1,293,915	10,212
	Pruksa Holding PCL	141,600	48,294
*	PSG Corp. PCL	1,912,300	33,419
	PTG Energy PCL	347,000	84,115
	PTT Exploration & Production PCL	169,100	714,960
	PTT Global Chemical PCL	158,900	150,043
	PTT Oil & Retail Business PCL	191,900	97,904
	PTT PCL	1,064,900	1,013,047
	Quality Houses PCL	1,397,300	87,436
	R&B Food Supply PCL	41,000	14,677
*	Rabbit Holdings PCL, Class F	726,300	9,417
*	Raimon Land PCL	720,500	8,327
	Rajthanee Hospital PCL	21,200	15,835
	Ramkhamhaeng Hospital PCL, Class F	19,700	18,047
#	Ratch Group PCL	100,500	85,692
	Ratchaphruek Hospital PCL, Class F	55,300	10,132
	Ratchthani Leasing PCL	458,900	32,855
	Regional Container Lines PCL	116,700	83,058
	Rojana Industrial Park PCL	195,800	32,286
#	RS PCL	109,230	42,488
*	S Hotels & Resorts PCL	330,833	22,380
	Sabina PCL	36,200	28,570

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sabuy Technology PCL	148,900	$20,565
	Saha-Union PCL	31,400	28,322
	Saksiam Leasing PCL	153,800	17,514
*	Samart Corp. PCL	111,900	16,401
	Sansiri PCL	3,856,600	194,583
	Sappe PCL	24,700	59,701
	SC Asset Corp. PCL	436,400	40,100
	SCB X PCL	36,100	105,825
	SCG Ceramics PCL	288,200	8,042
	SCG Packaging PCL	109,600	97,312
	Sena Development PCL	185,900	12,261
	Sermsang Power Corp. Co. Ltd.	66,066	15,642
	Siam Cement PCL	16,000	121,767
	Siam City Cement PCL	10,300	39,049
#	Siam Global House PCL	127,866	54,783
*	Siam Wellness Group Pcl, Class F	43,100	15,429
	Siamgas & Petrochemicals PCL	162,300	36,598
	Sikarin PCL, Class F	105,200	29,949
	Singer Thailand PCL	83,900	22,939
	Singha Estate PCL	408,100	9,317
#	Sino-Thai Engineering & Construction PCL	235,500	56,755
	SISB PCL	34,700	36,923
	SNC Former PCL	42,900	10,460
	Somboon Advance Technology PCL	43,500	22,316
	SPCG PCL	143,200	49,244
	Sri Trang Agro-Industry PCL	199,700	97,380
	Sri Trang Gloves Thailand PCL	214,600	43,552
	Srinanaporn Marketing PCL	67,600	35,441
	Srisawad Capital 1969 PCL	246,400	23,197
	Srisawad Corp. PCL	145,500	161,997
	Srivichai Vejvivat PCL	49,900	11,252
	Star Petroleum Refining PCL	305,900	72,428
	Stars Microelectronics Thailand PCL	112,600	10,410
*	STP & I PCL	268,500	23,613
	Supalai PCL	218,500	121,329
*	Super Energy Corp. PCL	5,441,500	64,419
	Susco PCL	78,800	10,173
	SVI PCL	87,400	16,383
	Synnex Thailand PCL	32,400	9,681
	Syntec Construction PCL	243,200	11,585
	Taokaenoi Food & Marketing PCL, Class F	103,800	31,599
	Tata Steel Thailand PCL	439,200	9,904
	Thai Oil PCL	147,679	227,903
	Thai Stanley Electric PCL, Class F	5,900	34,258
	Thai Union Group PCL, Class F	312,600	133,931
	Thai Vegetable Oil PCL	84,120	49,793
	Thaicom PCL	111,000	36,919
	Thaifoods Group PCL, Class F	489,500	49,947
	Thanachart Capital PCL	31,700	45,346
	Thonburi Healthcare Group PCL	37,400	49,810
	Thoresen Thai Agencies PCL	426,200	74,482
	Tipco Asphalt PCL	155,800	70,703
	Tisco Financial Group PCL	42,500	118,596
	TKS Technologies PCL	84,500	16,196
	TMBThanachart Bank PCL	2,322,274	117,169
	TMT Steel PCL	57,900	9,547
	TOA Paint Thailand PCL	92,100	54,776
	TPI Polene PCL	1,522,200	60,069
	TPI Polene Power PCL	847,300	80,246

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TQM Alpha PCL	40,000	$32,697
*	True Corp. PCL	1,443,890	246,227
	TTCL PCL	108,200	10,491
	TTW PCL	169,300	46,050
	Union Auction PCL	36,100	10,990
	United Paper PCL	43,200	14,247
	Univanich Palm Oil PCL	208,100	51,911
	Vanachai Group PCL	101,000	10,192
	VGI PCL	1,393,410	62,056
	WHA Corp. PCL	993,300	132,711
	WHA Utilities & Power PCL	109,700	12,121
	Workpoint Entertainment PCL	39,100	11,352
*	Xspring Capital PCL	1,167,000	35,197
*	YGGDRAZIL Group PCL	41,400	8,052
TOTAL THAILAND			16,148,515
TURKEY — (1.5%)
	Adel Kalemcilik Ticaret ve Sanayi AS	1,636	24,426
*	Adese Alisveris Merkezleri Ticaret AS	296,202	22,840
	Afyon Cimento Sanayi TAS	50,779	20,776
	Agesa Hayat ve Emeklilik AS	6,160	11,799
	Akbank TAS	395,154	514,376
	Akcansa Cimento AS	6,144	34,580
	Aksa Akrilik Kimya Sanayii AS	23,808	73,083
	Aksa Enerji Uretim AS	31,229	37,055
*	Aksigorta AS	108,727	23,285
	Alarko Holding AS	13,593	47,899
*	Albaraka Turk Katilim Bankasi AS	562,031	78,427
	Alkim Alkali Kimya AS	12,658	15,916
*	Anadolu Anonim Turk Sigorta Sirketi	38,146	89,529
	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,171	121,406
	Anadolu Hayat Emeklilik AS	32,074	45,014
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,537	29,264
	Arcelik AS	8,540	39,804
	ARD Grup Bilisim Teknolojileri AS	36,284	48,637
	Aselsan Elektronik Sanayi Ve Ticaret AS	64,442	107,403
*	Aydem Yenilenebilir Enerji AS, Class A	30,439	23,209
	Aygaz AS	13,679	66,377
	Aztek Teknoloji Urunleri Ticaret AS	4,145	22,030
	Bagfas Bandirma Gubre Fabrikalari AS	16,111	14,468
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	8,285
*	Baticim Bati Anadolu Cimento Sanayii AS	16,938	62,726
	Bera Holding AS	169,338	72,743
	BIM Birlesik Magazalar AS	32,567	408,388
*	Biotrend Cevre VE Enerji Yatirimlari AS	57,833	37,564
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	30,409
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	4,766	95,918
	Borusan Yatirim ve Pazarlama AS	766	65,702
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	31,936
	Bursa Cimento Fabrikasi AS	160,095	42,000
*	Can2 Termik AS	55,728	33,222
	Celebi Hava Servisi AS	735	24,503
*	Cemas Dokum Sanayi AS	191,078	30,720
	Cemtas Celik Makina Sanayi Ve Ticaret AS	33,666	12,812
	Cimsa Cimento Sanayi VE Ticaret AS	65,940	71,617
	Coca-Cola Icecek AS	11,914	210,175
	Deva Holding AS	9,169	25,357
	Dogan Sirketler Grubu Holding AS	225,304	98,092
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	15,682

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Dogus Otomotiv Servis ve Ticaret AS	10,802	$96,981
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	41,068
	EGE Endustri VE Ticaret AS	185	66,781
	EGE Gubre Sanayii AS	12,670	20,462
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	19,929	30,884
Ω	Enerjisa Enerji AS	25,463	46,601
	Enka Insaat ve Sanayi AS	80,553	98,646
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	12,723
*	Eregli Demir ve Celik Fabrikalari TAS	75,682	107,311
	Esenboga Elektrik Uretim AS	12,069	7,443
*	Europap Tezol Kagit Sanayi VE Ticaret AS	33,041	21,178
*	Europen Endustri Insaat Sanayi VE Ticaret AS	31,829	17,686
	Ford Otomotiv Sanayi AS	4,299	124,871
	Galata Wind Enerji AS	25,085	21,634
	Global Yatirim Holding AS	160,296	60,043
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,664	33,492
*	Goodyear Lastikleri TAS	24,063	16,920
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	57,661
	GSD Holding AS	193,884	26,441
*	Gubre Fabrikalari TAS	2,007	9,632
*	Hektas Ticaret TAS	18,512	10,848
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	40,192
	Info Yatirim AS	31,910	15,230
	Inveo Yatirim Holding AS	19,945	30,954
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	29,791	35,603
*	Is Finansal Kiralama AS	120,382	49,977
	Is Yatirim Menkul Degerler AS, Class A	92,488	105,264
	Isiklar Enerji ve Yapi Holding AS	129,249	24,332
*	Izmir Demir Celik Sanayi AS	242,619	49,880
	Jantsa Jant Sanayi Ve Ticaret AS	3,039	14,307
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,247	40,817
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	19,438	13,879
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	179,451	158,091
*	Karel Elektronik Sanayi ve Ticaret AS	34,699	15,680
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	19,208
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	253,656	19,218
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	10,752
	Kervan Gida Sanayi Ve Ticaret AS	23,372	18,607
	KOC Holding AS	75,858	400,640
	Kocaer Celik Sanayi Ve Ticaret AS	29,279	38,372
	Kontrolmatik Enerji Ve Muhendislik AS	4,739	37,837
*	Konya Cimento Sanayii AS	208	52,581
	Kordsa Teknik Tekstil AS	9,607	26,283
	Koza Altin Isletmeleri AS	62,876	42,947
*	Koza Anadolu Metal Madencilik Isletmeleri AS	40,893	66,192
	LDR Turizm AS	12,127	24,366
	Logo Yazilim Sanayi Ve Ticaret AS	16,104	47,338
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	33,990	159,761
*	Menderes Tekstil Sanayi ve Ticaret AS	26,505	8,814
	MIA Teknoloji AS	53,754	77,431
	Migros Ticaret AS	14,486	194,833
*Ω	MLP Saglik Hizmetleri AS	16,011	86,007
*	NET Holding AS	44,398	39,537
	Nuh Cimento Sanayi AS	6,838	71,507
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	271,311	82,637
	Orge Enerji Elektrik Taahhut AS	12,440	28,702
	Osmanli Yatirim Menkul Degerler AS	3,001	21,084
*	Otokar Otomotiv Ve Savunma Sanayi AS	1,736	27,877
*	Oyak Cimento Fabrikalari AS	36,631	76,178

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Oyak Yatirim Menkul Degerler AS	31,633	$45,762
*	Parsan Makina Parcalari Sanayii AS	4,929	17,077
*	Pegasus Hava Tasimaciligi AS	8,513	210,438
*	Peker Gayrimenkul Yatirim Ortakligi AS	59,810	67,586
	Penta Teknoloji Urunleri Dagitim Ticaret AS	31,157	20,031
*	Petkim Petrokimya Holding AS	100,092	71,523
	Pinar SUT Mamulleri Sanayii AS	6,392	17,131
	Polisan Holding AS	50,835	23,553
	Politeknik Metal Sanayi ve Ticaret AS	34	22,534
*	Qua Granite Hayal	184,107	24,419
*	Reysas Tasimacilik ve Lojistik Ticaret AS	63,648	65,329
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	75,349	75,633
*	Sasa Polyester Sanayi AS	15,140	19,196
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	7,528	23,373
	Sekerbank Turk AS	380,691	60,845
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	41,801
	Sok Marketler Ticaret AS	63,456	133,019
	Suwen Tekstil Sanayi Pazarlama AS	29,924	19,600
*	TAV Havalimanlari Holding AS	21,951	99,804
	Tekfen Holding AS	78,011	107,237
*	Teknosa Ic Ve Dis Ticaret AS	34,354	44,727
	Tofas Turk Otomobil Fabrikasi AS	14,963	121,379
*	Tukas Gida Sanayi ve Ticaret AS	53,456	14,750
*	Tumosan Motor ve Traktor Sanayi AS	6,241	19,360
*	Turk Hava Yollari AO	52,187	467,798
*	Turk Telekomunikasyon AS	86,749	93,323
	Turk Traktor ve Ziraat Makineleri AS	2,167	57,690
	Turkcell Iletisim Hizmetleri AS	188,637	425,337
	Turkiye Garanti Bankasi AS	77,409	162,008
	Turkiye Is Bankasi AS, Class C	323,613	272,870
	Turkiye Petrol Rafinerileri AS	121,038	596,336
	Turkiye Sigorta AS	45,055	71,212
*	Turkiye Sinai Kalkinma Bankasi AS	576,633	155,534
	Turkiye Sise ve Cam Fabrikalari AS	48,007	77,867
*	Turkiye Vakiflar Bankasi TAO, Class D	138,472	64,466
*	Ulker Biskuvi Sanayi AS	45,406	139,701
	Ulusoy Un Sanayi ve Ticaret AS	17,772	17,962
	Vakif Finansal Kiralama AS	122,418	22,065
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,305	20,561
	Vestel Beyaz Esya Sanayi ve Ticaret AS	119,734	68,580
*	Vestel Elektronik Sanayi ve Ticaret AS	33,317	67,366
	Yapi ve Kredi Bankasi AS	482,875	346,825
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	37,367	40,495
	Yayla Agro Gida Sanayi VE Nakliyat AS	84,751	45,191
*	Zorlu Enerji Elektrik Uretim AS	435,648	66,865
TOTAL TURKEY			10,737,834
UNITED ARAB EMIRATES — (2.1%)
	Abu Dhabi Commercial Bank PJSC	343,630	842,013
	Abu Dhabi Islamic Bank PJSC	283,673	865,804
	Abu Dhabi National Hotels	873,696	207,541
	Abu Dhabi National Insurance Co. PSC	30,691	51,373
	Abu Dhabi National Oil Co. for Distribution PJSC	312,537	301,941
*	Abu Dhabi Ports Co. PJSC	152,328	257,556
	Abu Dhabi Ship Building Co. PJSC	17,840	19,183
	ADNOC Drilling Co. PJSC	226,012	225,683
	Agthia Group PJSC	88,167	122,155
	Air Arabia PJSC	539,670	437,324
*	Ajman Bank PJSC	236,936	132,248

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	AL Seer Marine Supplies & Equipment Co. LLC	50,858	$92,138
	AL Yah Satellite Communications Co-PJSC-Yah Sat	229,686	143,651
	Aldar Properties PJSC	310,524	430,669
*	Alpha Dhabi Holding PJSC	14,620	70,741
	Amanat Holdings PJSC	326,145	104,752
*	Amlak Finance PJSC	236,419	50,831
*	Apex Investment Co. PSC	151,138	80,881
	Aramex PJSC	186,954	107,282
	Burjeel Holdings PLC	190,958	161,567
	Dana Gas PJSC	1,553,154	312,113
*	Deyaar Development PJSC	297,806	57,312
	Dubai Electricity & Water Authority PJSC	562,732	384,651
	Dubai Financial Market PJSC	295,352	109,382
	Dubai Investments PJSC	590,087	379,982
	Dubai Islamic Bank PJSC	518,723	892,583
	Emaar Development PJSC	339,783	642,981
	Emaar Properties PJSC	849,753	1,718,091
	Emirates Driving Co.	63,900	52,838
	Emirates Integrated Telecommunications Co. PJSC	178,939	275,283
	Emirates NBD Bank PJSC	259,060	1,247,632
	Emirates Telecommunications Group Co. PJSC	241,731	1,261,628
*	EMSTEEL Building Materials PJSC	457,829	173,028
*	Eshraq Investments PJSC	442,876	49,708
	Fertiglobe PLC	232,139	176,112
	First Abu Dhabi Bank PJSC	266,023	1,060,551
*	Ghitha Holding PJSC	7,704	78,683
*	Gulf Navigation Holding PJSC	43,065	82,000
*	Gulf Pharmaceutical Industries PSC	35,344	11,232
*	Islamic Arab Insurance Co.	69,707	9,881
*	Manazel PJSC	388,957	36,412
*	Multiply Group PJSC	721,764	566,740
	National Bank of Ras Al-Khaimah PSC	18,443	27,678
	National Central Cooling Co. PJSC	54,216	47,355
*	National Corp. for Tourism & Hotels	32,251	28,273
*	Palms Sports PrJSC	4,850	18,077
*	RAK Properties PJSC	303,401	108,213
	Ras Al Khaimah Ceramics	133,809	98,365
	Salik Co. PJSC	109,096	102,942
*	Shuaa Capital PSC	362,137	19,218
	Taaleem Holdings PJSC	23,372	24,531
	TECOM Group PJSC	93,868	68,773
*	Union Properties PJSC	571,455	42,723
TOTAL UNITED ARAB EMIRATES			14,870,304
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	36,006	634,426
UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	3,326	23,626
TOTAL COMMON STOCKS			695,696,005
PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
*	Alpargatas SA	54,927	95,122
	Banco ABC Brasil SA, 6.526%	25,226	121,435
Ω	Banco BMG SA, 11.212%	38,100	25,762
	Banco Bradesco SA, 7.254%	354,890	1,099,540
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	45,300	134,865

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco Pan SA, 2.737%	83,918	$133,133
	Centrais Eletricas Brasileiras SA Class B, 3.258%	17,400	160,991
	Centrais Eletricas de Santa Catarina SA, 10.177%	1,300	17,520
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	32,000	66,785
	Cia De Sanena Do Parana, 5.473%	163,948	186,635
	Cia Energetica de Minas Gerais, 11.204%	135,699	315,528
	Cia Energetica do Ceara Class A, 0.768%	1,701	13,768
	Companhia Paranaense de Energia Class B, 3.301%	158,600	324,281
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	28,400	146,804
	Eucatex SA Industria e Comercio, 5.720%	11,500	37,603
	Gerdau SA, 7.607%	69,282	294,222
	Itau Unibanco Holding SA, 3.834%	269,200	1,781,119
	Marcopolo SA, 4.150%	121,100	195,543
	Petroleo Brasileiro SA, 7.820%	505,314	4,125,616
	Raizen SA, 6.959%	240,530	185,942
	Randon SA Implementos e Participacoes, 4.972%	45,900	108,395
	Schulz SA, 4.483%	40,500	53,216
	Taurus Armas SA, 9.746%	22,377	64,678
	Track & Field Co. SA, 1.321%	11,667	31,320
	Unipar Carbocloro SA Class B, 4.951%	9,710	137,760
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	110,300	204,597
TOTAL BRAZIL			10,062,180
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 7.290%	11,586	29,522
	Sociedad Quimica y Minera de Chile SA Class B, 10.318%	696	29,886
TOTAL CHILE			59,408
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 7.689%	400,618	52,984
	Grupo de Inversiones Suramericana SA, 7.805%	11,637	49,011
TOTAL COLOMBIA			101,995
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	174	22
*	TVS Holdings Ltd.	174,464	22,381
TOTAL INDIA			22,403
TOTAL PREFERRED STOCKS			10,245,986
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	837	825
*	Diagnosticos da America SA Warrants 04/30/2025	357	137
*	Empreendimentos Pague Menos SA Rights 02/28/2024	6,816	330
*	Grupo Casas Bahia SA Warrants 09/19/2024	113,865	459
*	Infracommerce CXAAS SA Warrants 12/18/2024	13,287	617
*	Localiza Rent a Car SA Rights 02/05/2024	97	176
*	Veste SA Estilo Rights 02/19/2024	54	11
TOTAL BRAZIL			2,555
INDIA — (0.0%)
*	Skipper Ltd. Rights 02/08/2024	434	305
MALAYSIA — (0.0%)
*	CAB Cakaran Corp. Bhd. Warrants 05/31/2028	20,800	1,166

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

MALAYSIA — (Continued)
*	Sam Engineering & Equipment M Bhd. Rights 02/09/2024	4,000	$4
TOTAL MALAYSIA			1,170
SOUTH KOREA — (0.0%)
*	LG Display Co. Ltd. Rights 03/07/2024	8,731	10,336
*	Samsung Pharmaceutical Co. Ltd. Rights 02/14/2024	2,471	676
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	4,192	4,931
TOTAL SOUTH KOREA			15,943
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	32,170	1,285
*	G Shank Enterprise Co. Ltd. Rights	2,417	996
*	L&K Engineering Co. Ltd. Rights 03/06/2024	1,167	2,088
*	Radium Life Tech Co. Ltd. Rights	10,418	236
TOTAL TAIWAN			4,605
THAILAND — (0.0%)
*	Chayo Group PCL Warrants 12/07/2025	9,486	144
#*	RS PCL Warrants 01/16/2026	10,923	1,817
TOTAL THAILAND			1,961
TOTAL RIGHTS/WARRANTS			26,539
TOTAL INVESTMENT SECURITIES (Cost $643,851,088)			705,968,530

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	420,845	4,868,334
TOTAL INVESTMENTS — (100.0%)
(Cost $648,719,422)^^			$710,836,864
As of January 31, 2024, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	80	03/15/24	$19,478,911	$19,482,000	$3,089
Total Futures Contracts			$19,478,911	$19,482,000	$3,089
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$39,536,595	$796,605	—	$40,333,200
Chile	900,927	3,472,624	—	4,373,551
Colombia	1,091,525	4,279	—	1,095,804
Czech Republic	—	928,723	—	928,723

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	$155,566	$98,467	—	$254,033
Greece	41,267	4,534,043	—	4,575,310
Hungary	—	2,105,339	—	2,105,339
India	10,881,460	176,754,399	$39,628	187,675,487
Indonesia	—	17,215,256	14,537	17,229,793
Kuwait	5,031,424	560,779	—	5,592,203
Malaysia	—	13,967,282	—	13,967,282
Mexico	21,774,088	—	—	21,774,088
Peru	376,926	—	—	376,926
Philippines	155,556	5,354,173	—	5,509,729
Poland	—	9,887,409	—	9,887,409
Qatar	—	7,390,649	—	7,390,649
Saudi Arabia	51,433	35,381,947	—	35,433,380
South Africa	2,395,050	22,396,037	—	24,791,087
South Korea	5,894,004	104,645,077	140,951	110,680,032
Taiwan	768,738	158,538,537	—	159,307,275
Thailand	14,707,174	1,441,341	—	16,148,515
Turkey	—	10,737,834	—	10,737,834
United Arab Emirates	—	14,870,304	—	14,870,304
United Kingdom	634,426	—	—	634,426
United States	—	23,626	—	23,626
Preferred Stocks
Brazil	10,036,418	25,762	—	10,062,180
Chile	—	59,408	—	59,408
Colombia	101,995	—	—	101,995
India	—	22,403	—	22,403
Rights/Warrants
Brazil	—	2,555	—	2,555
India	—	305	—	305
Malaysia	—	1,170	—	1,170
South Korea	—	15,943	—	15,943
Taiwan	—	4,605	—	4,605
Thailand	—	1,961	—	1,961
Securities Lending Collateral	—	4,868,334	—	4,868,334
Futures Contracts**	3,089	—	—	3,089
TOTAL	$114,537,661	$596,107,176	$195,116˂˃	$710,839,953
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2024, the DFA Commodity Strategy Portfolio held $238,522,257 in the Subsidiary, representing 20.74% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$220,075
U.S. Large Cap Value Portfolio	14,332,376
U.S. Targeted Value Portfolio	9,343,120
U.S. Small Cap Value Portfolio	10,792,207
U.S. Core Equity 1 Portfolio	12,375,409
U.S. Core Equity 2 Portfolio	13,149,759
U.S. Vector Equity Portfolio	2,475,935
U.S. Small Cap Portfolio	9,361,136
U.S. Micro Cap Portfolio	4,444,136
DFA Real Estate Securities Portfolio	4,699,012
Large Cap International Portfolio	3,958,679
International Core Equity Portfolio	24,692,322
International Small Company Portfolio	10,058,628
Global Small Company Portfolio	72,853
Japanese Small Company Portfolio	190,214
Asia Pacific Small Company Portfolio	185,153
United Kingdom Small Company Portfolio	18,475
Continental Small Company Portfolio	621,763
DFA International Real Estate Securities Portfolio	3,337,655
DFA Global Real Estate Securities Portfolio	7,464,263
DFA International Small Cap Value Portfolio	9,383,419
International Vector Equity Portfolio	2,650,384
World ex U.S. Value Portfolio	213,205
World ex U.S. Targeted Value Portfolio	648,119
World ex U.S. Core Equity Portfolio	3,130,040
Selectively Hedged Global Equity Portfolio	157,930
Emerging Markets Portfolio	3,046,957
Emerging Markets Small Cap Portfolio	3,472,702
Emerging Markets Value Portfolio	9,310,824
Emerging Markets Core Equity Portfolio	20,012,180
U.S. Large Cap Equity Portfolio	729,052
DFA Commodity Strategy Portfolio	2,792,746
DFA One-Year Fixed Income Portfolio	4,899,857

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,463,866
DFA Selectively Hedged Global Fixed Income Portfolio	993,943
DFA Short-Term Government Portfolio	1,508,329
DFA Five-Year Global Fixed Income Portfolio	9,246,839
DFA World ex U.S. Government Fixed Income Portfolio	1,175,497
DFA Intermediate Government Fixed Income Portfolio	5,962,676
DFA Short-Term Extended Quality Portfolio	5,815,441
DFA Intermediate-Term Extended Quality Portfolio	1,487,370
DFA Targeted Credit Portfolio	921,117
DFA Investment Grade Portfolio	12,017,377
DFA Inflation-Protected Securities Portfolio	5,764,157
DFA Short-Term Municipal Bond Portfolio	1,633,984
DFA Intermediate-Term Municipal Bond Portfolio	1,449,169
DFA Selective State Municipal Bond Portfolio	386,779
DFA Short-Term Selective State Municipal Bond Portfolio	172,140
DFA California Short-Term Municipal Bond Portfolio	703,213
DFA California Intermediate-Term Municipal Bond Portfolio	434,479
DFA NY Municipal Bond Portfolio	142,359
Dimensional Retirement Income Fund	73,534
Dimensional 2045 Target Date Retirement Income Fund	128,151
Dimensional 2050 Target Date Retirement Income Fund	98,241
Dimensional 2055 Target Date Retirement Income Fund	67,088
Dimensional 2060 Target Date Retirement Income Fund	52,164
Dimensional 2065 Target Date Retirement Income Fund	12,807
Dimensional 2010 Target Date Retirement Income Fund	15,969
Dimensional 2015 Target Date Retirement Income Fund	28,244
Dimensional 2020 Target Date Retirement Income Fund	86,590
Dimensional 2025 Target Date Retirement Income Fund	159,080
Dimensional 2030 Target Date Retirement Income Fund	189,701
Dimensional 2035 Target Date Retirement Income Fund	167,033
Dimensional 2040 Target Date Retirement Income Fund	142,692
DFA Short-Duration Real Return Portfolio	1,905,204
DFA Municipal Real Return Portfolio	1,587,687
DFA Municipal Bond Portfolio	608,913
World Core Equity Portfolio	726,830
DFA LTIP Portfolio	505,632
U.S. Social Core Equity 2 Portfolio	871,231
U.S. Sustainability Core 1 Portfolio	3,692,633
U.S. Sustainability Targeted Value Portfolio	339,122
International Sustainability Core 1 Portfolio	2,743,076
International Social Core Equity Portfolio	1,190,313
Global Social Core Equity Portfolio	54,520
Emerging Markets Social Core Equity Portfolio	1,200,493
VA U.S. Targeted Value Portfolio	546,349
VA U.S. Large Value Portfolio	460,959
VA International Value Portfolio	434,812
VA International Small Portfolio	290,518
VA Short-Term Fixed Portfolio	358,210

Federal Tax Cost
VA Global Bond Portfolio	$327,637
VIT Inflation-Protected Securities Portfolio	208,002
VA Global Moderate Allocation Portfolio	149,804
U.S. Large Cap Growth Portfolio	1,630,057
U.S. Small Cap Growth Portfolio	766,005
International Large Cap Growth Portfolio	473,373
International Small Cap Growth Portfolio	243,225
DFA Social Fixed Income Portfolio	607,182
DFA Diversified Fixed Income Portfolio	1,861,745
U.S. High Relative Profitability Portfolio	3,251,176
International High Relative Profitability Portfolio	1,316,208
VA Equity Allocation Portfolio	108,280
DFA MN Municipal Bond Portfolio	28,298
DFA California Municipal Real Return Portfolio	276,734
DFA Global Core Plus Fixed Income Portfolio	2,958,657
Emerging Markets Sustainability Core 1 Portfolio	897,429
Emerging Markets Targeted Value Portfolio	221,383
DFA Global Sustainability Fixed Income Portfolio	817,301
DFA Oregon Municipal Bond Portfolio	67,658
DFA Global Core Plus Real Return Portfolio	265,924
Emerging Markets ex China Core Equity Portfolio	668,310
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios' until the 2024 annual shareholder reports, and will have no effect on the Portfolios' accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.